            As filed with the Securities and Exchange Commission on May 22, 2001
                                      Securities Act Registration No. __________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No.  ____             Post-effective Amendment No.  ____
                        (Check appropriate box or boxes)

                         AIM INVESTMENT SECURITIES FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046
               --------------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:    Copy to:

CAROL F. RELIHAN, ESQUIRE                 THOMAS H. DUNCAN, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1225 17th Street
Suite 100                                 Suite 2300
Houston, TX 77046                         Denver, CO 80202

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         It is proposed that this filing will become effective on June 20, 2001 pursuant to Rule 488.

         The title of the securities being registered is AIM Municipal Bond Fund Class A shares. No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
                                 a Portfolio of
                              AIM TAX-EXEMPT FUNDS
                          11 Greenway Plaza, Suite 100
                              Houston, Texas 77046

                                                                   June __, 2001
Dear Shareholder:

         Enclosed is a combined proxy statement and prospectus seeking your approval of a proposed combination of AIM Tax-Exempt Bond Fund of Connecticut with AIM Municipal Bond Fund. AIM Tax-Exempt Bond Fund of Connecticut ("Connecticut Bond Fund") is an investment portfolio of AIM Tax-Exempt Funds, a Delaware business trust. AIM Municipal Bond Fund ("Municipal Bond Fund") is an investment portfolio of AIM Investment Securities Funds, a Delaware business trust. A I M Advisors, Inc. serves as the investment adviser to Connecticut Bond Fund and Municipal Bond Fund.

         After considering several options, A I M Advisors, Inc. recommended that Connecticut Bond Fund be combined with Municipal Bond Fund because of the relatively small asset size of Connecticut Bond Fund and its slow asset growth. The investment objectives of Connecticut Bond Fund and Municipal Bond Fund are similar and the two funds employ similar investment policies to achieve their investment objectives, except that Municipal Bond Fund does not concentrate its investments in municipal securities that pay interest which is exempt from Connecticut income tax. The total operating expenses of Municipal Bond Fund, expressed as a percentage of assets, are lower than those of Connecticut Bond Fund, and the two funds have provided a comparable return to shareholders. The accompanying document describes the proposed transaction and compares the investment policies, operating expenses and performance history of Connecticut Bond Fund and Municipal Bond Fund. You should review the enclosed materials carefully.

         Shareholders of Connecticut Bond Fund are being asked to approve an Agreement and Plan of Reorganization by and among AIM Tax-Exempt Funds, AIM Investment Securities Funds and A I M Advisors, Inc., that will govern the reorganization of Connecticut Bond Fund into Municipal Bond Fund. After careful consideration, the Board of Trustees of AIM Tax-Exempt Funds has unanimously approved the proposal and recommends that you vote FOR the proposal.

         Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications, Inc., reminding you to vote your shares. You may also vote your shares on the internet at http://www.aimfunds.com by following the instructions that appear on the enclosed proxy insert.

                                       Sincerely,

                                       /s/ ROBERT H. GRAHAM
                                       Robert H. Graham
                                       Chairman

                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
                                 A PORTFOLIO OF
                              AIM TAX-EXEMPT FUNDS
                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON AUGUST 17, 2001

         TO THE SHAREHOLDERS OF AIM TAX-EXEMPT BOND FUND OF CONNECTICUT:

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of AIM Tax-Exempt Bond Fund of Connecticut ("Connecticut Bond Fund"), an investment portfolio of AIM Tax-Exempt Funds ("ATEF"), will be held at 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 on August 17, 2001, at 3:00 p.m., local time, for the following purposes:

         1. To approve an Agreement and Plan of Reorganization (the "Agreement") by and among ATEF, acting on behalf of Connecticut Bond Fund, AIM Investment Securities Funds ("AISF"), acting on behalf of AIM Municipal Bond Fund ("Municipal Bond Fund") and A I M Advisors, Inc. The Agreement provides for the combination of Connecticut Bond Fund with Municipal Bond Fund (the "Reorganization"). Pursuant to the Agreement, all of the assets of Connecticut Bond Fund will be transferred to Municipal Bond Fund. Municipal Bond Fund will assume all of the liabilities of Connecticut Bond Fund, and AISF will issue Class A shares of Municipal Bond Fund to Connecticut Bond Fund's Class A shareholders. The value of each Connecticut Bond Fund shareholder's account with Municipal Bond Fund immediately after the Reorganization will be the same as the value of such shareholder's account with Connecticut Bond Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No initial sales charge will be imposed in connection with the Reorganization.

         2. To transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on May 30, 2001, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

         Shareholders are requested to execute and return promptly in the enclosed envelope the accompanying proxy, which is being solicited by the management of ATEF. You may also vote your shares through a website established for that purpose by following the instructions on the enclosed proxy insert. Your vote is important for the purpose of ensuring a quorum at the Special Meeting. Proxies may be revoked at any time before they are exercised by executing and submitting of a revised proxy, by giving written notice of revocation to ATEF or by voting in person at the Special Meeting.


                                /s/ CAROL F. RELIHAN
                                Carol F. Relihan
                                Senior Vice President and Secretary

June __, 2001

                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
                                 A PORTFOLIO OF
                              AIM TAX-EXEMPT FUNDS
                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173
                            TOLL FREE: (800) 454-0327

                             AIM MUNICIPAL BOND FUND
                                 A PORTFOLIO OF
                         AIM INVESTMENT SECURITIES FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                            TOLL FREE: (800) 454-0327

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                              Dated: June __, 2001

         This document is being furnished in connection with a special meeting of Shareholders of AIM Tax-Exempt Bond Fund of Connecticut ("Connecticut Bond Fund"), an investment portfolio of AIM Tax-Exempt Funds ("ATEF"), a Delaware business trust, to be held on August 17, 2001 (the "Special Meeting"). At the Special Meeting, the shareholders of Connecticut Bond Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the "Agreement") by and among ATEF, acting on behalf of Connecticut Bond Fund, AIM Investment Securities Funds ("AISF"), acting on behalf of AIM Municipal Bond Fund ("Municipal Bond Fund"), and A I M Advisors, Inc. ("AIM Advisors"). The Agreement provides for the combination of Connecticut Bond Fund with Municipal Bond Fund (the "Reorganization"). The Board of Trustees of ATEF has unanimously approved the Agreement and Reorganization as being in the best interests of the shareholders of Connecticut Bond Fund.

         Pursuant to the Agreement, all of the assets of Connecticut Bond Fund will be transferred to Municipal Bond Fund, Municipal Bond Fund will assume all of the liabilities of Connecticut Bond Fund, and AISF will issue Class A shares of Municipal Bond Fund to Connecticut Bond Fund's Class A shareholders. The value of each Connecticut Bond Fund shareholder's account with Municipal Bond Fund immediately after the Reorganization will be the same as the value of such shareholder's account with Connecticut Bond Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No initial sales charge will be imposed in connection with the Reorganization.

         Municipal Bond Fund is a series portfolio of AISF, an open-end, series management investment company. The investment objective of Municipal Bond Fund is similar to the investment objective of Connecticut Bond Fund. Municipal Bond Fund seeks to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal. Connecticut Bond Fund seeks to achieve a high level of current income exempt from federal taxes and Connecticut taxes. Both funds seek to achieve their investment objective by investing in a portfolio of debt securities. See "Comparison of Investment Objectives and Policies."

         This Combined Proxy Statement and Prospectus ("Proxy
Statement/Prospectus") sets forth the information that a shareholder of Connecticut Bond Fund should know before voting on the Agreement. It should be read and retained for future reference.

         The current Prospectus of Connecticut Bond Fund, dated July 28, 2000 (the "Connecticut Bond Fund Prospectus"), together with the related Statement of Additional Information also dated July 28, 2000 as revised February 22, 2001, are on file with the Securities and Exchange Commission (the "SEC") and are incorporated by reference herein. The Prospectus of Municipal Bond Fund dated November 28, 2000 as revised March 21, 2001, (the "Municipal Bond Fund Prospectus"), and the related Statement of Additional Information also dated November 28, 2000 as revised February 22, 2001, have been filed with the SEC and are incorporated by reference herein. A copy of the Municipal Bond Fund Prospectus is attached as Appendix II to this Proxy Statement/Prospectus. The SEC maintains a website at http://www.sec.gov that contains the prospectuses and statements of additional information described above, material incorporated by reference, and other information about ATEF and AISF. These documents are also available without charge by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Additional information about Connecticut Bond Fund and Municipal Bond Fund may also be obtained on the internet at http://www.aimfunds.com.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                                                               PAGE

INTRODUCTION......................................................................................................1

SYNOPSIS..........................................................................................................2
         The Reorganization.......................................................................................2
         Reasons for the Reorganization...........................................................................2
         Comparison of Municipal Bond Fund and Connecticut Bond Fund..............................................2

RISK FACTORS......................................................................................................7
         Comparative Risks........................................................................................7
         Risks Associated with Municipal Bond Fund................................................................7

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES..................................................................8
         Investment Objectives of Municipal Bond Fund and Connecticut Bond Fund...................................8
         Investment Policies of Municipal Bond Fund...............................................................8
         Investment Policies of Connecticut Bond Fund.............................................................8
         Comparative Investment Restrictions......................................................................9
         Municipal Bond Fund Portfolio Management.................................................................9
         Management's Discussion and Analysis of Performance.....................................................10

FINANCIAL HIGHLIGHTS.............................................................................................10
         Muncipal Bond Fund......................................................................................11

ADDITIONAL INFORMATION ABOUT THE AGREEMENT.......................................................................12
         Terms of the Reorganization.............................................................................12
         The Reorganization......................................................................................12
         Board Considerations....................................................................................12
         Other Terms.............................................................................................14
         Federal Tax Consequences................................................................................15
         Accounting Treatment....................................................................................17

ADDITIONAL INFORMATION ABOUT MUNICIPAL BOND FUND AND CONNECTICUT BOND FUND.......................................17

RIGHTS OF SHAREHOLDERS...........................................................................................17

OWNERSHIP OF MUNICIPAL BOND FUND AND CONNECTICUT
         BOND FUND SHARES........................................................................................18
         Significant Holders.....................................................................................18
         Ownership of Officers and Trustees......................................................................18

CAPITALIZATION...................................................................................................18

LEGAL MATTERS....................................................................................................19

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE
COMMISSION.......................................................................................................19


APPENDIX I ....................................................................Agreement and Plan of Reorganization
APPENDIX II ......................................................................Prospectus of Municipal Bond Fund
APPENDIX III ..............................................Municipal Bond Fund Discussion & Analysis of Performance


         The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, Invest with DISCIPLINE, Invierta con DISCIPLINA, La Familia AIM de Fondos, and La Familia AIM de Fondos and Design are registered service marks, and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

         No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

         This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of ATEF from the shareholders of Connecticut Bond Fund for use at the Special Meeting of Shareholders to be held at 11 Greenway Plaza, Suite 100, Houston, TX 77046, on August 17, 2001, at 3:00 p.m., local time (such meetings and any adjournments thereof are referred to as the "Special Meeting").

         All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained therein. If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Agreement and in accordance with management's recommendation on other matters. The presence in person or by proxy of one-third of the outstanding shares of beneficial interest in Connecticut Bond Fund at the Special Meeting will constitute a quorum. Approval of the Agreement by Connecticut Bond Fund requires the affirmative vote of a majority of the shares cast by shareholders of Connecticut Bond Fund. Abstentions and broker non-votes will be counted as shares present at the Special Meeting for quorum purposes, but will not be considered votes cast at the Special Meeting. Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal. Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of ATEF. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

         Shareholders of record as of the close of business on May 30, 2001 (the "Record Date"), are entitled to vote at the Special Meeting. On the Record Date, there were __________ Class A shares of Connecticut Bond Fund outstanding. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

         ATEF has engaged the services of Georgeson Shareholder Communications, Inc. ("GSC") to assist it in the solicitation of proxies for the Special Meeting. ATEF expects to solicit proxies principally by mail, but ATEF or GSC may also solicit proxies by telephone, facsimile or personal interview. ATEF's officers will not receive any additional or special compensation for any such solicitation. The cost of shareholder solicitation is anticipated to be approximately $59,500. Connecticut Bond Fund and Municipal Bond Fund will bear their own costs and expenses incurred in connection with the Reorganization.

         ATEF intends to mail this Proxy Statement/Prospectus and the accompanying proxy on or about June __, 2001.

                                    SYNOPSIS

THE REORGANIZATION

         The Reorganization will result in the combination of Connecticut Bond Fund with Municipal Bond Fund. Connecticut Bond Fund is a portfolio of ATEF, a Delaware business trust. Municipal Bond Fund is a portfolio of AISF, a Delaware business trust.

         If shareholders of Connecticut Bond Fund approve the Agreement and other closing conditions are satisfied, all of the assets of Connecticut Bond Fund will be transferred to Municipal Bond Fund, Municipal Bond Fund will assume all of the liabilities of Connecticut Bond Fund, and AISF will issue Class A shares of Municipal Bond Fund to Connecticut Bond Fund's shareholders. The Class A shares of Municipal Bond Fund issued in the Reorganization will have an aggregate net asset value equal to the value of Connecticut Bond Fund's net assets transferred to Municipal Bond Fund. Shareholders will not pay any initial sales charge for shares of Municipal Bond Fund received in connection with the Reorganization. The value of each shareholder's account with Municipal Bond Fund immediately after the Reorganization will be the same as the value of such shareholder's account with Connecticut Bond Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/ Prospectus. See "Additional Information About the Agreement" below.

         Connecticut Bond Fund will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP, to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay Federal income taxes as a result of the Reorganization. See "Additional Information About the Agreement - Federal Tax Consequences" below.

REASONS FOR THE REORGANIZATION

         The Board of Trustees of ATEF, including the independent trustees, has determined that the reorganization of Connecticut Bond Fund into Municipal Bond Fund is in the best interests of Connecticut Bond Fund and its shareholders and that the interests of the shareholders of Connecticut Bond Fund will not be diluted as a result of the Reorganization.

         AIM Advisors recommended the Reorganization because of Connecticut Bond Fund's relatively small asset size and slow asset growth. In making its determination, the Board of Trustees noted that the two funds have similar investment objectives. The total operating expenses of Municipal Bond Fund, expressed as a percentage of assets, are lower than those of Connecticut Bond Fund, and the two funds have provided a comparable return to shareholders. Municipal Bond Fund is also significantly larger than Connecticut Bond Fund.

COMPARISON OF MUNICIPAL BOND FUND AND CONNECTICUT BOND FUND

         Investment Objective and Policies

         The investment objective of Municipal Bond Fund is similar to the investment objective of Connecticut Bond Fund. The investment policies of the two funds are similar, except that

Municipal Bond fund does not concentrate its investments in municipal securities that pay interest which is exempt from Connecticut income tax.

         Municipal Bond Fund seeks to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal. Municipal Bond Fund seeks to achieve its objective by investing at least 80% of its total invested assets in securities that pay interest exempt from all federal taxes and which does not constitute an item of preference for purposes of the alternative minimum tax.

         Connecticut Bond Fund seeks to earn a high level of current income exempt from federal taxes and Connecticut taxes. Connecticut Bond Fund normally invests at least 80% of its net assets in municipal securities issued by the State of Connecticut and authorities, agencies, instrumentalities and political subdivisions of the State of Connecticut, or other entities, that pay interest which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes and from Connecticut income taxes on individuals, and do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax.

         Investment Advisory Services

         AIM Advisors serves as investment adviser to Connecticut Bond Fund and Municipal Bond Fund. Both funds are managed by the same management team at AIM Advisors.

         Performance

         Average annual total returns for the periods indicated for Class A shares of Municipal Bond Fund and Connecticut Bond Fund, including sales charges, are shown below. Past performance cannot guarantee comparable future results.

                                                                                             Connecticut
                                                              Municipal Bond Fund             Bond Fund
                                                                Class A Shares              Class A Shares
                                                              -------------------           --------------
         1 Year Ended December 31, 2000                             3.42%                      3.23%

         3 Years Ended December 31, 2000                            2.03%                      2.30%

         5 Years Ended December 31, 2000                            3.45%                      3.59%

         10 Years Ended December 31, 2000                           5.93%                      5.82%

         Since Inception(1)                                         6.37%                      5.97%

----------

(1) Class A shares of Connecticut Bond Fund commenced operations on October 3, 1989. Class A shares of Municipal Bond Fund commenced operations on March 28, 1977.

         Expenses

         A comparison of annual operating expenses as a percentage of net assets ("Expense Ratio"), based on the fiscal year ended March 31, 2001 for the Class A shares of Connecticut Bond Fund and for the fiscal year ended July 31, 2000 for the Class A shares of Municipal Bond Fund are shown below. Pro forma estimated Expense Ratios of Municipal Bond Fund giving effect to the Reorganization are also provided.


                                                                CONNECTICUT           MUNICIPAL            MUNICIPAL BOND FUND
                                                                 BOND FUND            BOND FUND            PRO FORMA ESTIMATED

                                                               Class A Shares       Class A Shares            Class A Shares
                                                               --------------       --------------         -------------------
              SHAREHOLDER TRANSACTION EXPENSES
              Maximum sales load imposed on purchase of
              shares (as a percentage of offering price)            4.75%                4.75%                     4.75%

              Deferred Sales Load (as a percentage of
              original purchase price or redemption
              proceeds, as applicable)                              None(1)              None(1)                   None(1)

              ANNUAL OPERATING EXPENSES (AS A
              % OF NET ASSETS)
              Management fees                                       0.50%                0.46%                     0.45%
              Distribution and/or Service (12b-1) Fees              0.25%                0.25%                     0.25%
              Other expenses                                        0.37%                0.14%                     0.14%
                                                                    -----                -----                     -----
              Total fund operating expenses                         1.12%                0.85%                     0.84%
                                                                    =====                =====                     =====

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

         Hypothetical Example of Effect of Expenses

         An investor would have directly or indirectly paid the following expenses on a $10,000 investment under the existing and estimated fees and expenses stated above, assuming a 5% annual return.

                                                                           ONE         THREE         FIVE          TEN
                                                                           YEAR        YEARS         YEARS        YEARS
                                                                           ----        -----         -----        -----
AIM Tax-Exempt Bond Fund of Connecticut
     Class A shares(1)........................................             $584         $814        $1,063        $1,773
AIM Municipal Bond Fund
     Class A shares(1)........................................             $558         $733        $  924        $1,474
Combined Fund
     Class A shares(1)........................................             $557         $730        $  919        $1,463

(1)      Assumes payment of maximum sales charge by the investor.

         THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUNDS' PROJECTED OR ACTUAL PERFORMANCE.

         The actual expenses attributable to each class of a fund's shares will depend upon, among other things, the level of average net assets and the extent to which a fund incurs variable expenses, such as transfer agency costs.

         Sales Charges

         No sales charges are applicable to shares of Municipal Bond Fund received in connection with the Reorganization.

         Municipal Bond Fund Class A shares, which will be issued to Connecticut Bond Fund Class A shareholders pursuant to the Agreement, are sold at net asset value plus an initial sales charge of 4.75%. Municipal Bond Fund pays a fee in the amount of 0.25% of the average daily net assets of Class A shares to A I M Distributors, Inc. ("AIM Distributors") for distribution services.

         The Class A shares of Connecticut Bond Fund are sold at net asset value plus an initial sales charge of 4.75%. AIM Distributors is entitled to receive from Connecticut Bond Fund a fee in the amount of 0.25% of average daily net assets of the Class A shares for distribution services.

         Distribution; Purchase, Exchange and Redemption

         Shares of Municipal Bond Fund and Connecticut Bond Fund are both distributed by AIM Distributors. Purchase and redemption procedures are the same for both funds. Generally, shares of both funds may be exchanged for shares of other funds within The AIM Family of Funds--Registered Trademark-- of the same class.

         Further Information

         Additional information concerning Municipal Bond Fund is contained in this Proxy Statement/Prospectus and in the current prospectus for Municipal Bond Fund that is attached hereto as Appendix II. Further information concerning Connecticut Bond Fund can be found in its prospectus which has been made part of this Proxy Statement/Prospectus by reference. See the cover page for more information on how to receive further information.

                                  RISK FACTORS

COMPARATIVE RISKS

         Municipal Bond Fund and Connecticut Bond Fund both principally invest in tax-exempt debt securities. As a result, both funds are exposed to substantially similar investment risks. However, because it is non-diversified, Connecticut Bond Fund may invest in fewer issuers than if it were a diversified fund. As a result, the value of the Connecticut Bond Fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly. See "Comparison of Investment Objectives and Policies" below.

RISKS ASSOCIATED WITH MUNICIPAL BOND FUND

         There is a risk that you could lose all or a portion of your investment in Municipal Bond Fund and that the income you may receive from the fund may vary. The value of your investment in Municipal Bond Fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. A municipality may default or otherwise be unable to honor a financial obligation. Private activity bonds are not backed by the taxing power of the issuing municipality.

         The value of, payment of interest and repayment of principal by, and the ability of the Municipal Bond Fund to sell, a municipal security may also be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economies of the regions in which the fund invests.

         Municipal Bond Fund may invest up to 20% of its assets in lower quality municipal securities, i.e., "junk bonds." Compared to higher quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES OF MUNICIPAL BOND FUND AND CONNECTICUT BOND FUND

         The investment objective of Municipal Bond Fund is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal. The investment objective of Connecticut Bond Fund is to earn a high level of current income exempt from federal taxes and Connecticut taxes.

INVESTMENT POLICIES OF MUNICIPAL BOND FUND

         Municipal Bond Fund seeks to meet its investment objective by investing at least 80% of its total invested assets in securities that pay interest exempt from all federal taxes and which does not constitute an item of preference for purposes of the alternative minimum tax. Municipal Bond Fund will invest at least 80% of its total invested assets in municipal bonds. Municipal bonds include debt obligations of varying maturities issued to obtain funds for various public purposes by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Certain types of industrial development bonds, such as private activity bonds, that meet certain standards, are treated as municipal bonds.

         Municipal Bond Fund will also invest at least 80% of its total assets in investment-grade municipal securities rated by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or any other nationally recognized statistical rating organization. Other securities meeting certain standards set by Municipal Bond Fund are included in this category. Municipal Bond Fund may invest up to 20% of its total assets in lower-quality municipal securities, i.e. "junk bonds," or unrated municipal securities.

INVESTMENT POLICIES OF CONNECTICUT BOND FUND

         Connecticut Bond Fund seeks to meet its investment objective by investing at least 80% of its net assets in municipal securities issued by the State of Connecticut and authorities, agencies, instrumentalities and political subdivisions of the State of Connecticut, or other entities, that pay interest which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes and from Connecticut income taxes on individuals, and do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. Connecticut Bond Fund will invest at least 65% of its assets in municipal bonds, which include debt obligations of varying maturities issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and industrial development bonds are treated as municipal securities.

         At least 80% of the municipal bonds purchased by Connecticut Bond Fund will be rated investment grade, or will be obligations of issuers having an issue of outstanding municipal bonds rated investment grade, by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or any other nationally recognized statistical rating organization. Connecticut Bond Fund may invest (1) up to 20% of its net assets in unrated bonds or municipal securities the portfolio managers deem to be of investment grade quality; (2) 25% or more of its total assets in securities, the interest on which is paid from revenues of similar type projects; (3) less than 25% of its total assets in industrial development bonds, and (4) up to 35% of its net assets in lower-quality bonds or municipal securities, i.e. "junk bonds."

         Connecticut Bond Fund is non-diversified. This means that with respect to 50% of its total assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer. See "Comparative Investment Restrictions."

COMPARATIVE INVESTMENT RESTRICTIONS

         Municipal Bond Fund and Connecticut Bond Fund are both subject to substantially similar fundamental and non-fundamental investment restrictions, with one exception. Municipal Bond Fund is a "diversified company" as defined in the 1940 Act. As such, Municipal Bond Fund is fundamentally restricted from purchasing the securities of any issuer if, as a result, Municipal Bond Fund would fail to be a diversified company within the meaning of the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations promulgated thereunder, except to the extent that Municipal Bond Fund may be permitted to do so by exemptive order or similar relief. This fundamental restriction regarding issuer diversification is not applicable to Connecticut Bond Fund.

         In complying with the fundamental restriction regarding issuer diversification, Municipal Bond Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of Municipal Bond Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) Municipal Bond Fund would hold more than 10% of the outstanding voting securities of that issuer. Municipal Bond Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor, subject to the terms and conditions of any exemptive orders issued by the SEC.

         In addition, Municipal Bond Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as Municipal Bond Fund. Connecticut Bond Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as Connecticut Bond Fund.

MUNICIPAL BOND FUND PORTFOLIO MANAGEMENT

         AIM Advisors uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of Municipal Bond Fund's portfolio are:

     o Richard A. Berry, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1987; and

     o Stephen D. Turman, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1985.

         Likewise, Richard A. Berry and Stephen D. Turman are primarily responsible for the day-to-day management of Connecticut Bond Fund.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF PERFORMANCE

         A discussion of the performance of Municipal Bond Fund for the fiscal year ended July 31, 2000, is set forth in Appendix III to this Proxy Statement/Prospectus.

                              FINANCIAL HIGHLIGHTS

         Shown below are financial highlights for a Class A share of Municipal Bond Fund outstanding during the six months ended January 31, 2001, and during each of the five fiscal years ended December 31, 1995 through December 31, 1999, and the seven months ended July 31, 2000. This information (other than the information for the six months ended January 31, 2001) has been audited by KPMG LLP, AISF's former independent accountants, whose unqualified report on the financial statements of Municipal Bond Fund is included in its annual report to shareholders for the fiscal period ended July 31, 2000. Municipal Bond Fund's annual report to shareholders dated July 31, 2000, is available without charge upon request made to AISF at the address or telephone number appearing on the cover page of this Proxy Statement/Prospectus.

                     AIM MUNICIPAL BOND FUND CLASS A SHARES

                                                                                  CLASS A

                                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------------------------------------
                                              SIX
                                             MONTHS         SEVEN
                                             ENDED          MONTHS
                                            JANUARY         ENDED
                                               31,         JULY 31,
                                              2001          2000(a)         1999        1998        1997        1996        1995
                                            --------       --------       --------    --------    --------    --------    --------
                                          (UNAUDITED)
Net asset value, beginning of period        $   7.83       $   7.74       $   8.35    $   8.34    $   8.19    $   8.31    $   7.78
                                            --------       --------       --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income                         0.20           0.24           0.41        0.42        0.42        0.43        0.43
                                            --------       --------       --------    --------    --------    --------    --------
Net gains (losses) on securities (both
realized and unrealized)                        0.16           0.09          (0.61)       0.01        0.16       (0.12)       0.56
                                            ========       ========       ========    ========    ========    ========    ========
    Total from investment operations            0.36           0.33          (0.20)       0.43        0.58        0.31        0.99

Less distributions:
  Dividends from net investment
  income                                       (0.20)         (0.24)         (0.41)      (0.42)      (0.43)      (0.43)      (0.43)
                                            --------       --------       --------    --------    --------    --------    --------
  Return of capital                               --             --             --          --          --          --       (0.03)
                                            --------       --------       --------    --------    --------    --------    --------
    Total distributions                        (0.20)         (0.24)         (0.41)      (0.42)      (0.43)      (0.43)      (0.46)
                                            ========       ========       ========    ========    ========    ========    ========
Net asset value, end of period              $   7.99       $   7.83       $   7.74    $   8.35    $   8.34    $   8.19    $   8.31
                                            ========       ========       ========    ========    ========    ========    ========
Total return(b)                                 4.71%          4.32%         (2.45)%      5.28%       7.27%       3.90%      13.05%
                                            ========       ========       ========    ========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s
omitted)                                    $297,392       $283,416       $294,720    $327,705    $318,469    $278,812    $284,803
                                            ========       ========       ========    ========    ========    ========    ========
Ratio of expenses to average net
assets:                                         0.88%(c)       0.85%(d)       0.84%       0.82%       0.90%       0.80%       0.88%
Ratio of net investment income to
average net assets                              5.11%(c)       5.32%(d)       5.01%       5.00%       5.14%       5.29%       5.26%
                                            ========       ========       ========    ========    ========    ========    ========
Portfolio turnover rate                           10%            18%            28%         19%         24%         26%         36%
                                            --------       --------       --------    --------    --------    --------    --------

(a)      Calculated using average shares outstanding.

(b) Does not include sales charges and is not annualized for periods less than one year.

(c) Ratios are annualized and based on average daily net assets of $288,026,187.

(d)      Annualized.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENT

TERMS OF THE REORGANIZATION

         The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATION

         Municipal Bond Fund will acquire all of the assets of Connecticut Bond Fund in exchange for Class A shares of Municipal Bond Fund and the assumption by Municipal Bond Fund of the liabilities of Connecticut Bond Fund. Consummation of the Reorganization (the "Closing") is expected to occur on September 10, 2001, at 8:00 a.m. Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the NYSE on September 7, 2001.

         At the Effective Time, all of the assets of Connecticut Bond Fund shall be delivered to the Custodian for the account of Municipal Bond Fund in exchange for the assumption by Municipal Bond Fund of all of the liabilities of any kind of Connecticut Bond Fund and delivery by AISF directly to Connecticut Bond Fund shareholders of a number of Municipal Bond Fund Class A shares having an aggregate net asset value equal to the net value of the assets of Connecticut Bond Fund transferred.

BOARD CONSIDERATIONS

         The Board of Trustees of ATEF has determined that the Reorganization of Connecticut Bond Fund is in the best interests of the shareholders of Connecticut Bond Fund and that the interests of Connecticut Bond Fund will not be diluted as a result of the Reorganization. The Board of Trustees of ATEF recommends approval of the Agreement by the shareholders of Connecticut Bond Fund at the Special Meeting. A summary of the information that was presented to, and considered by, the Board of Trustees in making its determination is provided below.

         At a meeting of the Board of Trustees held on May [8/9], 2001, AIM Advisors proposed that the Board of Trustees approve the Reorganization of Connecticut Bond Fund into Municipal Bond Fund. The Trustees received from AIM Advisors written materials that contained information concerning Connecticut Bond Fund and Municipal Bond Fund, including comparative total return and fee and expense information, a comparison of the investment objectives of Connecticut Bond Fund and Municipal Bond Fund and pro forma expense ratios of Municipal Bond Fund. AIM Advisors also provided the trustees with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization. The Board of Trustees gave further consideration to the proposed Reorganization at its meeting held on June [12/13], 2001.

         AIM Advisors proposed the combination of Connecticut Bond Fund and Municipal Bond Fund because of the relatively small asset base of Connecticut Bond Fund and its slow asset growth. AIM Advisors considered several options for Connecticut Bond Fund, and concluded that a combination with Municipal Bond Fund was the best alternative.

         In considering the Reorganization, the Board of Trustees noted that Connecticut Bond Fund and Municipal Bond Fund have similar investment objectives. The two funds also have similar investment policies, except Municipal Bond Fund does not concentrate its investments in municipal securities that pay interest which is exempt from Connecticut income tax.

         Municipal Bond Fund is significantly larger than Connecticut Bond Fund. It had total net assets at March 31, 2001 of approximately $398 million, compared with total net assets for Connecticut Bond Fund of approximately $42.4 million. The larger asset base of the combined funds involved in the reorganization should provide greater investment opportunities than are available to the Connecticut Bond Fund.

         The Board of Trustees considered the performance of Connecticut Bond Fund in relation to the performance of Municipal Bond Fund, noting that Municipal Bond Fund has generally provided a comparable long-term total return to its shareholders. As of March 2001, the Lipper Inc. rankings for Municipal Bond Fund and Connecticut Bond Fund were as follows:

                           LIPPER RANK (Percentile)(1)

                                                      1 Year          3 Years         5 Years       10 Years
                                                      ------          -------         -------       --------
     Municipal Bond Fund(2)                            90%              57%             79%           78%
     Connecticut Bond Fund(3)                          97%              49%             87%           72%

----------
(1) Under the Lipper ranking system, the lower the percentile rank, the better the performance.

(2) Lipper places Municipal Bond Fund in the General Municipal Debt category.

(3) Lipper places Connecticut Bond Fund in the Connecticut Municipal Debt category.

         AIM Advisors believes that shareholders of Connecticut Bond Fund may experience a better distribution rate after the reorganization. This belief is based on comparisons of each Fund's one-year distribution rate for the period ending April 30, 2001, and in light of the current maximum Connecticut tax rate for individual investors. After applying Connecticut taxes of 4.5%, Connecticut shareholders should benefit from a slightly higher distribution rate on Municipal Bond Fund.

         The Board considered the operating expenses incurred by the two funds. The total operating expenses of Connecticut Bond Fund, expressed as a percentage of average daily net assets, are higher than the total operating expenses of Municipal Bond Fund. AIM Advisors reported to the Board of Trustees that on a pro forma basis, the total operating expense ratio for Municipal Bond Fund Class A shares is expected to be 0.28% lower than the total operating expense ratio for Connecticut Bond Fund Class A shares. AIM Advisors indicated to the Board that the combined assets of the two funds may lead to additional economies of scale which may result in additional reductions in Municipal Bond Fund's expense ratio.

         The Reorganization may result in reduced revenues for AIM Advisors, since AIM Advisors receives lower management fees on the assets presently held by Municipal Bond Fund. However, AIM Advisors could also benefit in the future if the assets of the combined fund grow faster than the assets of the individual funds would have grown in the absence of the

Reorganization, and AIM Advisors may realize some administrative benefit from the combination of the funds as a result of economies of scale.

         In addition, the Board of Trustees noted that no initial sales or other charges would be imposed on any of the shares of Municipal Bond Fund issued to the shareholders of Connecticut Bond Fund in connection with the Reorganization. Finally, the Board of Trustees reviewed the principal terms of the Agreement. The Board of Trustees noted that Connecticut Bond Fund would be provided with an opinion of counsel that the Reorganization would be tax-free as to Connecticut Bond Fund and its shareholders.

         Based on the foregoing, and the information presented to them at its meeting on June [12/13], 2001, the Board of Trustees determined that the Reorganization will not dilute the interests of the shareholders of Connecticut Bond Fund and is in the best interest of the Connecticut Bond Fund Shareholders in view of the larger asset base and lower operating expenses of Municipal Bond Fund. Therefore, the Board of Trustees recommended the approval of the Reorganization by the shareholders of Connecticut Bond Fund.

OTHER TERMS

         The Agreement may be amended without shareholder approval by mutual agreement of ATEF and AISF. If any amendment is made to the Agreement which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

         Each of ATEF and AISF has made representations and warranties in the Agreement that are customary in matters such as the Reorganization. The obligations of ATEF and AISF pursuant to the Agreement with respect to Connecticut Bond Fund or Municipal Bond Fund are subject to various conditions, including the following:

     o the assets of Connecticut Bond Fund to be acquired by Municipal Bond Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Connecticut Bond Fund immediately prior to the Reorganization;

     o AISF's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     o the shareholders of Connecticut Bond Fund shall have approved the Agreement; and

     o ATEF and AISF shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP, that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for Federal income tax purposes for Connecticut Bond Fund, Municipal Bond Fund or their shareholders.

         Connecticut Bond Fund and Municipal Bond Fund have agreed to bear their own expenses in connection with the Reorganization.

         The Board of Trustees of ATEF may waive without shareholder approval any default by AISF or any failure by AISF to satisfy any of the conditions to ATEF's obligations as long as such a waiver will not have a material adverse effect on the benefits intended under the Agreement for the shareholders of Connecticut Bond Fund. The Agreement may be terminated and the Reorganization may be abandoned by either ATEF or AISF at any time by mutual agreement of ATEF and AISF, or by either party in the event that Connecticut Bond Fund shareholders do not approve the Agreement or if the Closing does not occur on or before December 1, 2001.

FEDERAL TAX CONSEQUENCES

         The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

     o the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

     o no gain or loss will be recognized by Connecticut Bond Fund upon the transfer of its assets to Municipal Bond Fund;

     o no gain or loss will be recognized by any shareholder of Connecticut Bond Fund upon the exchange of shares of Connecticut Bond Fund solely for shares of Municipal Bond Fund;

     o the tax basis of the shares of Municipal Bond Fund to be received by a shareholder of Connecticut Bond Fund will be the same as the tax basis of the shares of Connecticut Bond Fund surrendered in exchange therefor;

     o the holding period of the shares of Municipal Bond Fund to be received by a shareholder of Connecticut Bond Fund will include the holding period for which such shareholder held the shares of Connecticut Bond Fund exchanged therefor, provided that such shares of Connecticut Bond Fund are capital assets in the hands of such shareholder as of the Closing;

     o no gain or loss will be recognized by Municipal Bond Fund on the receipt of assets of Connecticut Bond Fund in exchange for shares of Municipal Bond Fund and Municipal Bond Fund's assumption of Connecticut Bond Fund's liabilities;

     o the tax basis of the assets of Connecticut Bond Fund in the hands of Municipal Bond Fund will be the same as the tax basis of such assets in the hands of Connecticut Bond Fund immediately prior to the Reorganization; and

     o the holding period of the assets of Connecticut Bond Fund to be received by Municipal Bond Fund will include the holding period of such assets in the hands of Connecticut Bond Fund immediately prior to the Reorganization.

         As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to ATEF and AISF as to the foregoing Federal income tax consequences of the

Reorganization, which opinion will be conditioned upon the accuracy, as of the date of Closing, of certain representations of ATEF and AISF upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion, which representations include, but are not limited to, the following (taking into account for purposes thereof any events that are part of the plan of reorganization):

     o there is no plan or intention by the shareholders of Connecticut Bond Fund to redeem a number of shares of Municipal Bond Fund received in the Reorganization that would reduce Connecticut Bond Fund shareholders' ownership of Municipal Bond Fund shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all of the formerly outstanding shares of Connecticut Bond Fund as of the Closing Date;

     o following the Reorganization, Municipal Bond Fund will continue the historic business of Connecticut Bond Fund (for this purpose "historic business" shall mean the business most recently conducted by Connecticut Bond Fund which was not entered into in connection with the Reorganization) or use a significant portion of Connecticut Bond Fund's historic business assets in its business;

     o at the direction of Connecticut Bond Fund, Municipal Bond Fund will issue directly to each Connecticut Bond Fund shareholder pro rata the shares of Municipal Bond Fund that Connecticut Bond Fund constructively receives in the Reorganization and Connecticut Bond Fund will distribute its other properties (if any) to its shareholders on, or as promptly as practicable after, the Closing;

     o Municipal Bond Fund has no plan or intention to reacquire any of its shares issued in the Reorganization, except to the extent that Municipal Bond Fund is required by the 1940 Act to redeem any of its shares presented for redemption;

     o Municipal Bond Fund does not plan or intend to sell or otherwise dispose of any of the assets of Connecticut Bond Fund acquired in the Reorganization, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its status as a "regulated investment company" ("RIC") under the Code;

     o Municipal Bond Fund, Connecticut Bond Fund and the shareholders of Connecticut Bond Fund will pay their respective expenses, if any, incurred in connection with the Reorganization;

     o Municipal Bond Fund will acquire at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Connecticut Bond Fund immediately before the Reorganization, including for this purpose any amounts used by Connecticut Bond Fund to pay its reorganization expenses and all redemptions and distributions made by Connecticut Bond Fund immediately before the Reorganization (other than redemptions pursuant to a demand of a shareholder in the ordinary course of Connecticut Bond Fund's business as an open-end diversified management investment company under the 1940 Act and regular, normal dividends not in excess of the requirements of Section 852 of the Code); and

     o Municipal Bond Fund and Connecticut Bond Fund have each elected to be taxed as a RIC under Section 851 of the Code and will each have qualified for the special Federal tax treatment afforded RICs under the Code for all taxable periods (including the last short taxable period of Connecticut Bond Fund ending on the Closing and the taxable year of Municipal Bond Fund that includes the Closing).

         THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF CONNECTICUT BOND FUND. CONNECTICUT BOND FUND SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

         The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Municipal Bond Fund of the assets of Connecticut Bond Fund will be the same as the book cost basis of such assets to Connecticut Bond Fund.

   ADDITIONAL INFORMATION ABOUT MUNICIPAL BOND FUND AND CONNECTICUT BOND FUND

         For more information with respect to AISF and Municipal Bond Fund concerning the following topics, please refer to Municipal Bond Fund Prospectus as indicated: (i) see "Investment Objective and Strategies" and "Fund Management" for further information regarding AISF and Municipal Bond Fund; (ii) see "Investment Objective and Strategies," "Fund Management," and "Other Information" for further information regarding management of AISF and Municipal Bond Fund; (iii) see "Fund Management" and "Other Information" for further information regarding the shares of AISF and Municipal Bond Fund; (iv) see "Fund Management," "Other Information," and "Shareholder Information" for further information regarding the purchase, redemption and repurchase of shares of AISF and Municipal Bond Fund.

         For more information with respect to ATEF and Connecticut Bond Fund concerning the following topics, please refer to Connecticut Bond Fund Prospectus as indicated: (i) see "Investment Objective and Strategies" and "Fund Management" for further information regarding ATEF and Connecticut Bond Fund;
(ii) see discussion in "Investment Objective and Strategies," "Fund Management," and "Other Information" for further information regarding the shares of ATEF and Connecticut Bond Fund; (iii) see "Fund Management," "Other Information," and "Shareholder Information" for further information regarding the purchase, redemption and repurchase of ATEF and Connecticut Bond Fund.

                             RIGHTS OF SHAREHOLDERS

         ATEF and AISF are both Delaware business trusts. Generally, there will be no material differences between the rights of shareholders under the Agreement and the Declaration of Trust of ATEF and the rights of shareholders under the Agreement and the Declaration of Trust of AISF.

        OWNERSHIP OF MUNICIPAL BOND FUND AND CONNECTICUT BOND FUND SHARES

SIGNIFICANT HOLDERS

         Listed below is the name, address and percent ownership of each person who as of May 30, 2001, to the knowledge of ATEF, owned 5% or more of any class of the outstanding shares of Connecticut Bond Fund:

                              CONNECTICUT BOND FUND

                                                                                                    PERCENT
                                                                      NUMBER OF                    OWNED OF
       NAME AND ADDRESS               CLASS OF SHARES               SHARES OWNED                    RECORD
       ----------------               ---------------               ------------                   --------


*ATEF has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

         Listed below is the name, address and percent ownership of each person who as of ________ __, 2001, to the knowledge of AISF, owned 5% or more of the outstanding shares of Municipal Bond Fund:


                                                                                                    PERCENT
                                                                                                  BENEFICIAL
                                         CLASS OF                     NUMBER OF                    OWNED OF
       NAME AND ADDRESS                   SHARES                    SHARES OWNED                    RECORD
       ----------------                  --------                   ------------                  ----------


*AISF has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

OWNERSHIP OF OFFICERS AND TRUSTEES

         To the best of the knowledge of AISF, the ownership of shares of Municipal Bond Fund by officers and directors of AISF as a group constituted less than 1% of the outstanding shares of such fund as of May 30, 2001.
To the best of the knowledge of ATEF, the ownership of shares of Connecticut Bond Fund by officers or trustees of ATEF as a group constituted less than 1% of the outstanding shares of such fund as of May 30, 2001.

                                 CAPITALIZATION

         The following table sets forth as of January 31, 2001, (i) the capitalization of Municipal Bond Fund Class A, Class B and Class C Shares, (ii) the capitalization of Connecticut Bond Fund Class A, and (iii) the pro forma capitalization of Municipal Bond Fund Class A, Class B, and Class C shares as adjusted to give effect to the transactions contemplated by the Agreement.

                  MUNICIPAL BOND FUND AND CONNECTICUT BOND FUND

CLASS A

                                            TAX-EXEMPT BOND               MUNICIPAL               MUNICIPAL BOND FUND
                                                 FUND OF CT               BOND FUND                PRO-FORMA COMBINED
                                            ---------------               ---------               -------------------
Net Assets                                      $39,727,982              $297,391,958                    $337,119,940
Shares Outstanding                                3,674,271                37,223,689                      42,194,761
Net Asset Value Per Share                       $     10.81              $       7.99                    $       7.99

CLASS B

                                            TAX-EXEMPT BOND                 MUNICIPAL             MUNICIPAL BOND FUND
                                                 FUND OF CT                 BOND FUND              PRO-FORMA COMBINED
                                            ---------------                 ---------             -------------------
Net Assets                                              N/A               $74,408,437                     $74,408,437
Shares Outstanding                                      N/A                 9,299,584                       9,299,584
Net Asset Value Per Share                               N/A               $      8.00                     $      8.00

CLASS C

                                            TAX-EXEMPT BOND                 MUNICIPAL             MUNICIPAL BOND FUND
                                                 FUND OF CT                 BOND FUND              PRO-FORMA COMBINED
                                            ---------------                 ---------             -------------------
Net Assets                                              N/A              $ 11,173,804                    $ 11,173,804
Shares Outstanding                                      N/A                 1,398,905                       1,398,905
Net Asset Value Per Share                               N/A              $       7.99                    $       7.99


Net Assets                                      $39,727,982              $382,974,199                    $422,702,181

                                  LEGAL MATTERS

         Certain legal matters concerning AISF, ATEF and their participation in the Reorganization, the issuance of shares of Municipal Bond Fund in connection with the Reorganization and the tax consequences of the Reorganization will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, 51st Floor, Philadelphia, PA 19103-7599.

                      INFORMATION FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION

         This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which ATEF and AISF have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number for ATEF's registration statement containing the Prospectus and Statement of Additional Information relating to Connecticut Bond Fund is Registration No. 811-7890. Such Prospectus and Statement of Additional Information are incorporated herein by reference. The SEC file number for AISF's registration statement containing the Prospectus and Statement of Additional Information relating to Municipal Bond Fund is Registration No. 811-5686. Such Prospectus and Statement of Additional Information are incorporated herein by reference.

         AISF and ATEF are subject to the informational requirements of the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by ATEF and AISF (including the Registration Statement of AISF relating to Municipal Bond Fund on Form N-14 of which this Proxy Statement/Prospectus is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional offices of the SEC: 7 World Trade Center, New York, New York 10048; and 500 West Madison Street, 14th Floor, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at http://www.sec.gov that contains information regarding AISF, ATEF, and other registrants that file electronically with the SEC.

                                                                      APPENDIX I



                                    AGREEMENT

                                       and

                             PLAN OF REORGANIZATION

                                       for

                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT

                             a separate portfolio of

                              AIM TAX-EXEMPT FUNDS



                                  June __, 2001

                                TABLE OF CONTENTS

                                                                                                               PAGE
ARTICLE 1 DEFINITIONS.............................................................................................1
         Section 1.1.      Definitions............................................................................1

ARTICLE 2 TRANSFER OF ASSETS......................................................................................4
         Section 2.1.      Reorganization of Connecticut Bond Fund.  .............................................4
         Section 2.2.      Computation of Net Asset Value.........................................................4
         Section 2.3.      Valuation Date.........................................................................5
         Section 2.4.      Delivery...............................................................................5
         Section 2.5.      Termination of Series..................................................................6
         Section 2.6.      Issuance of Municipal Bond Fund Shares.................................................6
         Section 2.7.      Investment Securities..................................................................6
         Section 2.8.      Liabilities............................................................................6

ARTICLE 3 REPRESENTATIONS AND WARRANTIES OF ATEF..................................................................7
         Section 3.1.      Organization; Authority................................................................7
         Section 3.2.      Registration and Regulation of ATEF....................................................7
         Section 3.3.      Financial Statements...................................................................7
         Section 3.4.      No Material Adverse Changes; Contingent Liabilities....................................7
         Section 3.5.      Connecticut Bond Fund Shares; Liabilities; Business Operations.........................8
         Section 3.6.      Accountants............................................................................8
         Section 3.7.      Binding Obligation.....................................................................8
         Section 3.8.      No Breaches or Defaults................................................................9
         Section 3.9.      Authorizations or Consents.............................................................9
         Section 3.10.     Permits................................................................................9
         Section 3.11.     No Actions, Suits or Proceedings.......................................................9
         Section 3.12.     Contracts.............................................................................10
         Section 3.13.     Properties and Assets.................................................................10
         Section 3.14.     Taxes.   .............................................................................10
         Section 3.15.     Benefit and Employment Obligations....................................................11
         Section 3.16.     Brokers...............................................................................11
         Section 3.17.     Voting Requirements...................................................................11
         Section 3.18.     State Takeover Statutes...............................................................11
         Section 3.19.     Books and Records.....................................................................11
         Section 3.20.     Prospectus and Statement of Additional Information....................................12
         Section 3.21.     No Distribution.......................................................................12
         Section 3.22.     Liabilities of Connecticut Bond Fund..................................................12
         Section 3.23.     Value of Shares.......................................................................12
         Section 3.24.     Shareholder Expenses..................................................................12
         Section 3.25.     Intercompany Indebtedness.............................................................12

ARTICLE 4 REPRESENTATIONS AND WARRANTIES OF AISF.................................................................12
         Section 4.1.      Organization; Authority...............................................................12
         Section 4.2.      Registration and Regulation of AISF...................................................12

         Section 4.3.      Financial Statements..................................................................13
         Section 4.4.      No Material Adverse Changes; Contingent Liabilities...................................13
         Section 4.5.      Registration of Municipal Bond Fund Class A Shares, Municipal
                  Bond Fund Class B Shares and Municipal Bond Fund Class C Shares................................13
         Section 4.6.      Accountants...........................................................................14
         Section 4.7.      Binding Obligation....................................................................14
         Section 4.8.      No Breaches or Defaults...............................................................14
         Section 4.9.      Authorizations or Consents............................................................15
         Section 4.10.     Permits...............................................................................15
         Section 4.11.     No Actions, Suits or Proceedings......................................................15
         Section 4.12.     Taxes.................................................................................15
         Section 4.13.     Brokers...............................................................................16
         Section 4.14.     Representations Concerning the Reorganization.........................................16
         Section 4.15.     Prospectus and Statement of Additional Information....................................17
         Section 4.16.     Value of Shares.......................................................................17
         Section 4.17.     Intercompany Indebtedness; Consideration..............................................17

ARTICLE 5 COVENANTS..............................................................................................17
         Section 5.1.      Conduct of Business...................................................................17
         Section 5.2.      Announcements.........................................................................18
         Section 5.3.      Expenses..............................................................................18
         Section 5.4.      Further Assurances....................................................................18
         Section 5.5.      Notice of Events......................................................................18
         Section 5.6.      Access to Information.................................................................18
         Section 5.7.      Consents, Approvals and Filings.......................................................19
         Section 5.8.      Submission of Agreement to Shareholders...............................................19

ARTICLE 6 CONDITIONS PRECEDENT TO THE REORGANIZATION.............................................................19
         Section 6.1.      Conditions Precedent of AISF..........................................................19
         Section 6.2.      Mutual Conditions.....................................................................20
         Section 6.3.      Conditions Precedent of ATEF..........................................................21

ARTICLE 7 TERMINATION OF AGREEMENT...............................................................................22
         Section 7.1.      Termination...........................................................................22
         Section 7.2.      Survival After Termination............................................................22

ARTICLE 8 MISCELLANEOUS..........................................................................................22
         Section 8.1.      Survival of Representations and Warranties............................................22
         Section 8.2.      Governing Law.........................................................................23
         Section 8.3.      Binding Effect, Persons Benefiting, No Assignment.....................................23
         Section 8.4.      Obligations of AISF and ATEF..........................................................23
         Section 8.5.      Amendments............................................................................23
         Section 8.6.      Enforcement...........................................................................23
         Section 8.7.      Interpretation........................................................................23
         Section 8.8.      Counterparts..........................................................................24
         Section 8.9.      Entire Agreement; Schedules...........................................................24
         Section 8.10.     Notices...............................................................................24

         Section 8.11.     Representations by AIM Advisors.......................................................25

Schedule 6.1(d)   Opinion of Counsel to ATEF
Schedule 6.2(g)   Tax Opinions
Schedule 6.3(d)   Opinion of Counsel to AISF

                      AGREEMENT AND PLAN OF REORGANIZATION


                  AGREEMENT AND PLAN OF REORGANIZATION, dated as of June ___, 2001 (this "Agreement"), by and among AIM Tax-Exempt Funds, a Delaware business trust ("ATEF"), acting on behalf of AIM Tax-Exempt Bond Fund of Connecticut ("Connecticut Bond Fund"), a separate series of ATEF, AIM Investment Securities Funds, a Delaware business trust ("AISF"), acting on behalf of AIM Municipal Bond Fund ("Municipal Bond Fund"), a separate series of AISF, and A I M Advisors, Inc. ("AIM Advisors"), a Delaware corporation.

                                   WITNESSETH

                  WHEREAS, ATEF is a management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Connecticut Bond Fund, for sale to the public; and

                  WHEREAS, AISF is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Municipal Bond Fund, for sale to the public; and

                  WHEREAS, AIM Advisors provides investment advisory services to both ATEF and AISF; and

                  WHEREAS, Connecticut Bond Fund desires to provide for its reorganization through the transfer of all of its assets to Municipal Bond Fund in exchange for the assumption by Municipal Bond Fund of all of the liabilities of Connecticut Bond Fund and the issuance by AISF of shares of Municipal Bond Fund in the manner set forth in this Agreement; and

                  WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

                  NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, ATEF, AISF and AIM Advisors agree as follows:

                                   ARTICLE 1
                                   DEFINITIONS

         Section 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

                  "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

                  "Affiliated Person" means an affiliated person as defined in
Section 2(a)(3) of the Investment Company Act.

                  "Agreement" means this Agreement and Plan of Reorganization, together with all schedules and exhibits attached hereto and all amendments hereto and thereof.

                  "AISF" means AIM Investment Securities Fund, a Delaware business trust.

                  "AISF Registration Statement" means the registration statement on Form N-1A of AISF, as amended, 1940 Act Registration No.__________.

                  "ATEF" means AIM Tax-Exempt Funds, a Delaware business trust.

                  "ATEF Registration Statement" means the registration statement on Form N-1/A of ATEF, as amended, 1940 Act Registration No.____________.

                  "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by ATEF on behalf of Connecticut Bond Fund, or otherwise providing benefits to any current or former employee, officer or trustee of ATEF.

                  "Closing" means the transfer of the assets of Connecticut Bond Fund to Municipal Bond Fund, the assumption of all of Connecticut Bond Fund's liabilities by Municipal Bond Fund and the issuance of Municipal Bond Fund Shares directly to Connecticut Bond Fund Shareholders as described in Section
2.1 of this Agreement.

                  "Closing Date" means September 10, 2001 or such other date as the parties may mutually determine.

                  "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

                  "Connecticut Bond Fund" means AIM Tax-Exempt Bond Fund of Connecticut, a separate series of ATEF.

                  "Connecticut Bond Fund Class A Shares" means Class A Shares of beneficial interest of Connecticut Bond Fund issued by ATEF.

                  "Connecticut Bond Fund Financial Statements" shall have the meaning set forth in Section 3.3 of this Agreement.

                  "Connecticut Bond Fund Shareholders" means the holders of record as of the Effective Time of the issued and outstanding shares of beneficial interest in Connecticut Bond Fund.

                  "Connecticut Bond Fund Shareholders Meeting" means a meeting of the shareholders of Connecticut Bond Fund convened in accordance with applicable law and the Agreement and Declaration of Trust of ATEF to consider and vote upon the approval of this Agreement and the Reorganization of Connecticut Bond Fund contemplated by this Agreement.

                  "Connecticut Bond Fund Shares" means the issued and outstanding shares of beneficial interest in Connecticut Bond Fund.

                  "Custodian" means Bank of New York acting in its capacity as custodian for the assets of Municipal Bond Fund and Connecticut Bond Fund.

                  "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

                  "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto. "

                  "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

                  "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

                  "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

                  "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

                  "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

                  "Municipal Bond Fund Financial Statements" shall have the meaning set forth in Section 4.3 of this Agreement.

                  "Municipal Bond Fund" means AIM Municipal Bond Fund, a separate series of AISF.

                  "Municipal Bond Fund Class A Shares" means Class A Shares of beneficial interest of Municipal Bond Fund issued by AISF.

                  "Municipal Bond Fund Shares" means shares of beneficial interest of AISF issued pursuant to Section 2.6 of this Agreement.

                  "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

                  "Reorganization" means the acquisition of the assets of Connecticut Bond Fund by Municipal Bond Fund in consideration of the assumption by Municipal Bond Fund of all of the liabilities of Connecticut Bond Fund and the issuance by AISF of Municipal Bond Fund Shares directly to Connecticut Bond Fund Shareholders as described in this Agreement, and the termination of Connecticut Bond Fund's status as designated series of shares of ATEF.

                  "Required Shareholder Vote" shall have the meaning set forth in Section 3.17 of this Agreement.

                  "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

                  "SEC" means the United States Securities and Exchange Commission.

                  "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

                  "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

                  "Valuation Date" shall have the meaning set forth in Section
2.3 of this Agreement.

                                   ARTICLE 2
                               TRANSFER OF ASSETS

         Section 2.1. Reorganization of Connecticut Bond Fund. At the Effective Time, all of the assets of Connecticut Bond Fund shall be delivered to the Custodian for the account of Municipal Bond Fund in exchange for the assumption by Municipal Bond Fund of all of the liabilities of any kind of Connecticut Bond Fund and delivery by AISF directly to the holders of record as of the Effective Time of the issued and outstanding Class A Shares of Connecticut Bond Fund of a number of Municipal Bond Fund Class A Shares, having an aggregate net asset value equal to the net value of the assets of Connecticut Bond Fund so transferred, assigned and delivered, all determined and adjusted as provided in
Section 2.2 below. Upon delivery of such assets, Municipal Bond Fund will receive good and marketable title to such assets free and clear of all Liens.

         Section 2.2. Computation of Net Asset Value.

                  (a) The net asset value of Municipal Bond Fund Shares, and the net value of the assets of Connecticut Bond Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the Valuation Date.

                  (b) The net asset value of Municipal Bond Fund Shares shall be computed in accordance with the policies and procedures of Municipal Bond Fund as described in the AISF Registration Statement.

                  (c) The net value of the assets of Connecticut Bond Fund to be transferred to Municipal Bond Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Connecticut Bond Fund as described in the ATEF Registration Statement.

                  (d) All computations of value regarding the net assets of Connecticut Bond Fund and the net asset value of Municipal Bond Fund Shares to be issued pursuant to this Agreement shall be made by agreement of ATEF and AISF. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

         Section 2.3. Valuation Date. The assets of Connecticut Bond Fund and the net asset value per share of Municipal Bond Fund Shares shall be valued as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date"). The share transfer books of Connecticut Bond Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Connecticut Bond Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Connecticut Bond Fund. Redemption requests thereafter received by Connecticut Bond Fund shall be deemed to be redemption requests for Municipal Bond Fund Class A Shares (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Connecticut Bond Fund Shareholders under this Agreement.

         Section 2.4. Delivery.

                  (a) Assets held by Connecticut Bond Fund shall be delivered by ATEF to the Custodian on the Closing Date. No later than three (3) business days preceding the Closing Date, ATEF shall instruct the Custodian to transfer such assets to the account of Municipal Bond Fund. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Connecticut Bond Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Municipal Bond Fund at the Custodian.

                  (b) If, on the Closing Date, Connecticut Bond Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Connecticut Bond Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Connecticut Bond Fund or its broker, then AISF shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Connecticut Bond Fund has delivered to the Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by AISF or the Custodian, including brokers' confirmation slips.

         Section 2.5. Termination of Series. As soon as reasonably practicable after the Closing Date, the status of Connecticut Bond Fund as a designated series of shares of ATEF shall be terminated; provided, however, that the termination of the status of Connecticut Bond Fund as a series of shares of ATEF shall not be required if the Reorganization shall not have been consummated.

         Section 2.6. Issuance of Municipal Bond Fund Shares. At the Effective Time, Connecticut Bond Fund Shareholders of record as of the close of regular trading on the NYSE on the Valuation Date holding Connecticut Bond Fund Class A shares shall be issued that number of full and fractional Class A shares of Municipal Bond Fund having a net asset value equal to the net asset value of Connecticut Bond Fund Class A shares held by Connecticut Bond Fund Shareholders on the Valuation Date. All issued and outstanding shares of beneficial interest in Connecticut Bond Fund shall thereupon be canceled on the books of ATEF. ATEF shall provide instructions to the transfer agent of AISF with respect to Municipal Bond Fund Class A Shares to be issued to Connecticut Bond Fund Shareholders. AISF shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. AISF shall record on its books the ownership of Municipal Bond Fund Class A Shares by Connecticut Bond Fund Shareholders and shall forward a confirmation of such ownership to Connecticut Bond Fund Shareholders. No redemption or repurchase of such share credited to former Connecticut Bond Fund Shareholders in respect of Connecticut Bond Fund share represented by unsurrendered shares certificates shall be permitted until such certificates have been surrendered to AISF for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to AISF.

         Section 2.7. Investment Securities. On or prior to the Valuation Date, ATEF shall deliver a list setting forth the securities Connecticut Bond Fund then owned together with the respective Federal income tax bases thereof. ATEF shall provide to AISF on or before the Valuation Date, detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Municipal Bond Fund hereunder. Such records shall be made available by ATEF prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or the auditors of AISF upon reasonable request.

         Section 2.8. Liabilities. Connecticut Bond Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3
                     REPRESENTATIONS AND WARRANTIES OF ATEF

                  ATEF, on behalf of Connecticut Bond Fund, represents and warrants to AISF that:

         Section 3.1. Organization; Authority. ATEF is duly organized, validly existing and in good standing under the Delaware Business Trust Act, with all requisite trust power and authority to enter into this Agreement and perform its obligations hereunder.

         Section 3.2. Registration and Regulation of ATEF. ATEF is duly registered with the SEC as an investment company under the Investment Company Act and all Connecticut Bond Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by ATEF to revoke or rescind any such registration or qualification. Connecticut Bond Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Connecticut Bond Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the ATEF Registration Statement currently in effect. The value of the net assets of Connecticut Bond Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Connecticut Bond Fund and all purchases and redemptions of Connecticut Bond Fund Shares have been effected at the net asset value per share calculated in such manner.

         Section 3.3. Financial Statements. The books of account and related records of Connecticut Bond Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited financial statements for the fiscal year ended March 31, 2001, of Connecticut Bond Fund previously delivered to AISF (the "Connecticut Bond Fund Financial Statements") present fairly in all material respects the financial position of Connecticut Bond Fund as at the dates indicated and the results of operations and changes in net assets for the periods then ended in accordance with generally accepted accounting principles applied on a consistent basis for the periods then ended.

         Section 3.4. No Material Adverse Changes; Contingent Liabilities. Since March 31, 2001 no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Connecticut Bond Fund or the status of Connecticut Bond Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Connecticut Bond Fund or occurring in the ordinary course of business of Connecticut Bond Fund or Municipal Bond Fund. There are no contingent liabilities of Connecticut Bond Fund not disclosed in the Connecticut Bond Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

         Section 3.5. Connecticut Bond Fund Shares; Liabilities; Business Operations.

                  (a) Connecticut Bond Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

                  (b) During the five-year period ending on the date of the Reorganization, neither Connecticut Bond Fund nor any person related to Connecticut Bond Fund (as defined in section 1.368-1(e)(3) of the Treasury Regulations without regard to section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Connecticut Bond Fund for consideration other than shares of Connecticut Bond Fund, except for shares redeemed in the ordinary course of Connecticut Bond Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Connecticut Bond Fund's Shares, except for (a) distributions necessary to satisfy the requirements of sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Connecticut Bond Fund on the Effective Date.

                  (c) At the time of its Reorganization, Connecticut Bond Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Connecticut Bond Fund Shares, except for the right of investors to acquire Connecticut Bond Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

                  (d) From the date it commenced operations and ending on the Closing Date, Connecticut Bond Fund will have conducted its historic business within the meaning of Section 1.368-1(d)(2) of the Income Tax Regulations under the Code in a substantially unchanged manner. In anticipation of its Reorganization, Connecticut Bond Fund will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets (within the meaning of Section 1.368-1(d) of those regulations) being transferred to Municipal Bond Fund.

                  (e) ATEF does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

         Section 3.6. Accountants. Ernst & Young LLP, which has reported upon the Connecticut Bond Fund Financial Statements for the period ended March 31, 2001, is the independent public accountant as required by the Securities Act and the Exchange Act.

         Section 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by ATEF on behalf of Connecticut Bond Fund and, assuming this Agreement has been duly executed and delivered by AISF and approved by Connecticut Bond Fund Shareholders, constitutes the legal, valid and binding obligation of ATEF enforceable against ATEF in accordance with its terms from and with respect to the revenues and assets of

Connecticut Bond Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

         Section 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by ATEF on behalf of Connecticut Bond Fund and performance by ATEF of its obligations hereunder has been duly authorized by all necessary trust action on the part of ATEF, other than Connecticut Bond Fund Shareholders approval, and (i) do not, and on the Closing Date will not, result in any violation of the Agreement and Declaration of Trust or bylaws of ATEF and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Connecticut Bond Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which ATEF is a party or by which it may be bound and which relates to the assets of Connecticut Bond Fund or to which any property of Connecticut Bond Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over ATEF or any property of Connecticut Bond Fund. ATEF is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         Section 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by ATEF in connection with the due execution and delivery by ATEF of this Agreement and the consummation by ATEF of the transactions contemplated hereby.

         Section 3.10. Permits. ATEF has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Connecticut Bond Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of ATEF there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         Section 3.11. No Actions, Suits or Proceedings.

                  (a) There is no pending action, litigation or proceeding, nor, to the knowledge of ATEF, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against ATEF before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

                  (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of ATEF, threatened in writing or, if probable of assertion, orally, against ATEF affecting any property, asset, interest or right of Connecticut Bond Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Connecticut Bond Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to ATEF's conduct of the business of Connecticut Bond Fund affecting in any significant respect the conduct of such business. ATEF is not, and has not been to the knowledge of ATEF, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Connecticut Bond Fund.

         Section 3.12. Contracts. ATEF is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Connecticut Bond Fund, by which the assets, business, or operations of Connecticut Bond Fund may be bound or affected, or under which it or the assets, business or operations of Connecticut Bond Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of ATEF there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

         Section 3.13. Properties and Assets. Connecticut Bond Fund has good and marketable title to all properties and assets reflected in the Connecticut Bond Fund Financial Statements as owned by it, free and clear of all Liens, except as described in Connecticut Bond Fund Financial Statements.

         Section 3.14. Taxes.

                  (a) Connecticut Bond Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and is a separate corporation within the meaning of Section 851(g)(1) of the Code. Connecticut Bond Fund has qualified as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Connecticut Bond Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Connecticut Bond Fund as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Connecticut Bond Fund arising by reason of undistributed investment company taxable income or net capital gain, ATEF will declare prior to the Valuation Date to the shareholders of Connecticut Bond Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Connecticut Bond Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended March 31, 2001 and for the short taxable year beginning on April 1, 2001 and ending on the Closing Date and (B) all of

Connecticut Bond Fund's net capital gain recognized in its taxable year ended March 31, 2001 and in such short taxable year (after reduction for any capital loss carryover).

                  (b) Connecticut Bond Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Connecticut Bond Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Connecticut Bond Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Returns of Connecticut Bond Fund are currently being or have been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

                  (c) To the best knowledge of ATEF, the fiscal year of Connecticut Bond Fund has not been changed for tax purposes since 1994.

         Section 3.15. Benefit and Employment Obligations. On or prior to the Closing Date, Connecticut Bond Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

         Section 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of ATEF in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with ATEF or any action taken by it.

         Section 3.17. Voting Requirements. The vote of a majority of the shares cast at a meeting of Connecticut Bond Fund shareholders at which a quorum is present (the "Required Shareholder Vote") is the only vote of the holders of any class or series of shares of beneficial interest in Connecticut Bond Fund necessary to approve this Agreement and the Reorganization of Connecticut Bond Fund contemplated by this Agreement.

         Section 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to the Reorganizations, this Agreement or any of the transactions contemplated by this Agreement.

         Section 3.19. Books and Records. The books and records of ATEF relating to Connecticut Bond Fund, reflecting, among other things, the purchase and sale of Connecticut Bond Fund Shares, the number of issued and outstanding shares owned by Connecticut Bond

Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

         Section 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Connecticut Bond Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         Section 3.21. No Distribution. Municipal Bond Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

         Section 3.22. Liabilities of Connecticut Bond Fund. The liabilities of Connecticut Bond Fund that are to be assumed by Municipal Bond Fund in connection with the Reorganization, or to which the assets of Connecticut Bond Fund to be transferred in the Reorganizations are subject, were incurred by Connecticut Bond Fund in the ordinary course of its business. The fair market value of the assets of Connecticut Bond Fund to be transferred to Municipal Bond Fund in the Reorganization will equal or exceed the sum of the liabilities to be assumed by Municipal Bond Fund plus the amount of liabilities, if any, to which such transferred assets will be subject.

         Section 3.23. Value of Shares. The fair market value of Municipal Bond Fund Class A Shares received by Connecticut Bond Fund Shareholders in the Reorganization will be approximately equal to the fair market value of Connecticut Bond Fund Class A shares constructively surrendered in exchange therefor.

         Section 3.24. Shareholder Expenses. Connecticut Bond Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

         Section 3.25. Intercompany Indebtedness. There is no intercompany indebtedness between ATEF and AISF that was issued or acquired, or will be settled, at a discount.

                                   ARTICLE 4
                     REPRESENTATIONS AND WARRANTIES OF AISF

                  AISF, on behalf of Municipal Bond Fund, represents and warrants to ATEF as follows:

         Section 4.1. Organization; Authority. AISF is duly organized, validly existing and in good standing under the Delaware Business Trust Act with all requisite trust power and authority to enter into this Agreement and perform its obligations hereunder.

         Section 4.2. Registration and Regulation of AISF. AISF is duly registered with the SEC as an investment company under the Investment Company Act. Municipal Bond Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Municipal Bond Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the AISF Registration Statement. The value of the net assets of Municipal Bond Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Municipal Bond Fund and all purchases and redemptions of Municipal Bond Fund Shares have been effected at the net asset value per share calculated in such manner.

         Section 4.3. Financial Statements. The books of account and related records of Municipal Bond Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited financial statements for the fiscal year ended July 31, 2000 of Municipal Bond Fund previously delivered to ATEF (the "Municipal Bond Fund Financial Statements") present fairly in all material respects the financial position of Municipal Bond Fund as at the dates indicated and the results of operations and changes in net assets for the periods then ended in accordance with generally accepted accounting principles applied on a consistent basis for the periods then ended.

         Section 4.4. No Material Adverse Changes; Contingent Liabilities. Since July 31, 2000, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Municipal Bond Fund or the status of Municipal Bond Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Municipal Bond Fund or occurring in the ordinary course of business of Municipal Bond Fund or AISF. There are no contingent liabilities of Municipal Bond Fund not disclosed in the Municipal Bond Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

         Section 4.5. Registration of Municipal Bond Fund Class A Shares, Municipal Bond Fund Class B Shares and Municipal Bond Fund Class C Shares.

                  (a) The beneficial interest of AISF is divided into seven portfolios, including Municipal Bond Fund. Municipal Bond Fund currently has three classes of shares, Class A shares, Class B shares and Class C shares. Under its Charter, AISF is authorized to issue an unlimited number of Class A shares, Class B shares and Class C shares of Municipal Bond Fund.

                  (b) Municipal Bond Fund Shares to be issued pursuant to
Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of AISF then in effect.

                  (c) Municipal Bond Fund Shares to be issued pursuant to
Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Municipal Bond Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Municipal Bond Fund Class A shares, except for the right of investors to acquire Municipal Bond Fund Class A Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

                  (d) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus") which forms a part of AISF's Registration Statement on Form N-14 shall be furnished to Connecticut Bond Fund Shareholders entitled to vote at the Connecticut Bond Fund Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Municipal Bond Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by ATEF for inclusion in the Combined Proxy Statement/Prospectus.

                  (e) The shares of Municipal Bond Fund which have been or are being offered for sale (other than the Municipal Bond Fund Shares to be issued in connection with the Reorganizations) have been duly registered under the Securities Act by the AISF Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by AISF to revoke or rescind any such registration or qualification.

         Section 4.6. Accountants. KPMG LLP, which has reported upon the Municipal Bond Fund Financial Statements for the period ended July 31, 2000, are independent public accountants as required by the Securities Act and the Exchange Act.

         Section 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by AISF on behalf of Municipal Bond Fund and, assuming this Agreement has been duly executed and delivered by ATEF, constitutes the legal, valid and binding obligation of AISF, enforceable against AISF in accordance with its terms from and with respect to the revenues and assets of Municipal Bond Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

         Section 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by AISF on behalf of Municipal Bond Fund and performance by AISF of its obligations hereunder have been duly authorized by all necessary trust action on the part of AISF and (i) do not, and on the Closing Date will not, result in any violation of the Charter or bylaws of AISF and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Municipal Bond Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which AISF is a party or by which it may be bound and which relates to the assets of Municipal Bond Fund or to which any properties of Municipal Bond Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over AISF or any property of Municipal Bond Fund. AISF is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         Section 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by AISF in connection with the due execution and delivery by AISF of this Agreement and the consummation by AISF of the transactions contemplated hereby.

         Section 4.10. Permits. AISF has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Municipal Bond Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of AISF there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         Section 4.11. No Actions, Suits or Proceedings.

                  (a) There is no pending action, suit or proceeding, nor, to the knowledge of AISF, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against AISF before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

                  (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of AISF, threatened in writing or, if probable of assertion, orally, against AISF, affecting any property, asset, interest or right of Municipal Bond Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Municipal Bond Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to AISF's conduct of the business of Municipal Bond Fund affecting in any significant respect the conduct of such business. AISF is not, and has not been, to the knowledge of AISF, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Municipal Bond Fund.

         Section 4.12. Taxes.

                  (a) Municipal Bond Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and is a separate corporation within the meaning of Section 851(g)(1) of the Code. Municipal Bond Fund has qualified as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Municipal Bond Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

                  (b) Municipal Bond Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Municipal Bond Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Municipal Bond Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Municipal Bond Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

                  (c) The fiscal year of Municipal Bond Fund changed for tax purposes in 2000 for reasons unrelated to the Reorganization.

         Section 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of AISF in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with AISF or any action taken by it.

         Section 4.14. Representations Concerning the Reorganization.

                  (a) AISF has no plan or intention to reacquire any Municipal Bond Fund Shares issued in the Reorganization, except to the extent that Municipal Bond Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

                  (b) Municipal Bond Fund has no plan or intention to sell or otherwise dispose of any of the assets of Connecticut Bond Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code.

                  (c) Following the Reorganization, Municipal Bond Fund will continue an "historic business" (within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code) of Connecticut Bond Fund or use a significant portion of Connecticut Bond Fund's historic business assets in its business.

                  (d) Prior to or in the Reorganization, neither Municipal Bond Fund nor any person related to Municipal Bond Fund (for purposes of this paragraph as defined in section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Connecticut Bond Fund with consideration other than shares of Municipal Bond Fund. There is no plan or intention by Municipal Bond Fund or any person related to Municipal Bond Fund to acquire or redeem any of the Municipal Bond Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Municipal Bond Fund's business as an open-end investment company as required by the Investment Company Act.

         Section 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Municipal Bond Fund as of the date on which it was issued does not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date does not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         Section 4.16. Value of Shares. The fair market value of Municipal Bond Fund Class A Shares received by Connecticut Bond Fund Shareholders in the Reorganization will be approximately equal to the fair market value of Connecticut Bond Fund Class A shares constructively surrendered in exchange therefor.

         Section 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between ATEF and AISF that was issued or acquired, or will be settled, at a discount. No consideration other than Municipal Bond Fund Shares (and Municipal Bond Fund's assumption of Connecticut Bond Fund's liabilities, including for this purpose all liabilities to which the assets of Connecticut Bond Fund are subject) will be issued in exchange for the assets of Connecticut Bond Fund acquired by Municipal Bond Fund in connection with the Reorganization. The fair market value of the assets of Connecticut Bond Fund transferred to Municipal Bond Fund in the Reorganization will equal or exceed the sum of the liabilities assumed by Municipal Bond Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                   ARTICLE 5
                                   COVENANTS

         Section 5.1. Conduct of Business.

                  (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), ATEF shall conduct the business of Connecticut Bond Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business of Connecticut Bond Fund in the ordinary course in all material respects.

                  (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), AISF shall conduct the business of Municipal Bond Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business relations necessary to conduct the business operations of Municipal Bond Fund in the ordinary course in all material respects.

         Section 5.2. Announcements. ATEF and AISF shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither ATEF nor AISF shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

         Section 5.3. Expenses. Connecticut Bond Fund and Municipal Bond Fund shall each, respectively, bear the expenses they incur in connection with this Agreement and Reorganization and other transactions contemplated hereby.

         Section 5.4. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganizations, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganizations.

         Section 5.5. Notice of Events. AISF shall give prompt notice to ATEF, and ATEF shall give prompt notice to AISF, of (a) the occurrence or non-occurrence of any event which to the knowledge of AISF or to the knowledge of ATEF, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of ATEF, Sections 6.1 and 6.2 or (ii) in the case of AISF, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganizations and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

         Section 5.6. Access to Information.

                  (a) ATEF will, during regular business hours and on reasonable prior notice, allow AISF and its authorized representatives reasonable access to the books and records of ATEF pertaining to the assets of Connecticut Bond Fund and to officers of ATEF knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of ATEF.

                  (b) AISF will, during regular business hours and on reasonable prior notice, allow ATEF and its authorized representatives reasonable access to the books and records of AISF pertaining to the assets of Municipal Bond Fund and to officers of AISF knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of AISF.

         Section 5.7. Consents, Approvals and Filings. Each of ATEF and AISF shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganizations and the other transactions contemplated by this Agreement. In addition, each of ATEF and AISF shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganizations and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganizations and the other transactions contemplated herein. Each of ATEF and AISF shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

         Section 5.8. Submission of Agreement to Shareholders. ATEF shall take all action necessary in accordance with applicable law and its Agreement and Declaration of Trust and bylaws to convene the Connecticut Bond Fund Shareholders Meeting. ATEF shall, through its Board of Trustees, recommend to Connecticut Bond Fund Shareholders approval of this Agreement and the transactions contemplated by this Agreement. ATEF shall use its reasonable best efforts to hold a Connecticut Bond Fund Shareholders Meeting as soon as practicable after the date hereof.

                                   ARTICLE 6
                   CONDITIONS PRECEDENT TO THE REORGANIZATION

         Section 6.1. Conditions Precedent of AISF. The obligation of AISF to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by AISF.

                  (a) The representations and warranties of ATEF on behalf of Connecticut Bond Fund participating in the Reorganization set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

                  (b) ATEF shall have complied with and satisfied in all material respects all agreements and conditions relating to Connecticut Bond Fund participating in the

Reorganization set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

                  (c) AISF shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of ATEF, in such individual's capacity as an officer of ATEF and not as an individual, to the effect that the conditions specified in Section 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of ATEF certifying as to the accuracy and completeness of the attached Agreement and Declaration of Trust and bylaws of ATEF, and resolutions, consents and authorizations of or regarding ATEF with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                  (d) AISF shall have received the signed opinion of Ballard Spahr Andrews & Ingersoll, LLP, counsel to ATEF, or other counsel reasonably acceptable to AISF, in form and substance reasonably acceptable to counsel for AISF, as to the matters set forth in Schedule 6.1(d).

                  (e) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

         Section 6.2. Mutual Conditions. The obligations of ATEF and AISF to consummate the Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more may be waived in writing by ATEF and AISF, but only if and to the extent that such waiver is mutual.

                  (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by ATEF and AISF shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

                  (b) This Agreement, the Reorganization of Connecticut Bond Fund and related matters shall have been approved and adopted at the Connecticut Bond Fund Shareholders Meeting by the shareholders of Connecticut Bond Fund on the record date by the Required Shareholder Vote.

                  (c) The assets of Connecticut Bond Fund to be acquired by Municipal Bond Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Connecticut Bond Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Connecticut Bond Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Connecticut Bond Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Connecticut Bond Fund held immediately prior to the Reorganization.

                  (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

                  (e) The Registration Statement on Form N-14 filed by AISF with respect to Municipal Bond Fund Shares to be issued to Connecticut Bond Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

                  (f) ATEF and AISF shall have received on or before the Closing Date an opinion of Ballard Spahr Andrews & Ingersoll, LLP ("BSA&I") in form and substance reasonably acceptable to ATEF and AISF, as to the matters set forth on
Schedule 6.2(f). In rendering such opinion, BSA&I may request and rely upon representations contained in certificates of officers of ATEF and AISF and others and the officers of ATEF and AISF shall use their best efforts to make available such truthful certificates.

         Section 6.3. Conditions Precedent of ATEF. The obligation of ATEF to consummate a Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by ATEF.

                  (a) The representations and warranties of AISF on behalf of Municipal Bond Fund participating in the Reorganization set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

                  (b) AISF shall have complied with and satisfied in all material respects all agreements and conditions relating to Municipal Bond Fund participating in the Reorganization set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

                  (c) ATEF shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of AISF, in such individual's capacity as an officer of AISF and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of AISF certifying as to the accuracy and completeness of the attached Agreement and Declaration of Trust and bylaws, as amended, of AISF and resolutions, consents and authorizations of or regarding AISF with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                  (d) ATEF shall have received the signed opinion of Ballard Spahr Andrews & Ingersoll, LLP, counsel to AISF, or other counsel reasonably acceptable to ATEF, in form and substance reasonably acceptable to counsel for AISF, as to the matters set forth on Schedule 6.3(d).

                                   ARTICLE 7
                            TERMINATION OF AGREEMENT

         Section 7.1. Termination.

                  (a) This Agreement may be terminated on or prior to the Closing Date as follows:

                           (i) by mutual written consent of ATEF and AISF; or

                           (ii) at the election of ATEF or AISF:

                                    (A) if the Closing Date shall not be on or
                           before December 1, 2001, or such later date as the parties hereto may agree upon, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

                                    (B) if, upon a vote at Connecticut Bond Fund
                           Shareholders Meeting or any adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

                                    (C) if any Governmental Authority shall have
                           issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

                  (b) The termination of this Agreement shall be effectuated by the delivery by the terminating party to the other party of a written notice of such termination.

         Section 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Connecticut Bond Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to such Reorganization and the respective Connecticut Bond Fund, except for the provisions of Section 5.3.

                                   ARTICLE 8
                                  MISCELLANEOUS

         Section 8.1. Survival of Representations and Warranties. The representations, warranties and covenants in this Agreement or in any certificate or instrument delivered pursuant to this Agreement shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

         Section 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

         Section 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

         Section 8.4. Obligations of AISF and ATEF.

                  (a) ATEF and AISF hereby acknowledge and agree that Municipal Bond Fund is a separate investment portfolio of AISF, that AISF is executing this Agreement on behalf of Municipal Bond Fund, and that any amounts payable by AISF under or in connection with this Agreement shall be payable solely from the revenues and assets of Municipal Bond Fund. ATEF further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of AISF in his or her capacity as an officer of AISF intending to bind AISF as provided herein, and that no officer, trustee or shareholder of AISF shall be personally liable for the liabilities or obligations of AISF incurred hereunder.

                  (b) ATEF and AISF hereby acknowledge and agree that Connecticut Bond Fund is a separate investment portfolio of ATEF, that ATEF is executing this Agreement on behalf of Connecticut Bond Fund and that any amounts payable by ATEF under or in connection with this Agreement shall be payable solely from the revenues and assets of Connecticut Bond Fund. AISF further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of ATEF in his or her capacity as an officer of ATEF intending to bind ATEF as provided herein, and that no officer, trustee or shareholder of ATEF shall be personally liable for the liabilities of ATEF incurred hereunder.

         Section 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by ATEF and AISF.

         Section 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

         Section 8.7. Interpretation. When a reference is made in this Agreement to a Section or Schedule, such reference shall be to a Section of, or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

         Section 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

         Section 8.9. Entire Agreement; Schedules. This Agreement, including the Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

         Section 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

         (a)      If to ATEF:

                  AIM Tax-Exempt Funds
                  11 Greenway Plaza, Suite 100
                  Houston, Texas 77046-1173
                  Attn: Carol F. Relihan, Esq.
                  Fax: (713) 993-9185

                  with a copy to:

                  Ballard Spahr Andrews & Ingersoll, LLP
                  1735 Market Street, 51st Floor
                  Philadelphia, Pennsylvania  19103-7599
                  Attn:  William H. Rheiner, Esq.
                  Fax:  (215) 864-8999

         (b)      If to AISF:

                  AIM Investment Securities Funds
                  11 Greenway Plaza, Suite 100
                  Houston, Texas  77046-1173

                  Attn:  Carol F. Relihan, Esq.
                  Fax:  (713) 993-9185

                  with a copy to:

                  Ballard Spahr Andrews & Ingersoll, LLP
                  1735 Market Street, 51st Floor
                  Philadelphia, Pennsylvania  19103-7599
                  Attn:  William H. Rheiner, Esq.
                  Fax:  (215) 864-8999

         Section 8.11. Representations by AIM Advisors. In its capacity as investment adviser to ATEF, AIM Advisors represents to AISF that to the best of its knowledge the representations and warranties of ATEF and Connecticut Bond Fund contained in this Agreement are true and correct as of the date of this Agreement. In its capacity as investment adviser to AISF, AIM Advisors represents to ATEF that to the best of its knowledge the representations and warranties of AISF and Municipal Bond Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of AIM Advisors who have substantive responsibility for the provision of investment advisory services to ATEF and AISF do not have actual knowledge to the contrary after due inquiry.

                  IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

                                    AIM TAX-EXEMPT FUNDS, acting
                                    on behalf of AIM TAX-EXEMPT BOND FUND
                                    OF CONNECTICUT



                                    By:
                                         ---------------------------------------
                                    Its:
                                         ---------------------------------------

                                    AIM INVESTMENT SECURITIES FUNDS, acting
                                    on behalf of AIM MUNICIPAL BOND FUND



                                    By:
                                         ---------------------------------------
                                    Its:
                                         ---------------------------------------


                                    A I M Advisors, Inc.



                                    By:
                                         ---------------------------------------
                                    Its:
                                         ---------------------------------------

                                 Schedule 6.1(d)

                           Opinion of Counsel to ATEF


1. ATEF is duly organized and validly existing as a business trust under the Delaware Business Trust Act.

2. ATEF is an open-end, management investment company registered under the Investment Company Act of 1940.

3. The execution, delivery and performance of the Agreement by ATEF have been duly authorized and approved by all requisite trust action on the part of ATEF. The Agreement has been duly executed and delivered by ATEF and constitutes the valid and binding obligation of ATEF.

4. Connecticut Bond Fund Shares outstanding on the date hereof have been duly authorized and validly issued, are fully paid and are non-assessable.

5. To the best of our knowledge, ATEF is not required to submit any notice, report or other filing with or obtain any authorization, consent or approval from any governmental authority or self regulatory organization prior to the consummation of the transactions contemplated by the Agreement.

                  We confirm to you that to our knowledge, no litigation or governmental proceeding is pending or threatened in writing against Connecticut Bond Fund (i) with respect to the Agreement or (ii) which involves in excess of $500,000 in damages.

                                 Schedule 6.2(f)

                                  Tax Opinions


                  (i) The transfer of the assets of Connecticut Bond Fund to Municipal Bond Fund in exchange for Municipal Bond Fund Shares distributed directly to Connecticut Bond Fund Shareholders, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and that Connecticut Bond Fund and Municipal Bond Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Connecticut Bond Fund on the transfer of its assets to Municipal Bond Fund solely in exchange for Municipal Bond Fund Class A Shares or on the distribution of Municipal Bond Fund Class A Shares to Connecticut Bond Fund Shareholders.

                  (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Municipal Bond Fund upon the receipt of assets of Connecticut Bond Fund in exchange for Municipal Bond Fund Class A Shares issued directly to Connecticut Bond Fund Shareholders.

                  (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Connecticut Bond Fund Shareholders on the receipt of Municipal Bond Fund Class A Shares in exchange for Connecticut Bond Fund Shares.

                  (v) In accordance with Section 362(b) of the Code, the basis to Municipal Bond Fund of the assets of Connecticut Bond Fund will be the same as the basis of such assets in the hands of Connecticut Bond Fund immediately prior to the Reorganization.

                  (vi) In accordance with Section 358(a) of the Code, a Connecticut Bond Fund Shareholder's basis for Municipal Bond Fund Class A Shares received by the Connecticut Bond Fund Shareholder will be the same as his basis for Connecticut Bond Fund Shares exchanged therefor.

                  (vii) In accordance with Section 1223(1) of the Code, a Connecticut Bond Fund Shareholder's holding period for Municipal Bond Fund Class A Shares will be determined by including Connecticut Bond Fund Shareholder's holding period for Connecticut Bond Fund Shares exchanged therefor, provided that the Connecticut Bond Fund Shareholder held Connecticut Bond Fund Shares as a capital asset.

                  (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Connecticut Bond Fund transferred to Municipal Bond Fund in the Reorganization will include the holding period for such assets in the hands of Connecticut Bond Fund.

                                 Schedule 6.3(d)

                           Opinion of Counsel to AISF


1. AISF is a trust validly existing and in good standing under the Delaware Business Trust Act.

2. AISF is an open-end, management investment company registered under the Investment Company Act of 1940.

3. The execution, delivery and performance of the Agreement by AISF have been duly authorized and approved by all requisite trust action on the part of AISF. The Agreement has been duly executed and delivered by AISF and constitutes the valid and binding obligation of AISF.

4. Municipal Bond Fund Shares outstanding on the date hereof have been duly authorized and validly issued, are fully paid and are non-assessable.

5. To the best of our knowledge, AISF is not required to submit any notice, report or other filing with or obtain any authorization, consent or approval from any governmental authority or self regulatory organization prior to the consummation of the transactions contemplated by the Agreement.

                  We confirm to you that to our knowledge, no litigation or governmental proceeding is pending or threatened in writing against Municipal Bond Fund (i) with respect to the Agreement or (ii) which involves in excess of $500,000 in damages.

                                                                    APPENDIX II

        AIM MUNICIPAL BOND FUND

        ------------------------------------------------------------------------

        AIM Municipal Bond Fund seeks to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.
                                                     AIM--Registered Trademark--
        PROSPECTUS
        NOVEMBER 28, 2000
        AS REVISED MARCH 21, 2001


                                       This prospectus contains important
                                       information about the Class A, B and C
                                       shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       Investments in the fund:
                                          - are not FDIC insured;
                                          - may lose value; and
                                          - are not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                          INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                5

Dividends and Distributions                  5

Special Tax Information Regarding the
  Fund                                       5

FINANCIAL HIGHLIGHTS                         6
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1
Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------
The fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal. The fund's investment objective may be changed by the Board of Trustees without shareholder approval. The fund will attempt to achieve its objective by investing primarily in a diversified portfolio of municipal bonds.

  The fund attempts to meet its objective by investing at least 80% of its total invested assets in securities that pay interest exempt from all federal taxes and which does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest at least 80% of its total invested assets in municipal bonds. Municipal bonds include debt obligations of varying maturities issued to obtain funds for various public purposes by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Certain types of industrial development bonds, such as private activity bonds, that meet certain standards, are treated as municipal bonds.

  The fund will also invest at least 80% of its total assets in investment-grade municipal securities rated by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or any other nationally recognized statistical rating organization. Other securities meeting certain standards set by the fund are included in this category. The fund may invest up to 20% of its total assets in lower-quality municipal securities, i.e. "junk bonds," or unrated municipal securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on municipal securities they believe have favorable prospects for current income consistent with the fund's objective of preservation of principal. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. Such investments may or may not be subject to federal taxes. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. A municipality may default or otherwise be unable to honor a financial obligation. Private activity bonds are not backed by the taxing power of the issuing municipality.

  The value of, payment of interest and repayment of principal by, and the ability of the fund to sell, a municipal security may also be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economies of the regions in which the fund invests.

  Compared to higher quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                    [GRAPH]

                                      ANNUAL
YEAR ENDED                            TOTAL
DECEMBER 31                           RETURNS
-----------                           -------
1990 ...............................   5.27%
1991 ...............................  13.30%
1992 ...............................   9.10%
1993 ...............................  11.66%
1994 ...............................  -3.79%
1995 ...............................  13.04%
1996 ...............................   3.90%
1997 ...............................   7.27%
1998 ...............................   5.28%
1999 ...............................  -2.45%

* The Class A shares' year-to-date total return as of September 30, 2000 was 5.22%.

  During the periods shown in the bar chart, the highest quarterly return was 5.03% (quarter ended June 30, 1992) and the lowest quarterly return was -4.22% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------
(for the periods ended                                                            SINCE         INCEPTION
December 31, 1999)                        1 YEAR      5 YEARS     10 YEARS      INCEPTION          DATE
----------------------------------------------------------------------------------------------------------
Class A                                   -7.12%       4.26%      5.59%           6.27%           03/28/77
Class B                                   -7.91%       4.13%        --            3.06%           09/01/93
Class C                                   -4.09%         --         --            1.42%           08/04/97
Lehman Bros. Municipal Bond Index(1)      -2.06%       6.91%      6.89%           8.11%(2)     12/31/79(2)
----------------------------------------------------------------------------------------------------------

(1) The Lehman Bros. Municipal Bond Index is a broad-based, total return index comprised of 8000 actual bonds, all of which are investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984.
(2) The average annual total return given is since the earliest date the index became available.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)               CLASS A   CLASS B   CLASS C
----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                4.75%      None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)   None(1)    5.00%     1.00%
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.46%     0.46%     0.46%

Distribution and/or
Service (12b-1) Fees      0.25      1.00      1.00

Other Expenses            0.14      0.15      0.15

Total Annual Fund
Operating Expenses        0.85      1.61      1.61
-------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $558     $733     $  924     $1,474
Class B    664      808      1,076      1,708
Class C    264      508        876      1,911
----------------------------------------------

You would pay the following expenses if you did not redeem your shares:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $558     $733      $924      $1,474
Class B    164      508       876       1,708
Class C    164      508       876       1,911
----------------------------------------------


                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2000, the advisor received compensation of 0.46% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Richard A. Berry, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1987.

- Stephen D. Turman, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1985.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Municipal Bond Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of tax-exempt income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

SPECIAL TAX INFORMATION REGARDING THE FUND

In addition to the general tax information set forth under the heading "Shareholder Information--Taxes" in this prospectus, the following information describes the tax impact of certain dividends you may receive from the fund.

  You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, and may invest up to 20% of its net assets in such securities and other taxable securities. The fund will try to avoid investments that result in taxable dividends.

  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.

                                                                                  CLASS A
                                                  -----------------------------------------------------------------------
                                                    SEVEN MONTHS                   YEAR ENDED DECEMBER 31,
                                                       ENDED         ----------------------------------------------------
                                                  JULY 31, 2000(a)     1999       1998       1997       1996       1995
                                                  ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of period                  $   7.74       $   8.35   $   8.34   $   8.19   $   8.31   $   7.78
------------------------------------------------      --------       --------   --------   --------   --------   --------
Income from investment operations:
 Net investment income                                    0.24           0.41       0.42       0.42       0.43       0.43
------------------------------------------------      --------       --------   --------   --------   --------   --------
 Net gains (losses) on securities (both realized
   and unrealized)                                        0.09          (0.61)      0.01       0.16      (0.12)      0.56
================================================      ========       ========   ========   ========   ========   ========
   Total from investment operations                       0.33          (0.20)      0.43       0.58       0.31       0.99
================================================      ========       ========   ========   ========   ========   ========
Less distributions:
 Dividends from net investment income                    (0.24)         (0.41)     (0.42)     (0.43)     (0.43)     (0.43)
------------------------------------------------      --------       --------   --------   --------   --------   --------
 Return of capital                                          --             --         --         --         --      (0.03)
================================================      ========       ========   ========   ========   ========   ========
   Total distributions                                   (0.24)         (0.41)     (0.42)     (0.43)     (0.43)     (0.46)
================================================      ========       ========   ========   ========   ========   ========
Net asset value, end of period                            7.83       $   7.74   $   8.35   $   8.34   $   8.19   $   8.31
________________________________________________      ________       ________   ________   ________   ________   ________
================================================      ========       ========   ========   ========   ========   ========
Total return(b)                                           4.32%         (2.45)%     5.28%      7.27%      3.90%     13.05%
________________________________________________      ________       ________   ________   ________   ________   ________
================================================      ========       ========   ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $283,416       $294,720   $327,705   $318,469   $278,812   $284,803
________________________________________________      ________       ________   ________   ________   ________   ________
================================================      ========       ========   ========   ========   ========   ========
Ratio of expenses to average net assets                   0.85%(c)       0.84%      0.82%      0.90%      0.80%      0.88%
________________________________________________      ________       ________   ________   ________   ________   ________
================================================      ========       ========   ========   ========   ========   ========
Ratio of net investment income to average net
 assets                                                   5.32%(c)       5.01%      5.00%      5.14%      5.29%      5.26%
________________________________________________      ________       ________   ________   ________   ________   ________
================================================      ========       ========   ========   ========   ========   ========
Portfolio turnover rate                                     18%            28%        19%        24%        26%        36%
________________________________________________      ________       ________   ________   ________   ________   ________
================================================      ========       ========   ========   ========   ========   ========

(a)Calculated using average shares outstanding.
(b)Does not deduct sales charges and is not annualized for periods less than one year.
(c)Ratios are annualized and based on average daily net assets of $283,622,551.

                                                                               CLASS B
                                                  ------------------------------------------------------------------
                                                    SEVEN MONTHS                 YEAR ENDED DECEMBER 31,
                                                       ENDED         -----------------------------------------------
                                                  JULY 31, 2000(a)    1999      1998      1997      1996      1995
                                                  ----------------   -------   -------   -------   -------   -------
Net asset value, beginning of period                  $  7.75        $  8.37   $  8.36   $  8.19   $  8.31   $  7.78
------------------------------------------------      -------        -------   -------   -------   -------   -------
Income from investment operations:
 Net investment income                                   0.21           0.35      0.36      0.36      0.37      0.39
------------------------------------------------      -------        -------   -------   -------   -------   -------
 Net gains (losses) on securities (both realized
   and unrealized)                                       0.08          (0.62)     0.01      0.17     (0.13)     0.54
================================================      =======        =======   =======   =======   =======   =======
   Total from investment operations                      0.29          (0.27)     0.37      0.53      0.24      0.93
================================================      =======        =======   =======   =======   =======   =======
Less distributions:
 Dividends from net investment income                   (0.20)         (0.35)    (0.36)    (0.36)    (0.36)    (0.37)
------------------------------------------------      -------        -------   -------   -------   -------   -------
 Return of capital                                         --             --        --        --        --     (0.03)
================================================      =======        =======   =======   =======   =======   =======
   Total distributions                                  (0.20)         (0.35)    (0.36)    (0.36)    (0.36)    (0.40)
================================================      =======        =======   =======   =======   =======   =======
Net asset value, end of period                        $  7.84        $  7.75   $  8.37   $  8.36   $  8.19   $  8.31
________________________________________________      _______        _______   _______   _______   _______   _______
================================================      =======        =======   =======   =======   =======   =======
Total return(b)                                          3.84%         (3.28)%    4.48%     6.59%     2.99%    12.14%
________________________________________________      _______        _______   _______   _______   _______   _______
================================================      =======        =======   =======   =======   =======   =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $67,363        $72,256   $72,723   $47,185   $33,770   $21,478
________________________________________________      _______        _______   _______   _______   _______   _______
================================================      =======        =======   =======   =======   =======   =======
Ratio of expenses to average net assets                  1.61%(c)       1.59%     1.57%     1.66%     1.61%     1.68%(d)
________________________________________________      _______        _______   _______   _______   _______   _______
================================================      =======        =======   =======   =======   =======   =======
Ratio of net investment income to average net
 assets                                                  4.56%(c)       4.26%     4.25%     4.38%     4.49%     4.46%
________________________________________________      _______        _______   _______   _______   _______   _______
================================================      =======        =======   =======   =======   =======   =======
Portfolio turnover rate                                    18%            28%       19%       24%       26%       36%
________________________________________________      _______        _______   _______   _______   _______   _______
================================================      =======        =======   =======   =======   =======   =======

(a) Calculated using average shares method.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $67,438,640.
(d) After fee waivers and/or expense reimbursements. The ratio of expenses to average daily net assets prior to fee waivers and/or expense reimbursements was 1.77% for 1995.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            CLASS C
                                                  -----------------------------------------------------------
                                                                       YEAR ENDED          AUGUST 4, 1997
                                                    SEVEN MONTHS      DECEMBER 31,     (DATE SALES COMMENCED)
                                                       ENDED         ---------------      TO DECEMBER 31,
                                                  JULY 31, 2000(a)    1999     1998             1997
                                                  ----------------   ------   ------   ----------------------
Net asset value, beginning of period                   $ 7.74        $ 8.35   $ 8.35           $ 8.30
------------------------------------------------       ------        ------   ------           ------
Income from investment operations:
 Net investment income                                   0.21          0.35     0.36             0.15
------------------------------------------------       ------        ------   ------           ------
 Net gains (losses) on securities (both realized
   and unrealized)                                       0.08         (0.61)      --             0.04
================================================       ======        ======   ======           ======
   Total from investment operations                      0.29         (0.26)    0.36             0.19
================================================       ======        ======   ======           ======
Less distributions from net investment income           (0.20)        (0.35)   (0.36)           (0.14)
------------------------------------------------       ------        ------   ------           ------
Net asset value, end of period                         $ 7.83        $ 7.74   $ 8.35           $ 8.35
________________________________________________       ______        ______   ______           ______
================================================       ======        ======   ======           ======
Total return(b)                                          3.85%        (3.16)%   4.36%            2.36%
________________________________________________       ______        ______   ______           ______
================================================       ======        ======   ======           ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $8,252        $9,652   $9,565           $  825
________________________________________________       ______        ______   ______           ______
================================================       ======        ======   ======           ======
Ratio of expenses to average net assets                  1.61%(c)      1.59%    1.57%            1.67%(d)
________________________________________________       ______        ______   ______           ______
================================================       ======        ======   ======           ======
Ratio of net investment income to average net
 assets                                                  4.56%(c)      4.26%    4.25%            4.37%(d)
________________________________________________       ______        ______   ______           ______
================================================       ======        ======   ======           ======
Portfolio turnover rate                                    18%           28%      19%              24%
________________________________________________       ______        ______   ______           ______
================================================       ======        ======   ======           ======

(a) Calculated using average shares method.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,458,483.
(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       at the end of the month              shares
                                       which is eight years after
                                       the date on which shares
                                       were purchased along with a
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.
          ----------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------


                                      A-1                            MCF--10/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES
AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--10/00                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                 50
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

                                      A-3                            MCF--10/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--10/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $50,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $50,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                      A-5                            MCF--10/00

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

MCF--10/00                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------

                                     A-7                             MCF--10/00

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

MCF--10/00                            A-8

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77046-4739

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

 ----------------------------------
 AIM Municipal Bond Fund
 SEC 1940 Act file number: 811-5686
 ----------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   MBD-PRO-1   INVEST WITH DISCIPLINE
 --Registered Trademark--                               --Registered Trademark--

                                                                   APPENDIX III

MUNICIPAL BOND FUND DISCUSSION AND ANALYSIS

Reproduced below is a discussion of the performance of Municipal Bond Fund for the year-ended July 31, 2000, that was prepared by ist officers and AIM Advisors and included in its Annual Report dated July 31, 2000.

                       ANNUAL REPORT / MANAGERS' OVERVIEW

MUNICIPAL BONDS HELP INVESTORS WEATHER MARKET TURBULENCE

IT HAS BEEN A DIFFICULT MARKET FOR BONDS. HOW HAS AIM MUNICIPAL BOND FUND PERFORMED?
The fund continued to provide attractive current income (see table below), exempt from federal income taxes, while maintaining relative share-price stability. For the year ended July 31, 2000, total return was 2.11%, 1.32% and 1.33% for Class A, Class B and Class C shares, respectively. (These returns are at net asset value, that is, without sales charges.) By comparison, the fund's peer group (represented by the Lipper General Municipal Debt Fund Index) returned 2.50%, and the Lehman Municipal Bond Index returned 4.31%. During the year, net asset value (NAV) per share remained between $7.62 and $8.09 for all classes of shares, extending the fund's long-time record of relative price stability, as shown on the chart below. The fund is managed for income and stability of net asset value rather than for total return.
    As of the end of the year, the fund underperformed its benchmark, mostly thanks to its shorter-than-average duration--5.50 years compared to Lipper's average 8.00 and Lehman's average 7.42.

WHAT WERE THE MAJOR TRENDS IN THE BOND MARKET DURING THE REPORTING PERIOD? Market weakness during 1999 stemmed primarily from investor concerns that strong economic growth would prompt the Federal Reserve Board (the Fed) to raise interest rates to keep inflation at bay. The market was also rattled by Y2K concerns (which largely proved unfounded) and the dollar's decline against the yen.
    In the face of an annualized growth rate above 7% for the fourth quarter of 1999 and above 5% for the first quarter of 2000, the Fed, which had already raised interest rates three times in 1999, raised them again--twice in the first quarter of 2000 and again in May. At the end of May, the federal funds target rate stood at 6.50%, up from 5.25% a year earlier. Market observers breathed a collective sigh of relief when the Fed, believing that the economy had started to slow, decided not to raise rates again in June.

HOW DID MUNICIPAL BONDS PERFORM?
Rising interest rates produced downward pressure on muni-bond prices. As bond prices fall, yields rise, and vice versa. At the beginning of April, yields were at levels not seen since the mid-'90s. During this time, yields on muni bonds approached 100% of the yields on equivalent-maturity Treasury securities. (Normally, muni bonds are considered very attractive when their yields are 85% of Treasury yields.)
    Near the end of the year, investors began to respond to this attractiveness. Demand for munis helped drive prices up. Along with a lack of new issues, this helped munis post excellent second-quarter returns. A strong economy has left states and municipalities with more cash, obviating the need to issue bonds. In addition, issuers are hesitant to issue new bonds with interest rates so high. Also, states and municipalities usually issue bonds at year-end to obtain cash for the

YOUR FUND'S PERFORMANCE

FUND PROVIDES ATTRACTIVE INCOME

As of 7/31/00

================================================================================
                                       30-DAY
                                       SEC YIELD   TAXABLE-
         30-DAY         TAXABLE-       AT          EQUIVALENT
         DISTRIBUTION   EQUIVALENT     MAXIMUM     30-DAY
         RATE AT        DISTRIBUTION   OFFERING    SEC
CLASS    NAV            RATE*          PRICE       YIELD*
--------------------------------------------------------------------------------
A        5.21%          8.63%          4.38%       7.25%
B        4.44           7.35           3.84        6.36
C        4.44           7.35           3.84        6.36

*Assumes highest marginal federal income tax rate of 39.6%
================================================================================


HISTORY OF NET ASSET VALUE STABILITY
CLASS A SHARES

7/31/90-7/31/00

================================================================================
         7/90       7/92      7/94     7/96      7/98     7/00
--------------------------------------------------------------------------------
         7.8        8.5       8.17     8.12      8.31     7.83
         7.58       8.11      7.86     8.17      8.38
         7.72       8.31      7.91     8.18      8.41
         7.8        8.48      8.03     8.11      8.3
         7.83       8.54      8.17     8.31      8.08
         8.01       8.74      8.21     8.28      7.81
         8.03       8.68      8.32     8.38      7.67
         8          8.12      8.11     8.27      7.73
================================================================================

This chart has no calculations; it only tracks net asset value. There is no guarantee that the fund will maintain a constant net asset value. NAV per share for Class A, Class B and Class C shares has not differed by more than $0.02 per share.


BEAR MARKET PERFORMANCE
TOTAL RETURN

================================================================================
                        AIM         Lipper
                        Municipal   General
                        Bond Fund,  Municipal
                        Class A     Debt Category
                        Shares      Average
--------------------------------------------------------------------------------
10/31/93--11/30/94      -4.96%      -7.87%
12/31/95--8/31/96        0.97       -0.53
11/30/96--4/30/97        0.61       -0.06
9/30/98--7/31/00         1.26        0.32
================================================================================


Bear markets are defined as a 10% rise in the yield of the generic 30-year U.S. Treasury bond. Source: Lipper, Inc. AIM Municipal Bond Fund's performance figures are historical, and they represent the reinvestment of distributions and changes in net asset value; they exclude the effect of the fund's maximum 4.75% sales charge for Class A shares.
    For periods shorter than a year, performance is cumulative; for periods longer than a year, performance is annualized.

Source: Lipper, Inc.

See important fund and index disclosures inside front cover.


                            AIM MUNICIPAL BOND FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW


                     -------------------------------------

                    SINCE OUR LAST REPORT TO YOU, YOUR FUND'S

                        FISCAL YEAR-END WAS CHANGED FROM

                      DECEMBER 31 TO JULY 31. YOU WILL NOW

                     RECEIVE AN ANNUAL REPORT DATED JULY 31

                      AND A SEMIANNUAL REPORT DATED JANUARY

                                  31 EACH YEAR.


                       IN ADDITION, DURING THE FISCAL YEAR

                   COVERED BY THIS REPORT, SHAREHOLDERS VOTED

                      ON SEVERAL PROPOSALS MADE IN A PROXY

                     SOLICITATION. DETAILS CONCERNING THESE

                     PROXY VOTES WILL BE FOUND NEAR THE END

                                 OF THIS REPORT.

                     -------------------------------------
next year, so issuance tends to taper off each summer. These factors have led to tight muni supply, which (coupled with increasing demand) has forced yields down and pushed prices up.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?
The fund had 263 holdings, with an average rating of AA/Aa2 as measured by Standard & Poor's and Moody's, two widely known credit-rating agencies whose historical ratings are based on analysis of the credit quality of the individual securities in the portfolio.
    Around 64% of the fund's holdings were rated AAA, with 89% of the portfolio rated A or better. Credit-enhanced securities (those backed with insurance or escrowed with U.S. Treasury securities) composed about 59% of the portfolio.

HOW TAX-EFFICIENT WAS THE FUND?
For six years, the fund has paid no taxable capital-gains distribution. We try to avoid transactions that would result in capital gains that are not offset by capital losses.

WHAT IS YOUR OUTLOOK?
The near-term outlook for bonds, including munis, depends largely on the strength of the economy. If the economy continues to grow at a blistering pace, it could have a negative impact on the bond market. However, if economic growth moderates, interest rates could level off, which could help bonds.
    The next few months should provide a clearer idea whether the Fed has achieved its goal of minimizing inflation risk. Munis should benefit from attractive valuations and yields compared to Treasuries and from continuing new-issue decline.


PORTFOLIO COMPOSITION

==================================================================================================
TOP FIVE BOND HOLDINGS                                    BOND HOLDINGS BY TYPE

As of 7/31/00, based on total net assets                  As of 7/31/00, based on total net assets

                                COUPON   MATURITY %       GENERAL OBLIGATION 14.2%
-------------------------------------------------------
 1. New York State Urban        7.38%    1/1/02   2.32%   ESCROW AND PRE-REFUNDED 30.7%
    Development Corp.
 2. Connecticut (State of)      6.50     3/15/02  1.61    REVENUE 55.1%
 3. Mississippi Higher          7.50     9/1/09   1.44
    Education Assistance Corp.                            NUMBER OF HOLDINGS 263
 4. New York (City of)          7.65     2/1/02   1.41    AVERAGE MATURITY 13 YEARS
 5. Illinois State University   5.75     4/1/22   1.32    DURATION 6 YEARS

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================


          See important fund and index disclosures inside front cover.


                            AIM MUNICIPAL BOND FUND

                      ANNUAL REPORT / PERFORMANCE HISTORY


YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
AIM MUNICIPAL BOND FUND VS. BENCHMARK INDEX

7/31/90-7/31/00

in thousands
================================================================================
                 AIM Municipal Bond Fund,       Lehman Municipal Bond Index
                 Class A Shares
--------------------------------------------------------------------------------
7/90                    9299                              9855
7/91                    10236                             10873
7/92                    11840                             12367
7/93                    12728                             13461
7/94                    13052                             13713
7/95                    13895                             14792
7/96                    14574                             15768
7/97                    15722                             17385
7/98                    16540                             18427
7/99                    16913                             18957
7/00                    17269                             19775


Source: Lipper, Inc.
Past performance cannot guarantee comparable future results.
================================================================================

    MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

ABOUT THIS CHART
This chart compares the performance of your fund's Class A shares to a benchmark index. It is intended to give you an idea of how your fund performed compared to this index over the period 7/31/90-7/31/00. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Municipal Bond Index is unmanaged, incurring no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur charges that would affect the return on your investment.

AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/00, including sales charges

================================================================================
CLASS A SHARES
  10 years                           5.62%
  5 years                            3.43
  1 year                            -2.71*
  * 2.11% excluding sales charges

CLASS B SHARES
  Inception (9/1/93)                 3.36%
  5 years                            3.42
  1 year                            -3.52*
  * 1.32% excluding CDSC

CLASS C SHARES
  Inception (8/4/97)                 2.42%
  1 year                             0.36*
  * 1.33% excluding CDSC
================================================================================


The fund's average annual total returns as of the close of the reporting period are shown in the table above. In addition, industry regulations require us to provide average annual total returns (including sales charges) as of 6/30/00, the most recent calendar quarter-end, which were: Class A shares, one year, -3.46%; five years, 3.47%; 10 years, 5.72%. Class B shares, one year, -4.27%; five years, 3.32%; inception (9/1/93), 3.25%. Class C shares, one year, -0.42%; inception (8/4/97), 2.14%.

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to differing fees and expenses. For fund performance calculations and a description of the index cited on this page, please see the inside front cover.


                            AIM MUNICIPAL BOND FUND

                             AIM MUNICIPAL BOND FUND
                                 A PORTFOLIO OF
                         AIM INVESTMENT SECURITIES FUNDS
                                11 Greenway Plaza
                                    Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 347-4246

                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
                                 A PORTFOLIO OF
                              AIM TAX-EXEMPT FUNDS
                                11 Greenway Plaza
                                    Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 347-4246


                       STATEMENT OF ADDITIONAL INFORMATION

             (August 17, 2001 Special Meeting of Shareholders of the
                    AIM Tax-Exempt Bond Fund of Connecticut)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated June __, 2001 of AIM Investment Securities Funds (the "Company") for use in connection with the Special Meeting of Shareholders of AIM Tax-Exempt Bond Fund of Connecticut to be held on August 17, 2001. Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing the Company at the address shown above or by calling 1-800-347-4246. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

         A Statement of Additional Information for the Company dated November 28, 2000, as revised February 22, 2001, and as supplemented May 4, 2001, has been filed with the Securities and Exchange Commission and is attached hereto as Appendix I which is incorporated herein by this reference.

         The date of this Statement of Additional Information is June ____,
2001.

                                TABLE OF CONTENTS

THE COMPANY.......................................................................................................3

DESCRIPTION OF PERMITTED INVESTMENTS..............................................................................3

TRUSTEES AND OFFICERS OF THE COMPANY..............................................................................3

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION.....................................3

PORTFOLIO TRANSACTIONS............................................................................................3

DESCRIPTION OF SHARES.............................................................................................3

DETERMINATION OF NET ASSET VALUE..................................................................................3

TAXES.............................................................................................................4

PERFORMANCE DATA..................................................................................................4

FINANCIAL INFORMATION.............................................................................................4

Appendix I        -        AIM Investment Securities Funds Statement of Additional Information

Appendix II       -        Semi-Annual Unaudited Financial Statements for the six month period ended January 31, 2001 of
                           AIM Municipal Bond Fund

Appendix III               Audited Financial Statements of AIM Tax-Exempt Bond Fund of Connecticut

Appendix IV                Pro Forma Financial Statements

THE COMPANY

This Statement of Additional Information relates to AIM Investment Securities Funds (the "Company") and its investment portfolio, AIM Municipal Bond Fund. The Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). AIM Municipal Bond Fund is a separate series of shares of beneficial interest of the Company. For a discussion of the history of the Company, see heading "General Information About the Trust" in the Company's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF PERMITTED INVESTMENTS

For a discussion of the fundamental and non-fundamental investment policies of AIM Municipal Bond Fund adopted by the Company's Board of Trustees, see heading "Investment Restrictions" in the Company's Statement of Additional Information attached hereto as Appendix I.

TRUSTEES AND OFFICERS OF THE COMPANY

For a disclosure of the names and a brief occupational biography of each of the Company's officers and trustees identifying those who are interested persons of the Company as well as stating their aggregate remuneration, see heading "Management" in the Company's Statement of Additional Information attached hereto as Appendix I.

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION

For a discussion of the Company's advisory and management-related services agreements and plans of distribution, see headings "Management - Investment Advisory and Other Services," "Management - Distribution Plans," and "The Distribution Agreements" in the Company's Statement of Additional Information attached hereto as Appendix I.

PORTFOLIO TRANSACTIONS

For a discussion of the Company's brokerage policy, see heading "Portfolio Transactions" in the Company's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF SHARES

For a discussion of the Company's authorized securities and the characteristics of the Company's shares of beneficial interest, see heading "General Information about the Trust" in the Company's Statement of Additional Information attached hereto as Appendix I.

DETERMINATION OF NET ASSET VALUE

For a discussion of the Company's valuation and pricing procedures and a description of its purchase and redemption procedures, see heading "How to Purchase and Redeem Shares" and

"Net Asset Value Determination" in the Company's Statement of Additional Information attached hereto as Appendix I.

TAXES

For a discussion of any tax information relating to ownership of the Company's shares, see heading "Dividends, Distributions and Tax Matters" in the Company's Statement of Additional information attached hereto as Appendix I.

PERFORMANCE DATA

For a description and quotation of certain performance data used by the Company, see heading "Performance Information" in the Company's Statement of Additional Information attached hereto as Appendix I.

FINANCIAL INFORMATION

The audited financial statements of AIM Municipal Bond Fund and the report thereon by KPMG LLP, are set forth under the heading "Financial Statements" in the Company's Statement of Additional Information attached hereto as Appendix I. The Semi-Annual Unaudited Financial Statements of AIM Municipal Bond Fund for the six month period ended January 31, 2001 are attached hereto as Appendix II.

The audited financial statements of AIM Tax-Exempt Bond Fund of Connecticut and the report thereon by Ernst & Young, LLP are attached hereto as Appendix III.

Pro Forma Financial Statements for the AIM Municipal Bond Fund, giving effect to the Reorganization are attached as Appendix IV.

                                                                     APPENDIX I

                        AIM INVESTMENT SECURITIES FUNDS
                                  ------------
                              AIM HIGH YIELD FUND
                             AIM HIGH YIELD FUND II
                                AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                             AIM MONEY MARKET FUND
                            AIM MUNICIPAL BOND FUND


                      Supplement dated May 4, 2001, to the
          Statement of Additional Information dated November 28, 2000, as revised February 22, 2001


For the period May 3, 2001 through July 30, 2001, AG Edwards will receive, for purchases by their Growth & Income Model portfolio and their Growth Model portfolio only, full dealer reallowance on Class A Shares, an additional 50 basis points on Class B Shares and an additional 25 basis points on Class C Shares with respect to AIM INTERMEDIATE GOVERNMENT FUND and AIM INCOME FUND only.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION





                         AIM INVESTMENT SECURITIES FUNDS

                                ----------------

                               AIM HIGH YIELD FUND
                             AIM HIGH YIELD FUND II
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND

                                       AND

              CLASS A SHARES OF AIM LIMITED MATURITY TREASURY FUND


                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                ----------------


        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS FOR THE
             ABOVE-NAMED FUNDS, COPIES OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS, OR BY WRITING
                    A I M FUND SERVICES, INC., P.O. BOX 4739,
                           HOUSTON, TEXAS 77210- 4739,
                          OR BY CALLING (800) 347-4246.


                                ----------------


    STATEMENT OF ADDITIONAL INFORMATION DATED: NOVEMBER 28, 2000, AS REVISED
                FEBRUARY 22, 2001 RELATING TO THE PROSPECTUSES OF
                  AIM HIGH YIELD FUND DATED: NOVEMBER 28, 2000,
                AIM HIGH YIELD FUND II DATED: NOVEMBER 28, 2000,
                    AIM INCOME FUND DATED: NOVEMBER 28, 2000,
           AIM INTERMEDIATE GOVERNMENT FUND DATED: NOVEMBER 28, 2000,
                 AIM MONEY MARKET FUND DATED: NOVEMBER 28, 2000,
                AIM MUNICIPAL BOND FUND DATED: NOVEMBER 28, 2000, AND
 CLASS A SHARES OF AIM LIMITED MATURITY TREASURY FUND DATED: NOVEMBER 28, 2000

                                TABLE OF CONTENTS


                                                                                                               Page
                                                                                                               ----

INTRODUCTION......................................................................................................1


GENERAL INFORMATION ABOUT THE TRUST...............................................................................1

         The Trust and its Shares.................................................................................1

PERFORMANCE INFORMATION...........................................................................................4

         Yield Calculations.......................................................................................4
         Total Return Calculations................................................................................5
         Total Return Quotations..................................................................................6
         Cumulative Return Quotations.............................................................................8
         Historical Portfolio Results.............................................................................9

PORTFOLIO TRANSACTIONS...........................................................................................10

         General Brokerage Policy................................................................................10
         Allocation of Portfolio Transactions....................................................................11
         Allocation of IPO Securities Transactions...............................................................11
         Section 28(e) Standards.................................................................................12
         Transactions with Regular Brokers.......................................................................12
         Brokerage Commissions Paid..............................................................................13
         Portfolio Turnover (All Funds Except Money Market)......................................................13

INVESTMENT STRATEGIES AND RISKS..................................................................................13

         High Yield..............................................................................................14
         High Yield II...........................................................................................14
         Limited Maturity........................................................................................15
         Money Market............................................................................................15
         Municipal Bond..........................................................................................16
         High Yield, High Yield II, Income, Intermediate Government and Municipal Bond...........................17
         Risk Factors Regarding Non-Investment Grade Debt Securities.............................................18
         Real Estate Investment Trusts ("REITs").................................................................19
         Lending Portfolio Securities............................................................................19
         Interfund Loans.........................................................................................19
         Short Sales.............................................................................................19
         Margin Transactions.....................................................................................20
         Delayed Delivery Agreements.............................................................................20
         When-Issued Securities..................................................................................21
         Investments in Foreign Securities.......................................................................21
         Risk Factors Regarding Foreign Securities...............................................................22
         Illiquid Securities.....................................................................................23
         Rule 144A Securities....................................................................................23
         Repurchase Agreements...................................................................................23
         Reverse Repurchase Agreements...........................................................................24
         Dollar Roll Transactions................................................................................24
         Borrowing...............................................................................................25
         Investment in Other Investment Companies................................................................25
         Temporary Defensive Investments.........................................................................25
         U.S. Treasury Securities................................................................................25
         Foreign Exchange Transactions...........................................................................25



OPTIONS, FUTURES AND CURRENCY STRATEGIES.........................................................................26

         Introduction............................................................................................26
         General Risks of Options, Futures and Currency Strategies...............................................26
         Cover...................................................................................................27
         Writing Call Options....................................................................................27
         Writing Put Options.....................................................................................28
         Purchasing Put Options..................................................................................28
         Purchasing Call Options.................................................................................29
         Over-The-Counter Options................................................................................29
         Index Options...........................................................................................29
         Limitations on Options..................................................................................30
         Interest Rate, Currency and Stock Index Futures Contracts...............................................30
         Options on Futures Contracts............................................................................31
         Forward Contracts.......................................................................................31
         Limitations on Use of Futures, Options on Futures and Certain Options on Currencies.....................32

INVESTMENT RESTRICTIONS..........................................................................................32

         Fundamental Restrictions................................................................................32
         Non-Fundamental Restrictions............................................................................33

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................34


MANAGEMENT.......................................................................................................39

         Trustees and Officers...................................................................................39
         Remuneration of Trustees................................................................................42
         AIM Funds Retirement Plan for Eligible Directors/Trustees...............................................44
         Deferred Compensation Agreements........................................................................44
         Investment Advisory and Other Services..................................................................45
         Distribution Plans......................................................................................48

THE DISTRIBUTION AGREEMENTS......................................................................................54

SALES CHARGES AND DEALER CONCESSIONS.............................................................................56

REDUCTIONS IN INITIAL SALES CHARGES..............................................................................59

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS......................................................................63

HOW TO PURCHASE AND REDEEM SHARES................................................................................65

         Variable Annuity Contracts..............................................................................65
         Backup Withholding......................................................................................66

NET ASSET VALUE DETERMINATION....................................................................................67

         For Money Market........................................................................................67
         For All Other Funds.....................................................................................68

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................69

         Dividends and Distributions.............................................................................69
         Tax Matters.............................................................................................69
         Qualification as a Regulated Investment Company.........................................................70
         Excise Tax on Regulated Investment Companies............................................................71
         Fund Distributions......................................................................................71
         Municipal Bond..........................................................................................72
         Sale or Redemption of Fund Shares.......................................................................73



         Reinstatement Privilege.................................................................................74
         Foreign Shareholders....................................................................................74
         Effect of Future Legislation; Local Tax Considerations..................................................74

DESCRIPTION OF MONEY MARKET INSTRUMENTS..........................................................................74

SHAREHOLDER INFORMATION..........................................................................................75

MISCELLANEOUS INFORMATION........................................................................................78

         Charges for Certain Account Information.................................................................78
         Audit Reports...........................................................................................78
         Legal Matters...........................................................................................78
         Custodian and Transfer Agent............................................................................78
         Other Information.......................................................................................79

DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES.................80

RATINGS OF SECURITIES............................................................................................83

FINANCIAL STATEMENTS.............................................................................................FS

                                  INTRODUCTION


         AIM Investment Securities Funds (the "Trust") is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors with certain information concerning the activities of the Fund being considered for investment. This information is included in prospectuses for each series portfolio of the Trust (each a "Fund" and collectively, the "Funds"). The date of the most recent prospectus for each Fund is set forth below.


                                                                                  Date of Most
         Fund Name:                                                             Recent Prospectus:
         ---------                                                              ------------------

         AIM High Yield Fund                                                    November 28, 2000
         AIM High Yield Fund II                                                 November 28, 2000
         AIM Income Fund                                                        November 28, 2000
         AIM Intermediate Government Fund                                       November 28, 2000
         AIM Limited Maturity Treasury Fund                                     November 28, 2000
         AIM Money Market Fund                                                  November 28, 2000
         AIM Municipal Bond Fund                                                November 28, 2000

         Throughout this Statement of Additional Information, these prospectuses are referred to collectively as the "Prospectuses" and individually, each is referred to as a "Prospectus."

         AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund and AIM Municipal Bond Fund all issue Class A, Class B and Class C shares. AIM Money Market Fund issues AIM Cash Reserve Shares, Class B shares and Class C shares. AIM Limited Maturity Treasury Fund issues Class A shares (which are discussed in this Statement of Additional Information) and Institutional Class shares (which are discussed in a separate Statement of Additional Information).

         This Statement of Additional Information is intended to furnish investors with additional information concerning the Funds. Some of the information set forth in this Statement of Additional Information is also included in the Prospectuses. Copies of the Prospectuses and additional copies of this Statement of Additional Information may be obtained without charge by writing A I M Fund Services, Inc. ("AFS"), P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Investors must receive and should read the appropriate Prospectus before they invest in any Fund.

         The Prospectuses and this Statement of Additional Information omit certain information contained in the Trust's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectuses and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                       GENERAL INFORMATION ABOUT THE TRUST

THE TRUST AND ITS SHARES

         The Trust was previously organized as a Maryland corporation on November 4, 1988. Pursuant to an Agreement and Plan of Reorganization, AIM Limited Maturity Treasury Fund ("Limited Maturity") was reorganized on October 15, 1993 as a series portfolio of the Trust. Pursuant to another Agreement and Plan of Reorganization, AIM High Yield Fund ("High Yield"), AIM Income Fund ("Income"), AIM Intermediate Government Fund ("Intermediate Government"), AIM Money Market Fund series ("Money Market") and AIM Municipal Bond Fund ("Municipal Bond") were reorganized on June 1, 2000 as series portfolios of the Trust. A copy of the Trust's Amended and Restated Agreement and Declaration of Trust dated November 5, 1998, as amended (the "Trust Agreement"), is on file with the SEC. In connection with their reorganization as series portfolios of the Trust, the fiscal year end of each of High Yield, Income, Intermediate Government, Money Market and Municipal Bond changed from December 31 to July 31.

         AIM High Yield Fund II ("High Yield II") commenced operations on September 30, 1998. Limited Maturity succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of Short-Term Investments Co., a Massachusetts business trust, on October 15, 1993. All historical financial information and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to Limited Maturity (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). High Yield, Income, Intermediate Government, Money Market and Municipal Bond succeeded to the assets and assumed the liabilities of series portfolios with corresponding names (the "Predecessor Funds") of AIM Funds Group, a Delaware business trust, on June 1, 2000. All historical financial information and other information contained in this Statement of Additional Information for periods prior to June 1, 2000, relating to High Yield, Income, Intermediate Government, Money Market or Municipal Bond (or any classes thereof) is that of the Predecessor Funds (or the corresponding classes thereof).

         Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectuses under the captions "Exchanging Shares" and "Redeeming Shares." The assets received by the Trust for the issuance or sale of shares of each Fund, and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that Fund. They constitute the underlying assets of a Fund, are required to be segregated on the Trust's books of account, and are to be charged with the expenses with respect to the Fund and its respective classes. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Shareholders of a Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of that Fund. However, on matters affecting one Fund or one class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class. An example of a matter which would be voted on separately by shareholders of a particular portfolio is the approval of the Advisory Agreement, and an example of a matter which would be voted on separately by shareholders of each class is the approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees. Under the Trust Agreement, the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         Class B shares automatically convert to Class A shares at the end of the month which is eight years after the date of purchase. A pro rata portion of shares from reinvested dividends and distributions convert at the same time. No other shares have conversion rights. Because Class B shares convert into Class A shares, the holders of Class B shares (as well as the holders of Class A shares) of each Fund must approve any material increase in fees payable with respect to that Fund under the Class A and C Plan or a new class of shares into which the Class B shares will convert must be created which will be identical in all material respects to the Class A shares prior to the material increase in fees.

         Each share of beneficial interest of a Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions out of the income belonging to the Fund. Fractional shares have proportionately the same rights, including voting rights, as are provided for full shares, as declared by the Board of Trustees. The Trust offers seven separate Funds with differing Class structures: Class A, Class B and Class C shares of High Yield, High Yield II, Income, Intermediate Government and Municipal Bond; Class A shares and the Institutional Class of Limited Maturity; and AIM Cash Reserve Shares, Class B and Class C shares of Money Market. As further described in the Prospectuses, each class is subject to differing sales charges (if applicable) and expenses, which differences will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class of the respective Funds are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution. If the Trust liquidates, the Funds will first satisfy the outstanding liabilities of each of their classes. The Funds will then distribute the net assets allocable to each of their classes to the shareholders of such classes on a pro rata basis.

         To obtain information about the Institutional Class of Limited Maturity, please call A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and a wholly owned subsidiary of A I M Advisors, Inc. ("AIM"), at (800) 659-1005. AIM Distributors is the exclusive distributor of the Trust's shares.

         The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a class will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the Investment Company Act of 1940, as amended, (the "1940 Act"), state law and the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

         The Trust Agreement provides that trustees of the Trust shall hold office during the existence of the Trust, except as follows: (a) any trustee may resign or retire; (b) any trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust, or at any time by written instrument signed by at least two-thirds of the trustees and specifying when such removal becomes effective; or (c) any trustee who has died or become incapacitated and is unable to serve may be retired by a written instrument signed by a majority of the trustees and specifying the date of his or her retirement.

         Under Delaware law, the shareholders of a Delaware business Trust shall be entitled to the same limitations of liability extended to shareholders of private, for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement, though, does disclaim shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement also provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss is limited to circumstances in which the Fund would be unable to meet its obligations and wherein the complaining party was not held to be bound by the disclaimer.

         The Trust Agreement further provides that the trustees and officers will not be liable for any act, omission or obligation of the Trust or any trustee or officer. However, nothing in the Trust Agreement protects a trustee or officer against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust. The Trust Agreement also provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, if it is determined that such person acted in good faith and reasonably believed: (1) in the case of conduct in his or her official capacity for the Trust, that his or her conduct was in the Trust's best interests, (2) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests and (3) in a criminal proceeding, that he or she had no reason to believe that his or her conduct was unlawful. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

                             PERFORMANCE INFORMATION

YIELD CALCULATIONS
         The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where     a   =    dividends and interest earned during a stated 30-day period.
                   For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

          b   =    expenses accrued during period (net of reimbursement).

          c   =    the average daily number of shares outstanding during the
                   period.

          d   =    the maximum offering price per share on the last day of the period.
         Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. A tax-equivalent yield is calculated in the same manner as the standard yield with an adjustment for a stated, assumed tax rate. Municipal Bond may also demonstrate the effect of such tax-equivalent adjustments generally by comparing various yield levels with their corresponding tax-equivalent yields, given a stated tax rate.
         The yields for each of the Funds (except Money Market) for the thirty-day period ended July 31, 2000, were as follows:

                                                                          30-DAY YIELDS
                                               --------------------------------------------------------------------
                                               CLASS A SHARES             CLASS B SHARES             CLASS C SHARES
                                               --------------             --------------             --------------

         High Yield*........................       12.15%                     11.97%*                   11.97%*
         High Yield II*.....................       11.76%                     11.58%                    11.58%
         Income   ..........................        8.23%                      7.89%                     7.89%
         Intermediate Government............        6.02%                      5.55%                     5.55%
         Limited Maturity  .................        5.89%                      N/A                       N/A
         Municipal Bond.....................        4.38%**                    3.84%**                   3.84%**

         * The relatively high yields in this Fund, like that of other junk bond funds, reflect a substantial premium for the high default risk perceived by the market. Investors should not consider these yields a measure of income potential.
         ** The tax-equivalent yields, assuming a tax rate of 39.6%, for the Class A shares, Class B shares and Class C shares of Municipal Bond were 7.25%, 6.36% and 6.36%, respectively.
         The standard formula for calculating annualized 7-day yields for Money Market is as follows:

                                 V - V   x 365
                                  1   0
                            Y =  ------    ---
                                    V       7
                                     0

Where         Y      =     annualized yield.

              V(0)   =     the value of a hypothetical pre-existing account in
                           the Fund having a balance of one share at the beginning of a stated seven-day period.

              V(1)   =     the value of such an account at the end of the stated
                           period.
        The annualized yields for each of the AIM Cash Reserve Shares, Class B and Class C shares of Money Market for the 7 days ended July 31, 2000, were 5.58%, 4.85% and 4.86%, respectively.

        The standard formula for calculating effective annualized yield for Money Market is as follows:

                                       365/7
                             EY = (Y+1)      -1

Where         EY     =     effective annualized yield.

               Y     =     annualized yield, as determined above.

        The effective annualized yields for each of the AIM Cash Reserve Shares, Class B and Class C shares of Money Market for the 7 days ended July 31, 2000, were 5.74%, 4.96% and 4.97%, respectively.

        For the purpose of determining the annualized yield and effective annualized yield, the net change in the value of the hypothetical Money Market account reflects the value of additional shares purchased with dividends from the original shares and any such additional shares, and all fees charged, other than non-recurring account or sales charges, to all shareholder accounts in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation or income other than investment income.

         Certain of the Funds may also quote their distribution rates, which express the historical amount of income a Fund paid as dividends to its shareholders as a percentage of the Fund's offering price. The distribution rates for the Class A shares of Limited Maturity for the month ended July 31, 2000; for the Class A, Class B and Class C shares of High Yield, High Yield II, Income, Intermediate Government and Municipal Bond for the month ended July 31, 2000, were as follows:


                                                                       DISTRIBUTION RATES
                                               CLASS A SHARES             CLASS B SHARES             CLASS C SHARES
                                               --------------          ------------------            --------------

         High Yield.........................       10.78%                     10.53%                    10.56%
         High Yield II......................       11.12%                     10.79%                    10.81%
         Income   ..........................        7.36%                      6.81%                     6.82%
         Intermediate Government............        6.25%                      5.73%                     5.75%
        *Limited Maturity  .................        5.55%                       N/A                        N/A
         Municipal Bond.....................        4.96%                      4.44%                     4.44%

         * Limited Maturity 30 day yield.

         These distribution rates were calculated by dividing dividends declared over the applicable month by the maximum offering price per share at the end of the period and annualizing the result.

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any changes in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annual compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of a Fund.

         Each Fund's total return is calculated in accordance with a standardized formula. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares of the Funds (except for Limited Maturity) reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Standardized total return for AIM Cash Reserve Shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

         In addition to average annual total return, a Fund may quote unaveraged or cumulative total return reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information may be quoted numerically or in a table, graph or similar illustration. Total returns may be quoted with or without taking any applicable maximum sales charge or maximum contingent deferred sales charge into account. If quoted without the sales charge or contingent deferred sales charge, the performance quotation will be noted by an asterisk or other conspicuous footnote disclosing this fact. Excluding a Fund's sales charge or contingent deferred sales charge from a total return calculation produces a higher total return figure.

TOTAL RETURN QUOTATIONS

         The following chart shows the average annual total returns for each of the named Funds' Class A shares for the one-year, five-year and ten-year periods (or since inception, if shorter) ended July 31, 2000:



                                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                       ------------------------------------------------------
                                                         ONE          FIVE             TEN           SINCE
                                                        YEAR          YEARS           YEARS        INCEPTION
                                                       ------        -------         -------      -----------
         Class A Shares:

         High Yield                                  (11.86)%           2.99%         8.42%         9.59%
         High Yield II                                (4.00)%            N/A           N/A          9.18%(1)
         Income                                       (6.82)%           4.69%         6.91%         7.25%
         Intermediate Government                      (0.63)%           4.44%         5.84%         6.40%
         Limited Maturity                              3.47%            4.94%         5.62%         6.10%
         Municipal Bond                               (2.71)%           3.43%         5.62%         6.30%

         (1)      September 30, 1998 (date operations commenced)

         The following chart shows the average annual total returns for each of the named Funds' Class B shares for the one-year, five-year and ten-year periods (or since inception, if shorter) ended July 31, 2000:


                                                                         AVERAGE ANNUAL TOTAL RETURNS
                                                                -------------------------------------------
                                                                 ONE             FIVE               SINCE
                                                                 YEAR            YEARS            INCEPTION
                                                                ------          -------           ---------
         Class B Shares:
         ---------------

         High Yield.........................                   (12.23)%           2.96%            4.21%(2)
         High Yield II......................                    (4.38)%            N/A             5.41%(3)
         Income.............................                    (7.47)%           4.59%            3.63%(4)
         Intermediate Government............                    (1.38)%           4.35%            3.91%(4)
         Money Market.......................                    (0.81)%           3.46%            3.62%(2)
         Municipal Bond.....................                    (3.52)%           3.42%            3.36%(5)

         (2)  September 1, 1993 (date operations commenced)

         (3)  November 20, 1998 (date operations commenced)

         (4)  September 7, 1993 (date operations commenced)

         (5)  October 15, 1993 (date operations commenced)


         The following chart shows the average annual total return for each of the named Funds' Class C shares for the one-year and five-year periods (or since inception, if shorter) ended July 31, 2000:


                                                                  AVERAGE ANNUAL TOTAL RETURNS
                                                             -------------------------------------
                                                              ONE                         SINCE
                                                              YEAR                      INCEPTION
                                                             -------                    ----------
         Class C Shares:
         ---------------

         High Yield.........................                  (9.05)%                   (2.66)%(6)
         High Yield II......................                  (0.92)%                    7.43%(7)
         Income   ..........................                  (3.84)%                    1.03%(6)
         Intermediate Government............                   2.66%                     3.80%(6)
         Money Market.......................                   3.19%                     3.83%(6)
         Municipal Bond.....................                   0.36%                     2.42%(6)

         (6)  August 4, 1997 (date operations commenced)

         (7)  November 20, 1998 (date operations commenced)

         The average annual total return for Money Market's AIM Cash Reserve Shares, for the one-year period ended July 31, 2000, was 4.96%; for the five-year period ended July 31, 2000, was 4.60%; and since inception (October 16, 1993), was 4.41%.

CUMULATIVE RETURN QUOTATIONS

         The following chart shows the cumulative returns for each of the named Funds' Class A shares, for the one-year, five-year and ten-year periods (or since inception, if shorter), ended July 31, 2000:


                                                                     CUMULATIVE RETURNS
                                                 ------------------------------------------------------------
                                                  ONE                FIVE            TEN            SINCE
                                                  YEAR               YEARS          YEARS         INCEPTION
                                                 ------             ------         --------       -----------
         Class A Shares:

         High Yield                            (11.86)%               15.87%        124.34%         654.22%
         High Yield II                          (4.00)%                 N/A            N/A          17.46%(1)
         Income                                 (6.82)%               25.74%         95.09%         856.61%
         Intermediate Government                (0.63)%               24.27%         76.42%         127.66%
         Limited Maturity                        3.47%                27.28%         72.69%         111.12%
         Municipal Bond                         (2.71)%               18.34%         72.69%         316.51%

         (1) September 30, 1998 (date operations commenced)


         The following chart shows the cumulative returns for each of the named Funds' Class B shares for the one-year, five-year and ten-year periods (or since inception, if shorter) ended July 31, 2000:


                                                                            CUMULATIVE RETURNS
                                                               --------------------------------------------
                                                                ONE             FIVE               SINCE
                                                                YEAR            YEARS            INCEPTION
                                                               ------          -------          -----------
         Class B Shares:

         High Yield                                           (12.23)%          15.73%           33.00%(2)
         High Yield II                                         (4.38)%            N/A             9.34%(3)
         Income                                                (7.47)%          25.16%           27.92%(4)
         Intermediate Government                               (1.38)%          23.74%           30.25%(2)
         Money Market                                          (0.81)%          18.57%           27.27%(5)
         Municipal Bond                                        (3.52)%          18.31%           25.68%(2)

         (2)  September 1, 1993 (date operations commenced)

         (3)  November 20, 1998 (date operations commenced)

         (4)  September 7, 1993 (date operations commenced)
         (5)  October 15,1993 (date operations commenced)

         The following chart shows the cumulative returns for each of the named Funds' Class C shares, for the one-year and five-year periods (or since inception, if shorter) ended July 31, 2000:

                                                              CUMULATIVE RETURNS
                                                              ---------------------------
                                                               ONE               SINCE
                                                               YEAR            INCEPTION
                                                              ------          -----------
         Class C Shares:
         ---------------
         High Yield.........................                  (9.05)%          (7.75)%(6)
         High Yield II......................                  (0.92)%          12.90%(7)
         Income   ..........................                  (3.84)%           3.12%(6)
         Intermediate Government............                   2.66%           11.81%(6)
         Money Market.......................                   3.19%           11.88%(6)
         Municipal Bond.....................                   0.36%            7.42%(6)

         (6) August 4, 1997 (date operations commenced)

         (7) November 20, 1998 (date operations commenced)

         The cumulative return for Money Market's AIM Cash Reserve Shares for the one-year ended July 31, 2000, was 4.96%; and for the five-year period ended July 31, 2000, was 25.22%; and since inception was 34.03%.

HISTORICAL PORTFOLIO RESULTS

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of a Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         The performance of each Fund will vary from time to time and past performance is not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. An investor should be aware that an investment in a Fund is subject to risks not present in ownership of a certificate of deposit, due to possible greater risk of loss of capital. These factors should be carefully considered by the investor before making an investment in any Fund.

         High Yield II may participate in the Initial Public Offering ("IPO") market, and a significant portion of its returns may be attributable to its investment in IPOs. Investment in IPOs could have a magnified impact on High Yield II due to its small asset base. There is no guarantee that as the Fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.

         A Fund's performance may be compared in advertising to the performance of other mutual funds in general, or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such performance data may be prepared by Lipper Inc. and other independent services which monitor the performance of mutual funds. A Fund may also advertise mutual fund performance rankings which have been assigned to it by such monitoring services.

         A Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as the Consumer Price Index, the Standard & Poor's 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts. In addition, a Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events.

         From time to time, a Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. These topics include, but are not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

         From time to time sales literature and/or advertisements may disclose
(i) top holdings included in a Fund's portfolio, (ii) the names of certain selling group members and/or (iii) the names of certain institutional shareholders.

                             PORTFOLIO TRANSACTIONS

GENERAL BROKERAGE POLICY

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since most purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds incur little or no brokerage commissions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

         In the event a Fund purchases securities traded in the over-the-counter market, the Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general, and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with item (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account and may invest in affiliated money market funds, provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates also manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another AIM Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of a purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

ALLOCATION OF IPO SECURITIES TRANSACTIONS

         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds and accounts participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon its asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in syndicates, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund and account.

SECTION 28(e) STANDARDS

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, may lawfully cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Board of Trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

TRANSACTIONS WITH REGULAR BROKERS

         As of July 31, 2000, High Yield, High Yield II, Intermediate Government, Limited Maturity, and Municipal Bond had no transactions with regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act.

         As of July 31, 2000, Money Market entered into repurchase agreements with Bank of America Securities, Credit Suisse First Boston Corp., UBS Warburg and Westdeutsche Landesbank Girozentrate, regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act, having market values of $225,090,983, $58,000,000, $58,000,000 and $58,000,000, respectively. As of July 31, 2000,
Money Market held an amount of commercial paper issued by Morgan Stanley Dean Witter, regular brokers, as the term is defined in Rule 10b-1 under the 1940 Act, having a market value of $10,000,000. As of July 31, 2000, Money

Market entered into a master note agreement with Morgan Stanley Dean Witter, regular broker, as the term is defined in Rule 10b-1 under the 1940 Act, having a market value of $60,000,000.

         As of July 31, 2000, Income held an amount of common stock issued by Lehman Brothers Holding Inc. and Merrill Lynch & Co., regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act, having a market value of $10,391,806 and $904,270, respectively.

BROKERAGE COMMISSIONS PAID

         Intermediate Government, Limited Maturity, Municipal Bond and Money Market paid no brokerage commissions to brokers affiliated with those Funds during their past three fiscal years.

         Brokerage commissions or underwriting concessions (or both) paid by High Yield II for the year ended July 31, 2000 and for the period ended July 31, 1999; and for High Yield and Income, for the period ended July 31, 2000 and the years ended December 31, 1999, 1998 and 1997, were as follows:


               FUND                       2000           1999             1998         1997
               ----                      -------     ----------        ---------      --------

High Yield .....................          $2,882      $ 102,000        $14,000        $102,000
High Yield II...................          $2,868      $   6,459            N/A             N/A
Income..........................          $8,000      $  44,000        $12,000        $ 28,000

         For the year ended July 31, 2000, AIM allocated certain High Yield brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $225,147 and the related brokerage commissions were $1,798.

         For the year ended July 31, 2000, AIM allocated certain of High Yield II's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $213,493 and the related brokerage commissions were $1,500.


PORTFOLIO TURNOVER (ALL FUNDS EXCEPT MONEY MARKET)

         Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objective, regardless of the holding period of that security. Each Fund's historical portfolio turnover rates are included in the Financial Highlights tables of the Fund's Prospectus. For the year ended July 31, 2000 AIM High Yield Fund II experienced a lower level of turnover due to large cash inflows relative to its beginning asset base. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions and other trading costs. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. See "Dividends, Distributions and Tax Matters."


                         INVESTMENT STRATEGIES AND RISKS

         Information concerning each Fund's investment objective is set forth in the Prospectuses under the heading "Investment Objective and Strategies." There can be no assurance that any Fund will achieve its objective. The principal features of each Fund's investment program and the principal risks associated with the investment program are discussed in the Prospectuses under the headings "Investment Objective and Strategies" and "Principal Risks of Investing in the Fund."

         The investment objective(s) of each Fund are non-fundamental policies and may be changed by the Board of Trustees without shareholder approval. Each Fund's investment policies, strategies and practices are also non-fundamental. Set forth in this section is a description of each Fund's investment policies, strategies and practices. The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective.

         Each Fund has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Restrictions" in this Statement of Additional Information.

         Individuals considering the purchase of shares of any fund should recognize that there are risks in the ownership of any security.

         Any percentage limitations with respect to assets of a Fund will be applied at the time of purchase. A later change in percentage resulting from changes in asset values will not be considered a violation of the percentage limitations. The percentage limitations applicable to borrowings, reverse repurchase agreements and dollar roll transactions will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit each Fund's borrowing abilities.

HIGH YIELD

         The investment objective of High Yield is to achieve a high level of current income.

         The Fund will attempt to achieve its investment objective by investing principally in securities that are rated Baa, Ba or B by Moody's Investors Service, Inc. ("Moody's"), or BBB, BB or B by Standard & Poor's ("S&P"), or securities of comparable quality in the opinion of AIM that are either unrated or rated by other nationally recognized statistical rating organizations ("NRSROs"). The Fund may also hold, from time to time, securities rated Caa by Moody's or CCC by S&P, or, if unrated or rated by other NRSROs, securities of comparable quality as determined by AIM. It should be noted, however, that achieving the Fund's investment objective may be more dependent on the credit analysis of AIM, and less on that of credit rating agencies, than may be the case for funds that invest in more highly rated bonds.

         The Fund will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

HIGH YIELD II

         The investment objective of High Yield II is to achieve a high level of current income.

         The Fund will attempt to achieve its investment objective by investing primarily in publicly traded non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade (commonly referred to as "junk bonds") are considered "high risk" securities.

         The Fund may invest up to 100% of its net assets in junk bonds. Junk bonds are considered to be speculative and entail greater risks, including default risks, than those found in higher rated securities. See "Risk Factors Regarding Non-Investment Grade Debt Securities" and Rating Categories below.

         At least 80% of the value of the Fund's total assets will be invested in high yield debt securities. At least 51% of the value of the Fund's total assets will be invested in securities that are rated Ba or B by Moody's or BB or B by S&P, or securities of comparable quality as determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) that are either unrated or rated by other NRSROs. The Fund may also hold, from time to time, securities rated Caa by Moody's or CCC by S&P, or securities of comparable quality as determined by AIM that are either unrated or rated by other NRSROs. It should be noted, however, that achieving the Fund's investment objective may be more dependent on the credit analysis of AIM, and less on that of credit rating agencies, than may be the case for Funds that invest in more highly rated bonds. The Fund may also invest up to 15% of the value of its total assets in equity securities.

LIMITED MATURITY

         The investment objective of Limited Maturity is to seek liquidity with minimum fluctuation in principal value, and, consistent with this objective, the highest total return achievable.

         The Fund will attempt to achieve its objective by investing in an actively managed portfolio of U.S. Treasury notes and other direct obligations of the U.S. Treasury. The Fund will attempt to enhance its total return through capital appreciation when market factors, such as economic and market conditions and the prospects for interest rate changes, indicate that capital appreciation may be available without significant risk to principal. The Fund will only purchase securities whose maturities do not exceed three (3) years. The Fund's policy of investing in securities with remaining maturities of three (3) years or less will result in high portfolio turnover. Under normal circumstances, the average portfolio maturity of the Fund will range between one-and-one-half
(1 1/2) and two (2) years. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover rate should not adversely affect the net income of the Fund.

MONEY MARKET

         The investment objective of Money Market is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

         The Fund will limit investments in Money Market Instruments to those which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category for short-term debt obligations by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market Fund and U.S. government securities.

         The Fund will not invest in instruments maturing more than 397 days from the date of investment, and will maintain a dollar weighted average portfolio maturity of 90 days or less. The Fund must comply with the requirements of Rule 2a-7, which govern the operations of money market Funds and may be more restrictive than the Fund's restrictions. If any of the Fund's policies and restrictions are more restrictive than Rule 2a-7, such policies and restrictions will be followed.

         The rating applied to a security at the time the security is purchased by the Fund may be changed while the Fund holds such security in its portfolio. This change may affect, but will not necessarily compel, a decision to dispose of a security. If the major rating services used by the Fund were to alter their standards or systems for ratings, the Fund would then employ ratings under the revised standards or systems that would be comparable to those specified in its current investment objectives, policies and restrictions.

         The Board of Trustees has established procedures in compliance with Rule 2a-7 that include reviews of portfolio holdings by the trustees at such intervals as they may deem appropriate to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a deviation having such a result exists, they intend to take such corrective action as they deem necessary and appropriate, including, but not limited to, the following: the sale of portfolio instruments prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; authorizing redemption of shares in kind; or establishing a net asset value per share by using available market quotations, in which case, the net asset value could possibly be greater or less than $1.00 per share. If the trustees deem it inadvisable to continue the practice of maintaining a net asset value of $1.00 per share, they may alter this procedure. The shareholders of the Fund will be notified promptly after any such change.

         Any increase in the value of a shareholder's investment in the Fund resulting from the reinvestment of dividend income is reflected by an increase in the number of shares in the shareholder's account.

         Money Market may not invest in puts, calls, or any combinations thereof, except to the extent consistent with its other investment policies.

MUNICIPAL BOND

         The investment objective of Municipal Bond is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

         For purposes of the Fund's investment policies and limitations, the term "municipal bonds" includes debt obligations of varying maturities issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the lending of such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds"). Such obligations are considered to be municipal bonds appropriate for investment by the Fund, provided that the interest paid thereon, in the opinion of bond counsel, is exempt from federal income taxes.

         The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds, which are municipal bonds, are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds.

         The Fund may also invest in municipal lease obligations, which may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

         As used in this Statement of Additional Information, interest which is "tax-exempt" or "exempt from federal income taxes" means interest on municipal securities which is excluded from gross income for federal income tax purposes, but which may give rise to federal alternative minimum tax liability. The principal and interest payments on private activity bonds (such as industrial development or pollution control bonds) are the responsibility of the industrial user and, therefore, are not backed by the taxing power of the issuing municipality. Such obligations are included within the term municipal bonds if the interest paid thereon qualifies for exemption from federal income tax, but the interest on private activity bonds will be considered to be an item of preference for purposes of alternative minimum tax liability under the Internal Revenue Code of 1986, as amended (the "Code"). See "Dividends, Distributions and Tax Matters" below.

         There is a risk that some or all of the interest received by the Fund from municipal securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service.

         At least 80% of the Fund's total assets will be invested in municipal securities rated within the four highest rating categories of Moody's, S&P or any other NRSRO. The Fund may invest up to 20% of its total assets in municipal securities that are rated below Baa/BBB (or a comparable rating of any other NRSRO) or that are unrated. For purposes of the foregoing percentage limitations, municipal securities (i) which have been collateralized with U.S. Government obligations held in escrow until the municipal securities' scheduled redemption date or final maturity, but (ii) which have not been rated by a NRSRO subsequent to the date of escrow collateralization, will be treated by the Fund as the equivalent of Aaa/AAA rated securities.

         Securities in which the Fund invests may be insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         For purposes of the Fund's fundamental investment restriction regarding issuer diversification, the Fund will regard each state and political subdivision, agency or instrumentality, and each multi-state agency of which such state is a member, as a separate issuer.

         The Fund: (i) will not invest 25% or more of its assets in securities whose issuers are located in the same state; (ii) will not invest 25% or more of its assets in securities the interest upon which is paid from revenues of similar type projects; and (iii) will not invest 25% or more of its assets in industrial development bonds. The policy described in (ii) does not apply, however, if the securities are subject to a guarantee. For securities subject to a guarantee, the Fund does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Fund's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

         The Fund may not invest in puts, calls, straddles, spreads or any combination thereof, except, however, that the Fund may purchase and sell options on financial futures contracts and may sell covered call options.

HIGH YIELD, HIGH YIELD II, INCOME, INTERMEDIATE GOVERNMENT AND MUNICIPAL BOND

         High Yield, High Yield II, Income, Intermediate Government and Municipal Bond generally acquire bonds in new offerings or in principal trades with broker-dealers. Ordinarily, the Funds do not purchase securities with the intention of engaging in short-term trading. However, any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objectives, regardless of the holding period of that security.

         A portion of each Fund's assets may be held in cash and high quality, short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations, taxable municipal securities, master notes, and repurchase agreements, pending investment in portfolio securities, to meet anticipated short-term cash needs such as dividend payments or redemptions of shares, or for temporary defensive purposes. Such investments generally are the type in which Money Market invests, generally will have maturities of 60 days or less, and normally are held to maturity. However, Money Market is the only Fund limited to investing in Money Market Instruments which are "First Tier" securities as defined in Rule 2a-7. See "Description of Money Market Instruments" below. The underlying securities that are subject to a repurchase agreement will be "marked-to-market" on a daily basis so that AIM can determine the value of the securities in relation to the amount of the repurchase agreement.

         U.S. Government securities may take the form of participation interests in, and may be evidenced by, deposit or safekeeping receipts. Participation interests are pro rata interests in U.S. Government securities. A Fund may acquire participation interests in pools of mortgages sold by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Banks. Instruments evidencing deposit or safekeeping are documentary receipts for such original securities held in custody by others.

         U.S. Government securities, including those that are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. Some securities issued by federal agencies or instrumentalities are only supported by the credit of the agency or instrumentality (such as the Federal Home Loan Banks) while others have an additional line of credit with the U.S. Treasury (such as FNMA). In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

RISK FACTORS REGARDING NON-INVESTMENT GRADE DEBT SECURITIES

         High Yield, High Yield II, and to a lesser extent Income and Municipal Bond, seek to meet their respective investment objectives by investing in non-investment grade debt securities, commonly known as "junk bonds." While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the above-named Funds, and increased issuer defaults on junk bonds.

         In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category.

         When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the trustees to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

         In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.



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REAL ESTATE INVESTMENT TRUSTS ("REITS")

         To the extent consistent with their respective investment objectives and policies, High Yield, High Yield II and Income may each invest up to 10% of their net assets in equity and/or debt securities issued by REITs.

         REITs are Trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the Trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such Trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

LENDING PORTFOLIO SECURITIES

         Consistent with applicable regulatory requirements, the Funds may each lend their portfolio securities (principally to broker-dealers) to the extent of one-third of their respective total assets. Such loans would be callable at any time and will be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or its agencies. Each Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Where voting or consent rights with respect to loaned securities pass to the borrower, the Funds will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on each Fund's investment in the loaned securities. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.

INTERFUND LOANS

         Each Fund may lend up to 33-1/3% of its total assets to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order. An application for exemptive relief has been filed with the SEC on behalf of the Funds and others. Each Fund may also borrow from another AIM Fund to satisfy redemption requests or to cover unanticipated cash shortfalls due to a delay in the delivery of cash to the Fund's custodian or improper delivery instructions by a broker effectuating a transaction.

SHORT SALES

         Each of the Funds (except for Limited Maturity and Money Market) may from time to time make short sales of securities which it owns or which it has the right to acquire through the conversion or exchange of other securities it owns. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will neither make short sales of securities nor maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian, an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. In no event may more than 10% of a Fund's total assets be deposited or pledged as collateral for short sales at any one time.

         Since a Fund ordinarily will want to continue to receive interest and dividend payments on securities in its portfolio which are convertible into the securities sold short, the Fund will normally close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities which it already holds.

         A Fund will make a short sale as a hedge when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because, among other reasons, it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

MARGIN TRANSACTIONS

         The Funds will not purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

DELAYED DELIVERY AGREEMENTS

         Each Fund may purchase or sell securities on a delayed delivery basis. Delayed delivery agreements involve commitments by a Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary same-day settlement for such securities or instruments. These commitments may fix the payment price and interest rate to be received on the investment. Intermediate Government may also engage in buy/sellback transactions (a form of delayed delivery agreement). In a buy/sellback transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, AIM can anticipate that cash for investment purposes will result from, among other things, scheduled maturities of existing portfolio instruments or from net sales of shares of a Fund. To assure that a Fund will be as fully invested as possible in instruments meeting the Fund's investment objective, a Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days. Until the settlement date, a Fund will segregate liquid assets (cash and short-term U. S. Treasury obligations, in the case of Limited Maturity) of a dollar value sufficient at all times to make payment for the delayed delivery securities. No more than 25% of a Fund's total assets will be committed to delayed delivery agreements and when-issued securities, as described below. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement. If cash is not available to a Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board of Trustees has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board of Trustees may restrict the use of delayed delivery agreements if the risk of loss is determined to be material, or if it affects the stable net asset value of Money Market.

WHEN-ISSUED SECURITIES

         Each Fund may purchase securities on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but a Fund may sell these securities before the settlement date if it is deemed advisable. No additional when-issued commitments will be made if as a result more than 25% of a Fund's total assets would become committed to purchases of when-issued securities and delayed delivery agreements.

         If a Fund purchases a when-issued security, it will direct its custodian bank to collateralize the when-issued commitment by segregating liquid assets (cash and short-term U.S. Treasury obligations, in the case of Limited Maturity) in the same fashion as required for a delayed delivery agreement. Such segregated liquid assets will likewise be marked-to-market, and the amount segregated will be increased if necessary to maintain adequate coverage of the when-issued commitments.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for a Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued or delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent liquid assets are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of liquid assets.

INVESTMENTS IN FOREIGN SECURITIES

         High Yield and High Yield II may invest up to 25% of their total assets in securities of issuers located in foreign countries, including up to 10% of High Yield II's total assets which may be invested in securities of issuers located in emerging markets and developing countries such as Turkey, Poland and Mexico. A "developing country" is a country in the initial stages of its industrialization cycle. Income and Money Market may invest up to 40% and 50%, respectively, of their total assets in foreign securities, although Money Market may only invest in foreign securities denominated in U.S. dollars. To the extent it invests in securities denominated in foreign currencies, each Fund bears the risks of changes in the exchange rates between U.S.

currency and the foreign currency, as well as the availability and status of foreign securities markets. Each Fund (other than Intermediate Government, Money Market and Municipal Bond) may invest in securities of foreign issuers which are in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers, and such investments are treated as foreign securities for purposes of percentage limitations on investments in foreign securities. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors Regarding Foreign Securities" below.

RISK FACTORS REGARDING FOREIGN SECURITIES

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail some or all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of these risks.

         Currency Risk. The value of a Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         Emerging Markets and Developing Countries. High Yield II may invest in companies located within emerging markets or developing countries. Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Developing countries may





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

have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies. Such markets have also from time to time provided higher rates of return and greater risks to investors. AIM believes that these characteristics of emerging markets can be expected to continue in the future.

ILLIQUID SECURITIES

         Illiquid securities include securities that cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933. Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. The Trust's Board of Trustees has established procedures for determining the liquidity of Rule 144A securities held by the Funds and monitors AIM's liquidity determinations made pursuant to such procedures. High Yield, High Yield II, Income, Intermediate Government, Limited Maturity and Municipal Bond may each invest up to 15% of their net assets, and Money Market may invest up to 10% of its net assets, in illiquid securities including repurchase agreements with remaining maturities in excess of seven (7) days.

RULE 144A SECURITIES

         Each Fund, except Limited Maturity, may purchase securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restrictions of investing no more than 15% of its net assets (10% in the case of Money Market) in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that such Fund does not invest more than 15% of its net assets (10% in the case of Money Market) in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

REPURCHASE AGREEMENTS

         Each Fund may engage in repurchase agreements involving the types of securities in which it is permitted to invest. A repurchase agreement involves the purchase by a Fund of an investment contract from a financial institution, such as a domestic bank or primary dealers in U.S. Government securities or U.S. Treasury obligations. The agreement provides that the seller will repurchase the underlying securities at an agreed-upon time and price. The total amount received on repurchase will exceed the price paid by a Fund, reflecting the agreed-upon rate of interest for the period from the date of the repurchase agreement to the settlement date. This rate of return is not related to the interest rate on the underlying securities. The difference between the total amount received upon the repurchase of the securities and the price paid by a Fund upon their acquisition is accrued daily as interest. Investments in repurchase agreements may involve risks not associated with investments in the underlying securities. If the seller defaulted on its repurchase obligations, a Fund would incur a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. A Fund will limit repurchase agreements to transactions with sellers believed by AIM to present minimal credit risk. Securities subject to repurchase agreements will be held by a Fund's custodian or in the custodian's account with the Federal Reserve Treasury Book-Entry System. Although the securities subject to repurchase agreements might bear maturities in excess of one year, a Fund will not enter into a repurchase agreement with an agreed-upon repurchase date in excess of seven (7) calendar days from the date of acquisition by a Fund, unless the Fund has the right to require the selling institution to repurchase the underlying securities within seven (7) days of the date of acquisition.

         Rule 2a-7 provides that, for purposes of determining the percentage of the total assets of Money Market that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the Fund is fully collateralized. To be fully collateralized, the collateral must among other things consist entirely of cash items, U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined in Rule 2a-7), and the repurchase agreement must qualify under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller.

         Limited Maturity's investment policies permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

         Reverse repurchase agreements involve the sale of securities held by a Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction or (iii) to cover short-term cash requirements resulting from the timing of trade settlements (except for Limited Maturity). At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets (U.S. Treasury obligations in the case of Limited Maturity) having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

DOLLAR ROLL TRANSACTIONS

         In order to enhance portfolio returns and manage prepayment risks, Income and Intermediate Government may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

BORROWING

         Each of the Funds may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Funds' borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

INVESTMENT IN OTHER INVESTMENT COMPANIES

         Each of the Funds may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that, with respect to uninvested cash balances, investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

TEMPORARY DEFENSIVE INVESTMENTS

         In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash, money market instruments, bonds, or (with the exception of Limited Maturity) other debt securities. Each of the Funds may also invest up to 25% of their total assets in Affiliated Money Market Funds for these purposes. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see "Ratings of Securities" below.

U.S. TREASURY SECURITIES

         Each of the Funds may invest in U.S. Treasury obligations, which are direct obligations of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance, including U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds.

FOREIGN EXCHANGE TRANSACTIONS

         High Yield, High Yield II, and Income each has the ability to deal in foreign exchange between currencies of the different countries in which it will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of futures contracts with respect to foreign currency (and options thereon), and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         A Fund may purchase and sell options on futures contracts or forward contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency. A Fund's dealings in foreign exchange may involve specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of a Fund, or the payment of dividends and distributions by a Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as an ADR) denominated or quoted in a foreign currency. A Fund will not speculate in foreign exchange, nor commit a larger percentage of their total assets to foreign exchange hedges than they could invest in foreign securities.

         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently a Fund may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e., cash) basis at the spot rate prevailing in foreign exchange markets, and will result in currency conversion costs to a Fund. The Funds attempt to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another, or when U.S. dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent a Fund from transferring cash out of such countries, and the Fund may be affected either favorably or unfavorably by fluctuations in relative exchange rates while they hold foreign currencies.


                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

INTRODUCTION

         High Yield, High Yield II, Income and Intermediate Government may each use forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

         The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging




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

strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract, forward contract or option thereon at any particular time.

         (5) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

COVER

         Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

WRITING CALL OPTIONS

         High Yield, High Yield II, Income and Intermediate Government may each write (sell) covered call options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a call option, a Fund would have the obligation to deliver the underlying security, cash or currency (depending on the type of derivative) to the holder (buyer) at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of a Fund continues, it may be assigned an exercise notice, requiring it to deliver the underlying security, cash or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         When writing a call option a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security, contract or currency above the exercise price, and retains the risk of loss should the price of the security, contract or currency decline. Unlike one who owns securities, contracts or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, contracts or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

         Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

WRITING PUT OPTIONS

         High Yield, High Yield II, Income and Intermediate Government may each write (sell) covered put options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a put option, a Fund would have the obligation to buy the underlying security, contract or currency (depending on the type of derivative) at the exercise price at any time until (American style) or on (European style) the expiration date. This obligation terminates upon the expiration of the put option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay for the underlying security, contract or currency. The risk in such a transaction would be that the market price of the underlying security, contract or currency would decline below the exercise price less the premium received.

PURCHASING PUT OPTIONS

         High Yield, High Yield II, Income and Intermediate Government may each purchase covered put options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

         A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon exercise of said option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.

         A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

PURCHASING CALL OPTIONS

         High Yield, High Yield II, Income and Intermediate Government may each purchase covered call options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

         Call options may be purchased by a Fund for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, contract or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         High Yield, High Yield II, Income and Intermediate Government may each purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

OVER-THE-COUNTER OPTIONS

         Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         The staff of the SEC considers purchased OTC options (i.e., the market value of the option) to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

INDEX OPTIONS

         Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market section generally) rather than on price movements in individual securities or futures contracts. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

LIMITATIONS ON OPTIONS

         A Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

         High Yield, High Yield II, Income and Intermediate Government may each enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. A Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place. A stock index future provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Future is outstanding.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls.

         Closing out an open Future is effected by entering into an offsetting Future for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Future at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Future.

         A Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

         "Margin" with respect to Futures is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and maintain its open positions in Futures. A margin deposit made when the Futures

Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Future is set by the exchange on which the Future is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Future or an option on a Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

OPTIONS ON FUTURES CONTRACTS

         Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account.

FORWARD CONTRACTS

         A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         High Yield, High Yield II, Income and Intermediate Government may each engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

         To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount of which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.


                             INVESTMENT RESTRICTIONS

         Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

FUNDAMENTAL RESTRICTIONS

                  (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

                  (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

                  (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

                  (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

                  (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

                  (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds have this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

NON-FUNDAMENTAL RESTRICTIONS

         The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

                  (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for Money Market with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

                  (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

                  (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

                  (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

                  (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         For purposes of Limited Maturity's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.

         The Trust has obtained an opinion of Dechert Price & Rhoads, special counsel to the Trust, that shares of Limited Maturity are eligible for investment by a federal credit union. In order to ensure that shares of Limited Maturity meet the requirements for eligibility for investment by federal credit unions, that Fund has adopted the following additional policies:

                  (a) The Fund will enter into repurchase agreements only with:
         (i) banks insured by the Federal Deposit Insurance Corporation (FDIC);
         (ii) savings and loan associations insured by the FDIC; or (iii) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

                  (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

                  (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

                  (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of November 1, 2000, the trustees and officers of the Trust as a group owned less than 1% of all classes of outstanding shares of the Trust except for the trustees and officers of Municipal Bond which own 3.76% of the Class A Shares.

         To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Trust's equity securities as of November 1, 2000, and the percentage of the outstanding shares held by such holders are set forth below:

                                                      Percentage       Percentage Owned
      Name and Address                                 Owned of         of Record and
         of Owner                                       Record*          Beneficially
      ----------------                                ----------       ----------------
LIMITED MATURITY

CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith                    11.84%               -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

INSTITUTIONAL CLASS

Esor & Co.                                             56.42%               -0-
Attn:  Trust Operations
P. O. Box 19006
Green Bay, WI 54307-9006

Frost National Bank Tx                                 43.01%               -0-
Muir & Co.
c/o Frost
P. O. Box 2479
San Antonio, TX 78298-2479

HIGH YIELD

CLASS A SHARES

Charles Schwab & Co. Inc.                               5.42%               -0-
Reinvestment Account
101 Montgomery St
San Francisco, CA 94104-0000

Merrill Lynch Pierce Fenner & Smith                     5.20%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                    12.52%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                      Percentage       Percentage Owned
      Name and Address                                 Owned of         of Record and
         of Owner                                       Record*          Beneficially
      ----------------                                ----------       ----------------

CLASS C SHARES

Banc One Securities Corp FBO                           14.69%               -0-
The One Investment Solution
733 Greencrest Drive
Westerville, OH 43081-0000

Merrill Lynch Pierce Fenner & Smith                    14.34%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

HIGH YIELD II

CLASS A SHARES

Jonathan C. Schoolar SEP Prop                            -0-               9.98%
3722 Tartan Lane
Houston, TX 77025

Charles Schwab & Co. Inc.                               5.29%               -0-
Reinvestment Account
101 Montgomery St
San Francisco, CA 94104-0000

CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                     9.25%               -0-
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East 2nd Floor
Jacksonville, FL 32246

CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                     8.17%               -0-
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                      Percentage       Percentage Owned
      Name and Address                                 Owned of         of Record and
         of Owner                                       Record*          Beneficially
      ----------------                                ----------       ----------------
INCOME

CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                       7.47%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                      15.33%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

INTERMEDIATE GOVERNMENT

CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith                       5.18%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                      15.96%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                      Percentage       Percentage Owned
      Name and Address                                 Owned of         of Record and
         of Owner                                       Record*          Beneficially
      ----------------                                ----------       ----------------
CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                     16.10%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

Banc One Securities Corp FBO                             5.05%               -0-
The One Investment Solution
733 Greencrest Drive
Westerville, OH 43081-0000

MUNICIPAL BOND

CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                     10.62%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                     17.90%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

Reagan Family Partners                                    -0-               6.20%
Robert L Reagan Gen Partner
Dalene C Gragan Gen Partner
125 Crestline Drive
Kerrville, TX 78028

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                   MANAGEMENT

         The overall management of the business and affairs of the Funds and the Trust is vested in the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Funds, and persons or companies furnishing services to the Funds, including (i) the investment advisory and administrative services agreements with AIM; (ii) the agreements with AIM Distributors regarding distribution of each Fund's shares;
(iii) the agreement with The Bank of New York to act as the custodian for Limited Maturity and Municipal Bond: (iv) the agreement with State Street Bank and Trust Company to act as the custodian for High Yield, High Yield II, Income, Intermediate Government and Money Market; and (v) the agreement with AFS to act as transfer agent for each of the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the investment objectives, restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. All of the trustees of the Trust also serve as directors or trustees of some or all of the other AIM Funds. Certain of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


                                         POSITIONS HELD WITH     PRINCIPAL  OCCUPATION  DURING  AT LEAST THE
 NAME, ADDRESS AND AGE                        REGISTRANT         PAST 5 YEARS
----------------------                   -------------------     -------------------------------------------
*ROBERT H. GRAHAM (54)                   Trustee, Chairman and   Director, President and Chief Executive Officer,
                                               President         A I M Management Group Inc.; Director and President,
                                                                 A I M Advisors, Inc.; Director and Senior Vice
                                                                 President, A I M Capital Management, Inc., A I M
                                                                 Distributors, Inc., A I M Fund Services, Inc., and Fund
                                                                 Management Company; and Director and Vice Chairman,
                                                                 AMVESCAP PLC.

BRUCE L. CROCKETT (56)                          Trustee          Director, ACE Limited (insurance company). Formerly,
906 Frome Lane                                                   Director, President and Chief Executive Officer,
McLean, VA 22102                                                 COMSAT Corporation; and Chairman, Board of Governors
                                                                 of INTELSAT (international communications company).

OWEN DALY II (76)                               Trustee          Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                              company). CF & I Steel Corp., Monumental Life
Baltimore, MD 21210                                              Insurance Company and Monumental General Insurance
                                                                 Company; and Chairman of the Board of Equitable
                                                                 Bancorporation.

ALBERT R. DOWDEN (59)                           Trustee          Chairman of the Board of Directors, Cortland Trust, Inc.
1815 Central Park Drive                                          (investment company) and DHJ Media, Inc.; and Director, Magellan
P.O. Box 774000 - PMB #222                                       Insurance Company. Formerly, Director, President and Chief
Steamboat Springs, CO 80477                                      Executive Officer, Volvo Group North America, Inc.; Senior
                                                                 Vice President, AB Volvo; and Director, The Hertz Corporation,
                                                                 Genmar Corporation (boat manufacturer), National Media Corporation and Annuity and Life Re (Holdings), Ltd.

EDWARD K. DUNN, JR. (65)                        Trustee          Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza, 8th  Floor,                                     Mercantile Mortgage Corp.; Vice Chairman of the Board
Suite 805                                                        of Directors, President and Chief Operating Officer,
Baltimore, MD 21201                                              Mercantile-Safe Deposit & Trust Co.; and President,
                                                                 Mercantile Bankshares.

JACK M. FIELDS (48)                             Trustee          Chief Executive Officer, Twenty First Century Group, Inc.
434 New Jersey Avenue, S.E.                                      (a governmental affairs company). Formerly, Member of
Washington, DC 20003                                             the U.S. House of Representatives.

** CARL FRISCHLING (63)                         Trustee          Partner, Kramer Levin Naftalis & Frankel, LLP (law
   919 Third Avenue                                              firm).
   New York, NY  10022


* A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

** A trustee who is an "interest person" of the Trust as defined in the 1940 Act.

                                        POSITIONS HELD           PRINCIPAL OCCUPATION DURING AT
NAME, ADDRESS AND AGE                   WITH REGISTRANT          LEAST THE PAST 5 YEARS
---------------------                   ---------------          ------------------------------


PREMA MATHAI-DAVIS (50)                         Trustee          Formerly, Chief Executive Officer, YWCA of the USA.
370 East 76th Street
New York, NY 10021

LEWIS F. PENNOCK (58)                           Trustee          Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX  77057

LOUIS S. SKLAR (61)                             Trustee          Executive Vice  President,  Development and
The Williams Tower, 50th Floor                                   Operations, Hines Interests Limited Partnership
2800 Post Oak Blvd.                                              (real estate development).
Houston, TX  77056

GARY T. CRUM (53)                        Senior Vice President   Director and President, A I M Capital Management,
                                                                 Inc.; Director and Executive Vice President, A I M
                                                                 Management Group Inc.; Director and Senior Vice
                                                                 President, A I M Advisors, Inc.; and Director, A I M
                                                                 Distributors, Inc. and AMVESCAP PLC.

CAROL F. RELIHAN (46)                    Senior Vice President   Director, Senior Vice President, General Counsel and
                                             and Secretary       Secretary, A I M Advisors, Inc.; Senior Vice
                                                                 President, General Counsel and Secretary, A I M
                                                                 Management Group Inc.; Director, Vice President and
                                                                 General Counsel, Fund Management Company; General
                                                                 Counsel and Vice President, A I M Fund Services,
                                                                 Inc.; and Vice President, A I M Capital Management,
                                                                 Inc. and A I M Distributors, Inc.

DANA R. SUTTON (41)                        Vice President and    Vice President and Fund Controller, A I M Advisors,
                                               Treasurer         Inc.; and Assistant Vice President and Assistant
                                                                 Treasurer, Fund Management Company.

MELVILLE B. COX (57)                         Vice President      Vice President and Chief Compliance Officer, A I M
                                                                 Advisors, Inc., A I M Capital Management, Inc., A I M
                                                                 Distributors, Inc., A I M Fund Services, Inc. and
                                                                 Fund Management Company.

KAREN DUNN KELLEY (40)                       Vice President      Senior Vice President, A I M Capital Management, Inc
                                                                 and Vice President, A I M Advisors, Inc.


         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Crockett, Daly, Dowden, Dunn (Chairman), Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Fund's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Fund's independent accountants and management.

         The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dowden, Dunn, Fields, Pennock and Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as independent trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent trustees.

         The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as trustees, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected, and (ii) that the Nominating and Compensation Committee or the Board, as applicable, shall make the final determination of persons to be nominated.

REMUNERATION OF TRUSTEES

         Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any committee attended. Each trustee who is not also an officer of the Trust is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee or director of the other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust:

                                                      RETIREMENT
                                        AGGREGATE       BENEFITS       TOTAL
                                      COMPENSATION      ACCRUED     COMPENSATION
                                        FROM THE        BY ALL        FROM ALL
             TRUSTEE                    TRUST(1)      AIM FUNDS(2)  AIM FUNDS(3)
-----------------------------------   ------------   ------------   ------------

         Charles T. Bauer(4)          $          0   $          0   $          0
         Bruce L. Crockett                   5,461         37,485        103,500
         Owen Daly II                        5,461        122,898        103,500
         Edward K. Dunn, Jr                  5,461         55,565        103,500
         Jack M. Fields                      5,421         15,826        101,500
         Carl Frischling(5)                  5,461         97,791        103,500
         Robert H. Graham                        0              0              0
         John F. Kroeger(6)                      0         40,461              0
         Prema Mathai-Davis                  5,422         11,870        101,500
         Lewis F. Pennock                    5,461         45,766        103,500
         Ian W. Robinson(6)                      0         94,442         25,000
         Louis S. Sklar                      5,422         90,232        101,500

--------------

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 2000, including earnings thereon, was $39,147.

(2) During the fiscal year ended July 31, 2000, the total estimated amount of expenses allocated to the Trust in respect of such retirement benefits was $12,655. Data reflects compensation for the calendar year ended December 31, 1999.

(3) Each trustee serves as a director or trustee of a total of 12 registered investment companies advised by AIM as of December 31, 1999. Data reflects total compensation earned during the calendar year ended December 31, 1999.

(4) Mr. Bauer was a trustee and officer until September 30, 2000, when he retired.

(5) During the fiscal year ended July 31, 2000, the Trust paid $22,567 in legal fees to Mr. Frischling's law firm, Kramer Levin Naftalis & Frankel, LLP, for services rendered to the independent trustees of the Trust.

(6) Mr. Kroeger was a trustee until June 11, 1998. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees".

(7)      Mr. Robinson was a trustee until March 12, 1999, when he retired.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each trustee (who is not an employee of any of the AIM Funds, AIM Management, or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, a trustee becomes eligible to retire and receive full benefits under the Plan when he or she has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his or her date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the trustee) and based on the number of such trustee's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of all benefits under the Plan, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar and Dr. Mathai-Davis are 13, 13, 2, 3, 23, 20, 19, 11, 11 and 2 years, respectively.


                    ESTIMATED ANNUAL BENEFITS UPON RETIREMENT

    Number of Years of
       Service With
      Applicable AIM        Estimated Annual Benefits Upon
          Funds                       Retirement
-------------------------   ------------------------------
            10                        $  75,000
             9                        $  67,500
             8                        $  60,000
             7                        $  52,500
             6                        $  45,000
             5                        $  37,500

DEFERRED COMPENSATION AGREEMENTS

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (the "Deferring Trustees") have each executed a Deferred Compensation Agreement. Pursuant to the agreements, the Deferring Trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the agreement) beginning on the date the Deferring Trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such Deferring Trustee's death. The agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other AIM Fund from which they are deferring compensation.

INVESTMENT ADVISORY AND OTHER SERVICES

         The Trust, on behalf of the Funds, has entered into a Master Investment Advisory Agreement (the "Advisory Agreement") and a Master Administrative Services Agreement (the "Administrative Services Agreement") with AIM.

         AIM was organized in 1976, and together with its subsidiaries advises or manages over 120 investment portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of AIM Management, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YK, England. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the Unites States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Trustees and Officers". AIM Capital, a wholly owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.

         AIM and the Trust have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics; (b) file reports or duplicate confirmations regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees who are registered with the NASD from purchasing securities in an initial public offering. Personal trading reports are periodically reviewed by AIM, and the Board of Trustees reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of that Fund not assumed by AIM, including, without limitation: brokerage commissions; taxes, legal, accounting, auditing or governmental fees; the cost of preparing share certificates; custodian, transfer and shareholder service agent costs; expenses of issue, sale, redemption and repurchase of shares; expenses of registering and qualifying shares for sale; expenses relating to trustees and shareholder meetings; the cost of preparing and distributing reports and notices to shareholders; the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations; the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders; and all other charges and costs of the Fund's operations unless otherwise explicitly provided.

         The Advisory Agreement will continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of each Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party (the "Non-Interested Trustees") by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement with respect to a Fund on sixty (60) days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment.

         Under the terms of the Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         AIM and the Trust have also entered into a Master Administrative Services Agreement (the "Administrative Services Agreement"), pursuant to which AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         In addition, pursuant to the terms of a Transfer Agency and Service Agreement, AFS, a wholly owned subsidiary of AIM and registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement and shareholder services to the Funds. AFS' principal address is P.O. Box 4739, Houston, Texas 77210-4739.

         In addition, if a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fees, and has agreed to seek Board approval prior to its receipt of all or a portion of such fees.

         Under the Advisory Agreement, AIM is entitled to receive from Limited Maturity a fee calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

                       NET ASSETS                      ANNUAL RATE
                       ----------                      -----------
                  First $500 million                    0.20%
                  Amount over $500 million              0.175%

         Under the Advisory Agreement, AIM is entitled to receive from High Yield a fee calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

                      NET ASSETS                        ANNUAL RATE
                      ----------                        -----------

                 First $200 million                        0.625%
                 Next $300 million                         0.550%
                 Next $500 million                         0.500%
                 Amount over $1 billion                    0.450%

         Under the Advisory Agreement, AIM is entitled to receive from High Yield II a fee calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

                      NET ASSETS                          ANNUAL RATE
                      ----------                          -----------


                  First $500 million                        0.625%
                  Next $500 million                         0.55%
                  Amount over $1 billion                    0.50%

         Under the Advisory Agreement, AIM is entitled to receive from each of Income, Intermediate Government and Municipal Bond a fee calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

                      NET ASSETS                          ANNUAL RATE
                      ----------                          -----------

                  First $200 million                        0.50%
                  Next $300 million                         0.40%
                  Next $500 million                         0.35%
                  Amount over $1 billion                    0.30%

         Under the Advisory Agreement, AIM is entitled to receive from Money Market a fee calculated at the following annual rates based on the average daily net assets of the Fund during the year:

                      NET ASSETS                          ANNUAL RATE
                      ----------                          -----------

                  First $1 billion                          0.55%
                  Over $1 billion                           0.50%

         Each Fund paid to AIM the following management fees net of any expense limitations and fee waivers for the years ended July 31, 2000, 1999 and 1998, relating to Limited Maturity, for the year ended July 31, 2000 and for the period September 30, 1998 through July 31, 1999, relating to High Yield II; and for the period ended July 31, 2000 and for the years ended December 31, 1999, 1998 and 1997, relating to High Yield, Income, Intermediate Government, Money Market and Municipal Bond:

                                           2000           1999            1998            1997
                                      -------------   -------------   -------------   -------------
      Limited Maturity .............  $     705,741   $     850,738   $     855,900              --
      High Yield ...................  $   7,537,550   $  16,396,698   $  17,600,312   $  13,632,090
      High Yield II*................  $     366,416   $     146,069             N/A             N/A
      Income .......................  $   1,512,830   $   2,785,338   $   2,375,487   $   1,801,746
      Intermediate Government ......  $   1,153,654   $   2,310,621   $   1,611,515   $   1,174,166
      Money Market .................  $   4,041,617   $   7,448,373   $   5,891,106   $   4,586,148
      Municipal Bond ...............  $     953,308   $   1,830,490   $   1,738,038   $   1,532,157

         *        September 30, 1998 (commencement of operations)

         For the year ended July 31, 2000, AIM waived $251,914 of the advisory fees due from High Yield II.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Funds.

         The Administrative Services Agreement for the Funds provides that AIM may provide or arrange for the performance of certain accounting, shareholder servicing and other administrative services to the Funds. For such services, AIM would be entitled to receive from each Fund reimbursement of AIM's costs or such reasonable compensation as may be approved by AIM and the Board of Trustees. The Administrative Services Agreement provides that such agreement will continue in effect from year to year if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of a Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the Non-Interested Trustees, by votes cast in person at a meeting called for such purpose.

         For the years ended July 31, 2000, 1999 and 1998, for Limited Maturity; for the year ended July 31, 2000 and for the period September 30, 1998 through July 31, 1999 for High Yield II; and for the period ended July 31, 2000 and for the years ended December 31, 1999, 1998 and 1997 for High Yield, Income, Intermediate Government, Money Market and Municipal Bond, AIM was paid in the following amounts:

                                     2000                        1999                       1998                       1997
                                     ----                        ----                       ----                       ----
                                     PERCENTAGE OF               PERCENTAGE OF              PERCENTAGE OF              PERCENTAGE OF
                            AMOUNT     AVERAGE         AMOUNT       AVERAGE       AMOUNT      AVERAGE        AMOUNT      AVERAGE NET
                             PAID     NET ASSETS        PAID       NET ASSETS      PAID      NET ASSETS       PAID        NET ASSETS
                            ------   -------------     ------    -------------    ------    -------------    ------    -------------

Limited Maturity.........  $   80,566        .023%    $   70,069         .02%     $  59,396         .02%   $    66,785         .02%
High Yield ..............  $  107,029        .004%    $  177,468        .005%     $ 135,537        .004%   $   111,767        .004%
High Yield II............  $   45,890        .046%    $   64,643         .22%           N/A         N/A            N/A         N/A
Income...................  $   72,169        .012%    $  111,839         .02%     $  87,349         .02%   $    81,464         .02%
Intermediate Government..  $   63,465        .014%    $   97,900         .02%     $  80,271         .02%   $    70,736         .03%
Money Market.............  $   83,475        .006%    $  118,024         .01%     $  71,394        .007%   $    68,947         .01%
Municipal Bond...........  $   53,056        .015%    $   91,647         .02%     $  73,917         .02%   $    70,780         .02%

         The Transfer Agency and Service Agreement, provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by a Fund, maintain shareholder accounts and provide shareholders with information regarding the Funds and other accounts.

DISTRIBUTION PLANS

         THE CLASS A AND C PLAN. The Trust has adopted a Master Distribution Plan, as amended, pursuant to Rule 12b-1 under the 1940 Act relating to the Class A (other than Money Market) and Class C (other than Limited Maturity) shares of the Funds and the AIM Cash Reserve Shares of Money Market (the "Class A and C Plan"). Such plan provides that the Class A shares and AIM Cash Reserve Shares pay 0.25% (0.15% for Limited Maturity) per annum of their average daily net assets as compensation to AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, for the purpose of financing any activity which is primarily intended to result in the sale of the Class A shares or AIM Cash Reserve Shares. Under the Class A and C Plan, Class C shares of the Funds (other than Limited Maturity) pay compensation to A I M Distributors, Inc., a registered broker-dealer and a wholly owned subsidiary of AIM, at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

         The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares (or AIM Cash Reserve Shares) of each Fund and who provide continuing personal shareholder services to their customers who own such shares of a Fund.

         Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions including AIM Distributors, acting as principal, for providing continuing personal shareholder services to their customers who purchase and own shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions including AIM Distributors, acting as principal, in excess of such amount would be characterized as an asset-based sales charge pursuant to the Class A and C Plan.

         THE CLASS B PLAN. The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (other than Limited Maturity) (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to its customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.

         BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Trust; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

         The Trust may also enter into Variable Group Annuity Contractholder Service Agreements ("Variable Contract Agreements") on behalf of the Funds (other than Money Market) authorizing payments to selected insurance companies offering variable annuity contracts to employers as funding vehicles for retirement plans qualified under Section 401(a) of the Code. Services provided pursuant to such Variable Contract Agreements may include some or all of the following: answering inquiries regarding a Fund and the Trust; performing sub-accounting; establishing and maintaining contractholder accounts and records; processing and bunching purchase and redemption transactions; providing periodic statements of contract account balances; forwarding such reports and notices to contractholders relative to a Fund as deemed necessary; generally, facilitating communications with contractholders concerning investments in a Fund on behalf of plan participants; and performing such other administrative services as deemed to be necessary or desirable, to the extent permitted by applicable statute, rule or regulation to provide such services.

       Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

       In addition, Shareholder Service Agreements may be permitted under the Plans for bank trust departments and brokers for bank trust departments which provide shareholder services to their customers.

       AIM Distributors, acting as principal, may also enter into Shareholder Service Agreements with the Funds, substantially identical to those agreements entered into with investment dealers or other financial institutions, authorizing payments to AIM Distributors for providing continuing personal shareholder services to those customers for which AIM Distributors serves as dealer of record.

         Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rates of 0.15% of the average daily net asset value of Limited Maturity's Class A shares, and 0.25% of the average daily net asset value of the other Fund's shares, purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. and NASD Regulation, Inc. (the "NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Funds.

         Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         For the fiscal year ended July 31, 2000, Limited Maturity, High Yield II and for the period ended July 31, 2000, High Yield, Income, Intermediate Government, Money Market and Municipal Bond and the various classes of the Funds paid to AIM Distributors the following amounts pursuant to the Plans:

                                                     Class A                 Class B               Class C
                                                     -------                 -------               -------

         High Yield                                 $1,735,976              $7,941,484             $700,789
         High Yield II                                 116,793                 451,249               70,906
         Income                                        529,667               1,299,325              156,134
         Intermediate Government                       318,066               1,118,113              202,776
         Limited Maturity                              517,076                   N/A                   N/A
         Money Market                                1,332,550*              1,905,178              265,889
         Municipal Bond                                412,647                 392,471               49,226

         *   AIM Cash Reserve Shares

         For the year ended December 31, 1999, High Yield, Income, Intermediate Government, Money Market and Municipal Bond and the various classes of the Funds paid to AIM Distributors the following amounts pursuant to the Plans:

                                                     Class A                 Class B               Class C
                                                     -------                 -------               -------

         High Yield                                 $3,885,854             $17,586,035           $1,307,654
         Income                                      1,006,620               2,401,345              244,571
         Intermediate Government                       622,422               2,414,889              411,484
         Money Market                                2,443,795*              3,680,653              440,903
         Municipal Bond                                805,244                 753,522              101,726

         *   AIM Cash Reserve Shares

         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds (AIM Cash Reserve Shares of Money Market) under the Class A and C Plan during the year ended July 31, 2000, with respect to Limited Maturity and High Yield II and period ended July 31, 2000, with respect to High Yield, Income, Intermediate Government, Money Market and Municipal Bond was as follows:

                                            LIMITED       HIGH          HIGH                  INTERMEDIATE    MONEY      MUNICIPAL
                                            MATURITY      YIELD       YIELD II     INCOME      GOVERNMENT     MARKET        BOND
                                           ----------   ----------   ----------   ----------  ------------  ----------   ----------
CLASS A
Advertising..............................  $   12,180   $   21,843   $    7,128   $    8,996   $    4,798   $  166,463   $   10,769
Printing and Mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders)........................  $    1,155   $    2,061   $      674   $      867   $      449   $   15,970   $    1,048
Seminars.................................  $    2,954   $    5,131   $    2,497   $    2,183   $    1,118   $   40,757   $    2,646
Compensation to Dealers including
    Finders Fees.........................  $  500,787   $1,706,941   $  106,494   $  517,621   $  311,701   $1,109,360   $  398,185

Annual Report Total......................  $  517,076   $1,735,976   $  116,793   $  529,667   $  318,066   $1,332,550   $  412,648

         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds (AIM Cash Reserve Shares of Money Market) under the Class A and C Plan during the year ended December 31, 1999 was as follows:

                                             HIGH                    INTERMEDIATE  MONEY       MUNICIPAL
                                             YIELD        INCOME      GOVERNMENT   MARKET        BOND
                                           ----------   ----------   ------------ ----------   ----------
CLASS A
Advertising..............................  $   63,938   $   16,079   $    9,141   $  174,714   $   20,146
Printing and Mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders)........................       5,923        1,532          868       16,315        1,949
Seminars.................................      14,814        4,207        2,380       41,631        5,524
Compensation to Dealers including
    Finders Fees.........................   3,801,179      984,801      610,033    2,211,135      777,625

Annual Report Total......................  $3,885,854   $1,006,659   $  622,422   $2,443,795   $  805,244

         An estimate by category of the allocation of actual fees paid by the Funds under the Class B Plan for the year ended July 31, 2000, with respect to High Yield II; and period ended July 31, 2000, with respect to High Yield, Income, Intermediate Government, Money Market and Municipal Bond was as follows:

                                              HIGH        HIGH                  INTERMEDIATE     MONEY      MUNICIPAL
                                             YIELD      YIELD II       INCOME    GOVERNMENT      MARKET       BOND
                                           ----------   ----------   ---------- ------------   ----------   ----------
CLASS B
Advertising..............................  $  115,315   $   27,406   $   40,799   $   33,137   $   55,730   $    8,852
Printing and Mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders)........................  $   11,028   $    2,615   $    3,930   $    3,062   $    5,166   $      825
Seminars.................................  $   28,730   $    6,779   $    9,585   $    7,851   $   12,949   $    2,037
Compensation to Underwriters to
    partially offset other marketing
    expenses.............................  $5,956,113   $  338,437   $  974,494   $  838,585   $1,428,884   $  294,353
Compensation to Dealers including
    Finders Fees.........................  $1,830,298   $   76,012   $  270,517   $  235,479   $  402,449   $   86,404

Annual Report Total......................  $7,941,484   $  451,249   $1,299,325   $1,118,114   $1,905,178   $  392,471

        An estimate by category of the allocation of actual fees paid by the Funds under the Class B Plan for the year ended December 31, 1999, was as follows:

                                              HIGH                    INTERMEDIATE      MONEY       MUNICIPAL
                                              YIELD        INCOME       GOVERNMENT      MARKET         BOND
                                           -----------   -----------   -----------   -----------   -----------
CLASS B
Advertising..............................  $   515,604   $   113,165   $   109,571   $   117,635   $    24,928
Printing and Mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders)........................       48,632        10,994        10,552        10,813         2,466
Seminars.................................      128,178        30,039        28,829        26,840         6,849
Compensation to Underwriters to
    partially offset other marketing
    expenses.............................   13,189,527     1,801,009     1,811,167     2,760,490       565,142
Compensation to Dealers including
    Finders Fees.........................    3,704,095       446,139       454,770       764,875       154,137

Annual Report Total......................  $17,586,036   $ 2,401,346   $ 2,414,889   $ 3,680,653   $   753,522

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds under the Class A and C Plan for the year ended July 31, 2000, with respect to High Yield II; and period ended July 31, 2000, with respect to High Yield, Income, Intermediate Government, Money Market and Municipal Bond was as follows:

                                             HIGH       HIGH              INTERMEDIATE  MONEY    MUNICIPAL
                                             YIELD    YIELD II    INCOME   GOVERNMENT   MARKET      BOND
                                           --------   --------   -------- ------------ --------  ---------
CLASS C
Advertising...........................     $ 25,206   $  6,881   $  9,398   $  7,668   $ 18,396   $  2,173
Printing and Mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders).....................     $  2,363   $    681   $    930   $    703   $  1,698   $    -0-
Seminars..............................     $  5,908   $  2,269   $  2,582   $  2,232   $  4,921   $    -0-
Compensation to Underwriters to
    partially offset other marketing
    expenses..........................     $161,473   $ 44,237   $ 58,094   $ 48,552    119,334   $ 16,297
Compensation to Dealers including
    Finders Fees......................     $505,840   $ 16,838   $ 85,130   $143,621   $121,539   $ 30,756

Annual Report Total...................     $700,789   $ 70,906   $156,134   $202,776   $265,888   $ 49,226

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds under the Class A and C Plan for the year ended December 31, 1999, was as follows:

                                             HIGH                    INTERMEDIATE    MONEY     MUNICIPAL
                                             YIELD        INCOME      GOVERNMENT    MARKET        BOND
                                           ----------   ----------   ------------ ----------   ----------

CLASS C
Advertising...........................     $        0   $      229   $        0   $        0   $       41
Printing and Mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders).....................              0           23            0            0            2
Seminars..............................              0           69            0            0            8
Compensation to Underwriters to
    partially offset other marketing
    expenses..........................        716,978      163,909      182,613      273,359       61,493
Compensation to Dealers including
    Finders Fees......................        590,676       80,341      228,871      167,544       40,182

Annual Report Total...................     $1,307,654   $  244,571   $  411,484   $  440,903   $  101,726

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Independent Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each affected class of the Funds and its respective shareholders.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

         Unless terminated earlier in accordance with their terms, the Plans continue as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Independent Trustees.

         The Plans may be terminated by the vote of a majority of the Independent Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the Trustees, including a majority of the Independent Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees. In the event the Class A and C Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid by holders of Class A shares under the Class A and C Plan, the Class B shares will no longer convert into Class A shares of the Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will
(i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

         The principal differences between the Class A and C Plan and the B Plan are: the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.15% of the average daily net assets for Limited Maturity and up to 0.25% of the average daily net assets for High Yield, High Yield II, Income, Intermediate Government, Money Market and Municipal Bond of their respective Class A shares or AIM Cash Reserve Shares, as compared to 1.00% of such assets of each Fund's Class B and Class C shares; (ii) the Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors, unless there has been a complete termination of the Class B Plan (as defined in such Plan); and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                           THE DISTRIBUTION AGREEMENTS

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, pursuant to which AIM Distributors acts as the distributor of Class A, Class B and Class C shares of the Funds and AIM Cash Reserve Shares of Money Market. The address of AIM Distributors is P. O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the trust are affiliated with AIM Distributors.

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares at the time of such sales.

         Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it requires a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will pay quarterly to dealers and institutions 1.00% of the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Trust (on behalf of any class of the Funds) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of a Fund and its Class B shareholders to pay contingent deferred sales charges.

         From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreements relating to Class B shares in order to finance distribution expenditures in respect to Class B shares.

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the fiscal years ended July 31, 2000, 1999 and 1998, with respect to Limited Maturity; for the year ended July 31, 2000 and for the period September 30,

1998 (date operations commenced) through July 31, 1999, with respect to High Yield II; and for the period ended July 31, 2000 and for the years ended December 31, 1999, 1998 and 1997, with respect to High Yield, Income, Intermediate Government, Money Market and Municipal Bond:

                                    2000                     1999                       1998                      1997
                                    ----                     ----                       ----                      ----
                            SALES        AMOUNT       SALES       AMOUNT        SALES        AMOUNT       SALES        AMOUNT
                           CHARGES      RETAINED     CHARGES     RETAINED      CHARGES      RETAINED     CHARGES      RETAINED
                         -----------  -----------  -----------  -----------   -----------  -----------  -----------  -----------

Limited Maturity......... $  219,047  $    57,087  $   292,457  $    75,023   $   219,035  $    56,989  $   340,764  $   105,675
High Yield...............  1,492,443      265,022    4,583,060      800,330    10,554,990    1,822,464   12,115,351    2,043,967
High Yield II ...........    989,320      177,396      339,816       61,541           N/A          N/A          N/A          N/A
Income ..................    777,478      133,679    1,984,670      358,051     1,727,399      340,185    1,158,790      203,261
Intermediate Government..    582,038      103,411    1,622,505      297,352     1,129,232      196,016      648,578      116,124
Money Market ............         --           --          N/A          N/A     1,738,598      347,757    2,470,808      443,904
Municipal Bond ..........    167,101       33,406      524,426       97,187       556,829      100,100      480,346       87,434

         The following chart reflects the contingent deferred sales charges paid by Class A shareholders of Limited Maturity for the years ended July 31, 2000, 1999 and 1998; Class A shareholders of High Yield II for the year ended July 31, 2000 and for the period September 30, 1998 through July 31, 1999; Class B and Class C shareholders of High Yield II for the year ended July 31, 2000 and for the period November 20, 1998 through July 31, 1999; Class A, B and AIM Cash Reserve Shares shareholders of High Yield, Income, Intermediate Government, Money Market and Municipal Bond for the period ended July 31, 2000 and for the years ended December 31, 1999, 1998 and 1997; and Class C shareholders of High Yield, Income, Intermediate Government, Money Market and Municipal Bond for the period ended July 31, 2000 and for the years ended December 31, 1999, 1998 and 1997:

                                    2000         1999         1998         1997
                                 ----------   ----------   ----------   ----------

Limited Maturity .............          N/A   $       15          N/A          N/A
High Yield ...................   $  136,582      423,986   $  660,651   $  581,549
High Yield II ................       15,557          111          N/A          N/A
Income .......................       23,462       48,455       99,010       45,242
Intermediate Government ......       44,911      171,470      108,148      131,697
Money Market .................      740,774    1,254,200      905,887      344,545
Municipal Bond ...............       31,486      123,118       48,077       44,830

                      SALES CHARGES AND DEALER CONCESSIONS

         CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM Emerging Growth Fund, AIM European Development Fund, AIM European Small Company Fund, AIM Euroland Growth Fund, AIM Global Utilities Fund, AIM International Emerging Growth Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Large Cap Opportunities Fund, AIM Mid Cap Equity Fund, AIM Mid Cap Growth Fund, AIM Mid Cap Opportunities Fund, AIM New Technology Fund, AIM Select Growth Fund, AIM Small Cap Equity Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund, AIM Value II Fund and AIM Weingarten Fund.

                                                                                                    Dealer
                                                                                                  Concession
                                                                Investor's Sales Charge           ----------
                                                            -----------------------------            As a
                                                                As a              As a            Percentage
                                                             Percentage        Percentage           of the
                                                            of the Public      of the Net           Public
                     Amount of Investment in                  Offering          Amount             Offering
                     Single Transaction(1)                       Price         Invested              Price
                     ------------------------               -------------      ----------         ----------

                          Less than $    25,000                  5.50%             5.82%               4.75%
             $ 25,000 but less than $    50,000                  5.25              5.54                4.50
             $ 50,000 but less than $   100,000                  4.75              4.99                4.00
             $100,000 but less than $   250,000                  3.75              3.90                3.00
             $250,000 but less than $   500,000                  3.00              3.09                2.50
             $500,000 but less than $ 1,000,000                  2.00              2.04                1.60

----------

(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.

         CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications and Technology Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Growth Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.

                                                                                                    Dealer
                                                                                                  Concession
                                                                Investor's Sales Charge           ----------
                                                            -----------------------------            As a
                                                                As a              As a            Percentage
                                                             Percentage        Percentage           of the
                                                            of the Public      of the Net           Public
                     Amount of Investment in                  Offering          Amount             Offering
                     Single Transaction                          Price         Invested              Price
                     ------------------------               -------------      ----------         ----------


                          Less than $    50,000                  4.75%             4.99%               4.00%
             $ 50,000 but less than $   100,000                  4.00              4.17                3.25
             $100,000 but less than $   250,000                  3.75              3.90                3.00
             $250,000 but less than $   500,000                  2.50              2.56                2.00
             $500,000 but less than $ 1,000,000                  2.00              2.04                1.60

         CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                                    Dealer
                                                                                                  Concession
                                                                Investor's Sales Charge           ----------
                                                            -----------------------------            As a
                                                                As a              As a            Percentage
                                                             Percentage        Percentage           of the
                                                            of the Public      of the Net           Public
                     Amount of Investment in                  Offering          Amount             Offering
                     Single Transaction                          Price         Invested              Price
                     ------------------------               -------------      ----------         ----------


                          Less than   $      100,000             1.00%             1.01%             0.75%
             $100,000 but less than   $      250,000             0.75              0.76              0.50
             $250,000 but less than   $    1,000,000             0.50              0.50              0.40

        There is no sales charge on purchases of $1,000,000 or more of Category I, II or III Funds; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

        ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

        In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

        AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         Exchanges of AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares are considered sales of such Class B shares or Class C shares for purposes of the sales charges and dealer concessions discussed above.

        AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.


                       REDUCTIONS IN INITIAL SALES CHARGES

        Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

        The term "purchaser" means:

         o an individual and his or her spouse and children, including any Trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

         o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

                  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

                  b. each transmittal must be accompanied by a single check or wire transfer; and

                  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

         o a trustee or fiduciary purchasing for a single Trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit Trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, although more than one beneficiary or participant is involved;

         o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE
                  IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

         o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

         1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

         Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

         To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a Fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a Fund; (b) exchanges of shares of certain Funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a Fund.

         The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o        AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark-- and any foundation, Trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

         o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

         o        Purchases through approved fee-based programs;

         o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds.

         o Unitholders of G/SET series unit investment Trusts investing proceeds from such Trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the Trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a Fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global Funds as of April 30, 1987 who since that date continually have owned shares of one or more of these Funds;

         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global Funds since that time;

         o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

         o Qualified State Tuition Programs created and maintained in accordance with Section 529 of the U.S. Internal Revenue Code of 1986, as amended; and

         o Participants in select brokerage programs for defined contribution plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

                   CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

         Former GT Global Funds Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to Fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         Former GT Global Funds Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in a Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global Funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to Fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following:

         o Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per Fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

         o        Investment account(s) of AIM; and

         o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

         Upon the redemption of shares of Funds in sales charge Categories I and II (see "Sales Charges and Dealer Concessions") purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

         o        Shares held more than 18 months;

         o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o        Private foundations or endowment Funds;

         o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

         o Shares acquired by exchange from Class A shares of Funds in sales charges Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.

                        HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner in which shares of the Funds may be purchased appears in the Prospectuses under the caption "Purchasing Shares."

         The sales charge normally deducted on purchases of the Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., due to the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are described in "REDUCTIONS IN INITIAL SALES CHARGES - Purchases At Net Asset Value." You may also be charged a transaction or other fee by the financial institution managing your account.

         Complete information concerning the method of exchanging shares of the Funds for shares of the other mutual funds managed or advised by AIM is set forth in the Prospectuses under the caption "Exchanging Shares."

         Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the caption "Redeeming Shares." Shares of AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligations to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 949-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after such order is received. Such arrangement is subject to timely receipt by AFS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange (the "NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency, as determined by the SEC, exists making disposition of portfolio securities or the valuation of the net assets of the Funds not reasonably practicable.

         The Trust agrees to redeem shares of the Funds, or any other future portfolios of the Trust, solely in cash up to the lesser of $250,000 or 1% of the Funds' net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Funds in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

VARIABLE ANNUITY CONTRACTS

         Currently, shares of High Yield may be purchased at net asset value by the Life Insurance Company of North America ("LINA") under an arrangement whereby the shares will serve as an underlying investment medium for certain variable annuity contracts previously issued by LINA.

         The basic objective of the variable annuity contracts is to provide individuals with retirement benefits through net purchase payment accumulations and annuity payments which are based upon the performance of High Yield or other available Funds. The contracts allow their owners and participants to defer federal income tax ("FIT") payments on contract investment accumulations until annuity payments begin. The annuity payment options generally provide for lifetime annuity payments based upon the life of the named annuitant (and joint annuitant, if applicable). Such payments may be made for a guaranteed minimum number of years. Certain charges are made in connection with the sale of the contracts.

         The LINA contracts are no longer being issued except that existing owners, participants and, in some cases, new participants under existing group contracts under certain tax-qualified plans, may continue to make contributions under the contract. Persons who wish to receive additional information concerning investment in High Yield through LINA's variable annuity contracts are urged to read the LINA prospectus which describes them. LINA variable annuity information and a prospectus may be obtained by writing to INA Security Corporation, 601 Walnut Street, Ninth Floor, Philadelphia, Pennsylvania 19102, or by calling (215) 351-3121.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         (1)      the investor fails to furnish a correct TIN to the Fund, or

         (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

         (3) the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         (5) the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

          Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1) (2) or (5) above applies.

          Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

     o    a corporation

     o an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

     o    the United States or any of its agencies or instrumentalities

     o a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

     o a foreign government or any of its political subdivisions, agencies or instrumentalities

     o an international organization or any of its agencies or instrumentalities

     o    a foreign central bank of issue

     o a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

     o a futures commission merchant registered with the Commodity Futures Trading Commission

     o    a real estate investment trust

     o    an entity registered at all times during the tax year under the 1940
          Act

     o    a common trust fund operated by a bank under Section 584(a)

     o    a financial institution

     o a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

     o    a trust exempt from tax under Section 664 or described in Section 4947

          Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

          IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

          NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                          NET ASSET VALUE DETERMINATION

FOR MONEY MARKET

          The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

          The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Performance Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

          The valuation of portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. These rules require, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Trustees to be "Eligible Securities" (as defined in Rule 2a-7 under the 1940 Act) and to present minimal credit risk to the Fund.

          The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00, as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Trustees at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board of Trustees determines that such a deviation exists for the Fund, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

          The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

FOR ALL OTHER FUNDS

         The net asset value of a share of each Fund is normally determined once daily as of the close of the customary trading session of the NYSE (which is generally 4:00 p.m. Eastern Time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a share of a Fund is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE will generally be used. The net asset value per share is determined by subtracting the liabilities (e.g., accrued expenses and dividends payable) of a Fund allocated to the class from the value of securities, cash and assets (including interest accrued but not collected) of the Fund allocated to the class; and dividing the result by the total number of shares outstanding of such class. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day, prior to the determination of net asset value. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price back up quotes furnished by independent pricing services of market makers on the basis of prices provided by independent pricing services. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value.

         Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the customary trading session of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Funds, the net asset value per share of a Fund may be significantly affected on days when an investor can not exchange or redeem shares of the Fund.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         The dividends accrued and paid for each class of each Fund's shares will consist of: (a) interest accrued and discounts earned (including both original issue and market discount) for the Fund, allocated based upon each class' pro rata share of the net assets of the Fund, less (b) Trust expenses accrued for the applicable dividend period attributable to the Fund, such as custodian fees, trustee's fees, and accounting and legal expenses, allocated based upon each class' pro rata share of the net assets of the Fund, less (c) expenses directly attributable to each class which accrued for the applicable dividend period, such as shareholder servicing plan expenses, if any, or transfer agent fees unique to each class.

         Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of each Fund. Accordingly, dividends begin accruing on the first business day of each Fund following the day on which a purchase order for shares of each Fund is effective, and accrue through the day on which a redemption order is effective. Thus, if a purchase order is effective on a Friday, dividends will begin accruing on the following Monday (unless such day is not a business day of the Fund).

         Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of a Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and realized capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, each Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to the Fund's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time a Fund held the debt obligation. In addition, if a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

         Limited Maturity may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         In addition to satisfying the Distribution Requirement and the Income Requirement, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at




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

the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

         Each Fund anticipates distributing substantially all of its investment company taxable income and net short-term capital gain for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they are not expected to qualify for the 70% dividends received deduction for corporations.

         Each Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (taxable at a maximum rate of 20% for non-corporate shareholders), regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the

Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by a Fund that do not constitute ordinary income dividends, tax-exempt dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of a Fund (or any other Fund in The AIM Family of Funds--Registered Trademark--). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made in certain cases) during the year in accordance with the guidance that has been provided by the Internal Revenue Service.

         Each Fund is required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

MUNICIPAL BOND

         With respect to interest income that is exempt from federal income tax ("FIT"), the Fund intends to comply with Section 852(b)(5) of the Code, which enables distributions of tax-exempt income to retain their character when distributed to shareholders as an exempt interest dividend. Each year, the Fund provides shareholders a statement indicating the amount of distribution that is exempt from FIT. Some or all of the non-exempt interest that the Fund receives from municipal securities might become taxable by law or determined by the Internal Revenue Service to be taxable. This statement also provides a breakdown showing the percentage of such income that came from each state. In addition, the Fund reports for FIT purposes any net realized capital gains and any ordinary income from the Fund's short-term holdings. Further, the Fund also reports certain interest from "Qualified Private Activity Bonds" which shareholders may be required to include in the alternative minimum tax calculation.

         The Tax Reform Act of 1986 (the "1986 Act") divided municipal debt obligations into three categories, only one of which ("Public Purpose Bonds") bears interest which is exempt from both the regular income tax and the alternative minimum tax as it applies to individuals. For corporations, some or all of the income from Public Purpose Bonds would be includable in the corporate alternative minimum tax base. Of the other two categories ("Qualified Private Activity Bonds" and "Private Activity Bonds"), for both individuals and corporations, Qualified Private Activity Bonds bear interest which is excluded from income for purposes of the regular income tax but must generally be included in the alternative minimum tax base, and Private Activity Bonds are taxable under both the regular and alternative minimum taxes. Certain small corporations are wholly exempt from the alternative minimum tax.



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

         The 1986 Act also applied limitations on the issuance of bonds whose proceeds are used by organizations exempt from tax under Code Section 501(c)(3), as well as general limitations on the amount of Qualified Private Activity Bonds governmental units may issue.

         The 1986 Act limitations on tax-exempt bonds apply generally to bonds issued after August 16, 1986. The private activity bond rules are generally applicable to bonds issued on or after September 1, 1986, with the alternative minimum tax rules applicable generally to bonds issued on or after August 7, 1986. Municipal Bond intends to limit its investments in Qualified Private Activity Bonds and taxable securities to no more than 20% of its total assets in any given year, consistent with its stated investment objective.

         Original issue discount on tax-exempt bonds is accrued as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and is included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.

         Interest on indebtedness incurred by shareholders (including financial institutions) will not be deductible for FIT purposes to the extent that the money was used to purchase or carry tax-exempt securities. The purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Fund shares. Further, persons who are "substantial users" (or persons related thereto) of facilities financed by private activity bonds should consult their own tax advisor before purchasing Fund shares.

         The exemption of interest income for FIT purposes does not necessarily result in exemption under state and local laws. Shareholders should consult their tax advisors as to the treatment of such income under state and local laws.

SALE OR REDEMPTION OF FUND SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Except to the extent otherwise provided in future treasury regulations, any long-term capital gain recognized by a noncorporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate that in some cases may be 19.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

         If a shareholder (i) incurs a sales load in acquiring shares of a Fund,
(ii) disposes of such shares less than 91 days after they are acquired and (iii) subsequently acquires shares of the same or another Fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit loss recognized.

REINSTATEMENT PRIVILEGE

         For federal income tax purposes, exercise of your reinstatement privilege may increase the amount of gain or reduce the amount of loss recognized in the original redemption transaction, because the initial sales charge will not be taken into account in determining such gain or loss to the extent there has been a reduction in the initial sales charge.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends and return of capital distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale or redemption of shares of a Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed net capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and regulations issued thereunder as in effect on November 15, 2000. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. The tax treatment of foreign investors may also differ from the treatment for U.S. investors described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investments in a Fund.


                     DESCRIPTION OF MONEY MARKET INSTRUMENTS

          Money Market will limit its investments to those securities which at the time of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Subsequent to its purchase by Money Market, a security may cease to be a First Tier security. Subject to certain exceptions set forth in Rule 2a-7, such an event will not require the disposition of the security by the Fund, but AIM will consider such an event to be relevant in its determination of whether the Fund should continue to hold the security.



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         U.S. GOVERNMENT DIRECT OBLIGATIONS: Bills, notes and bonds issued by the U.S. Treasury.

          U.S. GOVERNMENT AGENCIES SECURITIES: Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

          BANKER'S ACCEPTANCES: A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

          CERTIFICATES OF DEPOSIT: A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of Funds and normally can be traded in the secondary market, prior to maturity.

          TIME DEPOSITS: A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

          COMMERCIAL PAPER: The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

          REPURCHASE AGREEMENTS: A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government, including mortgage-backed securities issued by U.S. Government agencies) agrees to repurchase the securities at a specified price on a future date determined by negotiations.

          MASTER NOTES: Demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of a Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice. The notes may be secured or unsecured.

          VARIABLE AND FLOATING RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks or corporations, may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index.


                             SHAREHOLDER INFORMATION

          This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

          TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an




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order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

          SHARES CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

          SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide Funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

          Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

          Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

          TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a Fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

          EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to the close of the customary trading session of the NYSE. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

          By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such Fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

          REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

          SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

          Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

          TRANSACTIONS BY INTERNET. An investor may effect transactions in his account through the Internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that the Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailings of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Connect option,

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he will notify the Transfer Agent in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

          DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

          For Funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For Funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

          Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

          Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

          Any dividend or distribution paid by a Fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.


                            MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

         AFS, the transfer agent, may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

AUDIT REPORTS

         The Board of Trustees will issue to shareholders semi-annually the Fund's financial statements. Financial statements, audited by independent auditors, will be issued annually. Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Trust. The Board of Trustees of the Trust has selected Ernst & Young LLP, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007, as the independent public accountants to audit the financial statements of the Funds.

LEGAL MATTERS

         Certain legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

CUSTODIAN AND TRANSFER AGENT

         The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of Limited Maturity, Money Market and Municipal Bond. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of High Yield, High Yield II, Income and Intermediate Government. The custodians attend to the collection of principal and income, pay and collect all monies for securities bought and sold by the respective Funds, and perform certain other ministerial duties. AFS, P.O. Box 4739, Houston, Texas 77210-4739, is transfer and dividend disbursing agent for the Funds' shares. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodians and AFS such compensation as may be agreed upon from time to time.

         Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

          Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered into an agreement with the Trust (and certain other AIM Funds), First Data Investor Service Group, and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

OTHER INFORMATION

          Each Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered pursuant to the Prospectuses. The Registration Statement is available for inspection by the public at the SEC in Washington, DC.

       DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                          AGENCIES OR INSTRUMENTALITIES

         Intermediate Government may invest in "Agency Securities," which include some or all of those listed below. The following list does not purport to be an exhaustive list of all Agency Securities, and the Fund reserves the right to invest in Agency Securities other than those listed below.

         EXPORT-IMPORT BANK CERTIFICATES are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the United States.

         FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS are bonds issued by a cooperatively owned, nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government.

         FEDERAL HOME LOAN BANK NOTES AND BONDS are notes and bonds issued by the Federal Home Loan Bank System.

         FHA DEBENTURES are debentures issued by the Federal Housing Administration of the U.S. Government.

         FHA INSURED NOTES are bonds issued by the Farmers Home Administration of the U.S. Government.

         FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC") BONDS are bonds issued and guaranteed by FHLMC, a corporate instrumentality of the U.S. Government. The Federal Home Loan Banks own all the capital stock of FHLMC, which obtains its Funds by selling mortgages (as well as participation interests in the mortgages) and by borrowing funds through the issuance of debentures and otherwise.

         FHLMC PARTICIPATION CERTIFICATES OR "FREDDIE MACS" represent undivided interests in specified groups of conventional mortgage loans (and/or participation interests in those loans) underwritten and owned by FHLMC. At least 95% of the aggregate principal balance of the whole mortgage loans and/or participations in a group formed by FHLMC typically consist of single-family mortgage loans, and not more than 5% consists of multi-family loans. FHLMC Participation Certificates are not guaranteed by, and do not constitute a debt or obligation of, the U.S. Government or any Federal Home Loan Bank. FHLMC Participation Certificates are issued in fully registered form only, in original unpaid principal balances of $25,000, $100,000, $200,000, $500,000, $1 million and $5 million. FHLMC guarantees to each registered holder of a Participation Certificate, to the extent of such holder's pro rata share (i) the timely payment of interest accruing at the applicable certificate rate on the unpaid principal balance outstanding on the mortgage loans, and (ii) collection of all principal on the mortgage loans without any offset or deductions. Pursuant to these guaranties, FHLMC indemnifies holders of Participation Certificates against any reduction in principal by reason of charges for property repairs, maintenance, and foreclosure.

         FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") BONDS are bonds issued and guaranteed by the Federal National Mortgage Association, a federally chartered and privately-owned corporation.

         FNMA PASS-THROUGH CERTIFICATES OR "FANNIE MAES" are mortgage pass-through certificates issued and guaranteed by FNMA. FNMA Certificates represent a fractional undivided ownership interest in a pool of mortgage loans either provided from FNMA's own portfolio or purchased from primary lenders. The mortgage loans included in the pool are conventional, insured by the Federal Housing Administration or guaranteed by the Veterans Administration. FNMA Certificates are not backed by, nor entitled to, the full faith and credit of the U.S. Government.

         Loans not provided from FNMA's own portfolio are purchased only from primary lenders that satisfy certain criteria developed by FNMA, including depth of mortgage origination experience, servicing experience and financial capacity. FNMA may purchase an entire loan pool from a single lender, and issue Certificates backed by that loan pool alone, or may package a pool made up of loans purchased from various lenders.

          Various types of mortgage loans, and loans with varying interest rates, may be included in a single pool, although each pool will consist of mortgage loans related to one-family or two-to-four family residential properties. Substantially all FNMA mortgage pools currently consist of fixed interest rate and growing equity mortgage loans, although FNMA mortgage pools may also consist of adjustable interest rate mortgage loans or other types of mortgage loans. Each mortgage loans must conform to FNMA's published requirements or guidelines with respect to maximum principal amount, loan-to-value ratio, loan term, underwriting standards and insurance coverage.

          All mortgage loans are held by FNMA as trustee pursuant to a Trust indenture for the benefit of Certificate holders. The Trust indenture gives FNMA responsibility for servicing or administering the loans in a pool. FNMA contracts with the lenders or other servicing institutions to perform all services and duties customary to the servicing of mortgages, as well as duties specifically prescribed by FNMA, and under FNMA supervision. FNMA may remove service providers for cause.

          The pass-through rate on FNMA Certificates is the lowest annual interest rate borne by an underlying mortgage loan in the pool, less a fee to FNMA as compensation for servicing and for FNMA's guarantee. Lenders servicing the underlying mortgage loans receive as compensation a portion of the fee paid to FNMA, the excess yields on pooled loans with coupon rates above the lowest rate borne by any mortgage loan in the pool and certain other amounts collected, such as late charges.

          The minimum size of a FNMA pool is $1 million of mortgage loans. Registered holders purchase Certificates in amounts not less than $25,000.

          FNMA Certificates are marketed by the servicing lender banks, usually through securities dealers. The lender of a single lender pool typically markets all Certificates based on that pool, and lenders of multiple lender pool market Certificates based on a pro rata interest in the aggregate pool. The amounts of FNMA Certificates currently outstanding is limited.

          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES OR "GINNIE MAES" are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled, and, after being approved by GNMA, is offered to investors through securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.

          The Portfolio will purchase only GNMA Certificates of the "modified pass-through" type, which entitle the holder to receive its proportionate share of all interest and principal payments owed on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates differ from bonds in that the principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. Payment of principal of and interest on GNMA Certificates of the "modified pass-through" type is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

          The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

          As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of a single-family dwelling mortgage with 25- to 30-year maturity, the type of mortgage which backs the vast majority of GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

          As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

          The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Portfolio.

          Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

          GENERAL SERVICES ADMINISTRATION PARTICIPATION CERTIFICATES are participation certificates issued by the General Services Administration of the U.S. Government.

          MARITIME ADMINISTRATION BONDS are bonds issued and provided by the Department of Transportation of the U.S. Government.

          NEW COMMUNITIES DEBENTURES are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

          PUBLIC HOUSING NOTES AND BONDS are short-term project notes and long-term bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

          SBA DEBENTURES are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

          SLMA DEBENTURES are debentures backed by the Student Loan Marketing Association.

          TITLE XI BONDS are bonds issued in accordance with the provisions of Title XI of the Merchant Marine Act of 1936, as amended, the payment of which is guaranteed by the U.S. Government.

          WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS are bonds issued by the Washington Metropolitan Area Transit Authority and are guaranteed by the Secretary of Transportation of the U.S. Government.


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

                              RATINGS OF SECURITIES


          The following is a description of the factors underlying the commercial paper and debt ratings of Moody's, S&P, Fitch IBCA, Inc. ("Fitch") and Duff & Phelps:

                              MOODY'S BOND RATINGS

          Moody's describes its ratings for corporate bonds as follows:

          Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the




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modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

          Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                         MOODY'S SHORT-TERM LOAN RATINGS

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term





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ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

          A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

          A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


                        MOODY'S COMMERCIAL PAPER RATINGS

          Moody's commercial paper ratings are opinions of the ability of issues to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



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PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.


                                S&P BOND RATINGS

          S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.


                                S&P DUAL RATINGS

          S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                           S&P MUNICIPAL NOTE RATINGS

          An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

          Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.


                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.


                       FITCH INVESTMENT GRADE BOND RATINGS

          Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

          The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

          Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

          Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

          Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

          Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

          An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

          Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

          The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

          Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.


                            FITCH SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                         DUFF & PHELPS LONG-TERM RATINGS

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA AND AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A AND A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB AND BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB AND BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B AND B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP: Preferred stock with dividend arrearages.


                        DUFF & PHELPS SHORT-TERM RATINGS

D - 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of Funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

D - 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D - 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D - 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D - 3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D - 4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D - 5: Issuer failed to meet scheduled principal and/or interest payments.

                              FINANCIAL STATEMENTS



                                       FS

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of AIM High Yield Fund:

We have audited the accompanying statement of assets and liabilities of AIM High Yield Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2000, the related statement of operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statements of changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund as of July 31, 2000, the results of its operations for seven months ended July 31, 2000 and the year ended December 31, 1999, the changes in its net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 2000

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES-92.16%

AEROSPACE/DEFENSE-0.57%

Precision Partners, Inc., Sr.
  Unsec. Sub. Notes, 12.00%,
  03/15/09                         $19,225,000   $   13,553,625
---------------------------------------------------------------

AIR FREIGHT-0.66%

Atlas Air, Inc., Sr. Unsec.
  Notes, 10.75%, 08/01/05           15,147,000       15,601,410
---------------------------------------------------------------

AIRLINES-3.21%

Airplanes Pass Through
  Trust-Series D, Gtd. Sub.
  Bonds, 10.88%, 03/15/19           62,086,822       49,896,385
---------------------------------------------------------------
Amtran, Inc., Sr. Unsec. Gtd.
  Notes, 10.50%, 08/01/04            9,115,000        8,408,587
---------------------------------------------------------------
Dunlop Standard Aerospace
  Holdings PLC (United Kingdom),
  Sr. Unsec. Yankee Sub. Notes,
  11.88%, 05/15/09                  17,960,000       17,915,100
---------------------------------------------------------------
                                                     76,220,072
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-2.38%

Advance Stores Co., Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                  24,825,000       20,418,562
---------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                          22,550,000       20,858,750
---------------------------------------------------------------
Venture Holdings Trust, Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  06/01/07                          20,250,000       15,288,750
---------------------------------------------------------------
                                                     56,566,062
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-4.66%

Charter Communications Holdings,
  LLC/ Charter Communications
  Holdings Capital Corp., Sr.
  Unsec. Disc. Notes, 9.92%,
  04/01/11(a)                       33,920,000       19,504,000
---------------------------------------------------------------
Diamond Cable Communications PLC
  (United Kingdom), Sr. Disc.
  Yankee Notes, 10.75%,
  02/15/07(a)                        8,000,000        6,240,000
---------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(a)                       28,000,000       19,460,000
---------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.88%, 10/15/07(a)        44,305,000       23,592,412
---------------------------------------------------------------
Pegasus Communications
  Corp.-Series B, Sr. Unsec.
  Notes, 12.50%, 08/01/07           17,500,000       18,637,500
---------------------------------------------------------------
United Pan-Europe Communications
  N.V. (Netherlands)-Series B,
  Sr. Unsec. Disc. Yankee Notes,
  13.38%, 11/01/09(a)               50,000,000       23,250,000
---------------------------------------------------------------
                                                    110,683,912
---------------------------------------------------------------

BUILDING MATERIALS-1.51%

Blount Inc., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 08/01/09           22,750,000       23,091,250
---------------------------------------------------------------
Dayton Superior Corp., Sr. Sub.
  Notes, 13.00%, 06/15/09
  (Acquired 06/09/00; Cost
  $12,179,750)(b)(c)                12,500,000       12,468,750
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
BUILDING MATERIALS-(CONTINUED)

Imperial Home Decor Group-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 03/15/08(d)              $19,100,000   $      286,500
---------------------------------------------------------------
                                                     35,846,500
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-1.33%

Avecia Group PLC (United
  Kingdom), Sr. Unsec. Gtd.
  Yankee Notes, 11.00%, 07/01/09    14,300,000       14,478,750
---------------------------------------------------------------
Sterling Chemicals, Inc.-Series
  B, Sr. Gtd. Sec. Sub. Notes,
  12.38%, 07/15/06                  16,500,000       17,201,250
---------------------------------------------------------------
                                                     31,680,000
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.28%

Key Plastics Holdings,
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.25%, 03/15/07(d)   23,770,000        2,495,850
---------------------------------------------------------------
Trans-Resources, Inc.-Series B,
  Sr. Unsec. Disc. Notes, 12.00%,
  03/15/08(a)                       11,750,000        1,116,250
---------------------------------------------------------------
  Sr. Unsec. Notes, 10.75%,
    03/15/08                        19,000,000        2,945,000
---------------------------------------------------------------
                                                      6,557,100
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.47%

Convergent Communications-Series
  B, Sr. Unsec. Notes, 13.00%,
  04/01/08                          23,540,000       16,536,850
---------------------------------------------------------------
Exodus Communications, Inc., Sr.
  Unsec. Notes, 11.25%, 07/01/08    18,425,000       18,425,000
---------------------------------------------------------------
                                                     34,961,850
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.54%

Equinix Inc., Sr. Unsec. Notes,
  13.00%, 12/01/07                  15,110,000       12,843,500
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-2.68%

Cybernet Internet Services
  International, Inc., Conv.
  Unsec. Sub. Notes, 13.00%,
  08/15/09(a)(e)                    11,250,000        5,203,125
---------------------------------------------------------------
Earthwatch Inc.,
  Sr. Disc. Notes, 13.00%,
  07/15/07 (Acquired 07/07/99;
  Cost $23,276,740)(a)(b)(c)        34,000,000       23,715,000
---------------------------------------------------------------
  Sr. Notes, 12.50%, 03/01/05
    (Acquired 03/14/97-09/01/99;
    Cost $15,500,000)(c)            22,320,000       15,679,800
---------------------------------------------------------------
Globix Corp., Sr. Unsec. Notes,
  12.50%, 02/01/10                  24,000,000       19,020,000
---------------------------------------------------------------
                                                     63,617,925
---------------------------------------------------------------

CONSTRUCTION (CEMENT &
  AGGREGATES)-0.41%

Schuff Steel Co., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08      14,000,000        9,695,000
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
DISTRIBUTORS (FOOD &
  HEALTH)-1.01%

Fleming Cos., Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.63%,
  07/31/07                         $27,700,000   $   24,029,750
---------------------------------------------------------------

ELECTRONICS (COMPONENT
  DISTRIBUTORS)-0.75%

Cherokee International LCC-Series
  B, Sr. Unsec. Sub. Notes,
  10.50%, 05/01/09                  20,600,000       17,819,000
---------------------------------------------------------------

ENGINEERING & CONSTRUCTION-0.70%

Morrison Knudsen Corp., Sr.
  Notes, 11.00%, 07/01/10
  (Acquired 06/28/00; Cost
  $16,467,566)(c)                   16,590,000       16,672,950
---------------------------------------------------------------

ENTERTAINMENT-0.52%

Callahan Nordrhein Westfalen
  (Denmark), Sr. Yankee Notes,
  14.00%, 07/15/10 (Acquired
  06/29/00; Cost $12,500,000)(c)    12,500,000       12,281,250
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.07%

Madison River Capital, Sr. Notes,
  13.25%, 03/01/10(e)               17,700,000       16,018,500
---------------------------------------------------------------
ONO Finance PLC (United Kingdom),
  Sr. Gtd. Sub. Euro Notes,
  13.00%, 05/01/09                   9,500,000        9,357,500
---------------------------------------------------------------
                                                     25,376,000
---------------------------------------------------------------

FOODS-0.47%

Volume Services America Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.25%,
  03/01/09                          12,000,000       11,040,000
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-3.14%

Hollywood Casino Corp., Sr. Sec.
  Gtd. Sub. Notes, 11.25%,
  05/01/07                           1,000,000        1,025,000
---------------------------------------------------------------
MGM Grand, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 9.75%, 06/01/07       12,240,000       12,576,600
---------------------------------------------------------------
Resort at Summerlin LP-Series B,
  Sr. Unsec. Sub. Notes, 13.00%,
  12/15/07                          25,769,000       18,167,145
---------------------------------------------------------------
Venetian Casino Resort LLC, Sec.
  Gtd. Mortgage Notes, 12.25%,
  11/15/04                          42,200,000       42,833,000
---------------------------------------------------------------
                                                     74,601,745
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-1.77%

King Pharmaceuticals, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.75%,
  02/15/09                          19,300,000       20,747,500
---------------------------------------------------------------
Warner Chilcott, Inc., Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08(e)   20,650,000       21,372,750
---------------------------------------------------------------
                                                     42,120,250
---------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-0.39%

Triad Hospitals, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 05/15/09                   8,915,000        9,360,750
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.50%

DJ Orthopedics, LLC, Sr. Unsec.
  Gtd. Sub. Notes, 12.63%,
  06/15/09                          12,400,000       11,842,000
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
HEALTH CARE (SPECIALIZED
  SERVICES)-0.06%

Team Health Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  03/15/09                         $ 1,735,000   $    1,479,087
---------------------------------------------------------------

HOMEBUILDING-0.29%

Lennar Corp., Sr. Notes, 9.95%,
  05/01/10(e)                        6,775,000        6,842,750
---------------------------------------------------------------

HOUSEHOLD FURNISHING &
  APPLIANCES-2.03%

Falcon Products, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  11.38%, 06/15/09                  12,065,000       11,672,887
---------------------------------------------------------------
O'Sullivan Industries,
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 13.38%, 10/15/09      21,000,000       19,740,000
---------------------------------------------------------------
Winsloew Furniture, Inc.-Series
  B, Sr. Gtd. Sub. Notes, 12.75%,
  08/15/07                          17,870,000       16,708,450
---------------------------------------------------------------
                                                     48,121,337
---------------------------------------------------------------

IRON & STEEL-0.51%

Acme Metals Inc., Sr. Unsec. Gtd.
  Notes, 10.88%, 12/15/07(d)        28,939,000        3,906,765
---------------------------------------------------------------
Sheffield Steel Corp.-Series B,
  First Mortgage Notes, 11.50%,
  12/01/05                          13,500,000        8,167,500
---------------------------------------------------------------
                                                     12,074,265
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.99%

Marvel Enterprises, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  06/15/09                          29,375,000       23,573,437
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.42%

National Equipment
  Services-Series B, Sr. Unsec.
  Sub. Notes, 10.00%, 11/30/04      11,850,000        9,894,750
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.45%

Actuant Corp., Sr. Unsec. Gtd.
  Sub. Notes, 13.00%, 05/01/09
  (Acquired 07/21/00; Cost
  $9,038,630)(c)                     9,160,000        9,205,800
---------------------------------------------------------------
Anthony Crane Rentals LP-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 08/01/08                  21,085,000       11,649,463
---------------------------------------------------------------
Glenoit Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 04/15/07(d)   24,915,000        4,235,550
---------------------------------------------------------------
Jordan Industries, Inc.-Series D,
  Sr. Unsec. Notes, 10.38%,
  08/01/07                          10,000,000        9,325,000
---------------------------------------------------------------
                                                     34,415,813
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-5.15%

Berry Plastics Corp.,
  Sr. Gtd. Sub. Notes, 12.25%,
  04/15/04                          13,000,000       12,577,500
---------------------------------------------------------------
  Series C, Sr. Gtd. Sub. Notes,
    12.25%, 04/15/04                 4,750,000        4,607,500
---------------------------------------------------------------
Brand Scaffold Services, Inc.,
  Sr. Unsec. Notes, 10.25%,
  02/15/08                          20,800,000       18,564,000
---------------------------------------------------------------
First Wave Marine, Inc., Sr.
  Unsec. Notes, 11.00%, 02/01/08    22,835,000       13,130,125
---------------------------------------------------------------
Flextronics International Ltd.
  (Singapore), Sr. Sub Yankee
  Notes, 9.88%, 07/01/10
  (Acquired 06/26/00; Cost
  $6,151,640)(c)                     6,200,000        6,378,250
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
MANUFACTURING (SPECIALIZED)-(CONTINUED)

Knowles Electronics, Inc., Sr.
  Sub. Notes, 13.13%, 10/15/09(e)  $12,000,000   $   10,980,000
---------------------------------------------------------------
MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                          17,640,000       17,375,400
---------------------------------------------------------------
Neenah Corp.
  Series B, Sr. Sub. Notes,
    11.13%, 05/01/07                 4,000,000        3,030,000
---------------------------------------------------------------
  Series D, Sr. Sub. Notes,
    11.13%, 05/01/07                15,000,000       11,362,500
---------------------------------------------------------------
Omega Cabinets, Sr. Sub. Notes,
  10.50%, 06/15/07                  16,740,000       15,317,100
---------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes,
  12.75%, 06/15/10 (Acquired
  06/15/00; Cost $8,580,810)(c)      8,700,000        8,917,500
---------------------------------------------------------------
                                                    122,239,875
---------------------------------------------------------------

METALS MINING-1.83%

Centaur Mining and Exploration
  Ltd. (Australia), Sr. Gtd.
  Yankee Notes, 11.00%, 12/01/07    28,800,000       22,320,000
---------------------------------------------------------------
Doe Run Resources Corp.
  (The)-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 11.25%, 03/15/05      21,000,000       10,815,000
---------------------------------------------------------------
Metal Management, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.00%,
  05/15/08                          20,500,000       10,352,500
---------------------------------------------------------------
                                                     43,487,500
---------------------------------------------------------------

NATURAL GAS-0.53%

Western Gas Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.00%,
  06/15/09                          12,000,000       12,480,000
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.32%

Global Imaging Systems, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.75%,
  02/15/07                           8,800,000        7,612,000
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.56%

Pride International, Inc., Sr.
  Unsec. Notes, 10.00%, 06/01/09    12,735,000       13,180,725
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-4.38%

Abraxas Petroleum Corp.
  Series A, Sr. Gtd. Sub. Notes,
    11.50%, 11/01/04                 8,644,000        7,477,060
---------------------------------------------------------------
  Series B, Sr. Sec. Gtd. Notes,
    12.88%, 03/15/03                13,000,000       13,422,500
---------------------------------------------------------------
Chesapeake Energy Corp., Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  9.63%, 05/01/05                    1,150,000        1,144,250
---------------------------------------------------------------
Comstock Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.25%,
  05/01/07                          17,275,000       17,706,875
---------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec.
  Notes, 11.75%, 11/15/09           23,750,000       24,759,375
---------------------------------------------------------------
Pioneer Natural Resources Co.,
  Sr. Unsec. Gtd. Notes, 9.63%,
  04/01/10                          13,000,000       13,617,500
---------------------------------------------------------------
Pogo Producing Co.-Series B, Sr.
  Unsec. Sub. Notes, 10.38%,
  02/15/09                          18,335,000       18,976,725
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
OIL & GAS (EXPLORATION & PRODUCTION)-(CONTINUED)

Queen Sand Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.50%,
  07/01/08                         $13,145,000   $    6,769,675
---------------------------------------------------------------
                                                    103,873,960
---------------------------------------------------------------

OIL & GAS (REFINING & MARKETING)-0.67%

Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.13%,
  07/01/06                          17,980,000       15,912,300
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.82%

Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                  18,370,000       19,380,350
---------------------------------------------------------------

POWER PRODUCERS
  (INDEPENDENT)-0.85%

Panda Funding Corp., Series A-1,
  Pooled Project Bonds, 11.63%,
  08/20/12                          20,439,125       20,132,538
---------------------------------------------------------------

PUBLISHING-0.34%

Ziff Davis Media, Inc., Sr. Sub.
  Notes, 12.00%, 07/15/10
  (Acquired 07/18/00-07/20/00;
  Cost $7,949,200)(c)                7,880,000        8,037,600
---------------------------------------------------------------

RAILROADS-1.72%

RailWorks Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.50%, 04/15/09      16,400,000       15,170,000
---------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr.
  Yankee Gtd. Disc. Notes,
  11.75%, 06/15/09(a)               33,150,000       25,691,250
---------------------------------------------------------------
                                                     40,861,250
---------------------------------------------------------------

RESTAURANTS-0.11%

AFC Enterprises, Sr. Unsec. Sub.
  Notes, 10.25%, 05/15/07            2,625,000        2,559,375
---------------------------------------------------------------

RETAIL (SPECIALTY)-1.46%

CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06        14,245,000       11,146,713
---------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08           27,650,000       16,175,250
---------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.00%,
  08/15/08                           7,520,000        7,294,400
---------------------------------------------------------------
                                                     34,616,363
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.82%

Big 5 Corp.-Series B, Sr. Unsec.
  Notes, 10.88%, 11/15/07           17,315,000       15,799,938
---------------------------------------------------------------
J. Crew Operating Corp., Sr. Sub.
  Notes, 10.38%, 10/15/07            4,500,000        3,768,750
---------------------------------------------------------------
                                                     19,568,688
---------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-0.65%

MDC Corp. Inc. (Canada), Sr.
  Unsec. Sub. Yankee Notes,
  10.50%, 12/01/06                  15,920,000       15,362,800
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.82%

Avis Group Holdings, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  05/01/09                          18,400,000       19,458,000
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.59%

MSX International, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.38%,
  01/15/08                          14,930,000       14,108,850
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-11.40%

AirGate PCS, Inc., Sr. Disc. Sub.
  Notes, 13.50%, 10/01/09(a)(b)    $28,400,000   $   16,543,000
---------------------------------------------------------------
Alamosa PCS Holdings, Inc., Sr.
  Unsec. Gtd. Disc. Notes,
  12.88%, 02/15/10(a)               25,300,000       13,282,500
---------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Notes, 10.75%, 08/01/11       10,000,000       10,300,000
---------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 10.63%,
    11/15/07(a)                     18,144,000       13,925,520
---------------------------------------------------------------
IPCS, Inc., Sr. Disc. Notes,
  14.00%, 07/15/10 (Acquired
  06/30/00; Cost
  $2,995,843)(a)(b)(c)               5,900,000        3,289,250
---------------------------------------------------------------
KMC Telecom Holdings, Inc., Sr.
  Unsec. Notes, 13.50%, 05/15/09    21,100,000       18,884,500
---------------------------------------------------------------
Metrocall, Inc., Sr. Sub. Notes,
  11.88%, 06/15/05                  19,650,000       16,407,750
---------------------------------------------------------------
Nextel Communications, Inc., Sr.
  Notes, 12.00%, 11/01/08           29,040,000       31,363,200
---------------------------------------------------------------
Nextel International, Inc., Sr.
  Notes, 12.75%, 08/01/10
  (Acquired 07/26/00; Cost
  $16,765,740)(c)                   17,000,000       16,957,500
---------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 12.13%,
    04/15/08(a)                     37,500,000       24,872,250
---------------------------------------------------------------
Orion Network Systems, Inc., Sr.
  Gtd. Sub. Notes, 11.25%,
  01/15/07                          20,300,000       12,484,500
---------------------------------------------------------------
Powertel, Inc., Sr. Unsec. Disc.
  Notes, 12.00%, 05/01/06(a)        38,000,000       35,719,240
---------------------------------------------------------------
Spectrasite Holdings, Inc., Sr.
  Disc. Notes, 12.00%,
  07/15/08(a)                       30,300,000       21,058,500
---------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 11.25%,
    04/15/09(a)                     21,230,000       13,056,450
---------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Sub.
  Notes, 10.63%, 07/15/10
  (Acquired 07/11/00; Cost
  $5,350,000)(c)                     5,350,000        5,457,000
---------------------------------------------------------------
UbiquiTel Operating Co., Sr. Gtd.
  Disc. Notes, 14.00%,
  04/15/10(a)(b)(e)                 28,700,000       16,933,000
---------------------------------------------------------------
                                                    270,534,160
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-7.68%

360networks Inc. (Canada), Sr.
  Unsec. Yankee Notes, 12.00%,
  08/01/09                          17,210,000       16,091,350
---------------------------------------------------------------
  Sr. Yankee Notes, 12.50%,
    12/15/05                         9,065,000        9,042,338
---------------------------------------------------------------
Destia Communications, Inc., Sr.
  Unsec. Notes, 13.50%, 07/15/07    20,200,000       17,675,000
---------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee
  Notes, 11.50%, 12/15/07           19,500,000       14,137,500
---------------------------------------------------------------
FirstCom Corp., Sr. Notes,
  14.00%, 10/27/07                  30,990,000       34,786,275
---------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Sec. Notes, 11.75%,
  08/01/04                          20,000,000       13,300,000
---------------------------------------------------------------
RSL Communications PLC (United
  Kingdom), Sr. Unsec. Gtd.
  Yankee Notes, 12.00%, 11/01/08    14,500,000        5,292,500
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
TELECOMMUNICATIONS (LONG DISTANCE)-(CONTINUED)

Versatel Telecom International
  N.V. (Netherlands), Sr. Unsec.
  Yankee Notes, 13.25%, 05/15/08   $12,810,000   $   13,194,300
---------------------------------------------------------------
  Sr. Yankee Notes, 13.25%,
    05/15/08                        19,100,000       19,673,000
---------------------------------------------------------------
Viatel, Inc., Sr. Sec. Notes,
  11.25%, 04/15/08                  28,250,000       19,351,250
---------------------------------------------------------------
  Sr. Unsec. Notes, 11.50%,
    03/15/09(e)                     28,417,000       19,749,815
---------------------------------------------------------------
                                                    182,293,328
---------------------------------------------------------------

TELEPHONE-11.02%

Alestra S.A. (Mexico), Sr. Unsec.
  Yankee Notes, 12.13%,
  05/15/06(e)                       12,000,000       11,880,000
---------------------------------------------------------------
  Sr. Yankee Notes, 12.63%,
    05/15/09(e)                      7,535,000        7,327,788
---------------------------------------------------------------
CFW Communications Co., Sr.
  Notes, 13.00%, 08/15/10
  (Acquired 07/21/00; Cost
  $14,944,346)(b)(c)                15,155,000       15,155,000
---------------------------------------------------------------
GT Group Telecom Inc. (Canada),
  Sr. Disc. Yankee Notes, 13.25%,
  02/01/10(a)(b)                    28,900,000       15,172,500
---------------------------------------------------------------
ICG Services, Inc., Sr. Unsec.
  Disc. Notes, 10.00%,
  02/15/08(a)                       79,650,000       44,782,416
---------------------------------------------------------------
IMPSAT Fiber Networks, Inc., Sr.
  Yankee Notes, 13.75%, 02/15/05
  (Acquired 02/11/00; Cost
  $12,000,000)(c)                   12,000,000       10,920,000
---------------------------------------------------------------
Intermedia Communications,
  Inc.-Series B, Sr. Disc. Notes,
  11.25%, 07/15/07(a)               30,620,000       20,668,500
---------------------------------------------------------------
Logix Communications Enterprises,
  Sr. Unsec. Notes, 12.25%,
  06/15/08                          53,750,000       13,571,875
---------------------------------------------------------------
NEXTLINK Communications, Inc.,
  Sr. Disc. Notes, 12.13%,
  12/01/09(a)(e)                    23,500,000       13,218,750
---------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 12.25%,
    06/01/09(a)                     25,855,000       15,771,550
---------------------------------------------------------------
NTL Communications Corp.-Series
  B, Sr. Unsec. Notes, 11.50%,
  10/01/08                          16,320,000       16,870,800
---------------------------------------------------------------
NTL Inc.-Series B, Sr. Disc.
  Notes, 11.50%, 02/01/06            4,245,000        3,990,300
---------------------------------------------------------------
PF.Net Communications Inc., Sr.
  Notes, 13.75%, 05/15/10
  (Acquired 05/05/00; Cost
  $18,200,000)(b)(c)                18,200,000       13,923,000
---------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd.
  Yankee Sub. Notes, 11.25%,
  12/01/09                          11,400,000       11,913,000
---------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec.
  Notes, 15.00%, 07/01/08           42,500,000       46,431,250
---------------------------------------------------------------
                                                    261,596,729
---------------------------------------------------------------

TEXTILES (APPAREL)-0.51%

Cabot Safety Corp., Sr. Sub.
  Notes, 12.50%, 07/15/05           11,975,000       12,034,875
---------------------------------------------------------------

TRUCKERS-0.58%

Travelcenters of America, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/01/07                  13,530,000       13,699,125
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
TRUCKS & PARTS-1.29%

FleetPride Inc., Sr. Unsec. Gtd.
  Sub. Notes, 12.00%, 08/01/05     $10,665,000   $    7,172,213
---------------------------------------------------------------
North American Van Lines Inc.,
  Sr. Sub. Notes, 13.38%,
  12/01/09(e)                       24,750,000       23,388,750
---------------------------------------------------------------
                                                     30,560,963
---------------------------------------------------------------

WASTE MANAGEMENT-2.29%

Allied Waste North America
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 08/01/09(e)   61,990,000       54,396,225
---------------------------------------------------------------
    Total U.S. Dollar Denominated
    Bonds & Notes
    (Cost $2,569,417,266)                         2,187,359,669
---------------------------------------------------------------
                                     SHARES
STOCKS & OTHER EQUITY INTERESTS-5.22%

BROADCASTING (TELEVISION, RADIO & CABLE)-0.17%

UnitedGlobalCom Inc.-Class A(f)         83,896        4,116,147
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.09%

Earthwatch Inc.-Series C, $1.20,
  Conv. Pfd. (Acquired
  03/14/97-06/15/00; Cost
  $4,824)(c)                           112,106        2,045,936
---------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-0.03%

Tenet Healthcare Corp.(f)               26,460          805,376
---------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-0.06%

Abraxas Petroleum Corp.(f)             736,227        1,426,440
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.04%

Convergent Communications,
  Inc.(f)                              179,280          918,810
---------------------------------------------------------------

SHIPPING-0.03%

Pegasus Shipping Hellas Co.
  (Bermuda)                             15,000          825,000
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-3.55%

AirGate PCS, Inc.(f)                    61,003        3,065,401
---------------------------------------------------------------
Celcaribe S.A., Ordinary Trust
  Ctfs. (Acquired
  05/17/94-01/23/97; Cost
  $0)(c)(f)                          2,276,400        3,414,600
---------------------------------------------------------------
Clearnet Communications
  Inc.-Class A-ADR (Canada)(f)         100,716        2,832,637
---------------------------------------------------------------
Crown Castle International
  Corp.-$3.13 Conv. Pfd.(f)            248,000       13,407,500
---------------------------------------------------------------
Dobson Communications
  Corp.-$122.50 PIK Pfd.                22,781       21,471,313
---------------------------------------------------------------
Microcell Telecommunications
  Inc.-Class B-ADR (Canada)(f)         253,257        8,056,738
---------------------------------------------------------------
Nextel Communications, Inc.-Class
  A(f)                                 104,390        5,839,316
---------------------------------------------------------------
Powertel, Inc.(f)                       45,663        4,103,962
---------------------------------------------------------------
WebLink Wireless, Inc.(f)            1,260,940       12,688,209
---------------------------------------------------------------
World Access, Inc.-Series D,
  Conv. Pfd. (Acquired 03/03/00;
  Cost $16,365,448)(c)(f)               15,511        9,500,488
---------------------------------------------------------------
                                                     84,380,164
---------------------------------------------------------------
                                                     MARKET
                                     SHARES          VALUE
TELECOMMUNICATIONS (LONG
  DISTANCE)-1.22%

FirstCom Corp.(f)                      804,650   $   11,164,519
---------------------------------------------------------------
Primus Telecommunications Group,
  Inc.(f)                               34,902          569,339
---------------------------------------------------------------
RSL Communications, Ltd.-Class A
  (United Kingdom)(f)                  179,444          964,512
---------------------------------------------------------------
Versatel Telecom International
  N.V.-ADR (Netherlands)(f)            452,021       14,464,672
---------------------------------------------------------------
Viatel, Inc.(f)                        121,387        1,691,831
---------------------------------------------------------------
                                                     28,854,873
---------------------------------------------------------------

TELEPHONE-0.03%

ICG Communications, Inc.(f)             39,600          603,900
---------------------------------------------------------------
    Total Stocks & Other Equity
      Interests
    (Cost $85,723,866)                              123,976,646
---------------------------------------------------------------

WARRANTS & OTHER INTERESTS-0.58%

BROADCASTING (TELEVISION, RADIO & CABLE)-0.01%

Knology Inc., expiring 10/22/07
  (Acquired 03/12/98-02/01/00;
  Cost $270)(c)                         47,295          118,238
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.00%

Sterling Chemicals Holdings,
  expiring 08/15/08                      7,500           69,375
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.05%

Equinix Inc., expiring 12/01/07
  (Acquired 05/30/00; Cost
  $0)(c)(g)                             15,110        1,057,972
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.01%

Cybernet Internet Services
  International, Inc., expiring
  07/01/09 (Acquired 10/18/99;
  Cost $0)(c)(g)                        23,000          235,750
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.00%

Electronic Retailing Systems
  International, Inc., expiring
  02/01/04                              18,802           18,802
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.00%

Resort At Summerlin LP, expiring
  12/15/07                              21,197                0
---------------------------------------------------------------

HOUSEHOLD FURNISHING &
  APPLIANCES-0.03%

O'Sullivan Industries, Inc.,
  expiring 11/05/09(g)                  42,000          630,000
---------------------------------------------------------------
Winsloew Furniture, Inc.,
  expiring 08/15/07 (Acquired
  12/06/99; Cost $0)(c)(g)              17,870          178,700
---------------------------------------------------------------
                                                        808,700
---------------------------------------------------------------

IRON & STEEL-0.00%

Bar Technologies, Inc., expiring
  04/01/01(g)                            6,000                0
---------------------------------------------------------------

METAL FABRICATORS-0.00%

Gulf States Steel, Inc., expiring
  04/15/03(h)                           15,990                0
---------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-0.00%

Abraxas Petroleum Corp.-Rts.(i)        736,228                0
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.05%

Cellnet Data System, expiring
  10/01/07 (Acquired
  09/24/97-10/15/97; Cost
  $0)(c)(g)                             10,000   $        2,600
---------------------------------------------------------------
Globalstar Telecom, expiring
  02/15/04 (Acquired 01/05/00;
  Cost $11,790)(c)                          45               56
---------------------------------------------------------------
KMC Telecom Holdings, Inc.,
  expiring 04/15/08                         35              107
---------------------------------------------------------------
Nextel International, Inc.,
  expiring 04/15/07(g)                  39,500        1,195,298
---------------------------------------------------------------
                                                      1,198,061
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.00%

Long Distance International,
  Inc., expiring 04/13/08(g)            25,620                0
---------------------------------------------------------------

TELEPHONE-0.43%

Esat Telecom Group PLC (Ireland),
  expiring 02/01/07 (Acquired
  06/16/97-01/05/00; Cost
  $7,245)(c)                            25,565        5,943,863
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TELEPHONE-(CONTINUED)

PF.Net Communications Inc.,
  expiring 05/15/10 (Acquired
  07/19/00; Cost $0)(c)(g)              18,200   $    4,277,000
---------------------------------------------------------------
                                                     10,220,863
---------------------------------------------------------------
    Total Warrants & Other
    Interests (Cost $414,302)                        13,727,761
---------------------------------------------------------------

MONEY MARKET FUNDS-1.32%

STIC Liquid Assets Portfolio(j)     15,696,885       15,696,885
---------------------------------------------------------------
STIC Prime Portfolio(j)             15,696,885       15,696,885
---------------------------------------------------------------
    Total Money Market Funds
    (Cost $31,393,770)                               31,393,770
---------------------------------------------------------------

TOTAL INVESTMENTS-99.28% (Cost

  $2,686,949,204)                                 2,356,457,846
---------------------------------------------------------------

OTHER ASSETS LESS
  LIABILITIES-0.72%                                  17,028,761
---------------------------------------------------------------

NET ASSETS-100.00%                               $2,373,486,607
===============================================================


Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Ctfs. - Certificates
Deb.  - Debentures
Disc. - Discounted
Gtd.  - Guaranteed
Pfd.  - Preferred
PIK   - Payment In Kind
Rts.  - Rights
Sec.  - Secured
Sr.   - Senior
Sub.  - Subordinated
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit contains warrants that enable the holder to purchase shares of the issuer at a predetermined price.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 07/31/00 was $205,833,581 which represented 8.67% of the Fund's net assets.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(f) Non-income producing security.
(g) Acquired as part of a unit with or in exchange for other securities.
(h) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 07/31/00 represented 0.00% of the Fund's net assets.
(i) Security fair valued in accordance with the procedures established by the Board of Trustees.
(j) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.
                                      FS-7

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES-88.24%

AEROSPACE/DEFENSE-0.46%

Precision Partners, Inc., Sr.
  Unsec. Sub. Notes, 12.00%,
  03/15/09                         $19,225,000   $   11,246,625
---------------------------------------------------------------

AIR FREIGHT-0.63%

Atlas Air, Inc., Sr. Unsec.
  Notes, 10.75%, 08/01/05           15,147,000       15,601,410
---------------------------------------------------------------

AIRLINES-3.30%

Airplanes Pass Through
  Trust-Series D, Gtd. Sub.
  Bonds, 10.88%, 03/15/19           62,086,822       50,477,518
---------------------------------------------------------------
Amtran, Inc., Sr. Unsec. Gtd.
  Notes, 10.50%, 08/01/04           14,045,000       12,956,512
---------------------------------------------------------------
Dunlop Standard Aerospace
  Holdings PLC (United Kingdom),
  Sr. Unsec. Yankee Sub. Notes,
  11.88%, 05/15/09                  17,960,000       17,690,600
---------------------------------------------------------------
                                                     81,124,630
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-2.23%

Advance Stores Co., Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                  24,825,000       20,232,375
---------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                          22,550,000       20,295,000
---------------------------------------------------------------
Venture Holdings Trust, Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  06/01/07                          20,250,000       14,276,250
---------------------------------------------------------------
                                                     54,803,625
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-4.24%

Charter Communications Holdings,
  LLC/ Charter Communications
  Holdings Capital Corp., Sr.
  Unsec. Disc. Notes, 9.92%,
  04/01/11(a)                       33,920,000       19,419,200
---------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(a)                       28,000,000       17,500,000
---------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.88%, 10/15/07(a)        44,305,000       24,035,462
---------------------------------------------------------------
Pegasus Communications
  Corp.-Series B, Sr. Unsec.
  Notes, 12.50%, 08/01/07           17,500,000       18,725,000
---------------------------------------------------------------
United Pan-Europe Communications
  N.V. (Netherlands)-Series B,
  Sr. Unsec. Disc. Yankee Notes,
  13.38%, 11/01/09(a)               50,000,000       24,500,000
---------------------------------------------------------------
                                                    104,179,662
---------------------------------------------------------------

BUILDING MATERIALS-1.47%

Blount Inc., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 08/01/09           22,750,000       23,318,750
---------------------------------------------------------------
Dayton Superior Corp., Sr. Sub.
  Notes, 13.00%, 06/15/09
  (Acquired 06/09/00; Cost
  $12,179,750)(b)(c)                12,500,000       12,406,250
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
BUILDING MATERIALS-(CONTINUED)

Imperial Home Decor Group-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 03/15/08(d)              $19,100,000   $      286,500
---------------------------------------------------------------
                                                     36,011,500
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-1.27%

Avecia Group PLC (United
  Kingdom), Sr. Unsec. Gtd.
  Yankee Notes, 11.00%, 07/01/09    14,300,000       14,085,500
---------------------------------------------------------------
Sterling Chemicals, Inc.-Series
  B, Sr. Gtd. Sec. Sub. Notes,
  12.38%, 07/15/06                  16,500,000       17,077,500
---------------------------------------------------------------
                                                     31,163,000
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.31%

Key Plastics Holdings,
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.25%, 03/15/07(d)   23,770,000        2,495,850
---------------------------------------------------------------
Trans-Resources, Inc.-Series B,
  Sr. Unsec. Disc. Notes, 12.00%,
    03/15/08(a)                     11,750,000        1,233,750
---------------------------------------------------------------
  Sr. Unsec. Notes, 10.75%,
    03/15/08                        19,000,000        3,895,000
---------------------------------------------------------------
                                                      7,624,600
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.42%

Convergent Communications-Series
  B, Sr. Unsec. Notes, 13.00%,
  04/01/08                          23,540,000       16,536,850
---------------------------------------------------------------
Exodus Communications, Inc., Sr.
  Unsec. Notes, 11.25%, 07/01/08    18,425,000       18,332,875
---------------------------------------------------------------
                                                     34,869,725
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.63%

Equinix Inc., Sr. Notes, 13.00%,
  12/01/07(b)(e)                    15,110,000       15,601,075
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-3.05%

Cybernet Internet Services
  International, Inc.,
  Conv. Unsec. Sub. Notes,
    13.00%, 08/15/09(a)(e)          11,250,000        5,203,125
---------------------------------------------------------------
  Sr. Notes, 14.00%, 07/01/09       24,000,000       10,620,000
---------------------------------------------------------------
Earthwatch Inc.,
  Sr. Disc. Notes, 13.00%,
    07/15/07 (Acquired 07/07/99;
    Cost $23,276,740)(a)(b)(c)      34,000,000       23,715,000
---------------------------------------------------------------
  Sr. Notes, 12.50%, 03/01/05
    (Acquired 03/14/97-09/01/99;
    Cost $15,500,000)(c)            22,320,000       15,679,800
---------------------------------------------------------------
Globix Corp., Sr. Unsec. Notes,
  12.50%, 02/01/10                  24,000,000       19,860,000
---------------------------------------------------------------
                                                     75,077,925
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
CONSTRUCTION (CEMENT & AGGREGATES)-0.40%

Schuff Steel Co., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08     $14,000,000   $    9,870,000
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.95%

Fleming Companies, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.63%, 07/31/07                  27,700,000       23,406,500
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.73%

Cherokee International LCC-Series
  B, Sr. Unsec. Sub. Notes,
  10.50%, 05/01/09                  20,600,000       17,819,000
---------------------------------------------------------------

ENGINEERING & CONSTRUCTION-0.67%

Morrison Knudsen Corp., Sr.
  Notes, 11.00%, 07/01/10
  (Acquired 06/28/00; Cost
  $16,467,566)(c)                   16,590,000       16,548,525
---------------------------------------------------------------

ENTERTAINMENT-0.51%

Callahan Nordrhein Westfalen
  (Denmark), Sr. Yankee Notes,
  14.00%, 07/15/10 (Acquired
  06/29/00; Cost $12,500,000)(c)    12,500,000       12,515,625
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.04%

Madison River Capital, Sr. Notes,
  13.25%, 03/01/10(e)               17,700,000       16,195,500
---------------------------------------------------------------
ONO Finance PLC (United Kingdom),
  Sr. Gtd. Sub. Euro Notes,
  13.00%, 05/01/09                   9,500,000        9,357,500
---------------------------------------------------------------
                                                     25,553,000
---------------------------------------------------------------

FOODS-0.45%

Volume Services America Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.25%,
  03/01/09                          12,000,000       11,040,000
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES-2.94%

MGM Grand, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 9.75%, 06/01/07       12,240,000       12,484,800
---------------------------------------------------------------
Resort at Summerlin LP-Series B,
  Sr. Unsec. Sub. Notes, 13.00%,
  12/15/07                          25,769,000       16,878,695
---------------------------------------------------------------
Venetian Casino Resort LLC, Sec.
  Gtd. Mortgage Notes, 12.25%,
  11/15/04                          42,200,000       42,833,000
---------------------------------------------------------------
                                                     72,196,495
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.68%

King Pharmaceuticals, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.75%,
  02/15/09                          19,300,000       20,072,000
---------------------------------------------------------------
Warner Chilcott, Inc., Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08(e)   20,650,000       21,166,250
---------------------------------------------------------------
                                                     41,238,250
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.37%

Triad Hospitals, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 05/15/09                   8,915,000        9,182,450
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.48%

DJ Orthopedics, LLC, Sr. Unsec.
  Gtd. Sub. Notes, 12.63%,
  06/15/09                          12,400,000       11,873,000
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
HEALTH CARE (SPECIALIZED SERVICES)-0.15%

Team Health Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  03/15/09                         $ 4,335,000   $    3,728,100
---------------------------------------------------------------

HOMEBUILDING-0.27%

Lennar Corp., Sr. Notes, 9.95%,
  05/01/10(e)                        6,775,000        6,673,375
---------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES-1.97%

Falcon Products, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  11.38%, 06/15/09                  12,065,000       11,642,725
---------------------------------------------------------------
O'Sullivan Industries, Inc., Sr.
  Sub. Notes, 13.38%,
  10/15/09(b)(e)                    21,000,000       20,317,500
---------------------------------------------------------------
Winsloew Furniture, Inc.-Series
  B, Sr. Gtd. Sub. Notes, 12.75%,
  08/15/07                          17,870,000       16,529,750
---------------------------------------------------------------
                                                     48,489,975
---------------------------------------------------------------

IRON & STEEL-0.71%

Acme Metals Inc., Sr. Unsec. Gtd.
  Notes, 10.88%, 12/15/07(d)        28,939,000        4,485,545
---------------------------------------------------------------
GS Technologies Operating Co.,
  Inc., Sr. Gtd. Notes, 12.00%,
  09/01/04                          13,285,000        3,387,675
---------------------------------------------------------------
Sheffield Steel Corp.-Series B,
  First Mortgage Notes, 11.50%,
  12/01/05                          13,500,000        9,517,500
---------------------------------------------------------------
                                                     17,390,720
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.92%

Marvel Enterprises, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  06/15/09                          29,375,000       22,692,188
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.54%

National Equipment
  Services-Series B, Sr. Unsec.
  Sub. Notes, 10.00%, 11/30/04      16,000,000       13,360,000
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.09%

Anthony Crane Rentals LP-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 08/01/08                  21,085,000       13,810,675
---------------------------------------------------------------
Glenoit Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 04/15/07(d)   24,915,000        3,612,675
---------------------------------------------------------------
Jordan Industries, Inc.-Series D,
  Sr. Unsec. Notes, 10.38%,
  08/01/07                          10,000,000        9,350,000
---------------------------------------------------------------
                                                     26,773,350
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-5.10%

Berry Plastics Corp.,
  Sr. Gtd. Sub. Notes, 12.25%,
    04/15/04                        13,000,000       12,285,000
---------------------------------------------------------------
  Series C, Sr. Gtd. Sub. Notes,
    12.25%, 04/15/04                 4,750,000        4,530,313
---------------------------------------------------------------
Brand Scaffold Services, Inc.,
  Sr. Unsec. Notes, 10.25%,
  02/15/08                          20,800,000       18,408,000
---------------------------------------------------------------
First Wave Marine, Inc., Sr.
  Unsec. Notes, 11.00%, 02/01/08    22,835,000       13,130,125
---------------------------------------------------------------
Flextronics International Ltd.
  (Singapore), Sr. Sub Yankee
  Notes, 9.88%, 07/01/10
  (Acquired 06/26/00; Cost
  $6,151,640)(c)                     6,200,000        6,308,500
---------------------------------------------------------------
Knowles Electronics, Inc., Sr.
  Sub. Notes, 13.13%, 10/15/09(e)   17,000,000       14,705,000
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
MANUFACTURING (SPECIALIZED)-(CONTINUED)

MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                         $17,640,000   $   17,375,400
---------------------------------------------------------------
Neenah Corp.,
  Series B, Sr. Sub. Notes,
    11.13%, 05/01/07                 4,000,000        3,080,000
---------------------------------------------------------------
  Series D, Sr. Sub. Notes,
    11.13%, 05/01/07                15,000,000       11,550,000
---------------------------------------------------------------
Omega Cabinets, Sr. Sub. Notes,
  10.50%, 06/15/07                  16,740,000       15,149,700
---------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes,
  12.75%, 06/15/10 (Acquired
  06/15/10; Cost $8,580,810)(c)      8,700,000        8,721,750
---------------------------------------------------------------
                                                    125,243,788
---------------------------------------------------------------

METALS MINING-1.71%

Centaur Mining and Exploration
  Ltd. (Australia), Sr. Gtd.
  Yankee Notes, 11.00%, 12/01/07    28,800,000       23,184,000
---------------------------------------------------------------
Doe Run Resources Corp.
  (The)-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 11.25%, 03/15/05      21,000,000        8,505,000
---------------------------------------------------------------
Metal Management, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.00%,
  05/15/08                          20,500,000       10,352,500
---------------------------------------------------------------
                                                     42,041,500
---------------------------------------------------------------

NATURAL GAS-0.50%

Western Gas Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.00%,
  06/15/09                          12,000,000       12,240,000
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.36%

Global Imaging Systems, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.75%,
  02/15/07                          10,300,000        8,909,500
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.53%

Pride International, Inc., Sr.
  Unsec. Notes, 10.00%, 06/01/09    12,735,000       13,053,375
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-4.09%

Abraxas Petroleum Corp.,
  Series A, Sr. Gtd. Sub. Notes,
  11.50%, 11/01/04                   8,644,000        6,958,420
---------------------------------------------------------------
  Series B, Sr. Sec. Gtd. Notes,
  12.88%, 03/15/03                  13,000,000       13,422,500
---------------------------------------------------------------
Comstock Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.25%,
  05/01/07                          17,275,000       17,620,500
---------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec.
  Notes, 11.75%, 11/15/09           23,750,000       23,868,750
---------------------------------------------------------------
Pioneer Natural Resources Co.,
  Sr. Unsec. Gtd. Notes, 9.63%,
  04/01/10                          13,000,000       13,520,000
---------------------------------------------------------------
Pogo Producing Co.-Series B, Sr.
  Unsec. Sub. Notes, 10.38%,
  02/15/09                          18,335,000       18,793,375
---------------------------------------------------------------
Queen Sand Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.50%,
  07/01/08                          13,145,000        6,441,050
---------------------------------------------------------------
                                                    100,624,595
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
OIL & GAS (REFINING & MARKETING)-0.63%

Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.13%,
  07/01/06                         $17,980,000   $   15,372,900
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.78%

Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                  18,370,000       19,265,538
---------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.82%

Panda Funding Corp., Series A-1,
  Pooled Project Bonds, 11.63%,
  08/20/12                          20,439,125       20,132,538
---------------------------------------------------------------

RAILROADS-1.58%

RailWorks Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.50%, 04/15/09      16,400,000       15,826,000
---------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr.
  Yankee Gtd. Disc. Notes,
  11.75%, 06/15/09(a)               33,150,000       22,956,375
---------------------------------------------------------------
                                                     38,782,375
---------------------------------------------------------------

RESTAURANTS-0.14%

AFC Enterprises, Sr. Unsec. Sub.
  Notes, 10.25%, 05/15/07            3,625,000        3,480,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-1.54%

CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06        14,245,000       13,176,625
---------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08           27,650,000       17,281,250
---------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.00%,
  08/15/08                           7,520,000        7,332,000
---------------------------------------------------------------
                                                     37,789,875
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.89%

Big 5 Corp.-Series B, Sr. Unsec.
  Notes, 10.88%, 11/15/07           17,315,000       16,102,950
---------------------------------------------------------------
J. Crew Operating Corp., Sr. Sub.
  Notes, 10.38%, 10/15/07            7,000,000        5,722,500
---------------------------------------------------------------
                                                     21,825,450
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.68%

MDC Corp. Inc. (Canada), Sr.
  Unsec. Sub. Yankee Notes,
  10.50%, 12/01/06                  17,420,000       16,810,300
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.78%

Avis Group Holdings, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  05/01/09                          18,400,000       19,274,000
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.58%

MSX International, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.38%,
  01/15/08                          14,930,000       14,183,500
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-9.75%

AirGate PCS, Inc., Sr. Disc. Sub.
  Notes, 13.50%, 10/01/09(a)(b)     28,400,000       16,898,000
---------------------------------------------------------------
Alamosa PCS Holdings, Inc., Sr.
  Unsec. Gtd. Disc. Notes,
  12.88%, 02/15/10(a)               25,300,000       13,282,500
---------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Notes, 10.75%, 08/01/11       10,000,000       10,200,000
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS)-(CONTINUED)

  Sr. Unsec. Disc. Notes, 10.63%,
    11/15/07(a)                    $18,144,000   $   13,562,640
---------------------------------------------------------------
IPCS, Inc., Sr. Disc. Notes,
  14.00%, 07/15/10 (Acquired
  06/30/00; Cost
  $2,998,839)(a)(b)(c)               5,900,000        3,068,000
---------------------------------------------------------------
KMC Telecom Holdings, Inc., Sr.
  Unsec. Notes, 13.50%, 05/15/09    18,000,000       15,930,000
---------------------------------------------------------------
Metrocall, Inc., Sr. Sub. Notes,
  11.88%, 06/15/05                  19,650,000       14,049,750
---------------------------------------------------------------
Nextel Communications, Inc., Sr.
  Notes, 12.00%, 11/01/08           29,040,000       31,363,200
---------------------------------------------------------------
Nextel International, Inc., Sr.
  Unsec. Disc. Notes, 12.13%,
  04/15/08(a)                       37,500,000       24,627,375
---------------------------------------------------------------
Orion Network Systems, Inc., Sr.
  Gtd. Sub. Notes, 11.25%,
  01/15/07                          20,300,000       11,875,500
---------------------------------------------------------------
Powertel, Inc., Sr. Unsec. Disc.
  Notes, 12.00%, 05/01/06(a)        38,000,000       35,429,680
---------------------------------------------------------------
Spectrasite Holdings, Inc.,
  Sr. Disc. Notes, 12.00%,
    07/15/08(a)                     30,300,000       20,149,500
---------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 11.25%,
    04/15/09(a)                     21,230,000       12,419,550
---------------------------------------------------------------
UbiquiTel Operating Co., Sr. Gtd.
  Disc. Notes, 14.00%,
  04/15/10(a)(b)(e)                 28,700,000       16,753,625
---------------------------------------------------------------
                                                    239,609,320
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-8.43%

360 networks Inc. (Canada),
  Sr. Unsec. Yankee Notes,
    12.00%, 08/01/09                17,210,000       16,435,550
---------------------------------------------------------------
  Sr. Yankee Notes, 12.50%,
    12/15/05                         9,065,000        9,336,950
---------------------------------------------------------------
Destia Communications, Inc., Sr.
  Unsec. Notes, 13.50%, 07/15/07    20,200,000       18,079,000
---------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee
  Notes, 11.50%, 12/15/07           19,500,000       15,307,500
---------------------------------------------------------------
FirstCom Corp., Sr. Notes,
  14.00%, 10/27/07                  30,990,000       33,856,575
---------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Sec. Notes, 11.75%,
  08/01/04                          20,000,000       16,100,000
---------------------------------------------------------------
RSL Communications PLC (United
  Kingdom),
  Sr. Unsec. Gtd. Yankee Notes,
    12.88%, 03/01/10 (Acquired
    02/14/00-03/23/00; Cost
    $15,451,800)(c)                 15,740,000       11,726,300
---------------------------------------------------------------
    12.00%, 11/01/08                14,500,000       10,657,500
---------------------------------------------------------------
Versatel Telecom International
  N.V. (Netherlands),
  Sr. Unsec. Yankee Notes,
    13.25%, 05/15/08                12,810,000       13,130,250
---------------------------------------------------------------
  Sr. Yankee Notes, 13.25%,
    05/15/08                        19,100,000       19,577,500
---------------------------------------------------------------
Viatel, Inc.,
  Sr. Sec. Notes, 11.25%,
    04/15/08                        28,250,000       21,328,750
---------------------------------------------------------------
  Sr. Unsec. Notes, 11.50%,
    03/15/09(e)                     28,417,000       21,739,005
---------------------------------------------------------------
                                                    207,274,880
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
TELEPHONE-10.03%

Alestra S.A. (Mexico),
  Sr. Unsec. Yankee Notes,
    12.13%, 05/15/06(e)            $12,000,000   $   11,160,000
---------------------------------------------------------------
  Sr. Yankee Notes, 12.63%,
    05/15/09(e)                      7,535,000        6,781,500
---------------------------------------------------------------
GT Group Telecom Inc. (Canada),
  Sr. Disc. Yankee Notes, 13.25%,
  02/01/10(a)(b)(e)                 28,900,000       16,039,500
---------------------------------------------------------------
ICG Services, Inc., Sr. Unsec.
  Disc. Notes, 10.00%,
  02/15/08(a)                       79,650,000       44,288,586
---------------------------------------------------------------
IMPSAT Fiber Networks, Inc., Sr.
  Yankee Notes, 13.75%, 02/15/05
  (Acquired 02/11/00; Cost
  $12,000,000)(c)                   12,000,000       10,860,000
---------------------------------------------------------------
Intermedia Communications,
  Inc.-Series B, Sr. Disc. Notes,
  11.25%, 07/15/07(a)               24,720,000       19,652,400
---------------------------------------------------------------
Logix Communications Enterprises,
  Sr. Unsec. Notes, 12.25%,
  06/15/08                          53,750,000       18,946,875
---------------------------------------------------------------
NEXTLINK Communications, Inc.,
  Sr. Disc. Notes, 12.13%,
    12/01/09(a)(e)                  23,500,000       13,747,500
---------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 12.25%,
    06/01/09(a)                     25,855,000       16,159,375
---------------------------------------------------------------
NTL Communications Corp.-Series
  B, Sr. Unsec. Notes, 11.50%,
  10/01/08                          12,320,000       12,381,600
---------------------------------------------------------------
PF.Net Communications Inc., Sr.
  Notes, 13.75%, 05/15/10
  (Acquired 05/05/00; Cost
  $18,200,000)(b)(c)                18,200,000       18,427,500
---------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd.
  Yankee Sub. Notes, 11.25%,
  12/01/09                          11,400,000       11,628,000
---------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec.
  Notes, 15.00%, 07/01/08           42,500,000       46,431,250
---------------------------------------------------------------
                                                    246,504,086
---------------------------------------------------------------

TEXTILES (APPAREL)-0.49%

Cabot Safety Corp., Sr. Sub.
  Notes, 12.50%, 07/15/05           11,975,000       12,034,875
---------------------------------------------------------------

TRUCKERS-0.56%

Travelcenters of America, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/01/07                  13,530,000       13,699,125
---------------------------------------------------------------

TRUCKS & PARTS-1.27%

FleetPride Inc., Sr. Unsec. Gtd.
  Sub. Notes, 12.00%, 08/01/05      10,665,000        7,732,125
---------------------------------------------------------------
North American Van Lines Inc.,
  Sr. Sub. Notes, 13.38%,
  12/01/09(e)                       24,750,000       23,388,750
---------------------------------------------------------------
                                                     31,120,875
---------------------------------------------------------------

WASTE MANAGEMENT-2.12%

Allied Waste North America
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 08/01/09(e)   61,990,000       52,071,600
---------------------------------------------------------------
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $2,562,241,584)                             2,168,998,325
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
STOCKS & OTHER EQUITY INTERESTS-5.09%

BROADCASTING (TELEVISION, RADIO & CABLE)-0.16%

UnitedGlobalCom Inc.-Class A(f)         83,896   $    3,922,138
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.08%

Earthwatch Inc.-Series C, $1.20,
  Conv. Pfd. (Acquired 03/14/97;
  Cost $4,824)(c)                      103,236        1,884,057
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.03%

Tenet Healthcare Corp.(f)               26,460          714,420
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.04%

Abraxas Petroleum Corp.(f)             736,227        1,104,340
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.06%

Convergent Communications,
  Inc.(f)                              179,280        1,434,240
---------------------------------------------------------------

SHIPPING-0.03%

Pegasus Shipping Hellas Co.
  (Bermuda)                             15,000          825,000
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-3.11%

AirGate PCS, Inc.(f)                    61,003        3,206,470
---------------------------------------------------------------
Celcaribe S.A., Ordinary Trust
  Ctfs. (Acquired
  05/17/94-01/23/97; Cost
  $0)(c)(f)                          2,276,400        2,845,500
---------------------------------------------------------------
Clearnet Communications
  Inc.-Class A-ADR (Canada)(f)         100,716        2,796,443
---------------------------------------------------------------
Dobson Communications
  Corp.-$122.50 PIK Pfd                 22,097       22,041,757
---------------------------------------------------------------
Microcell Telecommunications
  Inc.-Class B-ADR (Canada)(f)         253,257        9,148,909
---------------------------------------------------------------
Nextel Communications, Inc.-Class
  A(f)                                 104,390        6,387,363
---------------------------------------------------------------
Powertel, Inc.(f)                       45,663        3,239,219
---------------------------------------------------------------
WebLink Wireless, Inc.(f)            1,260,940       16,707,455
---------------------------------------------------------------
World Access, Inc.-Series D,
  Conv. Pfd. (Acquired 03/03/00;
  Cost $16,365,448)(c)(f)               15,511        9,965,818
---------------------------------------------------------------
                                                     76,338,934
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-1.55%

FirstCom Corp.(f)                      804,650       12,120,041
---------------------------------------------------------------
Primus Telecommunications Group,
  Inc.(f)                               34,902          868,187
---------------------------------------------------------------
RSL Communications, Ltd.-Class A
  (United Kingdom)(f)                  179,444        2,052,391
---------------------------------------------------------------
Versatel Telecom International
  N.V.-ADR (Netherlands)(f)            452,021       19,493,406
---------------------------------------------------------------
Viatel, Inc.(f)                        121,387        3,467,116
---------------------------------------------------------------
                                                     38,001,141
---------------------------------------------------------------

TELEPHONE-0.03%

ICG Communications, Inc.(f)             39,600          873,675
---------------------------------------------------------------
    Total Stocks & Other Equity
      Interests (Cost
      $73,323,866)                                  125,097,945
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
WARRANTS & OTHER INTERESTS-0.35%

BROADCASTING (TELEVISION, RADIO & CABLE)-0.00%

Knology Inc., expiring 10/22/07
  (Acquired 03/12/98-02/01/00;
  Cost $270)(c)                         47,295   $      118,238
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.00%

Sterling Chemicals Holdings,
  expiring 08/15/08                      7,500           65,625
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.00%

Equinix Inc., expiring 12/01/07
  (Acquired 05/30/00; Cost
  $0)(c)(g)                             15,110                0
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.02%

Cybernet Internet Services
  International, Inc., expiring
  07/01/09 (Acquired 10/18/99;
  Cost $0)(c)(g)                        23,000          465,901
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.00%

Electronic Retailing Systems
  International, Inc., expiring
  02/01/04                              18,802           19,014
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES-0.00%

Resort At Summerlin LP, expiring
  12/15/07                              21,197                0
---------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES-0.05%

O'Sullivan Industries, Inc.,
  expiring 11/05/09(g)                  42,000          945,067
---------------------------------------------------------------
Winsloew Furniture, Inc.,
  expiring 08/15/07 (Acquired
  12/06/99; Cost $0)(c)(g)              17,870          178,700
---------------------------------------------------------------
                                                      1,123,767
---------------------------------------------------------------

IRON & STEEL-0.00%

Bar Technologies, Inc., expiring
  04/01/01(g)                            6,000                0
---------------------------------------------------------------

METAL FABRICATORS-0.00%

Gulf States Steel, Inc., expiring
  04/15/03(h)                           15,990              160
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.00%

Abraxas Petroleum Corp.-Rts(i)         736,228                0
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.05%

Cellnet Data System, expiring
  10/01/07 (Acquired
  09/24/97-10/15/97; Cost
  $0)(c)(g)                             10,000            2,600
---------------------------------------------------------------
Globalstar Telecom, expiring
  02/15/04 (Acquired 01/05/00;
  Cost $11,790)(c)                          45                0
---------------------------------------------------------------
KMC Telecom Holdings, Inc.,
  expiring 04/15/08                         35              163
---------------------------------------------------------------
Nextel International, Inc.,
  expiring 04/15/07(g)                  39,500        1,194,875
---------------------------------------------------------------
                                                      1,197,638
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.00%

Long Distance International,
  Inc., expiring 04/13/08(g)            25,620                0
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TELEPHONE-0.23%

Esat Telecom Group PLC (Ireland),
  expiring 02/01/07 (Acquired
  06/16/97-01/05/00; Cost
  $7,245)(c)                            25,565   $    5,560,644
---------------------------------------------------------------
    Total Warrants & Other
      Interests (Cost $414,303)                       8,550,987
---------------------------------------------------------------
                                    PRINCIPAL
                                     AMOUNT
U.S. TREASURY NOTES-3.94%

  6.63%, 05/31/02                  $34,000,000       34,150,620
---------------------------------------------------------------
  6.75%, 05/15/05                   38,000,000       38,908,580
---------------------------------------------------------------
  6.50%, 02/15/10                   23,000,000       23,790,740
---------------------------------------------------------------
                                                     96,849,940
---------------------------------------------------------------
    Total U.S. Treasury Notes
      (Cost $96,364,844)                             96,849,940
---------------------------------------------------------------
                                                     MARKET
                                     SHARES          VALUE
MONEY MARKET FUNDS-1.72%

STIC Liquid Assets Portfolio(j)     21,067,923   $   21,067,923
---------------------------------------------------------------
STIC Prime Portfolio(j)             21,067,923       21,067,923
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $42,135,846)                             42,135,846
---------------------------------------------------------------

TOTAL INVESTMENTS-99.34% (Cost
  $2,774,480,443)                                 2,441,633,043
---------------------------------------------------------------

OTHER ASSETS LESS
  LIABILITIES-0.66%                                  16,324,930
---------------------------------------------------------------

NET ASSETS-100.00%                               $2,457,957,973
===============================================================

Investment Abbreviations:
ADR   - American Depositary Receipt     PIK    - Payment In Kind
Conv. - Convertible                     Rts.   - Rights
Ctfs. - Certificates                    Sec.   - Secured
Deb.  - Debentures                      Sr.    - Senior
Disc. - Discounted                      Sub.   - Subordinated
Gtd.  - Guaranteed                      Unsec. - Unsecured
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit contains warrants that enable the holder to purchase shares of the issuer at a predetermined price.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/00 was $160,998,508 which represented 6.55% of the Fund's net assets.
(d) Defaulted security. Currently, the issuer is in default with respect to a portion of interest payments.
(e) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(f) Non-income producing security.
(g) Acquired as a part of a unit with or in exchange for other securities.
(h) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 06/30/00 represented 0.00% of the Fund's net assets.
(i) Security fair valued in accordance with the procedures established by the Board of Trustees.
(j) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES


                                                                               JUNE 30, 2000
                                                              JULY 31, 2000     (UNAUDITED)
                                                              --------------   --------------
ASSETS:

Investments, at market value (cost
  $2,686,949,204 and $2,774,480,443,
  respectively)                                               $2,356,457,846   $2,441,633,043
---------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                19,441,006       14,666,345
---------------------------------------------------------------------------------------------
  Fund shares sold                                                 2,552,311        3,733,151
---------------------------------------------------------------------------------------------
  Dividends and interest                                          58,427,054       57,648,913
---------------------------------------------------------------------------------------------
Investment for deferred compensation plan                             87,353           84,858
---------------------------------------------------------------------------------------------
Other assets                                                         262,688           14,989
---------------------------------------------------------------------------------------------
    Total assets                                               2,437,228,258    2,517,781,299
---------------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                           38,204,370       34,693,114
---------------------------------------------------------------------------------------------
  Fund shares reacquired                                          11,575,972        9,384,520
---------------------------------------------------------------------------------------------
  Dividends                                                       10,792,466       11,874,999
---------------------------------------------------------------------------------------------
  Deferred compensation plan                                          87,353           84,858
---------------------------------------------------------------------------------------------
Accrued advisory fees                                                981,404          993,902
---------------------------------------------------------------------------------------------
Accrued administrative services fees                                  15,047           14,723
---------------------------------------------------------------------------------------------
Accrued distribution fees                                          1,517,739        2,408,880
---------------------------------------------------------------------------------------------
Accrued trustees' fees                                                   439            3,233
---------------------------------------------------------------------------------------------
Accrued transfer agent fees                                          344,285          328,861
---------------------------------------------------------------------------------------------
Accrued operating expenses                                           222,576           36,236
---------------------------------------------------------------------------------------------
    Total liabilities                                             63,741,651       59,823,326
---------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $2,373,486,607   $2,457,957,973
=============================================================================================

NET ASSETS:

Class A                                                       $1,056,453,189   $1,090,533,020
=============================================================================================
Class B                                                       $1,206,736,726   $1,252,962,645
=============================================================================================
Class C                                                       $  110,296,692   $  114,462,308
=============================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                          150,860,590      153,636,597
=============================================================================================
Class B                                                          172,126,117      176,303,478
=============================================================================================
Class C                                                           15,771,552       16,145,681
=============================================================================================
Class A:
  Net asset value and redemption price per share              $         7.00   $         7.10
---------------------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value divided
    by 95.25%)                                                $         7.35   $         7.45
=============================================================================================
Class B:
  Net asset value and offering price per share                $         7.01   $         7.11
=============================================================================================
Class C:
  Net asset value and offering price per share                $         6.99   $         7.09
=============================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                                                                               SIX MONTHS
                                                              SEVEN MONTHS        ENDED
                                                                  ENDED       JUNE 30, 2000      YEAR ENDED
                                                              JULY 31, 2000    (UNAUDITED)    DECEMBER 31, 1999
                                                              -------------   -------------   -----------------
INVESTMENT INCOME:

Interest                                                      $ 180,465,440   $ 155,351,624     $ 375,366,595
---------------------------------------------------------------------------------------------------------------
Dividends                                                                --              --         1,457,300
---------------------------------------------------------------------------------------------------------------
Dividends -- affiliated issuers                                   2,209,329       2,051,763           936,102
---------------------------------------------------------------------------------------------------------------
    Total investment income                                     182,674,769     157,403,387       377,759,997
---------------------------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     7,537,550       6,556,146        16,396,698
---------------------------------------------------------------------------------------------------------------
Administrative services fee                                         107,029          91,982           177,468
---------------------------------------------------------------------------------------------------------------
Custodian fees                                                       81,232          64,443           235,619
---------------------------------------------------------------------------------------------------------------
Distribution fees -- Class A                                      1,735,976       1,506,774         3,885,854
---------------------------------------------------------------------------------------------------------------
Distribution fees -- Class B                                      7,941,484       6,887,276        17,586,035
---------------------------------------------------------------------------------------------------------------
Distribution fees -- Class C                                        700,789         604,019         1,307,654
---------------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class A                                    1,019,300         869,910         2,097,314
---------------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class B                                    1,249,466       1,074,312         2,604,737
---------------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class C                                      110,253          94,233           193,682
---------------------------------------------------------------------------------------------------------------
Trustees' fees                                                        7,321           6,275            27,921
---------------------------------------------------------------------------------------------------------------
Other                                                               550,567         447,527         1,290,693
---------------------------------------------------------------------------------------------------------------
    Total expenses                                               21,040,967      18,202,897        45,803,675
---------------------------------------------------------------------------------------------------------------
Less: Expenses paid indirectly                                      (45,044)        (37,293)         (175,176)
---------------------------------------------------------------------------------------------------------------
    Net expenses                                                 20,995,923      18,165,604        45,628,499
---------------------------------------------------------------------------------------------------------------
Net investment income                                           161,678,846     139,237,783       332,131,498
---------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

Net realized gain (loss) from investment securities            (248,282,272)   (212,556,807)     (269,838,431)
---------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (113,824,748)   (116,180,790)        1,279,047
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investment securities                       (362,107,020)   (328,737,597)     (268,559,384)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(200,428,174)  $(189,499,814)    $  63,572,114
===============================================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                               SEVEN MONTHS        ENDED             YEAR             YEAR
                                                                  ENDED           JUNE 30,          ENDED            ENDED
                                                                 JULY 31,           2000         DECEMBER 31,     DECEMBER 31,
                                                                   2000         (UNAUDITED)          1999             1998
                                                              --------------   --------------   --------------   --------------

OPERATIONS:

  Net investment income                                       $  161,678,846   $  139,237,783   $ 332,131,498    $  336,256,233
-------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (248,282,272)    (212,556,807)   (269,838,431)     (188,887,632)
-------------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (113,824,748)    (116,180,790)      1,279,047      (359,473,146)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations                                               (200,428,174)    (189,499,814)     63,572,114      (212,104,545)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (77,895,270)     (67,278,486)   (159,655,684)     (170,021,135)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (81,662,712)     (70,584,600)   (165,609,472)     (158,792,161)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         (7,223,368)      (6,207,027)    (12,356,480)       (6,792,770)
-------------------------------------------------------------------------------------------------------------------------------
Return of capital distributions:
  Class A                                                         (2,891,943)              --      (2,837,931)               --
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         (3,303,456)              --      (3,209,458)               --
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                           (292,296)              --        (239,296)               --
-------------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                                 --       (3,427,039)       (520,904)               --
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                 --       (3,595,446)       (589,357)               --
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                 --         (316,174)        (43,823)               --
-------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (141,076,710)    (121,569,405)   (181,118,609)      142,435,247
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (163,296,867)    (133,739,372)   (116,020,002)      448,570,951
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         (2,482,351)         135,582      27,659,521       101,384,122
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                       (680,553,147)    (596,081,781)   (550,969,381)      144,679,709
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          3,054,039,754    3,054,039,754   3,605,009,135     3,460,329,426
-------------------------------------------------------------------------------------------------------------------------------
  End of period                                               $2,373,486,607   $2,457,957,973   $3,054,039,754   $3,605,009,135
===============================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $3,422,514,855   $3,480,685,283   $3,735,858,478   $4,011,736,919
-------------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                             (3,613,421)     (12,271,700)       (100,711)        5,490,138
-------------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (714,923,469)    (677,608,210)   (465,051,403)     (194,272,265)
-------------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (330,491,358)    (332,847,400)   (216,666,610)     (217,945,657)
-------------------------------------------------------------------------------------------------------------------------------
                                                              $2,373,486,607   $2,457,957,973   $3,054,039,754   $3,605,009,135
===============================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000 the Fund was organized as a series portfolio of AIM Funds Group. At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. Pursuant to the Reorganization, the Fund's fiscal year-end was changed from December 31 to July 31. This report includes financial information for the period ended July 31, 2000 (seven months), the six months ended June 30, 2000 and the year ended December 31, 1999. Financial information for the six months ended June 30, 2000 is unaudited. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high-risk" securities (commonly referred to as junk bonds). These bonds may involve special risks in addition to the risks associated with higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
     A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On July 31, 2000, undistributed net investment income was increased by $8,077,489, undistributed net realized gains decreased by $1,589,794 and paid-in capital was decreased by $6,487,695 a result of differing book/tax treatment of market discount and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.
 C. Distributions -- Distributions from income are declared daily and paid monthly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The

   Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $713,198,778 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.
E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.
F. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM was paid $107,029, $91,982 and $177,468, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AFS was paid $1,463,943, $1,272,274 and $2,941,102, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the seven-month period ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $1,735,976, $7,941,484 and $700,789, respectively, as compensation under the Plans. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $1,506,774, $6,887,276 and $604,019, respectively, as compensation under the Plans. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $3,885,854, $17,586,035 and $1,307,654, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $265,022, $234,338 and $800,330 from sales of the Class A shares of the Fund during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM Distributors received $136,582, $127,185 and $423,986, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors. During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund paid legal fees of $4,817, $3,776 and $9,734, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trust's trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $18,336, $15,037 and $39,420, respectively, and reductions in custodian fees of $26,708, $22,256 and $135,756, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $45,044, $37,293 and $175,176 for the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the seven months ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.
NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the seven-month period ended July 31, 2000 was $586,121,511 and $829,386,205, respectively, and during the six months ended June 30, 2000 was $495,609,987 and $692,814,640, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, is as follows:

                                                  JUNE 30,
                                  JULY 31,          2000
                                    2000         (UNAUDITED)
                                -------------   -------------
Aggregate unrealized
  appreciation of investment
  securities                    $ 109,030,572   $ 103,969,470
-------------------------------------------------------------
Aggregate unrealized
  (depreciation) of investment
  securities                     (441,246,620)   (440,300,434)
-------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investment
  securities                    $(332,216,048)  $(336,330,964)
=============================================================
Cost of investments for tax purposes for the seven months
  ended July 31, 2000 and the six months ended June 30, 2000 are $2,688,673,894 and $2,777,964,007, respectively.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998 were as follows:

                                                             JUNE 30, 2000
                               JULY 31, 2000                  (UNAUDITED)                  DECEMBER 31, 1999
                        ---------------------------   ---------------------------   -------------------------------
                          SHARES         AMOUNT         SHARES         AMOUNT          SHARES           AMOUNT
                        -----------   -------------   -----------   -------------   -------------   ---------------
Sold:
  Class A                29,346,531   $ 221,060,411    27,824,466   $ 210,254,406      87,500,179   $   744,553,292
-------------------------------------------------------------------------------------------------------------------
  Class B                18,742,023     140,014,267    17,869,910     128,818,625      46,805,949       400,392,138
-------------------------------------------------------------------------------------------------------------------
  Class C                 6,229,247      47,023,748     5,725,634      42,218,363      10,550,688        89,612,238
-------------------------------------------------------------------------------------------------------------------
Issued as reinvestment
  of dividends:
  Class A                 6,800,148      50,644,208     5,938,164      44,606,398      12,419,332       104,772,227
-------------------------------------------------------------------------------------------------------------------
  Class B                 5,317,053      39,676,757     3,922,082      34,822,144      10,055,937        84,833,641
-------------------------------------------------------------------------------------------------------------------
  Class C                   623,821       4,641,763       366,455       4,059,693         975,391         8,192,752
-------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A               (54,468,978)   (412,781,329)  (49,308,922)   (376,430,209)   (121,294,314)   (1,030,444,128)
-------------------------------------------------------------------------------------------------------------------
  Class B               (45,276,418)   (342,987,891)  (38,831,973)   (297,380,141)    (71,318,813)     (601,245,781)
-------------------------------------------------------------------------------------------------------------------
  Class C                (7,191,956)    (54,147,862)   (6,056,848)    (46,142,474)     (8,365,761)      (70,145,469)
-------------------------------------------------------------------------------------------------------------------
                        (39,878,529)  $(306,855,928)  (32,551,032)  $(255,173,195)    (32,671,412)  $  (269,479,090)
===================================================================================================================


                              DECEMBER 31, 1998
                        ------------------------------
                           SHARES          AMOUNT
                        ------------   ---------------
Sold:
  Class A                113,312,954   $ 1,099,027,598
------------------------------------------------------
  Class B                 81,983,594       793,346,240
------------------------------------------------------
  Class C                 31,084,188       309,774,327
------------------------------------------------------
Issued as reinvestment
  of dividends:
  Class A                 11,706,241       112,173,341
------------------------------------------------------
  Class B                  8,418,057        80,427,189
------------------------------------------------------
  Class C                    480,845         4,500,556
------------------------------------------------------
Reacquired:
  Class A               (110,296,515)   (1,068,765,692)
------------------------------------------------------
  Class B                (44,848,230)     (425,202,478)
------------------------------------------------------
  Class C                (21,196,339)     (212,890,761)
------------------------------------------------------
                          70,644,795   $   692,390,320
======================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                             ----------------------------------------------------------------------------------------------------
                                                     SIX MONTHS
                                SEVEN MONTHS           ENDED                           YEAR ENDED DECEMBER 31,
                                   ENDED           JUNE 30, 2000     ------------------------------------------------------------
                               JULY 31, 2000        (UNAUDITED)         1999         1998         1997         1996        1995
                             ------------------   ----------------   ----------   ----------   ----------   ----------   --------
Net asset value, beginning
  of period                      $     8.07          $     8.07      $     8.77   $    10.16   $     9.88   $     9.43   $   8.93
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
Income from investment
  operations:
  Net investment income                0.47                0.40            0.85         0.92         0.90         0.92       0.93
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                       (1.03)              (0.93)          (0.66)       (1.40)        0.28         0.46       0.52
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
    Total from investment
      operations                      (0.56)              (0.53)           0.19        (0.48)        1.18         1.38       1.45
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
Less distributions:
  Dividends from net
    investment income                 (0.49)              (0.44)          (0.87)       (0.91)       (0.90)       (0.93)     (0.95)
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
  Return of capital                   (0.02)                 --           (0.02)          --           --           --         --
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
    Total distributions               (0.51)              (0.44)          (0.89)       (0.91)       (0.90)       (0.93)     (0.95)
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
Net asset value, end of
  period                         $     7.00          $     7.10      $     8.07   $     8.77   $    10.16   $     9.88   $   9.43
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Total return(a)                       (7.12)%             (6.56)%          2.21%       (5.10)%      12.52%       15.44%     16.86%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $1,056,453          $1,090,533      $1,364,502   $1,670,863   $1,786,352   $1,272,974   $886,106
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Ratio of expenses to
  average net assets                   0.93%(b)            0.93%(b)        0.92%        0.85%        0.90%        0.97%      0.96%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Ratio of net investment
  income to average net
  assets                              10.79%(b)           10.72%(b)       10.06%        9.45%        9.08%        9.67%      9.95%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Portfolio turnover rate                  23%                 19%             79%          76%          80%          77%        61%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $1,193,177,640 and $1,212,042,030 for July 31, 2000 and June 30, 2000, respectively.

                                                                           CLASS B
                             ----------------------------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                             SEVEN MONTHS ENDED       JUNE 30,                         YEAR ENDED DECEMBER 31,
                                  JULY 31,              2000         ------------------------------------------------------------
                                    2000            (UNAUDITED)         1999         1998         1997         1996        1995
                             ------------------   ----------------   ----------   ----------   ----------   ----------   --------
Net asset value, beginning
  of period                      $     8.07          $     8.07      $     8.76   $    10.16   $     9.88   $     9.42   $   8.92
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
Income from investment
  operations:
  Net investment income                0.44                0.38            0.79         0.84         0.83         0.85       0.85
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                       (1.03)              (0.93)          (0.66)       (1.40)        0.28         0.47       0.52
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
    Total from investment
      operations                      (0.59)              (0.55)           0.13        (0.56)        1.11         1.32       1.37
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
Less distributions:
  Dividends from net
    investment income                 (0.45)              (0.41)          (0.80)       (0.84)       (0.83)       (0.86)     (0.87)
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
  Return of capital                   (0.02)                 --           (0.02)          --           --           --         --
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
    Total distributions               (0.47)              (0.41)          (0.82)       (0.84)       (0.83)       (0.86)     (0.87)
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
Net asset value, end of
  period                         $     7.01          $     7.11      $     8.07   $     8.76   $    10.16   $     9.88   $   9.42
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Total return(a)                       (7.49)%             (6.99)%          1.46%       (5.90)%      11.71%       14.68%     15.91%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $1,206,737          $1,252,963      $1,559,864   $1,820,899   $1,647,801   $1,068,060   $557,926
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Ratio of expenses to
  average net assets                   1.69%(b)            1.69%(b)        1.68%        1.61%        1.65%        1.68%      1.73%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Ratio of net investment
  income to average net
  assets                              10.03%(b)            9.96%(b)        9.30%        8.69%        8.33%        8.95%      9.18%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Portfolio turnover rate                  23%                 19%             79%          76%          80%          77%        61%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $1,364,593,065 and $1,385,023,658 for July 31, 2000 and June 30, 2000, respectively.

                                                                                     CLASS C
                                                 --------------------------------------------------------------------------------
                                                                                                                   AUGUST 4, 1997
                                                                       SIX MONTHS ENDED         YEAR ENDED          (DATE SALES
                                                 SEVEN MONTHS ENDED        JUNE 30,            DECEMBER 31,          COMMENCED)
                                                      JULY 31,               2000          --------------------          TO
                                                        2000             (UNAUDITED)         1999      1998(a)          1997
                                                 ------------------    ----------------    --------    --------    --------------
Net asset value, beginning of period                  $   8.05             $   8.05        $   8.74    $  10.14       $ 10.04
-----------------------------------------------       --------             --------        --------    --------       -------
Income from investment operations:
  Net investment income                                   0.44                 0.38            0.78        0.82          0.35
-----------------------------------------------       --------             --------        --------    --------       -------
  Net gains (losses) on securities (both
    realized and unrealized)                             (1.03)               (0.93)          (0.65)      (1.38)         0.10
-----------------------------------------------       --------             --------        --------    --------       -------
    Total from investment operations                     (0.59)               (0.55)           0.13       (0.56)         0.45
-----------------------------------------------       --------             --------        --------    --------       -------
Less distributions:
  Dividends from net investment income                   (0.45)               (0.41)          (0.80)      (0.84)        (0.35)
-----------------------------------------------       --------             --------        --------    --------       -------
  Return of capital                                      (0.02)                  --           (0.02)         --            --
-----------------------------------------------       --------             --------        --------    --------       -------
    Total distributions                                  (0.47)               (0.41)          (0.82)      (0.84)        (0.35)
-----------------------------------------------       --------             --------        --------    --------       -------
Net asset value, end of period                        $   6.99             $   7.09        $   8.05    $   8.74       $ 10.14
===============================================       ========             ========        ========    ========       =======
Total return(b)                                          (7.51)%              (7.01)%          1.46%      (5.92)%        4.49%
===============================================       ========             ========        ========    ========       =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $110,297             $114,462        $129,675    $113,246       $26,177
===============================================       ========             ========        ========    ========       =======
Ratio of expenses to average net assets                   1.69%(c)             1.69%(c)        1.68%       1.61%         1.68%(d)
===============================================       ========             ========        ========    ========       =======
Ratio of net investment income to average net
  assets                                                 10.03%(c)             9.96%(c)        9.30%       8.69%         8.30%(d)
===============================================       ========             ========        ========    ========       =======
Portfolio turnover rate                                     23%                  19%             79%         76%           80%
===============================================       ========             ========        ========    ========       =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $120,417,254 and $121,467,555 for July 31, 2000 and June 30, 2000, respectively.
(d) Annualized.

                  INDEPENDENT AUDITORS' REPORT

                  The Board of Trustees and Shareholders of
                  AIM Investment Securities Funds:

                  We have audited the accompanying statement of assets and liabilities of the AIM High Yield Fund II (a series of AIM Investment Securities Funds) including the schedule of investments, as of July 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for the year then ended and for the period September 30, 1998 (date operations commenced) through July 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                    We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
                    In our opinion, the financial statements and financial
                  highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund II as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended and for the period September 30, 1998 (date operations commenced) through July 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

                  /S/  KPMG LLP

                  September 1, 2000
                  Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 2000

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-87.50%

AIR FREIGHT-0.73%

Atlas Air, Inc., Sr. Unsec. Notes,
  10.75%, 08/01/05                   $  980,000   $  1,009,400
--------------------------------------------------------------

AIRLINES-1.87%

Airplanes Pass Through Trust-Series
  D, Gtd. Sub. Bonds, 10.88%,
  03/15/19                            1,975,400      1,587,540
--------------------------------------------------------------
Dunlop Standard Aerospace Holdings
  PLC (United Kingdom), Sr. Unsec.
  Yankee Sub. Notes, 11.88%,
  05/15/09                            1,000,000        997,500
--------------------------------------------------------------
                                                     2,585,040
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT-2.19%

Advance Stores Co., Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                    2,000,000      1,645,000
--------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                            1,500,000      1,387,500
--------------------------------------------------------------
                                                     3,032,500
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-6.02%

Charter Communications Holdings
  LLC,
  Sr. Unsec. Notes, 10.25%,
    01/15/10                          1,750,000      1,710,625
--------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 9.92%,
    04/01/11(a)                       1,750,000      1,006,250
--------------------------------------------------------------
Diamond Cable Communications PLC
  (United Kingdom), Sr. Unsec.
  Disc. Yankee Notes, 11.75%,
  12/15/05(a)                         1,250,000      1,193,750
--------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(a)                         1,500,000      1,042,500
--------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.88%, 10/15/07(a)          2,000,000      1,065,000
--------------------------------------------------------------
United Pan-Europe Communications
  N.V. (Netherlands)-Series B, Sr.
  Unsec. Disc. Yankee Notes,
  13.38%, 11/01/09(a)                 5,000,000      2,325,000
--------------------------------------------------------------
                                                     8,343,125
--------------------------------------------------------------

BUILDING MATERIALS-1.78%

Blount Inc., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 08/01/09             1,250,000      1,268,750
--------------------------------------------------------------
Dayton Superior Corp., Sr. Sub.
  Notes, 13.00%, 06/15/09(b)(e)       1,200,000      1,197,000
--------------------------------------------------------------
                                                     2,465,750
--------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-1.51%

Sterling Chemicals, Inc.-Series B,
  Sr. Gtd. Sec. Sub. Notes, 12.38%,
  07/15/06                            2,000,000      2,085,000
--------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.19%

Key Plastics Holdings, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 03/15/07(c)                 2,540,000        266,700
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
COMMUNICATIONS EQUIPMENT-1.10%

Dictaphone Corp., Sr. Sub. Gtd.
  Notes, 11.75%, 08/01/05            $1,500,000   $  1,522,500
--------------------------------------------------------------

COMPUTERS (HARDWARE)-0.31%

Candescent Technology Corp., Sr.
  Conv. Sub. Deb., 8.00%, 05/01/03
  (Acquired 03/07/00; Cost
  $480,000)(d)                          600,000        435,000
--------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-2.64%

Earthwatch Inc., Sr. Disc. Notes,
  13.00%, 07/15/07 (Acquired
  07/07/99; Cost
  $1,711,525)(a)(b)(d)                2,500,000      1,743,750
--------------------------------------------------------------
Globix Corp., Sr. Unsec. Notes,
  12.50%, 02/01/10                    2,420,000      1,917,850
--------------------------------------------------------------
                                                     3,661,600
--------------------------------------------------------------

CONSTRUCTION (CEMENT &
  AGGREGATES)-0.78%

Schuff Steel Co., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08        1,550,000      1,073,375
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-1.25%

Fleming Cos., Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.63%,
  07/31/07                            2,000,000      1,735,000
--------------------------------------------------------------

ENGINEERING & CONSTRUCTION-0.80%

Morrison Knudsen Corp., Sr. Notes,
  11.00%, 07/01/10(e)                 1,100,000      1,105,500
--------------------------------------------------------------

ENTERTAINMENT-0.92%

Callahan Nordrhein Westfalen
  (Denmark), Sr. Yankee Notes,
  14.00%, 07/15/10 (Acquired
  06/29/00; Cost $1,300,000)(d)       1,300,000      1,277,250
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.37%

Madison River Capital, Sr. Notes,
  13.25%, 03/01/10(e)                 2,000,000      1,810,000
--------------------------------------------------------------
ONO Finance PLC (United Kingdom),
  Sr. Gtd. Sub. Euro Notes, 13.00%,
  05/01/09                            1,500,000      1,477,500
--------------------------------------------------------------
                                                     3,287,500
--------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-3.40%

Hollywood Casino Corp., Sr. Sec.
  Gtd. Sub. Notes, 11.25%, 05/01/07   1,000,000      1,025,000
--------------------------------------------------------------
MGM Grand, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 9.75%, 06/01/07         1,110,000      1,140,525
--------------------------------------------------------------
Venetian Casino Resort LLC, Sec.
  Gtd. Mortgage Notes, 12.25%,
  11/15/04                            2,500,000      2,537,500
--------------------------------------------------------------
                                                     4,703,025
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
HEALTH CARE (DRUGS-GENERIC &
  OTHER)-2.67%

King Pharmaceuticals, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.75%,
  02/15/09                           $2,000,000   $  2,150,000
--------------------------------------------------------------
Warner Chilcott, Inc., Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08(e)     1,500,000      1,552,500
--------------------------------------------------------------
                                                     3,702,500
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.10%

DJ Orthopedics, LLC, Sr. Unsec.
  Gtd. Sub. Notes, 12.63%, 06/15/09   1,600,000      1,528,000
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-0.17%

Team Health Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  03/15/09                              275,000        234,437
--------------------------------------------------------------

HOMEBUILDING-0.73%

Lennar Corp., Sr. Notes, 9.95%,
  05/01/10(e)                         1,000,000      1,010,000
--------------------------------------------------------------

HOUSEHOLD FURNISHING &
  APPLIANCES-2.11%

Falcon Products, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 11.38%,
  06/15/09                            1,085,000      1,049,737
--------------------------------------------------------------
O'Sullivan Industries, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  13.38%, 10/15/09(b)                 1,000,000        940,000
--------------------------------------------------------------
Winsloew Furniture, Inc.-Series B,
  Sr. Gtd. Sub. Notes, 12.75%,
  08/15/07                            1,000,000        935,000
--------------------------------------------------------------
                                                     2,924,737
--------------------------------------------------------------

LEISURE TIME (PRODUCTS)-1.11%

Marvel Enterprises, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  06/15/09                            1,910,000      1,532,775
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-2.02%

Actuant Corp., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 05/01/09 (Acquired
  07/21/00; Cost $986,750)(d)         1,000,000      1,005,000
--------------------------------------------------------------
Anthony Crane Rentals LP-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 08/01/08                    3,250,000      1,795,625
--------------------------------------------------------------
                                                     2,800,625
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-3.29%

Brand Scaffold Services, Inc., Sr.
  Unsec. Notes, 10.25%, 02/15/08      1,850,000      1,651,125
--------------------------------------------------------------
Flextronics International Ltd.
  (Singapore), Sr. Sub Yankee
  Notes, 9.88%, 07/01/10 (Acquired
  06/26/00; Cost $654,852)(d)           660,000        678,975
--------------------------------------------------------------
MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                            1,225,000      1,206,625
--------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes,
  12.75%, 06/15/10 (Acquired
  06/15/00; Cost $986,300)(d)         1,000,000      1,025,000
--------------------------------------------------------------
                                                     4,561,725
--------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-4.23%

Chesapeake Energy Corp., Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  9.63%, 05/01/05                     1,500,000      1,492,500
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
OIL & GAS (EXPLORATION &
  PRODUCTION)-4.23%-(CONTINUED)

Comstock Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.25%,
  05/01/07                           $1,250,000   $  1,281,250
--------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec.
  Notes, 11.75%, 11/15/09             2,000,000      2,085,000
--------------------------------------------------------------
Pioneer Natural Resources Co., Sr.
  Unsec. Gtd. Notes, 9.63%,
  04/01/10                              955,000      1,000,362
--------------------------------------------------------------
                                                     5,859,112
--------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.76%

Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                    1,000,000      1,055,000
--------------------------------------------------------------

PUBLISHING-0.74%

Ziff Davis Media, Inc., Sr. Sub.
  Notes, 12.00%, 07/15/10(e)          1,000,000      1,020,000
--------------------------------------------------------------

RAILROADS-1.74%

RailWorks Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.50%, 04/15/09        1,350,000      1,248,750
--------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr.
  Yankee Gtd. Disc. Notes, 11.75%,
  06/15/09(a)                         1,500,000      1,162,500
--------------------------------------------------------------
                                                     2,411,250
--------------------------------------------------------------

RETAIL (SPECIALTY)-0.83%

CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06            800,000        626,000
--------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08               890,000        520,650
--------------------------------------------------------------
                                                     1,146,650
--------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-1.18%

Avis Group Holdings, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  05/01/09                            1,550,000      1,639,125
--------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.67%

MSX International, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 01/15/08     975,000        921,375
--------------------------------------------------------------

SHIPPING-1.09%

Transportacion Maritima Mexicana
  S.A. de C.V. (Mexico),
  Sr. Yankee Unsec. Notes, 10.00%,
    11/15/06                          1,000,000        765,000
--------------------------------------------------------------
  Yankee Notes, 8.50%, 10/15/00         750,000        744,375
--------------------------------------------------------------
                                                     1,509,375
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-12.94%

AirGate PCS, Inc., Sr. Disc. Sub.
  Notes, 13.50%, 10/01/09(a)(b)       1,400,000        815,500
--------------------------------------------------------------
Alamosa PCS Holdings, Inc., Sr.
  Unsec. Gtd. Disc. Notes, 12.88%,
  02/15/10(a)                         3,300,000      1,732,500
--------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Notes, 10.75%, 08/01/11           500,000        515,000
--------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 10.63%,
    11/15/07(a)                       1,500,000      1,151,250
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-12.94%-(CONTINUED)

IPCS, Inc., Sr. Disc. Notes,
  14.00%, 07/15/10(a)(b)(e)          $1,000,000   $    557,500
--------------------------------------------------------------
KMC Telecom Holdings, Inc., Sr.
  Unsec. Notes, 13.50%, 05/15/09      1,500,000      1,342,500
--------------------------------------------------------------
Metrocall, Inc., Sr. Sub. Notes,
  11.88%, 06/15/05                    3,000,000      2,505,000
--------------------------------------------------------------
Nextel International, Inc.,
  Sr. Notes, 12.75%, 08/01/10
    (Acquired 07/26/00; Cost
    $986,220)(d)                      1,000,000        997,500
--------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 12.13%,
    04/15/08(a)                       2,500,000      1,658,150
--------------------------------------------------------------
Orion Network Systems, Inc., Sr.
  Gtd. Sub. Notes, 11.25%, 01/15/07   1,700,000      1,045,500
--------------------------------------------------------------
Powertel, Inc., Sr. Unsec. Disc.
  Notes, 12.00%, 05/01/06(a)          2,000,000      1,879,960
--------------------------------------------------------------
Spectrasite Holdings, Inc., Sr.
  Unsec. Disc. Notes, 11.25%,
  04/15/09(a)                         1,900,000      1,168,500
--------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Sub. Notes,
  10.63%, 07/15/10(e)                 1,350,000      1,377,000
--------------------------------------------------------------
UbiquiTel Operating Co., Sr. Gtd.
  Disc. Notes, 14.00%,
  04/15/10(a)(b)(e)                   2,000,000      1,180,000
--------------------------------------------------------------
                                                    17,925,860
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-5.51%

360networks Inc. (Canada), Sr.
  Unsec. Yankee Notes, 12.00%,
  08/01/09                            1,060,000        991,100
--------------------------------------------------------------
Destia Communications, Inc., Sr.
  Unsec. Notes, 13.50%, 07/15/07        200,000        175,000
--------------------------------------------------------------
FirstCom Corp., Sr. Notes, 14.00%,
  10/27/07                            2,000,000      2,245,000
--------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Unsec. Notes, 12.75%,
  10/15/09                            2,100,000      1,291,500
--------------------------------------------------------------
Versatel Telecom International N.V.
  (Netherlands), Sr. Yankee Notes,
  13.25%, 05/15/08                    1,000,000      1,030,000
--------------------------------------------------------------
Viatel, Inc., Sr. Unsec. Notes,
  11.50%, 03/15/09(e)                 2,744,000      1,907,080
--------------------------------------------------------------
                                                     7,639,680
--------------------------------------------------------------

TELEPHONE-12.82%

Alestra S.A. (Mexico), Sr. Yankee
  Notes, 12.63%, 05/15/09(e)          1,585,000      1,541,413
--------------------------------------------------------------
CFW Communications Co., Sr. Notes,
  13.00%, 08/15/10 (Acquired
  07/21/00; Cost $1,380,540)(d)       1,400,000      1,400,000
--------------------------------------------------------------
GT Group Telecom Inc. (Canada), Sr.
  Disc. Yankee Notes, 13.25%,
  02/01/10(a)(b)(e)                   3,000,000      1,575,000
--------------------------------------------------------------
ICG Services, Inc., Sr. Unsec.
  Disc. Notes, 10.00%, 02/15/08(a)    3,000,000      1,686,720
--------------------------------------------------------------
IMPSAT Fiber Networks, Inc.,
  Sr. Gtd. Notes, 12.13%, 07/15/03      575,000        508,875
--------------------------------------------------------------
  Sr. Yankee Notes, 13.75%,
    02/15/05 (Acquired 02/11/00;
    Cost $1,725,000)(d)               1,725,000      1,569,750
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
TELEPHONE-12.82%-(CONTINUED)

Intermedia Communications,
  Inc.-Series B, Sr. Disc. Notes,
  11.25%, 07/15/07(a)                $3,875,000   $  2,615,625
--------------------------------------------------------------
Jazztel PLC (United Kingdom), Sr.
  Unsec. Yankee Notes, 14.00%,
  04/01/09                              500,000        472,500
--------------------------------------------------------------
Logix Communications Enterprises,
  Sr. Unsec. Notes, 12.25%,
  06/15/08                            2,295,000        579,488
--------------------------------------------------------------
NTL Communications Corp.-Series B,
  Sr. Unsec. Notes, 12.38%,
  10/01/08                            1,900,000      1,249,250
--------------------------------------------------------------
NTL Inc.-Series B, Sr. Disc. Notes,
  11.50%, 02/01/06(a)                 1,000,000        940,000
--------------------------------------------------------------
PF.Net Communications Inc., Sr.
  Notes, 13.75%, 05/15/10(b)(e)       1,500,000      1,147,500
--------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec. Notes,
  15.00%, 07/01/08                    2,270,000      2,479,975
--------------------------------------------------------------
                                                    17,766,096
--------------------------------------------------------------

TRUCKERS-1.36%

North American Van Lines Inc., Sr.
  Sub. Notes, 13.38%, 12/01/09(e)     2,000,000      1,890,000
--------------------------------------------------------------

TRUCKS & PARTS-0.68%

FleetPride Inc., Sr. Unsec. Gtd.
  Sub. Notes, 12.00%, 08/01/05        1,410,000        948,225
--------------------------------------------------------------

WASTE MANAGEMENT-1.89%

Allied Waste North America
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 08/01/09        2,980,000      2,614,950
--------------------------------------------------------------
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $129,737,189)                                121,229,762
--------------------------------------------------------------

                                       SHARES
STOCKS & OTHER EQUITY
  INTERESTS-5.41%

AIR FREIGHT-0.06%

Atlas Air, Inc.(f)                        2,000         88,750
--------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.24%

Cybernet Internet Services
  International, Inc.(f)                  5,000         23,125
--------------------------------------------------------------
Cybernet Internet Services
  International, Inc.-Wts.,
  expiring 07/01/09(g)                    1,000         10,250
--------------------------------------------------------------
GT Group Telecom Inc.-Class B
  (Canada)(f)                            18,000        293,625
--------------------------------------------------------------
                                                       327,000
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.20%

King Pharmaceuticals, Inc.(f)             9,000        271,125
--------------------------------------------------------------

HOUSEHOLD FURNISHING &
  APPLIANCES-0.03%

O'Sullivan Industries, Inc.-Wts.,
  expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(d)(g)                2,000         30,000
--------------------------------------------------------------
Winsloew Furniture, Inc.-Wts.,
  expiring 08/15/07(e)(g)                 1,000         10,000
--------------------------------------------------------------
                                                        40,000
--------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-0.15%

Pride International, Inc.(f)             10,000        208,125
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
OIL & GAS (EXPLORATION &
  PRODUCTION)-0.20%

Comstock Resources, Inc.(f)              20,000   $    138,750
--------------------------------------------------------------
Pogo Producing Co.                        7,000        139,125
--------------------------------------------------------------
                                                       277,875
--------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.01%

Convergent Communications, Inc.(f)        1,620          8,302
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-2.63%

AirGate PCS, Inc.(f)                        923         46,381
--------------------------------------------------------------
Alamosa PCS Holdings, Inc.(f)             7,000        140,000
--------------------------------------------------------------
Clearnet Communications Inc.-Class
  A-ADR (Canada)(f)                       6,500        182,812
--------------------------------------------------------------
Crown Castle International Corp.(f)       3,000        102,000
--------------------------------------------------------------
Dobson Communications Corp.,(f)           5,000        109,375
--------------------------------------------------------------
Microcell Telecommunications
  Inc.-Class B-ADR (Canada)(f)           12,000        381,750
--------------------------------------------------------------
Nextel Communications, Inc.-Class
  A(f)                                    8,000        447,500
--------------------------------------------------------------
WebLink Wireless, Inc.(f)               100,500      1,011,281
--------------------------------------------------------------
World Access, Inc.-Series D, Conv.
  Pfd. (Acquired 03/03/00; Cost
  $1,900,625)(d)                          1,998      1,223,775
--------------------------------------------------------------
                                                     3,644,874
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-1.41%

Call-Net Enterprises, Inc.(f)            15,000         30,000
--------------------------------------------------------------
FirstCom Corp.(f)                       100,000      1,387,500
--------------------------------------------------------------
Long Distance International,
  Inc.-Wts., expiring 04/13/08(g)           670              0
--------------------------------------------------------------
Primus Telecommunications Group,
  Inc.(f)                                 8,000        130,500
--------------------------------------------------------------
Versatel Telecom International
  N.V.-ADR (Netherlands)(f)               8,000        256,000
--------------------------------------------------------------
Viatel, Inc.(f)                          11,270        157,083
--------------------------------------------------------------
                                                     1,961,083
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
TELEPHONE-0.47%

ICG Communications, Inc.(f)               8,300   $    126,575
--------------------------------------------------------------
Intermedia Communications Inc.(f)         4,500         79,312
--------------------------------------------------------------
NEXTLINK Communications, Inc.-Class
  A(f)                                    3,000         99,188
--------------------------------------------------------------
PF.Net Communications Inc.-Wts,
  expiring 05/15/10 (Acquired
  07/19/00; Cost $0)(d)(g)                1,500        352,500
--------------------------------------------------------------
                                                       657,575
--------------------------------------------------------------

WASTE MANAGEMENT-0.01%

Allied Waste North America Inc.(f)        1,000          9,313
--------------------------------------------------------------
    Total Stocks & Other Equity
      Interests (Cost $5,865,712)                    7,494,022
--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT
U.S. TREASURY NOTES-2.74%

  6.75%, 05/15/05                    $3,000,000      3,074,520
--------------------------------------------------------------
  6.50%, 02/15/10                       700,000        723,296
--------------------------------------------------------------
    Total U.S. Treasury Notes (Cost
      $3,773,133)                                    3,797,816
--------------------------------------------------------------

                                       SHARES
MONEY MARKET FUNDS-3.40%

STIC Liquid Assets Portfolio(h)       2,351,478      2,351,478
--------------------------------------------------------------
STIC Prime Portfolio(h)               2,351,478      2,351,478
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $4,702,956)                                    4,702,956
--------------------------------------------------------------
TOTAL INVESTMENTS-99.05% (Cost
  $144,078,990)                                    137,224,556
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.95%                  1,319,756
--------------------------------------------------------------
NET ASSETS-100.00%                                $138,544,312
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Disc.  - Discounted
Gtd.   - Guaranteed
Pfd.   - Preferred
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Wts.   - Warrants

Notes to Schedule of Investments:

(a)Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b)Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit contains warrants that enable the holder to purchase shares of the issuer at a predetermined price.
(c)Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d)Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 07/31/00 was $11,738,500 which represented 8.47% of the Fund's net assets.
(e)Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(f)Non-income producing security.
(g)Acquired as part of a unit with or in exchange for other securities.
(h)The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2000

ASSETS:

Investments, at market value (cost
  $144,078,990)                                 $137,224,556
------------------------------------------------------------
Receivables for:
  Investments sold                                   744,445
------------------------------------------------------------
  Fund shares sold                                 1,286,945
------------------------------------------------------------
  Dividends and interest                           3,023,829
------------------------------------------------------------
  Principal paydowns                                  15,996
------------------------------------------------------------
Investment for deferred compensation plan              9,552
------------------------------------------------------------
Other assets                                             687
------------------------------------------------------------
    Total assets                                 142,306,010
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            1,972,970
------------------------------------------------------------
  Fund shares reacquired                           1,058,157
------------------------------------------------------------
  Dividends                                          557,763
------------------------------------------------------------
  Deferred compensation plan                           9,552
------------------------------------------------------------
Accrued advisory fees                                 43,714
------------------------------------------------------------
Accrued administrative services fees                   4,235
------------------------------------------------------------
Accrued distribution fees                             83,466
------------------------------------------------------------
Accrued trustees' fees                                 1,329
------------------------------------------------------------
Accrued transfer agent fees                           10,381
------------------------------------------------------------
Accrued operating expenses                            20,131
------------------------------------------------------------
    Total liabilities                              3,761,698
------------------------------------------------------------
Net assets applicable to shares outstanding     $138,544,312
============================================================

NET ASSETS:

Class A                                         $ 59,932,447
============================================================
Class B                                         $ 67,140,371
============================================================
Class C                                         $ 11,471,494
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            5,980,900
============================================================
Class B                                            6,710,694
============================================================
Class C                                            1,147,715
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $      10.02
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.02 divided
    by 95.25%)                                  $      10.52
============================================================
Class B:
  Net asset value and offering price per share  $      10.00
============================================================
Class C:
  Net asset value and offering price per share  $      10.00
============================================================

STATEMENT OF OPERATIONS

For the year ended July 31, 2000

INVESTMENT INCOME:

Interest                                        $ 11,052,412
------------------------------------------------------------
Dividends -- affiliated issuers                      322,436
------------------------------------------------------------
Dividends                                              1,946
------------------------------------------------------------
    Total investment income                       11,376,794
------------------------------------------------------------

EXPENSES:

Advisory fees                                        618,330
------------------------------------------------------------
Administrative services fee                           45,890
------------------------------------------------------------
Custodian fees                                        29,597
------------------------------------------------------------
Distribution fees -- Class A                         116,793
------------------------------------------------------------
Distribution fees -- Class B                         451,249
------------------------------------------------------------
Distribution fees -- Class C                          70,906
------------------------------------------------------------
Transfer agent fees -- Class A                        55,409
------------------------------------------------------------
Transfer agent fees -- Class B                        52,957
------------------------------------------------------------
Transfer agent fees -- Class C                         8,320
------------------------------------------------------------
Trustee's fees                                         7,516
------------------------------------------------------------
Registration and filing fees                          87,264
------------------------------------------------------------
Other                                                 89,252
------------------------------------------------------------
    Total expenses                                 1,633,483
------------------------------------------------------------
Less: Fees waived                                   (251,914)
------------------------------------------------------------
    Expenses paid indirectly                         (12,769)
------------------------------------------------------------
    Net expenses                                   1,368,800
------------------------------------------------------------
Net investment income                             10,007,994
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES

Net realized gain (loss) from investment
  securities                                      (4,184,754)
------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities         (8,210,697)
------------------------------------------------------------
Net gain (loss) on investment securities         (12,395,451)
------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ (2,387,457)
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                JULY 31,       JULY 31,
                                                                  2000           1999
                                                              ------------    -----------
OPERATIONS:

  Net investment income                                       $ 10,007,994    $ 2,231,058
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (4,184,754)     1,689,995
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (8,210,697)     1,356,263
-----------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                (2,387,457)     5,277,316
-----------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                       (4,862,629)    (1,710,595)
-----------------------------------------------------------------------------------------
  Class B                                                       (4,371,506)      (446,277)
-----------------------------------------------------------------------------------------
  Class C                                                         (688,979)       (70,876)
-----------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                         (812,826)       (22,467)
-----------------------------------------------------------------------------------------
  Class B                                                         (819,787)          (421)
-----------------------------------------------------------------------------------------
  Class C                                                         (117,753)           (64)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       31,472,427     32,499,124
-----------------------------------------------------------------------------------------
  Class B                                                       52,638,735     20,530,581
-----------------------------------------------------------------------------------------
  Class C                                                        9,369,182      3,068,584
-----------------------------------------------------------------------------------------
    Net increase in net assets                                  79,419,407     59,124,905
-----------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of year                                             59,124,905             --
-----------------------------------------------------------------------------------------
  End of year                                                 $138,544,312    $59,124,905
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $149,564,881    $56,080,847
-----------------------------------------------------------------------------------------
  Undistributed net investment income                              100,666         20,746
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (4,266,801)     1,667,049
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (6,854,434)     1,356,263
-----------------------------------------------------------------------------------------
                                                              $138,544,312    $59,124,905
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund II (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management company consisting of seven separate portfolios each having unlimited number of shares of beneficial interests. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income by investing primarily in publicly traded, non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high-risk" securities (commonly referred to as junk bonds). These bonds may involve special risks in addition to the risks associated with higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of discounts on investments, is recorded on the accrual basis from settlement date. It is the policy of the Fund not to amortize bond premiums for financial reporting purposes. On July 31, 2000, undistributed net investment income was decreased by $4,960, undistributed net realized gains increased by $1,270 and paid-in capital was increased by $3,690 a result of differing book/tax treatment reclassifications. Net assets of the Fund were unaffected by the reclassifications.
C. Distributions -- It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for Federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $500 million of the Fund's average daily net assets, plus 0.55% on the next $500 million of Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion. During the year ended July 31, 2000, AIM waived fees of $251,914.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2000, AIM was paid $45,890 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended July 31, 2000, AFS was paid $56,527 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $116,793, $451,249 and $70,906, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $177,396 from sales of the Class A shares of the Fund during the year ended July 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2000, AIM Distributors received $15,557 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended July 31, 2000, the Fund paid legal fees of $2,949 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended July 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,076 and reductions in custodian fees of $11,693 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $12,769.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2000 was $173,269,358 and $86,523,800, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2000 was as follows:

Aggregate unrealized appreciation of
  investment securities                      $  6,549,816
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (13,411,863)
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                   $ (6,862,047)
=========================================================
Cost of investments for tax purposes is $144,086,603.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2000 and 1999 were as follows:

                                                                         2000                         1999
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
                                                              ----------    ------------    ---------    -----------
Sold:
  Class A                                                      6,219,653    $ 67,705,096    3,879,343    $40,951,231
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      6,916,159      75,069,344    2,156,519     23,713,819
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,071,505      11,566,013      322,660      3,551,731
--------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                        340,326       3,674,382       99,704      1,082,276
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        294,647       3,168,494       23,551        261,935
--------------------------------------------------------------------------------------------------------------------
  Class C                                                         45,665         488,435        3,953         43,955
--------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (3,689,603)    (39,907,051)    (868,523)    (9,534,383)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,369,468)    (25,599,103)    (310,714)    (3,445,173)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (249,183)     (2,685,266)     (46,885)      (527,102)
--------------------------------------------------------------------------------------------------------------------
                                                               8,579,701    $ 93,480,344    5,259,608    $56,098,289
====================================================================================================================

NOTES 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                            CLASS A                          CLASS B                          CLASS C
                                -------------------------------   ------------------------------   ------------------------------
                                             SEPTEMBER 30, 1998                NOVEMBER 20, 1998                NOVEMBER 20, 1998
                                              (DATE OPERATIONS                    (DATE SALES                      (DATE SALES
                                YEAR ENDED       COMMENCED)       YEAR ENDED      COMMENCED)       YEAR ENDED      COMMENCED)
                                 JULY 31,       TO JULY 31,        JULY 31,       TO JULY 31,       JULY 31,       TO JULY 31,
                                   2000             1999             2000            1999             2000            1999
                                ----------   ------------------   ----------   -----------------   ----------   -----------------
Net asset value, beginning of
  year                           $ 11.25          $ 10.00          $ 11.23          $ 10.59         $ 11.22          $10.59
------------------------------   -------          -------          -------          -------         -------          ------
Income from investment
  operations:
  Net investment income             1.12             0.90             1.03             0.68            1.03            0.68
------------------------------   -------          -------          -------          -------         -------          ------
  Net gains on securities
    (both realized and
    unrealized)                    (1.00)            1.26            (1.00)            0.65           (0.99)           0.64
------------------------------   -------          -------          -------          -------         -------          ------
    Total from investment
      operations                    0.12             2.16             0.03             1.33            0.04            1.32
------------------------------   -------          -------          -------          -------         -------          ------
Less distributions:
  Dividends from net
    investment income              (1.12)           (0.90)           (1.03)           (0.68)          (1.03)          (0.68)
------------------------------   -------          -------          -------          -------         -------          ------
  Distributions from net
    realized gains                 (0.23)           (0.01)           (0.23)           (0.01)          (0.23)          (0.01)
------------------------------   -------          -------          -------          -------         -------          ------
    Total distributions            (1.35)           (0.91)           (1.26)           (0.69)          (1.26)          (0.69)
------------------------------   -------          -------          -------          -------         -------          ------
Net asset value, end of year     $ 10.02          $ 11.25          $ 10.00          $ 11.23         $ 10.00          $11.22
==============================   =======          =======          =======          =======         =======          ======
Total return(a)                     0.77%           22.39%           (0.03)%          13.03%           0.08%          12.93%
==============================   =======          =======          =======          =======         =======          ======
Ratios/supplemental data:
Net assets, end of year (000s
  omitted)                       $59,932          $34,992          $67,140          $20,994         $11,471          $3,139
==============================   =======          =======          =======          =======         =======          ======
Ratio of expenses to average
  net assets:
  With fee waivers                  1.00%(b)         1.00%(c)         1.75%(b)         1.75%(c)        1.75%(b)        1.75%(c)
------------------------------   -------          -------          -------          -------         -------          ------
  Without fee waivers               1.25%(b)         1.58%(c)         2.00%(b)         2.33%(c)        2.00%(b)        2.33%(c)
==============================   =======          =======          =======          =======         =======          ======
Ratio of net investment income
  to average net assets            10.51%(b)         9.74%(c)         9.76%(b)         8.99%(c)        9.76%(b)        8.99%(c)
==============================   =======          =======          =======          =======         =======          ======
Portfolio turnover rate               94%             223%              94%             223%             94%            223%
==============================   =======          =======          =======          =======         =======          ======

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average net assets of $46,717,368, $45,124,885, and $7,090,552, for Class A, Class B and Class C, respectively.
(c)  Annualized.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of AIM Income Fund:

We have audited the accompanying statement of assets and liabilities of AIM Income Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2000, and the related statement of operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statement of changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Income Fund as of July 31, 2000, the results of its operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the changes in its net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 2000

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-84.76%
AIR FREIGHT-0.70%
Atlas Air, Inc., Sr. Unsec. Notes,
  10.75%, 08/01/05                  $ 3,970,000   $  4,089,100
--------------------------------------------------------------
AIRLINES-3.64%
Air 2 US-Series C, Equipment Trust
  Ctfs., 10.13%, 10/01/20
  (Acquired 10/28/99; Cost
  $3,750,000)(a)                      3,750,000      3,853,350
--------------------------------------------------------------
Airplanes Pass Through
  Trust-Series D, Gtd. Sub. Bonds,
  10.88%, 03/15/19                    1,787,737      1,436,724
--------------------------------------------------------------
Delta Air Lines, Inc., Deb.,
  9.00%, 05/15/16                       700,000        696,038
--------------------------------------------------------------
  10.38%, 12/15/22                    4,000,000      4,399,560
--------------------------------------------------------------
  Equipment Trust Ctfs., 10.50%,
    04/30/16                          5,000,000      5,713,650
--------------------------------------------------------------
Dunlop Standard Aerospace Holdings
  PLC (United Kingdom), Sr. Unsec.
  Yankee Sub. Notes, 11.88%,
  05/15/09                            2,700,000      2,693,250
--------------------------------------------------------------
United Air Lines, Inc.-Series
  95A2, Pass Through Ctfs., 9.56%,
  10/19/18                            2,325,000      2,594,793
--------------------------------------------------------------
                                                    21,387,365
--------------------------------------------------------------
AUTO PARTS & EQUIPMENT-0.78%
Advance Stores Co., Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                    2,585,000      2,126,162
--------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                            2,640,000      2,442,000
--------------------------------------------------------------
                                                     4,568,162
--------------------------------------------------------------
AUTOMOBILES-0.40%
DaimlerChrysler N.A. Holding
  Corp., Gtd. Notes, 8.00%,
  06/15/10                            2,300,000      2,341,492
--------------------------------------------------------------
BANKS (MAJOR REGIONAL)-2.39%
BB&T Corp., Putable Sub. Notes,
  6.38%, 06/30/05                     1,000,000        937,240
--------------------------------------------------------------
Crestar Financial Corp., Sub.
  Notes, 8.75%, 11/15/04                645,000        670,503
--------------------------------------------------------------
Midland Bank PLC (United Kingdom),
  Yankee Sub. Notes, 7.65%,
  05/01/25                            1,870,000      1,869,177
--------------------------------------------------------------
Regions Financial Corp., Putable
  Sub. Notes, 7.75%, 09/15/24         3,650,000      3,674,163
--------------------------------------------------------------
Republic New York Corp.,
  Sub. Deb., 9.50%, 04/15/14          2,750,000      3,044,882
--------------------------------------------------------------
  Sub. Notes, 9.70%, 02/01/09         2,500,000      2,751,850
--------------------------------------------------------------
Union Planters Bank N.A., Unsec.
  Sub. Notes, 6.50%, 03/15/08         1,240,000      1,092,353
--------------------------------------------------------------
                                                    14,040,168
--------------------------------------------------------------
BANKS (MONEY CENTER)-1.55%
First Union Corp., Putable Sub.
  Deb.,
  6.55%, 10/15/35                       660,000        624,842
--------------------------------------------------------------
  7.50%, 04/15/35                     5,000,000      4,940,750
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
BANKS (MONEY CENTER)-(CONTINUED)
NCNB Corp., Sub. Notes, 9.38%,
  09/15/09                          $ 3,200,000   $  3,525,856
--------------------------------------------------------------
                                                     9,091,448
--------------------------------------------------------------
BANKS (REGIONAL)-2.10%
Banponce Trust I-Series A, Gtd.
  Notes, 8.33%, 02/01/27              3,000,000      2,705,550
--------------------------------------------------------------
Mercantile Bancorp., Inc., Unsec.
  Sub. Notes, 7.30%, 06/15/07         3,585,000      3,496,952
--------------------------------------------------------------
NBD Bank N.A. Michigan, Putable
  Sub. Deb., 8.25%, 11/01/24          2,800,000      2,934,512
--------------------------------------------------------------
Riggs Capital Trust II-Series C,
  Gtd. Sec. Bonds, 8.88%, 03/15/27    3,800,000      3,216,358
--------------------------------------------------------------
                                                    12,353,372
--------------------------------------------------------------
BEVERAGES (ALCOHOLIC)-0.70%
J Seagram & Sons, Gtd. Deb.,
  9.65%, 08/15/18                     3,500,000      4,122,615
--------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO &
  CABLE)-8.33%
AT&T Corp.-Liberty Media Group,
  Bonds, 7.88%, 07/15/09              1,500,000      1,464,870
--------------------------------------------------------------
  Sr. Unsec. Deb., 8.25%, 02/01/30    3,400,000      3,264,748
--------------------------------------------------------------
British Sky Broadcasting Group PLC
  (United Kingdom), Sr. Unsec.
  Gtd. Yankee Notes, 8.20%,
  07/15/09                            5,400,000      4,983,984
--------------------------------------------------------------
CF Cable TV Inc. (Canada), Sr.
  Sec. Priority Yankee Notes,
  9.13%, 07/15/07                     2,000,000      2,117,460
--------------------------------------------------------------
Charter Communications Holdings,
  LLC/Charter Communications
  Holdings Capital Corp., Sr.
  Unsec. Disc. Notes, 9.92%,
  04/01/11(b)                         2,500,000      1,437,500
--------------------------------------------------------------
Comcast Cable Communications,
  Notes, 8.88%, 05/01/17              5,000,000      5,412,400
--------------------------------------------------------------
  Sr. Unsec. Notes, 8.50%,
    05/01/27                          3,000,000      3,164,640
--------------------------------------------------------------
Cox Enterprises, Inc., Notes,
  8.00%, 02/15/07 (Acquired
  02/16/00; Cost $3,771,614)(a)       3,800,000      3,818,810
--------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec.
  Deb.,
  7.63%, 07/15/18                     3,250,000      2,951,357
--------------------------------------------------------------
  7.88%, 02/15/18                     1,000,000        931,380
--------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%,
    12/15/07                          6,850,000      6,666,831
--------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(b)                         3,930,000      2,731,350
--------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.88%, 10/15/07(b)          4,100,000      2,183,250
--------------------------------------------------------------
Lenfest Communications, Inc., Sr.
  Unsec. Sub. Notes, 8.25%,
  02/15/08                            5,000,000      4,989,050
--------------------------------------------------------------
United Pan-Europe Communications
  N.V. (Netherlands)-Series B, Sr.
  Unsec. Disc. Yankee Notes,
  13.38%, 11/01/09(b)                 6,000,000      2,790,000
--------------------------------------------------------------
                                                    48,907,630
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
BUILDING MATERIALS-0.48%
Blount Inc., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 08/01/09           $ 2,750,000   $  2,791,250
--------------------------------------------------------------
CHEMICALS-0.49%
Sterling Chemicals, Inc.-Series B,
  Sr. Gtd. Sec. Sub. Notes,
  12.38%, 07/15/06                    2,750,000      2,866,875
--------------------------------------------------------------
CHEMICALS (SPECIALTY)-0.02%
Key Plastics Holdings, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 03/15/07(c)                 1,325,000        139,125
--------------------------------------------------------------
COMPUTERS (HARDWARE)-0.25%
Candescent Technology Corp., Sr.
  Conv. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/20/98; Cost
  $2,000,000)(a)                      2,000,000      1,450,000
--------------------------------------------------------------
COMPUTERS (NETWORKING)-0.35%
Exodus Communications, Inc., Sr.
  Unsec. Notes, 11.25%, 07/01/08      2,025,000      2,025,000
--------------------------------------------------------------
COMPUTERS (PERIPHERALS)-0.51%
Equinix Inc., Sr. Unsec. Notes,
  13.00%, 12/01/07                    3,540,000      3,009,000
--------------------------------------------------------------
CONSUMER FINANCE-2.76%
Capital One Bank,
  Sr. Notes, 6.65%, 03/15/04          1,600,000      1,520,176
--------------------------------------------------------------
  Unsec. Notes, 7.25%, 05/01/06       2,500,000      2,313,850
--------------------------------------------------------------
CitiFinancial Credit Co., Putable
  Notes, 7.88%, 02/01/25              1,400,000      1,415,162
--------------------------------------------------------------
Countrywide Home Loans,
  Inc.-Series H, Unsec. Gtd.
  Medium Term Sub Notes, 6.25%,
  04/15/09                            1,600,000      1,411,296
--------------------------------------------------------------
General Motors Acceptance Corp.,
  Notes, 5.75%, 11/10/03              2,500,000      2,392,575
--------------------------------------------------------------
Household Finance Corp., Unsec.
  Notes, 8.00%, 07/15/10              2,000,000      1,996,940
--------------------------------------------------------------
MBNA Capital I-Series A, Gtd.
  Bonds, 8.28%, 12/01/26              6,065,000      5,165,560
--------------------------------------------------------------
                                                    16,215,559
--------------------------------------------------------------
DISTRIBUTORS (FOOD & HEALTH)-0.24%
Fleming Cos., Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.63%,
  07/31/07                            1,600,000      1,388,000
--------------------------------------------------------------
ELECTRIC COMPANIES-7.16%
Cilcorp Inc., Bonds, 9.38%,
  10/15/29                            2,100,000      2,254,266
--------------------------------------------------------------
Cleveland Electric Illuminating
  Co. (The)- Series D, Sr. Sec.
  Notes, 7.88%, 11/01/17              3,800,000      3,709,777
--------------------------------------------------------------
CMS Energy Corp., Sr. Unsec.
  Notes, 8.13%, 05/15/02                850,000        846,158
--------------------------------------------------------------
El Paso Electric Co.-Series E,
  Sec. First Mortgage Bonds,
  9.40%, 05/01/11                     3,000,000      3,170,760
--------------------------------------------------------------
Indiana Michigan Power Co.-Series
  F, Sec. Lease Obligation Bonds,
  9.82%, 12/07/22                     4,967,714      5,434,977
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
ELECTRIC COMPANIES-(CONTINUED)
Niagara Mohawk Holdings Inc.,
  First Mortgage Notes, 7.75%,
    05/15/06                        $ 4,300,000   $  4,273,082
--------------------------------------------------------------
  Series H, Sr. Unsec. Disc.
    Notes, 8.50%, 07/01/10(b)        10,000,000      7,678,800
--------------------------------------------------------------
Public Service Company of New
  Mexico- Series A, Sr. Unsec.
  Notes, 7.10%, 08/01/05              1,200,000      1,168,872
--------------------------------------------------------------
Southern Energy, Inc., Sr. Notes,
  7.90%, 07/15/09 (Acquired
  07/21/99-12/03/99; Cost
  $5,978,820)(a)                      6,000,000      5,566,380
--------------------------------------------------------------
Texas-New Mexico Power Co., Sr.
  Sec. Notes, 6.25%, 01/15/09         4,050,000      3,476,965
--------------------------------------------------------------
Western Resources, Inc., Sr.
  Unsec. Notes, 7.13%, 08/01/09       5,352,000      4,468,706
--------------------------------------------------------------
                                                    42,048,743
--------------------------------------------------------------
ELECTRONICS (COMPONENT
  DISTRIBUTORS)-0.56%
Israel Electric Corp. Ltd.
  (Israel),
  Series E, Sr. Sec. Medium Term
    Yankee Notes, 7.75%, 03/01/09
    (Acquired 04/13/00; Cost
    $2,138,136)(a)                    2,200,000      2,130,634
--------------------------------------------------------------
  Yankee Deb., 7.75%, 12/15/27
    (Acquired 06/09/00; Cost
    $1,141,374)(a)                    1,300,000      1,178,541
--------------------------------------------------------------
                                                     3,309,175
--------------------------------------------------------------
ENGINEERING & CONSTRUCTION-0.39%
Morrison Knudsen Corp., Sr. Notes,
  11.00%, 07/01/10 (Acquired
  06/28/00; Cost $2,233,395)(a)       2,250,000      2,261,250
--------------------------------------------------------------
ENTERTAINMENT-2.34%
Callahan Nordrhein Westfalen
  (Denmark), Sr. Yankee Notes,
  14.00%, 07/15/10 (Acquired
  06/29/00; Cost $1,100,000)(a)       1,100,000      1,080,750
--------------------------------------------------------------
Time Warner Inc., Deb.,
  9.13%, 01/15/13                     5,000,000      5,460,900
--------------------------------------------------------------
  9.15%, 02/01/23                     6,500,000      7,218,055
--------------------------------------------------------------
                                                    13,759,705
--------------------------------------------------------------
FINANCIAL (DIVERSIFIED)-3.46%
Associates Corp. of North America,
  Sr. Deb., 6.95%, 11/01/18           1,000,000        903,540
--------------------------------------------------------------
Beaver Valley Funding Corp., Sec.
  Lease Obligations Deb., 9.00%,
  06/01/17                            1,500,000      1,503,045
--------------------------------------------------------------
Citicorp Lease-Class A2, Series
  1999-1, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00-07/14/00; Cost
  $2,974,186)(a)                      3,000,000      3,037,380
--------------------------------------------------------------
Citigroup Inc., Deb., 6.63%,
  01/15/28                            1,150,000        998,844
--------------------------------------------------------------
General Electric Capital
  Corp.-Series A, Medium Term
  Notes, 7.38%, 01/19/10              5,600,000      5,660,032
--------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec.
  Notes,
  7.38%, 11/01/09                     1,750,000      1,661,765
--------------------------------------------------------------
  8.00%, 06/15/05                     2,300,000      2,308,694
--------------------------------------------------------------
Hutchison Delta Finance
  Ltd.-Series REGS (Cayman
  Islands), Conv. Unsec. Euro
  Notes, 7.00%, 11/08/02              2,000,000      2,380,000
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
FINANCIAL (DIVERSIFIED)-(CONTINUED)
Source One Mortgage Services
  Corp., Deb., 9.00%, 06/01/12      $ 1,130,000   $  1,199,570
--------------------------------------------------------------
Sun Canada Financial Co., Gtd.
  Sub. Notes, 6.63%, 12/15/07
  (Acquired 10/14/99; Cost
  $654,311)(a)                          700,000        667,169
--------------------------------------------------------------
                                                    20,320,039
--------------------------------------------------------------
FOODS-0.85%
Grand Metropolitan Investment
  Corp, Gtd. Bonds, 7.45%,
  04/15/35                            5,000,000      4,990,900
--------------------------------------------------------------
GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.81%
Hollywood Casino Corp., Sr. Sec.
  Gtd. Sub. Notes, 11.25%,
  05/01/07                            1,200,000      1,230,000
--------------------------------------------------------------
Venetian Casino Resort LLC, Sec.
  Gtd. Mortgage Notes, 12.25%,
  11/15/04                            3,500,000      3,552,500
--------------------------------------------------------------
                                                     4,782,500
--------------------------------------------------------------
HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.35%
Warner Chilcott, Inc., Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08(d)     2,000,000      2,070,000
--------------------------------------------------------------
HOUSEHOLD FURNISHING &
  APPLIANCES-0.48%
O'Sullivan Industries, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  13.38%, 10/15/09                    3,000,000      2,820,000
--------------------------------------------------------------
HOUSEHOLD PRODUCTS
  (NON-DURABLES)-0.45%
Procter & Gamble Co. (The),
  Putable Deb., 8.00%, 09/01/24       2,500,000      2,665,875
--------------------------------------------------------------
INSURANCE (LIFE/HEALTH)-1.07%
American General Finance Corp.,
  Sr. Notes, 8.45%, 10/15/09          2,100,000      2,157,414
--------------------------------------------------------------
Americo Life, Inc., Sr. Sub.
  Notes, 9.25%, 06/01/05              1,000,000        945,000
--------------------------------------------------------------
John Hancock Global Funding II,
  Sec. Medium Term Notes, 7.90%,
  07/02/10 (Acquired 06/23/00;
  Cost $1,995,220)(a)                 2,000,000      2,011,820
--------------------------------------------------------------
Torchmark Corp., Notes, 7.88%,
  05/15/23                            1,325,000      1,142,799
--------------------------------------------------------------
                                                     6,257,033
--------------------------------------------------------------
INSURANCE (MULTI-LINE)-0.43%
AIG SunAmerica Global Financing
  II, Sr. Sec. Notes, 7.60%,
  06/15/05 (Acquired 06/08/00;
  Cost $2,500,000)(a)                 2,500,000      2,526,875
--------------------------------------------------------------
INSURANCE (PROPERTY &
  CASUALTY)-1.50%
GE Global Insurance Holdings
  Corp., Notes, 7.75%, 06/15/30       4,800,000      4,864,320
--------------------------------------------------------------
Terra Nova Insurance PLC (United
  Kingdom), Sr. Unsec. Gtd. Yankee
  Notes,
  7.00%, 05/15/08                     2,000,000      1,872,940
--------------------------------------------------------------
  7.20%, 08/15/07                     2,200,000      2,094,070
--------------------------------------------------------------
                                                     8,831,330
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
INVESTMENT BANKING/BROKERAGE-1.92%
Lehman Brothers Holdings Inc.,
  Notes, 8.50%, 08/01/15            $ 4,490,000   $  4,546,484
--------------------------------------------------------------
  Sr. Sub. Notes, 7.38%, 01/15/07     3,585,000      3,450,312
--------------------------------------------------------------
  Series E, Medium Term Notes,
    9.34%, 02/10/28(e)                8,700,000        707,745
--------------------------------------------------------------
  Putable Sr. Notes, 8.80%,
    03/01/15                          1,640,000      1,687,265
--------------------------------------------------------------
Merrill Lynch & Co., Unsec. Notes,
  6.88%, 11/15/18                     1,000,000        904,270
--------------------------------------------------------------
                                                    11,296,076
--------------------------------------------------------------
IRON & STEEL-0.07%
Acme Metals Inc., Sr. Unsec. Gtd.
  Notes, 10.88%, 12/15/07(c)          3,240,000        437,400
--------------------------------------------------------------
LEISURE TIME (PRODUCTS)-0.28%
Marvel Enterprises, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  06/15/09                            2,075,000      1,665,187
--------------------------------------------------------------
LODGING-HOTELS-0.31%
John Q. Hammons Hotels, Inc., Sec.
  First Mortgage Notes, 9.75%,
  10/01/05                            2,000,000      1,800,000
--------------------------------------------------------------
MANUFACTURING (DIVERSIFIED)-0.41%
Actuant Corp., Sr. Unsec. Gtd.
  Sub. Notes, 13.00%, 05/01/09
  (Acquired 07/21/00; Cost
  $1,164,365)(a)                      1,180,000      1,185,900
--------------------------------------------------------------
Anthony Crane Rentals LP-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 08/01/08                    1,500,000        828,750
--------------------------------------------------------------
Glenoit Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 04/15/07(c)     2,310,000        392,700
--------------------------------------------------------------
                                                     2,407,350
--------------------------------------------------------------
MANUFACTURING (SPECIALIZED)-0.55%
MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                            2,070,000      2,038,950
--------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes,
  12.75%, 06/15/10 (Acquired
  06/15/00; Cost $1,163,834)(a)       1,180,000      1,209,500
--------------------------------------------------------------
                                                     3,248,450
--------------------------------------------------------------
METALS MINING-0.90%
Centaur Mining and Exploration
  Ltd. (Australia), Sr. Gtd.
  Yankee Notes, 11.00%, 12/01/07      2,500,000      1,937,500
--------------------------------------------------------------
Rio Algom Ltd. (Canada), Unsec.
  Yankee Deb., 7.05%, 11/01/05        3,500,000      3,332,945
--------------------------------------------------------------
                                                     5,270,445
--------------------------------------------------------------
NATURAL GAS-3.15%
Dynegy Inc., Sr. Unsec. Deb.,
  7.13%, 05/15/18                     3,550,000      3,166,280
--------------------------------------------------------------
Enron Corp.,
  Sr. Sub. Deb., 8.25%, 09/15/12      4,100,000      4,196,637
--------------------------------------------------------------
  Series A, Medium Term Notes,
    8.38%, 05/23/05                   1,750,000      1,812,877
--------------------------------------------------------------
KN Capital Trust III, Gtd. Sub.
  Bonds, 7.63%, 04/15/28              2,500,000      2,204,650
--------------------------------------------------------------
Nova Gas Transmission Ltd.
  (Canada), Yankee Deb., 8.50%,
  12/15/12                            3,000,000      3,166,920
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
NATURAL GAS-(CONTINUED)
Sonat Inc., Unsec. Notes, 7.63%,
  07/15/11                          $ 4,000,000   $  3,933,040
--------------------------------------------------------------
                                                    18,480,404
--------------------------------------------------------------
OIL & GAS (DRILLING &
  EQUIPMENT)-0.55%
NRG Energy, Inc., Sr. Unsec.
  Notes, 7.50%, 06/01/09              3,400,000      3,242,138
--------------------------------------------------------------
OIL & GAS (EXPLORATION &
  PRODUCTION)-2.11%
Den Norske Stats Oljeselskap A.S.
  (Norway), Yankee Deb., 7.38%,
  05/01/16 (Acquired 06/01/00;
  Cost $2,064,678)(a)                 2,200,000      2,108,194
--------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%,
  08/15/06                            3,500,000      3,489,325
--------------------------------------------------------------
Talisman Energy Inc. (Canada),
  Yankee Deb., 7.13%, 06/01/07        3,750,000      3,581,212
--------------------------------------------------------------
Union Pacific Resources Group
  Inc., Unsec. Deb., 7.50%,
  10/15/26                            3,350,000      3,196,737
--------------------------------------------------------------
                                                    12,375,468
--------------------------------------------------------------
OIL & GAS (REFINING &
  MARKETING)-1.32%
Petroleos Mexicanos-Series P
  (Mexico), Unsub. Yankee Notes,
  9.50%, 09/15/27                     2,600,000      2,697,110
--------------------------------------------------------------
Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.13%,
  07/01/06                            2,010,000      1,778,850
--------------------------------------------------------------
Tosco Corp., Unsec. Deb., 7.80%,
  01/01/27                            3,400,000      3,301,706
--------------------------------------------------------------
                                                     7,777,666
--------------------------------------------------------------
OIL (DOMESTIC INTEGRATED)-1.27%
Amerada Hess Corp., Bonds, 7.88%,
  10/01/29                            3,000,000      2,929,170
--------------------------------------------------------------
Occidental Petroleum Corp., Sr.
  Deb., 9.25%, 08/01/19               4,100,000      4,496,716
--------------------------------------------------------------
                                                     7,425,886
--------------------------------------------------------------
OIL (INTERNATIONAL
  INTEGRATED)-0.60%
YPF Sociedad Anonima (Argentina),
  Yankee Bonds, 9.13%, 02/24/09       3,500,000      3,546,620
--------------------------------------------------------------
PAPER & FOREST PRODUCTS-0.67%
Domtar, Inc. (Canada), Unsec.
  Yankee Deb., 9.50%, 08/01/16        3,750,000      3,914,063
--------------------------------------------------------------
PHOTOGRAPHY/IMAGING-0.40%
Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                    2,220,000      2,342,100
--------------------------------------------------------------
POWER PRODUCERS
  (INDEPENDENT)-0.48%
Kincaid Generation LLC, Sec.
  Bonds, 7.33%, 06/15/20 (Acquired
  04/30/98; Cost $2,004,940)(a)       1,977,000      1,823,980
--------------------------------------------------------------
Panda Funding Corp., Series A-1,
  Pooled Project Bonds, 11.63%,
  08/20/12                              985,892        971,103
--------------------------------------------------------------
                                                     2,795,083
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
PUBLISHING (NEWSPAPERS)-2.33%
News America Holdings, Inc.,
  Putable Notes, 8.45%, 08/01/34    $ 7,000,000   $  7,144,270
--------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13      5,250,000      5,585,895
--------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds,
    7.43%, 10/01/26                   1,000,000        973,470
--------------------------------------------------------------
                                                    13,703,635
--------------------------------------------------------------
RAILROADS-1.21%
CSX Corp., Sr. Unsec. Putable
  Deb., 7.25%, 05/01/27               7,250,000      7,090,573
--------------------------------------------------------------
REAL ESTATE INVESTMENT
  TRUSTS-0.88%
ERP Operating L.P., Unsec. Notes,
  7.13%, 10/15/17                     2,400,000      2,084,784
--------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec.
  Notes, 7.63%, 03/15/08              1,500,000      1,244,160
--------------------------------------------------------------
Spieker Properties, Inc., Unsec.
  Deb., 7.35%, 12/01/17               2,000,000      1,807,080
--------------------------------------------------------------
                                                     5,136,024
--------------------------------------------------------------
RETAIL (SPECIALTY)-0.98%
Amazon.com, Inc., Conv. Deb.,
  4.75%, 02/01/09 (Acquired
  01/29/99; Cost $2,507,500)(a)       2,500,000      1,368,750
--------------------------------------------------------------
CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06            715,000        559,488
--------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08             5,190,000      3,036,150
--------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.00%,
  08/15/08                              820,000        795,400
--------------------------------------------------------------
                                                     5,759,788
--------------------------------------------------------------
RETAIL (SPECIALTY-APPAREL)-0.25%
Big 5 Corp.-Series B, Sr. Unsec.
  Notes, 10.88%, 11/15/07             1,625,000      1,482,813
--------------------------------------------------------------
SAVINGS & LOAN COMPANIES-2.04%
Dime Capital Trust I-Series A,
  Gtd. Bonds, 9.33%, 05/06/27         2,020,000      1,876,035
--------------------------------------------------------------
Sovereign Bancorp, Inc., Medium
  Term Sub. Notes, 8.00%, 03/15/03    5,050,000      4,827,245
--------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec.
  Notes, 7.13%, 02/15/04              1,500,000      1,449,915
--------------------------------------------------------------
Washington Mutual Cap I,
  Sec. Gtd. Bonds, 8.38%, 06/01/27    1,485,000      1,340,703
--------------------------------------------------------------
  Sub. Notes, 8.25%, 04/01/10         2,500,000      2,491,125
--------------------------------------------------------------
                                                    11,985,023
--------------------------------------------------------------
SERVICES (COMMERCIAL &
  CONSUMER)-0.33%
Avis Group Holdings, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  05/01/09                            1,850,000      1,956,375
--------------------------------------------------------------
SERVICES (EMPLOYMENT)-0.32%
MSX International, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.38%,
  01/15/08                            1,980,000      1,871,100
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
SOVEREIGN DEBT-1.58%
Newfoundland (Province of)
  (Canada), Unsec. Yankee Deb.,
  9.00%, 06/01/19                   $ 4,000,000   $  4,569,160
--------------------------------------------------------------
Quebec (Province of)
  (Canada)-Series A, Medium Term
  Putable Yankee Notes, 6.29%,
  03/06/26(g)                         4,800,000      4,693,824
--------------------------------------------------------------
                                                     9,262,984
--------------------------------------------------------------
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.47%
Crown Castle International Corp.,
  Sr. Notes, 10.75%, 08/01/11         1,100,000      1,133,000
--------------------------------------------------------------
Metrocall, Inc., Sr. Sub. Notes,
  11.88%, 06/15/05                    1,940,000      1,619,900
--------------------------------------------------------------
Nextel Communications, Inc.,
  Sr. Notes, 12.00%, 11/01/08         3,375,000      3,645,000
--------------------------------------------------------------
  Sr. Notes, 12.75%, 08/01/10
    (Acquired 07/26/00; Cost
    $986,220)(a)                      1,000,000        997,500
--------------------------------------------------------------
Orion Network Systems, Inc., Sr.
  Gtd. Sub. Notes, 11.25%,
  01/15/07                            2,000,000      1,230,000
--------------------------------------------------------------
                                                     8,625,400
--------------------------------------------------------------
TELECOMMUNICATIONS (LONG
  DISTANCE)-3.50%
360networks Inc. (Canada),
  Sr. Unsec. Yankee Notes, 12.00%,
    08/01/09                          1,000,000        935,000
--------------------------------------------------------------
  Sr. Yankee Notes, 12.50%,
    12/15/05                          1,430,000      1,426,425
--------------------------------------------------------------
Destia Communications, Inc., Sr.
  Unsec. Notes, 13.50%, 07/15/07      3,500,000      3,062,500
--------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee
  Notes, 11.50%, 12/15/07             1,500,000      1,087,500
--------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Unsec. Notes,
  11.25%, 01/15/09                    3,500,000      2,152,500
--------------------------------------------------------------
  12.75%, 10/15/09                    1,560,000        959,400
--------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%,
  10/15/19                            2,500,000      2,873,125
--------------------------------------------------------------
Versatel Telecom International
  N.V. (Netherlands), Sr. Yankee
  Notes, 13.25%, 05/15/08             1,370,000      1,411,100
--------------------------------------------------------------
Williams Communications Group,
  Inc., Sr. Unsec. Notes, 10.70%,
  10/01/07                            3,000,000      2,910,000
--------------------------------------------------------------
WorldCom, Inc., Notes, 8.00%,
  05/15/06                            3,650,000      3,720,701
--------------------------------------------------------------
                                                    20,538,251
--------------------------------------------------------------
TELEPHONE-5.19%
Alestra S.A. (Mexico), Sr. Yankee
  Notes, 12.63%, 05/15/09             2,380,000      2,314,550
--------------------------------------------------------------
AT&T Canada Inc. (Canada), Sr.
  Unsec. Yankee Notes 7.65%,
  09/15/06                            2,800,000      2,792,871
--------------------------------------------------------------
Bell Atlantic Financial Services,
  Inc.- Series REGS, Conv. Bonds,
  4.25%, 09/15/05                     2,700,000      3,170,100
--------------------------------------------------------------
CFW Communications Co., Sr. Notes,
  13.00%, 08/15/10 (Acquired
  07/21/00; Cost $1,750,328)(a)(f)    1,775,000      1,775,000
--------------------------------------------------------------
Deutsche Telekom International
  Finance B.V. (Netherlands),
  Unsec. Unsub. Yankee Bonds,
  8.00%, 06/15/10                     2,700,000      2,725,299
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
TELEPHONE-(CONTINUED)
ICG Services, Inc., Sr. Unsec.
  Disc. Notes, 10.00%, 02/15/08(b)  $ 4,000,000   $  2,248,960
--------------------------------------------------------------
Intermedia Communications,
  Inc.-Series B, Sr. Disc. Notes,
  11.25%, 07/15/07(b)                 2,300,000      1,552,500
--------------------------------------------------------------
Logix Communications Enterprises,
  Sr. Unsec. Notes, 12.25%,
  06/15/08                            1,000,000        252,500
--------------------------------------------------------------
NTL Inc.-Series B, Sr. Disc.
  Notes, 11.50%, 02/01/06(b)          1,475,000      1,386,500
--------------------------------------------------------------
Qwest Communications International
  Inc., Sr. Unsec. Notes, 7.50%,
  11/01/08                            3,050,000      2,984,212
--------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.
  (Mexico), Conv. Yankee Notes,
  4.25%, 06/15/04                     3,000,000      3,817,500
--------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec.
  Notes, 15.00%, 07/01/08             5,000,000      5,462,500
--------------------------------------------------------------
                                                    30,482,492
--------------------------------------------------------------
TRUCKERS-1.18%
North American Van Lines Inc., Sr.
  Sub. Notes, 13.38%, 12/01/09(d)     5,000,000      4,725,000
--------------------------------------------------------------
Travelcenters of America, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/01/07                    2,180,000      2,207,250
--------------------------------------------------------------
                                                     6,932,250
--------------------------------------------------------------
WASTE MANAGEMENT-2.97%
Allied Waste North America
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 08/01/09(d)     4,920,000      4,317,300
--------------------------------------------------------------
Browning-Ferris Industries, Inc.,
  Deb.,
  7.40%, 09/15/35                     1,200,000        774,000
--------------------------------------------------------------
  9.25%, 05/01/21                     2,570,000      2,197,350
--------------------------------------------------------------
Waste Management, Inc., Sr. Unsec.
  Notes,
  7.13%, 10/01/07                     3,710,000      3,388,158
--------------------------------------------------------------
  7.13%, 12/15/17                       935,000        796,583
--------------------------------------------------------------
Unsec. Putable Notes, 7.10%,
  08/01/26                            6,270,000      5,984,339
--------------------------------------------------------------
                                                    17,457,730
--------------------------------------------------------------
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $526,526,492)                                497,738,360
--------------------------------------------------------------

                                     PRINCIPAL
                                     AMOUNT(h)
NON-U.S. DOLLAR DENOMINATED BONDS
  & NOTES-9.00%
AUSTRALIA-0.36%
State Bank New South Wales-Series
  E (Banks-Major Regional), Sr.
  Unsec. Gtd. Medium Term Notes,
  8.63%, 08/20/01 AUD                 3,600,000      2,126,493
--------------------------------------------------------------
CANADA-3.39%
AT&T Canada Inc. (Telephone), Sr.
  Unsec. Notes, 7.15%, 09/23/04CAD    1,150,000        780,007
--------------------------------------------------------------
Bell Mobility Cellular Inc.
  (Telecommunications-Cellular/Wireless),
  Deb., 6.55%, 06/02/08        CAD    2,250,000      1,478,020
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(h)       VALUE
CANADA-(CONTINUED)
Canadian Pacific Ltd.-Series D
  (Manufacturing-Diversified),
  Unsec. Medium Term Notes, 5.85%,
  03/30/09 (Acquired 03/24/99;
  Cost $2,149,150)(a)          CAD    3,250,000   $  2,029,397
--------------------------------------------------------------
Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes,
  10.40%, 05/15/08(b)          CAD    9,050,000      3,698,039
--------------------------------------------------------------
  11.75%, 08/13/07(b)          CAD    8,200,000      3,847,111
--------------------------------------------------------------
Export Development Corp.
  (Sovereign Debt), Sr. Unsec.
  Unsub. Notes, 6.50%, 12/21/04NZD    2,150,000        933,761
--------------------------------------------------------------
Microcell Telecommunications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes, 11.13%,
  10/15/07(b)  CAD                    3,500,000      1,653,831
--------------------------------------------------------------
Ontario (Province of) (Sovereign
  Debt), Unsec. Unsub. Notes,
  6.25%, 12/03/08 NZD                 2,500,000      1,019,756
--------------------------------------------------------------
Rogers Cablesystems
  (Broadcasting-Television, Radio
  & Cable), Sr. Sec. Second
  Priority Deb., 9.65%,
  01/15/14             CAD            3,300,000      2,352,862
--------------------------------------------------------------
TransCanada Pipelines-Series Q
  (Natural Gas), Deb., 10.63%,
  10/20/09            CAD             1,750,000      1,449,438
--------------------------------------------------------------
Westcoast Energy Inc.-Series V
  (Natural Gas), Unsec. Deb.,
  6.45%, 12/18/06 (Acquired
  12/03/96; Cost $739,169)(a)  CAD    1,000,000        664,721
--------------------------------------------------------------
                                                    19,906,943
--------------------------------------------------------------
CAYMAN ISLANDS-0.52%
Sutton Bridge Financial Ltd.
  (Power Producers-Independent),
  Gtd. Euro Bonds, 8.63%,
  06/30/22(d)                 GBP     2,000,000      3,079,298
--------------------------------------------------------------
FRANCE-0.51%
Vivendi Environment (Waste
  Management), Conv. Bonds, 1.50%,
  01/01/05       EUR                  1,050,000      2,973,891
--------------------------------------------------------------
NETHERLANDS-1.23%
Grapes Communications N.V.
  (Telecommunications-Cellular/Wireless),
  Sr. Notes, 13.50%, 05/15/10
  (Acquired 05/03/00; Cost
  $12,085,640)(a)(f)                  2,300,000      1,919,822
--------------------------------------------------------------
Tecnost International
  N.V.-(Telephone) Series E, Gtd.
  Medium Term Notes, 6.13%,
  07/30/09                         EUR   2,050,000    1,769,144
--------------------------------------------------------------
Tele1 Europe B.V.
  (Telecommunications-Long
  Distance), Sr. Notes, 11.88%,
  12/01/09 EUR                        3,750,000      3,504,022
--------------------------------------------------------------
                                                     7,192,988
--------------------------------------------------------------
NEW ZEALAND-0.35%
Inter-American Development Bank
  (Banks- Money Center), Unsec.
  Bonds, 5.75%, 04/15/04       NZD    4,750,000      2,029,258
--------------------------------------------------------------
NORWAY-0.39%
Enitel ASA
  (Telecommunications-Long
  Distance), Sr. Notes, 12.50%,
  04/15/10 EUR                        2,500,000      2,272,253
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(h)       VALUE
UNITED KINGDOM-2.25%
Airtours PLC (Services-Commercial
  & Consumer), Conv. Sub. Notes,
  5.75%, 01/05/04 (Acquired
  12/09/98; Cost $3,091,887)(a)GBP    1,869,000   $  2,566,138
--------------------------------------------------------------
British Sky Broadcasting Group PLC
  (Broadcasting-Television, Radio
  & Cable), Sr. Gtd. Unsec. Unsub.
  Notes, 7.75%, 07/09/09       GBP    1,750,000      2,528,772
--------------------------------------------------------------
Energis PLC (Telephone), Sr.
  Notes, 9.13%, 03/15/10       GBP    3,000,000      4,320,176
--------------------------------------------------------------
Jazztel PLC (Telephone), Sr.
  Unsec. Notes, 13.25%,
  12/15/09                 EUR        2,260,000      1,907,394
--------------------------------------------------------------
Scotia Holdings PLC (Health
  Care-Drugs- Generic & Other),
  Conv. Unsec. Notes, 8.50%,
  03/26/02                  GBP       1,500,000      1,915,604
--------------------------------------------------------------
                                                    13,238,084
--------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Bonds & Notes
      (Cost $60,180,822)                            52,819,208
--------------------------------------------------------------

                                      SHARES
STOCKS & OTHER EQUITY
  INTERESTS-2.72%
BANKS (REGIONAL)-1.06%
First Republic Capital
  Corp.-Series A-Pfd. (Acquired
  05/26/99; Cost $3,500,000)(a)           3,500      3,141,250
--------------------------------------------------------------
Westpac Banking Corp., STRYPES
  Trust-$3.14 Conv. Pfd.                 95,000      3,069,688
--------------------------------------------------------------
                                                     6,210,938
--------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.00%
Knology Inc.-Wts., expiring
  10/22/07 (Acquired 03/12/98;
  Cost $0)(a)(i)                          4,100         10,250
--------------------------------------------------------------
COMPUTERS (PERIPHERALS)-0.04%
Equinix Inc.-Wts., expiring
  12/01/07 (Acquired 05/30/00;
  Cost $0)(a)(i)                          3,540        247,800
--------------------------------------------------------------
COMPUTERS (SOFTWARE &
  SERVICES)-0.24%
Microsoft Corp.(j)                       20,291      1,416,582
--------------------------------------------------------------
ELECTRICAL EQUIPMENT-0.00%
Electronic Retailing Systems
  International, Inc.-Wts.,
  expiring 02/01/04(i)                    3,630          3,630
--------------------------------------------------------------
FOODS-0.13%
Ralston Purina Group.-$4.34 Conv.
  Pfd.                                   23,000        764,750
--------------------------------------------------------------
HOUSEHOLD FURNISHING &
  APPLIANCES-0.02%
O'Sullivan Industries, Inc.-Wts.,
  expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(a)(i)                6,000         90,000
--------------------------------------------------------------
METAL FABRICATORS-0.00%
Gulf States Steel, Inc.-Wts.,
  expiring 04/15/03(i)                    1,650             --
--------------------------------------------------------------
SERVICES (COMMERCIAL &
  CONSUMER)-0.33%
Cendant Corp.-$3.75 Conv. PRIDES         78,000      1,579,500
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
SERVICES (COMMERCIAL & CONSUMER)-(CONTINUED)
Cendant Corp.-Rts., expiring
  02/14/01(i)                            50,000   $    375,000
--------------------------------------------------------------
                                                     1,954,500
--------------------------------------------------------------
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.38%
Clearnet Communications Inc.-Class
  A-ADR (Canada)(j)                       5,874        165,206
--------------------------------------------------------------
Loral Space & Communications
  Ltd.(j)                                 2,059         10,681
--------------------------------------------------------------
WebLink Wireless, Inc.(j)               204,685      2,059,643
--------------------------------------------------------------
                                                     2,235,530
--------------------------------------------------------------
TELECOMMUNICATIONS (LONG
  DISTANCE)-0.52%
Enitel ASA (Norway)-Wts., expiring
  04/05/05(i)                             2,500         23,186
--------------------------------------------------------------
Versatel Telecom International
  N.V.-ADR (Netherlands)(j)              17,663        565,216
--------------------------------------------------------------
Viatel, Inc., $3.88 Conv. Pfd.
  (Acquired 04/07/00; Cost
  $5,000,000)(a)                        100,000      2,462,500
--------------------------------------------------------------
                                                     3,050,902
--------------------------------------------------------------
    Total Stocks & Other Equity
      Interests (Cost $21,633,642)                  15,984,882
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. TREASURY NOTES-1.47%
  6.63%, 05/31/02                   $ 3,000,000   $  3,013,710
--------------------------------------------------------------
  6.75%, 05/15/05                     5,500,000      5,636,620
--------------------------------------------------------------
                                                     8,650,330
--------------------------------------------------------------
    Total U.S. Treasury Notes
      (Cost $8,629,961)                              8,650,330
--------------------------------------------------------------

                                      SHARES
MONEY MARKET FUNDS-0.48%
STIC Liquid Assets Portfolio(k)       1,416,926      1,416,926
--------------------------------------------------------------
STIC Prime Portfolio(k)               1,416,926      1,416,926
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $2,833,852)                                    2,833,852
--------------------------------------------------------------
TOTAL INVESTMENTS-98.43% (Cost
  $619,804,769)                                    578,026,632
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.57%                                  9,202,630
--------------------------------------------------------------
NET ASSETS-100.00%                                $587,229,262
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
AUD    - Australian Dollar
CAD    - Canadian Dollar
Conv.   - Convertible
Ctfs.    - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR    - Euro
GBP    - British Pound Sterling
Gtd.    - Guaranteed
NZD    - New Zealand Dollar
Pfd.    - Preferred
PRIDES  - Preferred Redemption Increase Dividend Equity Security
REIT    - Real Estate Investment Trust
REGS   - Regulation S
Rts.    - Rights
Sec.    - Secured
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a)Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 07/31/00 was $53,183,661 which represented 9.06% of the Fund's net assets.
(b)Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d)Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(e)Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(f)Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit contains warrants that enable the holder to purchase shares of the issuer at a predetermined price.
(g)Step-up bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)Foreign denominated security. Par value is denominated in currency indicated.
(i)Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j)Non-income producing security.
(k)The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.
                                     FS-39

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-83.31%
AIR FREIGHT-0.69%
Atlas Air, Inc., Sr. Unsec. Notes,
  10.75%, 08/01/05                  $ 3,970,000   $  4,089,100
--------------------------------------------------------------
AIRLINES-4.21%
Air 2 US-Series C, Equipment Trust
  Ctfs., 10.13%, 10/01/20
  (Acquired 10/28/99; Cost
  $3,750,000)(a)                      3,750,000      3,898,200
--------------------------------------------------------------
Airplanes Pass Through
  Trust-Series D, Gtd. Sub. Bonds,
  10.88%, 03/15/19                    1,787,737      1,453,457
--------------------------------------------------------------
Delta Air Lines, Inc., Deb.,
  9.00%, 05/15/16                       700,000        674,170
--------------------------------------------------------------
  10.38%, 12/15/22                    4,000,000      4,287,040
--------------------------------------------------------------
  Equipment Trust Ctfs., 10.50%,
    04/30/16                          5,000,000      5,721,450
--------------------------------------------------------------
Dunlop Standard Aerospace Holdings
  PLC (United Kingdom), Sr. Unsec.
  Yankee Sub. Notes, 11.88%,
  05/15/09                            2,700,000      2,659,500
--------------------------------------------------------------
United Air Lines, Inc.,
  Deb., 9.75%, 08/15/21 (Acquired
    09/23/99; Cost $4,205,475)(a)     3,750,000      3,618,562
--------------------------------------------------------------
  Series 95A2, Pass Through Ctfs.,
    9.56%, 10/19/18                   2,325,000      2,565,823
--------------------------------------------------------------
                                                    24,878,202
--------------------------------------------------------------
AUTO PARTS & EQUIPMENT-0.76%
Advance Stores Co., Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                    2,585,000      2,106,775
--------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                            2,640,000      2,376,000
--------------------------------------------------------------
                                                     4,482,775
--------------------------------------------------------------
AUTOMOBILES-0.40%
DaimlerChrysler N.A. Holding
  Corp., Gtd. Notes, 8.00%,
  06/15/10                            2,300,000      2,340,710
--------------------------------------------------------------
BANKS (MAJOR REGIONAL)-2.37%
BB&T Corp., Putable Sub. Notes,
  6.38%, 06/30/05                     1,000,000        935,650
--------------------------------------------------------------
Crestar Financial Corp., Sub.
  Notes, 8.75%, 11/15/04                645,000        669,097
--------------------------------------------------------------
Midland Bank PLC (United Kingdom),
  Yankee Sub. Notes, 7.65%,
  05/01/25                            1,870,000      1,864,222
--------------------------------------------------------------
Regions Financial Corp., Putable
  Sub. Notes, 7.75%, 09/15/24         3,650,000      3,667,666
--------------------------------------------------------------
Republic New York Corp.,
  Sub. Deb., 9.50%, 04/15/14          2,750,000      3,044,002
--------------------------------------------------------------
  Sub. Notes, 9.70%, 02/01/09         2,500,000      2,735,775
--------------------------------------------------------------
Union Planters Bank N.A., Unsec.
  Sub. Notes, 6.50%, 03/15/08         1,240,000      1,085,769
--------------------------------------------------------------
                                                    14,002,181
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
BANKS (MONEY CENTER)-1.53%
First Union Corp., Putable Sub.
  Deb.,
  6.55%, 10/15/35                   $   660,000   $    622,783
--------------------------------------------------------------
  7.50%, 04/15/35                     5,000,000      4,931,650
--------------------------------------------------------------
NCNB Corp., Sub. Notes, 9.38%,
  09/15/09                            3,200,000      3,493,056
--------------------------------------------------------------
                                                     9,047,489
--------------------------------------------------------------
BANKS (REGIONAL)-2.06%
Banponce Trust I-Series A, Gtd.
  Notes, 8.33%, 02/01/27              3,000,000      2,660,760
--------------------------------------------------------------
Mercantile Bancorp., Inc., Unsec.
  Sub. Notes, 7.30%, 06/15/07         3,585,000      3,461,748
--------------------------------------------------------------
NBD Bank N.A. Michigan, Putable
  Sub. Deb., 8.25%, 11/01/24          2,800,000      2,885,792
--------------------------------------------------------------
Riggs Capital Trust II-Series C,
  Gtd. Sec. Bonds, 8.88%, 03/15/27    3,800,000      3,121,662
--------------------------------------------------------------
                                                    12,129,962
--------------------------------------------------------------
BEVERAGES (ALCOHOLIC)-0.67%
J Seagram & Sons, Gtd. Deb.,
  9.65%, 08/15/18                     3,500,000      3,976,805
--------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO &
  CABLE)-7.74%
AT&T Corp.-Liberty Media Group,
  Bonds, 7.88%, 07/15/09              1,500,000      1,447,530
--------------------------------------------------------------
  Sr. Unsec. Deb., 8.25%, 02/01/30    3,400,000      3,140,750
--------------------------------------------------------------
British Sky Broadcasting Group PLC
  (United Kingdom), Sr. Unsec.
  Gtd. Yankee Notes, 8.20%,
  07/15/09                            5,400,000      5,094,198
--------------------------------------------------------------
CF Cable TV Inc. (Canada), Sr.
  Sec. Priority Yankee Notes,
  9.13%, 07/15/07                     2,000,000      2,116,360
--------------------------------------------------------------
Charter Communications Holdings,
  LLC/Charter Communications
  Holdings Capital Corp., Sr.
  Unsec. Disc. Notes, 9.92%,
  04/01/11(b)                         2,500,000      1,431,250
--------------------------------------------------------------
Comcast Cable Communications,
  Notes, 8.88%, 05/01/17              5,000,000      5,371,000
--------------------------------------------------------------
  Sr. Unsec. Notes, 8.50%,
    05/01/27                          3,000,000      3,145,080
--------------------------------------------------------------
Cox Enterprises, Inc., Notes,
  8.00%, 02/15/07 (Acquired
  02/16/00; Cost $3,771,614)(a)       3,800,000      3,781,418
--------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec.
  Deb.,
  Sr. Unsec. Deb., 7.88%, 02/15/18    1,000,000        922,940
--------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%,
    12/15/07                          6,850,000      6,641,280
--------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(b)                         3,930,000      2,456,250
--------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.88%, 10/15/07(b)          4,100,000      2,224,250
--------------------------------------------------------------
Lenfest Communications, Inc., Sr.
  Unsec. Sub. Notes, 8.25%,
  02/15/08                            5,000,000      4,953,350
--------------------------------------------------------------
United Pan-Europe Communications
  N.V. (Netherlands)-Series B, Sr.
  Unsec. Disc. Yankee Notes,
  13.38%, 11/01/09(b)                 6,000,000      2,940,000
--------------------------------------------------------------
                                                    45,665,656
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
BUILDING MATERIALS-0.48%
Blount Inc., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 08/01/09           $ 2,750,000   $  2,818,750
--------------------------------------------------------------
CHEMICALS-0.48%
Sterling Chemicals, Inc.-Series B,
  Sr. Gtd. Sec. Sub. Notes,
  12.38%, 07/15/06                    2,750,000      2,846,250
--------------------------------------------------------------
CHEMICALS (SPECIALTY)-0.02%
Key Plastics Holdings, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 03/15/07(c)                 1,325,000        139,125
--------------------------------------------------------------
COMPUTERS (HARDWARE)-0.37%
Candescent Technology Corp., Sr.
  Conv. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/20/98; Cost
  $2,000,000)(a)                      2,000,000      1,450,000
--------------------------------------------------------------
Lattice Semiconductor Corp., Conv.
  Notes, 4.75%, 11/01/06 (Acquired
  12/03/99; Cost $538,200)(a)           390,000        705,412
--------------------------------------------------------------
                                                     2,155,412
--------------------------------------------------------------
COMPUTERS (NETWORKING)-0.34%
Exodus Communications, Inc., Sr.
  Unsec. Notes, 11.25%, 07/01/08      2,025,000      2,014,875
--------------------------------------------------------------
COMPUTERS (PERIPHERALS)-0.62%
Equinix Inc., Sr. Notes, 13.00%,
  12/01/07(d)(e)                      3,540,000      3,655,050
--------------------------------------------------------------
CONSUMER FINANCE-2.56%
Capital One Financial Corp.,
  Unsec. Notes, 7.25%, 05/01/06       2,500,000      2,306,150
--------------------------------------------------------------
CitiFinancial Credit Co., Putable
  Notes, 7.88%, 02/01/25              1,400,000      1,410,738
--------------------------------------------------------------
Countrywide Home Loans,
  Inc.-Series H, Unsec. Gtd.
  Medium Term Sub Notes, 6.25%,
  04/15/09                            1,600,000      1,397,712
--------------------------------------------------------------
General Motors Acceptance Corp.,
  Notes, 5.75%, 11/10/03              2,500,000      2,386,100
--------------------------------------------------------------
Household Finance Corp., Sr.
  Unsec. Notes, 8.00%, 05/09/05       2,500,000      2,519,125
--------------------------------------------------------------
MBNA Capital I-Series A, Gtd.
  Bonds, 8.28%, 12/01/26              6,065,000      5,084,047
--------------------------------------------------------------
                                                    15,103,872
--------------------------------------------------------------
DISTRIBUTORS (FOOD & HEALTH)-0.23%
Fleming Companies, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.63%, 07/31/07                    1,600,000      1,352,000
--------------------------------------------------------------
ELECTRIC COMPANIES-6.69%
Cleveland Electric Illuminating
  Co. (The)- Series D, Sr. Sec.
  Notes, 7.88%, 11/01/17              3,800,000      3,638,895
--------------------------------------------------------------
CMS Energy Corp., Sr. Unsec.
  Notes, 8.13%, 05/15/02                850,000        847,033
--------------------------------------------------------------
El Paso Electric Co.-Series E,
  Sec. First Mortgage Bonds,
  9.40%, 05/01/11                     3,000,000      3,163,560
--------------------------------------------------------------
Indiana Michigan Power Co.-Series
  F, Sec. Lease Obligation Bonds,
  9.82%, 12/07/22                     4,967,714      5,374,371
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
ELECTRIC COMPANIES-(CONTINUED)
Niagara Mohawk Holdings Inc.,
  First Mortgage Notes, 7.75%,
    05/15/06                        $ 4,300,000   $  4,262,031
--------------------------------------------------------------
  Series H, Sr. Unsec. Disc.
    Notes, 8.50%, 07/01/10(b)        10,000,000      7,649,300
--------------------------------------------------------------
Public Service Company of New
  Mexico- Series A, Sr. Unsec.
  Notes, 7.10%, 08/01/05              1,200,000      1,166,412
--------------------------------------------------------------
Southern Energy, Inc., Sr. Notes,
  7.90%, 07/15/09 (Acquired
  07/21/99-12/03/99; Cost
  $5,978,820)(a)                      6,000,000      5,551,320
--------------------------------------------------------------
Texas-New Mexico Power Co., Sr.
  Sec. Notes, 6.25%, 01/15/09         4,050,000      3,476,317
--------------------------------------------------------------
Western Resources, Inc., Sr.
  Unsec. Notes, 7.13%, 08/01/09       5,352,000      4,384,572
--------------------------------------------------------------
                                                    39,513,811
--------------------------------------------------------------
ELECTRONICS (COMPONENT
  DISTRIBUTORS)-0.55%
Israel Electric Corp. Ltd.
  (Israel),
  Series E, Sr. Sec. Medium Term
    Yankee Notes, 7.75%, 03/01/09
    (Acquired 04/13/00; Cost
    $2,138,136)(a)                    2,200,000      2,125,200
--------------------------------------------------------------
  Yankee Deb., 7.75%, 12/15/27
    (Acquired 06/09/00; Cost
    $1,141,374)(a)                    1,300,000      1,138,878
--------------------------------------------------------------
                                                     3,264,078
--------------------------------------------------------------
ENGINEERING & CONSTRUCTION-0.38%
Morrison Knudsen Corp., Sr. Notes,
  11.00%, 07/01/10 (Acquired
  06/28/00; Cost $2,233,395)(a)       2,250,000      2,244,375
--------------------------------------------------------------
ENTERTAINMENT-2.32%
Callahan Nordrhein Westfalen
  (Denmark), Sr. Yankee Notes,
  14.00%, 07/15/10 (Acquired
  06/29/00; Cost $1,100,000)(a)       1,100,000      1,101,375
--------------------------------------------------------------
Time Warner Inc., Deb.,
  9.13%, 01/15/13                     5,000,000      5,434,900
--------------------------------------------------------------
  9.15%, 02/01/23                     6,500,000      7,133,620
--------------------------------------------------------------
                                                    13,669,895
--------------------------------------------------------------
FINANCIAL (DIVERSIFIED)-3.86%
Associates Corp. of North America,
  Sr. Deb., 6.95%, 11/01/18           1,000,000        884,380
--------------------------------------------------------------
Beaver Valley Funding Corp., Sec.
  Lease Obligations Deb., 9.00%,
  06/01/17                            1,500,000      1,483,665
--------------------------------------------------------------
Citicorp Lease-Class A2, Series
  1999-1, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00; Cost $2,172,874)(a)       2,200,000      2,193,576
--------------------------------------------------------------
General Electric Capital
  Corp.-Series A, Medium Term
  Notes, 7.38%, 01/19/10              5,600,000      5,650,064
--------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec.
  Notes,
  7.38%, 11/01/09                     1,750,000      1,647,520
--------------------------------------------------------------
  8.00%, 06/15/05                     2,300,000      2,295,009
--------------------------------------------------------------
Hutchison Delta Finance
  Ltd.-Series REGS (Cayman
  Islands), Conv. Unsec. Euro
  Notes, 7.00%, 11/08/02              2,000,000      2,350,000
--------------------------------------------------------------
Source One Mortgage Services
  Corp., Deb., 9.00%, 06/01/12        1,130,000      1,200,627
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
FINANCIAL (DIVERSIFIED)-(CONTINUED)
Sumitomo Bank International
  Finance N.V. (Japan), Gtd. Sub.
  Yankee Notes, 8.50%, 06/15/09     $ 4,350,000   $  4,407,289
--------------------------------------------------------------
Sun Canada Financial Co., Gtd.
  Sub. Notes, 6.63%, 12/15/07
  (Acquired 10/14/99; Cost
  $654,311)(a)                          700,000        667,533
--------------------------------------------------------------
                                                    22,779,663
--------------------------------------------------------------
FOODS-0.85%
Grand Metropolitan Investment,
  Gtd. Bonds, 7.45%, 04/15/35         5,000,000      5,006,000
--------------------------------------------------------------
GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.60%
Venetian Casino Resort LLC, Sec.
  Gtd. Mortgage Notes, 12.25%,
  11/15/04                            3,500,000      3,552,500
--------------------------------------------------------------
HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.35%
Warner Chilcott, Inc., Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08(d)     2,000,000      2,050,000
--------------------------------------------------------------
HOUSEHOLD FURNISHING &
  APPLIANCES-0.49%
O'Sullivan Industries, Inc., Sr.
  Sub. Notes, 13.38%, 10/15/09        3,000,000      2,902,500
--------------------------------------------------------------
HOUSEHOLD PRODUCTS
  (NON-DURABLES)-0.45%
Procter & Gamble Co. (The),
  Putable Deb., 8.00%, 09/01/24       2,500,000      2,646,125
--------------------------------------------------------------
INSURANCE (LIFE/HEALTH)-1.06%
American General Finance Corp.,
  Sr. Notes, 8.45%, 10/15/09          2,100,000      2,159,472
--------------------------------------------------------------
Americo Life, Inc., Sr. Sub.
  Notes, 9.25%, 06/01/05              1,000,000        945,000
--------------------------------------------------------------
John Hancock Global Funding II,
  Sec. Medium Term Notes, 7.90%,
  07/02/10 (Acquired 06/23/00;
  Cost $1,995,220)(a)                 2,000,000      2,013,800
--------------------------------------------------------------
Torchmark Corp., Notes, 7.88%,
  05/15/23                            1,325,000      1,127,668
--------------------------------------------------------------
                                                     6,245,940
--------------------------------------------------------------
INSURANCE (MULTI-LINE)-0.43%
AIG SunAmerica Global Financing
  II, Sr. Sec. Notes, 7.60%,
  06/15/05 (Acquired 06/08/00;
  Cost $2,500,000)(a)                 2,500,000      2,518,025
--------------------------------------------------------------
INSURANCE (PROPERTY &
  CASUALTY)-1.48%
GE Global Insurance Holdings
  Corp., Notes, 7.75%, 06/15/30       4,800,000      4,760,112
--------------------------------------------------------------
Terra Nova Insurance PLC (United
  Kingdom), Sr. Unsec. Gtd. Yankee
  Notes,
  7.00%, 05/15/08                     2,000,000      1,873,480
--------------------------------------------------------------
  7.20%, 08/15/07                     2,200,000      2,094,466
--------------------------------------------------------------
                                                     8,728,058
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
INVESTMENT BANKING/BROKERAGE-1.72%
Lehman Brothers Holdings Inc.,
  Notes, 8.50%, 08/01/15            $ 4,490,000   $  4,426,691
--------------------------------------------------------------
  Sr. Sub. Notes, 7.38%, 01/15/07     3,585,000      3,403,025
--------------------------------------------------------------
  Series E, Medium Term Notes,
    9.09%, 02/10/28(f)                8,700,000        679,557
--------------------------------------------------------------
  Putable Sr. Notes, 8.80%,
    03/01/15                          1,640,000      1,657,417
--------------------------------------------------------------
                                                    10,166,690
--------------------------------------------------------------
IRON & STEEL-0.15%
Acme Metals Inc., Sr. Unsec. Gtd.
  Notes, 10.88%, 12/15/07(c)          3,240,000        502,200
--------------------------------------------------------------
GS Technologies Operating Co.,
  Inc., Sr. Gtd. Notes, 12.00%,
  09/01/04                            1,585,000        404,175
--------------------------------------------------------------
                                                       906,375
--------------------------------------------------------------
LEISURE TIME (PRODUCTS)-0.27%
Marvel Enterprises, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  06/15/09                            2,075,000      1,602,937
--------------------------------------------------------------
LODGING-HOTELS-0.30%
John Q. Hammons Hotels, Inc., Sec.
  First Mortgage Notes, 9.75%,
  10/01/05                            2,000,000      1,760,000
--------------------------------------------------------------
MANUFACTURING (DIVERSIFIED)-0.22%
Anthony Crane Rentals LP-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 08/01/08                    1,500,000        982,500
--------------------------------------------------------------
Glenoit Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 04/15/07(c)     2,310,000        334,950
--------------------------------------------------------------
                                                     1,317,450
--------------------------------------------------------------
MANUFACTURING (SPECIALIZED)-0.79%
Brand Scaffold Services, Inc., Sr.
  Unsec. Notes, 10.25%, 02/15/08      1,600,000      1,416,000
--------------------------------------------------------------
MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                            2,070,000      2,038,950
--------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes,
  12.75%, 06/15/10 (Acquired
  06/15/00; Cost $1,163,834)(a)       1,180,000      1,182,950
--------------------------------------------------------------
                                                     4,637,900
--------------------------------------------------------------
METALS MINING-0.90%
Centaur Mining and Exploration
  Ltd. (Australia), Sr. Gtd.
  Yankee Notes, 11.00%, 12/01/07      2,500,000      2,012,500
--------------------------------------------------------------
Rio Algom Ltd. (Canada), Unsec.
  Yankee Deb., 7.05%, 11/01/05        3,500,000      3,325,280
--------------------------------------------------------------
                                                     5,337,780
--------------------------------------------------------------
NATURAL GAS-3.10%
Dynegy Inc., Sr. Unsec. Deb.,
  7.13%, 05/15/18                     3,550,000      3,121,764
--------------------------------------------------------------
Enron Corp.,
  Series A, Medium Term Notes,
    8.38%, 05/23/05                   1,750,000      1,797,198
--------------------------------------------------------------
  Sr. Sub. Deb., 8.25%, 09/15/12      4,100,000      4,184,870
--------------------------------------------------------------
KN Capital Trust III, Gtd. Sub.
  Bonds, 7.63%, 04/15/28              2,500,000      2,150,475
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
NATURAL GAS-(CONTINUED)
Nova Gas Transmission Ltd.
  (Canada), Yankee Deb., 8.50%,
  12/15/12                          $ 3,000,000   $  3,134,430
--------------------------------------------------------------
Sonat Inc., Unsec. Notes, 7.63%,
  07/15/11                            4,000,000      3,921,440
--------------------------------------------------------------
                                                    18,310,177
--------------------------------------------------------------
OIL & GAS (DRILLING &
  EQUIPMENT)-0.54%
NRG Energy, Inc., Sr. Unsec.
  Notes, 7.50%, 06/01/09              3,400,000      3,203,344
--------------------------------------------------------------
OIL & GAS (EXPLORATION &
  PRODUCTION)-2.08%
Den Norske Stats Oljeselskap
  (Norway), Yankee Deb., 7.38%,
  05/01/16 (Acquired 06/01/00;
  Cost $2,064,678)(a)                 2,200,000      2,081,860
--------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%,
  08/15/06                            3,500,000      3,491,040
--------------------------------------------------------------
Talisman Energy Inc. (Canada),
  Yankee Deb., 7.13%, 06/01/07        3,750,000      3,582,338
--------------------------------------------------------------
Union Pacific Resources Group
  Inc., Unsec. Deb., 7.50%,
  10/15/26                            3,350,000      3,148,565
--------------------------------------------------------------
                                                    12,303,803
--------------------------------------------------------------
OIL & GAS (REFINING &
  MARKETING)-0.85%
Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.13%,
  07/01/06                            2,010,000      1,718,550
--------------------------------------------------------------
Tosco Corp., Unsec. Deb., 7.80%,
  01/01/27                            3,400,000      3,291,914
--------------------------------------------------------------
                                                     5,010,464
--------------------------------------------------------------
OIL (DOMESTIC INTEGRATED)-1.26%
Amerada Hess Corp., Bonds, 7.88%,
  10/01/29                            3,000,000      2,933,220
--------------------------------------------------------------
Occidental Petroleum Corp., Sr.
  Deb., 9.25%, 08/01/19               4,100,000      4,472,854
--------------------------------------------------------------
                                                     7,406,074
--------------------------------------------------------------
OIL (INTERNATIONAL
  INTEGRATED)-0.60%
YPF Sociedad Anonima (Argentina),
  Yankee Bonds, 9.13%, 02/24/09       3,500,000      3,559,675
--------------------------------------------------------------
PAPER & FOREST PRODUCTS-0.66%
Domtar, Inc. (Canada), Unsec.
  Yankee Deb., 9.50%, 08/01/16        3,750,000      3,914,063
--------------------------------------------------------------
PHOTOGRAPHY/IMAGING-0.40%
Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                    2,220,000      2,328,225
--------------------------------------------------------------
POWER PRODUCERS
  (INDEPENDENT)-0.47%
Kincaid Generation LLC, Sec.
  Bonds, 7.33%, 06/15/20 (Acquired
  04/30/98; Cost $1,981,883)(a)       1,977,000      1,799,129
--------------------------------------------------------------
Panda Funding Corp., Series A-1,
  Pooled Project Bonds, 11.63%,
  08/20/12                              985,892        971,103
--------------------------------------------------------------
                                                     2,770,232
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
PUBLISHING (NEWSPAPERS)-2.32%
News America Holdings, Inc.,
  Putable Notes, 8.45%, 08/01/34    $ 7,000,000   $  7,121,310
--------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13      5,250,000      5,621,175
--------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds,
    7.43%, 10/01/26                   1,000,000        961,540
--------------------------------------------------------------
                                                    13,704,025
--------------------------------------------------------------
RAILROADS-1.19%
CSX Corp., Sr. Unsec. Putable
  Deb., 7.25%, 05/01/27               7,250,000      7,045,623
--------------------------------------------------------------
REAL ESTATE INVESTMENT
  TRUSTS-0.84%
ERP Operating L.P., Unsec. Notes,
  7.13%, 10/15/17                     2,400,000      1,987,872
--------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec.
  Notes, 7.63%, 03/15/08              1,500,000      1,243,290
--------------------------------------------------------------
Spieker Properties, Inc., Unsec.
  Deb., 7.35%, 12/01/17               2,000,000      1,751,580
--------------------------------------------------------------
                                                     4,982,742
--------------------------------------------------------------
RETAIL (SPECIALTY)-1.07%
Amazon.com, Inc., Conv. Deb.,
  4.75%, 02/01/09 (Acquired
  01/29/99; Cost $2,507,500)(a)       2,500,000      1,584,375
--------------------------------------------------------------
CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06            715,000        661,375
--------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08             5,190,000      3,243,750
--------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.00%,
  08/15/08                              820,000        799,500
--------------------------------------------------------------
                                                     6,289,000
--------------------------------------------------------------
RETAIL (SPECIALTY-APPAREL)-0.26%
Big 5 Corp.-Series B, Sr. Unsec.
  Notes, 10.88%, 11/15/07             1,625,000      1,511,250
--------------------------------------------------------------
SAVINGS & LOAN COMPANIES-2.07%
Dime Capital Trust I-Series A,
  Gtd. Bonds, 9.33%, 05/06/27         2,380,000      2,176,629
--------------------------------------------------------------
Sovereign Bancorp, Inc., Medium
  Term Sub. Notes, 8.00%, 03/15/03    5,050,000      4,789,925
--------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec.
  Notes, 7.13%, 02/15/04              1,500,000      1,446,345
--------------------------------------------------------------
Washington Mutual Cap I,
  Sec. Gtd. Bonds, 8.38%, 06/01/27    1,485,000      1,331,778
--------------------------------------------------------------
  Sub. Notes, 8.25%, 04/01/10         2,500,000      2,484,900
--------------------------------------------------------------
                                                    12,229,577
--------------------------------------------------------------
SERVICES (COMMERCIAL &
  CONSUMER)-0.33%
Avis Group Holdings, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  05/01/09                            1,850,000      1,937,875
--------------------------------------------------------------
SERVICES (EMPLOYMENT)-0.32%
MSX International, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.38%,
  01/15/08                            1,980,000      1,881,000
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
SOVEREIGN DEBT-1.56%
Newfoundland (Province of)
  (Canada), Unsec. Yankee Deb.,
  9.00%, 06/01/19                   $ 4,000,000   $  4,511,080
--------------------------------------------------------------
Quebec (Province of)
  (Canada)-Series A, Medium Term
  Putable Yankee Notes, 6.29%,
  03/06/26(g)                         4,800,000      4,684,368
--------------------------------------------------------------
                                                     9,195,448
--------------------------------------------------------------
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.24%
Crown Castle International Corp.,
  Sr. Notes, 10.75%, 08/01/11         1,100,000      1,122,000
--------------------------------------------------------------
Metrocall, Inc., Sr. Sub. Notes,
  11.88%, 06/15/05                    1,940,000      1,387,100
--------------------------------------------------------------
Nextel Communications, Inc., Sr.
  Notes, 12.00%, 11/01/08             3,375,000      3,645,000
--------------------------------------------------------------
Orion Network Systems, Inc., Sr.
  Gtd. Sub. Notes, 11.25%,
  01/15/07                            2,000,000      1,170,000
--------------------------------------------------------------
                                                     7,324,100
--------------------------------------------------------------
TELECOMMUNICATIONS (LONG
  DISTANCE)-4.31%
360networks Inc. (Canada),
  Sr. Unsec. Yankee Notes, 12.00%,
    08/01/09                          1,000,000        955,000
--------------------------------------------------------------
  Sr. Yankee Notes, 12.50%,
    12/15/05                          1,430,000      1,472,900
--------------------------------------------------------------
Destia Communications, Inc., Sr.
  Unsec. Notes, 13.50%, 07/15/07      3,500,000      3,132,500
--------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee
  Notes, 11.50%, 12/15/07             1,500,000      1,177,500
--------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Unsec. Notes,
  11.25%, 01/15/09                    3,500,000      2,747,500
--------------------------------------------------------------
  12.75%, 10/15/09                    1,560,000      1,255,800
--------------------------------------------------------------
RSL Communications PLC (United
  Kingdom), Sr. Unsec. Gtd. Yankee
  Notes, 12.88%, 03/01/10
  (Acquired 02/14/00; Cost
  $4,965,000)(a)                      5,000,000      3,725,000
--------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%,
  10/15/19                            2,500,000      2,841,150
--------------------------------------------------------------
Versatel Telecom International
  N.V. (Netherlands), Sr. Yankee
  Notes, 13.25%, 05/15/08             1,370,000      1,404,250
--------------------------------------------------------------
Williams Communications Group,
  Inc., Sr. Unsec. Notes, 10.70%,
  10/01/07                            3,000,000      2,985,000
--------------------------------------------------------------
WorldCom, Inc., Notes, 8.00%,
  05/15/06                            3,650,000      3,703,546
--------------------------------------------------------------
                                                    25,400,146
--------------------------------------------------------------
TELEPHONE-4.39%
Alestra S.A. (Mexico), Sr. Yankee
  Notes, 12.63%, 05/15/09             2,380,000      2,142,000
--------------------------------------------------------------
AT&T Canada Inc. (Canada), Sr.
  Unsec. Yankee Notes 7.65%,
  09/15/06                            2,800,000      2,775,962
--------------------------------------------------------------
Bell Atlantic Financial Services,
  Inc.- Series REGS, Conv. Bonds,
  4.25%, 09/15/05                     2,700,000      3,268,480
--------------------------------------------------------------
Deutsche Telekom International
  Finance B.V. (Netherlands),
  Unsec. Unsub. Yankee Bonds,
  8.00%, 06/15/10                     2,700,000      2,729,889
--------------------------------------------------------------
ICG Services, Inc., Sr. Unsec.
  Disc. Notes, 10.00%, 02/15/08(b)    4,000,000      2,224,160
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
TELEPHONE-(CONTINUED)
Logix Communications Enterprises,
  Sr. Unsec. Notes, 12.25%,
  06/15/08                          $ 1,000,000   $    352,500
--------------------------------------------------------------
Qwest Communications International
  Inc., Sr. Unsec. Notes, 7.50%,
  11/01/08                            3,050,000      2,947,062
--------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.
  (Mexico), Conv. Yankee Notes,
  4.25%, 06/15/04                     3,000,000      4,035,000
--------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec.
  Notes, 15.00%, 07/01/08             5,000,000      5,462,500
--------------------------------------------------------------
                                                    25,937,553
--------------------------------------------------------------
TRUCKERS-1.17%
North American Van Lines Inc., Sr.
  Sub. Notes, 13.38%, 12/01/09(d)     5,000,000      4,725,000
--------------------------------------------------------------
Travelcenters of America, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/01/07                    2,180,000      2,207,250
--------------------------------------------------------------
                                                     6,932,250
--------------------------------------------------------------
WASTE MANAGEMENT-2.89%
Allied Waste North America
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 08/01/09(d)     4,920,000      4,132,800
--------------------------------------------------------------
Browning-Ferris Industries, Inc.,
  Deb.,
  7.40%, 09/15/35                     1,200,000        750,000
--------------------------------------------------------------
  9.25%, 05/01/21                     2,570,000      2,068,850
--------------------------------------------------------------
Waste Management, Inc., Sr. Unsec.
  Notes,
  7.13%, 10/01/07                     3,710,000      3,395,318
--------------------------------------------------------------
  7.13%, 12/15/17                       935,000        772,974
--------------------------------------------------------------
  Unsec. Putable Notes, 7.10%,
    08/01/26                          6,270,000      5,967,284
--------------------------------------------------------------
                                                    17,087,226
--------------------------------------------------------------
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $523,626,173)                                491,812,188
--------------------------------------------------------------

                                     PRINCIPAL
                                     AMOUNT(h)
NON-U.S. DOLLAR DENOMINATED BONDS
  & NOTES-9.08%
AUSTRALIA-0.37%
State Bank New South Wales-Series
  E (Banks-Major Regional), Sr.
  Unsec. Gtd. Medium Term Notes,
  8.63%, 08/20/01 AUD                 3,600,000      2,200,827
--------------------------------------------------------------
CANADA-3.38%
AT&T Canada Inc. (Telephone), Sr.
  Unsec. Notes, 7.15%, 09/23/04CAD    1,150,000        785,929
--------------------------------------------------------------
Bell Mobility Cellular Inc.
  (Telecommunications-Cellular/Wireless),
  Deb., 6.55%, 06/02/08        CAD    2,250,000      1,491,097
--------------------------------------------------------------
Canadian Pacific Ltd.-Series D
  (Manufacturing-Diversified),
  Unsec. Medium Term Notes, 5.85%,
  03/30/09 (Acquired 03/24/99;
  Cost $2,149,250)(a)          CAD    3,250,000      2,037,336
--------------------------------------------------------------
Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes,
  10.40%, 05/15/08(b)          CAD    9,050,000      3,716,789
--------------------------------------------------------------
  11.75%, 08/13/07(b)          CAD    8,200,000      3,852,758
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(h)       VALUE
CANADA-(CONTINUED)
Export Development Corp.
  (Sovereign Debt), Sr. Unsec.
  Unsub. Notes, 6.50%, 12/21/04NZD    2,150,000   $    960,413
--------------------------------------------------------------
Microcell Telecommunications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes, 11.13%,
  10/15/07(b)  CAD                    3,500,000      1,567,570
--------------------------------------------------------------
Ontario (Province of) (Sovereign
  Debt), Unsec. Unsub. Notes,
  6.25%, 12/03/08 NZD                 2,500,000      1,044,765
--------------------------------------------------------------
Rogers Cablesystems
  (Broadcasting-Television, Radio
  & Cable), Sr. Sec. Second
  Priority Deb., 9.65%,
  01/15/14             CAD            3,300,000      2,348,060
--------------------------------------------------------------
TransCanada Pipelines-Series Q
  (Natural Gas), Deb., 10.63%,
  10/20/09            CAD             1,750,000      1,458,077
--------------------------------------------------------------
Westcoast Energy Inc.-Series V
  (Natural Gas), Unsec. Deb.,
  6.45%, 12/18/06 (Acquired
  12/03/96; Cost $739,169)(a)  CAD    1,000,000        670,072
--------------------------------------------------------------
                                                    19,932,866
--------------------------------------------------------------
CAYMAN ISLANDS-0.53%
Sutton Bridge Financial Ltd.
  (Power Producers-Independent),
  Gtd. Euro Bonds, 8.63%,
  06/30/22(d)                 GBP     2,000,000      3,106,341
--------------------------------------------------------------
FRANCE-0.54%
Vivendi Environment (Waste
  Management), Conv. Bonds, 1.50%,
  01/01/05       EUR                  1,050,000      3,194,010
--------------------------------------------------------------
NETHERLANDS-1.24%
Grapes Communications N.V.
  (Telecommunications-Cellular/Wireless),
  Sr. Notes, 13.50%, 05/15/10
  (Acquired 05/03/00; Cost
  $2,085,640)(a)(e)      EUR          2,300,000      2,049,104
--------------------------------------------------------------
Tecnost International
  N.V.-(Telephone) Series E, Gtd.
  Medium Term Notes, 6.13%,
  07/30/09                         EUR   2,050,000    1,753,828
--------------------------------------------------------------
Tele1 Europe B.V.
  (Telecommunications-Long
  Distance), Sr. Notes, 11.88%,
  12/01/09 (Acquired 12/08/99;
  Cost $3,834,750)(a)          EUR    3,750,000      3,519,590
--------------------------------------------------------------
                                                     7,322,522
--------------------------------------------------------------
NEW ZEALAND-0.35%
Inter-American Development Bank
  (Banks- Money Center), Unsec.
  Bonds, 5.75%, 04/15/04       NZD    4,750,000      2,086,729
--------------------------------------------------------------
NORWAY-0.39%
Enitel ASA
  (Telecommunications-Long
  Distance), Sr. Notes, 12.50%,
  04/15/10 (Acquired 03/30/00;
  Cost $2,380,375)(a)(e)       EUR    2,500,000      2,334,482
--------------------------------------------------------------
UNITED KINGDOM-2.28%
Airtours PLC (Services-Commercial
  & Consumer), Conv. Sub. Notes,
  5.75%, 01/05/04 (Acquired
  12/09/98; Cost $3,091,887)(a)GBP    1,869,000      2,703,902
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(h)       VALUE
UNITED KINGDOM-(CONTINUED)
British Sky Broadcasting Group PLC
  (Broadcasting-Television, Radio
  & Cable), Sr. Gtd. Unsec. Unsub.
  Notes, 7.75%, 07/09/09       GBP    1,750,000   $  2,552,268
--------------------------------------------------------------
Energis PLC (Telephone), Sr.
  Notes, 9.13%, 03/15/10 (Acquired
  02/07/00; Cost $4,767,300)(a)GBP    3,000,000      4,316,054
--------------------------------------------------------------
Jazztel PLC (Telephone), Sr.
  Unsec. Notes, 13.25%,
  12/15/09                 EUR        2,260,000      1,948,864
--------------------------------------------------------------
Scotia Holdings PLC (Health
  Care-Drugs- Generic & Other),
  Conv. Unsec. Notes, 8.50%,
  03/26/02                  GBP       1,500,000      1,921,273
--------------------------------------------------------------
                                                    13,442,361
--------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Bonds & Notes
      (Cost $60,059,331)                            53,620,138
--------------------------------------------------------------

                                      SHARES
STOCKS & OTHER EQUITY
  INTERESTS-3.09%
BANKS (REGIONAL)-1.05%
First Republic Capital
  Corp.-Series A-Pfd. (Acquired
  05/26/99; Cost $3,500,000)(a)           3,500      3,081,750
--------------------------------------------------------------
Westpac Banking Corp., STRYPES
  Trust-$3.14 Conv. Pfd.                 95,000      3,135,000
--------------------------------------------------------------
                                                     6,216,750
--------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.00%
Knology Inc.-Wts., expiring
  10/22/07 (Acquired 03/12/98;
  Cost $0)(a)(i)                          4,100         10,250
--------------------------------------------------------------
COMPUTERS (PERIPHERALS)-0.00%
Equinix Inc.-Wts., expiring
  12/01/07 (Acquired 05/30/00;
  Cost $0)(a)(i)                          3,540             36
--------------------------------------------------------------
COMPUTERS (SOFTWARE &
  SERVICES)-0.28%
Microsoft Corp.(i)                       20,291      1,623,280
--------------------------------------------------------------
ELECTRICAL EQUIPMENT-0.00%
Electronic Retailing Systems
  International, Inc.-Wts.,
  expiring 02/01/04(i)                    3,630          3,630
--------------------------------------------------------------
FOODS-0.11%
Ralston Purina Group.-$4.34 Conv.
  Pfd.                                   23,000        652,625
--------------------------------------------------------------
HOUSEHOLD FURNISHING &
  APPLIANCES-0.02%
O'Sullivan Industries, Inc.-Wts.,
  expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(a)(i)                6,000        135,000
--------------------------------------------------------------
METAL FABRICATORS-0.00%
Gulf States Steel, Inc.-Wts.,
  expiring 04/15/03(i)                    1,650             17
--------------------------------------------------------------
SERVICES (COMMERCIAL &
  CONSUMER)-0.36%
Cendant Corp.-$3.75 Conv. PRIDES         78,000      1,696,500
--------------------------------------------------------------
Cendant Corp.-Rts., expiring
  02/14/01(i)                            50,000        421,875
--------------------------------------------------------------
                                                     2,118,375
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.49%
Clearnet Communications Inc.-Class
  A-ADR (Canada)(j)                       5,874   $    163,095
--------------------------------------------------------------
Loral Space & Communications
  Ltd.(j)                                 2,059         14,284
--------------------------------------------------------------
WebLink Wireless, Inc.(j)               204,685      2,712,076
--------------------------------------------------------------
                                                     2,889,455
--------------------------------------------------------------
TELECOMMUNICATIONS (LONG
  DISTANCE)-0.78%
Versatel Telecom International
  N.V.-ADR (Netherlands)(j)              17,663        761,717
--------------------------------------------------------------
Viatel, Inc., $3.88 Conv. Pfd.
  (Acquired 04/07/00; Cost
  $5,000,000)(a)                        100,000      3,825,000
--------------------------------------------------------------
                                                     4,586,717
--------------------------------------------------------------
    Total Stocks & Other Equity
      Interests (Cost $21,633,642)                  18,236,135
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. TREASURY NOTES-1.38%
  6.63%, 05/31/02                   $ 3,000,000   $  3,013,290
--------------------------------------------------------------
  6.75%, 05/15/05                     3,000,000      3,071,730
--------------------------------------------------------------
  6.50%, 02/15/10                     2,000,000      2,068,760
--------------------------------------------------------------
    Total U.S. Treasury Notes
      (Cost $8,113,242)                              8,153,780
--------------------------------------------------------------

                                      SHARES
MONEY MARKET FUNDS-2.14%
STIC Liquid Assets Portfolio(k)       6,316,692      6,316,692
--------------------------------------------------------------
STIC Prime Portfolio(k)               6,316,692      6,316,692
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $12,633,384)                                  12,633,384
--------------------------------------------------------------
TOTAL INVESTMENTS-99.00% (Cost
  $626,065,772)                                    584,455,625
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.00%                                  5,920,060
--------------------------------------------------------------
NET ASSETS-100.00%                                $590,375,685
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
AUD    - Australian Dollar
CAD    - Canadian Dollar
Conv.   - Convertible
Ctfs.    - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR    - Euro
GBP    - British Pound Sterling
Gtd.    - Guaranteed
NZD    - New Zealand Dollar
Pfd.    - Preferred
PRIDES  - Preferred Redemption Increase Dividend Equity Security
REIT    - Real Estate Investment Trust
REGS   - Regulation S
Rts.    - Rights
Sec.    - Secured
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a)Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/00 was $75,712,864 which represented 12.83% of the Fund's net assets.
(b)Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d)Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(e)Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit contains warrants that enable the holder to purchase shares of the issuer at a predetermined price.
(f)Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(g)Step-up bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)Foreign denominated security. Par value is denominated in currency indicated.
(i)Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j)Non-income producing security.
(k)The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES


                                                                               JUNE 30,
                                                                JULY 31,         2000
                                                                  2000       (UNAUDITED)
                                                              ------------   ------------
ASSETS:
Investments, at market value (cost $619,804,769 and
  $626,065,772, respectively)                                 $578,026,632   $584,455,625
-----------------------------------------------------------------------------------------
Foreign currencies, at value (cost $83 and $160,926,
  respectively)                                                         82        163,675
-----------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                               1,733,489      1,437,500
-----------------------------------------------------------------------------------------
  Fund shares sold                                               1,154,862      1,062,228
-----------------------------------------------------------------------------------------
  Dividends and interest                                        12,236,502     12,367,451
-----------------------------------------------------------------------------------------
  Foreign currency contracts outstanding                           110,436             --
-----------------------------------------------------------------------------------------
Investment for deferred compensation plan                           72,796         71,144
-----------------------------------------------------------------------------------------
Other assets                                                        83,246         47,748
-----------------------------------------------------------------------------------------
    Total assets                                               593,418,045    599,605,371
-----------------------------------------------------------------------------------------
LIABILITIES:
Payables for:
  Investments purchased                                          3,173,618      6,024,134
-----------------------------------------------------------------------------------------
  Fund shares reacquired                                         1,410,536      1,461,242
-----------------------------------------------------------------------------------------
  Dividends                                                        787,035        747,496
-----------------------------------------------------------------------------------------
  Foreign currency contracts outstanding                            13,281        160,217
-----------------------------------------------------------------------------------------
  Deferred compensation plan                                        72,796         71,144
-----------------------------------------------------------------------------------------
Accrued advisory fees                                              208,724        205,649
-----------------------------------------------------------------------------------------
Accrued administrative services fees                                10,386         10,048
-----------------------------------------------------------------------------------------
Accrued distribution fees                                          297,122        508,206
-----------------------------------------------------------------------------------------
Accrued transfer agent fees                                        126,597         25,226
-----------------------------------------------------------------------------------------
Accrued trustees' fees                                               2,940          1,975
-----------------------------------------------------------------------------------------
Accrued operating expenses                                          85,748         14,349
-----------------------------------------------------------------------------------------
    Total liabilities                                            6,188,783      9,229,686
-----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $587,229,262   $590,375,685
=========================================================================================
NET ASSETS:
Class A                                                       $346,482,284   $348,151,991
=========================================================================================
Class B                                                       $213,926,095   $215,588,680
=========================================================================================
Class C                                                       $ 26,820,883   $ 26,635,014
=========================================================================================
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:
Class A                                                         48,538,788     48,430,694
=========================================================================================
Class B                                                         29,967,838     29,992,412
=========================================================================================
Class C                                                          3,764,038      3,712,180
=========================================================================================
Class A:
  Net asset value and redemption price per share              $       7.14   $       7.19
-----------------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value / 95.25%)                                $       7.50   $       7.55
=========================================================================================
Class B:
  Net asset value and offering price per share                $       7.14   $       7.19
=========================================================================================
Class C:
  Net asset value and offering price per share                $       7.13   $       7.18
=========================================================================================

See Notes to Financial Statements.
                                     FS-47

STATEMENT OF OPERATIONS

                                                                               SIX MONTHS
                                                               SEVEN MONTHS      ENDED           YEAR
                                                                  ENDED         JUNE 30,        ENDED
                                                                 JULY 31,         2000       DECEMBER 31,
                                                                   2000       (UNAUDITED)        1999
                                                               ------------   ------------   ------------
INVESTMENT INCOME:
Interest                                                       $30,576,443    $ 26,203,763   $ 52,455,832
---------------------------------------------------------------------------------------------------------
Dividends                                                          911,287         715,119        838,880
---------------------------------------------------------------------------------------------------------
Dividends -- affiliated issuers                                    694,358         653,607        185,198
---------------------------------------------------------------------------------------------------------
    Total investment income                                     32,182,088      27,572,489     53,479,910
---------------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees                                                    1,512,830       1,304,106      2,785,338
---------------------------------------------------------------------------------------------------------
Administrative services fee                                         72,169          61,783        111,839
---------------------------------------------------------------------------------------------------------
Custodian fees                                                      65,213          46,970        102,279
---------------------------------------------------------------------------------------------------------
Distribution fees -- Class A                                       529,667         456,012      1,006,620
---------------------------------------------------------------------------------------------------------
Distribution fees -- Class B                                     1,299,325       1,116,968      2,401,345
---------------------------------------------------------------------------------------------------------
Distribution fees -- Class C                                       156,134         133,454        244,571
---------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class A                                     432,953         320,021        649,179
---------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class B                                     275,244         205,547        405,725
---------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class C                                      33,074          24,561         41,321
---------------------------------------------------------------------------------------------------------
Trustees' fees                                                       5,541           2,636         10,727
---------------------------------------------------------------------------------------------------------
Other                                                              186,723         130,067        306,728
---------------------------------------------------------------------------------------------------------
    Total expenses                                               4,568,873       3,802,125      8,065,672
---------------------------------------------------------------------------------------------------------
Less: Expenses paid indirectly                                     (15,928)        (13,190)       (12,978)
---------------------------------------------------------------------------------------------------------
    Net expenses                                                 4,552,945       3,788,935      8,052,694
---------------------------------------------------------------------------------------------------------
Net investment income                                           27,629,143      23,783,554     45,427,216
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND FUTURES CONTRACTS
Net realized gain (loss) from:
  Investment securities                                        (28,885,502)    (24,377,258)   (21,513,111)
---------------------------------------------------------------------------------------------------------
  Foreign currencies                                              (584,731)       (566,812)      (246,991)
---------------------------------------------------------------------------------------------------------
  Foreign currency contracts                                     1,402,270       1,331,070      1,947,070
---------------------------------------------------------------------------------------------------------
  Futures contracts                                               (854,156)       (854,156)       (76,650)
---------------------------------------------------------------------------------------------------------
                                                               (28,922,119)    (24,467,156)   (19,889,682)
---------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (10,459,347)    (10,291,356)   (47,772,599)
---------------------------------------------------------------------------------------------------------
  Foreign currencies                                               (48,107)        (48,243)        (1,694)
---------------------------------------------------------------------------------------------------------
  Foreign currency contracts                                      (238,061)       (495,433)       (36,322)
---------------------------------------------------------------------------------------------------------
                                                               (10,745,515)    (10,835,032)   (47,810,615)
---------------------------------------------------------------------------------------------------------
Net gain (loss) on investment securities, foreign
  currencies, foreign currency contracts and futures
  contracts                                                    (39,667,634)    (35,302,188)   (67,700,297)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   $(12,038,491)  $(11,518,634)  $(22,273,081)
=========================================================================================================

See Notes to Financial Statements.
                                     FS-48

STATEMENT OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                              SEVEN MONTHS      ENDED           YEAR           YEAR
                                                                 ENDED         JUNE 30,        ENDED          ENDED
                                                                JULY 31,         2000       DECEMBER 31,   DECEMBER 31,
                                                                  2000       (UNAUDITED)        1999           1998
                                                              ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income                                       $27,629,143    $ 23,783,554   $45,427,216    $ 35,484,095
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts and
    futures contracts                                         (28,922,119)    (24,467,156)  (19,889,682)     (2,670,536)
-----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and futures contracts                  (10,745,515)    (10,835,032)  (47,810,615)     (8,393,729)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations                                             (12,038,491)    (11,518,634)  (22,273,081)     24,419,830
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                     (12,352,865)     (9,986,195)  (27,905,932)    (24,056,371)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,412,480)     (5,114,084)  (14,665,005)     (9,376,348)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (772,178)       (612,189)   (1,497,538)       (561,222)
-----------------------------------------------------------------------------------------------------------------------
Return of capital distributions:
  Class A                                                      (3,591,530)             --            --              --
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,203,866)             --            --              --
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (265,128)             --            --              --
-----------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                              --      (3,737,159)           --      (2,510,957)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                              --      (2,290,070)           --      (1,354,867)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                              --        (273,821)           --        (120,997)
-----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                     (24,315,697)    (25,082,235)   33,756,872      67,975,662
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (17,373,034)    (17,193,094)   49,567,754      97,469,590
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         225,211        (146,154)   11,280,738      17,151,361
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                     (79,100,058)    (75,953,635)   28,263,808     169,035,681
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                         666,329,320     666,329,320   638,065,512     469,029,831
-----------------------------------------------------------------------------------------------------------------------
  End of period                                               $587,229,262   $590,375,685   $666,329,320   $638,065,512
=======================================================================================================================
NET ASSETS CONSIST OF:
  Shares of beneficial interest                               $671,562,117   $676,664,678   $719,086,161   $624,536,057
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                            (405,470)        422,211    (1,347,825)         68,804
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                           (42,216,290)    (44,910,592)  (20,443,436)     (3,384,384)
-----------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                           (41,711,095)    (41,800,612)  (30,965,580)     16,845,035
-----------------------------------------------------------------------------------------------------------------------
                                                              $587,229,262   $590,375,685   $666,329,320   $638,065,512
=======================================================================================================================

See Notes to Financial Statements.
                                     FS-49

NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000 the Fund was organized as a series portfolio of AIM Funds Group. At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. Pursuant to the Reorganization, the Fund's fiscal year-end was changed from December 31 to July 31. This report includes financial information for the period ended July 31, 2000 (seven months), the six months ended June 30, 2000 and the year ended December 31, 1999. Financial information for the six months ended June 30, 2000 is unaudited. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
    On July 31, 2000, undistributed net investment income was decreased by $1,088,741, undistributed net realized gains increased by $7,149,265 and paid-in capital decreased by $6,060,524 as a result of differing book/tax treatment of foreign currency transactions and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.

C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income

   (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $42,072,428 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
    Outstanding foreign currency contracts at July 31, 2000 were as follows:

                                        CONTRACT TO                          UNREALIZED
     SETTLEMENT                   ------------------------                  APPRECIATION
        DATE           CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
---------------------  --------   ----------   -----------   -----------   --------------
08/04/00                CAD       14,000,000   $ 9,410,898   $ 9,417,720      $ (6,822)
-----------------------------------------------------------------------------------------
10/26/00                EUR        6,000,000     5,629,319     5,593,092        36,227
-----------------------------------------------------------------------------------------
10/24/00                GBP        6,000,000     9,071,200     9,003,450        67,750
-----------------------------------------------------------------------------------------
                                  26,000,000   $24,111,417   $24,014,262      $ 97,155
-----------------------------------------------------------------------------------------

    Outstanding foreign currency contracts at June 30, 2000 were as follows:

                                        CONTRACT TO                          UNREALIZED
     SETTLEMENT                   ------------------------                  APPRECIATION
        DATE           CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
---------------------  --------   ----------   -----------   -----------   --------------
07/26/00                EUR        8,000,000   $ 7,538,400   $ 7,636,320     $ (97,920)
-----------------------------------------------------------------------------------------
08/04/00                CAD       14,000,000     9,410,898     9,473,195       (62,297)
-----------------------------------------------------------------------------------------
                                  22,000,000   $16,949,298   $17,109,515     $(160,217)
-----------------------------------------------------------------------------------------

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.

I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM was paid $72,169, $61,783 and $111,839, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AFS was paid $383,909, $331,354 and $668,106, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the seven-month period ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $529,667, $1,299,325 and $156,134, respectively, as compensation under the Plans. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $456,012, $1,116,968 and $133,454, respectively, as compensation under the Plans. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $1,006,620, $2,401,345, and $244,571, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $133,679, $122,603 and $358,051 from sales of the Class A shares of the Fund during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM Distributors received $23,462, $24,692 and $48,455, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund paid legal fees of $2,820, $2,181 and $4,426, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trust's trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES
For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,165, $3,387 and $7,504, respectively, and reductions in custodian fees of $11,763, $9,803 and $5,474, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $15,928, $13,190 and $12,978 for the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the seven months ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the seven-month period ended July 31, 2000 was $292,979,835 and $327,575,067, respectively, and during the six months ended June 30, 2000 was $263,297,463 and $305,548,063, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, is as follows:

                                                   JUNE 30,
                                    JULY 31,         2000
                                      2000       (UNAUDITED)
                                  ------------   ------------
Aggregate unrealized
  appreciation of investment
  securities                      $  7,751,605   $  7,681,015
-------------------------------------------------------------
Aggregate unrealized
  (depreciation) of investment
  securities                       (49,576,450)   (49,292,204)
-------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investment
  securities                      $(41,824,845)  $(41,611,189)
=============================================================
Cost of investments for tax purposes at July 31, 2000 and
June 30, 2000 were $619,851,477 and $626,066,814,
respectively.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998 were as follows:

                                                              JUNE 30, 2000
                               JULY 31, 2000                   (UNAUDITED)                 DECEMBER 31, 1999
                        ---------------------------    ---------------------------    ----------------------------
                          SHARES          AMOUNT         SHARES          AMOUNT         SHARES          AMOUNT
                        -----------    ------------    -----------    ------------    -----------    -------------
Sold:
  Class A                 7,718,634    $ 56,674,366      6,815,059    $ 50,176,822     19,309,632    $ 154,855,498
------------------------------------------------------------------------------------------------------------------
  Class B                 4,326,094      31,759,218      3,836,635      28,237,367     14,308,868      114,665,985
------------------------------------------------------------------------------------------------------------------
  Class C                 1,046,350       7,655,971        915,255       6,715,122      2,744,473       21,843,332
------------------------------------------------------------------------------------------------------------------
Issued as reinvestment
  of dividends:
  Class A                 1,780,355      13,014,300      1,531,606      11,237,603      2,892,178       22,930,219
------------------------------------------------------------------------------------------------------------------
  Class B                   880,732       6,435,623        756,406       5,547,494      1,404,212       11,107,962
------------------------------------------------------------------------------------------------------------------
  Class C                   113,060         824,514         96,588         706,920        150,804        1,188,183
------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A               (12,794,917)    (94,004,363)   (11,750,687)    (86,496,660)   (18,052,165)    (144,028,845)
------------------------------------------------------------------------------------------------------------------
  Class B                (7,508,184)    (55,567,875)    (6,869,825)    (50,977,955)    (9,612,004)     (76,206,193)
------------------------------------------------------------------------------------------------------------------
  Class C                (1,120,567)     (8,255,274)    (1,024,858)     (7,568,196)    (1,483,247)     (11,750,777)
------------------------------------------------------------------------------------------------------------------
                         (5,558,443)   $(41,463,520)    (5,693,821)   $(42,421,483)    11,662,751    $  94,605,364
------------------------------------------------------------------------------------------------------------------


                             DECEMBER 31, 1998
                        ----------------------------
                          SHARES          AMOUNT
                        -----------    -------------
Sold:
  Class A                18,358,462    $ 156,866,536
----------------------------------------------------
  Class B                15,156,529      128,945,810
----------------------------------------------------
  Class C                 2,530,069       21,507,916
----------------------------------------------------
Issued as reinvestment
  of dividends:
  Class A                 2,575,274       21,978,433
----------------------------------------------------
  Class B                   956,975        8,134,643
----------------------------------------------------
  Class C                    65,508          553,356
----------------------------------------------------
Reacquired:
  Class A               (12,996,807)    (110,869,307)
----------------------------------------------------
  Class B                (4,664,899)     (39,610,863)
----------------------------------------------------
  Class C                  (581,112)      (4,909,911)
----------------------------------------------------
                         21,399,999    $ 182,596,613
----------------------------------------------------

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                     SEVEN MONTHS ENDED       JUNE 30,                     YEAR ENDED DECEMBER 31,
                                          JULY 31,              2000         ----------------------------------------------------
                                            2000            (UNAUDITED)        1999       1998       1997       1996       1995
                                     ------------------   ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period                                  $   7.59            $   7.59       $   8.38   $   8.57   $   8.24   $   8.17   $   7.20
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                       0.34                0.29           0.57       0.57       0.55       0.57       0.58
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Net gains (losses) on securities
    (both realized and unrealized)           (0.47)              (0.41)         (0.81)     (0.16)      0.39       0.09       1.00
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total from investment
      operations                             (0.13)              (0.12)         (0.24)      0.41       0.94       0.66       1.58
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Less distributions:
  Dividends from net investment
    income                                   (0.25)              (0.28)         (0.55)     (0.55)     (0.52)     (0.59)     (0.61)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Distributions from net realized
    gains                                       --                  --             --      (0.05)     (0.09)        --         --
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Return of capital                          (0.07)                 --             --         --         --         --         --
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total distributions                      (0.32)              (0.28)         (0.55)     (0.60)     (0.61)     (0.59)     (0.61)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Net asset value, end of period            $   7.14            $   7.19       $   7.59   $   8.38   $   8.57   $   8.24   $   8.17
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Total return(a)                              (1.70)%             (1.65)%        (2.92)%     4.94%     11.92%      8.58%     22.77%
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $346,482            $348,152       $393,414   $399,701   $340,608   $286,183   $251,280
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Ratio of expenses to average net
  assets                                      0.97%(b)            0.93%(b)       0.91%      0.91%      0.94%      0.98%      0.98%
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Ratio of net investment income to
  average net assets                          8.03%(b)            8.04%(b)       7.11%      6.69%      6.55%      7.13%      7.52%
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Portfolio turnover rate                         43%                 45%            78%        41%        54%        80%       227%
-----------------------------------       --------            --------       --------   --------   --------   --------   --------

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $364,052,981 and $366,814,168 for July 31, 2000 and June 30, 2000, respectively.

                                                                                CLASS B
                                       ------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED
                                       SEVEN MONTHS ENDED       JUNE 30,                    YEAR ENDED DECEMBER 31,
                                            JULY 31,              2000         --------------------------------------------------
                                              2000            (UNAUDITED)        1999       1998       1997      1996      1995
                                       ------------------   ----------------   --------   --------   --------   -------   -------
Net asset value, beginning of period        $   7.58            $   7.58       $   8.37   $   8.55   $   8.23   $  8.15   $  7.18
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Income from investment operations:
  Net investment income                         0.31                0.27           0.50       0.50       0.48      0.50      0.53
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
  Net gains (losses) on securities
    (both realized and unrealized)             (0.47)              (0.42)         (0.80)     (0.15)      0.38      0.11      0.98
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
    Total from investment operations           (0.16)              (0.15)         (0.30)      0.35       0.86      0.61      1.51
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Less distributions:
  Dividends from net investment
    income                                     (0.21)              (0.24)         (0.49)     (0.48)     (0.45)    (0.53)    (0.54)
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
  Distributions from net realized
    gains                                         --                  --             --      (0.05)     (0.09)       --        --
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
  Return of capital                            (0.07)                 --             --         --         --        --        --
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
    Total distributions                        (0.28)              (0.24)         (0.49)     (0.53)     (0.54)    (0.53)    (0.54)
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Net asset value, end of period              $   7.14            $   7.19       $   7.58   $   8.37   $   8.55   $  8.23   $  8.15
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Total return(a)                                (2.09)%             (1.96)%        (3.72)%     4.20%     10.89%     7.87%    21.72%
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                  $213,926            $215,589       $244,713   $219,033   $125,871   $85,343   $44,304
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Ratio of expenses to average net
  assets                                        1.73%(b)            1.69%(b)       1.66%      1.66%      1.69%     1.80%     1.79%
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Ratio of net investment income to
  average net assets                            7.28%(b)            7.29%(b)       6.36%      5.94%      5.80%     6.30%     6.71%
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Portfolio turnover rate                           43%                 45%            78%        41%        54%       80%      227%
-------------------------------------       --------            --------       --------   --------   --------   -------   -------

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $223,264,239 and $224,621,090 for July 31, 2000 and June 30, 2000, respectively.

                                                                                    CLASS C
                                               ----------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED      YEAR ENDED           AUGUST 4, 1997
                                               SEVEN MONTHS ENDED       JUNE 30,         DECEMBER 31,      (DATE SALES COMMENCED)
                                                    JULY 31,              2000         -----------------      TO DECEMBER 31,
                                                      2000            (UNAUDITED)       1999      1998              1997
                                               ------------------   ----------------   -------   -------   ----------------------
Net asset value, beginning of period                $  7.57             $  7.57        $  8.36   $  8.54           $ 8.38
---------------------------------------------       -------             -------        -------   -------           ------
Income from investment operations:
  Net investment income                                0.31                0.27           0.50      0.50             0.19
---------------------------------------------       -------             -------        -------   -------           ------
  Net gains (losses) on securities (both
    realized and unrealized)                          (0.47)              (0.42)         (0.80)    (0.15)            0.22
---------------------------------------------       -------             -------        -------   -------           ------
    Total from investment operations                  (0.16)              (0.15)         (0.30)     0.35             0.41
---------------------------------------------       -------             -------        -------   -------           ------
Less distributions:
  Dividends from net investment income                (0.21)              (0.24)         (0.49)    (0.48)           (0.16)
---------------------------------------------       -------             -------        -------   -------           ------
  Distributions from net realized gains                  --                  --             --     (0.05)           (0.09)
---------------------------------------------       -------             -------        -------   -------           ------
  Return of capital                                   (0.07)                 --             --        --               --
---------------------------------------------       -------             -------        -------   -------           ------
    Total distributions                               (0.28)              (0.24)         (0.49)    (0.53)           (0.25)
---------------------------------------------       -------             -------        -------   -------           ------
Net asset value, end of period                      $  7.13             $  7.18        $  7.57   $  8.36           $ 8.54
---------------------------------------------       -------             -------        -------   -------           ------
Total return(a)                                       (2.09)%             (1.96)%        (3.71)%    4.21%            4.96%
---------------------------------------------       -------             -------        -------   -------           ------
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $26,821             $26,635        $28,202   $19,332           $2,552
---------------------------------------------       -------             -------        -------   -------           ------
Ratio of expenses to average net assets                1.73%(b)            1.69%(b)       1.66%     1.66%            1.69%(c)
---------------------------------------------       -------             -------        -------   -------           ------
Ratio of net investment income to average net
  assets                                               7.28%(b)            7.29%(b)       6.36%     5.94%            5.80%(c)
---------------------------------------------       -------             -------        -------   -------           ------
Portfolio turnover rate                                  43%                 45%            78%       41%              54%
---------------------------------------------       -------             -------        -------   -------           ------

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $26,828,719 and $26,837,492 for July 31, 2000 and June 30, 2000, respectively.
(c) Annualized.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of AIM Intermediate Government Fund:

We have audited the accompanying statement of assets and liabilities of AIM Intermediate Government Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2000, and the related statement of operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statement of cash flows for the seven months ended July 31, 2000, the statement of changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999 and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Intermediate Government Fund as of July 31, 2000, the results of its operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statement of cash flows for the seven months ended July 31, 2000, the changes in its net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999 and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 2000

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. GOVERNMENT AGENCY
  SECURITIES-78.83%
FEDERAL FARM CREDIT BANK-0.16%
Debentures,
  6.15%, 09/01/00                   $   700,000   $    699,776
--------------------------------------------------------------
FEDERAL HOME LOAN BANK-6.27%
Debentures,
  7.31%, 07/06/01                     4,000,000      4,008,880
--------------------------------------------------------------
  7.13%, 11/15/01                    10,000,000     10,006,200
--------------------------------------------------------------
  7.36%, 07/01/04                     2,800,000      2,834,384
--------------------------------------------------------------
  8.00%, 05/24/05                     4,140,000      4,167,200
--------------------------------------------------------------
  8.10%, 05/24/05                     6,060,000      6,113,328
--------------------------------------------------------------
                                                    27,129,992
--------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
  ("FHLMC")-21.25%
Pass through certificates,
  6.50%, 07/01/01 to 01/01/28         6,557,413      6,285,655
--------------------------------------------------------------
  9.00%, 12/01/05 to 04/01/25         2,933,806      3,053,040
--------------------------------------------------------------
  8.00%, 07/01/06 to 01/01/30        56,608,266     57,008,115
--------------------------------------------------------------
  8.50%, 07/01/07 to 12/01/26        10,215,323     10,486,327
--------------------------------------------------------------
  10.50%, 09/01/09 to 01/01/21        1,011,930      1,095,779
--------------------------------------------------------------
  7.00%, 11/01/10 to 04/01/11           890,436        878,943
--------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20        6,650,471      7,094,611
--------------------------------------------------------------
  12.00%, 02/01/13                       12,167         13,726
--------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25         5,771,278      6,075,378
--------------------------------------------------------------
                                                    91,991,574
--------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION ("FNMA")-37.23%
Debentures,
  7.25%, 01/15/10                     9,500,000      9,589,300
--------------------------------------------------------------
  8.25%, 12/18/00                     5,000,000      5,028,350
--------------------------------------------------------------
  7.50%, 02/11/02                     9,000,000      9,071,640
--------------------------------------------------------------
  7.13%, 03/15/07                     9,110,000      9,151,359
--------------------------------------------------------------
Medium term notes,
  7.57%, 04/06/04                     5,000,000      4,994,050
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  ("FNMA")-(CONTINUED)
Pass through certificates,
  8.50%, 01/01/07 to 11/01/26       $49,327,003   $ 50,205,566
--------------------------------------------------------------
  8.00%, 05/01/10 to 02/01/30        39,301,008     39,585,062
--------------------------------------------------------------
  7.50%, 06/01/10 to 03/01/27        12,538,282     12,494,043
--------------------------------------------------------------
  7.00%, 05/01/11 to 10/01/12         6,392,562      6,299,979
--------------------------------------------------------------
  6.50%, 05/01/13 to 11/01/28         7,387,049      7,195,757
--------------------------------------------------------------
  6.00%, 10/01/13 to 04/01/24            70,082         65,249
--------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22         1,141,977      1,191,456
--------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21        5,802,013      6,277,530
--------------------------------------------------------------
                                                   161,149,341
--------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION ("GNMA")-13.92%
Pass through certificates,
  6.00%, 10/15/08 to 11/15/08           394,900        379,104
--------------------------------------------------------------
  6.50%, 10/15/08                       348,625        341,760
--------------------------------------------------------------
  7.00%, 10/15/08 to 07/15/28        15,062,396     14,708,850
--------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21           955,537        996,787
--------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23         3,368,017      3,502,407
--------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24        7,097,426      7,602,534
--------------------------------------------------------------
  11.00%, 12/15/09 to 12/15/15           59,880         65,534
--------------------------------------------------------------
  13.50%, 07/15/10 to 04/15/15          200,157        233,119
--------------------------------------------------------------
  12.50%, 11/15/10                       80,034         90,813
--------------------------------------------------------------
  13.00%, 01/15/11 to 05/15/15          218,048        249,878
--------------------------------------------------------------
  12.00%, 01/15/13 to 07/15/15          338,107        380,274
--------------------------------------------------------------
  10.50%, 07/15/13 to 02/15/16           80,586         87,606
--------------------------------------------------------------
  8.00%, 01/15/22 to 06/15/27        25,218,157     25,604,943
--------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/28         6,047,207      6,017,444
--------------------------------------------------------------
                                                    60,261,053
--------------------------------------------------------------
    Total U.S. Government Agency
      Securities (Cost
      $347,049,196)                                341,231,736
--------------------------------------------------------------
U.S. TREASURY SECURITIES-14.17%
U.S. TREASURY NOTES-7.22%
  7.50%, 02/15/05                    20,000,000     20,991,600
--------------------------------------------------------------
  6.75%, 05/15/05(a)                 10,000,000     10,248,400
--------------------------------------------------------------
                                                    31,240,000
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. TREASURY BONDS-5.06%
  7.50%, 11/15/16                   $ 5,500,000   $  6,270,605
--------------------------------------------------------------
  7.25%, 08/15/22                     1,100,000      1,252,944
--------------------------------------------------------------
  6.25%, 05/15/30                    13,500,000     14,383,845
--------------------------------------------------------------
                                                    21,907,394
--------------------------------------------------------------
U.S. TREASURY STRIPS-1.89%(b)
  6.61%, 05/15/06                     8,000,000      5,623,440
--------------------------------------------------------------
  6.78%, 11/15/18                     7,750,000      2,582,223
--------------------------------------------------------------
                                                     8,205,663
--------------------------------------------------------------
    Total U.S. Treasury Securities
      (Cost $60,594,157)                            61,353,057
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
REPURCHASE AGREEMENTS-8.81%(c)
Bank of America Securities, 3.15%,
  01/03/00 (Cost $38,138,868)(d)    $38,138,868   $ 38,138,868
--------------------------------------------------------------
TOTAL INVESTMENTS-101.81% (Cost
  $445,782,221)                                    440,723,661
--------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(1.81%)                                    (7,849,460)
--------------------------------------------------------------
NET ASSETS-100.00%                                $432,874,201
==============================================================

Investment Abbreviations:

STRIPS - Separately Traded Interest and Principal Security

Notes to Schedule of Investments:

(a)Principal amount has been deposited in escrow with custodian as collateral for reverse repurchase agreements outstanding at 07/31/00.
(b)STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)Joint repurchase agreement entered into 07/31/00 with a maturing value of $750,138,333 and collateralized by U.S. Government obligations.

See Notes to Financial Statements.
                                     FS-57

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. GOVERNMENT AGENCY
  SECURITIES-80.21%
FEDERAL FARM CREDIT BANK-0.16%
Debentures,
  6.15%, 09/01/00                   $   700,000   $    699,440
--------------------------------------------------------------
FEDERAL HOME LOAN BANK-6.22%
Debentures,
  7.31%, 07/06/01                     4,000,000      4,007,160
--------------------------------------------------------------
  7.13%, 11/15/01                    10,000,000      9,997,900
--------------------------------------------------------------
  7.36%, 07/01/04                     2,800,000      2,829,820
--------------------------------------------------------------
  8.00%, 05/24/05                     4,140,000      4,182,683
--------------------------------------------------------------
  8.10%, 05/24/05                     6,060,000      6,136,053
--------------------------------------------------------------
                                                    27,153,616
--------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
  ("FHLMC")-23.53%
Debentures,
  6.45%, 04/29/09                    10,000,000      9,327,400
--------------------------------------------------------------
Pass through certificates,
  6.50%, 07/01/01 to 01/01/28         6,665,632      6,378,045
--------------------------------------------------------------
  9.00%, 12/01/05 to 04/01/25         3,009,612      3,130,339
--------------------------------------------------------------
  8.00%, 07/01/06 to 01/01/30        57,157,008     57,597,731
--------------------------------------------------------------
  8.50%, 07/01/07 to 12/01/26        10,405,944     10,701,653
--------------------------------------------------------------
  10.50%, 09/01/09 to 01/01/21        1,027,806      1,112,085
--------------------------------------------------------------
  7.00%, 11/01/10 to 04/01/11           897,927        885,771
--------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20        6,739,406      7,200,291
--------------------------------------------------------------
  12.00%, 02/01/13                       13,638         15,364
--------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25         5,953,604      6,278,507
--------------------------------------------------------------
                                                   102,627,186
--------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION ("FNMA")-36.25%
Debentures,
  8.25%, 12/18/00                     5,000,000      5,039,800
--------------------------------------------------------------
  7.50%, 02/11/02                     9,000,000      9,069,120
--------------------------------------------------------------
  6.63%, 04/15/02                     5,000,000      4,977,200
--------------------------------------------------------------
  7.13%, 03/15/07                     9,110,000      9,136,510
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  ("FNMA")-(CONTINUED)
Medium term notes,
  7.57%, 04/06/04                   $ 5,000,000   $  5,000,100
--------------------------------------------------------------
Pass through certificates,
  8.50%, 01/01/07 to 11/01/26        49,893,193     50,875,102
--------------------------------------------------------------
  8.00%, 05/01/10 to 02/01/30        39,691,478     39,995,051
--------------------------------------------------------------
  7.50%, 06/01/10 to 03/01/27        12,734,066     12,679,834
--------------------------------------------------------------
  7.00%, 05/01/11 to 10/01/12         6,471,311      6,373,523
--------------------------------------------------------------
  6.50%, 05/01/13 to 11/01/28         7,447,241      7,244,814
--------------------------------------------------------------
  6.00%, 10/01/13 to 04/01/24            70,631         65,529
--------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22         1,157,065      1,209,360
--------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21        5,919,270      6,415,476
--------------------------------------------------------------
                                                   158,081,419
--------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION ("GNMA")-14.05%
Pass through certificates,
  6.00%, 10/15/08 to 11/15/08           398,585        382,267
--------------------------------------------------------------
  6.50%, 10/15/08                       357,347        349,865
--------------------------------------------------------------
  7.00%, 10/15/08 to 07/15/28        15,271,970     14,917,912
--------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21           968,782      1,013,631
--------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23         3,438,173      3,584,013
--------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24        7,270,160      7,785,116
--------------------------------------------------------------
  11.00%, 12/15/09 to 12/15/15           61,608         67,406
--------------------------------------------------------------
  13.50%, 07/15/10 to 04/15/15          209,850        244,340
--------------------------------------------------------------
  12.50%, 11/15/10                       80,512         91,330
--------------------------------------------------------------
  13.00%, 01/15/11 to 05/15/15          218,554        250,389
--------------------------------------------------------------
  12.00%, 01/15/13 to 07/15/15          342,187        384,758
--------------------------------------------------------------
  10.50%, 07/15/13 to 02/15/16           80,773         87,784
--------------------------------------------------------------
  8.00%, 01/15/22 to 06/15/27        25,643,358     26,084,065
--------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/28         6,054,273      6,032,045
--------------------------------------------------------------
                                                    61,274,921
--------------------------------------------------------------
    Total U.S. Government Agency
      Securities (Cost
      $356,126,161)                                349,836,582
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. TREASURY SECURITIES-10.41%
U.S. TREASURY NOTES-4.81%
  7.50%, 02/15/05                   $20,000,000   $ 20,977,800
--------------------------------------------------------------
U.S. TREASURY BONDS-3.75%
  7.50%, 11/15/16                     5,500,000      6,199,380
--------------------------------------------------------------
  7.25%, 08/15/22                     1,100,000      1,235,421
--------------------------------------------------------------
  6.25%, 05/15/30                     8,500,000      8,923,045
--------------------------------------------------------------
                                                    16,357,846
--------------------------------------------------------------
U.S. TREASURY STRIPS-1.85%(a)
  6.61%, 05/15/06                     8,000,000      5,595,520
--------------------------------------------------------------
  6.78%, 11/15/18                     7,750,000      2,487,053
--------------------------------------------------------------
                                                     8,082,573
--------------------------------------------------------------
    Total U.S. Treasury Securities
      (Cost $45,052,298)                            45,418,219
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
REPURCHASE AGREEMENT-7.82%(b)
UBS Warburg, 6.85%, 07/03/00 (Cost
  $34,086,602)(c)                   $34,086,602   $ 34,086,602
--------------------------------------------------------------
TOTAL INVESTMENTS-98.44% (Cost
  $435,265,061)                                    429,341,403
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.56%                                  6,793,676
--------------------------------------------------------------
NET ASSETS-100.00%                                $436,135,079
==============================================================

Abbreviations:

STRIPS - Separately Traded Registered Interest and Principal Security

Notes to Schedule of Investments:

(a)STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c)Joint repurchase agreement entered into 06/30/00 with a maturing value of $250,142,708 and collateralized by U.S. Government obligations.

See Notes to Financial Statements.
                                     FS-59

STATEMENT OF ASSETS AND LIABILITIES

                                                                               JUNE 30,
                                                                JULY 31,         2000
                                                                  2000       (UNAUDITED)
                                                              ------------   ------------
ASSETS:
Investments, at market value (cost $445,782,221 and
  $435,265,061, respectively)                                 $440,723,661   $429,341,403
-----------------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                               1,126,802      6,312,913
-----------------------------------------------------------------------------------------
  Interest                                                       4,537,057      4,189,265
-----------------------------------------------------------------------------------------
  Principal paydowns                                               229,042        149,558
-----------------------------------------------------------------------------------------
Investment for deferred compensation plan                           44,645         43,202
-----------------------------------------------------------------------------------------
Other assets                                                        73,903          9,322
-----------------------------------------------------------------------------------------
    Total assets                                               446,735,110    440,045,663
-----------------------------------------------------------------------------------------
LIABILITIES:
Payables for:
  Fund shares reacquired                                         2,237,973      2,610,674
-----------------------------------------------------------------------------------------
  Dividends                                                        631,114        624,097
-----------------------------------------------------------------------------------------
  Reverse repurchase agreements                                 10,387,500             --
-----------------------------------------------------------------------------------------
  Interest expense                                                   6,261             --
-----------------------------------------------------------------------------------------
  Deferred compensation plan                                        44,645         43,202
-----------------------------------------------------------------------------------------
Accrued advisory fees                                              160,597        157,593
-----------------------------------------------------------------------------------------
Accrued administrative services fees                                 9,013          8,678
-----------------------------------------------------------------------------------------
Accrued distribution fees                                          264,692        402,500
-----------------------------------------------------------------------------------------
Accrued trustees' fees                                                 921          2,154
-----------------------------------------------------------------------------------------
Accrued transfer agent fees                                         51,549         55,200
-----------------------------------------------------------------------------------------
Accrued operating expenses                                          66,644          6,486
-----------------------------------------------------------------------------------------
    Total liabilities                                           13,860,909      3,910,584
-----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $432,874,201   $436,135,079
=========================================================================================
NET ASSETS:
Class A                                                       $221,636,262   $223,090,975
=========================================================================================
Class B                                                       $177,031,878   $178,738,656
=========================================================================================
Class C                                                       $ 34,206,061   $ 34,305,448
=========================================================================================
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:
Class A                                                         25,258,561     25,429,238
=========================================================================================
Class B                                                         20,131,968     20,330,912
=========================================================================================
Class C                                                          3,902,004      3,914,233
=========================================================================================
Class A:
  Net asset value and redemption price per share              $       8.77   $       8.77
-----------------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value divided by 95.25%)                       $       9.21   $       9.21
=========================================================================================
Class B:
  Net asset value and offering price per share                $       8.79   $       8.79
=========================================================================================
Class C:
  Net asset value and offering price per share                $       8.77   $       8.76
=========================================================================================

See Notes to Financial Statements.
                                     FS-60

STATEMENT OF OPERATIONS

                                                                             SIX MONTHS
                                                              SEVEN MONTHS      ENDED          YEAR
                                                                 ENDED        JUNE 30,        ENDED
                                                                JULY 31,        2000       DECEMBER 31,
                                                                  2000       (UNAUDITED)       1999
                                                              ------------   -----------   ------------
INVESTMENT INCOME:
Interest                                                      $18,958,479    $16,195,011   $ 39,664,653
-------------------------------------------------------------------------------------------------------
Dividends - affiliated issuers                                  1,419,678      1,419,678      1,139,420
-------------------------------------------------------------------------------------------------------
    Total investment income                                    20,378,157     17,614,689     40,804,073
-------------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees                                                   1,153,654        993,057      2,310,621
-------------------------------------------------------------------------------------------------------
Administrative services fee                                        63,465         54,453         97,900
-------------------------------------------------------------------------------------------------------
Custodian fees                                                     45,311         39,978         68,252
-------------------------------------------------------------------------------------------------------
Distribution fees - Class A                                       318,066        270,752        622,422
-------------------------------------------------------------------------------------------------------
Distribution fees - Class B                                     1,118,113        967,895      2,414,889
-------------------------------------------------------------------------------------------------------
Distribution fees - Class C                                       202,776        174,108        411,484
-------------------------------------------------------------------------------------------------------
Interest                                                          699,935        677,466        984,822
-------------------------------------------------------------------------------------------------------
Transfer agent fees - Class A                                     215,029        185,747        318,908
-------------------------------------------------------------------------------------------------------
Transfer agent fees - Class B                                     203,030        178,299        341,419
-------------------------------------------------------------------------------------------------------
Transfer agent fees - Class C                                      36,818         32,079         59,001
-------------------------------------------------------------------------------------------------------
Trustee's fees                                                      4,499          3,927         10,971
-------------------------------------------------------------------------------------------------------
Other                                                             177,472        159,325        255,687
-------------------------------------------------------------------------------------------------------
    Total expenses                                              4,238,168      3,737,086      7,896,376
-------------------------------------------------------------------------------------------------------
Less: Expenses paid indirectly                                     (3,009)        (2,440)        (6,776)
-------------------------------------------------------------------------------------------------------
    Net expenses                                                4,235,159      3,734,646      7,889,600
-------------------------------------------------------------------------------------------------------
Net investment income                                          16,142,998     13,880,043     32,914,473
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES
Net realized gain (loss) from investment securities            (8,156,637)    (7,362,795)   (27,037,801)
-------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                         6,328,795      5,463,697    (17,820,871)
-------------------------------------------------------------------------------------------------------
    Net gain (loss) on investment securities                   (1,827,842)    (1,899,098)   (44,858,672)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $14,315,156    $11,980,945   $(11,944,199)
=======================================================================================================

See Notes to Financial Statements.
                                     FS-61

STATEMENT OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                              SEVEN MONTHS      ENDED           YEAR           YEAR
                                                                 ENDED         JUNE 30,        ENDED          ENDED
                                                                JULY 31,         2000       DECEMBER 31,   DECEMBER 31,
                                                                  2000       (UNAUDITED)        1999           1998
                                                              ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income                                       $16,142,998    $ 13,880,043   $32,914,473    $ 21,481,081
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities          (8,156,637)     (7,362,795)  (27,037,801)      6,570,449
-----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       6,328,795       5,463,697   (17,820,871)     (2,570,929)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations                                              14,315,156      11,980,945   (11,944,199)     25,480,601
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (8,371,950)     (7,157,816)  (16,289,770)    (12,395,672)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,448,874)     (5,600,030)  (13,961,515)     (7,690,274)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,172,877)     (1,010,558)   (2,201,216)     (1,395,135)
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders in excess of net investment
  income:
  Class A                                                              --              --            --        (247,750)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                              --              --            --        (176,643)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                              --              --            --         (32,108)
-----------------------------------------------------------------------------------------------------------------------
Return of capital distributions
  Class A                                                              --              --      (133,023)             --
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                              --              --      (129,047)             --
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                              --              --       (21,986)             --
-----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                     (16,487,253)    (14,977,294)   14,339,321      76,269,628
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (51,077,582)    (49,325,820)   11,152,000     147,670,216
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,681,894)     (4,573,823)    4,431,396      35,531,445
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                     (73,925,274)    (70,664,396)  (14,758,039)    263,014,308
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                         506,799,475     506,799,475   521,557,514     258,543,206
-----------------------------------------------------------------------------------------------------------------------
  End of period                                              $432,874,201    $436,135,079  $506,799,475    $521,557,514
=======================================================================================================================
NET ASSETS CONSIST OF:
  Shares of beneficial interest                              $481,727,062    $485,096,854  $553,973,791    $524,340,223
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                             (19,532)         59,156       (52,483)        (42,488)
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                (43,774,769)    (43,097,273)  (35,734,478)     (9,173,737)
-----------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                 (5,058,560)     (5,923,658)  (11,387,355)      6,433,516
-----------------------------------------------------------------------------------------------------------------------
                                                             $432,874,201    $436,135,079  $506,799,475    $521,557,514
=======================================================================================================================

See Notes to Financial Statements.
                                     FS-62

STATEMENT OF CASH FLOWS

                                                                                              SIX MONTHS
                                                                             SEVEN MONTHS        ENDED
                                                                                 ENDED         JUNE 30,
                                                                               JULY 31,          2000
                                                                                 2000         (UNAUDITED)
                                                                             -------------   -------------
CASH FLOWS FROM OPERATIONS:
  Interest and dividends                                                     $ 20,378,157    $  17,614,689
----------------------------------------------------------------------------------------------------------
  Expenses                                                                     (4,235,159)      (3,734,646)
----------------------------------------------------------------------------------------------------------
       Net investment income                                                   16,142,998       13,880,043
----------------------------------------------------------------------------------------------------------
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH
  PROVIDED BY OPERATIONS:
  Purchases of securities*                                                   (273,733,038)    (248,629,355)
----------------------------------------------------------------------------------------------------------
  Proceeds from sales of securities and principal payments*                   332,923,342      315,039,272
----------------------------------------------------------------------------------------------------------
  Net proceeds from short term securities                                      68,247,951       72,300,217
----------------------------------------------------------------------------------------------------------
  Change in receivable for investments sold and principal
    payments                                                                   75,723,867       75,803,351
----------------------------------------------------------------------------------------------------------
  Change in receivable for fund shares sold                                       130,370       (5,055,741)
----------------------------------------------------------------------------------------------------------
  Change in receivable for dividends and interest                               3,054,939        3,402,731
----------------------------------------------------------------------------------------------------------
  Change in other assets                                                          (24,333)          41,688
----------------------------------------------------------------------------------------------------------
  Change in payables for investments purchased                                (76,453,125)     (76,453,125)
----------------------------------------------------------------------------------------------------------
  Change in payables for fund shares reacquired                                  (771,927)        (399,226)
----------------------------------------------------------------------------------------------------------
  Change in payables for dividends                                               (168,677)        (175,694)
----------------------------------------------------------------------------------------------------------
  Change in accrued expenses                                                     (320,022)        (248,531)
----------------------------------------------------------------------------------------------------------
  Amortization                                                                   (266,915)        (227,791)
----------------------------------------------------------------------------------------------------------
       Net cash provided by operations                                        144,485,430      149,277,839
----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Distributions paid to shareholders                                          (15,993,701)     (13,768,404)
----------------------------------------------------------------------------------------------------------
  Dividends reinvested                                                         11,316,186        9,750,914
----------------------------------------------------------------------------------------------------------
  Capital stock sold                                                          195,806,930      152,827,225
----------------------------------------------------------------------------------------------------------
  Capital stock reacquired                                                   (279,369,845)    (231,455,076)
----------------------------------------------------------------------------------------------------------
  Borrowings                                                                  (56,245,000)     (66,632,500)
----------------------------------------------------------------------------------------------------------
       Net cash provided by (used in) financing activities                   (144,485,430)    (149,277,841)
----------------------------------------------------------------------------------------------------------
       Net increase (decrease) in cash                                                 --               (2)
----------------------------------------------------------------------------------------------------------
Cash at beginning of period                                                            --                2
----------------------------------------------------------------------------------------------------------
Cash at end of period                                                        $         --    $          --
==========================================================================================================

* Other than short-term securities

See Notes to Financial Statements.
                                     FS-63

NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000, the Fund was organized as a series portfolio of AIM Funds Group. At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. Pursuant to the Reorganization, the Fund's fiscal year-end was changed from December 31 to July 31. This report includes financial information for the period ended July 31, 2000 (seven months), the six months ended June 30, 2000 and the year ended December 31, 1999. Financial information for the six months ended June 30, 2000 is unaudited. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with varying prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
     Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On July 31, 2000, undistributed net investment income was decreased by $116,346 and undistributed net realized gains increased by $116,346 as a result of differing book/tax treatment of paydowns and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.

C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $43,320,823 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.

E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM was paid $63,465, $54,453 and $97,900, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AFS was paid $222,407, $192,781 and $398,305, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the seven-month period ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors 318,066, 1,118,113 and 202,776, respectively, as compensation under the Plans. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $270,752, $967,895 and $174,108, respectively, as compensation under the Plans. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $622,422, $2,414,889, and $411,484, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $103,411, $91,528 and $297,352 from sales of the Class A shares of the Fund during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM Distributors received $44,911, $42,361 and $171,470, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund paid legal fees of $2,666, $2,059 and $4,381, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trust's trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $3,009, $2,440 and $6,004 and $0, $0, and $772, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,009, $2,440 and $6,776, for the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of proceeds of the transaction is greater than the interest expense of the transaction. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements.
  The maximum amount outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, was $66,632,500, $66,632,500 and $68,903,125 while borrowings averaged
$25,000,845, $28,481,013 and $29,142,158, respectively, per day with a weighted average interest rate of 4.40%, 4.78% and 3.38%, respectively.
  The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the seven months ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the seven-month period ended July 31, 2000 was $273,733,038 and $332,923,342, respectively, and during the six months ended June 30, 2000 was $248,629,355 and $315,039,272, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, is as follows:

                                                  JUNE 30,
                                    JULY 31,        2000
                                      2000       (UNAUDITED)
                                   -----------   -----------
Aggregate unrealized appreciation
  of investment securities         $ 1,440,331   $ 1,403,908
------------------------------------------------------------
Aggregate unrealized
  (depreciation) of investment
  securities                        (6,952,837)   (7,327,566)
------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investment
  securities                       $(5,512,506)  $(5,923,658)
------------------------------------------------------------
Cost of investments for tax purposes at July 31, 2000 is
$446,236,167. Investments have the same cost for tax and
financial statement purposes at June 30, 2000.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998 were as follows:

                                                                     JUNE 30, 2000
                                     JULY 31, 2000                    (UNAUDITED)                  DECEMBER 31, 1999
                              ----------------------------    ----------------------------    ----------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                              -----------    -------------    -----------    -------------    -----------    -------------
Sold:
  Class A                      14,428,306    $ 126,418,351     10,440,474    $  91,401,026     43,994,368    $ 405,966,986
--------------------------------------------------------------------------------------------------------------------------
  Class B                       5,530,370       48,527,357      5,035,925       44,179,134     24,981,699      228,902,826
--------------------------------------------------------------------------------------------------------------------------
  Class C                       2,386,392       20,861,222      1,974,283       17,247,065      4,401,944       40,514,763
--------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Class A                         744,846        6,516,394        638,528        5,583,990      1,422,251       12,951,091
--------------------------------------------------------------------------------------------------------------------------
  Class B                         457,487        4,009,997        397,860        3,485,865      1,015,685        9,277,928
--------------------------------------------------------------------------------------------------------------------------
  Class C                          90,390          789,795         77,992          681,059        193,191        1,758,352
--------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                     (17,067,415)    (149,421,998)   (12,802,588)    (111,962,310)   (43,911,017)    (404,578,756)
--------------------------------------------------------------------------------------------------------------------------
  Class B                     (11,813,222)    (103,614,936)   (11,060,206)     (96,990,819)   (24,856,772)    (227,028,754)
--------------------------------------------------------------------------------------------------------------------------
  Class C                      (3,013,546)     (26,332,911)    (2,576,810)     (22,501,947)    (4,134,353)     (37,841,719)
--------------------------------------------------------------------------------------------------------------------------
                               (8,256,392)   $ (72,246,729)    (7,874,542)   $ (68,876,937)     3,106,996    $  29,922,717
--------------------------------------------------------------------------------------------------------------------------


                                   DECEMBER 31, 1998
                              ----------------------------
                                SHARES          AMOUNT
                              -----------    -------------
Sold:
  Class A                      29,655,462    $ 283,586,927
----------------------------------------------------------
  Class B                      27,535,042      264,070,374
----------------------------------------------------------
  Class C                       6,742,689       63,813,508
----------------------------------------------------------
Issued as reinvestment of
  dividends:
  Class A                       1,069,069       10,191,327
----------------------------------------------------------
  Class B                         568,105        5,430,298
----------------------------------------------------------
  Class C                         143,118        1,253,716
----------------------------------------------------------
Reacquired:
  Class A                     (22,783,533)    (217,508,626)
----------------------------------------------------------
  Class B                     (12,722,862)    (121,830,456)
----------------------------------------------------------
  Class C                      (3,103,831)     (29,535,779)
----------------------------------------------------------
                               27,103,259    $ 259,471,289
==========================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                     SEVEN MONTHS ENDED       JUNE 30,                     YEAR ENDED DECEMBER 31,
                                          JULY 31,              2000         ----------------------------------------------------
                                            2000            (UNAUDITED)        1999       1998       1997       1996       1995
                                     ------------------   ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period                                  $   8.80            $   8.80       $   9.58   $   9.46   $   9.28   $   9.70   $   8.99
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                       0.34                0.29           0.60       0.62       0.63       0.63       0.69
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Net gains (losses) on securities
    (both realized and unrealized)           (0.03)              (0.03)         (0.78)      0.13       0.18      (0.42)      0.73
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total from investment
      operations                              0.31                0.26          (0.18)      0.75       0.81       0.21       1.42
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Less distributions:
  Dividends from net investment
    income                                   (0.34)              (0.29)         (0.60)     (0.63)     (0.61)     (0.59)     (0.67)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Return of capital                             --                  --             --         --      (0.02)     (0.04)     (0.04)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total distributions                      (0.34)              (0.29)         (0.60)     (0.63)     (0.63)     (0.63)     (0.71)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Net asset value, end of period            $   8.77            $   8.77       $   8.80   $   9.58   $   9.46   $   9.28   $   9.70
===================================       ========            ========       ========   ========   ========   =======    ========
Total return(a)                               3.55%               2.99%         (1.87)%     8.17%      9.07%      2.35%     16.28%
===================================       ========            ========       ========   ========   ========   =======    ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $221,636            $223,091       $238,957   $245,613   $167,427   $174,344   $176,318
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of expenses to average net
  assets (including interest
  expense)                                    1.25%(b)            1.29%(b)       1.08%      1.20%      1.11%      1.08%      1.19%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of expenses to average net
  assets (excluding interest
  expense)                                    0.98%(b)            0.98%(b)       0.89%      0.96%      1.00%      1.00%      1.08%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of net investment income to
  average net assets                          6.61%(b)            6.63%(b)       6.60%      6.43%      6.77%      6.76%      7.36%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of interest expense to
  average net assets                          0.27%(b)            0.30%(b)       0.19%      0.24%      0.11%      0.08%      0.11%
===================================       ========            ========       ========   ========   ========   ========   ========
Portfolio turnover rate                         65%                 59%           141%       147%        99%       134%       140%
===================================       ========            ========       ========   ========   ========   ========    =======

(a)Does not deduct sales charges and is not annualized for periods less than one year.
(b)Ratios are annualized and based on average net assets of $218,614,108 and $217,792,119 for July 31, 2000 and June 30, 2000, respectively.

                                                                               CLASS B
                                     --------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                     SEVEN MONTHS ENDED       JUNE 30,                     YEAR ENDED DECEMBER 31,
                                          JULY 31,              2000         ----------------------------------------------------
                                            2000            (UNAUDITED)        1999       1998       1997       1996       1995
                                     ------------------   ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period                                  $   8.82            $   8.82       $   9.59   $   9.46   $   9.28   $   9.69   $   8.99
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                       0.30                0.26           0.53       0.55       0.56       0.55       0.63
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Net gains (losses) on securities
    (both realized and unrealized)           (0.04)              (0.04)         (0.77)      0.13       0.17      (0.41)      0.70
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total from investment
      operations                              0.26                0.22          (0.24)      0.68       0.73       0.14       1.33
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Less distributions:
  Dividends from net investment
    income                                   (0.29)              (0.25)         (0.53)     (0.55)     (0.53)     (0.51)     (0.59)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Return of capital                             --                  --             --         --      (0.02)     (0.04)     (0.04)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total distributions                      (0.29)              (0.25)         (0.53)     (0.55)     (0.55)     (0.55)     (0.63)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Net asset value, end of period            $   8.79            $   8.79       $   8.82   $   9.59   $   9.46   $   9.28   $   9.69
===================================       ========            ========       ========   ========   ========   ========   ========
Total return(a)                               3.05%               2.56%         (2.56)%     7.40%      8.16%      1.61%     15.22%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $177,032            $178,739       $228,832   $237,919   $ 89,265   $ 79,443   $ 61,300
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of expenses to average net
  assets (including interest
  expense)                                    2.01%(b)            2.05%(b)       1.85%      1.96%      1.87%      1.84%      1.97%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of expenses to average net
  assets (excluding interest
  expense)                                    1.74%(b)            1.75%(b)       1.66%      1.72%      1.76%      1.76%      1.86%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of net investment income to
  average net assets                          5.85%(b)            5.87%(b)       5.83%      5.68%      6.01%      6.00%      6.58%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of interest expense to
  average net assets                          0.27%(b)            0.30%(b)       0.19%      0.24%      0.11%      0.08%      0.11%
===================================       ========            ========       ========   ========   ========   ========   ========
Portfolio turnover rate                         65%                 59%           141%       147%        99%       134%       140%
===================================       ========            ========       ========   ========   ========   ========   ========

(a)Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b)Ratios are annualized and based on average net assets of $192,126,552 and $194,642,705 for July 31, 2000 and June 30, 2000, respectively.

                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                                                                                  AUGUST 4, 1997
                                                                           SIX MONTHS ENDED      YEAR ENDED         (DATE SALES
                                                      SEVEN MONTHS ENDED       JUNE 30,         DECEMBER 31,        COMMENCED)
                                                           JULY 31,              2000         -----------------   TO DECEMBER 31,
                                                             2000            (UNAUDITED)       1999      1998          1997
                                                      ------------------   ----------------   -------   -------   ---------------
Net asset value, beginning of period                       $  8.79             $  8.79        $  9.56   $  9.44      $   9.33
----------------------------------------------------       -------             -------        -------   -------      --------
Income from investment operations:
  Net investment income                                       0.30                0.25           0.53      0.56          0.24
----------------------------------------------------       -------             -------        -------   -------      --------
  Net gains (losses) on securities (both realized
    and unrealized)                                          (0.03)              (0.03)         (0.77)     0.11          0.10
----------------------------------------------------       -------             -------        -------   -------      --------
    Total from investment operations                          0.27                0.22          (0.24)     0.67          0.34
----------------------------------------------------       -------             -------        -------   -------      --------
Less distributions:
  Dividends from net investment income                       (0.29)              (0.25)         (0.53)    (0.55)        (0.22)
----------------------------------------------------       -------             -------        -------   -------      --------
  Return of capital                                             --                  --             --        --         (0.01)
----------------------------------------------------       -------             -------        -------   -------      --------
    Total distributions                                      (0.29)              (0.25)         (0.53)    (0.55)        (0.23)
----------------------------------------------------       -------             -------        -------   -------      --------
Net asset value, end of period                             $  8.77             $  8.76        $  8.79   $  9.56      $   9.44
====================================================       =======             =======        =======   =======      ========
Total return(a)                                               3.18%               2.57%         (2.57)%    7.31%         3.64%
====================================================       =======             =======        =======   =======      ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $34,206             $34,305        $39,011   $38,026      $  1,851
====================================================       =======             =======        =======   =======      ========
Ratio of expenses to average net assets (including
  interest expense)                                           2.01%(b)            2.05%(b)       1.85%     1.96%         1.87%(c)
====================================================       =======             =======        =======   =======      ========
Ratio of expenses to average net assets (excluding
  interest expense)                                           1.74%(b)            1.75%(b)       1.66%     1.72%         1.76%(c)
====================================================       =======             =======        =======   =======      ========
Ratio of net investment income to average net assets          5.85%(b)            5.87%(b)       5.83%     5.68%         6.01%(c)
====================================================       =======             =======        =======   =======      ========
Ratio of interest expense to average net assets               0.27%(b)            0.30%(b)       0.19%     0.24%         0.11%(c)
====================================================       =======             =======        =======   =======      ========
Portfolio turnover rate                                         65%                 59%           141%      147%           99%
====================================================       =======             =======        =======   =======      ========

(a)Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b)Ratios are annualized and based on average net assets of $34,843,129 and $35,012,892 for July 31, 2000 and June 30, 2000, respectively.
(c)Annualized.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of
AIM Money Market Fund:

We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2000, and the related statement of operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statement of changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of July 31, 2000, the results of its operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS

JULY 31, 2000

                             MATURITY   PAR (000)       VALUE
COMMERCIAL PAPER-40.34%(a)

ASSET-BACKED SECURITIES-
  COMMERCIAL/LOAN/
  LEASES-3.21%

Atlantis One Funding Corp.
  6.57%                      08/18/00   $ 27,000    $   26,916,233
------------------------------------------------------------------
Centric Capital Corp.
  6.68%                      12/27/00     13,500        13,129,260
------------------------------------------------------------------
                                                        40,045,493
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  CONSUMER
  RECEIVABLES-4.31%

Old Line Funding Corp.
  6.57%                      08/04/00     31,380        31,362,819
------------------------------------------------------------------
Thunder Bay Funding Inc.
  6.54%                      09/08/00     22,588        22,432,068
------------------------------------------------------------------
                                                        53,794,887
------------------------------------------------------------------

ASSET-BACKED
  SECURITIES-FULLY
  BACKED-5.64%

Forrestal Funding Master
  Trust
  6.53%                      09/08/00     30,602        30,391,067
------------------------------------------------------------------
  6.55%                      09/26/00     14,000        13,857,356
------------------------------------------------------------------
Triple-A One Funding Master
  Trust
  6.53%                      09/14/00     26,264        26,054,384
------------------------------------------------------------------
                                                        70,302,807
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-14.30%

Clipper Receivables Funding
  Corp.
  6.56%                      09/08/00     25,000        24,826,889
------------------------------------------------------------------
Corporate Receivables Corp.
  6.53%                      09/14/00     50,000        49,600,944
------------------------------------------------------------------
Falcon Asset Securitization
  Corp.
  6.19%                      09/18/00     35,000        34,711,133
------------------------------------------------------------------
Monte Rosa Capital Corp.
  6.53%                      08/17/00     29,401        29,315,672
------------------------------------------------------------------
Preferred Receivables
  Funding Corp.
  6.51%                      08/28/00     40,000        39,804,700
------------------------------------------------------------------
                                                       178,259,338
------------------------------------------------------------------

BANKS-REGIONAL-6.92%

Delaware Funding Corp.
  6.53%                      09/08/00     27,037        26,850,640
------------------------------------------------------------------
Wells Fargo & Co.
  6.61%                      09/22/00     60,000        59,427,133
------------------------------------------------------------------
                                                        86,277,773
------------------------------------------------------------------

FINANCIAL-DIVERSIFIED-5.96%

Associates First Capital
  Corp.
  6.58%                      09/26/00     30,000        29,692,933
------------------------------------------------------------------
  6.61%                      09/28/00     25,000        24,733,764
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
FINANCIAL-DIVERSIFIED-(CONTINUED)

General Electric Capital
  Corp.
  6.06%                      08/28/00   $ 20,000    $   19,909,100
------------------------------------------------------------------
                                                        74,335,797
------------------------------------------------------------------
    Total Commercial Paper
      (Cost $503,016,095)                              503,016,095
------------------------------------------------------------------

SHORT-TERM OBLIGATIONS-8.56%

BANKS-DOMESTIC-1.00%

Atlantic American Corp.,
  Weekly VRD Series,
  (LOC-Wachovia Bank)
  6.62%(b)                   06/01/09     12,500        12,500,000
------------------------------------------------------------------

BANKS-REGIONAL-3.03%

Capital One Funding Corp.,
  Floating Rate Notes,
  Weekly VRD Series
  6.70%(b)                   08/01/12     11,436        11,436,000
------------------------------------------------------------------
Family Express Corp., LLC,
  Loan Program Notes,
  Weekly VRD Series,
  (LOC-First of America
  Bank)
  6.67%(b)                   04/01/28      9,040         9,040,000
------------------------------------------------------------------
KBL Capital Fund Inc., Loan
  Program Notes, Weekly VRD
  Series, (LOC-National
  City Bank)
  6.67%(b)                   05/01/27     17,350        17,350,000
------------------------------------------------------------------
                                                        37,826,000
------------------------------------------------------------------

FINANCIAL-DIVERSIFIED-3.73%

Associates Corp. NA, Medium
  Term Notes
  5.85%                      01/15/01      8,443         8,415,793
------------------------------------------------------------------
AT&T Capital Corp., Medium
  Term Notes
  7.50%                      11/15/00     16,000        16,040,981
------------------------------------------------------------------
Beneficial Corp., Medium
  Term Notes
  6.33%                      12/18/00      9,000         8,985,811
------------------------------------------------------------------
General Electric Capital
  Corp., Floating Rate
  Medium Term Notes
  6.54%(c)                   08/21/00     13,000        12,998,513
------------------------------------------------------------------
                                                        46,441,098
------------------------------------------------------------------

INVESTMENT BANKING/
  BROKERAGE-0.80%

Morgan Stanley Dean Witter
  & Co., Floating Rate
  Medium Term Notes
  6.61%(c)                   09/06/00     10,000        10,000,000
------------------------------------------------------------------
    Total Short-Term
      Obligations (Cost
      $106,767,098)                                    106,767,098
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
TAXABLE MUNICIPAL BONDS-3.75%

FINANCE-MULTIPLE
  INDUSTRY-2.21%

Mississippi Business
  Finance Corp.
  (Mississippi Industrial
  Development); Revenue
  Bonds, Weekly VRD Series
  6.70% (LOC-Bank of
    America)(b)              06/01/15   $ 17,500    $   17,500,000
------------------------------------------------------------------
  6.62%(b)                   02/01/23     10,000        10,000,000
------------------------------------------------------------------
                                                        27,500,000
------------------------------------------------------------------

HOSPITAL MANAGEMENT-1.54%

Colorado Health Facilities
  Authority; Revenue Bonds,
  Weekly VRD Series,
  (LOC-KBC Bank N.V.)
  6.60%(b)                   03/01/30      9,750         9,750,000
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Loyola
  University Health
  Systems); Revenue Bonds,
  Weekly VRD Series
  6.60%(b)(d)                07/01/24      9,500         9,500,000
------------------------------------------------------------------
                                                        19,250,000
------------------------------------------------------------------
    Total Taxable Municipal
      Bonds (Cost
      $46,750,000)                                      46,750,000
------------------------------------------------------------------

CERTIFICATES OF
  DEPOSIT-2.01%

Commerzbank
  6.31% (Cost $25,000,535)   08/22/00     25,000        25,000,535
------------------------------------------------------------------

MASTER NOTE
  AGREEMENTS-10.83%(e)

Merrill Lynch Mortgage
  Capital, Inc.
  6.95%(f)                   08/17/00     75,000        75,000,000
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
MASTER NOTE AGREEMENTS-(CONTINUED)

Morgan Stanley Dean Witter
  & Co.
  6.79%(g)                   09/01/00   $ 60,000    $   60,000,000
------------------------------------------------------------------
    Total Master Note
      Agreements (Cost
      $135,000,000)                                    135,000,000
------------------------------------------------------------------
    Total Investments
      (excluding repurchase
      agreements) (Cost
      $816,533,728)                                    816,533,728
------------------------------------------------------------------

REPURCHASE
  AGREEMENTS-32.01%(h)

Bank of America Securities
  6.64%(i)                   08/01/00    225,091       225,090,983
------------------------------------------------------------------
Credit Suisse First Boston
  Corp.
  6.62%(j)                   08/01/00     58,000        58,000,000
------------------------------------------------------------------
UBS Warburg
  6.64%(k)                   08/01/00     58,000        58,000,000
------------------------------------------------------------------
Westdeutsche Landesbank
  Girozentrale
  6.64%(l)                   08/01/00     58,000        58,000,000
------------------------------------------------------------------
    Total Repurchase
      Agreements (Cost
      $399,090,983)                                    399,090,983
------------------------------------------------------------------
TOTAL INVESTMENTS-97.50%                             1,215,624,711(m)
------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-2.50%                                     31,201,651
------------------------------------------------------------------
NET ASSETS-100.00%                                  $1,246,826,362
==================================================================

Investment Abbreviations:

LOC - Letter of Credit
VRD - Variable Rate Demand

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Demand security; payable upon demand by the Fund with usually no more than seven calendar days notice. Interest rates are redetermined periodically. Rates shown are rates in effect on 07/31/00.
(c) The coupon rate shown on floating rate note represents the rate at period end.
(d) Secured by bond insurance provided by MBIA Insurance Co.
(e) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 07/31/00.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 07/31/00.
(h) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Joint repurchase agreement entered into 07/31/00 with a maturing value of $750,138,333. Collateralized by $862,030,072 par value of U.S. Government obligations, 5.00% to 7.50% due 01/15/04 to 07/01/29 with an aggregate market value at 07/31/00 of $765,000,000.
(j) Joint repurchase agreement entered into 07/31/00 with a maturing value of $150,027,583. Collateralized by $158,744,000 par value of U.S. Government obligations, 0% to 7.25% due 08/01/00 to 05/15/29 with an aggregate market value at 07/31/00 of $155,738,821.
(k) Joint repurchase agreement entered into 07/31/00 with a maturing value of $500,092,222. Collateralized by $605,860,547 par value of U.S. Government and Treasury obligations, 5.50% to 9.00% due 12/15/01 to 12/15/37 with an aggregate market value at 07/31/00 of $510,001,104.
(l) Joint repurchase agreement entered into 07/31/00 with a maturing value of $200,036,889. Collateralized by $249,829,594 par value of U.S. Government obligations, 6.00% to 7.13% due 01/01/04 to 08/01/29 with an aggregate market value at 07/31/00 of $204,303,574.
(m) Also represents Cost for federal income tax purposes.

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

JUNE 30, 2000
(UNAUDITED)

                             MATURITY   PAR (000)       VALUE
COMMERCIAL PAPER-18.61%(a)

ASSET-BACKED SECURITIES-
  COMMERCIAL/LOAN/
  LEASES-3.11%

Atlantis One Funding Corp.
  6.57%                      08/18/00   $ 27,000    $   26,763,480
------------------------------------------------------------------
Centric Capital Corp.
  6.68%                      12/27/00     13,500        13,051,605
------------------------------------------------------------------
                                                        39,815,085
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  CONSUMER
  RECEIVABLES-2.43%

Old Line Funding Corp.
  6.57%                      08/04/00     31,380        31,185,287
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-2.69%

Falcon Asset Securitization
  Corp.
  6.19%                      09/18/00     35,000        34,524,574
------------------------------------------------------------------

BANKS-REGIONAL-4.61%

Wells Fargo & Company
  6.61%                      09/22/00     60,000        59,085,617
------------------------------------------------------------------

FINANCIAL-DIVERSIFIED-5.77%

Associates First Capital
  Corp.
  6.58%                      09/26/00     30,000        29,522,950
------------------------------------------------------------------
  6.61%                      09/28/00     25,000        24,591,465
------------------------------------------------------------------
General Electric Capital
  Corp.
  6.06%                      08/28/00     20,000        19,804,733
------------------------------------------------------------------
                                                        73,919,148
------------------------------------------------------------------
    Total Commercial Paper
      (Cost $238,529,711)                              238,529,711
------------------------------------------------------------------

SHORT-TERM
  OBLIGATIONS-6.99%

BANKS-DOMESTIC-0.97%

Atlantic American Corp.,
  Weekly VRD Series,
  (LOC-Wachovia Bank)
  6.67%(b)                   06/01/09     12,500        12,500,000
------------------------------------------------------------------

BANKS-REGIONAL-1.62%

Capital One Funding Corp.,
  Floating Rate Notes,
  Weekly VRD Series
  6.70%(b)                   08/01/12     11,674        11,674,000
------------------------------------------------------------------
Family Express Corp., LLC,
  Loan Program Notes,
  Weekly VRD Series,
  (LOC-First of America
  Bank)
  6.73%(b)                   04/01/28      9,040         9,040,000
------------------------------------------------------------------
                                                        20,714,000
------------------------------------------------------------------

FINANCIAL-DIVERSIFIED-3.62%

Associates Corp. NA, Medium
  Term Notes
  5.85%                      01/15/01      8,443         8,410,743
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
FINANCIAL-DIVERSIFIED-(CONTINUED)

AT&T Capital Corp., Medium
  Term Notes
  7.50%                      11/15/00   $ 16,000    $   16,052,966
------------------------------------------------------------------
Beneficial Corp., Medium
  Term Notes
  6.33%                      12/18/00      9,000         8,982,646
------------------------------------------------------------------
General Electric Capital
  Corp., Floating Rate
  Medium Term Notes
  6.86%(c)                   08/21/00     13,000        12,996,207
------------------------------------------------------------------
                                                        46,442,562
------------------------------------------------------------------

INVESTMENT BANKING/
  BROKERAGE-0.78%

Morgan Stanley Dean Witter
  & Co., Floating Rate
  Medium Term Notes
  6.93%(c)                   09/06/00     10,000        10,000,000
------------------------------------------------------------------
    Total Short-Term
      Obligations (Cost
      $89,656,562)                                      89,656,562
------------------------------------------------------------------

TAXABLE MUNICIPAL
  BONDS-3.65%

FINANCE-MULTIPLE
  INDUSTRY-2.15%

Mississippi Business
  Finance Corp.
  (Mississippi Industrial
  Development); Revenue
  Bonds, Weekly VRD Series
  6.74% (LOC-Bank of
    America)(b)              06/01/15     17,500        17,500,000
------------------------------------------------------------------
  6.63%(b)                   02/01/23     10,000        10,000,000
------------------------------------------------------------------
                                                        27,500,000
------------------------------------------------------------------

HOSPITAL MANAGEMENT-1.50%

Colorado Health Facilities
  Authority; Revenue Bonds,
  Weekly VRD Series
  (LOC-KBC Bank N.V.)
  6.65%(b)                   03/01/30      9,750         9,750,000
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Loyola
  University Health
  Systems); Revenue Bonds,
  Weekly VRD Series
  6.85%(b)(d)                07/01/24      9,500         9,500,000
------------------------------------------------------------------
                                                        19,250,000
------------------------------------------------------------------
    Total Taxable Municipal
      Bonds (Cost
      $46,750,000)                                      46,750,000
------------------------------------------------------------------

CERTIFICATES OF
  DEPOSIT-2.73%

Bank Austria
  5.65%                      07/06/00     10,000         9,999,934
------------------------------------------------------------------
Commerzbank
  6.31%                      08/22/00     25,000        25,001,324
------------------------------------------------------------------
    Total Certificates of
      Deposit (Cost
      $35,001,258)                                      35,001,258
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
MASTER NOTE
  AGREEMENTS-10.53%(e)

Merrill Lynch Mortgage
  Capital, Inc.
  7.34%(f)                   08/17/00   $ 75,000    $   75,000,000
------------------------------------------------------------------
Morgan Stanley Dean Witter
  & Co.
  7.23%(g)                   09/01/00     60,000        60,000,000
------------------------------------------------------------------
    Total Master Note
      Agreements (Cost
      $135,000,000)                                    135,000,000
------------------------------------------------------------------
    Total Investments
      (excluding repurchase
      agreements) (Cost
      $544,937,531)                                    544,937,531
------------------------------------------------------------------

REPURCHASE
  AGREEMENTS-53.01%(h)

Bank of America Securities
  6.90%(i)                   07/03/00     10,000        10,000,000
------------------------------------------------------------------
Barclays Capital Inc.
  6.80%(j)                   07/03/00     58,000        58,000,000
------------------------------------------------------------------
Chase Securities, Inc.
  6.80%(k)                   07/03/00    296,600       296,600,000
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Deutsche Bank Securities
  Corp.
  6.72%(l)                   07/03/00   $ 82,923    $   82,922,978
------------------------------------------------------------------
First Union Capital Markets
  6.90%(m)                   07/03/00     58,000        58,000,000
------------------------------------------------------------------
Goldman Sachs & Co.
  6.88%(n)                   07/03/00     58,000        58,000,000
------------------------------------------------------------------
UBS Warburg
  6.85%(o)                   07/03/00     58,000        58,000,000
------------------------------------------------------------------
Westdeutsche Landesbank
  Girozentrale
  6.85%(p)                   07/03/00     58,000        58,000,000
------------------------------------------------------------------
    Total Repurchase
      Agreements (Cost
      $679,522,978)                                    679,522,978
------------------------------------------------------------------
TOTAL INVESTMENTS-95.52%                             1,224,460,509(q)
------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-4.48%                                     57,396,025
------------------------------------------------------------------
NET ASSETS-100.00%                                  $1,281,856,534
==================================================================

Investment Abbreviations:

LOC - Letter of Credit
VRD - Variable Rate Demand

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Demand security; payable upon demand by the Fund with usually no more than seven calendar days notice. Interest rates are redetermined periodically. Rates shown are rates in effect on 06/30/00.
(c) The coupon rate shown on floating rate note represents the rate at period end.
(d) Secured by bond insurance provided by MBIA Insurance Co.
(e) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/00.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/00.
(h) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Joint repurchase agreement entered into 06/30/00 with a maturing value of $500,287,500. Collateralized by $556,572,016 par value of U.S. Government obligations, 6.11% to 6.50% due 12/01/14 to 07/01/29 with an aggregate market value at 06/30/00 of $510,000,000.
(j) Joint repurchase agreement entered into 06/30/00 with a maturing value of $467,874,523. Collateralized by $479,206,000 par value of U.S. Government obligations, 0% to 7.25% due 08/02/00 to 05/14/10 with an aggregate market value at 06/30/00 of $476,961,879.
(k) Joint repurchase agreement entered into 06/30/00 with a maturing value of $300,170,000. Collateralized by $543,975,698 par value of U.S. Government and Treasury obligations, 0% to 9.00% due 06/15/09 to 03/01/33 with an aggregate market value at 06/30/00 of $306,003,760.
(l) Joint repurchase agreement entered into 06/30/00 with a maturing value of $150,084,000. Collateralized by $154,584,000 par value of U.S. Government obligations, 0% to 7.25% due 11/02/00 to 05/13/05 with an aggregate market value at 06/30/00 of $153,004,476.
(m) Joint repurchase agreement entered into 06/30/00 with a maturing value of $750,431,250. Collateralized by $1,638,512,025 par value of U.S. Government and Treasury obligations, 5.00% to 12.50% due 10/01/00 to 07/01/30 with an aggregate market value at 06/30/00 of $765,000,000.
(n) Joint repurchase agreement entered into 06/30/00 with a maturing value of $1,000,573,333. Collateralized by $1,815,571,441 par value of U.S.
    Government and Treasury obligations, 0% to 10.00% due 03/01/05 to 06/01/37 with an aggregate market value at 06/30/00 of $1,020,000,001.
(o) Joint repurchase agreement entered into 06/30/00 with a maturing value of $250,142,708. Collateralized by $310,901,218 par value of U.S. Government and Treasury obligations, 6.00% to 8.50% due 03/15/01 to 12/15/37 with an aggregate market value at 06/30/00 of $255,000,262.
(p) Joint repurchase agreement entered into 06/30/00 with a maturing value of $200,114,167. Collateralized by $293,357,525 par value of U.S. Government and Treasury obligations, 5.50% to 9.50% due 01/31/02 to 08/01/29 with an aggregate market value at 06/30/00 of $204,000,456.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

                                                                                  JUNE 30,
                                                                 JULY 31,           2000
                                                                   2000         (UNAUDITED)
                                                              --------------   --------------
ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  816,533,728   $  544,937,531
---------------------------------------------------------------------------------------------
Repurchase agreements                                            399,090,983      679,522,978
---------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                   238,000               --
---------------------------------------------------------------------------------------------
  Fund shares sold                                                91,517,474       79,884,809
---------------------------------------------------------------------------------------------
  Interest                                                         2,573,876        2,907,800
---------------------------------------------------------------------------------------------
Investment for deferred compensation plan                             93,043           91,036
---------------------------------------------------------------------------------------------
Other assets                                                         271,472          263,285
---------------------------------------------------------------------------------------------
    Total assets                                               1,310,318,576    1,307,607,439
---------------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                                          61,779,969       23,671,140
---------------------------------------------------------------------------------------------
  Dividends                                                          266,174          254,396
---------------------------------------------------------------------------------------------
  Deferred compensation plan                                          93,043           91,036
---------------------------------------------------------------------------------------------
Accrued advisory fees                                                541,572          565,533
---------------------------------------------------------------------------------------------
Accrued administrative service fees                                   11,946           11,745
---------------------------------------------------------------------------------------------
Accrued distribution fees                                            461,927          896,390
---------------------------------------------------------------------------------------------
Accrued trustees' fees                                                   802            2,991
---------------------------------------------------------------------------------------------
Accrued transfer agent fees                                          241,659          184,654
---------------------------------------------------------------------------------------------
Accrued operating expenses                                            95,122           73,020
---------------------------------------------------------------------------------------------
    Total liabilities                                             63,492,214       25,750,905
---------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $1,246,826,362   $1,281,856,534
=============================================================================================

NET ASSETS:

AIM Cash Reserve Shares                                       $  912,041,597   $  932,932,450
=============================================================================================
Class B                                                       $  289,327,479   $  302,416,702
=============================================================================================
Class C                                                       $   45,457,286   $   46,507,382
=============================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

AIM Cash Reserve Shares                                          912,028,393      932,915,313
=============================================================================================
Class B                                                          289,323,006      302,417,029
=============================================================================================
Class C                                                           45,456,592       46,505,821
=============================================================================================
AIM Cash Reserve Shares:
  Net asset value, redemption and offering price per share    $         1.00   $         1.00
=============================================================================================
Class B:
  Net asset value and offering price per share                $         1.00   $         1.00
=============================================================================================
Class C:
  Net asset value and offering price per share                $         1.00   $         1.00
=============================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                                                                             SIX MONTHS
                                                              SEVEN MONTHS      ENDED          YEAR
                                                                 ENDED        JUNE 30,        ENDED
                                                                JULY 31,        2000       DECEMBER 31,
                                                                  2000       (UNAUDITED)       1999
                                                              ------------   -----------   ------------
INVESTMENT INCOME:

Interest                                                      $46,634,241    $39,794,906   $72,284,896
-------------------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                   4,041,617     3,500,045      7,448,373
-------------------------------------------------------------------------------------------------------
Administrative services fees                                       83,475        71,529        118,024
-------------------------------------------------------------------------------------------------------
Custodian fees                                                     84,840        72,658        171,275
-------------------------------------------------------------------------------------------------------
Distribution fees - AIM Cash Reserve Shares                     1,332,550     1,145,100      2,443,795
-------------------------------------------------------------------------------------------------------
Distribution fees - Class B                                     1,905,178     1,669,584      3,680,653
-------------------------------------------------------------------------------------------------------
Distribution fees - Class C                                       265,889       229,427        440,903
-------------------------------------------------------------------------------------------------------
Trustees' fees                                                      6,820         6,540         15,267
-------------------------------------------------------------------------------------------------------
Transfer agent fees - AIM Cash Reserve Shares                   1,105,308       935,627      1,549,204
-------------------------------------------------------------------------------------------------------
Transfer agent fees - Class B                                     395,108       341,020        583,322
-------------------------------------------------------------------------------------------------------
Transfer agent fees - Class C                                      55,135        46,874         69,876
-------------------------------------------------------------------------------------------------------
Other                                                             377,807       323,718      1,055,705
-------------------------------------------------------------------------------------------------------
    Total expenses                                              9,653,727     8,342,122     17,576,397
-------------------------------------------------------------------------------------------------------
Less: Expenses paid indirectly                                    (20,578)      (16,924)       (20,102)
-------------------------------------------------------------------------------------------------------
    Net expenses                                                9,633,149     8,325,198     17,556,295
-------------------------------------------------------------------------------------------------------
Net investment income                                          37,001,092    31,469,708     54,728,601
-------------------------------------------------------------------------------------------------------
Net realized gain from investments                                     --            --             83
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          $37,001,092    $31,469,708   $54,728,684
=======================================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                              SEVEN MONTHS        ENDED             YEAR             YEAR
                                                                 ENDED           JUNE 30,          ENDED            ENDED
                                                                JULY 31,           2000         DECEMBER 31,     DECEMBER 31,
                                                                  2000         (UNAUDITED)          1999             1998
                                                             --------------   --------------   --------------   --------------
OPERATIONS:

  Net investment income                                      $  37,001,092    $   31,469,708   $   54,728,601   $   46,894,254
------------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investments                                    --                --               83            2,781
------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        37,001,092        31,469,708       54,728,684       46,897,035
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                      (27,493,666)      (23,284,591)     (40,668,074)     (18,980,988)
------------------------------------------------------------------------------------------------------------------------------
  Class A*                                                              --                --               --      (20,797,936)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (8,335,400)       (7,192,863)     (12,546,032)      (6,486,731)
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (1,172,026)         (992,254)      (1,514,495)        (628,599)
------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  AIM Cash Reserve Shares                                      (77,443,140)      (56,556,220)    (189,587,232)     834,944,363
------------------------------------------------------------------------------------------------------------------------------
  Class A*                                                              --                --               --     (375,997,608)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (115,577,813)     (102,483,790)      94,371,540      194,469,771
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (11,177,934)      (10,128,705)      29,244,201       19,103,703
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                     (204,198,887)     (169,168,715)     (65,971,408)     672,523,010
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                        1,451,025,249     1,451,025,249    1,516,996,657      844,473,647
------------------------------------------------------------------------------------------------------------------------------
  End of period                                              $1,246,826,362   $1,281,856,534   $1,451,025,249   $1,516,996,657
==============================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                              $1,246,789,171   $1,281,819,343   $1,450,988,058   $1,516,959,549
------------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investments                  37,191            37,191           37,191           37,108
------------------------------------------------------------------------------------------------------------------------------
                                                             $1,246,826,362   $1,281,856,534   $1,451,025,249   $1,516,996,657
==============================================================================================================================

* The Fund's Class A shares were reclassified as AIM Cash Reserve Shares on 12/21/98.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000, the Fund was organized as a series portfolio of AIM Funds Group. At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. Pursuant to the Reorganization, the Fund's fiscal year-end was changed from December 31 to July 31. This report includes financial information for the period ended July 31, 2000 (seven months), the six months ended June 30, 2000 and the year ended December 31, 1999. Financial information for the six months ended June 30, 2000 is unaudited. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of

America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- As permitted under Rule 2a-7 of the 1940 Act, the Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions -- It is the policy of the Fund to declare and pay dividends daily from net investment income. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM was paid $83,475, $71,529 and $118,024, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AFS was paid $776,212, $671,889 and $1,341,736, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the AIM Cash Reserve shares, Class B shares and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the AIM Cash Reserve shares, Class B shares or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the seven-month period ended July 31, 2000, the AIM Cash Reserve shares, Class B shares and Class C shares paid AIM Distributors $1,332,550, $1,905,178 and $265,889, respectively, as compensation under the Plans. For the six months ended June 30, 2000, the AIM Cash Reserve shares, Class B shares and Class C shares paid AIM Distributors $1,145,100, $1,669,584 and $229,427, respectively, as compensation under the Plans. For the year ended December 31, 1999, the AIM Cash Reserves, Class B and Class C shares paid AIM Distributors $2,443,795, $3,680,653, and $440,903, respectively, as compensation under the Plans.
  During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM Distributors received $740,774, $679,919 and $1,254,200, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund paid legal fees of $3,444, $2,668 and $5,825, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trust's trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $8,809, $7,117 and $15,823, respectively, and reductions in custodian fees of $11,769, $9,807 and $4,279, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $20,578, $16,924 and $20,102 for the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the seven months ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-SHARE INFORMATION

Changes in shares outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998 were as follows:

                                                                              JUNE 30, 2000
                                           JULY 31, 2000                       (UNAUDITED)
                                  --------------------------------   --------------------------------
                                      SHARES           AMOUNT            SHARES           AMOUNT
                                  --------------   ---------------   --------------   ---------------
Sold:
  Cash Reserve Shares              3,591,529,412   $ 3,591,529,412    3,119,085,058   $ 3,122,260,400
-----------------------------------------------------------------------------------------------------
  Class A*                                    --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class B                            509,744,331       509,744,331      448,990,264       450,158,250
-----------------------------------------------------------------------------------------------------
  Class C                            156,197,199       156,197,199      130,393,503       130,551,340
-----------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Cash Reserve Shares                 24,814,673        24,814,673       24,207,616        21,032,274
-----------------------------------------------------------------------------------------------------
  Class A*                                    --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class B                              7,211,243         7,211,243        7,419,659         6,251,673
-----------------------------------------------------------------------------------------------------
  Class C                              1,019,008         1,019,008        1,022,298           864,461
-----------------------------------------------------------------------------------------------------
Issued in connection with
  acquisitions:**
  Cash Reserve Shares                         --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class A*                                    --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class B                                     --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class C                                     --                --               --                --
-----------------------------------------------------------------------------------------------------
Reacquired:
  Cash Reserve Shares             (3,693,787,225)   (3,693,787,225)  (3,199,848,894)   (3,199,848,894)
-----------------------------------------------------------------------------------------------------
  Class A*                                    --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class B                           (632,533,387)     (632,533,387)    (558,893,713)     (558,893,713)
-----------------------------------------------------------------------------------------------------
  Class C                           (168,394,141)     (168,394,141)    (141,544,506)     (141,544,506)
-----------------------------------------------------------------------------------------------------
                                    (204,198,887)  $  (204,198,887)    (169,168,715)  $  (169,168,715)
=====================================================================================================


                                         DECEMBER 31, 1999                   DECEMBER 31, 1998
                                  --------------------------------   ---------------------------------
                                      SHARES           AMOUNT            SHARES            AMOUNT
                                  --------------   ---------------   ---------------   ---------------
Sold:
  Cash Reserve Shares              8,060,651,699   $ 8,060,651,699     6,566,275,190   $ 6,566,275,190
------------------------------------------------------------------------------------------------------
  Class A*                                    --                --    12,526,260,894    12,526,260,894
------------------------------------------------------------------------------------------------------
  Class B                          1,129,278,732     1,129,278,732       732,230,888       732,230,888
------------------------------------------------------------------------------------------------------
  Class C                            387,953,922       387,953,922       350,900,238       350,900,238
------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Cash Reserve Shares                 34,229,027        34,229,027        15,456,154        15,456,154
------------------------------------------------------------------------------------------------------
  Class A*                                    --                --        15,630,817        15,630,817
------------------------------------------------------------------------------------------------------
  Class B                             10,880,999        10,880,999         5,684,934         5,684,934
------------------------------------------------------------------------------------------------------
  Class C                              1,259,465         1,259,465           536,206           536,206
------------------------------------------------------------------------------------------------------
Issued in connection with
  acquisitions:**
  Cash Reserve Shares                         --                --       117,682,745       117,682,745
------------------------------------------------------------------------------------------------------
  Class A*                                    --                --           135,276           135,276
------------------------------------------------------------------------------------------------------
  Class B                                     --                --        72,923,588        72,923,588
------------------------------------------------------------------------------------------------------
  Class C                                     --                --         5,548,897         5,548,897
------------------------------------------------------------------------------------------------------
Reacquired:
  Cash Reserve Shares             (8,284,467,958)   (8,284,467,958)   (5,864,469,726)   (5,864,469,726)
------------------------------------------------------------------------------------------------------
  Class A*                                    --                --   (12,918,024,595)  (12,918,024,595)
------------------------------------------------------------------------------------------------------
  Class B                         (1,045,788,191)   (1,045,788,191)     (616,369,639)     (616,369,639)
------------------------------------------------------------------------------------------------------
  Class C                           (359,969,186)     (359,969,186)     (337,881,638)     (337,881,638)
------------------------------------------------------------------------------------------------------
                                     (65,971,491)  $   (65,971,491)      672,520,229   $   672,520,229
======================================================================================================

* Class A shares were reclassified to AIM Cash Reserve Shares effective December 21, 1998.
** The fund acquired AIM Advisor Cash Management Fund and AIM Dollar Fund on
   February 27, 1998 and December 21, 1998, respectively. The acquired funds' net assets as of the respective closing dates were $5,680,255 and $190,605,903, respectively. The net assets of the Fund immediately prior to each acquisition were $701,467,228 and $1,383,530,387, respectively.

NOTE 7-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CASH RESERVE
                                        -----------------------------------------------------------------------------------------
                                                        SIX MONTHS
                                        SEVEN MONTHS       ENDED
                                           ENDED         JUNE 30,                       YEAR ENDED DECEMBER 31,
                                          JULY 31,         2000        ----------------------------------------------------------
                                          2000(a)       (UNAUDITED)      1999         1998         1997        1996        1995
                                        ------------    -----------    --------    ----------    --------    --------    --------
Net asset value, beginning of period      $   1.00       $   1.00      $   1.00    $     1.00    $   1.00    $   1.00    $   1.00
--------------------------------------    --------       --------      --------    ----------    --------    --------    --------
Income from investment operations:
  Net investment income                     0.0300         0.0252        0.0414        0.0453      0.0456      0.0433      0.0493
--------------------------------------    --------       --------      --------    ----------    --------    --------    --------
Less distributions from net investment
  income                                   (0.0300)       (0.0252)      (0.0414)      (0.0453)    (0.0456)    (0.0433)    (0.0493)
--------------------------------------    --------       --------      --------    ----------    --------    --------    --------
Net asset value, end of period            $   1.00       $   1.00      $   1.00    $     1.00    $   1.00    $   1.00    $   1.00
======================================    ========       ========      ========    ==========    ========    ========    ========
Total return(b)                               3.03%          2.55%         4.22%         4.62%       4.66%       4.41%       5.04%
======================================    ========       ========      ========    ==========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $912,042       $932,932      $989,478    $1,179,072    $344,117    $315,470    $293,450
======================================    ========       ========      ========    ==========    ========    ========    ========
Ratio of expenses to average net
  assets                                      1.07%(c)       1.07%(c)      1.04%         0.99%       1.05%       1.08%       1.04%
======================================    ========       ========      ========    ==========    ========    ========    ========
Ratio of net investment income to
  average net assets                          5.15%(c)       5.08%(c)      4.16%         4.53%       4.55%       4.32%       4.92%
======================================    ========       ========      ========    ==========    ========    ========    ========

(a)  Calculated using average shares outstanding.
(b)  Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $915,893,647 and $921,113,716 for July 31, 2000 and June 30, 2000, respectively.

                                                                                  CLASS B
                                           --------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                           SEVEN MONTHS      ENDED
                                              ENDED        JUNE 30,                      YEAR ENDED DECEMBER 31,
                                             JULY 31,        2000        --------------------------------------------------------
                                             2000(a)      (UNAUDITED)      1999        1998        1997        1996        1995
                                           ------------   -----------    --------    --------    --------    --------    --------
Net asset value, beginning of period         $   1.00      $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-----------------------------------------    --------      --------      --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income                        0.0256        0.0215        0.0339      0.0371      0.0378      0.0360      0.0419
-----------------------------------------    --------      --------      --------    --------    --------    --------    --------
Less distributions from net investment
  income                                      (0.0256)      (0.0215)      (0.0339)    (0.0371)    (0.0378)    (0.0360)    (0.0419)
-----------------------------------------    --------      --------      --------    --------    --------    --------    --------
Net asset value, end of period               $   1.00      $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
=========================================    ========      ========      ========    ========    ========    ========    ========
Total return(b)                                  2.59%         2.17%         3.45%       3.78%       3.84%       3.66%       4.27%
=========================================    ========      ========      ========    ========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $289,327      $302,417      $404,911    $310,534    $116,058    $ 91,148    $ 69,857
=========================================    ========      ========      ========    ========    ========    ========    ========
Ratio of expenses to average net assets          1.82%(c)      1.82%(c)      1.79%       1.81%       1.80%       1.81%       1.78%
=========================================    ========      ========      ========    ========    ========    ========    ========
Ratio of net investment income to average
  net assets                                     4.40%(c)      4.33%(c)      3.41%       3.71%       3.80%       3.60%       4.14%
=========================================    ========      ========      ========    ========    ========    ========    ========

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges where applicable and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $327,368,646 and $335,751,488 for July 31, 2000 and June 30, 2000, respectively.

                                                                                       CLASS C
                                                    -----------------------------------------------------------------------------
                                                                    SIX MONTHS
                                                    SEVEN MONTHS       ENDED            YEAR ENDED             AUGUST 4, 1997
                                                       ENDED         JUNE 30,          DECEMBER 31,        (DATE SALES COMMENCED)
                                                      JULY 31,         2000        --------------------       TO DECEMBER 31,
                                                      2000(a)       (UNAUDITED)      1999        1998               1997
                                                    ------------    -----------    --------    --------    ----------------------
Net asset value, beginning of period                  $   1.00       $   1.00      $   1.00    $   1.00           $   1.00
--------------------------------------------------    --------       --------      --------    --------           --------
Income from investment operations:
  Net investment income                                 0.0256         0.0215        0.0339      0.0371             0.0158
--------------------------------------------------    --------       --------      --------    --------           --------
Less distributions from net investment income          (0.0256)       (0.0215)      (0.0339)    (0.0371)           (0.0158)
--------------------------------------------------    --------       --------      --------    --------           --------
Net asset value, end of period                        $   1.00       $   1.00      $   1.00    $   1.00           $   1.00
==================================================    ========       ========      ========    ========           ========
Total return(b)                                           2.59%          2.17%         3.44%       3.78%              3.92%
==================================================    ========       ========      ========    ========           ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $ 45,457       $ 46,507      $ 56,636    $ 27,391           $  8,287
==================================================    ========       ========      ========    ========           ========
Ratio of expenses to average net assets                   1.82%(c)       1.82%(c)      1.79%       1.81%              1.80%(d)
==================================================    ========       ========      ========    ========           ========
Ratio of net investment income to average net
  assets                                                  4.40%(c)       4.33%(c)      3.41%       3.71%              3.80%(d)
==================================================    ========       ========      ========    ========           ========

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges where applicable and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $45,687,844 and $46,137,478 for July 31, 2000 and June 30, 2000, respectively.
(d)  Annualized.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of
AIM Municipal Bond Fund:

We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2000, and the related statement of operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statement of changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund as of July 31, 2000, the results of its operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the changes in its net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 2000

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ALABAMA-1.30%

Alabama (State of)
  Housing Finance
  Authority; Single
  Family Mortgage Series
  D-2 RB
  5.50%, 10/01/17(b)        --     Aaa     $  970   $    937,534
----------------------------------------------------------------
Alabama (State of) Public
  School & College
  Authority; Capital
  Improvement Series 1999
  C RB
  5.75%, 07/01/17           AA     Aa3      1,400      1,432,970
----------------------------------------------------------------
Courtland Industrial
  Development Board
  (Champion International
  Corp. Project);
  Refunding Environmental
  Improvement Series RB
  6.40%, 11/01/26(b)        --    Baa1      2,315      2,279,997
----------------------------------------------------------------
                                                       4,650,501
----------------------------------------------------------------

ALASKA-0.76%

Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)       AAA     Aaa      2,465      2,525,442
----------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Mortgage
  Program Series RB
  6.88%, 06/01/33          AAA     Aaa        205        209,633
----------------------------------------------------------------
                                                       2,735,075
----------------------------------------------------------------

ARIZONA-1.47%

Arizona (State of)
  Educational Loan
  Marketing Corp.; RB
  6.13%, 09/01/02(b)        --     Aa2      1,900      1,941,211
----------------------------------------------------------------
Pima (County of) Unified
  School District No. 10
  (Amphitheater); School
  Improvement Series 1992
  E GO
  6.50%, 07/01/05           A+      A2      3,100      3,343,443
----------------------------------------------------------------
                                                       5,284,654
----------------------------------------------------------------

ARKANSAS-0.56%

Little Rock (City of);
  Capital Improvement
  Series B GO
  5.75%, 02/01/06           AA     Aa3      2,000      2,011,400
----------------------------------------------------------------

CALIFORNIA-2.02%

Abag Financing Authority
  for Non-profit Corps.
  (Lytton Gardens Inc.);
  Series 1999 COP
  6.00%, 02/15/19          AA-      --      2,085      2,113,627
----------------------------------------------------------------
Abag Financing Authority
  for Non-Profit Corps.
  (Odd Fellows Home of
  California); Series
  1999 COP
  6.00%, 08/15/24          AA-      --      1,000      1,013,180
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
CALIFORNIA-(CONTINUED)

Abag Financing Authority
  for Non-Profit Corps.
  (Lincoln Glen Manor
  Senior Citizens);
  Series 2000 COP
  6.10%, 02/15/25          AA-      --     $1,000   $  1,027,600
----------------------------------------------------------------
California (State of)
  Educational Facilities
  Authority (Fresno
  Pacific University);
  Series 2000 A RB
  6.05%, 03/01/11           --    Baa3      1,350      1,417,716
----------------------------------------------------------------
Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Senior
  Lien Series A RB
  6.00%, 01/01/10(d)(e)    AAA     Aaa        400        445,280
----------------------------------------------------------------
Sacramento (City of)
  California City
  Financing Authority
  (Senior Convention
  Center Hotel); Series
  1999 A RB
  6.25%, 01/01/30(f)        --      --        750        707,738
----------------------------------------------------------------
Sacramento (City of)
  California Cogeneration
  Authority (Procter &
  Gamble Project); Series
  1995 RB
  7.00%, 07/01/04          BBB      --        500        539,510
----------------------------------------------------------------
                                                       7,264,651
----------------------------------------------------------------
COLORADO-1.32%
Adams (County of)
  Colorado School
  District No. 1;
  Unlimited Tax Series
  1992 A GO
  6.63%, 12/01/02(d)(e)    AAA     Aaa        500        528,270
----------------------------------------------------------------
Colorado Health
  Facilities Authority
  (National Jewish
  Medical and Research
  Project); Hospital
  Series RB
  5.38%, 01/01/29          BBB      --      1,000        767,110
----------------------------------------------------------------
Colorado (State of) E-470
  Public Highway
  Authority; Series 2000
  A RB
  5.75%, 09/01/35(c)       AAA     Aaa      1,000        995,460
----------------------------------------------------------------
Highlands Ranch Metro
  District No. 1;
  Unlimited Tax Refunding
  & Improvement Series A
  GO
  7.30%, 09/01/02(d)(e)    NRR     NRR        500        540,605
----------------------------------------------------------------
Mesa County School
  District No. 51; 1989
  Series B COP
  6.88%, 12/01/05(c)       AAA     Aaa      1,465      1,522,853
----------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Refunding Series GO
  7.95%, 12/01/02(d)(e)    NRR     NRR         50         54,183
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
COLORADO-(CONTINUED)

Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Unrefunded Balance
  Series GO
  7.95%, 12/01/03(f)        --      --     $  305   $    317,420
----------------------------------------------------------------
                                                       4,725,901
----------------------------------------------------------------

CONNECTICUT-2.12%

Connecticut (State of)
  (Bradley International
  Airport); Special
  Obligation Parking
  Series 2000 A RB
  6.60%, 07/01/24(b)        A       --      1,000      1,021,440
----------------------------------------------------------------
Connecticut (State of);
  General Purpose Public
  Improvement Series
  1992-A GO
  6.50%, 03/15/02(d)(e)    NRR     NRR      5,500      5,776,100
----------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority; Sub-series
  1996 A-3 RB
  5.95%, 05/15/17           AA     Aa2        800        818,400
----------------------------------------------------------------
                                                       7,615,940
----------------------------------------------------------------

DELAWARE-0.08%

Delaware Economic
  Development Authority
  (Osteopathic Hospital
  Association); Series A
  RB
  6.75% 01/01/13(d)        NRR     Aaa        250        282,160
----------------------------------------------------------------

DISTRICT OF
  COLUMBIA-0.27%

District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.38%, 07/01/19(c)       AAA     Aaa      1,000        970,500
----------------------------------------------------------------

FLORIDA-2.00%

Crossings at Fleming
  Island (Community
  Development District
  Special Assessment);
  Refunding Series 2000 B
  RB
  5.80%, 05/01/16(c)       AAA     Aaa      1,000      1,028,900
----------------------------------------------------------------
Dade (County of)
  (Courthouse Center
  Project); Special
  Obligation Series 1995
  RB
  5.90%, 04/01/05(d)(e)    NRR     NRR        500        533,740
----------------------------------------------------------------
Escambia (County of)
  (Champion International
  Corp. Project); PCR
  6.90%, 08/01/22(b)       BBB    Baa1      1,125      1,144,811
----------------------------------------------------------------
Escambia (County of)
  Health Facilities
  Authority (Health Care
  Facility Loan-Veterans
  Hospital Project);
  Hospital Series 2000 RB
  5.95%, 07/01/20(c)        --     Aaa      1,000      1,022,280
----------------------------------------------------------------
Miami (City of) Dade
  County Florida Aviation
  (Miami International
  Airport); Series 2000 B
  RB
  5.75%, 10/01/29(c)       AAA     Aaa      2,000      2,020,760
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
FLORIDA-(CONTINUED)

Miami (City of) Parking
  Facilities; Series 1992
  A RB
  6.70%, 10/01/01(d)(e)    NRR     NRR     $1,120   $  1,168,754
----------------------------------------------------------------
Plantation (City of)
  Health Facilities
  Authority (Covenant
  Retirement Communities
  Inc.); Series 1992 RB
  7.75%, 12/01/02(d)(e)    NRR     NRR        250        272,425
----------------------------------------------------------------
                                                       7,191,670
----------------------------------------------------------------

GEORGIA-0.48%

Georgia (State of)
  Housing and Finance
  Authority (Home
  Ownership Opportunity
  Program); Series C RB
  6.50%, 12/01/11          AA+     Aa2        650        676,429
----------------------------------------------------------------
Savannah (City of)
  Economic Development
  Authority (Hershey
  Foods Corp. Project);
  Refunding IDR
  6.60%, 06/01/12           A+      --      1,000      1,043,300
----------------------------------------------------------------
                                                       1,719,729
----------------------------------------------------------------

IDAHO-0.26%

Idaho Health Facilities
  Authority (Elks
  Rehabilitation Hospital
  Project); Hospital
  Series RB
  5.30%, 07/15/18          BBB      --      1,150        921,875
----------------------------------------------------------------

ILLINOIS-9.23%

Berwyn (City of) (Macneal
  Memorial Hospital
  Association Project);
  Hospital Series 1991 RB
  7.00%, 06/01/01(d)(e)    AAA     Aaa      3,250      3,382,275
----------------------------------------------------------------
Chicago (City of) Public
  Building Committee
  (Chicago School
  Reform); Refunding
  Series 1999 RB
  5.25%, 12/01/15(c)       AAA     Aaa      1,500      1,490,520
----------------------------------------------------------------
Cook (County of);
  Unlimited Tax Series
  1992 B GO
  5.75%, 11/15/02(d)(e)    AAA     Aaa      2,000      2,091,880
----------------------------------------------------------------
Freeport (City of) (Sewer
  System Improvements);
  Unlimited Tax Series
  2000 GO
  6.00%, 12/01/29(c)       AAA     Aaa      1,000      1,013,850
----------------------------------------------------------------
Illinois (State of);
  Sales Tax Series 1991 O
  RB
  6.50%, 06/15/01(d)(e)    AAA     NRR      1,500      1,556,205
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (CPC
  International Project);
  Refunding PCR
  6.75%, 05/01/16           --      A2      2,500      2,584,550
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Adventist
  Health Systems
  Project); Hospital
  Series 1997 A RB
  6.00%, 11/15/11          AAA     Aaa      2,500      2,677,700
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ILLINOIS-(CONTINUED)

Illinois (State of)
  Educational Facilities
  Authority (Midwestern
  University); Series B
  RB
  5.50%, 05/15/18           A       --     $1,000   $    958,330
----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Northwestern
  University); Adjustable
  Medium Term Series RB
  5.25%, 11/01/14(e)       AA+     Aa1      1,000        992,980
----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Shedd
  Aquarium Society); RB
  5.60%, 07/01/27(c)       AAA     Aaa      3,500      3,428,355
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Blessing Hospital);
  Hospital Series 1999 A
  6.00%, 11/15/19(b)       AAA     Aaa      1,000      1,015,530
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Evangelical Hospital
  Corp.); RB
  6.25%, Refunding Series
  1992 A 04/15/22(d)(e)    NRR     Aaa      1,000      1,074,390
----------------------------------------------------------------
  6.25%, Series 1992 C
  04/15/22(d)(e)           NRR     NRR      1,150      1,231,052
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Franciscan Sisters
  Health Care); Series
  1992 RB
  6.40%, 09/01/04(d)       AAA     Aaa      2,000      2,133,140
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Memorial Hospital);
  Hospital Series 1992 RB
  7.25%, 05/01/02(d)(e)    NRR     NRR        200        212,810
----------------------------------------------------------------
Illinois State University
  (Auxiliary Facilities
  System);
  5.75%, Series 1993 RB
  04/01/14(c)              AAA     Aaa      1,000      1,013,350
----------------------------------------------------------------
  5.75%, Series 1991 RB
  04/01/22                 AA-     Aa3      4,750      4,751,900
----------------------------------------------------------------
Peoria and Pekin and
  Waukegan (Cities of);
  GNMA Collateralized
  Mortgage Series 1990 RB
  7.88%, 08/01/22(b)        AA      --         60         61,945
----------------------------------------------------------------
Tazewell County Community
  High School District
  No. 303 (Pekin);
  Unlimited Tax Series
  1996 GO
  5.63%, 01/01/14(c)       AAA     Aaa      1,435      1,461,562
----------------------------------------------------------------
                                                      33,132,324
----------------------------------------------------------------

INDIANA-1.22%

Carmel Retirement Rental
  Housing (Beverly
  Enterprises Project);
  Refunding Series RB
  8.75%, 12/01/08(f)        --      --         90         95,327
----------------------------------------------------------------
East Allen (City of)
  Multi-School Building
  Corp.; First Mortgage
  Series 2000 RB
  5.75%, 01/15/15(c)       AAA     Aaa        735        754,367
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
INDIANA-(CONTINUED)

Indiana (State of)
  (Special Program);
  Series 2000 A RB
  5.90%, 02/01/14(c)       AAA     Aaa     $1,000   $  1,042,400
----------------------------------------------------------------
Indiana (State of)
  Housing Finance
  Authority; Series B-1
  RB
  6.15%, 07/01/17           --     Aaa        150        153,630
----------------------------------------------------------------
Indianapolis (City of)
  (Lake Nora and Fox Club
  Project); Series 1999 A
  Multi-Family RB
  5.90%, 10/01/19(c)        --     Aaa      1,795      1,802,109
----------------------------------------------------------------
Indiana Transportation
  Finance Authority
  (Airport Lease
  Facility); Series 1992
  A RB
  6.25%, 11/01/02(d)(e)    NRR     Aaa        395        416,717
----------------------------------------------------------------
  6.25%, 11/01/16           AA      A1        105        108,294
----------------------------------------------------------------
                                                       4,372,844
----------------------------------------------------------------

IOWA-0.30%

Iowa Finance Authority
  (Trinity Regional
  Hospital Project);
  Hospital Facilities
  Series 1997 RB
  6.00%, 07/01/12(c)       AAA     Aaa      1,000      1,068,490
----------------------------------------------------------------

KANSAS-0.45%

Hutchinson Health Care
  Facilities (Wesley
  Towers); Refunding &
  Improvement Series 1999
  A RB
  6.25%, 11/15/19(f)        --      --      1,500      1,320,870
----------------------------------------------------------------
Newton (City of) (Newton
  Healthcare Corp.);
  Hospital Series A RB
  7.38%, 11/15/04(d)(e)    NRR     NRR        250        280,368
----------------------------------------------------------------
                                                       1,601,238
----------------------------------------------------------------

KENTUCKY-1.73%

Jefferson (County of)
  (Beverly Enterprises
  Project); Refunding
  Health Facilities
  Series RB
  5.88%, 05/01/08(f)        --      --        595        559,127
----------------------------------------------------------------
Kenton (County of)
  Kentucky Airport Board
  (Delta Airlines
  Project); Special
  Facilities Series 1992
  A RB
  7.13%, 02/01/21(b)       BBB-   Baa3      2,500      2,539,575
----------------------------------------------------------------
Mount Sterling (City of);
  Lease Funding Series
  1993 A RB
  6.15%, 03/01/13           --      Aa      3,000      3,124,530
----------------------------------------------------------------
                                                       6,223,232
----------------------------------------------------------------

LOUISIANA-3.59%

Louisiana (State of)
  Local Government
  Environmental
  Facilities and
  Community Development
  Authority (Capital
  Projects and Equipment
  Acquisition); Series
  2000 A RB
  6.30%, 07/01/30(c)       AAA      --      2,000      2,156,080
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
LOUISIANA-(CONTINUED)

Louisiana Public
  Facilities Authority
  (Medical Center at New
  Orleans Project); RB
  6.13%, 10/15/07(c)       AAA      --     $2,775   $  2,843,154
----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Our Lady of Lake
  Regional Hospital);
  Hospital Refunding
  Series C RB
  6.00%, 12/01/01(d)(e)    AAA     Aaa      1,000      1,038,170
----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Tulane University of
  Louisiana); RB
  6.00%, 10/01/16(c)       AAA     Aaa      2,500      2,587,725
----------------------------------------------------------------
New Orleans Levee
  District; Trust
  Receipts Series 1995 A
  RB
  5.95%, 11/01/07(c)       AAA     Aaa      1,000      1,058,920
----------------------------------------------------------------
Ouachita Parish Hospital
  Service District No. 1
  (Glenwood Regional
  Medical Center);
  Refunding Series 1996
  RB
  5.70%, 05/15/16(c)       AAA     Aaa      1,000      1,008,860
----------------------------------------------------------------
St. John Baptist Parish
  (Sales Tax District);
  Public Improvement
  Series 1987 RB
  7.60%, 01/01/08(d)       NRR     NRR        500        581,675
----------------------------------------------------------------
  7.60%, 01/01/09(d)       NRR     NRR        500        590,605
----------------------------------------------------------------
West Feliciana Parish
  (Gulf States
  Utilities); Series A
  PCR
  7.50%, 05/01/15          BB+      --      1,000      1,040,160
----------------------------------------------------------------
                                                      12,905,349
----------------------------------------------------------------

MAINE-0.64%

Maine (State of)
  Education Loan
  Authority; Education
  Loan Series A-2 RB
  6.95%, 12/01/07(b)        --      A2        770        793,577
----------------------------------------------------------------
Maine (State of) Housing
  Authority; Series 1999
  E-1 RB
  5.85%, 11/15/20           AA     Aa2      1,500      1,513,740
----------------------------------------------------------------
                                                       2,307,317
----------------------------------------------------------------

MASSACHUSETTS-3.50%

Massachusetts (State of)
  (Consumer Loans);
  Unlimited Tax Series
  1991 C GO
  7.00%, 08/01/01(d)(e)    NRR     NRR      2,450      2,559,466
----------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Lowell General
  Hospital); Series 1991
  A RB
  8.40%, 06/01/01(d)(e)    NRR     NRR      3,550      3,732,328
----------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Winchester Hospital);
  Series D RB
  5.80%, 07/01/09(c)       AAA      --      1,000      1,045,660
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Industrial Finance
  Agency (Beverly
  Enterprises); Refunding
  Series RB
  8.00%, 05/01/02(f)        --      --     $  125   $    126,197
----------------------------------------------------------------
Massachusetts (State of)
  Housing Finance Agency;
  Single Family Housing
  Series 1994 RB
  6.60%, 12/01/26(b)        A+     Aa3      1,890      1,943,771
----------------------------------------------------------------
Massachusetts (State of)
  Municipal Wholesale
  Electric Cooperative
  Power Supply; System
  Series 1992 A RB
  6.75%, 07/01/08(c)       AAA     Aaa      3,000      3,176,670
----------------------------------------------------------------
                                                      12,584,092
----------------------------------------------------------------

MICHIGAN-4.12%

Detroit (City of) School
  District; Unlimited Tax
  Series 1992 GO
  6.00%, 05/01/01(d)(e)    NRR     NRR      1,000      1,031,250
----------------------------------------------------------------
  6.15%, 05/01/01(d)(e)    NRR     NRR      1,300      1,342,029
----------------------------------------------------------------
Flint (City of) Hospital
  Building Authority;
  Hospital Series B RB
  5.38%, 07/01/18(c)        A       --      1,000        933,720
----------------------------------------------------------------
Garden City Hospital
  Finance Authority
  (Garden City Hospital);
  Hospital Refunding
  Series A RB
  5.63%, 09/01/10           --     Ba3      1,000        852,790
----------------------------------------------------------------
Lake Orion Community
  School District;
  Unlimited Tax Refunding
  Series 1994 GO
  7.00%, 05/01/05(d)(e)    AAA     Aaa      2,500      2,771,925
----------------------------------------------------------------
Lakeview Community School
  District; Refunding
  Unlimited Tax Series
  1996 GO
  5.75%, 05/01/07(d)(e)    AAA     Aaa      1,000      1,059,420
----------------------------------------------------------------
Lincoln Park (City of)
  School District;
  Unlimited Tax Series
  1996 GO
  6.00%, 05/01/06(d)(e)    AAA     Aaa      1,210      1,300,085
----------------------------------------------------------------
Michigan (State of)
  Housing Development
  Authority; Refunding
  Rental Housing Series A
  RB
  6.60%, 04/01/12          AA-      --        945        985,578
----------------------------------------------------------------
Ypsilanti (City of)
  School District;
  Refunding Unlimited Tax
  Series 1996 GO
  5.75%, 05/01/07(d)(e)    AAA     Aaa      4,275      4,529,020
----------------------------------------------------------------
                                                      14,805,817
----------------------------------------------------------------

MINNESOTA-0.29%

Minneapolis (City of)
  (Parking Ramp Project);
  Unlimited Tax Series
  2000 A GO
  5.90%, 12/01/20          AAA     Aaa      1,000      1,025,560
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MISSISSIPPI-2.58%

Mississippi (State of)
  Development Board
  (Panola County
  Hospital); Special
  Obligation Series RB
  5.00%, 07/01/28           A       --     $5,000   $  4,099,600
----------------------------------------------------------------
Mississippi Higher
  Education Assistance
  Corp.; Student Loan
  Sub-Series 1994 C RB
  7.50%, 09/01/09(b)(f)     --      --      5,000      5,176,200
----------------------------------------------------------------
                                                       9,275,800
----------------------------------------------------------------

MISSOURI-1.15%

Kansas City Industrial
  Development Authority
  (General Motors Corp.
  Project); PCR
  6.05%, 04/01/06           A       A3      1,435      1,444,973
----------------------------------------------------------------
Kansas City Municipal
  Assistance Corp.
  (Truman Medical Center
  Charitable Foundation);
  Leasehold Improvement
  Series 1991 A RB
  7.00%, 11/01/01(d)(e)    NRR     NRR        605        623,199
----------------------------------------------------------------
Missouri (State of)
  Environmental
  Improvement and Energy
  Resources Authority;
  Series 1995 C PCR
  5.85%, 01/01/10           --     Aaa      1,000      1,049,360
----------------------------------------------------------------
St. Louis (City of)
  Airport; Series 2000 RB
  6.25%, 01/01/02          Baa3   BBB-      1,000      1,008,240
----------------------------------------------------------------
                                                       4,125,772
----------------------------------------------------------------

NEVADA-1.62%

Boulder (City of)
  (Boulder City Hospital
  Inc. Project); Hospital
  Refunding Series RB
  5.85%, 01/01/22(f)        --      --        500        415,230
----------------------------------------------------------------
Humboldt (County of)
  (Sierra Pacific
  Project); Refunding
  Series 1987 PCR
  6.55%, 10/01/13(c)       AAA     Aaa      3,000      3,140,250
----------------------------------------------------------------
Las Vegas (City of);
  Refunding 1992 Limited
  Tax GO
  6.50%, 04/01/02(d)(e)    AAA     Aaa      1,000      1,050,990
----------------------------------------------------------------
Reno Redevelopment
  Agency; Refunding
  Sub-Series A Tax
  Allocation Notes
  6.00%, 06/01/10           --    Baa3      1,185      1,210,288
----------------------------------------------------------------
                                                       5,816,758
----------------------------------------------------------------

NEW HAMPSHIRE-0.42%

Hudson (City of);
  Unlimited Tax Series GO
  5.25%, 03/15/28           --     Aa3      1,610      1,497,042
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW JERSEY-2.89%

Hudson (County of)
  Correctional Facility;
  Refunding Series 1992
  COP
  6.60%, 12/01/21(c)       AAA     Aaa     $1,250   $  1,290,675
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Atlantic City Sewer
  Co.); Sewer Facility
  Series 1991 RB
  7.25%, 12/01/11(b)(f)     --      --      1,630      1,684,980
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Continental Airlines
  Inc. Project);
  Specialty Facilities
  Series 1999 RB
  6.40%, 09/15/23(b)        BB     Ba2      4,000      3,765,760
----------------------------------------------------------------
  6.25%, 09/15/29(b)        BB     Ba2      2,250      2,033,527
----------------------------------------------------------------
New Jersey City Economic
  Development Authority
  (Franciscan Oaks
  Project); First
  Mortgage Series RB
  5.70%, 10/01/17(f)        --      --        500        423,875
----------------------------------------------------------------
New Jersey Health Care
  Facility Financing
  Authority; Unrefunded
  Balance Series 1987 C
  RB
  8.60%, 07/01/17(c)       AAA     Aaa        185        186,554
----------------------------------------------------------------
New Jersey (State of)
  Turnpike Authority;
  Series 2000 A RB
  5.50%, 01/01/25(c)       AAA     Aaa      1,000        988,040
----------------------------------------------------------------
                                                      10,373,411
----------------------------------------------------------------

NEW MEXICO-1.62%

Albuquerque (City of) New
  Mexico Educational
  Facilities Authority
  (Albuquerque Academy
  Project); Education
  Series 1995 RB
  5.75%, 10/15/03(d)(e)    NRR     NRR        915        945,909
----------------------------------------------------------------
Las Cruces South Central
  Solid Waste Authority;
  Environmental Services
  RB
  5.65%, 06/01/09           --      A3        575        586,856
----------------------------------------------------------------
Los Alamos (County of);
  Utility Series A RB
  6.00%, 07/01/15(c)       AAA     Aaa      2,000      2,069,120
----------------------------------------------------------------
Santa Fe (City of);
  Series 1994 A RB
  6.25%, 06/01/04(d)(e)    AAA     Aaa      2,100      2,220,939
----------------------------------------------------------------
                                                       5,822,824
----------------------------------------------------------------

NEW YORK-11.61%

Metropolitan
  Transportation
  Authority; Dedicated
  Tax Fund Series 2000 A
  RB
  5.88%, 04/01/25(c)       AAA     Aaa      1,500      1,520,265
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW YORK-(CONTINUED)

New York (City of); GO
  8.25%, Unlimited Tax
    Series 1991 F
    11/15/01(d)(e)         NRR     Aaa     $2,000   $  2,123,220
----------------------------------------------------------------
  7.65%, Unlimited Tax
    Series 1992 F GO
    02/01/02(d)(e)         NRR     Aaa      4,775      5,066,323
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR     NRR        350        367,836
----------------------------------------------------------------
  7.20%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR     NRR        390        410,994
----------------------------------------------------------------
    02/01/15                A-      A3        110        115,138
----------------------------------------------------------------
  7.70%, Unlimited Tax
    Series D GO
    02/01/02(d)(e)         NRR     Aaa      1,970      2,091,608
----------------------------------------------------------------
    02/01/09                A-      A3         30         31,699
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1
    08/01/02(d)(e)         NRR     Aaa      1,990      2,116,305
----------------------------------------------------------------
  7.38%, Unlimited Tax
    Series B1
    08/15/04(d)(e)         NRR     Aaa        500        556,456
----------------------------------------------------------------
  6.25%, Unlimited Tax
    Series A
    08/01/17                A-      A3      3,035      3,166,689
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1
    08/01/17                A-      A3         10         10,527
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B
    02/01/18(c)            AAA     Aaa        830        865,549
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B
    02/01/02(d)(e)         AAA     Aaa        170        178,791
----------------------------------------------------------------
New York (City of)
  Industrial Development
  Agency (The Lighthouse
  Inc. Project); Series
  1992 RB (LOC-Chase
  Manhattan Bank)
  6.50%, 07/01/02(d)(e)    NRR     NRR      1,500      1,585,515
----------------------------------------------------------------
New York (City of)
  Municipal Water Finance
  Authority; Water &
  Sewer Systems
  5.75%, Series 1997 B RB
    06/15/29                AA     Aa3      3,850      3,854,504
----------------------------------------------------------------
  5.00%, Series 1987 A RB
    06/15/17                AA     Aa3      1,350      1,270,674
----------------------------------------------------------------
  5.50%, Series 1996 A RB
    06/15/24(c)            AAA     Aaa      1,000        975,280
----------------------------------------------------------------
New York State Dorm
  Authority (City
  University System);
  Series 1990 C RB
  6.00%, 07/01/16           A     Baa1        365        365,675
----------------------------------------------------------------
New York (State of) Dorm
  Authority (State
  University Educational
  Facilities); Series A
  RB
  6.50%, 05/15/06           A       A3      1,000      1,081,730
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW YORK-(CONTINUED)

New York (State of)
  Environmental
  Facilities Corp.; Water
  Revenue Series 1991 E
  PCR
  6.88%, 06/15/01(d)(e)    AAA     Aaa     $2,300   $  2,395,036
----------------------------------------------------------------
  6.88%, 06/15/10          AAA     Aaa      1,100      1,139,798
----------------------------------------------------------------
New York (State of) Urban
  Development Corp.
  (Correctional Capital
  Facilities); Series
  1991-3 RB
  7.38%, 01/01/02(d)(e)    NRR     Aaa      7,850      8,316,682
----------------------------------------------------------------
North Babylon (City of)
  Union Free School
  District; Unlimited Tax
  Series 2000 A GO
  5.50%, 02/15/17(c)        --     Aaa      2,070      2,071,594
----------------------------------------------------------------
                                                      41,677,888
----------------------------------------------------------------

NORTH CAROLINA-1.58%

North Carolina Eastern
  Municipal Power Agency;
  Series A RB
  6.13%, 01/01/10(c)       AAA     Aaa      1,500      1,641,870
----------------------------------------------------------------
North Carolina Housing
  Finance Agency; Single
  Family-Series II RB
  6.20%, 03/01/16           AA     Aa2        570        588,725
----------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project);
  7.25%, Refunding RB
    01/01/07               BBB+   Baa1      2,890      3,166,486
----------------------------------------------------------------
  6.50%, Series 1990 RB
    01/01/10(d)            AAA     Aaa        260        286,720
----------------------------------------------------------------
                                                       5,683,801
----------------------------------------------------------------

NORTH DAKOTA-0.15%

North Dakota Housing
  Finance Agency; Home
  Mortgage Series B RB
  5.85%, 07/01/28(b)        --     Aa3        545        533,958
----------------------------------------------------------------
OHIO-2.65%
Cleveland (City of)
  Parking Facilities;
  Improvement Series RB
  8.00%, 09/15/02(d)(e)    NRR     NRR        500        542,960
----------------------------------------------------------------
Fairfield (City of)
  School District;
  Unlimited Tax Series
  1995 GO
  6.10%, 12/01/15(c)       AAA     Aaa      1,000      1,036,620
----------------------------------------------------------------
Findlay (City of);
  Limited Tax Series 1996
  GO
  5.88%, 07/01/17          AA-     Aa3      1,000      1,028,900
----------------------------------------------------------------
Lake Ohio School
  District; Unlimited Tax
  Series 2000 GO
  5.75%, 12/01/26(c)       AAA     Aaa      2,500      2,526,925
----------------------------------------------------------------
Mason (City of) Health
  Care Facilities (MCV
  Health Care
  Facilities); Series
  1990 RB
  7.63%, 02/01/01(d)(e)    AAA     NRR      2,090      2,173,224
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
OHIO-(CONTINUED)

Montgomery (County of)
  Ohio Hospital Authority
  (Grandview Hospital &
  Medical Center);
  Refunding Hospital
  Series RB
  5.50%, 12/01/09(d)(e)    NRR     NRR     $1,000   $  1,041,380
----------------------------------------------------------------
Ohio Department of
  Transportation
  (Panhandle Rail Line
  Project); Series 1992
  COP
  6.50%, 04/15/12(c)       AAA     Aaa      1,100      1,147,795
----------------------------------------------------------------
                                                       9,497,804
----------------------------------------------------------------

OKLAHOMA-2.77%

McAlester (City of)
  Public Works Authority;
  Refunding and
  Improvement Series 1995
  RB
  5.50%, 12/01/09(d)(e)    AAA     Aaa        975      1,029,015
----------------------------------------------------------------
Mustang Improvement
  Utility Authority;
  Series 1999 RB
  5.70%, 10/01/19(c)        --     Aaa      1,500      1,503,555
----------------------------------------------------------------
Oklahoma Development
  Finance Authority (St.
  John Health System);
  Refunding Series 1999
  RB
  5.75%, 02/15/18           AA     Aa3        675        674,244
----------------------------------------------------------------
  5.75%, 02/15/25           AA     Aa3      1,750      1,752,503
----------------------------------------------------------------
Sapula (City of)
  Municipal Authority;
  Capital Improvement
  Series RB
  5.00%, 07/01/21(c)       AAA     Aaa      1,000        920,790
----------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (St. Johns Medical
  Center Project);
  Hospital Series 1994 RB
  6.25%, 02/15/06(d)(e)    NRR     NRR      2,000      2,150,480
----------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (Tulsa Regional Medical
  Center); Hospital
  Series RB
  7.20%, 06/01/03(d)(e)    AAA     NRR        500        543,550
----------------------------------------------------------------
Tulsa Public Facilities
  Authority-Capital
  Improvements-Water
  System; Series 1988 B
  RB
  6.00%, 03/01/08           A+      --      1,305      1,361,702
----------------------------------------------------------------
                                                       9,935,839
----------------------------------------------------------------

OREGON-0.93%

Cow Creek Band Umpqua
  Tribe of Indians;
  Series B RB
  5.10%, 07/01/12(c)       AAA     Aaa      1,000        999,070
----------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A
  RB
  6.20%, 06/01/04(d)(e)    AAA     NRR      1,200      1,277,112
----------------------------------------------------------------
  6.25%, 06/01/04(d)(e)    AAA     NRR      1,000      1,065,990
----------------------------------------------------------------
                                                       3,342,172
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
PENNSYLVANIA-1.63%

Allegheny (County of)
  Port Authority; Special
  Revenue Transportation
  Series 1999 RB
  6.13% 03/01/29(c)        AAA     Aaa     $1,000   $  1,030,240
----------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Meadowood
  Corp. Project);
  Refunding First
  Mortgage Series A RB
  10.25%, 12/01/00(d)(e)   NRR     NRR        100        103,820
----------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Pennsburg
  Nursing &
  Rehabilitation Center);
  Series 1993 RB
  7.63%, 03/31/04(d)(e)    NRR     Aaa        100        112,101
----------------------------------------------------------------
Pennsylvania (State of);
  Unlimited Tax Third
  Series GO
  6.75%, 11/15/13(c)       AAA     Aaa      1,250      1,355,512
----------------------------------------------------------------
Pennsylvania Economic
  Development Finance
  Authority (Colver
  Project); Resource
  Recovery Series 1994 D
  RB
  7.05%, 12/01/10(b)       BBB-     --      2,900      2,976,125
----------------------------------------------------------------
Scranton-Lackawanna
  Health & Welfare
  Authority (Moses Taylor
  Hospital Project);
  Series 1991 B RB
  8.50%, 07/01/01(d)(e)    AAA     NRR        250        263,893
----------------------------------------------------------------
                                                       5,841,691
----------------------------------------------------------------

PUERTO RICO-0.39%

Puerto Rico (Commonwealth
  of) Electric Power
  Authority; Series 1991
  P RB
  7.00%, 07/01/01(d)(e)    AAA     Aaa      1,325      1,382,902
----------------------------------------------------------------

RHODE ISLAND-0.66%

Rhode Island Depositors
  Economic Protection
  Corp.; Special
  Obligation Series 1992
  A RB
  6.95%, 08/01/02(d)(e)    AAA     Aaa      1,250      1,331,912
----------------------------------------------------------------
Rhode Island Housing and
  Mortgage Finance Corp.;
  Homeownership
  Opportunity Series 15 B
  RB
  6.00%, 10/01/04          AA+     Aa2      1,000      1,041,640
----------------------------------------------------------------
                                                       2,373,552
----------------------------------------------------------------

SOUTH CAROLINA-0.58%

Piedmont Municipal Power
  Agency; Refunding
  Electric Series A RB
  5.75%, 01/01/24          BBB-   Baa3      1,150      1,054,654
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of)
  Jobs Economic
  Development Authority
  (Palmetto Health
  Alliance); Hospital
  Facilities Improvement
  Series 2000 A RB
  7.13%, 12/15/15          BBB    Baa1     $1,000   $  1,021,740
----------------------------------------------------------------
                                                       2,076,394
----------------------------------------------------------------

SOUTH DAKOTA-0.03%

South Dakota Health and
  Educational Facility
  Authority (Huron
  Regional Medical
  Center); Series 1994 RB
  7.25%, 04/01/20          BBB      --        100        101,698
----------------------------------------------------------------

TENNESSEE-1.77%

Franklin Industrial
  Development Board
  (Landings Apartment
  Project); Multifamily
  Housing Series A RB
  5.75%, 04/01/10(c)       AAA     Aaa        975        992,765
----------------------------------------------------------------
Montgomery (County of)
  Health, Educational and
  Housing Facilities
  Board (Clarksville
  Project); Refunding and
  Improvement Hospital
  Series RB
  5.38%, 01/01/28(c)        A       --      1,800      1,627,164
----------------------------------------------------------------
Robertson and Sumner
  (Counties of) White
  House Utilities
  District; Water and
  Sewer Series 2000 RB
  6.00%, 01/01/26           --     Aaa      1,000      1,023,750
----------------------------------------------------------------
Shelby (County of);
  Unlimited Tax School
  Series B GO
  6.00%, 03/01/02(d)(e)    NRR     NRR      1,000      1,031,880
----------------------------------------------------------------
Shelby County Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines); Health Care
  Facilities Series A RB
  6.25%, 11/15/16(f)        --      --      1,000        886,000
----------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Homeownership
  Progressive Series Q RB
  6.80%, 07/01/17           AA     Aa2        770        798,451
----------------------------------------------------------------
                                                       6,360,010
----------------------------------------------------------------

TEXAS-20.07%

Allen Independent School
  District; Unlimited Tax
  Refunding Series 2000
  GO
  5.95%, 02/15/25(c)       AAA     Aaa      1,600      1,624,368
----------------------------------------------------------------
Arlington Independent
  School District;
  Unlimited Tax Series GO
  5.75%, 02/15/05(d)(e)    NRR     Aaa        705        736,647
----------------------------------------------------------------
  5.75%, 02/15/21(d)        --     Aaa        295        295,808
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Austin (City of); Utility
  System Combined Fee
  Refunding Series 1991
  RB
  6.50%, 05/15/01(d)(e)    AAA     Aaa     $1,380   $  1,429,390
----------------------------------------------------------------
Austin Community College
  District; Combined Fee
  Revenue Building and
  Refunding Series 1995
  RB
  6.10%, 02/01/05(d)(e)    AAA     Aaa      1,115      1,180,361
----------------------------------------------------------------
Austin Hotel Occupancy
  Tax; Refunding Sub Lien
  1999 Series RB
  5.80%, 11/15/29(c)       AAA     Aaa      1,000      1,003,460
----------------------------------------------------------------
Bellville Independent
  School District;
  Unlimited Tax Series
  1995 GO
  6.13%, 02/01/06(d)(e)    NRR     Aaa        535        571,808
----------------------------------------------------------------
  6.13%, 02/01/20          NRR     Aaa        295        302,938
----------------------------------------------------------------
Bexar (County of) Housing
  Finance Corp. (Dymaxion
  & Marrach Park
  Apartments);
  Multifamily Housing
  Series 2000 A RB
  6.10%, 08/01/30(c)        --     Aaa      1,000      1,000,000
----------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan
  Services Corp.); Series
  A RB
  5.38%, 01/01/22(c)       AAA     Aaa      2,000      1,901,120
----------------------------------------------------------------
Brazos Higher Education
  Loan Authority Inc.;
  Refunding Series 1992
  C-1 RB
  6.30%, Series 1992 C-1
    11/01/01(b)             --      Aa        325        330,714
----------------------------------------------------------------
  6.45%, Series 1992 C-1
    11/01/02(b)             --      Aa      1,135      1,164,816
----------------------------------------------------------------
Carrollton (City of);
  Limited Tax Series 1996
  GO
  5.75%, 08/15/06(d)(e)    NRR     NRR      1,000      1,052,440
----------------------------------------------------------------
Comal (County of)
  Industrial Development
  Authority (The Coleman
  Co., Inc. Project);
  Industrial Development
  Series 1980 RB
  9.25%, 08/01/00(d)(e)    NRR     NRR        280        280,000
----------------------------------------------------------------
Comal (County of)
  Independent School
  District; Unlimited Tax
  Refunding Series 1999
  GO
  5.75%, 08/01/28(c)        --     Aaa      1,000        998,610
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Refunding and
  Improvement Series RB
  5.35%, 04/01/14           AA     Aa2      2,055      2,054,836
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Series A RB
  6.00%, 10/01/01(d)(e)    NRR     NRR      2,030      2,094,473
----------------------------------------------------------------
De Soto (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series GO
  5.13%, 08/15/17(c)       AAA      --      1,000        951,430
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Georgetown (City of);
  Utility System Series
  1995 A RB
  6.20%, 08/15/05(d)(e)    AAA     Aaa     $1,500   $  1,600,470
----------------------------------------------------------------
Grapevine (City of);
  Limited Tax Series 2000
  COP
  5.88%, 08/15/26(c)       AAA     Aaa      1,610      1,632,492
----------------------------------------------------------------
Harris County; Toll Road
  Unlimited Tax GO and
  Sub. Lien Refunding
  Series 1991
  6.75%, 08/01/14           AA     Aa1      3,850      4,013,510
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Saint Luke's
  Episcopal Hospital
  Project); Series 1991
  RB
  6.70%, 02/15/03(d)(e)    AAA     NRR      1,000      1,050,880
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Texas Childrens
  Hospital Project);
  Hospital Series 1999 A
  RB
  5.25%, 10/01/29           AA     Aa2      2,000      1,765,040
----------------------------------------------------------------
Harris County Mental
  Health and Mental
  Retardation Authority;
  Refunding Series 1992
  RB
  6.25%, 09/15/10(c)       AAA     Aaa      4,500      4,618,620
----------------------------------------------------------------
Houston (City of);
  Limited Tax Series 1992
  C GO
  6.25%, 03/01/02(d)(e)    NRR     NRR      1,470      1,509,822
----------------------------------------------------------------
Houston (City of); Water
  and Sewer System Series
  1997 C RB
  5.38%, 12/01/27(c)       AAA     Aaa      2,495      2,363,339
----------------------------------------------------------------
Hurst, Euless, Bedford,
  Texas Independent
  School District;
  6.50%, Refunding
    Unlimited Tax Series
    1994 GO
    08/15/04(d)(e)         AAA     Aaa        640        684,531
----------------------------------------------------------------
  6.50%, Unrefunded
    Unlimited Tax Series
    1994 GO 08/15/24(c)    AAA     Aaa        360        371,938
----------------------------------------------------------------
Katy (City of)
  Independent School
  District; Limited Tax
  Series 1999 GO
  6.13%, 02/15/32          AAA     Aaa      1,500      1,545,630
----------------------------------------------------------------
Keller (City of)
  Independent School
  District; Series 1994
  COP
  6.00%, 08/15/05(c)       AAA     Aaa      1,000      1,058,110
----------------------------------------------------------------
Little Elm (City of)
  Independent School
  District; Unlimited Tax
  Refunding Series
  6.00%, Series 1999 GO
    08/15/35               AAA      --      2,500      2,557,625
----------------------------------------------------------------
  6.13%, Series 2000 GO
    08/15/35               AAA      --      1,000      1,031,340
----------------------------------------------------------------
Lockhart (City of) Tax
  and Utility Systems;
  Unlimited Tax Series
  1996 GO
  5.85%, 08/01/11(c)       AAA     Aaa        605        631,989
----------------------------------------------------------------
  5.90%, Refunding
    08/01/06(d)(e)         AAA     Aaa      1,100      1,168,849
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Matagorda (County of)
  District No. 1 (Reliant
  Energy Project);
  Refunding 1999 RB
  5.95%, 05/01/30(b)       BBB    Baa1     $2,250   $  2,028,915
----------------------------------------------------------------
North Central Texas
  Health Facilities
  Development Corp. (CC
  Young Memorial
  Project); Hospital
  Series RB
  5.38%, 02/15/25(c)        A       --      1,000        931,140
----------------------------------------------------------------
Northside Independent
  School District;
  Unlimited Tax Series
  1999 A GO
  5.50%, 08/15/24          AAA     Aaa      1,000        973,980
----------------------------------------------------------------
North Texas Higher
  Education Authority
  Inc.; Student Loan RB
  6.10%, Series 1993 C
    04/01/08(b)             --      Aa      1,000      1,021,400
----------------------------------------------------------------
  6.30%, Series 1993 D
    04/01/09(b)             --       A        500        509,420
----------------------------------------------------------------
Plano (City of); Limited
  Tax Series 2000 GO
  5.88%, 09/01/19          AAA     Aaa        850        868,428
----------------------------------------------------------------
Plano (City of)
  Independent School
  District; Unlimited Tax
  Series 1991 B GO
  5.63%, 02/15/01(d)(e)    AAA     Aaa      2,500      2,516,850
----------------------------------------------------------------
Richardson (City of);
  Hotel Occupancy Limited
  Tax Series 2000 A COP
  5.75%, 12/15/21(c)       AAA     Aaa      2,000      2,008,680
----------------------------------------------------------------
San Antonio (City of)
  Independent School
  District; Unlimited Tax
  Series 1999 GO
  5.50%, 08/15/24          AAA     Aaa      3,500      3,408,930
----------------------------------------------------------------
Southwest Higher
  Education Authority
  Inc. (Southern
  Methodist University);
  Higher Education Series
  D RB
  5.00%, 10/01/22           A+      A1      1,750      1,555,155
----------------------------------------------------------------
Spring Branch Independent
  School District;
  Limited Tax Series 2000
  GO
  5.75%, 02/01/24(c)       AAA     Aaa      1,700      1,697,824
----------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health and
  Mental Retardation);
  Series 1996 RB
  6.20%, 09/01/16          BBB+     --        965        961,053
----------------------------------------------------------------
Texas (State of);
  Veteran's Land
  Unlimited Tax Series
  1994 GO
  6.40%, 12/01/24(b)        AA     Aa1      2,000      2,052,060
----------------------------------------------------------------
Texas (State of)
  Department of Housing
  and Community Affairs
  (Asmara Project);
  Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16           A       --        310        321,644
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Texas National Research
  Laboratory Community
  Financing Corp.
  (Superconducting Super
  Collider); Refunded
  Series 1991 RB
  7.10%, 12/01/01(d)(e)    AAA     Aaa     $  600   $    631,710
----------------------------------------------------------------
Tyler Health Facilities
  Development Corp.
  (Mother Frances
  Hospital); Hospital
  Series A RB
  5.63%, 07/01/13           --    Baa2      1,000        864,160
----------------------------------------------------------------
University of Texas;
  Series 1999 B RB
  5.70%, 08/15/20          AAA     Aa1      1,000      1,007,690
----------------------------------------------------------------
Victoria (County of)
  (Texas Hospital
  Citizens Medical
  Center); RB
  6.20%, 01/01/10(c)       AAA     Aaa      1,000      1,050,190
----------------------------------------------------------------
Weatherford (City of)
  Independent School
  District; Unlimited Tax
  Series 1994 GO
  6.40%, 02/15/05(d)(e)    NRR     Aaa        900        964,071
----------------------------------------------------------------
  6.40%, 02/15/12(c)        --     Aaa        100        106,280
----------------------------------------------------------------
                                                      72,056,984
----------------------------------------------------------------

UTAH-1.38%

Intermountain Power
  Agency (Utah Power
  Supply); Series 1986 B
  RB
  5.00%, 07/01/16           A+      A1      1,550      1,448,165
----------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); RB
  5.75%, 10/01/27          BBB      --      1,000        936,180
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency;
  Federally Insured Term
  Sub. Single Family
  Mortgage RB
  6.30%, Sub-Series 1994
    E-1, 07/01/06          AA-     Aa3        240        248,585
----------------------------------------------------------------
  7.15%, Sub-Series 1994
    G-1, 07/01/06          AA-     Aa3        135        142,376
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage RB
  6.05%, Series 1994 C
    07/01/06               AA-     Aa3        350        360,115
----------------------------------------------------------------
  6.45%, Series G2
    07/01/27(b)            AAA     Aaa        780        796,957
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage
  Sub-Series 2000 B-1 RB
  6.00%, 07/01/10(b)       AA-     Aa3      1,000      1,008,860
----------------------------------------------------------------
                                                       4,941,238
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
VERMONT-0.28%

Vermont (State of)
  Educational and Health
  Buildings Financing
  Agency (Fletcher Allen
  Health); Hospital
  Series 2000 A RB
  6.00%, 12/01/23(c)       AAA     Aaa     $1,000   $  1,020,510
----------------------------------------------------------------

VIRGIN ISLAND-0.93%

Virgin Islands Public
  Finance Authority;
  Matching Fund Loan
  Notes Series 1992 A RB
  7.25%, 10/01/02(d)(e)    AAA     NRR      1,000      1,079,500
----------------------------------------------------------------
Virgin Islands Territory
  (Hugo Insurance Claims
  Fund); Special Tax Bond
  Series 1991
  7.75%, 10/01/01(d)(e)    NRR     NRR      2,155      2,262,017
----------------------------------------------------------------
                                                       3,341,517
----------------------------------------------------------------

VIRGINIA-0.65%

Covington-Alleghany
  (County of) Industrial
  Development Authority
  (Beverly Enterprises);
  Refunding Series RB
  9.38%, 09/01/01(f)        --      --         30         30,449
----------------------------------------------------------------
Richmond (City of);
  Public Improvement
  Refunding Unlimited Tax
  Series B GO
  6.25%, 01/15/18           AA      A1      2,000      2,056,520
----------------------------------------------------------------
Virginia (State of)
  Housing Development
  Authority; Commonwealth
  Mortgage Series A RB
  7.10%, 01/01/17          AA+     Aa1        250        258,420
----------------------------------------------------------------
                                                       2,345,389
----------------------------------------------------------------

WASHINGTON-1.98%

Clark (County of) School
  District No. 117;
  Unlimited Tax Series
  1995 GO
  6.00%, 12/01/05(d)(e)    AAA     Aaa      1,000      1,058,640
----------------------------------------------------------------
King (County of);
  Unlimited Tax GO
  5.50%, 07/01/07(d)       AAA     Aaa        500        522,150
----------------------------------------------------------------
King (County of);
  Unlimited Tax Refunding
  GO
  6.50%, 12/01/11          AA+     Aaa        500        500,850
----------------------------------------------------------------
King (County of)
  Washington Sewer
  Authority; Series 1999
  RB
  5.50%, 01/01/22(c)       AAA     Aaa      1,000        977,810
----------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  No. 1; Electric Series
  B RB
  6.30%, 01/01/17           A-      A3      1,400      1,448,398
----------------------------------------------------------------
Washington State Public
  Power Supply System
  (Nuclear Project No.
  1); Refunding Series A
  RB
  5.75%, 07/01/12(c)       AAA     Aaa      2,000      2,061,340
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WASHINGTON-(CONTINUED)

West Richland (City of);
  Water & Sewer Refunding
  Series RB
  7.00%, 12/01/04(d)(e)    AAA     Aaa     $  500   $    546,770
----------------------------------------------------------------
                                                       7,115,958
----------------------------------------------------------------

WISCONSIN-1.14%

Wisconsin Health and
  Educational Facilities
  Authority (Sinai
  Samaritan Medical
  Center); Series 1996 F
  RB
  5.75%, 08/15/16(c)       AAA     Aaa      1,500      1,516,290
----------------------------------------------------------------
Wisconsin Health and
  Educational Facility
  Authority (Sisters of
  Sorrowful Mother);
  Series 1997 A RB
  5.90%, 08/15/24(c)       AAA     Aaa      2,500      2,499,925
----------------------------------------------------------------
Wisconsin Housing and
  Economic Development
  Authority; Home
  Ownership Series 1994 E
  RB
  7.35%, 01/01/17           AA     Aa2         75         78,136
----------------------------------------------------------------
                                                       4,094,351
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WYOMING-0.64%

Laramie (County of)
  (Memorial Hospital
  Project); Hospital
  Series RB
  6.70%, 05/01/12(c)       AAA     Aaa     $  250   $    263,860
----------------------------------------------------------------
Natrona (County of)
  Wyoming Medical Center;
  RB
  6.00%, 09/15/11(c)       AAA     Aaa      1,000      1,045,960
----------------------------------------------------------------
Sweetwater (County of)
  (Idaho Power Company
  Project); Refunding
  Series 1996 A PCR
  6.05%, 07/15/26           A       A3      1,000      1,003,710
----------------------------------------------------------------
                                                       2,313,530
----------------------------------------------------------------
TOTAL INVESTMENTS (Cost
  $348,120,898)-99.81%                               358,349,112
----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.19%                                      683,203
----------------------------------------------------------------
NET ASSETS-100.00%                                  $359,032,315
================================================================

Investment Abbreviations:

COP  - Certificates of Participation
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
LOC  - Letter of Credit
NRR  - Not Re-Rated
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sub.  - Subordinate
VRD  - Variable Rate Demand
GNMA - Government National Mortgage Association

Notes to Schedule of Investments:

(a)Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Independent Auditors' Report.
(b)Security subject to the alternative minimum tax.
(c)Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(d)Secured by an escrow fund of U.S. Treasury obligations.
(e)Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f)Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g)Demand security, payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 07/31/00.

See Notes to Financial Statements.
                                       FS-92

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ALABAMA-1.28%

Alabama (State of)
  Housing Finance
  Authority; Single
  Family Mortgage Series
  D-2 RB
  5.50%, 10/01/17(b)        --      Aaa    $  970   $    917,688
----------------------------------------------------------------
Alabama (State of) Public
  School & College
  Authority; Capital
  Improvement Series 1999
  C RB
  5.75%, 07/01/17           AA      Aa3     1,400      1,422,792
----------------------------------------------------------------
Courtland Industrial
  Development Board
  (Champion International
  Corp. Project);
  Refunding Environmental
  Improvement Series RB
  6.40%, 11/01/26(b)        --     Baa1     2,315      2,257,264
----------------------------------------------------------------
                                                       4,597,744
----------------------------------------------------------------

ALASKA-0.76%

Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)       AAA      Aaa     2,465      2,517,135
----------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Mortgage
  Program Series RB
  6.88%, 06/01/33          AAA      Aaa       205        209,699
----------------------------------------------------------------
                                                       2,726,834
----------------------------------------------------------------

ARIZONA-1.47%

Arizona (State of)
  Educational Loan
  Marketing Corp.; RB
  6.13%, 09/01/02(b)        --      Aa2     1,900      1,939,083
----------------------------------------------------------------
Pima (County of) Unified
  School District No. 10
  (Amphitheater); School
  Improvement Series 1992
  E GO
  6.50%, 07/01/05           A+       A2     3,100      3,321,278
----------------------------------------------------------------
                                                       5,260,361
----------------------------------------------------------------

ARKANSAS-0.56%

Little Rock (City of);
  Capital Improvement
  Series B GO
  5.75%, 02/01/06           AA      Aa3     2,000      2,001,240
----------------------------------------------------------------

CALIFORNIA-2.01%

Abag Financing Authority
  for Non-profit Corps.
  (Lytton Gardens Inc.);
  Series 1999 COP
  6.00%, 02/15/19          AA-       --     2,085      2,095,425
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
CALIFORNIA-(CONTINUED)

Abag Financing Authority
  for Non-Profit Corps.
  (Odd Fellows Home of
  California); Series
  1999 COP
  6.00%, 08/15/24          AA-       --    $1,000   $  1,006,890
----------------------------------------------------------------
Abag Financing Authority
  for Non-Profit Corps.
  (Lincoln Glen Manor
  Senior Citizens);
  Series 2000 COP
  6.10%, 02/15/25          AA-       --     1,000      1,017,370
----------------------------------------------------------------
California (State of)
  Educational Facilities
  Authority (Fresno
  Pacific University);
  Series 2000 A RB
  6.05%, 03/01/11           --     Baa3     1,350      1,406,929
----------------------------------------------------------------
Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Senior
  Lien Series A RB
  6.00%, 01/01/10(d)(e)    AAA      Aaa       400        442,656
----------------------------------------------------------------
Sacramento (City of)
  California City
  Financing Authority
  (Senior Convention
  Center Hotel); Series
  1999 A RB
  6.25%, 01/01/30(f)        --       --       750        697,770
----------------------------------------------------------------
Sacramento (City of)
  California Cogeneration
  Authority (Procter &
  Gamble Project); Series
  1995 RB
  7.00%, 07/01/04          BBB       --       500        537,225
----------------------------------------------------------------
                                                       7,204,265
----------------------------------------------------------------

COLORADO-1.31%

Adams (County of)
  Colorado School
  District No. 1;
  Unlimited Tax Series
  1992 A GO
  6.63%, 12/01/02(d)(e)    AAA      Aaa       500        526,890
----------------------------------------------------------------
Colorado Health
  Facilities Authority
  (National Jewish
  Medical and Research
  Project); Hospital
  Series RB
  5.38%, 01/01/29          BBB       --     1,000        764,030
----------------------------------------------------------------
Colorado (State of) E-470
  Public Highway
  Authority; Series 2000
  A RB
  5.75%, 09/01/35(c)       AAA      Aaa     1,000        982,140
----------------------------------------------------------------
Highlands Ranch Metro
  District No. 1;
  Unlimited Tax Refunding
  & Improvement Series A
  GO
  7.30%, 09/01/02(d)(e)    NRR      NRR       500        539,530
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
COLORADO-(CONTINUED)

Mesa County School
  District No. 51; 1989
  Series B COP
  6.88%, 12/01/05(c)       AAA      Aaa    $1,465   $  1,524,098
----------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Refunding Series GO
  7.95%, 12/01/02(d)(e)    NRR      NRR        50         54,075
----------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Unrefunded Balance
  Series GO
  7.95%, 12/01/03(f)        --       --       305        317,066
----------------------------------------------------------------
                                                       4,707,829
----------------------------------------------------------------

CONNECTICUT-2.71%

Bridgeport (City of);
  Unlimited Tax Refunding
  Series A GO
  6.00%, 09/01/06(c)       AAA      Aaa     1,000      1,059,380
----------------------------------------------------------------
Connecticut (State of)
  (Bradley International
  Airport); Special
  Obligation Parking
  Series 2000 A RB
  6.60%, 07/01/24(b)        A        --     1,000      1,010,710
----------------------------------------------------------------
Connecticut (State of);
  General Purpose Public
  Improvement Series
  1992-A GO
  6.50%, 03/15/02(d)(e)    NRR      NRR     5,500      5,766,860
----------------------------------------------------------------
Connecticut (State of)
  (JP Morgan Putters);
  VRD Series 110 1999
  4.54%, 12/15/08(g)        --   VMIG-1       545        545,000
----------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority; Sub-series
  1996 A-3 RB
  5.95%, 05/15/17           AA      Aa2       800        812,968
----------------------------------------------------------------
Connecticut (State of)
  (Transportation
  Infrastructure Purpose
  S-1); Special Tax
  Obligation VRD Series
  1990 RB
  4.75%, 12/01/10(g)       A-1+  VMIG-1         2          2,000
----------------------------------------------------------------
Connecticut (State of)
  Health Care Development
  Authority (Corporate
  Independent Living
  Project); VRD Series
  1990 (LOC-Chase
  Manhatten Bank)
  4.65%, 07/01/15(g)        --   VMIG-1       494        494,000
----------------------------------------------------------------
                                                       9,690,918
----------------------------------------------------------------

DELAWARE-0.08%

Delaware Economic
  Development Authority
  (Osteopathic Hospital
  Association); Series A
  RB
  6.75% 01/01/13(d)        NRR      Aaa       250        279,398
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
DISTRICT OF
  COLUMBIA-0.27%

District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.38%, 07/01/19(c)       AAA      Aaa    $1,000   $    959,230
----------------------------------------------------------------

FLORIDA-1.99%

Crossings at Fleming
  Island (Community
  Development District
  Special Assessment);
  Refunding Series 2000 B
  RB
  5.80%, 05/01/16(c)       AAA      Aaa     1,000      1,020,860
----------------------------------------------------------------
Dade (County of)
  (Courthouse Center
  Project); Special
  Obligation Series 1995
  RB
  5.90%, 04/01/05(d)(e)    NRR      NRR       500        531,000
----------------------------------------------------------------
Escambia (County of)
  (Champion International
  Corp. Project); PCR
  6.90%, 08/01/22(b)       BBB     Baa1     1,125      1,144,946
----------------------------------------------------------------
Escambia (County of)
  Health Facilities
  Authority (Health Care
  Facility Loan-Veterans
  Hospital Project);
  Hospital Series 2000 RB
  5.95%, 07/01/20(c)        --      Aaa     1,000      1,006,980
----------------------------------------------------------------
Miami (City of) Dade
  County Florida Aviation
  (Miami International
  Airport); Series 2000 B
  RB
  5.75%, 10/01/29(c)       AAA      Aaa     2,000      1,994,180
----------------------------------------------------------------
Miami (City of) Parking
  Facilities; Series 1992
  A RB
  6.70%, 10/01/01(d)(e)    NRR      NRR     1,120      1,169,291
----------------------------------------------------------------
Plantation (City of)
  Health Facilities
  Authority (Covenant
  Retirement Communities
  Inc.); Series 1992 RB
  7.75%, 12/01/02(d)(e)    NRR      NRR       250        272,008
----------------------------------------------------------------
                                                       7,139,265
----------------------------------------------------------------

GEORGIA-0.48%

Georgia (State of)
  Housing and Finance
  Authority (Home
  Ownership Opportunity
  Program); Series C RB
  6.50%, 12/01/11          AA+      Aa2       650        674,043
----------------------------------------------------------------
Savannah (City of)
  Economic Development
  Authority (Hershey
  Foods Corp. Project);
  Refunding IDR
  6.60%, 06/01/12           A+       --     1,000      1,042,570
----------------------------------------------------------------
                                                       1,716,613
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
IDAHO-0.26%

Idaho Health Facilities
  Authority (Elks
  Rehabilitation Hospital
  Project); Hospital
  Series RB
  5.30%, 07/15/18          BBB       --    $1,150   $    918,493
----------------------------------------------------------------

ILLINOIS-9.25%

Berwyn (City of) (Macneal
  Memorial Hospital
  Association Project);
  Hospital Series 1991 RB
  7.00%, 08/01/01(d)(e)    AAA      Aaa     3,250      3,386,890
----------------------------------------------------------------
Chicago (City of) Public
  Building Committee
  (Chicago School
  Reform); Refunding
  Series 1999 RB
  5.25%, 12/01/15(c)       AAA      Aaa     1,500      1,476,585
----------------------------------------------------------------
Cook (County of);
  Unlimited Tax Series
  1992 B GO
  5.75%, 11/15/02(d)(e)    AAA      Aaa     2,000      2,085,280
----------------------------------------------------------------
Freeport (City of) (Sewer
  System Improvements);
  Unlimited Tax Series
  2000 GO
  6.00%, 12/01/29(c)       AAA      Aaa     1,000      1,004,030
----------------------------------------------------------------
Illinois (State of);
  Sales Tax Series 1991 O
  RB
  6.50%, 06/15/01(d)(e)    AAA      NRR     1,500      1,557,765
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (CPC
  International Project);
  Refunding PCR
  6.75%, 05/01/16           --       A2     2,500      2,578,325
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Adventist
  Health Systems
  Project); Hospital
  Series 1997 A RB
  6.00%, 11/15/11          AAA      Aaa     2,500      2,654,300
----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Midwestern
  University); Series B
  RB
  5.50%, 05/15/18           A        --     1,000        939,510
----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Northwestern
  University); Adjustable
  Medium Term Series RB
  5.25%, 11/01/14(e)       AA+      Aa1     1,000        983,140
----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Shedd
  Aquarium Society); RB
  5.60%, 07/01/27(c)       AAA      Aaa     3,500      3,318,420
----------------------------------------------------------------
Illinois Health
  Facilities Authority;
  Revolving Fund Pooled
  VRD Series 1985 D RB
  (LOC-Bank One Illinois
  N.A.)
  4.70%, 08/01/15(g)        A1   VMIG-1       300        300,000
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ILLINOIS-(CONTINUED)

Illinois Health
  Facilities Authority
  (Blessing Hospital);
  Hospital Series 1999 A
  6.00%, 11/15/19(b)       AAA      Aaa    $1,000   $  1,007,740
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Evangelical Hospital
  Corp.); RB
  6.25%, Refunding Series
    1992 A 04/15/22(d)(e)  NRR      Aaa     1,000      1,066,710
----------------------------------------------------------------
  6.25%, Series 1992 C
    04/15/22(d)(e)         NRR      NRR     1,150      1,219,299
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Franciscan Sisters
  Health Care); Series
  1992 RB
  6.40%, 09/01/04(d)       AAA      Aaa     2,000      2,122,120
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Memorial Hospital);
  Hospital Series 1992 RB
  7.25%, 05/01/02(d)(e)    NRR      NRR       200        212,524
----------------------------------------------------------------
Illinois State University
  (Auxiliary Facilities
  System);
  5.75%, Series 1993 RB
    04/01/14(c)            AAA      Aaa     1,000      1,009,790
----------------------------------------------------------------
  5.75%, Series 1991 RB
    04/01/22               AA-      Aa3     4,750      4,685,733
----------------------------------------------------------------
Peoria and Pekin and
  Waukegan (Cities of);
  GNMA Collateralized
  Mortgage Series 1990 RB
  7.88%, 08/01/22(b)        AA       --        70         72,134
----------------------------------------------------------------
Tazewell County Community
  High School District
  No. 303 (Pekin);
  Unlimited Tax Series
  1996 GO
  5.63%, 01/01/14(c)       AAA      Aaa     1,435      1,454,803
----------------------------------------------------------------
                                                      33,135,098
----------------------------------------------------------------

INDIANA-1.21%

Carmel Retirement Rental
  Housing (Beverly
  Enterprises Project);
  Refunding Series RB
  8.75%, 12/01/08(f)        --       --        90         95,288
----------------------------------------------------------------
East Allen (City of)
  Multi-School Building
  Corp.; First Mortgage
  Series 2000 RB
  5.75%, 01/15/15(c)       AAA      Aaa       735        748,472
----------------------------------------------------------------
Indiana (State of)
  (Special Program);
  Series 2000 A RB
  5.90%, 02/01/14(c)       AAA      Aaa     1,000      1,032,990
----------------------------------------------------------------
Indiana (State of)
  Housing Finance
  Authority; Series B-1
  RB
  6.15%, 07/01/17           --      Aaa       150        152,721
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
INDIANA-(CONTINUED)

Indianapolis (City of)
  (Lake Nora and Fox Club
  Project); Series 1999 A
  Multi-Family RB
  5.90%, 10/01/19(c)        --      Aaa    $1,795   $  1,780,550
----------------------------------------------------------------
Indiana Transportation
  Finance Authority
  (Airport Lease
  Facility); Series 1992
  A RB
  6.25%, 11/01/02(d)(e)    NRR      Aaa       395        415,544
----------------------------------------------------------------
  6.25%, 11/01/16           AA       A1       105        107,617
----------------------------------------------------------------
                                                       4,333,182
----------------------------------------------------------------

IOWA-0.30%

Iowa Finance Authority
  (Trinity Regional
  Hospital Project);
  Hospital Facilities
  Series 1997 RB
  6.00%, 07/01/12(c)       AAA      Aaa     1,000      1,056,960
----------------------------------------------------------------

KANSAS-0.44%

Hutchinson Health Care
  Facilities (Wesley
  Towers); Refunding &
  Improvement Series 1999
  A RB
  6.25%, 11/15/19(f)        --       --     1,500      1,311,525
----------------------------------------------------------------
Newton (City of) (Newton
  Healthcare Corp.);
  Hospital Series A RB
  7.38%, 11/15/04(d)(e)    NRR      NRR       250        278,987
----------------------------------------------------------------
                                                       1,590,512
----------------------------------------------------------------

KENTUCKY-1.73%

Jefferson (County of)
  (Beverly Enterprises
  Project); Refunding
  Health Facilities
  Series RB
  5.88%, 05/01/08(f)        --       --       595        555,760
----------------------------------------------------------------
Kenton (County of)
  Kentucky Airport Board
  (Delta Airlines
  Project); Special
  Facilities Series 1992
  A RB
  7.13%, 02/01/21(b)       BBB-    Baa3     2,500      2,533,850
----------------------------------------------------------------
Mount Sterling (City of);
  Lease Funding Series
  1993 A RB
  6.15%, 03/01/13           --       Aa     3,000      3,113,700
----------------------------------------------------------------
                                                       6,203,310
----------------------------------------------------------------

LOUISIANA-3.57%

Louisiana (State of)
  Local Government
  Environmental
  Facilities and
  Community Development
  Authority (Capital
  Projects and Equipment
  Acquisition); Series
  2000 A RB
  6.30%, 07/01/30(c)       AAA       --     2,000      2,108,940
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
LOUISIANA-(CONTINUED)

Louisiana Public
  Facilities Authority
  (Medical Center at New
  Orleans Project); RB
  6.13%, 10/15/07(c)       AAA       --    $2,775   $  2,834,579
----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Our Lady of Lake
  Regional Hospital);
  Hospital Refunding
  Series C RB
  6.00%, 12/01/01(d)(e)    AAA      Aaa     1,000      1,037,800
----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Tulane University of
  Louisiana); RB
  6.00%, 10/01/16(c)       AAA      Aaa     2,500      2,569,975
----------------------------------------------------------------
New Orleans Levee
  District; Trust
  Receipts Series 1995 A
  RB
  5.95%, 11/01/07(c)       AAA      Aaa     1,000      1,048,190
----------------------------------------------------------------
Ouachita Parish Hospital
  Service District No. 1
  (Glenwood Regional
  Medical Center);
  Refunding Series 1996
  RB
  5.70%, 05/15/16(c)       AAA      Aaa     1,000      1,000,670
----------------------------------------------------------------
St. John Baptist Parish
  (Sales Tax District);
  Public Improvement
  Series 1987 RB
  7.60%, 01/01/08(d)       NRR      NRR       500        575,970
----------------------------------------------------------------
  7.60%, 01/01/09(d)       NRR      NRR       500        584,855
----------------------------------------------------------------
West Feliciana Parish
  (Gulf States
  Utilities); Series A
  PCR
  7.50%, 05/01/15          BB+       --     1,000      1,034,110
----------------------------------------------------------------
                                                      12,795,089
----------------------------------------------------------------

MAINE-0.64%

Maine (State of)
  Education Loan
  Authority; Education
  Loan Series A-2 RB
  6.95%, 12/01/07(b)        --       A2       770        791,491
----------------------------------------------------------------
Maine (State of) Housing
  Authority; Series 1999
  E-1 RB
  5.85%, 11/15/20           AA      Aa2     1,500      1,502,010
----------------------------------------------------------------
                                                       2,293,501
----------------------------------------------------------------

MASSACHUSETTS-3.65%

Massachusetts (State of)
  (Consumer Loans);
  Unlimited Tax Series
  1991 C GO
  7.00%, 08/01/01(d)(e)    NRR      NRR     2,450      2,563,019
----------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Lowell General
  Hospital); Series 1991
  A RB
  8.40%, 06/01/01(d)(e)    NRR      NRR     3,550      3,741,381
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Winchester Hospital);
  Series D RB
  5.80%, 07/01/09(c)       AAA       --    $1,500   $  1,555,140
----------------------------------------------------------------
Massachusetts (State of)
  Industrial Finance
  Agency (Beverly
  Enterprises); Refunding
  Series RB
  8.00%, 05/01/02(f)        --       --       125        126,119
----------------------------------------------------------------
Massachusetts (State of)
  Housing Finance Agency;
  Single Family Housing
  Series 1994 RB
  6.60%, 12/01/26(b)        A+      Aa3     1,890      1,933,300
----------------------------------------------------------------
Massachusetts (State of)
  Municipal Wholesale
  Electric Cooperative
  Power Supply; System
  Series 1992 A RB
  6.75%, 07/01/08(c)       AAA      Aaa     3,000      3,170,610
----------------------------------------------------------------
                                                      13,089,569
----------------------------------------------------------------

MICHIGAN-4.10%

Detroit (City of) School
  District; Unlimited Tax
  Series 1992 GO
  6.00%, 05/01/01(d)(e)    NRR      NRR     1,000      1,031,720
----------------------------------------------------------------
  6.15%, 05/01/01(d)(e)    NRR      NRR     1,300      1,342,783
----------------------------------------------------------------
Flint (City of) Hospital
  Building Authority;
  Hospital Series B RB
  5.38%, 07/01/18(c)        A        --     1,000        916,970
----------------------------------------------------------------
Garden City Hospital
  Finance Authority
  (Garden City Hospital);
  Hospital Refunding
  Series A RB
  5.63%, 09/01/10           --      Ba3     1,000        852,230
----------------------------------------------------------------
Lake Orion Community
  School District;
  Unlimited Tax Refunding
  Series 1994 GO
  7.00%, 05/01/05(d)(e)    AAA      Aaa     2,500      2,753,800
----------------------------------------------------------------
Lakeview Community School
  District; Refunding
  Unlimited Tax Series
  1996 GO
  5.75%, 05/01/07(d)(e)    AAA      Aaa     1,000      1,048,100
----------------------------------------------------------------
Lincoln Park (City of)
  School District;
  Unlimited Tax Series
  1996 GO
  6.00%, 05/01/06(d)(e)    AAA      Aaa     1,210      1,288,251
----------------------------------------------------------------
Michigan (State of)
  Housing Development
  Authority; Refunding
  Rental Housing Series A
  RB
  6.60%, 04/01/12          AA-       --       945        983,839
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MICHIGAN-(CONTINUED)

Ypsilanti (City of)
  School District;
  Refunding Unlimited Tax
  Series 1996 GO
  5.75%, 05/01/07(d)(e)    AAA      Aaa    $4,275   $  4,480,627
----------------------------------------------------------------
                                                      14,698,320
----------------------------------------------------------------

MINNESOTA-0.28%

Minneapolis (City of)
  (Parking Ramp Project);
  Unlimited Tax Series
  2000 A GO
  5.90%, 12/01/20          AAA      Aaa     1,000      1,017,040
----------------------------------------------------------------

MISSISSIPPI-2.57%

Mississippi (State of)
  Development Board
  (Panola County
  Hospital); Special
  Obligation Series RB
  5.00%, 07/01/28           A        --     5,000      4,046,150
----------------------------------------------------------------
Mississippi Higher
  Education Assistance
  Corp.; Student Loan
  Sub-Series 1994 C RB
  7.50%, 09/01/09(b)(f)     --       --     5,000      5,162,350
----------------------------------------------------------------
                                                       9,208,500
----------------------------------------------------------------

MISSOURI-0.87%

Kansas City Industrial
  Development Authority
  (General Motors Corp.
  Project); PCR
  6.05%, 04/01/06           A        A3     1,435      1,444,399
----------------------------------------------------------------
Kansas City Municipal
  Assistance Corp.
  (Truman Medical Center
  Charitable Foundation);
  Leasehold Improvement
  Series 1991 A RB
  7.00%, 11/01/01(d)(e)    NRR      NRR       605        623,483
----------------------------------------------------------------
Missouri (State of)
  Environmental
  Improvement and Energy
  Resources Authority;
  Series 1995 C PCR
  5.85%, 01/01/10           --      Aaa     1,000      1,043,010
----------------------------------------------------------------
                                                       3,110,892
----------------------------------------------------------------

NEVADA-1.62%

Boulder (City of)
  (Boulder City Hospital
  Inc. Project); Hospital
  Refunding Series RB
  5.85%, 01/01/22(f)        --       --       500        412,125
----------------------------------------------------------------
Humboldt (County of)
  (Sierra Pacific
  Project); Refunding
  Series 1987 PCR
  6.55%, 10/01/13(c)       AAA      Aaa     3,000      3,137,700
----------------------------------------------------------------
Las Vegas (City of);
  Refunding 1992 Limited
  Tax GO
  6.50%, 04/01/02(d)(e)    AAA      Aaa     1,000      1,048,370
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEVADA-(CONTINUED)

Reno Redevelopment
  Agency; Refunding
  Sub-Series A Tax
  Allocation Notes
  6.00%, 06/01/10           --     Baa3    $1,185   $  1,201,258
----------------------------------------------------------------
                                                       5,799,453
----------------------------------------------------------------

NEW HAMPSHIRE-0.41%

Hudson (City of);
  Unlimited Tax Series GO
  5.25%, 03/15/28           --      Aa3     1,610      1,480,234
----------------------------------------------------------------

NEW JERSEY-3.01%

Hudson (County of)
  Correctional Facility;
  Refunding Series 1992
  COP
  6.60%, 12/01/21(c)       AAA      Aaa     1,250      1,287,462
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Atlantic City Sewer
  Co.); Sewer Facility
  Series 1991 RB
  7.25%, 12/01/11(b)(f)     --       --     1,630      1,683,969
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Continental Airlines
  Inc. Project);
  Specialty Facilities
  Series 1999 RB
  6.40%, 09/15/23(b)        BB      Ba2     5,250      4,856,565
----------------------------------------------------------------
  6.25%, 09/15/29(b)        BB      Ba2     1,000        891,300
----------------------------------------------------------------
New Jersey City Economic
  Development Authority
  (Franciscan Oaks
  Project); First
  Mortgage Series RB
  5.70%, 10/01/17(f)        --       --       500        420,860
----------------------------------------------------------------
New Jersey Health Care
  Facility Financing
  Authority; Unrefunded
  Balance Series 1987 C
  RB
  8.60%, 07/01/17(c)       AAA      Aaa       185        186,480
----------------------------------------------------------------
New Jersey (State of)
  Turnpike Authority;
  Series 2000 A RB
  5.50%, 01/01/25(c)       AAA      Aaa     1,000        975,050
----------------------------------------------------------------
  5.50%, 01/01/30(c)       AAA      Aaa       500        485,795
----------------------------------------------------------------
                                                      10,787,481
----------------------------------------------------------------

NEW MEXICO-1.62%

Albuquerque (City of) New
  Mexico Educational
  Facilities Authority
  (Albuquerque Academy
  Project); Education
  Series 1995 RB
  5.75%, 10/15/03(d)(e)    NRR      NRR       915        941,535
----------------------------------------------------------------
Las Cruces South Central
  Solid Waste Authority;
  Environmental Services
  RB
  5.65%, 06/01/09           --       A3       575        582,814
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW MEXICO-(CONTINUED)

Los Alamos (County of);
  Utility Series A RB
  6.00%, 07/01/15(c)       AAA      Aaa    $2,000   $  2,058,600
----------------------------------------------------------------
Santa Fe (City of);
  Series 1994 A RB
  6.25%, 06/01/04(d)(e)    AAA      Aaa     2,100      2,210,145
----------------------------------------------------------------
                                                       5,793,094
----------------------------------------------------------------

NEW YORK-11.03%

Metropolitan
  Transportation
  Authority; Dedicated
  Tax Fund Series 2000 A
  RB
  5.88%, 04/01/25(c)       AAA      Aaa     1,500      1,510,335
----------------------------------------------------------------
New York (City of); GO
  8.25%, Unlimited Tax
    Series 1991 F
    11/15/01(d)(e)         NRR      Aaa     2,000      2,126,360
----------------------------------------------------------------
  7.65%, Unlimited Tax
    Series 1992 F GO
    02/01/02(d)(e)         NRR      Aaa     4,775      5,064,795
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR      NRR       350        367,559
----------------------------------------------------------------
  7.20%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR      NRR       390        410,736
----------------------------------------------------------------
    02/01/15                A-       A3       110        115,130
----------------------------------------------------------------
  7.70%, Unlimited Tax
    Series D GO
    02/01/02(d)(e)         NRR      Aaa     1,970      2,091,037
----------------------------------------------------------------
    02/01/09                A-       A3        30         31,684
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/02(d)(e)     NRR      Aaa     1,990      2,113,181
----------------------------------------------------------------
  7.38%, Unlimited Tax
    Series B1
    08/15/04(d)(e)         NRR      Aaa       500        554,330
----------------------------------------------------------------
  6.25%, Unlimited Tax
    Series A 08/01/17       A-       A3     3,035      3,147,568
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/17            A-       A3        10         10,519
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B 02/01/18(c)   AAA      Aaa       830        865,341
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B
    02/01/02(d)(e)         AAA      Aaa       170        178,662
----------------------------------------------------------------
New York (City of)
  Industrial Development
  Agency (The Lighthouse
  Inc. Project); Series
  1992 RB (LOC-Chase
  Manhattan Bank)
  6.50%, 07/01/02(d)(e)    NRR      NRR     1,500      1,582,965
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW YORK-(CONTINUED)

New York (City of)
  Municipal Water Finance
  Authority; Water &
  Sewer Systems
  5.75%, Series 1997 B RB
    06/15/29                AA      Aa3    $3,850   $  3,822,973
----------------------------------------------------------------
  5.00%, Series 1987 A RB
    06/15/17                AA      Aa3     1,350      1,259,253
----------------------------------------------------------------
  5.50%, Series 1996 A RB
    06/15/24(c)            AAA      Aaa     1,000        962,640
----------------------------------------------------------------
New York State Dorm
  Authority (City
  University System);
  Series 1990 C RB
  6.00%, 07/01/16           A      Baa1       365        365,650
----------------------------------------------------------------
New York (State of) Dorm
  Authority (State
  University Educational
  Facilities); Series A
  RB
  6.50%, 05/15/06           A        A3     1,000      1,071,620
----------------------------------------------------------------
New York (State of)
  Environmental
  Facilities Corp.; Water
  Revenue Series 1991 E
  PCR
  6.88%, 06/15/01(d)(e)    AAA      Aaa     2,300      2,398,624
----------------------------------------------------------------
  6.88%, 06/15/10          AAA      Aaa     1,100      1,139,908
----------------------------------------------------------------
New York (State of) Urban
  Development Corp.
  (Correctional Capital
  Facilities); Series
  1991-3 RB
  7.38%, 01/01/02(d)(e)    NRR      Aaa     7,850      8,314,328
----------------------------------------------------------------
                                                      39,505,198
----------------------------------------------------------------

NORTH CAROLINA-1.57%

North Carolina Eastern
  Municipal Power Agency;
  Series A RB
  6.13%, 01/01/10(c)       AAA      Aaa     1,500      1,626,225
----------------------------------------------------------------
North Carolina Housing
  Finance Agency; Single
  Family- Series II RB
  6.20%, 03/01/16           AA      Aa2       570        583,879
----------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project);
  7.25%, Refunding RB
    01/01/07               BBB+    Baa1     2,890      3,141,430
----------------------------------------------------------------
  6.50%, Series 1990 RB
    01/01/10(d)            AAA      Aaa       260        283,834
----------------------------------------------------------------
                                                       5,635,368
----------------------------------------------------------------

NORTH DAKOTA-0.15%

North Dakota Housing
  Finance Agency; Home
  Mortgage Series B RB
  5.85%, 07/01/28(b)        --      Aa3       545        525,396
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
OHIO-2.64%

Cleveland (City of)
  Parking Facilities;
  Improvement Series RB
  8.00%, 09/15/02(d)(e)    NRR      NRR    $  500   $    542,085
----------------------------------------------------------------
Fairfield (City of)
  School District;
  Unlimited Tax Series
  1995 GO
  6.10%, 12/01/15(c)       AAA      Aaa     1,000      1,031,890
----------------------------------------------------------------
Findlay (City of);
  Limited Tax Series 1996
  GO
  5.88%, 07/01/17          AA-      Aa3     1,000      1,023,320
----------------------------------------------------------------
Lake Ohio School
  District; Unlimited Tax
  Series 2000 GO
  5.75%, 12/01/26(c)       AAA      Aaa     2,500      2,501,775
----------------------------------------------------------------
Mason (City of) Health
  Care Facilities (MCV
  Health Care
  Facilities); Series
  1990 RB
  7.63%, 02/01/01(d)(e)    AAA      NRR     2,090      2,174,499
----------------------------------------------------------------
Montgomery (County of)
  Ohio Hospital Authority
  (Grandview Hospital &
  Medical Center);
  Refunding Hospital
  Series RB
  5.50%, 12/01/09(d)(e)    NRR      NRR     1,000      1,028,780
----------------------------------------------------------------
Ohio Department of
  Transportation
  (Panhandle Rail Line
  Project); Series 1992
  COP
  6.50%, 04/15/12(c)       AAA      Aaa     1,100      1,146,398
----------------------------------------------------------------
                                                       9,448,747
----------------------------------------------------------------

OKLAHOMA-2.74%

McAlester (City of)
  Public Works Authority;
  Refunding and
  Improvement Series 1995
  RB
  5.50%, 12/01/09(d)(e)    AAA      Aaa       975      1,016,545
----------------------------------------------------------------
Mustang Improvement
  Utility Authority;
  Series 1999 RB
  5.70%, 10/01/19(c)        --      Aaa     1,500      1,482,600
----------------------------------------------------------------
Oklahoma Development
  Finance Authority (St.
  John Health System);
  Refunding Series 1999
  RB
  5.75%, 02/15/18           AA      Aa3       675        663,957
----------------------------------------------------------------
  5.75%, 02/15/25           AA      Aa3     1,750      1,722,718
----------------------------------------------------------------
Sapula (City of)
  Municipal Authority;
  Capital Improvement
  Series RB
  5.00%, 07/01/21(c)       AAA      Aaa     1,000        898,180
----------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (St. Johns Medical
  Center Project);
  Hospital Series 1994 RB
  6.25%, 02/15/06(d)(e)    NRR      NRR     2,000      2,134,920
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
OKLAHOMA-(CONTINUED)

Tulsa (City of)
  Industrial Authority
  (Tulsa Regional Medical
  Center); Hospital
  Series RB
  7.20%, 06/01/03(d)(e)    AAA      NRR    $  500   $    541,830
----------------------------------------------------------------
Tulsa Public Facilities
  Authority-Capital
  Improvements-Water
  System; Series 1988 B
  RB
  6.00%, 03/01/08           A+       --     1,305      1,352,450
----------------------------------------------------------------
                                                       9,813,200
----------------------------------------------------------------

OREGON-1.22%

Cow Creek Band Umpqua
  Tribe of Indians;
  Series B RB
  5.10%, 07/01/12(c)       AAA      Aaa     1,000        987,650
----------------------------------------------------------------
Marion (County of) (Ogden
  Martin Systems);
  Refunding Solid Waste &
  Electric Series RB
  5.50%, 10/01/06(c)       AAA      Aaa     1,000      1,034,540
----------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A
  RB
  6.20%, 06/01/04(d)(e)    AAA      NRR     1,200      1,270,812
----------------------------------------------------------------
  6.25%, 06/01/04(d)(e)    AAA      NRR     1,000      1,060,770
----------------------------------------------------------------
                                                       4,353,772
----------------------------------------------------------------

PENNSYLVANIA-1.62%

Allegheny (County of)
  Port Authority; Special
  Revenue Transportation
  Series 1999 RB
  6.13% 03/01/29(c)        AAA      Aaa     1,000      1,020,710
----------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Meadowood
  Corp. Project);
  Refunding First
  Mortgage Series A RB
  10.25%, 12/01/00(d)(e)   NRR      NRR       100        104,201
----------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Pennsburg
  Nursing &
  Rehabilitation Center);
  Series 1993 RB
  7.63%, 03/31/04(d)(e)    NRR      Aaa       100        111,651
----------------------------------------------------------------
Pennsylvania (State of);
  Unlimited Tax Third
  Series GO
  6.75%, 11/15/13(c)       AAA      Aaa     1,250      1,351,775
----------------------------------------------------------------
Pennsylvania Economic
  Development Finance
  Authority (Colver
  Project); Resource
  Recovery Series 1994 D
  RB
  7.05%, 12/01/10(b)       BBB-      --     2,900      2,965,250
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
PENNSYLVANIA-(CONTINUED)

Scranton-Lackawanna
  Health & Welfare
  Authority (Moses Taylor
  Hospital Project);
  Series 1991 B RB
  8.50%, 07/01/01(d)(e)    AAA      NRR    $  250   $    264,498
----------------------------------------------------------------
                                                       5,818,085
----------------------------------------------------------------

PUERTO RICO-0.39%

Puerto Rico (Commonwealth
  of) Electric Power
  Authority; Series 1991
  P RB
  7.00%, 07/01/01(d)(e)    AAA      Aaa     1,325      1,384,585
----------------------------------------------------------------

RHODE ISLAND-0.66%

Rhode Island Depositors
  Economic Protection
  Corp.; Special
  Obligation Series 1992
  A RB
  6.95%, 08/01/02(d)(e)    AAA      Aaa     1,250      1,328,013
----------------------------------------------------------------
Rhode Island Housing and
  Mortgage Finance Corp.;
  Homeownership
  Opportunity Series 15 B
  RB
  6.00%, 10/01/04          AA+      Aa2     1,000      1,038,050
----------------------------------------------------------------
                                                       2,366,063
----------------------------------------------------------------

SOUTH CAROLINA-0.57%

Piedmont Municipal Power
  Agency; Refunding
  Electric Series A RB
  5.75%, 01/01/24          BBB-    Baa3     1,150      1,031,596
----------------------------------------------------------------
South Carolina (State of)
  Jobs Economic
  Development Authority
  (Palmetto Health
  Alliance); Hospital
  Facilities Improvement
  Series 2000 A RB
  7.13%, 12/15/15          BBB     Baa1     1,000      1,016,020
----------------------------------------------------------------
                                                       2,047,616
----------------------------------------------------------------

SOUTH DAKOTA-0.03%

South Dakota Health and
  Educational Facility
  Authority (Huron
  Regional Medical
  Center); Series 1994 RB
  7.25%, 04/01/20          BBB       --       100        101,431
----------------------------------------------------------------

TENNESSEE-1.76%

Franklin Industrial
  Development Board
  (Landings Apartment
  Project); Multifamily
  Housing Series A RB
  5.75%, 04/01/10(c)       AAA      Aaa       975        985,150
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TENNESSEE-(CONTINUED)

Montgomery (County of)
  Health, Educational and
  Housing Facilities
  Board (Clarksville
  Project); Refunding and
  Improvement Hospital
  Series RB
  5.38%, 01/01/28(c)        A        --    $1,800   $  1,584,954
----------------------------------------------------------------
Robertson and Sumner
  (Counties of) White
  House Utilities
  District; Water and
  Sewer Series 2000 RB
  6.00%, 01/01/26           --      Aaa     1,000      1,014,420
----------------------------------------------------------------
Shelby (County of);
  Unlimited Tax School
  Series B GO
  6.00%, 03/01/02(d)(e)    NRR      NRR     1,000      1,029,950
----------------------------------------------------------------
Shelby County Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines); Health Care
  Facilities Series A RB
  6.25%, 11/15/16(f)        --       --     1,000        880,150
----------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Homeownership
  Progressive Series Q RB
  6.80%, 07/01/17           AA      Aa2       770        794,840
----------------------------------------------------------------
                                                       6,289,464
----------------------------------------------------------------

TEXAS-19.67%

Allen Independent School
  District; Unlimited Tax
  Refunding Series 2000
  GO
  5.95%, 02/15/25(c)       AAA      Aaa     1,600      1,606,848
----------------------------------------------------------------
Arlington Independent
  School District;
  Unlimited Tax Series GO
  5.75%, 02/15/05(d)(e)    NRR      Aaa       705        732,354
----------------------------------------------------------------
  5.75%, 02/15/21(d)        --      Aaa       295        292,870
----------------------------------------------------------------
Austin (City of); Utility
  System Combined Fee
  Refunding Series 1991
  RB
  6.50%, 05/15/01(d)(e)    AAA      Aaa     1,380      1,430,881
----------------------------------------------------------------
Austin Community College
  District; Combined Fee
  Revenue Building and
  Refunding Series 1995
  RB
  6.10%, 02/01/05(d)(e)    AAA      Aaa     1,115      1,173,794
----------------------------------------------------------------
Austin Hotel Occupancy
  Tax (Convention
  Center); Series 1999 A
  RB
  5.50%, 11/15/29(c)       AAA      Aaa     1,425      1,347,694
----------------------------------------------------------------
Austin Hotel Occupancy
  Tax; Refunding Sub Lien
  1999 Series RB
  5.80%, 11/15/29(c)       AAA      Aaa     1,000        988,790
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Bellville Independent
  School District;
  Unlimited Tax Series
  1995 GO
  6.13%, 02/01/06(d)(e)    NRR      Aaa    $  535   $    567,656
----------------------------------------------------------------
  6.13%, 02/01/20          NRR      Aaa       295        300,755
----------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan
  Services Corp.); Series
  A RB
  5.38%, 01/01/22(c)       AAA      Aaa     2,000      1,854,700
----------------------------------------------------------------
Brazos Higher Education
  Loan Authority Inc.;
  Refunding Series 1992
  C-1 RB
  6.30%, Series 1992 C-1
    11/01/01(b)             --       Aa       325        330,674
----------------------------------------------------------------
  6.45%, Series 1992 C-1
    11/01/02(b)             --       Aa     1,135      1,163,523
----------------------------------------------------------------
Carrollton (City of);
  Limited Tax Series 1996
  GO
  5.75%, 08/15/06(d)(e)    NRR      NRR     1,000      1,043,810
----------------------------------------------------------------
Comal (County of)
  Industrial Development
  Authority (The Coleman
  Co., Inc. Project);
  Industrial Development
  Series 1980 RB
  9.25%, 08/01/00(d)(e)    NRR      NRR       280        281,098
----------------------------------------------------------------
Comal (County of)
  Independent School
  District; Unlimited Tax
  Refunding Series 1999
  GO
  5.75%, 08/01/28(c)        --      Aaa     1,000        983,540
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Refunding and
  Improvement Series RB
  5.35%, 04/01/14           AA      Aa2     2,055      2,041,005
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Series A RB
  6.00%, 10/01/01(d)(e)    NRR      NRR     2,030      2,094,128
----------------------------------------------------------------
De Soto (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series GO
  5.13%, 08/15/17(c)       AAA       --     1,000        941,790
----------------------------------------------------------------
Georgetown (City of);
  Utility System Series
  1995 A RB
  6.20%, 08/15/05(d)(e)    AAA      Aaa     1,500      1,590,570
----------------------------------------------------------------
Grapevine (City of);
  Limited Tax Series 2000
  COP
  5.88%, 08/15/26(c)       AAA      Aaa     1,610      1,614,138
----------------------------------------------------------------
Harris County; Toll Road
  Unlimited Tax GO and
  Sub. Lien Refunding
  Series 1991
  6.75%, 08/01/14           AA      Aa1     3,850      4,017,667
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Harris County Health
  Facilities Development
  Corp. (Saint Luke's
  Episcopal Hospital
  Project); Series 1991
  RB
  6.70%, 02/15/03(d)(e)    AAA      NRR    $1,000   $  1,047,750
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Texas Childrens
  Hospital Project);
  Hospital Series 1999 A
  RB
  5.25%, 10/01/29           AA      Aa2     2,000      1,728,600
----------------------------------------------------------------
Harris County Mental
  Health and Mental
  Retardation Authority;
  Refunding Series 1992
  RB
  6.25%, 09/15/10(c)       AAA      Aaa     4,500      4,610,295
----------------------------------------------------------------
Houston (City of);
  Limited Tax Series 1992
  C GO
  6.25%, 03/01/02(d)(e)    NRR      NRR     1,470      1,507,367
----------------------------------------------------------------
Houston (City of); Water
  and Sewer System Series
  1997 C RB
  5.38%, 12/01/27(c)       AAA      Aaa     2,495      2,317,955
----------------------------------------------------------------
Hurst, Euless, Bedford,
  Texas Independent
  School District;
  6.50%, Refunding
    Unlimited Tax Series
    1994 GO
    08/15/04(d)(e)         AAA      Aaa       640        681,075
----------------------------------------------------------------
  6.50%, Unrefunded
    Unlimited Tax Series
    1994 GO 08/15/24(c)    AAA      Aaa       360        369,994
----------------------------------------------------------------
Katy (City of)
  Independent School
  District; Limited Tax
  Series 1999 GO
  6.13%, 02/15/32          AAA      Aaa     1,500      1,527,480
----------------------------------------------------------------
Keller (City of)
  Independent School
  District; Series 1994
  COP
  6.00%, 08/15/05(c)       AAA      Aaa     1,000      1,050,500
----------------------------------------------------------------
Little Elm (City of)
  Independent School
  District; Unlimited Tax
  Refunding Series
  6.00%, Series 1999 GO
    08/15/35               AAA       --     2,500      2,526,000
----------------------------------------------------------------
  6.13%, Series 2000 GO
    08/15/35               AAA       --     1,000      1,019,920
----------------------------------------------------------------
Lockhart (City of) Tax
  and Utility Systems;
  Unlimited Tax Series
  1996 GO
  5.85%, 08/01/11(c)       AAA      Aaa       605        627,131
----------------------------------------------------------------
  5.90%, Refunding
    08/01/06(d)(e)         AAA      Aaa     1,100      1,159,466
----------------------------------------------------------------
Matagorda (County of)
  District No. 1 (Reliant
  Energy Project);
  Refunding 1999 RB
  5.95%, 05/01/30(b)       BBB     Baa1     2,250      2,006,595
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

North Central Texas
  Health Facilities
  Development Corp. (CC
  Young Memorial
  Project); Hospital
  Series RB
  5.38%, 02/15/25(c)        A        --    $1,000   $    907,940
----------------------------------------------------------------
Northside Independent
  School District;
  Unlimited Tax Series
  1999 A GO
  5.50%, 08/15/24          AAA      Aaa     1,000        959,990
----------------------------------------------------------------
North Texas Higher
  Education Authority
  Inc.; Student Loan RB
  6.10%, Series 1993 C
    04/01/08(b)             --       Aa     1,000      1,017,950
----------------------------------------------------------------
  6.30%, Series 1993 D
    04/01/09(b)             --        A       500        507,690
----------------------------------------------------------------
Plano (City of); Limited
  Tax Series 2000 GO
  5.88%, 09/01/19          AAA      Aaa       850        862,580
----------------------------------------------------------------
Plano (City of)
  Independent School
  District; Unlimited Tax
  Series 1991 B GO
  5.63%, 02/15/01(d)(e)    AAA      Aaa     2,500      2,518,350
----------------------------------------------------------------
Richardson (City of);
  Hotel Occupancy Limited
  Tax Series 2000 A COP
  5.75%, 12/15/21(c)       AAA      Aaa     2,000      1,985,560
----------------------------------------------------------------
Southwest Higher
  Education Authority
  Inc. (Southern
  Methodist University);
  Higher Education Series
  D RB
  5.00%, 10/01/22           A+       A1     1,750      1,528,625
----------------------------------------------------------------
Spring Branch Independent
  School District;
  Limited Tax Series 2000
  GO
  5.75%, 02/01/24(c)       AAA      Aaa     1,700      1,674,058
----------------------------------------------------------------
Tarrant County Texas
  Water Control and
  Improvement District
  No. 1; Refunding Series
  1993 RB
  5.20%, 03/01/10(c)       AAA      Aaa     2,000      2,000,840
----------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health and
  Mental Retardation);
  Series 1996 RB
  6.20%, 09/01/16          BBB+      --       965        954,250
----------------------------------------------------------------
Texas (State of);
  Veteran's Land
  Unlimited Tax Series
  1994 GO
  6.40%, 12/01/24(b)        AA      Aa1     2,000      2,034,260
----------------------------------------------------------------
Texas (State of)
  Department of Housing
  and Community Affairs
  (Asmara Project);
  Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16           A        --       310        319,223
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Texas National Research
  Laboratory Community
  Financing Corp.
  (Superconducting Super
  Collider); Refunded
  Series 1991 RB
  7.10%, 12/01/01(d)(e)    AAA      Aaa    $  600   $    631,962
----------------------------------------------------------------
Tyler Health Facilities
  Development Corp.
  (Mother Frances
  Hospital); Hospital
  Series A RB
  5.63%, 07/01/13           --     Baa2     1,000        872,020
----------------------------------------------------------------
University of Texas;
  Series 1999 B RB
  5.70%, 08/15/20          AAA      Aa1     1,000        996,380
----------------------------------------------------------------
Victoria (County of)
  (Texas Hospital
  Citizens Medical
  Center); RB
  6.20%, 01/01/10(c)       AAA      Aaa     1,000      1,044,770
----------------------------------------------------------------
Weatherford (City of)
  Independent School
  District; Unlimited Tax
  Series 1994 GO
  6.40%, 02/15/05(d)(e)    NRR      Aaa       900        958,842
----------------------------------------------------------------
  6.40%, 02/15/12(c)        --      Aaa       100        105,608
----------------------------------------------------------------
                                                      70,459,311
----------------------------------------------------------------

UTAH-1.37%

Intermountain Power
  Agency (Utah Power
  Supply); Series 1986 B
  RB
  5.00%, 07/01/16           A+       A1     1,550      1,435,610
----------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); RB
  5.75%, 10/01/27          BBB       --     1,000        941,070
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency;
  Federally Insured Term
  Sub. Single Family
  Mortgage RB
  6.30%, Sub-Series 1994
    E-1, 07/01/06          AA-      Aa3       240        247,337
----------------------------------------------------------------
  7.15%, Sub-Series 1994
    G-1, 07/01/06          AA-      Aa3       135        141,812
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage RB
  6.05%, Series 1994 C
    07/01/06               AA-      Aa3       350        358,271
----------------------------------------------------------------
  6.45%, Series G2
    07/01/27(b)            AAA      Aaa       780        791,996
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage
  Sub-Series 2000 B-1 RB
  6.00%, 07/01/10(b)       AA-      Aa3     1,000      1,003,700
----------------------------------------------------------------
                                                       4,919,796
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE

VERMONT-0.28%

Vermont (State of)
  Educational and Health
  Buildings Financing
  Agency (Fletcher Allen
  Health); Hospital
  Series 2000 A RB
  6.00%, 12/01/23(c)       AAA      Aaa    $1,000   $  1,009,800
----------------------------------------------------------------

VIRGIN ISLANDS-0.93%

Virgin Islands Public
  Finance Authority;
  Matching Fund Loan
  Notes Series 1992 A RB
  7.25%, 10/01/02(d)(e)    AAA      NRR     1,000      1,078,560
----------------------------------------------------------------
Virgin Islands Territory
  (Hugo Insurance Claims
  Fund); Special Tax Bond
  Series 1991
  7.75%, 10/01/01(d)(e)    NRR      NRR     2,155      2,266,004
----------------------------------------------------------------
                                                       3,344,564
----------------------------------------------------------------

VIRGINIA-0.66%

Covington-Alleghany
  (County of) Industrial
  Development Authority
  (Beverly Enterprises);
  Refunding Series RB
  9.38%, 09/01/01(f)        --       --        30         30,459
----------------------------------------------------------------
Richmond (City of);
  Public Improvement
  Refunding Unlimited Tax
  Series B GO
  6.25%, 01/15/18           AA       A1     2,000      2,058,800
----------------------------------------------------------------
Virginia (State of)
  Housing Development
  Authority; Commonwealth
  Mortgage Series A RB
  7.10%, 01/01/17          AA+      Aa1       250        257,663
----------------------------------------------------------------
                                                       2,346,922
----------------------------------------------------------------

WASHINGTON-1.97%

Clark (County of) School
  District No. 117;
  Unlimited Tax Series
  1995 GO
  6.00%, 12/01/05(d)(e)    AAA      Aaa     1,000      1,049,190
----------------------------------------------------------------
King (County of);
  Unlimited Tax GO
  5.50%, 07/01/07(d)       AAA      Aaa       500        515,775
----------------------------------------------------------------
King (County of);
  Unlimited Tax Refunding
  GO
  6.50%, 12/01/11          AA+      Aaa       500        500,575
----------------------------------------------------------------
King (County of)
  Washington Sewer
  Authority; Series 1999
  RB
  5.50%, 01/01/22(c)       AAA      Aaa     1,000        961,040
----------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  No. 1; Electric Series
  B RB
  6.30%, 01/01/17           A-       A3     1,400      1,437,730
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WASHINGTON-(CONTINUED)

Washington State Public
  Power Supply System
  (Nuclear Project No.
  1); Refunding Series A
  RB
  5.75%, 07/01/12(c)       AAA      Aaa    $2,000   $  2,044,900
----------------------------------------------------------------
West Richland (City of);
  Water & Sewer Refunding
  Series RB
  7.00%, 12/01/04(d)(e)    AAA      Aaa       500        542,955
----------------------------------------------------------------
                                                       7,052,165
----------------------------------------------------------------

WISCONSIN-1.13%

Wisconsin Health and
  Educational Facilities
  Authority (Sinai
  Samaritan Medical
  Center); Series 1996 F
  RB
  5.75%, 08/15/16(c)       AAA      Aaa     1,500      1,505,685
----------------------------------------------------------------
Wisconsin Health and
  Educational Facility
  Authority (Sisters of
  Sorrowful Mother);
  Series 1997 A RB
  5.90%, 08/15/24(c)       AAA      Aaa     2,500      2,458,775
----------------------------------------------------------------
Wisconsin Housing and
  Economic Development
  Authority; Home
  Ownership Series 1994 E
  RB
  7.35%, 01/01/17           AA      Aa2        75         78,130
----------------------------------------------------------------
                                                       4,042,590
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WYOMING-0.93%

Campbell (County of)
  School District No. 1
  (Gillette); Unlimited
  Tax Series GO
  5.35%, 06/01/04          AAA      Aaa    $1,000   $  1,021,100
----------------------------------------------------------------
Laramie (County of)
  (Memorial Hospital
  Project); Hospital
  Series RB
  6.70%, 05/01/12(c)       AAA      Aaa       250        263,410
----------------------------------------------------------------
Natrona (County of)
  Wyoming Medical Center;
  RB
  6.00%, 09/15/11(c)       AAA      Aaa     1,000      1,039,840
----------------------------------------------------------------
Sweetwater (County of)
  (Idaho Power Company
  Project); Refunding
  Series 1996 A PCR
  6.05%, 07/15/26           A        A3     1,000        997,380
----------------------------------------------------------------
                                                       3,321,730
----------------------------------------------------------------
TOTAL INVESTMENTS (Cost
  $349,522,693)-99.77%                               357,380,228
----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.23%                                      836,066
----------------------------------------------------------------
NET ASSETS-100.00%                                  $358,216,294
================================================================

Investment Abbreviations:

COP  - Certificates of Participation
GO   - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
LOC  - Letter of Credit
NRR  - Not Re-Rated
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sub.  - Subordinate
VRD  - Variable Rate Demand
GNMA - Government National Mortgage Association

Notes to Schedule of Investments:

(a)Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security.
(b)Security subject to the alternative minimum tax.
(c)Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(d)Secured by an escrow fund of U.S. Treasury obligations.
(e)Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f)Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g)Demand security, payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 06/30/00.

See Notes to Financial Statements.
                                     FS-104

STATEMENT OF ASSETS AND LIABILITIES


                                                                               JUNE 30,
                                                                JULY 31,         2000
                                                                  2000       (UNAUDITED)
                                                              ------------   ------------
ASSETS:

Investments, at market value (cost $348,120,898 and
  $349,522,693, respectively)                                 $358,349,112   $357,380,228
-----------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                               1,397,681      2,004,449
-----------------------------------------------------------------------------------------
  Fund shares sold                                                 606,957        119,660
-----------------------------------------------------------------------------------------
  Interest                                                       6,030,296      6,474,820
-----------------------------------------------------------------------------------------
Investment for deferred compensation plan                           65,917         64,411
-----------------------------------------------------------------------------------------
Other assets                                                         6,031         31,269
-----------------------------------------------------------------------------------------
    Total assets                                               366,455,994    366,074,837
-----------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                          2,012,046      6,374,572
-----------------------------------------------------------------------------------------
  Fund shares reacquired                                         1,410,228        266,001
-----------------------------------------------------------------------------------------
  Amount due custodian                                           2,921,166             --
-----------------------------------------------------------------------------------------
  Dividends                                                        685,601        681,667
-----------------------------------------------------------------------------------------
  Deferred compensation plan                                        65,917         64,411
-----------------------------------------------------------------------------------------
Accrued advisory fees                                              135,628        133,408
-----------------------------------------------------------------------------------------
Accrued administrative services fees                                 7,740          7,472
-----------------------------------------------------------------------------------------
Accrued distribution fees                                          140,939        271,699
-----------------------------------------------------------------------------------------
Accrued trustees' fees                                                 627          6,158
-----------------------------------------------------------------------------------------
Accrued transfer agent fees                                         14,203          7,107
-----------------------------------------------------------------------------------------
Accrued operating expenses                                          29,584         46,048
-----------------------------------------------------------------------------------------
    Total liabilities                                            7,423,679      7,858,543
-----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $359,032,315   $358,216,294
=========================================================================================

NET ASSETS:

Class A                                                       $283,416,443   $283,568,571
=========================================================================================
Class B                                                       $ 67,363,390   $ 66,576,044
=========================================================================================
Class C                                                       $  8,252,482   $  8,071,679
=========================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                         36,187,747     36,453,574
=========================================================================================
Class B                                                          8,588,708      8,546,095
=========================================================================================
Class C                                                          1,053,882      1,037,788
=========================================================================================
Class A:
  Net asset value and redemption price per share              $       7.83   $       7.78
-----------------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value of divided by 95.25%)                    $       8.22   $       8.17
=========================================================================================
Class B:
  Net asset value and offering price per share                $       7.84   $       7.79
=========================================================================================
Class C:
  Net asset value and offering price per share                $       7.83   $       7.78
=========================================================================================

See Notes to Financial Statements.
                                     FS-105

STATEMENT OF OPERATIONS

                                                                               SIX MONTHS
                                                               SEVEN MONTHS       ENDED           YEAR
                                                                  ENDED         JUNE 30,         ENDED
                                                                 JULY 31,         2000        DECEMBER 31,
                                                                   2000        (UNAUDITED)        1999
                                                              --------------   -----------   --------------
INVESTMENT INCOME:

Interest                                                       $12,909,783     $11,069,501    $ 23,860,069
-----------------------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      953,308         817,680       1,830,490
-----------------------------------------------------------------------------------------------------------
Administrative services fee                                         53,056          45,316          91,647
-----------------------------------------------------------------------------------------------------------
Custodian fees                                                       8,867           6,935          19,729
-----------------------------------------------------------------------------------------------------------
Distribution fees - Class A                                        412,647         352,748         805,244
-----------------------------------------------------------------------------------------------------------
Distribution fees - Class B                                        392,471         335,861         753,522
-----------------------------------------------------------------------------------------------------------
Distribution fees - Class C                                         49,226          42,594         101,726
-----------------------------------------------------------------------------------------------------------
Transfer agent fees - Class A                                       84,511          67,215         160,531
-----------------------------------------------------------------------------------------------------------
Transfer agent fees - Class B                                       23,789          19,398          46,049
-----------------------------------------------------------------------------------------------------------
Transfer agent fees - Class C                                        2,984           2,458           5,831
-----------------------------------------------------------------------------------------------------------
Trustees' fees                                                       4,777           4,095           9,669
-----------------------------------------------------------------------------------------------------------
Other                                                              129,335         113,991         232,903
-----------------------------------------------------------------------------------------------------------
    Total expenses                                               2,114,971       1,808,291       4,057,341
-----------------------------------------------------------------------------------------------------------
Less: Expenses paid indirectly                                      (2,421)         (1,949)         (4,633)
-----------------------------------------------------------------------------------------------------------
    Net expenses                                                 2,112,550       1,806,342       4,052,708
-----------------------------------------------------------------------------------------------------------
Net investment income                                           10,797,233       9,263,159      19,807,361
-----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

Net realized gain (loss) from investment securities             (6,118,133)     (6,145,848)     (3,713,985)
-----------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investment
   securities                                                    9,924,682       7,554,003     (26,831,659)
-----------------------------------------------------------------------------------------------------------
Net gain (loss) on investment securities                         3,806,549       1,408,155     (30,545,644)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   $14,603,782     $10,671,314    $(10,738,283)
===========================================================================================================

See Notes to Financial Statements.
                                     FS-106

STATEMENT OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                              SEVEN MONTHS      ENDED
                                                                 ENDED         JUNE 30,      YEAR ENDED     YEAR ENDED
                                                                JULY 31,         2000       DECEMBER 31,   DECEMBER 31,
                                                                  2000       (UNAUDITED)        1999           1998
                                                              ------------   ------------   ------------   ------------
OPERATIONS:

  Net investment income                                       $10,797,233    $  9,263,159   $19,807,361    $ 18,756,162
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities          (6,118,133)     (6,145,848)   (3,713,985)        595,427
-----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       9,924,682       7,554,003   (26,831,659)       (197,391)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations                                              14,603,782      10,671,314   (10,738,283)     19,154,198
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (8,732,079)     (7,501,193)  (16,158,034)    (16,134,077)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,770,019)     (1,522,371)   (3,218,044)     (2,410,612)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (222,272)       (193,241)     (435,134)       (214,027)
-----------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                              --              --      (288,606)        (87,502)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                              --              --       (67,461)        (15,369)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                              --              --        (9,104)         (1,355)
-----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                     (14,365,926)    (12,294,815)   (8,643,725)      8,923,504
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,621,856)     (5,955,475)    5,334,838      25,558,113
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,486,944)     (1,615,554)      857,965       8,741,537
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                     (17,595,314)    (18,411,335)  (33,365,588)     43,514,410
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of year                                           376,627,629     376,627,629   409,993,217     366,478,807
-----------------------------------------------------------------------------------------------------------------------
  End of year                                                 $359,032,315   $358,216,294   $376,627,629   $409,993,217
=======================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $359,527,570   $361,136,452   $381,002,296   $383,815,745
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                              (7,534)        (34,043)      (80,397)        (73,902)
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                (10,715,935)    (10,743,650)   (4,597,802)       (883,817)
-----------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities             10,228,214       7,857,535       303,532      27,135,191
-----------------------------------------------------------------------------------------------------------------------
                                                              $359,032,315   $358,216,294   $376,627,629   $409,993,217
=======================================================================================================================

See Notes to Financial Statements.
                                       FS-107

NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000 the Fund was organized as a series portfolio of AIM Funds Group. At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. Pursuant to the Reorganization, the Fund's fiscal year-end was changed from December 31 to July 31. This report includes financial information for the period ended July 31, 2000 (seven months), the six months ended June 30, 2000 and the year ended December 31, 1999. Financial information for the six months ended June 30, 2000 is unaudited. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees, provided that securities with a demand feature exercisable within one to seven days will be valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $10,715,935 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.
E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM was paid $53,056, $45,316 and $91,647, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AFS was paid $74,735, $64,678 and $138,338, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the seven-month period ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $412,647, $392,471, and $49,226, respectively, as compensation under the Plans. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $352,748, $335,861 and $42,594, respectively, as compensation under the Plans. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $805,244, $753,522, and $101,726, respectively, as compensation under the Plan.
  AIM Distributors received commissions of $33,406, $30,129 and $97,187 from sales of the Class A shares of the Fund during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM Distributors received $31,486, $30,740 and $123,118, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund paid legal fees of $2,577, $1,986 and $4,178, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trust's trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,421, $1,949 and $4,633, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,421, $1,949 and $4,633, for the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the seven months ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period. During the year ended December 31, 1999, the Fund borrowed minimal amounts under the line of credit agreement. Interest expense for the Fund for the year ended December 31, 1999 was $461.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the seven-month period ended July 31, 2000 was $64,555,118 and $82,559,573, respectively, and during the six months ended June 30, 2000 was $55,967,185 and $73,884,663, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, is as follows:

                                                  JUNE 30,
                                    JULY 31,        2000
                                      2000       (UNAUDITED)
                                   -----------   -----------
Aggregate unrealized appreciation
  of investment securities         $13,446,655   $11,919,899
------------------------------------------------------------
Aggregate unrealized
  (depreciation) of investment
  securities                        (3,218,441)   (4,062,364)
------------------------------------------------------------
Net unrealized appreciation of
  investment securities            $10,228,214   $ 7,857,535
============================================================
Investments have the same cost for tax and financial
  statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998 were as follows:

                                                                     JUNE 30,
                                        JULY 31,                       2000                     DECEMBER 31,
                                          2000                     (UNAUDITED)                      1999
                               --------------------------   --------------------------   ---------------------------
                                 SHARES         AMOUNT        SHARES         AMOUNT         SHARES         AMOUNT
                               -----------   ------------   -----------   ------------   ------------   ------------
Sold:
  Class A                        2,678,233   $ 20,753,046     2,271,873   $ 17,572,470     10,431,994   $ 85,813,744
--------------------------------------------------------------------------------------------------------------------
  Class B                        1,323,354     10,242,284     1,147,928      8,868,397      3,700,766     30,098,258
--------------------------------------------------------------------------------------------------------------------
  Class C                        1,196,822      9,264,086       969,742      7,487,360        851,082      6,903,087
--------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Class A                          600,193      4,643,890       518,640      4,005,344      1,102,784      8,919,262
--------------------------------------------------------------------------------------------------------------------
  Class B                          149,624      1,159,114       129,640      1,002,438        264,015      2,137,326
--------------------------------------------------------------------------------------------------------------------
  Class C                           17,331        134,046        15,147        116,951         31,375        254,074
--------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                       (5,145,569)   (39,762,862)   (4,391,829)   (33,872,629)   (12,703,387)  (103,376,731)
--------------------------------------------------------------------------------------------------------------------
  Class B                       (2,201,952)   (17,023,254)   (2,049,155)   (15,826,310)    (3,338,570)   (26,900,746)
--------------------------------------------------------------------------------------------------------------------
  Class C                       (1,407,096)   (10,885,076)   (1,193,926)    (9,219,865)      (780,440)    (6,299,196)
--------------------------------------------------------------------------------------------------------------------
                                (2,789,060)  $(21,474,726)   (2,581,940)  $(19,865,844)       440,381   $  2,450,922
====================================================================================================================


                                      DECEMBER 31,
                                          1998
                               ---------------------------
                                  SHARES         AMOUNT
                               ------------   ------------
Sold:
  Class A                        12,409,366   $103,769,637
----------------------------------------------------------
  Class B                         5,306,019     44,489,342
----------------------------------------------------------
  Class C                         1,294,847     10,824,561
----------------------------------------------------------
Issued as reinvestment of
  dividends:
  Class A                         1,031,670      8,611,126
----------------------------------------------------------
  Class B                           183,219      1,532,455
----------------------------------------------------------
  Class C                            16,529        138,044
----------------------------------------------------------
Reacquired:
  Class A                       (12,388,704)  (103,457,259)
----------------------------------------------------------
  Class B                        (2,444,886)   (20,463,684)
----------------------------------------------------------
  Class C                          (265,347)    (2,221,068)
----------------------------------------------------------
                                  5,142,713   $ 43,223,154
==========================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                     SEVEN MONTHS ENDED       JUNE 30,                     YEAR ENDED DECEMBER 31,
                                          JULY 31,              2000         ----------------------------------------------------
                                          2000(A)           (UNAUDITED)        1999       1998       1997       1996       1995
                                     ------------------   ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period                                  $   7.74            $   7.74       $   8.35   $   8.34   $   8.19   $   8.31   $   7.78
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                       0.24                0.20           0.41       0.42       0.42       0.43       0.43
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Net gains (losses) on securities
    (both realized and unrealized)            0.09                0.04          (0.61)      0.01       0.16      (0.12)      0.56
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total from investment
      operations                              0.33                0.24          (0.20)      0.43       0.58       0.31       0.99
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Less distributions:
  Dividends from net investment
    income                                   (0.24)              (0.20)         (0.41)     (0.42)     (0.43)     (0.43)     (0.43)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Return of capital                             --                  --             --         --         --         --      (0.03)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total distributions                      (0.24)              (0.20)         (0.41)     (0.42)     (0.43)     (0.43)     (0.46)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Net asset value, end of period                7.83            $   7.78       $   7.74   $   8.35   $   8.34   $   8.19   $   8.31
===================================       ========            ========       ========   ========   ========   ========   ========
Total return(b)                               4.32%               3.20%         (2.45)%     5.28%      7.27%      3.90%     13.05%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $283,416            $283,569       $294,720   $327,705   $318,469   $278,812   $284,803
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of expenses to average net
  assets                                      0.85%(c)            0.85%(c)       0.84%      0.82%      0.90%      0.80%      0.88%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of net investment income to
  average net assets                          5.32%(c)            5.34%(c)       5.01%      5.00%      5.14%      5.29%      5.26%
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Portfolio turnover rate                         18%                 16%            28%        19%        24%        26%        36%
===================================       ========            ========       ========   ========   ========   ========   ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $283,622,551 and $283,749,076 for July 31, 2000 and June 30, 2000, respectively.

                                                                                     CLASS B
                                                --------------------------------------------------------------------------------
                                                SEVEN MONTHS   SIX MONTHS ENDED
                                                   ENDED           JUNE 30,                   YEAR ENDED DECEMBER 31,
                                                  JULY 31,           2000         ----------------------------------------------
                                                  2000(A)        (UNAUDITED)       1999      1998      1997      1996     1995
                                                ------------   ----------------   -------   -------   -------   -------  -------
Net asset value, beginning of period              $  7.75          $  7.75        $  8.37   $  8.36   $  8.19   $  8.31  $  7.78
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
Income from investment operations:
  Net investment income                              0.21             0.18           0.35      0.36      0.36      0.37     0.39
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.08             0.03          (0.62)     0.01      0.17     (0.13)    0.54
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
    Total from investment operations                 0.29             0.21          (0.27)     0.37      0.53      0.24     0.93
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
Less distributions:
  Dividends from net investment income              (0.20)           (0.17)         (0.35)    (0.36)    (0.36)    (0.36)   (0.37)
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
  Return of capital                                    --               --             --        --        --        --    (0.03)
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
    Total distributions                             (0.20)           (0.17)         (0.35)    (0.36)    (0.36)    (0.36)   (0.40)
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
Net asset value, end of period                    $  7.84          $  7.79        $  7.75   $  8.37   $  8.36   $  8.19  $  8.31
==============================================    =======          =======        =======   =======   =======   =======  =======
Total return(b)                                      3.84%            2.80%         (3.28)%    4.48%     6.59%     2.99%   12.14%
==============================================    =======          =======        =======   =======   =======   =======  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $67,363          $66,576        $72,256   $72,723   $47,185   $33,770  $21,478
==============================================    =======          =======        =======   =======   =======   =======  =======
Ratio of expenses to average net assets              1.61%(c)         1.61%(c)       1.59%     1.57%     1.66%     1.61%    1.68%(d)
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
Ratio of net investment income to average net
  assets                                             4.56%(c)         4.58%(c)       4.26%     4.25%     4.38%     4.49%    4.46%
==============================================    =======          =======        =======   =======   =======   =======  =======
Portfolio turnover rate                                18%              16%            28%       19%       24%       26%      36%
==============================================    =======          =======        =======   =======   =======   =======  =======

(a) Calculated using average shares method.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $67,438,640 and $67,541,243 for July 31, 2000 and June 30, 2000, respectively.
(d) After fee waivers and/or expense reimbursements. The ratio of expenses to average daily net assets prior to fee waivers and/or expense reimbursements was 1.77% for 1995.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                       SEVEN MONTHS   SIX MONTHS ENDED     YEAR ENDED          AUGUST 4, 1997
                                                          ENDED           JUNE 30,        DECEMBER 31,     (DATE SALES COMMENCED)
                                                         JULY 31,           2000         ---------------      TO DECEMBER 31,
                                                         2000(A)        (UNAUDITED)       1999     1998             1997
                                                       ------------   ----------------   ------   ------   ----------------------
Net asset value, beginning of period                      $ 7.74           $ 7.74        $ 8.35   $ 8.35           $8.30
-----------------------------------------------------     ------           ------        ------   ------           -----
Income from investment operations:
  Net investment income                                     0.21             0.18          0.35     0.36            0.15
-----------------------------------------------------     ------           ------        ------   ------           -----
  Net gains (losses) on securities (both realized and
    unrealized)                                             0.08             0.03         (0.61)      --            0.04
-----------------------------------------------------     ------           ------        ------   ------           -----
    Total from investment operations                        0.29             0.21         (0.26)    0.36            0.19
-----------------------------------------------------     ------           ------        ------   ------           -----
Less distributions from net investment income              (0.20)           (0.17)        (0.35)   (0.36)          (0.14)
-----------------------------------------------------     ------           ------        ------   ------           -----
Net asset value, end of period                            $ 7.83           $ 7.78        $ 7.74   $ 8.35           $8.35
=====================================================     ======           ======        ======   ======           =====
Total return(b)                                             3.85%            2.80%        (3.16)%   4.36%           2.36%
=====================================================     ======           ======        ======   ======           =====
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $8,252           $8,072        $9,652   $9,565           $ 825
=====================================================     ======           ======        ======   ======           =====
Ratio of expenses to average net assets                     1.61%(c)         1.61%(c)      1.59%    1.57%           1.67%(d)
-----------------------------------------------------     ------           ------        ------   ------           -----
Ratio of net investment income to average net assets        4.56%(c)         4.58%(c)      4.26%    4.25%           4.37%(d)
=====================================================     ======           ======        ======   ======           =====
Portfolio turnover rate                                       18%              16%           28%      19%             24%
=====================================================     ======           ======        ======   ======           =====

(a) Calculated using average shares method.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,458,483 and $8,565,676 for July 31, 2000 and June 30, 2000, respectively.
(d) Annualized.

                        INDEPENDENT AUDITORS' REPORT

                        To the Board of Trustees and Shareholders of AIM Investment Securities Funds:

                        We have audited the accompanying statement of assets and liabilities of AIM Limited Maturity Treasury Fund (a series of AIM Investment Securities Funds) including the schedule of investments, as of July 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                          We conducted our audits in accordance with auditing
                        standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                          In our opinion, the financial statements and financial
                        highlights referred to above present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                        /s/ KPMG LLP

                        September 1, 2000
                        Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 2000

                                                                         PRINCIPAL      MARKET
                                                              MATURITY    AMOUNT        VALUE
                                                                          (000s)
U.S. TREASURY SECURITIES-99.01%

U.S. TREASURY NOTES-99.01%
5.50%                                                         08/31/01    $25,100    $ 24,862,554
-------------------------------------------------------------------------------------------------
5.63%                                                         09/30/01     25,100      24,875,857
-------------------------------------------------------------------------------------------------
5.88%                                                         10/31/01     25,100      24,938,356
-------------------------------------------------------------------------------------------------
5.88%                                                         11/30/01     25,100      24,931,328
-------------------------------------------------------------------------------------------------
6.13%                                                         12/31/01     25,100      25,007,632
-------------------------------------------------------------------------------------------------
6.38%                                                         01/31/02     25,100      25,092,470
-------------------------------------------------------------------------------------------------
6.50%                                                         02/28/02     25,100      25,144,427
-------------------------------------------------------------------------------------------------
6.50%                                                         03/31/02     25,100      25,147,188
-------------------------------------------------------------------------------------------------
6.38%                                                         04/30/02     25,100      25,099,247
-------------------------------------------------------------------------------------------------
6.63%                                                         05/31/02     25,100      25,214,707
-------------------------------------------------------------------------------------------------
6.38%                                                         06/30/02     25,100      25,115,562
-------------------------------------------------------------------------------------------------
6.25%                                                         07/31/02     24,100      24,085,058
-------------------------------------------------------------------------------------------------
    Total U.S. Treasury Securities (Cost $299,787,994)                                299,514,386
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS-99.01%                                                              299,514,386
-------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.99%                                                     2,999,031
-------------------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                                   $302,513,417
=================================================================================================

See Notes to Financial Statements.
                                        FS-113

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2000

ASSETS:

Investments, at market value (Cost
  $299,787,994)                                $299,514,386
-----------------------------------------------------------
Cash                                              1,120,488
-----------------------------------------------------------
Receivables for:
-----------------------------------------------------------
  Fund shares sold                                  272,822
-----------------------------------------------------------
  Interest                                        3,873,029
-----------------------------------------------------------
Investment for deferred compensation plan            40,106
-----------------------------------------------------------
Other assets                                          2,306
-----------------------------------------------------------
    Total assets                                304,823,137
-----------------------------------------------------------

LIABILITIES:

Payables for:
-----------------------------------------------------------
  Fund shares reacquired                          1,752,268
-----------------------------------------------------------
  Dividends                                         358,703
-----------------------------------------------------------
  Deferred compensation plan                         40,106
-----------------------------------------------------------
Accrued advisory fees                                48,904
-----------------------------------------------------------
Accrued administrative services fees                  5,859
-----------------------------------------------------------
Accrued distribution fees                            54,237
-----------------------------------------------------------
Accrued transfer agent fees                          39,501
-----------------------------------------------------------
Accrued operating expenses                           10,142
-----------------------------------------------------------
    Total liabilities                             2,309,720
-----------------------------------------------------------
Net assets applicable to shares outstanding    $302,513,417
===========================================================

NET ASSETS:

Class A                                        $300,058,098
===========================================================
Institutional Class                            $  2,455,319
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          30,115,896
===========================================================
Institutional Class                                 246,425
===========================================================
Class A :
  Net asset value and redemption price per
    share                                      $       9.96
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.96 divided by
      99.00%)                                  $      10.06
===========================================================
Institutional Class:
  Net asset value, redemption price and
    offering price per share                   $       9.96
===========================================================

STATEMENT OF OPERATIONS

For the year ended July 31, 2000


INVESTMENT INCOME:

Interest                                         $19,783,947
------------------------------------------------------------

EXPENSES:

Advisory fees                                        705,741
------------------------------------------------------------
Administrative services fee                           80,566
------------------------------------------------------------
Custodian fees                                        11,079
------------------------------------------------------------
Distribution fees -- Class A                         517,076
------------------------------------------------------------
Transfer agent fees -- Class A                       444,091
------------------------------------------------------------
Transfer agent fees -- Institutional Class             2,749
------------------------------------------------------------
Trustees' fees                                         9,224
------------------------------------------------------------
Other                                                104,612
------------------------------------------------------------
    Total expenses                                 1,875,138
------------------------------------------------------------
Less: Expenses paid indirectly                        (3,920)
------------------------------------------------------------
    Net expenses                                   1,871,218
------------------------------------------------------------
Net investment income                             17,912,729
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                      (4,797,259)
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                            2,049,768
------------------------------------------------------------
    Net gain (loss) on investment securities      (2,747,491)
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                     $15,165,238
===========================================================

See Notes to Financial Statements.
                                     FS-114

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2000 and 1999

                                                                  2000             1999
                                                              -------------    ------------
OPERATIONS:

  Net investment income                                       $  17,912,729    $ 19,679,426
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            (4,797,259)      1,359,439
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         2,049,768      (3,023,894)
-------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         15,165,238      18,014,971
-------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                       (17,525,848)    (18,245,067)
-------------------------------------------------------------------------------------------
  Institutional Class                                              (416,635)     (1,523,201)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (87,282,579)     46,655,684
-------------------------------------------------------------------------------------------
  Institutional Class                                           (14,575,249)    (33,718,444)
-------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                      (104,635,073)     11,183,943
-------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of year                                             407,148,490     395,964,547
-------------------------------------------------------------------------------------------
  End of year                                                 $ 302,513,417    $407,148,490
===========================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 311,671,908    $413,559,490
-------------------------------------------------------------------------------------------
  Undistributed net investment income                                29,754          29,754
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                   (8,914,637)     (4,117,378)
-------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                     (273,608)     (2,323,376)
-------------------------------------------------------------------------------------------
                                                              $ 302,513,417    $407,148,490
===========================================================================================

See Notes to Financial Statements.
                                     FS-115

NOTES TO FINANCIAL STATEMENTS

July 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management company consisting of seven separate series portfolios each having an unlimited number of shares of beneficial interests. The Fund currently offers two different classes of shares: Class A shares and the Institutional Class. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value and, consistent with this investment objective, the highest total return achievable.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of discounts on investments, is recorded on the accrual basis from settlement date. It is the policy of the Fund not to amortize bond premiums for financial reporting purposes.
     On July 31, 2000 undistributed net investment income was increased by $29,754 and additional paid-in capital was decreased by $29,754 as a result of reclassifications of nondeductible organizational expenses. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for Federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $4,224,162 as of July 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.
E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2000, AIM was paid $80,566 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended July 31, 2000, AFS was paid $151,859 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares. The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. For the year ended July 31, 2000, the Fund paid AIM Distributors $517,076 as compensation under the Plan.
  AIM Distributors received commissions of $57,087 from sales of the Class A shares of the Fund during the year ended July 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS, FMC and AIM Distributors.
  During the year ended July 31, 2000, the Fund paid legal fees of $3,294 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended July 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,920 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,920.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2000 was $431,234,972 and $537,432,998, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2000 was as follows:

Aggregate unrealized appreciation of investment securities     $ 395,575
------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (874,560)
------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment
  securities                                                   $(478,985)
========================================================================
Cost of investments for tax purposes is $299,993,371.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2000 and 1999 were as follows:

                                                                         2000                          1999
                                                              ---------------------------   --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              -----------   -------------   -----------   ------------
Sold:
  Class A                                                      20,491,334   $ 204,290,029    66,719,952   $675,218,081
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             191,454       1,910,678       489,034      4,947,727
----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                       1,468,058      14,627,764     1,524,802     15,430,990
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 891          11,992         1,998         20,239
----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (30,726,141)   (306,200,372)  (63,662,111)  (643,993,387)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,653,776)    (16,497,919)   (3,809,602)   (38,686,410)
----------------------------------------------------------------------------------------------------------------------
                                                              (10,228,180)  $(101,857,828)    1,264,073   $ 12,937,240
======================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                              -----------------------------------------------------
                                                                2000        1999       1998       1997       1996
                                                              --------    --------   --------   --------   --------
Net asset value, beginning of period                          $  10.03    $  10.07   $  10.07   $   9.97   $  10.03
------------------------------------------------------------  --------    --------   --------   --------   --------
Income from investment operations:
  Net investment income                                           0.51        0.47       0.53       0.54       0.55
------------------------------------------------------------  --------    --------   --------   --------   --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.07)      (0.04)        --       0.10      (0.06)
------------------------------------------------------------  --------    --------   --------   --------   --------
    Total from investment operations                              0.44        0.43       0.53       0.64       0.49
------------------------------------------------------------  --------    --------   --------   --------   --------
Less distributions:
  Dividends from net investment income                           (0.51)      (0.47)     (0.53)     (0.54)     (0.55)
------------------------------------------------------------  --------    --------   --------   --------   --------
Net asset value, end of period                                $   9.96    $  10.03   $  10.07   $  10.07   $   9.97
============================================================  ========    ========   ========   ========   ========
Total return(a)                                                   4.50%       4.32%      5.42%      6.55%      4.98%
============================================================  ========    ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of year (000s omitted)                        $300,058    $390,018   $345,355   $389,812   $359,048
============================================================  ========    ========   ========   ========   ========
Ratio of expenses to average net assets                           0.54%(b)    0.54%      0.54%      0.54%      0.54%
============================================================  ========    ========   ========   ========   ========
Ratio of net investment income to average net assets              5.07%(b)    4.61%      5.29%      5.35%      5.45%
============================================================  ========    ========   ========   ========   ========
Portfolio turnover rate                                            122%        184%       133%       130%       117%
============================================================  ========    ========   ========   ========   ========

(a) Does not deduct sales charges.
(b) Ratios are based on average net assets of $344,717,229.

                                                                  APPENDIX II


                      SEMIANNUAL REPORT / JANUARY 31, 2001

                             AIM MUNICIPAL BOND FUND


                                    [Artwork]


                                [AIM FUNDS LOGO]

                           -- Registered Trademark --

                                     Artwork

                      -------------------------------------

                BENEATH THE BROOKLYN BRIDGE BY JANE WOOSTER SCOTT

       STATE AND LOCAL GOVERNMENTS REGULARLY ISSUE MUNICIPAL BONDS TO FUND

       A WIDE ARRAY OF PROJECTS, INCLUDING ROADS, BRIDGES AND RECREATIONAL

     FACILITIES, THAT IMPROVE THE QUALITY OF LIFE IN COMMUNITIES ACROSS THE

      NATION. SCOTT'S PAINTING CAPTURES A SLICE OF AN URBAN LANDSCAPE MADE

                MORE HOSPITABLE AND ENJOYABLE BY THESE PROJECTS.

                      -------------------------------------

AIM Municipal Bond Fund is for shareholders who seek a high level of current income exempt from federal income taxes by investing in a diversified portfolio of municipal bonds.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Municipal Bond Fund's performance figures are historical, and they represent fund expenses, the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales-charge structure and class expenses.
o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and annualized.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield, with an adjustment for a stated, assumed tax rate.
o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities) is compiled by Lehman Brothers, a well-known global investment bank.
o The unmanaged Lehman Municipal Bond Index, which represents the performance of investment-grade municipal bonds, is compiled by Lehman Brothers, a well-known global investment bank.
o The unmanaged Lipper General Municipal Debt Fund Index represents an average of the performance of the 30 largest municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock-market performance.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                   YOUR MONEY.

    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/01, including sales charges

================================================================================
CLASS A SHARES
  10 years                           5.84%
  5 years                            3.45
  1 year                             4.56*
  *9.74% excluding sales charges

CLASS B SHARES
  Inception (9/1/93)                 3.72%
  5 years                            3.31
  1 year                             3.89*
  *8.89% excluding CDSC

CLASS C SHARES
  Inception (8/4/97)                 3.31%
  1 year                             7.90*
  *8.90% excluding CDSC

Past performance cannot guarantee comparable future results.
================================================================================

   MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

   The fund's average annual total returns as of the close of the reporting period are shown in the table above. In addition, industry regulations require us to provide average annual total returns (including sales charges) as of 12/31/00, the most recent calendar quarter-end, which were: Class A shares, one year, 3.42%; five years, 3.45%; 10 years, 5.93%. Class B shares, one year, 2.79%; five years, 3.31%; inception (9/1/93), 3.69%. Class C shares, one year, 6.80%; inception (8/4/97), 3.25%.

                             AIM MUNICIPAL BOND FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER

                    Dear Fellow Shareholder:

                    It's an honor to address you as the AIM Funds' new chairman.
[PHOTO OF           I feel privileged to succeed Ted Bauer, who recently retired
ROBERT H.           as AIM's chairman after a long, successful career in the
GRAHAM]             investment industry. Ted has always shown the highest degree of integrity and commitment to excellence, and I have always admired him greatly. I'm also proud to be part of the team that launched AIM almost 25 years ago. From the beginning, AIM has been a very people-oriented, service-minded company, and I plan to carry on that tradition for our shareholders, financial advisors and employees.

UNCERTAIN MARKETS
Over the six months covered by this report, the stock market and certain segments of the bond market (particularly the high-yield bond market) were rather unsettling, especially for investors who have only experienced the bull market of the 1990s. After almost a decade of double-digit returns, the S&P 500 finished 2000 in negative territory and continued to struggle in January 2001. Throughout the reporting period, overseas markets were more turbulent than their U.S. counterpart.

One point this market has driven home is the importance of diversification. While the S&P 500 declined by 3.98% for the six-month period ended January 31, 2001, the Lehman Aggregate Bond Index of investment-grade bonds returned 8.12% during that time frame. Perhaps now more than ever, it's important to spread your investments across different types of assets.

OUR RESPONSE
What do we at AIM do when markets are so uncertain? We stick with our motto:
Invest with Discipline. We continue to manage our funds with the same security-selection disciplines that have produced excellent long-term performance for so many of our funds while making prudent adjustments to our portfolios. We know that every now and then there will be a difficult period in the markets, a period that requires patience from all of us. Remember that the long-term historical trend of the markets is upward.

REASONS FOR OPTIMISM
Though markets may remain uncertain for some time and we have no way to predict when that will change, there are reasons for optimism. Shortly after the close of the calendar year, the Federal Reserve Board lowered interest rates, and many expect more cuts in the months to come. With the correction and lower rates, we now see the most attractive stock-market valuation in several years. While there is concern that the economy's record expansion may be rolling over to recession, the Fed has achieved its goal of slowing the economy and has reversed course, adding liquidity and lowering rates. Historically, this has proven to be an important catalyst to stabilizing the economy and turning markets. Declining interest rates bode well for stocks and bonds, especially hard-hit markets such as high-yield bonds.

THE VALUE OF ADVICE
The current environment illustrates the value of professional money management. When markets are volatile, many investors may be tempted to make decisions based on emotion, not strategy. The wisest choice is to rely on a professional money manager, keeping in mind that mutual funds are long-term investments.

In the following pages, your fund's portfolio managers discuss market activity and how they managed your fund during the six months ended January 31, 2001. If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services Department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

                            AIM MUNICIPAL BOND FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


AIM MUNICIPAL BOND FUND WEATHERS ROUGH RIDE


THE SIX-MONTH PERIOD COVERED BY THIS REPORT GAVE INVESTORS A ROLLER-COASTER RIDE. HOW HAS THE FUND PERFORMED?
The fund continued to provide attractive current income, exempt from federal income taxes. For the six months ended January 31, 2001, total return was 4.71% for Class A shares and 4.31% for both Class B and Class C shares. (These returns are at net asset value, that is, without sales charges.) By comparison, the fund's peer group in the Lipper General Municipal Debt Fund Index returned 6.11%, and the Lehman Municipal Bond Index returned 6.47%. During the reporting period, net asset value (NAV) per share remained between $7.82 and $8.07 for all share classes, extending the fund's long-time record of relative price stability.
   As of January 31, 2001, the fund's total net assets stood at $383 million, up from $359 million on July 31, 2000.

WHAT WERE THE MAJOR TRENDS IN THE BOND MARKET DURING THE REPORTING PERIOD? Investment-grade bonds, particularly U.S. Treasury and government agency issues, outperformed stocks in 2000. Treasuries benefited from a federal budget surplus that allowed the government to begin buying back its long-term debt. As the supply of long bonds was reduced, investors bid up the price of those that remained.
   With risk-averse investors fleeing the stock market, government bonds were the star performers in 2000. But with the Fed's end-of-the-period rate cuts, investors began to rotate out of the relative safety of Treasuries and into the credit market. For the first time in months, credit markets out-performed government markets in January.

HOW DID MUNICIPAL BONDS PERFORM?
While the equity markets suffered a dramatic downturn, investors turned to the safety and relative security of fixed-income securities of all stripes, and municipal bonds in particular.
   Demonstrating the need for diversification, munis outperformed equities for the seventh time in the last 25 years. Most of the price appreciation was focused on the intermediate and long end of the yield curve, with higher-quality bonds benefiting most. Long bonds fared better than shorter credits in the quarter.
   With strong price appreciation come lower yields, and muni yields fell across the breadth of the yield curve. Most of the price rise came in December, as investors reacted to November's capitulation in the equity markets. In December alone, yields fell by 20 basis points for one- and two-year securities, and nearly 30 basis points for 20- to 30-year credits. Prices were driven by a combination of strong demand and limited supply. Investors sought muni bonds as a safe haven. States and municipalities, however, have cut back on muni issuance; new supply hit its yearly low in December, since states and municipalities were flush with cash from the long economic expansion.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?
The fund is managed primarily for NAV stability and relatively high yield, which leads to a shorter-than-average duration. The fund's duration was 4.9 years, compared to 8.1 years average for the category. Duration is a measure of volatility: the shorter the duration, the less sensitive a fund's NAV will be to changes in

                                     Artwork

YOUR FUND'S PERFORMANCE

FUND PROVIDES ATTRACTIVE INCOME

As of 1/31/01

================================================================================
                                        30-DAY
          30-DAY         TAXABLE-       SEC YIELD      TAXABLE-
          DISTRIBUTION   EQUIVALENT     AT MAXIMUM     EQUIVALENT
          RATE AT        DISTRIBUTION   OFFERING       30-DAY
CLASS     NAV            RATE*          PRICE          SEC YIELD*
--------------------------------------------------------------------------------
A         5.11%          8.46%          3.96%          6.56%


B         4.35           7.20           3.40           5.63


C         4.36           7.22           3.40           5.63

*Assumes highest marginal federal income tax rate of 39.6%. Past performance cannot guarantee comparable future results.
================================================================================


CLASS A SHARES VS.
30-YEAR U.S. TREASURY BOND (BAR CHART)

As of 1/31/01

================================================================================
   TAXABLE-             TAXABLE-            30-YEAR
  EQUIVALENT           EQUIVALENT          TREASURY
 DISTRIBUTION            YIELD*              BOND
    RATE*
--------------------------------------------------------------------------------
    8.46%

                         6.56%

                                             5.53%
================================================================================

HISTORY OF NET ASSET VALUE STABILITY
CLASS A SHARES

                                  [Line Chart]

1/31/91-1/31/01

================================================================================
05/01/00     $8.11                                               02/01/95  $7.72
08/01/00      8.12                                               05/01/95   7.80
11/01/00      8.17                                               08/01/95   7.83
02/01/01      8.18                                               11/01/95   8.01
05/01/01      8.11                                               02/01/96   8.03
08/01/01      8.31                                               05/01/96   8.00
11/01/01      8.28                                               08/01/96   8.50
02/01/02      8.38                                               11/01/96   8.11
05/01/02      8.27                                               02/01/97   8.31
08/01/02      8.31                                               05/01/97   8.48
11/01/02      8.38                                               08/01/97   8.54
02/01/03      8.41                                               11/01/97   8.74
05/01/03      8.30                                               02/01/98   8.68
08/01/03      8.08                                               05/01/98   8.12
11/01/03      7.81                                               08/01/98   8.17
02/01/04      7.67                                               11/01/98   7.86
05/01/04      7.73                                               02/01/99   7.91
08/01/04      7.83                                               05/01/99   8.03
11/01/04      7.86                                               08/01/99   8.17
02/01/05      7.99                                               11/01/99   8.21
                                                                 02/01/00   8.32
================================================================================

This chart has no calculations; it only tracks net asset value (NAV). There is no guarantee that the fund will maintain a constant NAV. The NAV per share for Class A, Class B and Class C shares has not differed by more than $0.02 per share.

          See important fund and index disclosures inside front cover.

                             AIM MUNICIPAL BOND FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


                                     Artwork

PORTFOLIO COMPOSITION

As of 1/31/01, based on total net assets

TOP FIVE BOND HOLDINGS

================================================================================
                                       COUPON     MATURITY        %
--------------------------------------------------------------------------------
1. New York State                       7.38%     01/01/02       2.16
   Urban Development Corp.

2. Louisiana (State of)                 6.55      09/01/25       1.57
   Local Government Environmental
   Facilities and Community
   Development Authority

3. Connecticut (State of)               6.50      03/15/02       1.51

4. Mississippi Higher                   7.50      09/01/09       1.37
   Education Assistance Corp.

5. New York (City of)                   7.65      02/01/02       1.32

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

================================================================================

PERCENTAGE OF HOLDINGS

                                   [PIE CHART]

================================================================================
Escrowed/Pre-Refunded/Other   27.80%

General Obligation            15.14%

Revenue                       57.06%
================================================================================

interest rates. When interest rates are falling and prices rising, longer-duration funds will outperform on a total-return basis. On the flip side, when rates are rising, shorter-duration funds should outperform because they should be insulated from falling prices.
   The fund's focus on bear-market protection--hold your own when prices are falling--means we typically lag in bull markets. For the reporting period, the fund lagged both the market and its peer group as yields fell and prices rose. And as yields in the market fell 30 or more basis points, the fund's yield fell only 10 basis points.
   The fund had 263 holdings at the end of the reporting period. Approximately 62% were rated AAA, with more than 86% of the portfolio rated A or better (as measured by Standard & Poor's and Moody's, two widely known credit-rating agencies, whose historical ratings are based on analysis of the credit quality of the portfolio's individual securities). Credit-enhanced securities (those backed with insurance or escrowed with U.S. Treasury securities) composed about 61% of the portfolio. The fund's quality remained high at an average of AA.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?
Many experts think that the muni market may be poised for long-term growth. Demographics are positive for the market; one popular statistic notes that a baby boomer turns 50 every seven seconds. As they near retirement, boomers may exit the equity market to seek potentially less volatile investments. For these investors, muni bonds may make sense because of their relative stability and tax-free income potential.
   With yields hitting new lows, many states and cities are considering issuing bonds for new projects in 2001. The November elections saw a record dollar amount of bond issues pass (22 of the 25 largest bond issues on ballots passed). Demand may remain high, particularly if equity markets remain rocky.
   Regardless of market trends, we will continue to manage the fund for attractive income, exempt from federal income taxes, while maintaining relative NAV stability.

--------------------------------------------------------------------------------
READ THIS REPORT ONLINE!
A new service--electronic delivery of fund reports and prospectuses--is available. You can read the same AIM report you are reading now--online. Once you sign up for the service, we will send you a link to the report via e-mail. If you choose to receive your reports online, you will not receive a paper copy by mail. You may cancel the service at any time by visiting our Web site.
   Please visit our Web site at www.aimfunds.com and go to "Your AIM Account." Log into your account and then click on the "View Other Account Options" dropdown menu and select "eDelivery."
   If you receive your account statements, fund reports and prospectuses from your financial advisor, rather than directly from AIM, this service is not accessible to you. Ask your financial advisor if his or her firm offers electronic delivery.
--------------------------------------------------------------------------------

          See important fund and index disclosures inside front cover.

                            AIM MUNICIPAL BOND FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION


AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
   AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
   Even within AIM, only people involved with servicing your accounts have access to your information.
   To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [LOCK IMAGE]


  A I M Capital Management, Inc. o A I M Distributors, Inc. o The AIM Family of
         Funds--Registered Trademark-- o AMVESCAP National Trust Company



                             AIM MUNICIPAL BOND FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION


PROTECT YOUR NEST EGG WITH FOUR TAX-TRIMMING STRATEGIES

Are taxes pecking away at your nest egg? There are ways to protect the funds you've carefully set aside for your life's goals--retirement, college for your children and grandchildren, a house or a dream vacation.

IRAs: DEFER, DEDUCT TAXES
One of the best ways to protect your income (and maybe even receive a tax deduction) is to contribute to a Traditional or Roth IRA. Setting up and managing an IRA is simple. For more information, please ask your financial consultant or visit AIM's Web site at www.aimfunds.com.
    To be eligible to make a Traditional IRA contribution, you must be under 70 1/2 and have earned income, or be a non-working spouse.
    If you don't have a pension plan at work, you can deduct up to $2,000 for the maximum allowable yearly IRA contribution. If you're covered by a plan at work, you may still qualify for a full or partial deduction. A married couple with one wage-earner can contribute up to $4,000 (up to $2,000 each) in two IRA accounts. This can help cut your tax bill significantly. For example, if you're in the 15% tax bracket, putting that $4,000 into IRAs can save you $600 in taxes. Even if your contribution is not tax-deductible, it still may be worthwhile to invest in an IRA. Contributions to Traditional IRAs grow tax-deferred until withdrawn.
    The Roth IRA provides another option for individuals with earned income below $110,000 for single filers ($160,000 for couples filing jointly). With a Roth IRA, you make after-tax contributions to your account. Withdrawals from the account are tax-free if the account has been open five years and one of the following conditions applies:

o   The account holder is at least 59 1/2;
o The account holder is buying a home for the first time ($10,000 lifetime maximum);
o   The account holder has become disabled; or
o   The account holder has died.

    AIM's Web site (www.aimfunds.com) offers a Roth IRA Analyzer and a Roth Rollover Calculator.
    Another IRA option allows you to save for a child's college education. The Education IRA allows you to contribute $500 after taxes each year to a special account set up in a child's name.

EMPLOYER PLANS OFFER TAX HELP
Other ways of reducing your tax bill include putting some of your earnings in retirement plans that may be offered by your employer. These include the popular 401(k) and 403(b) plans. 403(b) plans are specifically for employees of public educational institutions such as school systems, universities and medical schools,

THE EARLY BIRD MAY HATCH THE BIGGEST EGG

Whether you're contributing to an IRA or any other investment, the earlier you start, the better. The reason is simple: compounding. Reinvesting your distributions allows your earnings to grow over time. Here are some examples:

o Starting at 25, Susan contributed $2,000 a year to her IRA for 10 years--a total of $20,000--and then allowed the investment to accrue until she turned
    65. She ended up with $611,815 for her retirement.
o Bill started investing at 35. He contributed $2,000 a year to his IRA for 15 years--a total of $30,000--and then allowed the investment to accrue until he turned 65. He had $291,987 for retirement.
o Kate waited until she was 45 to start investing for retirement. She contributed $2,000 a year to her IRA for 20 years--a total of $40,000--and ended up with only $126,005.
    Even though Susan initially contributed the least amount of money to her IRA for the shortest period of time, she ended up with more money at retirement than Bill or Kate because of the power of compounding over time.

                                     [CHART]

===============================
 Susan         Bill        Kate
$  2,200
   4,620
   7,282
  10,210
  13,431
  16,974
  20,872
  25,159
  29,875
  35,062
  38,569    $  2,200
  42,425       4,620
  46,668       7,282
  51,335      10,210
  56,468      13,431
  62,115      16,974
  68,327      20,872
  75,159      25,159
  82,675      29,875
  90,943      35,062
 100,037      40,769   $  2,200
 110,041      47,045      4,620
 121,045      53,950      7,282
 133,149      61,545     10,210
 146,464      69,899     13,431
 161,110      76,889     16,974
 177,222      84,578     20,872
 194,944      93,036     25,159
 214,438     102,340     29,875
 235,882     112,574     35,062
 259,470     123,831     40,769
 285,417     136,214     47,045
 313,959     149,836     53,950
 345,355     164,819     61,545
 379,890     181,301     69,899
 417,879     199,431     79,089
 459,667     219,374     89,198
 505,634     241,312    100,318
 556,197     265,443    112,550
 611,817     291,987    126,005
===============================

                                      SUSAN
                                    $611,815

                                      BILL
                                    $291,987

                                      KATE
                                    $126,005

                                    [GRAPHIC]

Please keep in mind that this is a hypothetical example and not indicative of the performance of any investment, IRA or AIM fund. Results are based on an average annual total return of 10%. Your actual return is not likely to be constant from year to year, and there is no guarantee that a specific rate of return will be achieved. Source: Towers Data Systems HYPO--Registered Trademark--.

                             AIM MUNICIPAL BOND FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION


plus members of 501(c)3 organizations, such as museums, research foundations and religious institutions.
   Contributing to one of these plans can reduce the portion of your income that is subject to federal taxes. For example, if you make $55,000 annually and contribute $5,000 of that to your employer-sponsored retirement plan, you will reduce your taxable income by $5,000. In addition, your employer may match part of your contributions, adding extra impact.

ANNUITIES: ANOTHER OPTION
Have you contributed the maximum amount to your retirement plan? If so, annuities offer another way to grow assets tax-deferred. Offered by life insurance companies, annuities allow you to contribute as much and as often as you like. The larger your annual investments, the more you benefit from tax-deferred compounding. And an annuity includes a guaranteed benefit in case of your death.
   NOTE: With Traditional IRAs, annuities and employer-sponsored plans, payment of taxes on the growth of your investment is deferred until you withdraw it after retirement. At that point income taxes become due, but you could be in a lower tax bracket. There may be tax penalties for withdrawals made before 59 1/2.

MUNI BONDS: DELETING TAXES
Municipal-bond funds generally are exempt from federal income taxes. If you think they're just for the very wealthy, you may want to reconsider. If you are in the 28% tax bracket or above, municipal-bond funds may have a place in your portfolio. They can provide you with a steady stream of current income.
   When you take into consideration the federal tax-exempt status of municipal bonds--and the mutual funds that invest in them--their yields are compelling. The chart below shows how tax-exempt yields compare with taxable-equivalent yields.
   This discussion does not constitute tax advice. Please discuss your situation with your financial advisor and your tax advisor. They can help you choose investments that suit your risk tolerance, financial goals and current circumstances.

IS TAX-EXEMPT INVESTING FOR YOU?

o    Has your federal income tax bill gone up in the past few years?
o    Do your investments provide a significant amount of your income?
o    Do you depend on income from investments to cover current expenses?
o Are you reinvesting your distributions for long-term growth and paying taxes on those distributions?
o Do you contribute the maximum possible to retirement plans offered by your employer?

   If you answered yes to any of these questions, ask your financial consultant about tax-exempt investing.

COMPARING YIELDS SHOWS APPEAL OF TAX-EXEMPT INVESTING

Depending on your income bracket, a tax-exempt bond fund may be more advantageous than a taxable fund. The table shows how the yield on a tax-exempt investment can be as attractive as that of a higher-yielding taxable investment.
   Suppose, for example, you are in the 28% tax bracket and you invest in a municipal-bond fund with a 5% yield. A fund that is subject to federal income taxes would have to have a yield of at least 6.9% to be competitive, as demonstrated in this chart.

TAX-EXEMPT VS. TAXABLE-EQUIVALENT YIELD
at 2000 federal income tax rates*

                                         TAX-EXEMPT YIELD
                           MARGINAL      5%            6%           7%
TAXABLE INCOME             INCOME
(JOINT RETURN)             TAX RATE      TAXABLE-EQUIVALENT YIELD
 $0-$43,850                15%           5.9%         7.1%         8.2%

$43,851-$105,950           28            6.9          8.3          9.7

$105,951-$161,450          31            7.2          8.7         10.1

$161,451-$288,350          36            7.8          9.4         10.9

More than $288,350         39.6          8.3          9.9         11.6

This chart is for illustrative purposes only and is not intended to project the performance of any AIM fund. *A portion of distributions from a federally tax-exempt investment may be subject to state income taxes or the alternative minimum tax.

                             AIM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
January 31, 2001
(Unaudited)

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
ALABAMA-1.00%

Alabama (State of) Public
  School & College
  Authority; Capital
  Improvement Series 1999 C
  RB
  5.75%, 07/01/17             AA    Aa3      $1,400   $  1,497,090
------------------------------------------------------------------
Courtland Industrial
  Development Board
  (Champion International
  Corp. Project); Refunding
  Environmental Improvement
  Series IDR
  6.40%, 11/01/26(b)          --   Baa1       2,315      2,345,674
==================================================================
                                                         3,842,764
==================================================================

ALASKA-0.67%

Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)         AAA    Aaa       2,300      2,369,805
------------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Mortgage
  Program Series RB
  6.88%, 06/01/33            AAA    Aaa         185        188,360
==================================================================
                                                         2,558,165
==================================================================

ARIZONA-1.41%

Arizona (State of)
  Educational Loan
  Marketing Corp.; RB
  6.13%, 09/01/02(b)          --    Aa2       1,900      1,957,057
------------------------------------------------------------------
Pima (County of) Unified
  School District No. 10
  (Amphitheater); School
  Improvement Series 1992 E
  GO
  6.50%, 07/01/05             A+    A2        3,100      3,432,475
==================================================================
                                                         5,389,532
==================================================================

ARKANSAS-0.80%

Little Rock (City of);
  Capital Improvement
  Series B GO
  5.75%, 02/01/06             AA    Aa3       2,000      2,018,880
------------------------------------------------------------------
Van Buren (County of);
  Refunding Sales and Use
  Tax Series 2000 RB
  5.60%, 12/01/25(c)          --    Aaa       1,000      1,042,100
==================================================================
                                                         3,060,980
==================================================================

CALIFORNIA-1.98%

Abag Financing Authority
  for Non-Profit Corps.
  (Lincoln Glen Manor
  Senior Citizens); Series
  2000 COP
  6.10%, 02/15/25             AA    --        1,000      1,086,410
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
CALIFORNIA-(CONTINUED)

Abag Financing Authority
  for Non-Profit Corps.
  (Lytton Gardens Inc.);
  Series 1999 COP
  6.00%, 02/15/19             AA    --       $2,085   $  2,182,849
------------------------------------------------------------------
Abag Financing Authority
  for Non-Profit Corps.
  (Odd Fellows Home of
  California); Series 1999
  COP
  6.00%, 08/15/24             AA    --        1,000      1,068,670
------------------------------------------------------------------
California (State of)
  Educational Facilities
  Authority (Fresno Pacific
  University); Series 2000
  A RB
  6.05%, 03/01/11             --   Baa3       1,350      1,504,872
------------------------------------------------------------------
Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Senior
  Lien Series A RB
  6.00%, 01/01/10(d)(e)      AAA    Aaa         400        459,748
------------------------------------------------------------------
Sacramento (City of)
  California City Financing
  Authority (Senior
  Convention Center Hotel);
  Series 1999 A RB
  6.25%, 01/01/30(f)          --    --          750        736,568
------------------------------------------------------------------
Sacramento (City of)
  California Cogeneration
  Authority (Procter &
  Gamble Project); Series
  1995 RB
  7.00%, 07/01/04            BBB    --          500        548,795
==================================================================
                                                         7,587,912
==================================================================

COLORADO-1.77%

Adams (County of) Colorado
  School District No. 1;
  Unlimited Tax Series 1992
  A GO
  6.63%, 12/01/02(d)(e)      AAA    Aaa         500        532,470
------------------------------------------------------------------
Aurora (City of); Public
  Improvement Series 2000
  COP
  5.50%, 12/01/30(c)         AAA    Aaa       2,000      2,040,900
------------------------------------------------------------------
Colorado Health Facilities
  Authority (National
  Jewish Medical and
  Research Project);
  Hospital Series RB
  5.38%, 01/01/29            BBB    --        1,000        791,770
------------------------------------------------------------------
Colorado (State of) E-470
  Public Highway Authority;
  Series 2000 A RB
  5.75%, 09/01/35(c)         AAA    Aaa       1,000      1,062,540
------------------------------------------------------------------
Highlands Ranch Metro
  District No. 1; Unlimited
  Tax Refunding &
  Improvement Series A GO
  7.30%, 09/01/02(d)(e)      NRR    NRR         500        542,600
------------------------------------------------------------------
Mesa County School District
  No. 51; Series 1989 B COP
  6.88%, 12/01/05(c)         AAA    Aaa       1,465      1,517,418
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
COLORADO-(CONTINUED)

Mountain Village Metro
  District (San Miguel
  County); Refunding
  Unlimited Tax Series GO
  7.95%, 12/01/02(d)(e)      NRR    NRR      $   50   $     54,245
------------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unrefunded
  Balance Unlimited Tax
  Series GO
  7.95%, 12/01/03(f)          --    --          220        228,030
==================================================================
                                                         6,769,973
==================================================================

CONNECTICUT-1.99%

Connecticut (State of);
  General Purpose Public
  Improvement Series 1992-A
  GO
  6.50%, 03/15/02(d)(e)      NRR    NRR       5,500      5,791,335
------------------------------------------------------------------
Connecticut (State of)
  (Bradley International
  Airport); Special
  Obligation Parking Series
  2000 A RB
  6.60%, 07/01/24(b)          A     --        1,000      1,002,300
------------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority; Sub-series
  1996 A-3 RB
  5.95%, 05/15/17             AA    Aa3         800        838,856
==================================================================
                                                         7,632,491
==================================================================

DELAWARE-0.08%

Delaware (State of)
  Economic Development
  Authority (Osteopathic
  Hospital Association);
  Series A RB
  6.75%, 01/01/13(d)          --    Aaa         250        294,805
==================================================================

DISTRICT OF COLUMBIA-0.27%

District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.38%, 07/01/19(c)         AAA    Aaa       1,000      1,026,820
==================================================================

FLORIDA-2.08%

Capital Trust Agency
  (Reliance Community
  Revitalization Project);
  Multi-Family Housing VRD
  Series 1999 B RB
  (Acquired 11/03/00; Cost
  $101,000)
  4.63%, 12/01/32(g)(h)      A-1+   --          101        101,000
------------------------------------------------------------------
Crossings at Fleming Island
  (Community Development
  District Special
  Assessment); Refunding
  Series 2000 B RB
  5.80%, 05/01/16(c)         AAA    Aaa       1,000      1,084,970
------------------------------------------------------------------
Escambia (County of)
  (Champion International
  Corp. Project); PCR
  6.90%, 08/01/22(b)         BBB+  Baa1       1,125      1,164,847
------------------------------------------------------------------
Escambia (County of) Health
  Facilities Authority
  (Health Care Facility
  Loan-Veterans Hospital
  Project); Hospital Series
  2000 RB
  5.95%, 07/01/20(c)          --    Aaa       1,000      1,088,340
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
FLORIDA-(CONTINUED)

Jacksonville (City of)
  Electric Authority; Water
  & Sewer Series 2000 A RB
  5.30%, 10/01/30            AA-    Aa3      $1,000   $    991,060
------------------------------------------------------------------
Miami (City of) Dade County
  Florida Aviation (Miami
  International Airport);
  Series 2000 B RB
  5.75%, 10/01/29(c)         AAA    Aaa       2,000      2,102,480
------------------------------------------------------------------
Miami (City of) Parking
  Facilities; Series 1992 A
  RB
  6.70%, 10/01/01(d)(e)      NRR    NRR       1,120      1,165,976
------------------------------------------------------------------
Plantation (City of) Health
  Facilities Authority
  (Covenant Retirement
  Communities Inc.); Series
  1992 RB
  7.75%, 12/01/02(d)(e)      NRR    NRR         250        273,368
==================================================================
                                                         7,972,041
==================================================================

GEORGIA-0.43%

Georgia (State of) Housing
  and Finance Authority
  (Home Ownership
  Opportunity Program);
  Series C RB
  6.50%, 12/01/11            AA+    Aa2         585        611,372
------------------------------------------------------------------
Savannah (City of) Economic
  Development Authority
  (Hershey Foods Corp.
  Project); Refunding IDR
  6.60%, 06/01/12             A+    --        1,000      1,043,590
==================================================================
                                                         1,654,962
==================================================================

ILLINOIS-8.71%

Berwyn (City of) (Macneal
  Memorial Hospital
  Association Project);
  Hospital Series 1991 RB
  7.00%, 06/01/01(d)(e)      AAA    Aaa       3,250      3,352,017
------------------------------------------------------------------
Chicago (City of);
  Refunding Unlimited Tax
  Series 2000 C GO
  5.50%, 01/01/40(c)         AAA    Aaa       1,750      1,767,867
------------------------------------------------------------------
Chicago (City of) (Cottage
  View Terrace Apartments);
  FHA/GNMA Collateralized
  Multi-Family Housing
  Series 2000 A RB
  6.13%, 02/20/42(b)         AAA    --        1,580      1,611,316
------------------------------------------------------------------
Cook (County of); Unlimited
  Tax Series 1992 B GO
  5.75%, 11/15/02(d)(e)      AAA    Aaa       2,000      2,114,400
------------------------------------------------------------------
Freeport (City of) (Sewer
  System Improvements);
  Unlimited Tax Series 2000
  GO
  6.00%, 12/01/29(c)         AAA    Aaa       1,000      1,075,790
------------------------------------------------------------------
Illinois (State of); Sales
  Tax Series 1991 O RB
  6.50%, 06/15/01(d)(e)      AAA    NRR       1,500      1,546,500
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Adventist
  Health Systems Project);
  Hospital Series 1997 A RB
  6.00%, 11/15/11            AAA    Aaa      $2,500   $  2,826,950
------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (American
  College of Surgeons); VRD
  Series 1996 RB
  (LOC-Northern Trust Co.)
  6.00%, 11/15/11(g)         A-1+   --          668        668,000
------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (CPC
  International Project);
  Refunding PCR
  6.75%, 05/01/16             --    A1        2,000      2,071,840
------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Midwestern
  State University); Series
  1998 B RB
  5.50%, 05/15/18             A     --        1,000        894,700
------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Northwestern
  University); Medium Term
  Series RB
  5.25%, 11/01/14(e)         AA+    Aa1       1,000      1,059,300
------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Robert Morris
  College); Series 2000 RB
  5.80%, 06/01/30(c)          --    Aaa       1,000      1,034,590
------------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (Blessing Hospital);
  Series 1999 A RB
  6.00%, 11/15/19(c)         AAA    Aaa       1,000      1,073,930
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Evangelical
  Hospital Corp.); RB
  6.25%, Refunding Series
    1992 A 04/15/22(d)(e)    NRR    Aaa       1,000      1,136,590
------------------------------------------------------------------
  6.25%, Series 1992 C
    04/15/22(d)(e)           NRR    NRR       1,150      1,302,271
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Franciscan
  Sisters Health Care);
  Series 1992 RB
  6.40%, 09/01/04(d)         AAA    Aaa       2,000      2,176,280
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Memorial
  Hospital); Hospital
  Series 1992 RB
  7.25%, 05/01/02(d)(e)      NRR    NRR         200        212,706
------------------------------------------------------------------
Illinois State University
  (Auxiliary Facilities
  System);
  5.75%, Series 1993 RB
    04/01/14(c)              AAA    Aaa       1,000      1,042,040
------------------------------------------------------------------
  5.75%, Series 1991 RB
    04/01/22                 AA-    Aa3       4,750      4,815,788
------------------------------------------------------------------
Peoria and Pekin and
  Waukegan (Cities of);
  GNMA Collateralized
  Mortgage Series 1990 RB
  7.88%, 08/01/22(b)          AA    --           55         56,371
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
ILLINOIS-(CONTINUED)

Tazewell County Community
  High School District No.
  303 (Pekin); Unlimited
  Tax Series 1996 GO
  5.63%, 01/01/14(c)         AAA    Aaa      $1,435   $  1,501,182
==================================================================
                                                        33,340,428
==================================================================

INDIANA-2.39%

Carmel Retirement Rental
  Housing (Beverly
  Enterprises Project);
  Refunding Series RB
  8.75%, 12/01/08(f)          --    --           85         89,530
------------------------------------------------------------------
East Allen (City of)
  Multi-School Building
  Corp.; First Mortgage
  Series 2000 RB
  5.75%, 01/15/15(c)         AAA    Aaa         735        785,825
------------------------------------------------------------------
Indiana (State of) (Special
  Program); Series 2000 A
  RB
  5.90%, 02/01/14(c)         AAA    Aaa       1,000      1,099,140
------------------------------------------------------------------
Indiana (State of) Housing
  Finance Authority; Series
  B-1 RB
  6.15%, 07/01/17             --    Aaa         145        150,894
------------------------------------------------------------------
Indiana (State of)
  Transportation Finance
  Authority; Highway Series
  2000 RB
  5.38%, 12/01/25             AA    Aa2       2,000      2,011,220
------------------------------------------------------------------
Indiana (State of)
  Transportation Finance
  Authority (Airport Lease
  Facility); Series 1992 A
  RB
  6.25%, 11/01/02(d)(e)      NRR    Aaa         395        420,375
------------------------------------------------------------------
  6.25%, 11/01/16             AA    A1          105        109,435
------------------------------------------------------------------
Indianapolis (City of)
  (Lake Nora and Fox Club
  Project); Series 1999 A
  Multi-Family RB
  5.90%, 10/01/19(c)          --    Aaa       1,795      1,872,759
------------------------------------------------------------------
Indianapolis (City of)
  Thermal Energy System;
  Series 2001 A RB
  5.00%, 10/01/11(c)         AAA    Aaa       2,500      2,619,850
==================================================================
                                                         9,159,028
==================================================================

KANSAS-0.71%

Hutchinson Health Care
  Facilities (Wesley
  Towers); Refunding &
  Improvement Series 1999 A
  RB
  6.25%, 11/15/19(f)          --    --        1,500      1,307,040
------------------------------------------------------------------
Newton (City of) (Newton
  Healthcare Corp.);
  Hospital Series A RB
  7.38%, 11/15/04(d)(e)      NRR    NRR         250        285,780
------------------------------------------------------------------
Overland Park (City of)
  Development Corp.; First
  Tier Series 2001 A RB
  7.38%, 01/01/32(f)          --    --        1,135      1,137,259
==================================================================
                                                         2,730,079
==================================================================

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE

KENTUCKY-1.95%

Jefferson (County of)
  (Beverly Enterprises
  Project); Refunding
  Health Facilities Series
  RB
  5.88%, 05/01/08(f)          --    --       $  595   $    564,810
------------------------------------------------------------------
Kenton (County of) Airport
  Board (Delta Airlines
  Project); Special
  Facilities Series 1992 A
  RB
  7.13%, 02/01/21(b)         BBB-  Baa3       3,635      3,739,361
------------------------------------------------------------------
Mount Sterling (City of);
  Lease Funding Series 1993
  A RB
  6.15%, 03/01/13             --    Aa        3,000      3,155,160
==================================================================
                                                         7,459,331
==================================================================

LOUISIANA-5.44%

Lafayette (City of) Public
  Improvement; Sales Tax
  Series 2000 A
  5.50%, 03/01/23(c)         AAA    Aaa       1,360      1,399,875
------------------------------------------------------------------
Louisiana (State of) Local
  Government Environmental
  Facilities and Community
  Development Authority
  (Capital Projects and
  Equipment Acquisition);
  6.30%, Series 2000 A RB,
    07/01/30(c)              AAA    Aaa       3,000      3,474,090
------------------------------------------------------------------
  6.55%, Series 2000 RB,
    09/01/25                  A     --        6,000      6,014,220
------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Medical Center
  at New Orleans Project);
  RB
  6.13%, 10/15/07(c)         AAA    --        2,775      2,865,021
------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Our Lady of
  the Lake Regional
  Hospital); Refunding
  Hospital Series 1993 C RB
  6.00%, 12/01/01(c)(d)(e)   AAA    Aaa       1,000      1,040,720
------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Tulane
  University of Louisiana);
  RB
  6.00%, 10/01/16(c)         AAA    Aaa       2,500      2,712,350
------------------------------------------------------------------
Ouachita (Parish of)
  Hospital Service District
  No. 1 (Glenwood Regional
  Medical Center);
  Refunding Series 1996 RB
  5.70%, 05/15/16(c)         AAA    Aaa       1,000      1,055,930
------------------------------------------------------------------
St. John Baptist (Parish
  of) Sales Tax District;
  Public Improvement Series
  1987 RB
  7.60%, 01/01/08(d)         NRR    NRR         500        599,635
------------------------------------------------------------------
  7.60%, 01/01/09(d)         NRR    NRR         500        610,315
------------------------------------------------------------------
West Feliciana (Parish of)
  (Gulf States Utilities);
  Series A PCR
  7.50%, 05/01/15            BB+    Ba1       1,000      1,048,010
==================================================================
                                                        20,820,166
==================================================================

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE

MAINE-0.62%

Maine (State of) Education
  Loan Authority; Education
  Loan Series A-2 RB
  6.95%, 12/01/07(b)          --     A       $  770   $    797,943
------------------------------------------------------------------
Maine (State of) Housing
  Authority; Series 1999
  E-1 RB
  5.85%, 11/15/20             AA    Aa2       1,500      1,558,245
==================================================================
                                                         2,356,188
==================================================================

MASSACHUSETTS-3.53%

Massachusetts (State of)
  (Consumer Loans);
  Unlimited Tax Series 1991
  C GO
  7.00%, 08/01/01(d)(e)      NRR    NRR       2,450      2,541,802
------------------------------------------------------------------
Massachusetts (State of)
  Development Finance
  Agency (Briarwood
  Project); Series 2001 B
  RB
  7.88%, 12/01/15(f)          --    --        1,000      1,000,340
------------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Lowell General
  Hospital); Series 1991 A
  RB
  8.40%, 06/01/01(d)(e)      NRR    NRR       3,550      3,676,841
------------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Winchester Hospital);
  Series D RB
  5.80%, 07/01/09(c)         AAA    --        1,000      1,066,610
------------------------------------------------------------------
Massachusetts (State of)
  Housing Finance Agency;
  Single Family Housing
  Series 1994 RB
  6.60%, 12/01/26(b)          A+    Aa        1,845      1,920,553
------------------------------------------------------------------
Massachusetts (State of)
  Industrial Finance Agency
  (Beverly Enterprises);
  Refunding Series RB
  8.00%, 05/01/02(f)          --    --          125        125,865
------------------------------------------------------------------
Massachusetts (State of)
  Municipal Wholesale
  Electric Cooperative
  Power Supply; System
  Series 1992 A RB
  6.75%, 07/01/08(c)         AAA    Aaa       3,000      3,172,950
==================================================================
                                                        13,504,961
==================================================================

MICHIGAN-4.19%

Detroit (City of) School
  District; Unlimited Tax
  Series 1992 GO
  6.00%, 05/01/01(d)(e)      NRR    NRR       1,000      1,026,120
------------------------------------------------------------------
  6.15%, 05/01/01(d)(e)      NRR    NRR       1,300      1,334,411
------------------------------------------------------------------
Flint (City of) Hospital
  Building Authority;
  Hospital Series B RB
  5.38%, 07/01/18(c)          A     --        1,000        935,720
------------------------------------------------------------------
Garden City Hospital
  Finance Authority (Garden
  City Hospital); Hospital
  Refunding Series A RB
  5.63%, 09/01/10             --    Ba3       1,000        837,720
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
MICHIGAN-(CONTINUED)

Lake Orion Community School
  District; Refunding
  Unlimited Tax Series 1994
  GO
  7.00%, 05/01/05(d)(e)      AAA    Aaa      $2,500   $  2,830,550
------------------------------------------------------------------
Lincoln Park (City of)
  School District;
  Unlimited Tax Series 1996
  GO
  6.00%, 05/01/06(d)(e)      AAA    Aaa       1,210      1,339,155
------------------------------------------------------------------
Michigan (State of) Bullock
  Creek School District;
  Unlimited Tax Series 2000
  GO
  5.50%, 05/01/22            AAA    Aaa       1,000      1,026,870
------------------------------------------------------------------
Michigan (State of) Housing
  Development Authority;
  Refunding Rental Housing
  Series A RB
  6.60%, 04/01/12            AA-    --          945        987,459
------------------------------------------------------------------
Michigan (State of)
  Municipal Bond Authority
  (Drinking Water Revolving
  Fund); Series 2000 RB
  5.50%, 10/01/22            AAA    Aaa       1,000      1,029,180
------------------------------------------------------------------
Ypsilanti (City of) School
  District; Refunding
  Unlimited Tax Series 1996
  GO
  5.75%, 05/01/07(d)(e)      AAA    Aaa       4,275      4,686,640
==================================================================
                                                        16,033,825
==================================================================

MINNESOTA-0.28%

Minneapolis (City of)
  (Parking Ramp Project);
  Unlimited Tax Series 2000
  A GO
  5.90%, 12/01/20            AAA    Aaa       1,000      1,077,960
==================================================================

MISSISSIPPI-1.93%

Mississippi (State of)
  Development Board (Panola
  County Hospital); Special
  Obligation Series RB
  5.00%, 07/01/28             A     --        2,500      2,177,025
------------------------------------------------------------------
Mississippi Higher
  Education Assistance
  Corp.; Student Loan
  Sub-Series 1994 C RB
  7.50%, 09/01/09(b)          --     A        5,000      5,229,450
==================================================================
                                                         7,406,475
==================================================================

MISSOURI-0.82%

Kansas City Industrial
  Development Authority
  (General Motors Corp.
  Project); PCR
  6.05%, 04/01/06             A     A3        1,435      1,445,834
------------------------------------------------------------------
Kansas City Municipal
  Assistance Corp. (Truman
  Medical Center Charitable
  Foundation); Leasehold
  Improvement Series 1991 A
  RB
  7.00%, 11/01/01(d)(e)      NRR    NRR         605        620,942
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
MISSOURI-(CONTINUED)

Missouri (State of)
  Environmental Improvement
  and Energy Resources
  Authority; Series 1995 C
  PCR
  5.85%, 01/01/10             --    Aaa      $1,000   $  1,069,930
==================================================================
                                                         3,136,706
==================================================================

NEVADA-1.52%

Boulder (City of) (Boulder
  City Hospital Inc.
  Project); Hospital
  Refunding Series RB
  5.85%, 01/01/22(f)          --    --          500        407,675
------------------------------------------------------------------
Humboldt (County of)
  (Sierra Pacific Project);
  Refunding Series 1987 PCR
  6.55%, 10/01/13(c)         AAA    Aaa       3,000      3,142,860
------------------------------------------------------------------
Las Vegas (City of);
  Refunding 1992 Limited
  Tax GO
  6.50%, 04/01/02(d)(e)      AAA    Aaa       1,000      1,053,080
------------------------------------------------------------------
Reno Redevelopment Agency;
  Refunding Sub-Series A
  Tax Allocation Notes
  6.00%, 06/01/10             --   Baa3       1,185      1,225,385
==================================================================
                                                         5,829,000
==================================================================

NEW JERSEY-3.45%

Hudson (County of)
  Correctional Facility;
  Refunding Series 1992 COP
  6.60%, 12/01/21(c)         AAA    Aaa       1,250      1,294,037
------------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Atlantic City Sewer
  Co.); Sewer Facility
  Series 1991 RB
  7.25%, 12/01/11(b)(f)       --    --        1,540      1,583,505
------------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Continental Airlines
  Inc. Project); Specialty
  Facilities
  6.40%, Series 1999 RB,
    09/15/23(b)               BB    Ba2       4,000      3,802,880
------------------------------------------------------------------
  6.25%, Series 1999 RB,
    09/15/29(b)               BB    Ba2       2,250      2,068,268
------------------------------------------------------------------
  7.00%, Series 2000 RB,
    11/15/30(b)               BB    Ba2       4,000      4,032,520
------------------------------------------------------------------
New Jersey City Economic
  Development Authority
  (Franciscan Oaks
  Project); First Mortgage
  Series RB
  5.70%, 10/01/17(f)          --    --          500        417,200
==================================================================
                                                        13,198,410
==================================================================

NEW MEXICO-1.30%

Las Cruces South Central
  Solid Waste Authority;
  Environmental Services RB
  5.65%, 06/01/09             --    A3          575        600,444
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
NEW MEXICO-(CONTINUED)

Los Alamos (County of);
  Utility Series A RB
  6.00%, 07/01/15(c)         AAA    Aaa      $2,000   $  2,116,280
------------------------------------------------------------------
Santa Fe (City of); Series
  1994 A RB
  6.25%, 06/01/04(d)(e)      AAA    Aaa       2,100      2,264,472
==================================================================
                                                         4,981,196
==================================================================

NEW YORK-10.44%

Metropolitan Transportation
  Authority; Dedicated Tax
  Fund Series 2000 A RB
  5.88%, 04/01/25(c)         AAA    Aaa       1,500      1,591,965
------------------------------------------------------------------
New York (City of); GO
  8.25%, Unlimited Tax
    Series 1991 F
    11/15/01(d)(e)           AAA    Aaa       2,000      2,105,280
------------------------------------------------------------------
  7.65%, Unlimited Tax
    Series 1992 F
    02/01/02(d)(e)           NRR    Aaa       4,775      5,048,178
------------------------------------------------------------------
  7.00%, Unlimited Tax
    Series H
    02/01/02(d)(e)           NRR    NRR         350        367,650
------------------------------------------------------------------
  7.20%, Unlimited Tax
    Series H
    02/01/02(d)(e)           NRR    NRR         390        410,420
------------------------------------------------------------------
    02/01/15                  A     A2          110        114,735
------------------------------------------------------------------
  7.70%, Unlimited Tax
    Series D
    02/01/02(d)(e)           NRR    Aaa       1,970      2,083,649
------------------------------------------------------------------
    02/01/09                  A     A2           30         31,558
------------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/02(d)(e)       NRR    Aaa       1,990      2,122,136
------------------------------------------------------------------
  7.38%, Unlimited Tax
    Series B1
    08/15/04(d)(e)           NRR    Aaa         500        566,055
------------------------------------------------------------------
  6.25%, Unlimited Tax
    Series A 08/01/17         A     A2        3,035      3,261,957
------------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/17              A     A2           10         10,531
------------------------------------------------------------------
  7.00%, Unlimited Tax
    Series 1991 B
    02/01/18(c)              AAA    Aaa         830        862,254
------------------------------------------------------------------
  7.00%, Unlimited Tax
    Series 1991 B
    02/01/02(d)(e)           AAA    Aaa         170        178,658
------------------------------------------------------------------
New York (City of)
  Industrial Development
  Agency (The Lighthouse
  Inc. Project); Series
  1992 IDR (LOC-Chase
  Manhattan Bank)
  6.50%, 07/01/02(d)(e)      NRR    NRR       1,500      1,592,280
------------------------------------------------------------------
New York (City of)
  Municipal Water Finance
  Authority; Water & Sewer
  Systems
  5.75%, Series 1997 B RB
    06/15/29                  AA    Aa3       3,850      3,994,529
------------------------------------------------------------------
  5.00%, Series 1987 A RB
    06/15/17                  AA    Aa3       1,350      1,348,421
------------------------------------------------------------------
  5.50%, Series 1996 A RB
    06/15/24(c)              AAA    Aaa       1,000      1,020,340
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
NEW YORK-(CONTINUED)

New York (State of) Dorm
  Authority (City
  University System);
  Series 1990 C RB
  6.00%, 07/01/16            BBB+  Baa1      $  365   $    365,715
------------------------------------------------------------------
New York (State of) Dorm
  Authority (State
  University Educational
  Facilities); Series A RB
  6.50%, 05/15/06             A     A3        1,000      1,120,340
------------------------------------------------------------------
New York (State of)
  Environmental Facilities
  Corp.; Water Revenue
  Series 1991 E PCR
  6.88%, 06/15/01(d)(e)      AAA    Aaa       2,300      2,375,394
------------------------------------------------------------------
  6.88%, 06/15/10            AAA    Aaa       1,100      1,133,737
------------------------------------------------------------------
New York (State of) Urban
  Development Corp.
  (Correctional Capital
  Facilities); Series
  1991-3 RB
  7.38%, 01/01/02(d)(e)      NRR    Aaa       7,850      8,290,228
==================================================================
                                                        39,996,010
==================================================================

NORTH CAROLINA-1.52%

North Carolina Eastern
  Municipal Power Agency;
  Series A RB
  6.13%, 01/01/10(c)         AAA    Aaa       1,500      1,709,040
------------------------------------------------------------------
North Carolina Housing
  Finance Agency; Single
  Family- Series II RB
  6.20%, 03/01/16             AA    Aa2         570        600,244
------------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project);
  7.25%, Refunding RB
    01/01/07                 BBB+  Baa1       2,890      3,223,477
------------------------------------------------------------------
  6.50%, Series 1990 RB
    01/01/10(c)(d)           AAA    Aaa         260        297,796
==================================================================
                                                         5,830,557
==================================================================

OHIO-1.97%

Cleveland (City of) Parking
  Facilities; Improvement
  Series RB
  8.00%, 09/15/02(d)(e)      NRR    NRR         500        543,715
------------------------------------------------------------------
Fairfield (City of) School
  District; Unlimited Tax
  Series 1995 GO
  6.10%, 12/01/15(c)         AAA    Aaa       1,000      1,061,030
------------------------------------------------------------------
Findlay (City of); Limited
  Tax Series 1996 GO
  5.88%, 07/01/17            AA-    Aa3       1,000      1,067,560
------------------------------------------------------------------
Lake Ohio School District;
  Unlimited Tax Series 2000
  GO
  5.75%, 12/01/26(c)         AAA    Aaa       2,500      2,628,075
------------------------------------------------------------------
Montgomery (County of) Ohio
  Hospital Authority
  (Grandview Hospital &
  Medical Center);
  Refunding Hospital Series
  RB
  5.50%, 12/01/09(d)(e)      NRR    NRR       1,000      1,092,640
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
OHIO-(CONTINUED)

Ohio Department of
  Transportation (Panhandle
  Rail Line Project);
  Series 1992 COP
  6.50%, 04/15/12(c)         AAA    Aaa      $1,100   $  1,151,612
==================================================================
                                                         7,544,632
==================================================================

OKLAHOMA-2.15%

Mustang Improvement Utility
  Authority; Series 1999 RB
  5.70%, 10/01/19(c)          --    Aaa       1,500      1,583,280
------------------------------------------------------------------
Oklahoma Development
  Finance Authority (St.
  John Health System);
  Refunding Series 1999 RB
  5.75%, 02/15/18             AA    Aa3         675        706,914
------------------------------------------------------------------
  5.75%, 02/15/25             AA    Aa3       1,750      1,822,450
------------------------------------------------------------------
Tulsa (City of) Industrial
  Authority (St. Johns
  Medical Center Project);
  Hospital Series 1994 RB
  6.25%, 02/15/06(d)(e)      NRR    NRR       2,000      2,212,680
------------------------------------------------------------------
Tulsa (City of) Industrial
  Authority (Tulsa Regional
  Medical Center); Hospital
  Series RB
  7.20%, 06/01/03(d)(e)      AAA    NRR         500        548,335
------------------------------------------------------------------
Tulsa Public Facilities
  Authority-Capital
  Improvements-Water
  System; Series 1988 B RB
  6.00%, 03/01/08             A+    --        1,305      1,377,454
==================================================================
                                                         8,251,113
==================================================================

OREGON-0.89%

Cow Creek Band Umpqua Tribe
  of Indians; Series B RB
  5.10%, 07/01/12(c)         AAA    Aaa       1,000      1,030,400
------------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A RB
  6.20%, 06/01/04(d)(e)      AAA    NRR       1,200      1,302,744
------------------------------------------------------------------
  6.25%, 06/01/04(d)(e)      AAA    NRR       1,000      1,087,160
==================================================================
                                                         3,420,304
==================================================================

PENNSYLVANIA-1.52%

Allegheny (County of) Port
  Authority; Special
  Revenue Transportation
  Series 1999 RB
  6.13% 03/01/29(c)          AAA    Aaa       1,000      1,078,570
------------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Pennsburg
  Nursing & Rehabilitation
  Center); Series 1993 RB
  7.63%, 03/31/04(d)(e)      NRR    Aaa         100        113,989
------------------------------------------------------------------
Pennsylvania (State of);
  Unlimited Tax Third
  Series GO
  6.75%, 11/15/13(c)         AAA    Aaa       1,250      1,376,662
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
PENNSYLVANIA-(CONTINUED)

Pennsylvania Economic
  Development Finance
  Authority (Colver
  Project); Resource
  Recovery Series 1994 D RB
  7.05%, 12/01/10(b)         BBB-   --       $2,900   $  3,000,021
------------------------------------------------------------------
Scranton-Lackawanna Health
  & Welfare Authority
  (Moses Taylor Hospital
  Project); Series 1991 B
  RB
  8.50%, 07/01/01(d)(e)      AAA    NRR         250        260,058
==================================================================
                                                         5,829,300
==================================================================

PUERTO RICO-0.36%

Puerto Rico (Commonwealth
  of) Electric Power
  Authority; Series 1991 P
  RB
  7.00%, 07/01/01(d)(e)      AAA    Aaa       1,325      1,372,038
==================================================================

RHODE ISLAND-0.62%

Rhode Island Depositors
  Economic Protection
  Corp.; Special Obligation
  Series 1992 A RB
  6.95%, 08/01/02(d)(e)      AAA    Aaa       1,250      1,336,150
------------------------------------------------------------------
Rhode Island Housing and
  Mortgage Finance Corp.;
  Homeownership Opportunity
  Series 15 B RB
  6.00%, 10/01/04            AA+    Aa2       1,000      1,053,070
==================================================================
                                                         2,389,220
==================================================================

SOUTH CAROLINA-0.55%

Piedmont Municipal Power
  Agency; Refunding
  Electric Series A RB
  5.75%, 01/01/24            BBB-  Baa3       1,150      1,104,713
------------------------------------------------------------------
South Carolina (State of)
  Jobs Economic Development
  Authority (Palmetto
  Health Alliance);
  Hospital Facilities
  Improvement Series 2000 A
  RB
  7.13%, 12/15/15            BBB   Baa1       1,000        994,900
==================================================================
                                                         2,099,613
==================================================================

SOUTH DAKOTA-0.56%

Aberdeen (City of) School
  District No. 6-1;
  Unlimited Tax Series 2000
  GO
  5.45%, 01/01/26(c)         AAA    Aaa       2,000      2,033,580
------------------------------------------------------------------
South Dakota Health and
  Educational Facility
  Authority (Huron Regional
  Medical Center); Series
  1994 RB
  7.25%, 04/01/20            BBB    --          100        102,570
==================================================================
                                                         2,136,150
==================================================================

TENNESSEE-0.95%

Franklin Industrial
  Development Board
  (Landings Apartment
  Project); Multifamily
  Housing Series A RB
  5.75%, 04/01/10(c)         AAA    Aaa         975      1,028,001
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
TENNESSEE-(CONTINUED)

Robertson and Sumner
  (Counties of) White House
  Utilities District; Water
  and Sewer Series 2000 RB
  6.00%, 01/01/26             --    Aaa      $1,000   $  1,068,890
------------------------------------------------------------------
Shelby County Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines); Health Care
  Facilities Series A RB
  6.25%, 11/15/16(f)          --    --        1,000        830,500
------------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Homeownership Progressive
  Series Q RB
  6.80%, 07/01/17             AA    Aa2         675        698,342
==================================================================
                                                         3,625,733
==================================================================

TEXAS-20.78%

Allen Independent School
  District; Unlimited Tax
  Refunding Series 2000 GO
  5.95%, 02/15/25(c)         AAA    Aaa       1,600      1,689,104
------------------------------------------------------------------
Arlington (City of)
  Independent School
  District; Unlimited Tax
  Series 1995 GO
  5.75%, 02/15/05(d)(e)      NRR    Aaa         705        755,612
------------------------------------------------------------------
  5.75%, Unrefunded Balance
    02/15/21                  --    Aaa         295        301,360
------------------------------------------------------------------
Austin (City of); Utility
  System Combined Fee
  Refunding Series 1991 RB
  6.50%, 05/15/01(d)(e)      AAA    Aaa       1,380      1,419,330
------------------------------------------------------------------
Austin Community College
  District; Combined Fee
  Revenue Building and
  Refunding Series 1995 RB
  6.10%, 02/01/05(d)(e)      AAA    Aaa       1,115      1,208,660
------------------------------------------------------------------
Austin Hotel Occupancy Tax;
  Refunding Sub. Lien 1999
  Series RB
  5.80%, 11/15/29(c)         AAA    Aaa       1,000      1,041,050
------------------------------------------------------------------
Bellville (City of)
  Independent School
  District; Unlimited Tax
  Series 1995 GO
  6.13%, 02/01/06(d)(e)      NRR    Aaa         535        588,489
------------------------------------------------------------------
  6.13%, Unrefunded Balance
    02/01/20                  --    Aaa         295        308,567
------------------------------------------------------------------
Bexar (County of) Housing
  Finance Corp. (Dymaxion &
  Marrach Park Apartments);
  Multifamily Housing
  Series 2000 A RB
  6.10%, 08/01/30(c)          --    Aaa       1,000      1,031,670
------------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan
  Services Corp.); Series A
  RB
  5.38%, 01/01/22(c)         AAA    Aaa       2,000      2,008,620
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Brazos Higher Education
  Loan Authority Inc.;
  Refunding Series 1992 C-1
  RB
  6.30%, 11/01/01(b)          --    Aaa      $  325   $    331,175
------------------------------------------------------------------
  6.45%, 11/01/02(b)          --    Aaa       1,135      1,175,179
------------------------------------------------------------------
Carrollton (City of);
  Limited Tax Series 1996
  GO
  5.75%, 08/15/06(d)(e)      NRR    NRR       1,000      1,088,590
------------------------------------------------------------------
Carrollton (City of)
  Farmers Branch
  Independent School
  District; Unlimited Tax
  Series 2000 GO
  5.00%, 02/15/18            AAA    Aaa       2,330      2,314,133
------------------------------------------------------------------
Comal (County of)
  Independent School
  District; Unlimited Tax
  Refunding Series 1999 GO
  5.75%, 08/01/28(c)          --    Aaa       1,000      1,033,890
------------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Refunding and
  Improvement Series RB
  5.35%, 04/01/14             AA    Aa2       1,000      1,029,370
------------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Series A RB
  6.00%, 10/01/01(d)(e)      NRR    NRR       2,030      2,094,960
------------------------------------------------------------------
De Soto (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series GO
  5.13%, 08/15/17(c)         AAA    --        1,000      1,000,000
------------------------------------------------------------------
Georgetown (City of);
  Utility System Series
  1995 A RB
  6.20%, 08/15/05(d)(e)      AAA    Aaa       1,500      1,644,510
------------------------------------------------------------------
Grapevine (City of);
  Limited Tax Series 2000
  COP
  5.88%, 08/15/26(c)         AAA    Aaa       1,610      1,693,285
------------------------------------------------------------------
Harris County; Toll Road
  Unlimited Tax and Sub.
  Lien Refunding Series
  1991 GO
  6.75%, 08/01/14            AA+    Aa1       3,850      3,989,639
------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Saint Luke's
  Episcopal Hospital
  Project); Series 1991 RB
  6.70%, 02/15/03(d)(e)      AAA    NRR       1,000      1,059,080
------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Texas Childrens
  Hospital Project);
  Hospital Series 1999 A RB
  5.25%, 10/01/29             AA    Aa2       2,000      1,900,520
------------------------------------------------------------------
Harris County Mental Health
  and Mental Retardation
  Authority; Refunding
  Series 1992 RB
  6.25%, 09/15/10(c)         AAA    Aaa       4,500      4,658,355
------------------------------------------------------------------
Houston (City of); Airport
  Sub. Lien Series 2000 B
  RB
  5.50%, 07/01/30(c)         AAA    Aaa       1,000      1,017,570
------------------------------------------------------------------
Houston (City of); Limited
  Tax Series 1992 C GO
  6.25%, 03/01/02(d)(e)      NRR    NRR       1,470      1,514,806
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Houston (City of); Water
  and Sewer System Series
  1997 C RB
  5.38%, 12/01/27(c)         AAA    Aaa      $2,495   $  2,500,888
------------------------------------------------------------------
Hurst, Euless, Bedford,
  Texas Independent School
  District;
  6.50%, Refunding
    Unlimited Tax Series
    1994 GO 08/15/04(d)(e)   AAA    Aaa         640        698,304
------------------------------------------------------------------
  6.50%, Unrefunded
    Unlimited Tax Series
    1994 GO 08/15/24(c)      AAA    Aaa         360        376,196
------------------------------------------------------------------
Katy (City of) Independent
  School District; Limited
  Tax Series 1999 GO
  6.13%, 02/15/32            AAA    Aaa       1,500      1,592,115
------------------------------------------------------------------
Keller (City of)
  Independent School
  District; Series 1994 COP
  6.00%, 08/15/05(c)         AAA    Aaa       1,000      1,087,680
------------------------------------------------------------------
Killeen (City of); Limited
  Tax Series 2000 GO
  5.38%, 08/01/30(c)         AAA    Aaa       1,000        991,950
------------------------------------------------------------------
Little Elm (City of)
  Independent School
  District; Unlimited Tax
  Refunding Series
  6.00%, Series 1999 GO
    08/15/35                 AAA    --        2,500      2,625,775
------------------------------------------------------------------
  6.13%, Series 2000 GO
    08/15/35                 AAA    --        1,000      1,064,150
------------------------------------------------------------------
Lockhart (City of) Tax and
  Utility Systems;
  Unlimited Tax Series 1996
  GO
  5.85%, 08/01/11(c)         AAA    Aaa         605        648,276
------------------------------------------------------------------
  5.90%, Refunding
    08/01/06(d)(e)           AAA    Aaa       1,100      1,207,756
------------------------------------------------------------------
Matagorda (County of)
  Navigation District No. 1
  (Reliant Energy Project);
  Refunding Series 1999 B
  IDR
  5.95%, 05/01/30(b)         BBB   Baa1       2,250      2,119,433
------------------------------------------------------------------
North Central Texas Health
  Facilities Development
  Corp. (CC Young Memorial
  Project); Hospital Series
  RB
  5.38%, 02/15/25(c)          A     --        1,000        928,170
------------------------------------------------------------------
North Texas Higher
  Education Authority Inc.;
  Student Loan RB
  6.10%, Series 1993 C
    04/01/08(b)               --    Aa        1,000      1,036,190
------------------------------------------------------------------
  6.30%, Series 1993 D
    04/01/09(b)               --     A          500        516,880
------------------------------------------------------------------
Northside Independent
  School District;
  Unlimited Tax Series 1999
  A GO
  5.50%, 08/15/24            AAA    Aaa       1,000      1,014,250
------------------------------------------------------------------
Pflugerville (City of)
  Independent School
  District; Unlimited Tax
  Series 2000 GO
  5.50%, 08/15/23            AAA    Aaa       1,615      1,643,731
------------------------------------------------------------------
Plano (City of); Limited
  Tax Series 2000 GO
  5.88%, 09/01/19            AAA    Aaa         850        911,345
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Plano (City of) Independent
  School District;
  Unlimited Tax Series 1991
  B GO
  5.63%, 02/15/01(d)(e)      AAA    Aaa      $2,500   $  2,501,550
------------------------------------------------------------------
Richardson (City of); Hotel
  Occupancy Limited Tax
  Series 2000 A COP
  5.75%, 12/15/21(c)         AAA    Aaa       2,000      2,085,740
------------------------------------------------------------------
Richardson (City of)
  Hospital Authority
  (Richardson Medical
  Center); Hospital
  Unrefunded Balance Series
  1993 RB
  6.50%, 12/01/12            BBB+  Baa2         945        957,342
------------------------------------------------------------------
  6.75%, 12/01/23            BBB+  Baa2       1,000        989,550
------------------------------------------------------------------
San Antonio (City of)
  Independent School
  District; Unlimited Tax
  Series 1999 GO
  5.50%, 08/15/24            AAA    Aaa       3,500      3,549,875
------------------------------------------------------------------
Spring Branch Independent
  School District; Limited
  Tax Series 2000 GO
  5.75%, 02/01/24(c)         AAA    Aaa       1,700      1,768,918
------------------------------------------------------------------
Texas (State of); Veteran's
  Land Unlimited Tax Series
  1994 GO
  6.40%, 12/01/24(b)          AA    Aa1       2,000      2,093,320
------------------------------------------------------------------
Texas (State of) Department
  of Housing and Community
  Affairs (Asmara Project);
  Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16             A     --          310        330,407
------------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health and Mental
  Retardation); Series 1996
  RB
  6.20%, 09/01/16            BBB+   --          735        746,481
------------------------------------------------------------------
Texas National Research
  Laboratory Community
  Financing Corp.
  (Superconducting Super
  Collider); Refunded
  Series 1991 RB
  7.10%, 12/01/01(d)(e)      AAA    Aaa         600        629,988
------------------------------------------------------------------
Tyler Health Facilities
  Development Corp. (Mother
  Frances Hospital);
  Hospital Series A RB
  5.63%, 07/01/13             --   Baa2       1,000        890,140
------------------------------------------------------------------
United Independent School
  District; Unlimited Tax
  Series 2000 GO
  5.13%, 08/15/26            AAA    Aaa       1,000        974,280
------------------------------------------------------------------
University of Texas; Series
  1999 B RB
  5.70%, 08/15/20            AAA    Aaa       1,000      1,050,220
------------------------------------------------------------------
Victoria (County of) (Texas
  Hospital Citizens Medical
  Center); RB
  6.20%, 01/01/10(c)         AAA    Aaa       1,000      1,072,420
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Weatherford (City of)
  Independent School
  District; Unlimited Tax
  Series 1994 GO
  6.40%, 02/15/05(d)(e)      NRR    Aaa      $  900   $    986,265
------------------------------------------------------------------
  6.40%, 02/15/12(c)          --    Aaa         100        107,269
==================================================================
                                                        79,594,378
==================================================================

UTAH-1.71%

Intermountain Power Agency
  (Utah Power Supply);
  Series 1986 B RB
  5.00%, 07/01/16             A+    A1        3,150      3,129,808
------------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); RB
  5.75%, 10/01/27            BBB    --        1,000        963,000
------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Federally
  Insured Term Sub. Single
  Family Mortgage RB
  6.30%, Sub-Series 1994
    E-1, 07/01/06            AA-    --          200        210,432
------------------------------------------------------------------
  7.15%, Sub-Series 1994
    G-1, 07/01/06            AA-    A1           90         95,153
------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage RB
  6.05%, Series 1994 C
    07/01/06                  --    Aa3         295        308,788
------------------------------------------------------------------
  6.45%, Series G-2
    07/01/27(b)              AAA    Aaa         780        808,907
------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage
  Sub-Series 2000 B-1 RB
  6.00%, 07/01/10(b)         AA-    Aa3       1,000      1,033,640
==================================================================
                                                         6,549,728
==================================================================

VERMONT-0.28%

Vermont (State of)
  Educational and Health
  Buildings Financing
  Agency (Fletcher Allen
  Health); Hospital Series
  2000 A RB
  6.00%, 12/01/23(c)         AAA    Aaa       1,000      1,069,760
==================================================================

VIRGIN ISLANDS-0.79%

Virgin Islands Public
  Finance Authority;
  Matching Fund Loan Notes
  Series 1992 A RB
  7.25%, 10/01/02(d)(e)      AAA    NRR       1,000      1,082,870
------------------------------------------------------------------
Virgin Islands Territory
  (Hugo Insurance Claims
  Fund); Special Tax Bond
  Series 1991
  7.75%, 10/01/01(d)(e)      NRR    NRR       1,875      1,956,825
==================================================================
                                                         3,039,695
==================================================================

VIRGINIA-0.07%

Covington-Alleghany (County
  of) Industrial
  Development Authority
  (Beverly Enterprises);
  Refunding Series RB
  9.38%, 09/01/01(f)          --    --           15         15,122
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
VIRGINIA-(CONTINUED)

Virginia (State of) Housing
  Development Authority;
  Commonwealth Mortgage
  Series A RB
  7.10%, 01/01/17            AA+    Aa1      $  250   $    257,533
==================================================================
                                                           272,655
==================================================================

WASHINGTON-1.79%

Clark (County of) School
  District No. 117;
  Unlimited Tax Series 1995
  GO
  6.00%, 12/01/05(d)(e)      AAA    Aaa       1,000      1,090,980
------------------------------------------------------------------
King (County of); Unlimited
  Tax GO
  5.50%, 07/01/07(d)         AAA    Aaa         500        542,285
------------------------------------------------------------------
King (County of) Washington
  Sewer Authority; Series
  1999 RB
  5.50%, 01/01/22(c)         AAA    Aaa       1,000      1,022,170
------------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  No. 1; Electric Series B
  RB
  6.30%, 01/01/17             A-     A        1,400      1,488,858
------------------------------------------------------------------
Washington State Public
  Power Supply System
  (Nuclear Project No. 1);
  Refunding Series A RB
  5.75%, 07/01/12(c)         AAA    Aaa       2,000      2,142,140
------------------------------------------------------------------
West Richland (City of);
  Water & Sewer Refunding
  Series RB
  7.00%, 12/01/04(d)(e)      AAA    Aaa         500        557,895
==================================================================
                                                         6,844,328
==================================================================

WISCONSIN-1.11%

Wisconsin Health and
  Educational Facilities
  Authority (Sinai
  Samaritan Medical
  Center); Series 1996 F RB
  5.75%, 08/15/16(c)         AAA    Aaa       1,500      1,574,625
------------------------------------------------------------------
Wisconsin Health and
  Educational Facility
  Authority (Sisters of
  Sorrowful Mother); Series
  1997 A RB
  5.90%, 08/15/24(c)         AAA    Aaa       2,500      2,603,625
------------------------------------------------------------------
Wisconsin Housing and
  Economic Development
  Authority; Home Ownership
  Series 1994 E RB
  7.35%, 01/01/17             AA    Aa2          70         72,631
==================================================================
                                                         4,250,881
==================================================================

WYOMING-0.62%

Laramie (County of)
  (Memorial Hospital
  Project); Hospital Series
  RB
  6.70%, 05/01/12(c)         AAA    Aaa         250        264,875
------------------------------------------------------------------
Natrona (County of) Wyoming
  Medical Center; RB
  6.00%, 09/15/11(c)         AAA    Aaa       1,000      1,085,730
------------------------------------------------------------------

                              RATINGS(a)      PAR        MARKET
                             S&P   MOODY'S   (000)       VALUE
WYOMING-(CONTINUED)

Sweetwater (County of)
  (Idaho Power Company
  Project); Refunding
  Series 1996 A PCR
  6.05%, 07/15/26             A     A3       $1,000   $  1,028,890
==================================================================
                                                         2,379,495
==================================================================
TOTAL INVESTMENTS (Cost
  $357,301,206)-98.00%                                 375,319,788
==================================================================
OTHER ASSETS LESS
  LIABILITIES-2.00%                                      7,654,411
==================================================================
NET ASSETS-100.00%                                    $382,974,199
__________________________________________________________________
==================================================================

Investment Abbreviations:

COP   - Certificates of Participation
FHA   - Federal Housing Administration
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
LOC   - Letter of Credit
NRR   - Not Re-Rated
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
Sub.  - Subordinate
VRD   - Variable Rate Demand
GNMA  - Government National Mortgage Association

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security.
(b)  Security subject to the alternative minimum tax.
(c) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(d)  Secured by an escrow fund of U.S. Treasury obligations.
(e) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g) Demand security, payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 01/31/01.
(h) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144a under the Securities Act of 1933, as amended. The market value of this security at 01/31/01 was $101,000, which represented 0.03% of the Fund's net assets.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $357,301,206)                                 $375,319,788
------------------------------------------------------------
Receivables for:
  Investments sold                                 2,202,900
------------------------------------------------------------
  Fund shares sold                                 4,286,793
------------------------------------------------------------
  Interest                                         6,576,102
------------------------------------------------------------
Investment for deferred compensation plan             76,193
------------------------------------------------------------
Other assets                                          23,511
============================================================
    Total assets                                 388,485,287
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            3,632,006
------------------------------------------------------------
  Fund shares reacquired                             684,554
------------------------------------------------------------
  Dividends                                          704,280
------------------------------------------------------------
  Deferred compensation plan                          76,193
------------------------------------------------------------
Accrued advisory fees                                146,512
------------------------------------------------------------
Accrued administrative services fees                   8,175
------------------------------------------------------------
Accrued distribution fees                            154,855
------------------------------------------------------------
Accrued trustees' fees                                   594
------------------------------------------------------------
Accrued transfer agent fees                           24,736
------------------------------------------------------------
Accrued operating expenses                            79,183
============================================================
    Total liabilities                              5,511,088
============================================================
Net assets applicable to shares outstanding     $382,974,199
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $297,391,958
____________________________________________________________
============================================================
Class B                                         $ 74,408,437
____________________________________________________________
============================================================
Class C                                         $ 11,173,804
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           37,223,689
____________________________________________________________
============================================================
Class B                                            9,299,584
____________________________________________________________
============================================================
Class C                                            1,398,905
____________________________________________________________
============================================================
Class A:
  Net asset value price per share               $       7.99
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.99 divided by
      95.25%)                                   $       8.39
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       8.00
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       7.99
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the six months ended January 31, 2001
(Unaudited)

INVESTMENT INCOME:

Interest                                         $11,086,927
============================================================

EXPENSES:

Advisory fees                                        841,457
------------------------------------------------------------
Administrative services fees                          47,114
------------------------------------------------------------
Custodian fees                                         8,439
------------------------------------------------------------
Distribution fees -- Class A                         362,992
------------------------------------------------------------
Distribution fees -- Class B                         352,945
------------------------------------------------------------
Distribution fees -- Class C                          47,275
------------------------------------------------------------
Transfer agent fees -- Class A                        80,335
------------------------------------------------------------
Transfer agent fees -- Class B                        20,972
------------------------------------------------------------
Transfer agent fees -- Class C                         2,809
------------------------------------------------------------
Trustees' fees                                         4,078
------------------------------------------------------------
Other                                                161,200
============================================================
    Total expenses                                 1,929,616
============================================================
Less: Expenses paid indirectly                        (3,957)
============================================================
    Net expenses                                   1,925,659
============================================================
Net investment income                              9,161,268
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                        (377,903)
============================================================
Change in net unrealized appreciation of
  investment securities                            7,790,367
============================================================
Net gain from investment securities                7,412,464
============================================================
Net increase in net assets resulting from
  operations                                     $16,573,732
____________________________________________________________
============================================================

See Notes to Financial Statements.
 18

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2001, the seven months ended July 31, 2000 and the year ended December 31, 1999
(Unaudited)

                                                               SIX MONTHS    SEVEN MONTHS
                                                                 ENDED          ENDED        YEAR ENDED
                                                              JANUARY 31,      JULY 31,     DECEMBER 31,
                                                                  2001           2000           1999
                                                              ------------   ------------   ------------
OPERATIONS:

  Net investment income                                       $  9,161,268   $10,797,233    $ 19,807,361
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (377,903)   (6,118,133)     (3,713,985)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        7,790,367     9,924,682     (26,831,659)
========================================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                16,573,732    14,603,782     (10,738,283)
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (7,447,828)   (8,732,079)    (16,158,034)
--------------------------------------------------------------------------------------------------------
  Class B                                                       (1,541,119)   (1,770,019)     (3,218,044)
--------------------------------------------------------------------------------------------------------
  Class C                                                         (205,761)     (222,272)       (435,134)
--------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                               --            --        (288,606)
--------------------------------------------------------------------------------------------------------
  Class B                                                               --            --         (67,461)
--------------------------------------------------------------------------------------------------------
  Class C                                                               --            --          (9,104)
--------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        8,205,700   (14,365,926)     (8,643,725)
--------------------------------------------------------------------------------------------------------
  Class B                                                        5,635,977    (5,621,856)      5,334,838
--------------------------------------------------------------------------------------------------------
  Class C                                                        2,721,183    (1,486,944)        857,965
========================================================================================================
    Net increase (decrease) in net assets                       23,941,884   (17,595,314)    (33,365,588)
========================================================================================================

NET ASSETS:

  Beginning of period                                          359,032,315   376,627,629     409,993,217
========================================================================================================
  End of period                                               $382,974,199   $359,032,315   $376,627,629
________________________________________________________________________________________________________
========================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $376,090,430   $359,527,570   $381,002,296
--------------------------------------------------------------------------------------------------------
  Undistributed net investment income                              (40,974)       (7,534)        (80,397)
--------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (11,093,838)  (10,715,935)     (4,597,802)
--------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              18,018,581    10,228,214         303,532
========================================================================================================
                                                              $382,974,199   $359,032,315   $376,627,629
________________________________________________________________________________________________________
========================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
January 31, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income are declared daily and paid monthly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

     The Fund has a capital loss carryforward of $10,715,935 as of July 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.

E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2001, AIM was paid $47,114 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2001, AFS was paid $58,157 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the

1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended January 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $362,992, $352,945 and $47,275, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $51,663 from sales of the Class A shares of the Fund during the six months ended January 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended January 31, 2001, AIM Distributors received $9,157 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended January 31, 2001, the Fund paid legal fees of $2,346 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended January 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,957 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,957.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended January 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended January 31, 2001 was $46,046,471 and $37,249,136, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of January 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $20,003,854
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (1,985,272)
=========================================================
Net unrealized appreciation of investment
  securities                                  $18,018,582
_________________________________________________________
=========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended January 31, 2001, the seven-month period ended July 31, 2000 and the year ended December 31, 1999 were as follows:

                                             JANUARY 31,                     JULY 31,                     DECEMBER 31,
                                                 2001                          2000                           1999
                                      --------------------------    --------------------------    ----------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT         SHARES          AMOUNT
                                      ----------    ------------    ----------    ------------    -----------    -------------
Sold:
  Class A                              7,231,479    $ 57,351,495     2,678,233    $ 20,753,046     10,431,994    $  85,813,744
------------------------------------------------------------------------------------------------------------------------------
  Class B                              2,333,888      18,468,625     1,323,354      10,242,284      3,700,766       30,098,258
------------------------------------------------------------------------------------------------------------------------------
  Class C                                747,833       5,908,487     1,196,822       9,264,086        851,082        6,903,087
==============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                493,703       3,900,927       600,193       4,643,890      1,102,784        8,919,262
------------------------------------------------------------------------------------------------------------------------------
  Class B                                120,481         953,288       149,624       1,159,114        264,015        2,137,326
------------------------------------------------------------------------------------------------------------------------------
  Class C                                 16,565         130,999        17,331         134,046         31,375          254,074
==============================================================================================================================
Reacquired:
  Class A                             (6,689,240)    (53,046,722)   (5,145,569)    (39,762,862)   (12,703,387)    (103,376,731)
------------------------------------------------------------------------------------------------------------------------------
  Class B                             (1,743,493)    (13,785,936)   (2,201,952)    (17,023,254)    (3,338,570)     (26,900,746)
------------------------------------------------------------------------------------------------------------------------------
  Class C                               (419,375)     (3,318,303)   (1,407,096)    (10,885,076)      (780,440)      (6,299,196)
==============================================================================================================================
                                       2,091,841    $ 16,562,860    (2,789,060)   $(21,474,726)      (440,381)   $  (2,450,922)
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

                                                                                  CLASS A
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS     SEVEN MONTHS
                                             ENDED          ENDED                        YEAR ENDED DECEMBER 31,
                                          JANUARY 31,      JULY 31,      --------------------------------------------------------
                                             2001          2000(a)         1999        1998        1997        1996        1995
                                          -----------    ------------    --------    --------    --------    --------    --------
Net asset value, beginning of period       $   7.83        $   7.74      $   8.35    $   8.34    $   8.19    $   8.31    $   7.78
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.20            0.24          0.41        0.42        0.42        0.43        0.43
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.16            0.09         (0.61)       0.01        0.16       (0.12)       0.56
=================================================================================================================================
    Total from investment operations           0.36            0.33         (0.20)       0.43        0.58        0.31        0.99
=================================================================================================================================
Less distributions:
  Dividends from net investment income        (0.20)          (0.24)        (0.41)      (0.42)      (0.43)      (0.43)      (0.43)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                              --              --            --          --          --          --       (0.03)
=================================================================================================================================
    Total distributions                       (0.20)          (0.24)        (0.41)      (0.42)      (0.43)      (0.43)      (0.46)
=================================================================================================================================
Net asset value, end of period             $   7.99        $   7.83      $   7.74    $   8.35    $   8.34    $   8.19    $   8.31
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                4.71%           4.32%        (2.45)%      5.28%       7.27%       3.90%      13.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $297,392        $283,416      $294,720    $327,705    $318,469    $278,812    $284,803
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets        0.88%(c)        0.85%(d)      0.84%       0.82%       0.90%       0.80%      0.88%
=================================================================================================================================
Ratio of net investment income to
  average net assets                           5.11%(c)        5.32%(d)      5.01%       5.00%       5.14%       5.29%       5.26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                          10%             18%           28%         19%         24%         26%         36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $288,026,187.
(d)  Annualized.

                                                                                   CLASS B
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS     SEVEN MONTHS
                                                 ENDED          ENDED                      YEAR ENDED DECEMBER 31,
                                              JANUARY 31,      JULY 31,      ---------------------------------------------------
                                                 2001          2000(a)        1999       1998       1997       1996       1995
                                              -----------    ------------    -------    -------    -------    -------    -------
Net asset value, beginning of period            $  7.84        $  7.75       $  8.37    $  8.36    $  8.19    $  8.31    $  7.78
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.17           0.21          0.35       0.36       0.36       0.37       0.39
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.16           0.08         (0.62)      0.01       0.17      (0.13)      0.54
================================================================================================================================
    Total from investment operations               0.33           0.29         (0.27)      0.37       0.53       0.24       0.93
================================================================================================================================
Less distributions:
  Dividends from net investment income            (0.17)         (0.20)        (0.35)     (0.36)     (0.36)     (0.36)     (0.37)
--------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                  --             --            --         --         --         --      (0.03)
================================================================================================================================
    Total distributions                           (0.17)         (0.20)        (0.35)     (0.36)     (0.36)     (0.36)     (0.40)
================================================================================================================================
Net asset value, end of period                  $  8.00        $  7.84       $  7.75    $  8.37    $  8.36    $  8.19    $  8.31
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                    4.31%          3.84%        (3.28)%     4.48%      6.59%      2.99%     12.14%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $74,408        $67,363       $72,256    $72,723    $47,185    $33,770    $21,478
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets            1.63%(c)       1.61%(d)      1.59%      1.57%      1.66%      1.61%      1.68%(e)
================================================================================================================================
Ratio of net investment income to average net
  assets                                           4.36%(c)       4.56%(d)      4.26%      4.25%      4.38%      4.49%      4.46%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                              10%            18%           28%        19%        24%        26%        36%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $70,013,569.
(d)  Annualized.
(e) After fee waivers and/or expense reimbursements. The ratio of expenses to average daily net assets prior to fee waivers and/or expense reimbursements was 1.77% for 1995.

                                                                                         CLASS C
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS     SEVEN MONTHS       YEAR ENDED           AUGUST 4, 1997
                                                           ENDED          ENDED          DECEMBER 31,      (DATE SALES COMMENCED)
                                                        JANUARY 31,      JULY 31,      ----------------       TO DECEMBER 31,
                                                           2001          2000(a)        1999      1998              1997
                                                        -----------    ------------    ------    ------    ----------------------
Net asset value, beginning of period                      $  7.83         $ 7.74       $ 8.35    $ 8.35            $ 8.30
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.17           0.21         0.35      0.36              0.15
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.16           0.08        (0.61)       --              0.04
=================================================================================================================================
    Total from investment operations                         0.33           0.29        (0.26)     0.36              0.19
=================================================================================================================================
Less distributions from net investment income               (0.17)         (0.20)       (0.35)    (0.36)            (0.14)
=================================================================================================================================
Net asset value, end of period                            $  7.99         $ 7.83       $ 7.74    $ 8.35            $ 8.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              4.31%          3.85%       (3.16)%    4.36%            2.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $11,174         $8,252       $9,652    $9,565            $  825
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      1.63%(c)       1.61%(d)     1.59%     1.57%             1.67%(d)
=================================================================================================================================
Ratio of net investment income to average net assets         4.36%(c)       4.56%(d)     4.26%     4.25%             4.37%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                        10%            18%          28%       19%               24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $9,377,828.
(d)  Annualized.

NOTE 9-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Ernst & Young LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the seven-months ended July 31, 2000 and the two years ended December 31, 1999. The audit reports of KPMG LLP on the financial statements of the Fund for the seven-months ended July 31, 2000 and the two years ended December 31, 1999 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the seven-months ended July 31, 2000 and the two years ended December 31, 1999, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.

  Neither the Fund nor anyone on its behalf consulted with Ernst & Young LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

BOARD OF TRUSTEES                                      OFFICERS                                OFFICE OF THE FUND
Bruce L. Crockett                                      Robert H. Graham                        11 Greenway Plaza
Director                                               Chairman and President                  Suite 100
ACE Limited;                                                                                   Houston, TX 77046
Formerly Director, President, and                      Carol F. Relihan
Chief Executive Officer                                Senior Vice President and Secretary     INVESTMENT ADVISOR
COMSAT Corporation
                                                       Gary T. Crum                            A I M Advisors, Inc.
Owen Daly II                                           Senior Vice President                   11 Greenway Plaza
Formerly, Director                                                                             Suite 100
Cortland Trust, Inc.                                   Dana R. Sutton                          Houston, TX 77046
                                                       Vice President and Treasurer
Albert R. Dowden                                                                               TRANSFER AGENT
Chairman of the Board of Directors,                    Robert G. Alley
Cortlan Trust, Inc. and DHJ Media, Inc.; and           Vice President                          A I M Fund Services, Inc.
Director, Magellan Insurance Company                                                           P.O. Box 4739
                                                       Stuart W. Coco                          Houston, TX 77210-4739
Edward K. Dunn Jr.                                     Vice President
Chairman, Mercantile Mortgage Corp.;                                                           CUSTODIAN
Formerly Vice Chairman,                                Melville B. Cox
President and Chief Operating Officer,                 Vice President                          The Bank of New York
Mercantile-Safe Deposit & Trust Co.; and                                                       90 Washington Street
President, Mercantile Bankshares                       Karen Dunn Kelley                       11th Floor
                                                       Vice President                          New York, NY 10286
Jack Fields
Chief Executive Officer                                Edgar M. Larsen                         COUNSEL TO THE FUND
Twenty First Century Group, Inc.;                      Vice President
Formerly Member                                                                                Ballard Spahr
of the U.S. House of Representatives                   Mary J. Benson                          Andrews & Ingersoll, LLP
                                                       Assistant Vice President and            1735 Market Street
Carl Frischling                                        Assistant Treasurer                     Philadelphia, PA 19103
Partner
Kramer, Levin, Naftalis & Frankel LLP                  Sheri Morris                            COUNSEL TO THE TRUSTEES
                                                       Assistant Vice President and
Robert H. Graham                                       Assistant Treasurer                     Kramer, Levin, Naftalis & Frankel LLP
Director, President and Chief Executive Officer                                                919 Third Avenue
A I M Management Group Inc.                            Jim Coppedge                            New York, NY 10022
                                                       Assistant Secretary
Prema Mathai-Davis                                                                             DISTRIBUTOR
Member, Visiting Committee,                            Renee A. Friedli
Harvard University                                     Assistant Secretary                     A I M Distributors, Inc.
Graduate School of Education, New School University;                                           11 Greenway Plaza
Formerly, Chief Executive Officer,                     P. Michelle Grace                       Suite 100
YWCA of the U.S.A.                                     Assistant Secretary                     Houston, TX 77046

Lewis F. Pennock                                       Nancy L. Martin
Partner, Pennock & Cooper                              Assistant Secretary

Louis S. Sklar                                         Ofelia M. Mayo
Executive Vice President,                              Assistant Secretary
Development and Operations,
Hines Interests                                        Lisa A. Moss
Limited Partnership                                    Assistant Secretary

                                                       Kathleen J. Pflueger
                                                       Assistant Secretary


THE AIM FAMILY OF FUNDS--Registered Trademark--

                                  EQUITY FUNDS

     DOMESTIC EQUITY FUNDS               INTERNATIONAL/GLOBAL EQUITY FUNDS     A I M Management Group Inc. has provided
                                                                               leadership in the mutual fund industry since
        MORE AGGRESSIVE                           MORE AGGRESSIVE              1976 and managed approximately $170 billion
                                                                               in assets for nine million shareholders,
AIM Small Cap Opportunities(1)     AIM Latin American Growth                   including individual investors, corporate
AIM Mid Cap Opportunities(2)       AIM Developing Markets                      clients and financial institutions, as of
AIM Large Cap Opportunities(3)     AIM European Small Company                  December 31, 2000.
AIM Emerging Growth                AIM Asian Growth                               The AIM Family of Funds--Registered
AIM Small Cap Growth(4)            AIM Japan Growth                            Trademark-- is distributed nationwide, and
AIM Aggressive Growth              AIM International Emerging Growth           AIM today is the eighth-largest mutual fund
AIM Mid Cap Growth                 AIM European Development                    complex in the United States in assets under
AIM Small Cap Equity               AIM Euroland Growth                         management, according to Strategic Insight,
AIM Capital Development            AIM Global Aggressive Growth                an independent mutual fund monitor.
AIM Constellation                  AIM International Equity                       AIM is a subsidiary of AMVESCAP PLC, one
AIM Dent Demographic Trends        AIM Advisor International Value             of the world's largest independent financial
AIM Select Growth                  AIM Worldwide Spectrum                      services companies with $402 billion in assets
AIM Large Cap Growth               AIM Global Trends                           under management as of December 31, 2000.
AIM Weingarten                     AIM Global Growth
AIM Mid Cap Equity
AIM Value II                                     MORE CONSERVATIVE
AIM Charter
AIM Value                                       SECTOR EQUITY FUNDS
AIM Blue Chip
AIM Basic Value                                   MORE AGGRESSIVE
AIM Large Cap Basic Value
AIM Balanced                       AIM New Technology
AIM Advisor Flex                   AIM Global Telecommunications and Technology
                                   AIM Global Infrastructure
       MORE CONSERVATIVE           AIM Global Resources
                                   AIM Global Financial Services
                                   AIM Global Health Care
                                   AIM Global Consumer Products and Services
                                   AIM Advisor Real Estate
                                   AIM Global Utilities

                                                 MORE CONSERVATIVE

                               FIXED-INCOME FUNDS

 TAXABLE FIXED-INCOME FUNDS            TAX-FREE FIXED-INCOME FUNDS

       MORE AGGRESSIVE                       MORE AGGRESSIVE

AIM Strategic Income               AIM High Income Municipal
AIM High Yield II                  AIM Tax-Exempt Bond of Connecticut
AIM High Yield                     AIM Municipal Bond
AIM Income                         AIM Tax-Free Intermediate
AIM Global Income                  AIM Tax-Exempt Cash
AIM Floating Rate(5)
AIM Intermediate Government                 MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

      MORE CONSERVATIVE

The AIM risk spectrum shown above illustrates the relative risk of AIM's equity and fixed-income funds within a specified group of funds in The AIM Family of Funds--Registered Trademark--. When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1)AIM Small Cap Opportunities Fund is closed to new investors. (2)AIM Mid Cap Opportunities Fund is closed to new investors. (3)AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (4)AIM Small Cap Growth Fund is closed to new investors. (5)AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering.
   For more complete information about any AIM fund, including the risks, sales charges and expenses, obtain the appropriate prospectus(es) from your financial advisor. Please read the prospectus(es) carefully before you invest or send money. If used as sales material after April 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

[DALBAR AWARDS LOGO APPEARS HERE]                       [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                       MBD-SAR-1

A I M Distributors, Inc.

                                                                    APPENDIX III


                          ANNUAL REPORT / MARCH 31 2001

                            AIM TAX-EXEMPT BOND FUND
                                 OF CONNECTICUT

                                    [Artwork]

                            [AIM LOGO APPEARS HERE]
                            --Registered Trademark--

                                    Artwork

                     -------------------------------------

                CONNECTICUT LANDSCAPE BY HORACE WOLCOTT ROBBINS

           ROBBINS CAPTURES THE PICTURESQUE BEAUTY OF THE CONNECTICUT

           LANDSCAPE IN THIS ELEGANT PAINTING. CONNECTICUT MUNICIPAL

           BONDS, IN WHICH THE FUND INVESTS, PROVIDE CAPITAL FOR THE

                        STATE'S CONTINUING IMPROVEMENT.

                     -------------------------------------

AIM Tax-Exempt Bond Fund of Connecticut is for shareholders who seek to earn a high level of income that is free of both federal and Connecticut taxes.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Tax-Exempt Bond Fund of Connecticut's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, those figures reflect the maximum 4.75% sales charge.
o Had the advisor not absorbed fund expenses in the past, the returns would have been lower.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and annualized.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.
o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price.
o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.
o Revenue bonds are issued to finance public-works projects and supported directly by the project's revenues. General obligation bonds are backed by the full faith and credit (including the taxing and further borrowing power) of a state or municipality. Revenue bonds often are considered more attractive, since many public-works projects (water and sewer improvements, for example) are necessities and demand for them remains constant regardless of economic conditions. Escrowed and pre-refunded bonds are bonds whose repayment is guaranteed by the funds from a second bond issue, which are usually invested in U.S. Treasury bonds.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.
o The unmanaged Lehman Municipal Bond Index, which represents the performance of investment-grade municipal bonds, is compiled by Lehman Brothers, a well-known global investment bank.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock-market performance.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                   YOUR MONEY.

      This report may be distributed to current shareholders or to persons who have received a current prospectus of the fund.

                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT

                        ANNUAL REPORT / CHAIRMAN'S LETTER


                 Dear Fellow Shareholder:

                 It's an honor to address you as the AIM Funds' new chairman.
[PHOTO OF        I feel privileged to succeed Ted Bauer, who recently retired
ROBERT H.        as AIM's chairman after a long, successful career in the
 GRAHAM]         investment industry. Ted has always shown the highest degree of integrity and commitment to excellence, and I have always admired him greatly. I'm also proud to be part of the team that launched AIM almost 25 years ago. From the beginning, AIM has been a very people-oriented, service-minded company, and I plan to carry on that tradition for our shareholders, financial advisors and employees.

                 CONTRASTING MARKETS
                 The year covered by this report illustrated well the advantages of a diversified investment portfolio. The stock market and certain segments of the bond market (particularly the high-yield sector) were rather unsettling for much of 2000, and uncertainty continued into the first quarter of 2001. By contrast, the municipal-bond market turned in very attractive returns. While the S&P 500 declined by 21.67% during the year ended March 31, 2001, the Lehman Municipal Bond Index returned 10.92%, driving home the importance of spreading your investments across different types of assets.

OUR DISCIPLINE
Regardless of market conditions, we at AIM continue to manage our funds with the same security-selection disciplines that have produced excellent long-term performance for so many of our funds. Your fund's investment criteria are detailed in its prospectus, and you and your financial advisor decide whether a fund invested in that manner complements your other holdings and suits your long-term investment goals. We believe that relying on a professional financial advisor is always the wisest choice for investors, especially when various segments of the market perform so dissimilarly.

REASONS FOR OPTIMISM
The Federal Reserve Board lowered interest rates three times during the first quarter of 2001, and many expect more cuts in the months to come. While there is much concern that the economy's record expansion may be rolling over to recession, the Fed has achieved its goal of slowing the economy and has now reversed course, adding liquidity and lowering rates. Historically, falling interest rates have been a powerful catalyst for reinvigorating the economy. Declining interest rates also bode well for bonds, including municipal bonds.

YOUR FUND MANAGERS' COMMENTS
In the following pages, your fund's portfolio managers discuss market activity and how they managed your fund during the fiscal year ended March 31, 2001. We trust you will find their comments informative. If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services Department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Thank you for your continued participation in The AIM Family of Funds --Registered Trademark--


Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT

                       ANNUAL REPORT / MANAGERS' OVERVIEW

MUNICIPAL BONDS OFFER SAFE HAVEN FROM RECENT STOCK-MARKET VOLATILITY

HOW DID AIM TAX-EXEMPT BOND FUND OF CONNECTICUT PERFORM?
Although the fund is managed more for tax-free income than for total return, for the fiscal year ended March 31, 2001 the fund returned 8.38% at net asset value, that is, without sales charges.
    At the close of the fiscal year, the fund's 30-day distribution rate, at maximum offering price, stood at 4.42%, which represented a taxable-equivalent yield of 7.66%. The fund's 30-day SEC yield was 3.59% at maximum offering price, for a taxable-equivalent yield of 6.22%. That tax-equivalent yield represented 126% of the yield on a 10-year U.S. Treasury note, which stood at 4.93% on March 31.

WHAT WERE THE MAJOR TRENDS IN THE FINANCIAL MARKETS?
A sharply declining stock market and a Federal Reserve Board (Fed) increasingly concerned about the risk of recession contributed to a strong bond market during the fiscal year. Indeed, while the stock market (as represented by the S&P 500) returned -21.67% during the fiscal year, the bond market (as represented by the Lehman Aggregate Bond Index) returned 12.53%.
    Stock-market volatility prompted investors to move at least some of their assets into the more stable bond market. Both stock and bond investors showed a preference for quality and stability over risk.
    In December 2000, the Fed changed its emphasis from warding off potential inflation to warding off potential recession. Three times in 2001--twice in January and again in March--the Fed lowered short-term interest rates by 50 basis points (for a total decrease of 150 basis points, or 1.5%) in an effort to stimulate an economy that had suddenly and sharply decelerated. These Fed rate cuts have led to lower short-term yields and higher longer-term yields, producing a more positively shaped yield curve.

WHAT WERE THE MAJOR TRENDS IN THE MUNICIPAL BOND MARKET DURING THE YEAR?
New issues of municipal securities totaled $240.4 billion in calendar year 2000, 8.9% lower than the $264.0 billion in municipal bonds issued in calendar year 1999. Issuance was especially slow early in 2000 as the Fed was raising interest rates. In this rising-interest-rate environment, states and localities were reluctant to issue new debt; also, the strong economy and relatively high tax revenues made doing so unnecessary. Rising interest rates also held down refunding issuance, which totaled $34.9 billion in calendar year 2000--just half the $70.1 billion issued in 1999.
    Later in 2000 and early in 2001, issuance increased as it became clear that the Fed had finished raising interest rates. Issuance during the first quarter of 2001 totaled $57 billion, up sharply from the first quarter of 2000 when issuance totaled just $39 billion. In November, 22 of the 25 largest bond issues won voter approval. This (together with lower

ATTRACTIVE INCOME

FUND VS. 10-YEAR U.S. TREASURY NOTE
As of 3/31/01
===========================================================================
FUND 30-DAY DISTRIBUTION RATE AT MAXIMUM OFFERING PRICE               4.42%

FUND TAXABLE-EQUIVALENT DISTRIBUTION RATE AT MAXIMUM OFFERING PRICE*  7.66%

FUND 30-DAY SEC YIELD AT MAXIMUM OFFERING PRICE                       3.59%

FUND TAXABLE-EQUIVALENT 30-DAY SEC YIELD AT MAXIMUM OFFERING PRICE*   6.22%

10-YEAR U.S. TREASURY NOTE YIELD                                      4.93%

===========================================================================
*Assumes highest marginal federal income tax rate of 39.6% and Connecticut state income tax rate of 4.5%.

Sources: Bloomberg, Lehman Brothers.

HISTORY OF NET ASSET VALUE STABILITY
10/3/89-3/31/01
================================================================================
10.00       10/3/89          11.33       9/93          11.01         9/97
10.05         10/89          11.29      12/93          11.09        12/97
 9.99          3/90          10.51       3/94          11.04         3/98
10.02          6/90          10.63       6/94          11.04         6/98
 9.77          9/90          10.58       9/94          11.13         9/98
10.07         12/90          10.34      12/94          11.07        12/98
10.11          3/91          10.71       3/95          11.00         3/99
10.19          6/91          10.77       6/95          10.77         6/99
 10.4          9/91          10.86       9/95          10.61         9/99
10.52         12/91          11.01      12/95          10.43        12/99
10.31          3/92          10.81       3/96          10.51         3/00
10.55          6/92          10.76       6/96          10.47         6/00
10.66          9/92           10.8       9/96          10.57         9/00
10.65         12/92          10.88      12/96          10.77        12/00
10.88          3/93          10.77       3/97          10.86         3/01
11.08          6/93           10.9       6/97
================================================================================

There is no guarantee that the fund will maintain a constant NAV. Investment return will vary, so you may have a gain or a loss when you sell shares. Past performance cannot guarantee comparable future results.

          See important fund and index disclosures inside front cover.

                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT

                       ANNUAL REPORT / MANAGERS' OVERVIEW

interest rates) suggests that issuance may increase later this year.

HOW DID CONNECTICUT'S ECONOMY FARE?
Connecticut's economy remained robust during the fiscal year, but signs of an economic slowdown began to appear early in 2001. For the 12 months ended February 2001 (the most recent data available), total statewide employment increased by 17,200 and unemployment declined from 2.6% to just 1.9%, remaining below the national average throughout the year. Personal income for the second quarter of 2001 was projected to increase 4.2% from a year earlier.
    But as 2001 began, Connecticut, like the rest of the nation, faced the prospect of an economic slowdown and the end of its decade-long expansion. "The Connecticut Economy," the University of Connecticut's quarterly review, suggested that job growth is slowing and state residents' stock portfolios are shrinking--reducing consumer confidence. Among state residents surveyed, 62% believe it is at least fairly likely that a recession will occur in the next 12 months; one-fifth of those surveyed said that a recession was extremely likely.

WHAT DID THE FUND'S PORTFOLIO LOOK LIKE AT THE CLOSE OF THE FISCAL YEAR? The basic characteristics of the fund's portfolio changed little during the fiscal year.

o The portfolio consisted entirely of investment-grade bonds; bonds rated AAA or AA composed 82% of the fund's holdings at the beginning of the fiscal year and 61% at its close.
o The portfolio's average credit quality was AA as rated by Standard & Poor's, a widely-known credit-rating agency--unchanged from a year ago.
o Credit-enhanced securities--those backed by insurance or escrowed with U.S. Treasury securities--accounted for 40% of the fund's portfolio, virtually unchanged from a year ago.

PORTFOLIO COMPOSITION
As of 3/31/01, based on total net assets

================================================================================
TOP FIVE BOND HOLDINGS
--------------------------------------------------------------------------------
                                                             % OF
                             COUPON      MATURITY         PORTFOLIO
Connecticut                   5.40%      12/01/10          4.78%
State Special
Tax Obligation

Connecticut                   5.95       05/15/17          4.45
State Housing
Finance
Authority

Connecticut                   5.50       11/15/35          4.21
State Housing
Finance
Authority

Connecticut                   6.50       10/01/12          4.17
State Special
Tax Obligation

Connecticut                   6.20       11/15/27          4.12
State Housing
Finance Authority
================================================================================

BOND-TYPE DIVERSIFICATION
================================================================================
GENERAL OBLIGATION                           17.9%

ESCROWED & PRE-REFUNDED                       9.0%

REVENUE                                      73.1%
================================================================================


PORTFOLIO QUALITY RATING
================================================================================
AAA                                          22.0%

AA                                           39.5%

A                                            20.3%

BBB/Not Rated                                18.2%

AVERAGE QUALITY RATING AA

NUMBER OF HOLDINGS 63

WEIGHTED AVERAGE MATURITY 15.23 years

DURATION 4.87 years

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.

================================================================================

WHAT WERE CONDITIONS LIKE WHEN THE FISCAL YEAR ENDED ON MARCH 31?
The state's economy looked strong, despite signs of a national slowdown. After years of layoffs, Groton-based Electric Boat was hiring 800 shipyard workers and 120 engineers to build new Virginia-class submarines. And in New London, Pfizer was preparing to open a new drug-development facility, creating 2,200 jobs.
    Historically, interest-rate cuts have reinvigorated the economy and increased economic growth. Lower interest rates could help Connecticut's insurance and banking industries. The state comptroller has projected that the state will end the fiscal year with a budget surplus fueled by moderating but continuing economic growth. While lower interest rates generally produce lower yields going forward, they tend to keep bond prices stable or appreciating, which contributes positively to overall total return.

--------------------------------------------------------------------------------
READ THIS REPORT ONLINE!
A new service--electronic delivery of fund reports and prospectuses--is available. You can read the same AIM report you are reading now--online. Once you sign up for the service, we will send you a link to the report via e-mail. If you choose to receive your reports online, you will not receive a paper copy by mail. You may cancel the service at any time by visiting our Web site.
    Please visit our Web site at www.aimfunds.com and go to "Your AIM Account." Log into your account and then click on the "View Other Account Options" dropdown menu and select "eDelivery."
    If you receive your account statements, fund reports and prospectuses from your financial advisor, rather than directly from AIM, this service is not accessible to you. Ask your financial advisor if his or her firm offers electronic delivery.
--------------------------------------------------------------------------------

          See important fund and index disclosures inside front cover.

                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT

                       ANNUAL REPORT / PERFORMANCE HISTORY



YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT VS. BENCHMARK INDEX

10/3/89-3/31/01

in thousands
================================================================================
                    FUND          LEHMAN
                              MUNI BOND IX TR
--------------------------------------------------------------------------------
10/3/89             9,524        10,000
3/90                9,789        10,430
3/91               10,613        11,392.2
3/92               11,622        12,530.5
3/93               13,082        14,099.3
3/94               13,332        14,426.4
3/95               14,345        15,498.3
3/96               15,240        16,797.4
3/97               15,977        17,712.4
3/98               17,219        19,610.3
3/99               18,018        20,826.1
3/00               18,069        20,809.5
3/01               19,585        23,082.2

Source: Lipper, Inc.
Past performance cannot guarantee comparable future results.
================================================================================

   DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

ABOUT THIS CHART

The chart compares your fund to a benchmark index. It is intended to give you a general idea of how your fund performed compared to the bond market over the period 10/3/89-3/31/01. (Data for the index is for the period 9/30/89-3/31/01.) It is important to understand the difference between your fund and an index. Your fund's total return is shown with a sales charge, and it includes fund expenses and management fees. An index measures the performance of a hypothetical portfolio. Unlike your fund, the index is not managed; therefore, there are no sales charges, expenses or fees. You cannot invest in an index. But if you could buy all the securities that make up a particular index, you would incur expenses that would affect the return on your investment. Please also note that the Lehman index is a general municipal bond index, not a Connecticut bond index.

AVERAGE ANNUAL TOTAL RETURNS

As of 3/31/01, including sales charges

================================================================================
Inception (10/3/89)                6.02%
 10 years                          5.81
  5 years                          4.12
  1 year                           3.28*
  *8.38% excluding sales charges
================================================================================

Your fund's total return includes sales charges, expenses and management fees. For fund performance calculations and a description of the index cited on this page, please see the inside front cover.

                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT

                        ANNUAL REPORT / FOR CONSIDERATION



AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
    Even within AIM, only people involved with servicing your accounts have access to your information.
    To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

  A I M Capital Management, Inc. o A I M Distributors, Inc. o The AIM Family of
         Funds--Registered Trademark-- o AMVESCAP National Trust Company



                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT

SCHEDULE OF INVESTMENTS
March 31, 2001

                              RATING(a)       PAR       MARKET
                            S&P    MOODY'S   (000)       VALUE
MUNICIPAL OBLIGATIONS-98.37%

EDUCATION-9.07%

Connecticut Area
  Cooperative Educational
  Services (Staff
  Development/Administration
  Facilities); Unlimited
  Tax Series 1999 GO
  5.63%, 07/15/19(b)         A       --      $1,060   $ 1,094,948
-----------------------------------------------------------------
Connecticut Regional
  School District No. 5;
  Unlimited Tax Series
  1992 GO 6.00%,
  03/01/02(c)(d)            AAA     Aaa         335       350,420
-----------------------------------------------------------------
Connecticut State Higher
  Education Supplemental
  Loan Authority (Family
  Education Loan Program);
  Series 1990 A RB 7.50%,
  11/15/10(e)                --      A1         970       972,813
-----------------------------------------------------------------
University of Connecticut
  (Student Fee Program);
  Series 2000 A RB
  6.00%, 11/15/21           AA-      A1       1,325     1,446,052
=================================================================
                                                        3,864,233
=================================================================

GENERAL OBLIGATION-14.01%

Brooklyn (City of),
  Connecticut; Unlimited
  Tax Series 1995 GO
  5.50%, 05/01/06(b)        AAA     Aaa         250       270,400
-----------------------------------------------------------------
  5.70%, 05/01/08(b)        AAA     Aaa         250       270,378
-----------------------------------------------------------------
Chester (Town of),
  Connecticut; Unlimited
  Tax Series 1989 GO
  7.00%, 10/01/05            --      A          190       193,259
-----------------------------------------------------------------
Connecticut (State of)
  (General Purpose Public
  Improvement); Unlimited
  Tax Series 1992 A GO
  6.50%, 03/15/02(c)(d)      AA     NRR         300       315,531
-----------------------------------------------------------------
Mansfield (City of),
  Connecticut; Unlimited
  Tax Series 1990 GO
  6.00%, 06/15/07            --      A1         100       111,630
-----------------------------------------------------------------
  6.00%, 06/15/08            --      A1         100       112,594
-----------------------------------------------------------------
  6.00%, 06/15/09            --      A1         100       113,555
-----------------------------------------------------------------
New Britain (City of),
  Connecticut; Unlimited
  Tax Refunding Series
  1992
  Various Purpose GO
  6.00%, 02/01/11(b)        AAA     Aaa         400       457,100
-----------------------------------------------------------------
North Canaan (City of),
  Connecticut; Unlimited
  Tax Series 1991 GO
  6.50%, 01/15/08            --      A3         125       143,310
-----------------------------------------------------------------
  6.50%, 01/15/09            --      A3         125       144,713
-----------------------------------------------------------------
  6.50%, 01/15/10            --      A3         125       146,221
-----------------------------------------------------------------
  6.50%, 01/15/11            --      A3         125       148,076
-----------------------------------------------------------------

                              RATING(a)       PAR       MARKET
                            S&P    MOODY'S   (000)       VALUE
GENERAL OBLIGATION-(CONTINUED)

Puerto Rico Commonwealth
  (Public Improvement
  Project); Unlimited Tax
  Series 2000 GO 6.00%,
  07/01/29                   A      Baa1     $  500   $   524,275
-----------------------------------------------------------------
Puerto Rico Commonwealth
  Unlimited Tax Series
  1998 GO 4.88%,
  07/01/23(b)               AAA     Aaa       1,000       985,900
-----------------------------------------------------------------
Somers (City of),
  Connecticut; Unlimited
  Tax Series 1990 Various
  Purpose GO 6.00%,
  12/01/10                   --      A1         190       218,213
-----------------------------------------------------------------
Territory of American
  Samoa; Unlimited Tax
  Refunding Series 2000 GO
  6.00%, 09/01/08(b)         A       --       1,280     1,370,624
-----------------------------------------------------------------
Westbrook (City of),
  Connecticut; Unlimited
  Tax Series 1992 GO
  6.40%, 03/15/10(b)        AAA     Aaa         380       445,520
=================================================================
                                                        5,971,299
=================================================================

HEALTH CARE-19.30%

Connecticut (State of)
  Development Authority
  (Elim Park Baptist
  Home); Refunding Series
  1998 A RB 5.38%,
  12/01/18                  BBB+     --         500       443,420
-----------------------------------------------------------------
Connecticut Development
  Authority (Pfizer Inc.
  Project); Series 1992
  PCR 6.55%, 02/15/13       AAA     Aaa         250       262,020
-----------------------------------------------------------------
Connecticut Development
  Authority (Corporate
  Independent Living
  Project); Health Care
  VRD Series 1990 RB
  (LOC-Chase Manhattan
  Bank) 3.25%, 07/01/15(f)   --    VMIG-1     1,252     1,252,000
-----------------------------------------------------------------
Connecticut Health and
  Education Facilities
  Authority (Bridgeport
  Hospital); Series 1992 A
  RB 6.63%, 07/01/18(b)     AAA     Aaa         500       521,735
-----------------------------------------------------------------
Connecticut Health and
  Education Facilities
  Authority (Danbury
  Hospital); Series 1991 E
  RB 6.50%, 07/01/01(c)(d)  AAA     Aaa         640       658,086
-----------------------------------------------------------------
  6.50%, 07/01/01(b)(c)(d)  AAA     Aaa         110       112,806
-----------------------------------------------------------------
  Series G RB
  5.63%, 07/01/25(b)        AAA     Aaa         250       261,057
-----------------------------------------------------------------
Connecticut Health and
  Education Facilities
  Authority (Middlesex
  Hospital); Series 1992 G
  RB 6.25%, 07/01/02(c)(d)  AAA     Aaa       1,100     1,162,854
-----------------------------------------------------------------

                              RATING(a)       PAR       MARKET
                            S&P    MOODY'S   (000)       VALUE
HEALTH CARE-(CONTINUED)

Connecticut Health and
  Education Facilities
  Authority (New Britain
  Memorial Hospital);
  Series 1991 A RB 7.75%,
  07/01/02(c)(d)            AAA      --      $  500   $   537,630
-----------------------------------------------------------------
Connecticut Health and
  Education Facilities
  Authority (Stamford
  Hospital); Series 1996 F
  RB 5.40%, 07/01/09(b)     AAA     Aaa       1,000     1,074,890
-----------------------------------------------------------------
Connecticut Health and
  Education Facilities
  Authority (William W.
  Backus Hospital);
  Series 1997 D RB
  5.75%, 07/01/07(b)(c)     AAA     Aaa       1,000     1,046,630
-----------------------------------------------------------------
Connecticut Health and
  Education Facilities
  Authority (Windham
  Community Memorial
  Hospital); Series 1996 C
  RB 5.75%, 07/01/07(b)(c)   A       --         850       888,471
=================================================================
                                                        8,221,599
=================================================================

HOUSING-29.73%

Connecticut Housing
  Development Authority
  (Housing Mortgage
  Finance Program); RB
  Series 1991 C,
  Sub-Series C-3 6.55%,
  11/15/13                   AA     Aa2         245       255,753
-----------------------------------------------------------------
  Series 1998 D-2 5.45%,
  11/15/24(e)                AA     Aa2         250       253,390
-----------------------------------------------------------------
Connecticut Housing
  Finance Authority (Group
  Home Mortgage); Special
  Obligation Series 2000
  G, Sub-series H-5 5.85%,
  06/15/30(b)               AAA     Aaa         500       520,335
-----------------------------------------------------------------
Connecticut Housing
  Finance Authority
  (Housing Mortgage);
  Refunding Series 2000 RB
  Sub-series B-2
  5.85%, 05/15/31(b)(e)      AA     Aa2       1,000     1,025,070
-----------------------------------------------------------------
Connecticut (State of)
  (Housing Mortgage
  Finance Program); RB
  Series C-2, 6.25%,
  11/15/18                   AA     Aa2         750       797,843
-----------------------------------------------------------------
  Series C-2, 6.70%,
  11/15/22(e)                AA     Aa2          75        75,117
-----------------------------------------------------------------
  Series C, 5.50%,
  11/15/35(e)                AA     Aa2       1,775     1,795,164
-----------------------------------------------------------------
  Series G, 6.00%,
  11/15/06(e)                AA     Aa2       1,000     1,034,460
-----------------------------------------------------------------
Connecticut (State of)
  (Housing Mortgage
  Finance Program);
  Refunding RB
  Sub-Series A-1
  5.70%, 05/15/08            AA      Aa         100       106,043
-----------------------------------------------------------------
  Sub-Series A-3
  5.95%, 05/15/17            AA     Aa3       1,800     1,895,688
-----------------------------------------------------------------
  Series C-1
  6.30%, 11/15/17            AA      Aa       1,270     1,354,430
-----------------------------------------------------------------

                              RATING(a)       PAR       MARKET
                            S&P    MOODY'S   (000)       VALUE
HOUSING-(CONTINUED)

Connecticut (State of)
  (Housing Mortgage
  Finance Program);
  Refunding RB
  Sub-Series C-2 5.85%,
  11/15/28(e)                AA     Aa2      $  555   $   568,148
-----------------------------------------------------------------
  Sub-Series 1996 D-2
  6.20%, 11/15/27(c)(e)      AA     Aa2       1,700     1,756,032
-----------------------------------------------------------------
  Sub-Series E-1
  5.95%, 05/15/17            AA     Aa2         500       526,510
-----------------------------------------------------------------
  Series E-1
  6.00%, 05/15/17            AA      Aa         675       701,055
=================================================================
                                                       12,665,038
=================================================================

LEASE RENTAL-0.98%

Connecticut (Middletown
  County Courthouse
  Facilities Project);
  Series 1991 Lease-Rental
  Revenue COP 6.25%,
  12/15/01(c)(d)            AAA     Aaa         400       416,860
=================================================================

TRANSPORTATION-16.85%

Connecticut Special
  Parking Obligation
  (Bradley International
  Airport); Series 2000 A
  RB 6.60%, 07/01/24(b)(e)   A       --         250       257,162
-----------------------------------------------------------------
Connecticut (A67 State of)
  Special Tax Obligation
  (Transportation
  Infrastructure); Series
  1991 A 6.80%,
  06/01/03(c)(d)            NRR     NRR       1,250     1,339,538
-----------------------------------------------------------------
  Series 1991 B
  6.50%, 10/01/10           AA-      A1         530       621,891
-----------------------------------------------------------------
  Series 1991 B RB 6.25%,
  10/01/01(c)(d)            NRR     Aaa       1,000     1,035,700
-----------------------------------------------------------------
  Second Lien VRD Series
  1990 RB (LOC-Commerzbank
  A.G.) 5.40%, 12/01/10(f)  A1+    VMIG-1     2,038     2,038,000
-----------------------------------------------------------------
Connecticut State Special
  Tax Obligation
  (Transportation
  Infrastructure Sales and
  Excise Tax); Series 1991
  B RB 6.50%, 10/01/12      AA-      A1       1,500     1,777,275
-----------------------------------------------------------------
Puerto Rico Commonwealth
  Highway and
  Transportation
  Authority; Series 2000 B
  RB 6.00%, 07/01/31         A      Baa1        100       108,495
=================================================================
                                                        7,178,061
=================================================================

UTILITIES-1.12%

Guam (Government of) Power
  Authority (Electrical,
  Light & Power
  Improvements); Refunding
  Series 1999 A RB 5.25%,
  10/01/34                  BBB     Baa3        500       478,755
=================================================================

                              RATING(a)       PAR       MARKET
                            S&P    MOODY'S   (000)       VALUE

WATER & SEWER-2.45%

Connecticut (State of)
  Development Authority
  Water Facility
  (Bridgeport Hydraulic
  Co. Project); Refunding
  Series 1990 RB 7.25%,
  06/01/20                   A+      --      $  800   $   811,232
-----------------------------------------------------------------
Connecticut State Clean
  Water Fund; Series 1991
  RB 7.00%, 01/01/11        AAA     Aaa          25        25,531
-----------------------------------------------------------------
Manchester (City of)
  Connecticut Eighth
  Utilities Fire District;
  Unlimited Tax Series
  1991 GO 6.75%, 08/15/06    --     Aa3         180       206,195
=================================================================
                                                        1,042,958
=================================================================

MISCELLANEOUS-4.86%

Children's Trust Fund
  (Tobacco Settlement);
  Series 2000 RB 6.00%,
  07/01/26                   A      Aa3       1,000     1,040,160
-----------------------------------------------------------------

                              RATING(a)       PAR       MARKET
                            S&P    MOODY'S   (000)       VALUE
MISCELLANEOUS-(CONTINUED)

Connecticut (State of)
  Development Authority
  (Economic Development
  Projects); Refunding
  Series 1992 A RB
  6.00%, 11/15/08            AA      Aa      $  500   $   508,700
-----------------------------------------------------------------
Virgin Islands Public
  Financial Authority
  (Gross Receipts Taxes);
  Series 1999 A RB 6.13%,
  10/01/29(b)                A       --         500       521,820
=================================================================
                                                        2,070,680
=================================================================
TOTAL INVESTMENTS (Cost
  $39,604,664)-98.37%                                  41,909,483
=================================================================
OTHER ASSETS LESS
  LIABILITIES-1.63%                                       696,135
=================================================================
NET ASSETS-100.00%                                    $42,605,618
_________________________________________________________________
=================================================================

Abbreviations:

COP  - Certificates of Participation
GO   - General Obligation Bonds
LOC  - Letter of Credit
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
VRD  - Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by the Report of Independent Auditors.
(b) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(c) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(d)  Secured by an escrow fund of U.S. Treasury obligations.
(e)  Security subject to the alternative minimum tax.
(f) Demand security; payable upon demand by the Fund at specified time intervals usually no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 03/31/01.

See Notes to Financial Statements.
 8

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001

ASSETS:

Investments, at market value (cost
  $39,604,664)                                $41,909,483
---------------------------------------------------------
Receivables for:
  Fund shares sold                                147,298
---------------------------------------------------------
  Interest                                        740,336
---------------------------------------------------------
Investment for deferred compensation plan          36,713
---------------------------------------------------------
Other assets                                        3,116
=========================================================
    Total assets                               42,836,946
=========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           85,485
---------------------------------------------------------
  Dividends                                        59,241
---------------------------------------------------------
  Deferred compensation plan                       36,713
---------------------------------------------------------
Accrued administrative services fees                8,082
---------------------------------------------------------
Accrued distribution fees                          24,897
---------------------------------------------------------
Accrued transfer agent fees                           486
---------------------------------------------------------
Accrued operating expenses                         16,424
=========================================================
    Total liabilities                             231,328
=========================================================
Net assets applicable to shares outstanding   $42,605,618
_________________________________________________________
=========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Outstanding                                     3,923,969
_________________________________________________________
=========================================================
  Net asset value and redemption price per
    share                                     $     10.86
_________________________________________________________
=========================================================
  Offering price per share:
    (Net asset value, of $10.86 divided by
       95.25% of offering price)              $     11.40
_________________________________________________________
=========================================================

STATEMENT OF OPERATIONS
For the year ended March 31, 2001

INVESTMENT INCOME:

Interest                                          $2,229,504
------------------------------------------------------------

EXPENSES:

Advisory fees                                        191,337
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                         1,857
------------------------------------------------------------
Distribution fees                                     95,669
------------------------------------------------------------
Transfer agent fees                                   20,232
------------------------------------------------------------
Trustees' fees                                         7,791
------------------------------------------------------------
Printing                                              22,403
------------------------------------------------------------
Professional Fees                                     19,077
------------------------------------------------------------
Other                                                 19,306
============================================================
    Total expenses                                   427,672
============================================================
Less: Expenses paid indirectly                          (710)
------------------------------------------------------------
    Net expenses                                     426,962
============================================================
Net investment income                              1,802,542
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                        (217,879)
============================================================
Change in net unrealized appreciation of
  investment securities                            1,507,119
============================================================
Net gain from investment securities                1,289,240
============================================================
Net increase in net assets resulting from
  operations                                      $3,091,782
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended March 31, 2001 and 2000

                                                                 2001           2000
                                                              -----------    -----------
OPERATIONS:

  Net investment income                                       $ 1,802,542    $ 1,910,744
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            (217,879)      (308,420)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       1,507,119     (1,602,460)
========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                3,091,782           (136)
========================================================================================
Distributions to shareholders from net investment income       (1,810,510)    (1,927,885)
----------------------------------------------------------------------------------------
Distributions in excess of net investment income                  (21,492)            --
========================================================================================
Share transactions-net                                          4,043,378     (2,209,321)
========================================================================================
    Net increase (decrease) in net assets                       5,303,158     (4,137,342)
========================================================================================

NET ASSETS:

  Beginning of year                                            37,302,460     41,439,802
========================================================================================
  End of year                                                 $42,605,618    $37,302,460
________________________________________________________________________________________
========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $41,068,873    $37,046,987
----------------------------------------------------------------------------------------
  Undistributed net investment income                             (38,011)       (30,043)
----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                   (730,063)      (512,184)
----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              2,304,819        797,700
========================================================================================
                                                              $42,605,618    $37,302,460
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.
 10

NOTES TO FINANCIAL STATEMENTS
March 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Bond Fund of Connecticut (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each having an unlimited number of shares of beneficial interest. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to earn a high level of current income exempt from federal taxes and Connecticut taxes.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date. On March 31, 2001, undistributed net investment income was increased by $21,492 and shares of beneficial interest decreased $21,492 as a result of differing book/tax treatment of distributions in excess of net investment income. Net assets of the Fund were unaffected by the reclassifications.

C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

     The Fund has a capital loss carryforward of $730,062 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2009. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay to shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. Bond Premiums -- It has been the policy of the Fund to amortize market premiums on bond, but not to amortize market discounts on bonds for financial statement reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The fund expects that the impact of the adoption of this principle will not be material to the financial statements.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.50% of the Fund's average daily net assets.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2001, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended March 31, 2001, AFS was paid $13,979 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund whereby the Fund will pay AIM Distributors compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets for services related to the sale and distribution of the Fund's shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Fund to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. For the year ended March 31, 2001, the Fund paid AIM Distributors $95,669 as compensation under the Plan.
  AIM Distributors received commissions of $34,200 from sales of shares of the Fund during the year ended March 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of shares of the Fund. During the year ended March 31, 2001, AIM Distributors received $10,000 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended March 31, 2001, the Fund paid legal fees of $4,502 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended March 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $710 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $710.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended March 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended March 31, 2001 was $12,302,811 and $10,780,991, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of March 31, 2001 was as follows:

Aggregate unrealized appreciation of
  investment securities                        $2,368,498
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (63,679)
=========================================================
Net unrealized appreciation of investment
  securities                                   $2,304,819
_________________________________________________________
=========================================================
Investments have the same cost for tax and financial
  statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended March 31, 2001 and 2000 were as follows:

                                                                       2001                        2000
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
                                                              --------    -----------    --------    ------------
Sold                                                           967,656    $10,306,321     615,888    $  6,621,410
-----------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                            104,481      1,109,922     111,105       1,180,598
-----------------------------------------------------------------------------------------------------------------
Reacquired                                                    (698,586)    (7,372,865)   (942,707)    (10,011,329)
=================================================================================================================
                                                               373,551    $ 4,043,378    (215,714)   $ (2,209,321)
_________________________________________________________________________________________________________________
=================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             YEAR ENDED MARCH 31,
                                                              ---------------------------------------------------
                                                               2001       2000       1999       1998       1997
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period                          $ 10.51    $ 11.00    $ 11.04    $ 10.77    $ 10.81
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.50       0.51       0.53       0.55       0.56
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.36      (0.49)     (0.03)      0.27      (0.05)
=================================================================================================================
Total from investment operations                                 0.86       0.02       0.50       0.82       0.51
=================================================================================================================
Distributions to shareholders:
  From net investment income                                    (0.50)     (0.51)     (0.54)     (0.55)     (0.55)
-----------------------------------------------------------------------------------------------------------------
  In excess of net investment income                            (0.01)        --         --         --         --
_________________________________________________________________________________________________________________
=================================================================================================================
    Total distributions                                         (0.51)     (0.51)     (0.54)     (0.55)     (0.55)
_________________________________________________________________________________________________________________
=================================================================================================================
Net asset value, end of period                                $ 10.86    $ 10.51    $ 11.00    $ 11.04    $ 10.77
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(a)                                                  8.38%      0.28%      4.64%      7.78%      4.84%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $42,606    $37,302    $41,440    $40,567    $38,118
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.12%(b)   1.09%      0.99%      0.88%      0.72%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.12%(b)   1.10%      1.11%      1.11%      1.09%
=================================================================================================================
Ratio of net investment income to average net assets             4.71%(b)   4.79%      4.78%      5.02%      5.18%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                            29%        28%         7%         5%        17%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Does not include sales charges.
(b)  Ratios are based on average daily net assets of $38,267,385.

NOTE 9-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Ernst & Young LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the two years ended March 31, 2000. The audit reports of KPMG LLP on the financial statements of the Fund for the two years ended March 31, 2000 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the two years ended March 31, 2000, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.

  Neither the Fund nor anyone on its behalf consulted with Ernst & Young LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                       REPORT OF INDEPENDENT AUDITORS

                       To the Shareholders of AIM Tax-Exempt Bond Fund of Connecticut and Board of Trustees of AIM Tax-Exempt
                       Funds:

                       We have audited the accompanying statement of assets and liabilities of AIM Tax-Exempt Bond Fund of Connecticut (a portfolio of AIM Tax-Exempt Funds) including the schedule of investments, as of March 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2000, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those statements and financial highlights.

                       We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                       In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Tax-Exempt Bond Fund of Connecticut at March 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                     /s/ ERNST & YOUNG LLP

                       May 10, 2001
                       Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Tax-Exempt Bond Fund of Connecticut (the "Fund"), a portfolio of AIM Tax-Exempt Funds, Inc., a Maryland corporation (the "Company"), reorganized as AIM Tax-Exempt Funds, a Delaware business trust (the "Trust"), was held on May 3, 2000. The meeting was held for the following purposes:

(1)* To elect the following Directors: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provides for the reorganization of the Company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the voting on the above matters were as follows:

                                                                                     Withheld/
        Directors/Matter                                              Votes For     Abstentions
        ----------------                                              ---------     -----------
(1)*    Charles T. Bauer............................................  79,445,834     1,848,446
        Bruce L. Crockett...........................................  79,456,162     1,838,118
        Owen Daly II................................................  79,446,636     1,847,644
        Edward K. Dunn, Jr. ........................................  79,460,479     1,833,801
        Jack M. Fields..............................................  79,448,895     1,833,801
        Carl Frischling.............................................  79,460,915     1,845,385
        Robert H. Graham............................................  79,460,479     1,833,365
        Prema Mathai-Davis..........................................  79,456,098     1,838,182
        Lewis F. Pennock............................................  79,460,479     1,833,801
        Louis S. Sklar..............................................  79,435,407     1,858,873

                                                                                                      Withheld/
        Matter                                                        Votes For     Votes Against    Abstentions
        ------                                                        ---------     -------------    -----------
(2)*    Approval of an Agreement and Plan of Reorganization which
        provides for the reorganization of AIM Tax-Exempt Funds,
        Inc. as a Delaware business trust...........................  61,488,975            1        19,805,304**
(3)     Approval of a new Master Investment Advisory Agreement with
        A I M Advisors, Inc. .......................................   1,924,246       34,546           995,757**
(4)(a)  Approval of changing the Fundamental Restriction on
        Borrowing Money and Issuing Senior Securities...............   1,876,391       37,654         1,040,504**
(4)(b)  Approval of the Elimination of Fundamental Restriction on
        Purchasing Securities while Borrowings Exceed 5% of Total
        Assets......................................................   1,846,546       71,722         1,036,281**
(4)(c)  Approval of changing the Fundamental Restriction on
        Underwriting Securities.....................................   1,874,290       44,061         1,036,198**
(4)(d)  Approval of changing the Fundamental Restriction on Industry
        Concentration...............................................   1,870,920       48,540         1,035,089**
(4)(e)  Approval of changing the Fundamental Restriction on
        Purchasing or Selling Real Estate...........................   1,825,539       93,359         1,035,651**
(4)(f)  Approval of changing the Fundamental Restriction on
        Purchasing or Selling Commodities or Commodities Futures
        Contracts...................................................   1,855,494       63,031         1,036,024**
(4)(g)  Approval of changing the Fundamental Restriction on Making
        Loans.......................................................   1,859,485       53,467         1,041,597**
(4)(h)  Approval of a new Fundamental Investment Restriction on
        Investing all of the Fund's Assets in an Open-End Fund......   1,860,699       51,877         1,041,973**
(4)(i)  Approval of the Elimination of Fundamental Restriction on
        Margin Transactions, Short Sales of Securities and Puts,
        Calls, Straddles, Spreads or Combinations Thereof...........   1,825,827       83,540         1,045,182**
(4)(j)  Approval of the Elimination of Fundamental Restriction on
        Pledging, Mortgaging or Hypothecating Assets................   1,845,209       75,455         1,033,885**
(5)     Approval of changing the Investment Objectives of the Fund
        and Making them Non-Fundamental.............................   1,857,656       64,668         1,032,225**
(6)     Ratification of the selection of KPMG LLP as Independent
        Accountants of the Fund.....................................   2,835,667        9,482           109,400

* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Tax-Exempt Funds, Inc.

** Includes Broker Non-Votes

Effective September 30, 2000, Charles T. Bauer retired from his positions as an officer and trustee of the Trust and Robert H. Graham succeeded Mr. Bauer as Chairman of the Board.

BOARD OF TRUSTEES                            OFFICERS                           OFFICE OF THE FUND

Bruce L. Crockett                            Robert H. Graham                   11 Greenway Plaza
Director                                     Chairman and President             Suite 100
ACE Limited;                                                                    Houston, TX 77046
Formerly Director, President, and            Carol F. Relihan
Chief Executive Officer                      Senior Vice President and          INVESTMENT ADVISOR
COMSAT Corporation                           Secretary
                                                                                A I M Advisors, Inc.
Owen Daly II                                 Gary T. Crum                       11 Greenway Plaza
Formerly, Director                           Senior Vice President              Suite 100
Cortland Trust, Inc.                                                            Houston, TX 77046
                                             Dana R. Sutton
Albert R. Dowden                             Vice President and Treasurer       TRANSFER AGENT
Chairman of the Board of Directors,
Cortland Trust, Inc. and DHJ Media,          Melville B. Cox                    A I M Fund Services, Inc.
Inc.; and Director, Magellan                 Vice President                     P.O. Box 4739
Insurance Company                                                               Houston, TX 77210-4739
                                             Karen Dunn Kelley
Edward K. Dunn Jr.                           Vice President                     CUSTODIAN
Chairman, Mercantile Mortgage Corp.;
Formerly Vice Chairman, President            Mary J. Benson                     The Bank of New York
and Chief Operating Officer,                 Assistant Vice President and       90 Washington Street, 11th Floor
Mercantile-Safe Deposit & Trust Co.;         Assistant Treasurer                New York, NY 10286
and President, Mercantile Bankshares
                                             Sheri Steward Morris               COUNSEL TO THE FUND
Jack M. Fields                               Assistant Vice President and
Chief Executive Officer                      Assistant Treasurer                Ballard Spahr
Twenty First Century Group, Inc.;                                               Andrews & Ingersoll, LLP
Formerly Member of the U.S. House of         Juan E. Cabrera                    1735 Market Street
Representatives                              Assistant Secretary                Philadelphia, PA 19103

Carl Frischling                              Jim Coppedge                       COUNSEL TO THE TRUSTEES
Partner                                      Assistant Secretary
Kramer, Levin, Naftalis & Frankel LLP                                           Kramer, Levin, Naftalis & Frankel LLP
                                             Renee A. Friedli                   919 Third Avenue
Robert H. Graham                             Assistant Secretary                New York, NY 10022
Director, President and Chief Executive
Officer A I M Management Group Inc.          P. Michelle Grace                  DISTRIBUTOR
                                             Assistant Secretary
Prema Mathai-Davis                                                              A I M Distributors, Inc.
Member, Visiting Committee,                  John H. Lively                     11 Greenway Plaza
Harvard University Graduate                  Assistant Secretary                Suite 100
School of Education, New School                                                 Houston, TX 77046
University; Formerly, Chief Executive        Nancy L. Martin
Officer, YWCA of the U.S.A.                  Assistant Secretary                AUDITORS

Lewis F. Pennock                             Ofelia M. Mayo                     Ernst & Young LLP
Partner, Pennock & Cooper                    Assistant Secretary                1221 McKinney
                                                                                Houston, TX 77010
Louis S. Sklar                               Lisa A. Moss
Executive Vice President,                    Assistant Secretary
Development and Operations,
Hines Interests                              Kathleen J. Pflueger
Limited Partnership                          Assistant Secretary

                                             Stephen R. Rimes
                                             Assistant Secretary

                                             Timothy D. Yang
                                             Assistant Secretary

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2001.

AIM Tax-Exempt Bond Fund of Connecticut paid ordinary dividends in the amount of $0.5085 per share during its tax year ended March 31, 2001. Of this amount, 98.83% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

THE AIM FUNDS RISK SPECTRUM

On the back cover of this fund report, you'll find the funds in the AIM family divided into the following categories: sector, international/global, domestic, taxable and tax-free. You'll also notice that the funds in each category are listed from more aggressive to more conservative.
    Within each category of this risk spectrum, we assessed each fund on the basis of three factors: its holdings, volatility patterns and diversification. From that assessment, we assigned a degree of risk to each fund and ordered them accordingly.
    Mutual funds typically invest in stocks, bonds or money market instruments, each with varying levels of potential risk and reward. Generally, the riskier the investment, the greater the potential reward.

o Stock funds usually offer the most upside potential, but they also carry the greatest risk. Funds that invest in large, well-established companies generally have lower risk/reward potential than funds that invest in small, fast-growing companies.
o Funds that invest in a broad range of industries are considered more diversified and less risky--and potentially less rewarding--than funds that invest in a single sector, such as technology.
o Funds that invest in international markets tend to have higher risk/reward potential than those that invest solely in domestic securities.
o Bond funds are generally considered safer and therefore potentially less rewarding than stock funds. Funds that invest in U.S. Treasury securities typically have lower risk/reward potential than funds that invest in higher-yielding junk bonds.
o Money market funds, while considered extremely safe, typically produce lower returns than stock and bond funds. Moreover, it is possible that a money market fund's returns will not keep pace with inflation.

    The amount of investment risk you undertake depends on several factors: your financial objectives, your risk tolerance and your time horizon. Are you saving for your later years or are you investing to buy a large item, like a car or a house, soon? Are you a young adult early in your work life, or are you approaching retirement?
    If your investment plan has a rather long time horizon, you may be able to invest more aggressively because you could have time to recoup should you experience losses. If your needs are more immediate, you may need to be more conservative to meet your goal.
    Because these factors change over time, it's a good idea to reassess your portfolio periodically to make sure it still meets your needs. Your financial advisor can help you figure out if your portfolio is right where it should be or if it could use some fine-tuning.
    In assessing your investments, remember to keep diversification in mind. Such a strategy, where you spread your investments over several types of mutual funds, may help mitigate volatility and/or risk in your portfolio because not all investments behave the same way at the same time.
    AIM has a large selection of mutual funds to choose from. See your financial advisor for insight into which ones would best fit in your portfolio.

                     -------------------------------------

                            THE AMOUNT OF INVESTMENT

                               RISK YOU UNDERTAKE

                          DEPENDS ON SEVERAL FACTORS:

                           YOUR FINANCIAL OBJECTIVES,

                          YOUR RISK TOLERANCE AND YOUR

                                 TIME HORIZON.

                     -------------------------------------

THE AIM FAMILY OF FUNDS--Registered Trademark--


                                  EQUITY FUNDS


  DOMESTIC EQUITY FUNDS                      INTERNATIONAL/GLOBAL EQUITY FUNDS                  A I M Management Group Inc. has
                                                                                                provided leadership in the mutual
     MORE AGGRESSIVE                                 MORE AGGRESSIVE                            fund industry since 1976 and
                                                                                                managed approximately $154 billion
AIM Small Cap Opportunities(1)               AIM Latin American Growth                          in assets for nine million
AIM Mid Cap Opportunities(2)                 AIM Developing Markets                             shareholders, including individual
AIM Large Cap Opportunities(3)               AIM European Small Company                         investors, corporate clients and
AIM Emerging Growth                          AIM Asian Growth                                   financial institutions, as of March
AIM Small Cap Growth(4)                      AIM Japan Growth                                   31, 2001.
AIM Aggressive Growth                        AIM International Emerging Growth                      The AIM Family of Funds
AIM Mid Cap Growth                           AIM European Development                           --Registered Trademark-- is
AIM Small Cap Equity                         AIM Euroland Growth                                distributed nationwide, and AIM
AIM Capital Development                      AIM Global Aggressive Growth                       today is the eighth-largest mutual
AIM Constellation                            AIM International Equity                           fund complex in the United States
AIM Dent Demographic Trends                  AIM Advisor International Value                    in assets under management,
AIM Select Growth                            AIM Worldwide Spectrum                             according to Strategic Insight, an
AIM Large Cap Growth                         AIM Global Trends                                  independent mutual fund monitor.
AIM Weingarten                               AIM Global Growth                                      AIM is a subsidiary of AMVESCAP
AIM Mid Cap Equity                                                                              PLC, one of the world's largest
AIM Value II                                         MORE CONSERVATIVE                          independent financial services
AIM Charter                                                                                     companies with $370 billion in
AIM Value                                           SECTOR EQUITY FUNDS                         assets under management as of March
AIM Blue Chip                                                                                   31, 2001.
AIM Basic Value                                      MORE AGGRESSIVE
AIM Large Cap Basic Value
AIM Balanced                                 AIM New Technology
AIM Advisor Flex                             AIM Global Telecommunications and Technology
                                             AIM Global Infrastructure
     MORE CONSERVATIVE                       AIM Global Resources
                                             AIM Global Financial Services
                                             AIM Global Health Care
                                             AIM Global Consumer Products and Services
                                             AIM Advisor Real Estate
                                             AIM Global Utilities

                                                     MORE CONSERVATIVE


                               FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS                   TAX-FREE FIXED-INCOME FUNDS

     MORE AGGRESSIVE                              MORE AGGRESSIVE

AIM Strategic Income                         AIM High Income Municipal
AIM High Yield II                            AIM Tax-Exempt Bond of Connecticut
AIM High Yield                               AIM Municipal Bond
AIM Income                                   AIM Tax-Free Intermediate
AIM Global Income                            AIM Tax-Exempt Cash
AIM Floating Rate
AIM Intermediate Government                      MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

    MORE CONSERVATIVE

The AIM risk spectrum shown above illustrates the relative risk of AIM's equity and fixed-income funds within a specified group of funds in The AIM Family of Funds--Registered Trademark--. When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1)AIM Small Cap Opportunities Fund is closed to new investors. (2)AIM Mid Cap Opportunities Fund is closed to new investors. (3)AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (4)AIM Small Cap Growth Fund is closed to new investors.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after July 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

[DALBAR LOGO APPEARS HERE]                              [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                        TCT-AR-1

A I M Distributors, Inc.

                                                                     APPENDIX IV

                             AIM MUNICIPAL BOND FUND
                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2001
                                   (UNAUDITED)

                PAR (000)                                                                                 MARKET VALUE
----------------------------------------                                                    ----------------------------------------
     AIM           AIM     AIM MUNICIPAL                                                         AIM           AIM     AIM MUNICIPAL
  TAX-EXEMPT    MUNICIPAL    BOND FUND                                                        TAX-EXEMPT    MUNICIPAL    BOND FUND
  BOND FUND       BOND       PRO FORMA                                                        BOND FUND       BOND       PRO FORMA
OF CONNECTICUT    FUND       COMBINING                                                      OF CONNECTICUT    FUND       COMBINING

                                          ALABAMA  - 0.91%
                                          Alabama (State of) Public School & College
                                          Authority; Capital Improvement Series 1999 C RB
    $   --       $ 1,400      $ 1,400     5.75%, 07/01/17                                    $          -- $ 1,497,090  $ 1,497,090
------------------------------------------------------------------------------------------------------------------------------------
                                          Courtland Industrial Development Board (Champion
                                          International Corp. Project); Refunding
                                          Environmental Improvement Series IDR
        --         2,315        2,315     6.40%, 11/01/26(a)                                            --   2,345,674    2,345,674
====================================================================================================================================
                                                                                                        --   3,842,764    3,842,764
====================================================================================================================================

                                          ALASKA - 0.61%
                                          Alaska (State of) Housing Finance Corp.;
                                          Collateralized First Veterans' Home Mortgage
                                          Series A-2 RB
        --         2,300        2,300     6.75%, 12/01/24(a)                                            --   2,369,805    2,369,805
------------------------------------------------------------------------------------------------------------------------------------
                                          Alaska (State of) Housing Finance Corp.;
                                          Collateralized First Veterans' Mortgage
                                          Program Series RB
        --           185          185     6.88%, 06/01/33                                               --     188,360      188,360
====================================================================================================================================
                                                                                                        --   2,558,165    2,558,165
====================================================================================================================================

                                          ARIZONA - 1.27%
                                          Arizona (State of) Educational Loan Marketing
                                          Corp.; RB
        --         1,900        1,900     6.13%, 09/01/02(a)                                            --   1,957,057    1,957,057
------------------------------------------------------------------------------------------------------------------------------------
                                          Pima (County of) Unified School District No. 10
                                          (Amphitheater); School Improvement Series
                                          1992 E GO
        --         3,100        3,100     6.50%, 07/01/05                                               --   3,432,475    3,432,475
====================================================================================================================================
                                                                                                        --   5,389,532    5,389,532
====================================================================================================================================

                                          ARKANSAS - 0.72%
                                          Little Rock (City of); Capital Improvement
                                          Series B GO
        --         2,000        2,000     5.75%, 02/01/06                                               --   2,018,880    2,018,880
------------------------------------------------------------------------------------------------------------------------------------
                                          Van Buren (County of) Refunding Sales and Use
                                          Tax Series 2000 RB
        --         1,000        1,000     5.60%, 12/01/25(b)                                            --   1,042,100    1,042,100
====================================================================================================================================
                                                                                                        --   3,060,980    3,060,980
====================================================================================================================================

                                          CALIFORNIA - 1.79%
                                          Abag Financing Authority for Non-Profit Corps.
                                          (Lincoln Glen Manor Senior Citizens);
                                          Series 2000 COP
        --         1,000        1,000     6.10%, 02/15/25                                               --   1,086,410    1,086,410
------------------------------------------------------------------------------------------------------------------------------------
                                          Abag Financing Authority for Non-Profit Corps.
                                          (Lytton Gardens Inc.); Series 1999 COP
        --         2,085        2,085     6.00%, 02/15/19                                               --   2,182,849    2,182,849
------------------------------------------------------------------------------------------------------------------------------------
                                          Abag Financing Authority for Non-Profit Corps.
                                          (Odd Fellows Home of California); Series 1999 COP
        --         1,000        1,000     6.00%, 08/15/24                                               --   1,068,670    1,068,670
------------------------------------------------------------------------------------------------------------------------------------
                                          California (State of) Educational Facilities
                                          Authority (Fresno Pacific University);
                                          Series 2000 A RB
        --         1,350        1,350     6.05%, 03/01/11                                               --   1,504,872    1,504,872
------------------------------------------------------------------------------------------------------------------------------------
                                          Foothill/Eastern Corridor Agency (California
                                          Toll Road Project); Senior Lien Series A RB
        --           400          400     6.00%, 01/01/10(c)(d)                                         --     459,748      459,748
------------------------------------------------------------------------------------------------------------------------------------
                                          Sacramento (City of) California City Financing
                                          Authority (Senior Convention Center Hotel);
                                          Series 1999 A RB
        --           750          750     6.25%, 01/01/30(e)                                            --     736,568      736,568
------------------------------------------------------------------------------------------------------------------------------------
                                          Sacramento (City of) California Cogeneration
                                          Authority (Procter & Gamble Project);
                                          Series 1995 RB
        --           500          500     7.00%, 07/01/04                                               --     548,795      548,795
====================================================================================================================================
                                                                                                        --   7,587,912    7,587,912
====================================================================================================================================

                                          COLORADO - 1.60%
                                          Adams (County of) Colorado School District
                                          No. 1; Unlimited Tax Series 1992 A GO
        --           500          500     6.63%, 12/01/02(c)(d)                                         --     532,470      532,470
------------------------------------------------------------------------------------------------------------------------------------
                                          Aurora (City of); Public Improvement
                                          Series 2000 COP
        --         2,000        2,000     5.50%, 12/01/30(b)                                            --   2,040,900    2,040,900
------------------------------------------------------------------------------------------------------------------------------------
                                          Colorado Health Facilities Authority (National
                                          Jewish Medical and Research Project);
                                          Hospital Series RB
        --         1,000        1,000     5.38%, 01/01/29                                               --     791,770      791,770
------------------------------------------------------------------------------------------------------------------------------------
                                          Colorado (State of) E-470 Public Highway
                                          Authority; Series 2000 A RB
        --         1,000        1,000     5.75%, 09/01/35(b)                                            --   1,062,540    1,062,540
------------------------------------------------------------------------------------------------------------------------------------
                                          Highlands Ranch Metro District No. 1;  Unlimited
                                          Tax Refunding & Improvement Series A GO
        --           500          500     7.30%, 09/01/02(c)(d)                                         --     542,600      542,600
------------------------------------------------------------------------------------------------------------------------------------
                                          Mesa County School District No. 51;
                                          Series 1989 B COP
        --         1,465        1,465     6.88%, 12/01/05(b)                                            --   1,517,418    1,517,418
------------------------------------------------------------------------------------------------------------------------------------
                                          Mountain Village Metro District (San Miguel
                                          County); Refunding Unlimited Tax Series GO
        --            50           50     7.95%, 12/01/02(c)(d)                                         --      54,245       54,245
------------------------------------------------------------------------------------------------------------------------------------
                                          Mountain Village Metro District (San
                                          Miguel County); Unrefunded Balance Unlimited
                                          Tax Series GO
        --           220          220     7.95%, 12/01/03(e)                                            --     228,030      228,030
====================================================================================================================================
                                                                                                        --   6,769,973    6,769,973
====================================================================================================================================

                                          CONNECTICUT - 11.14%
                                          Brooklyn (City of), Connecticut; Unlimited
                                          Tax Series 1995 GO
       250            --          250     5.50%, 05/01/06(b)                                       268,773          --      268,773
------------------------------------------------------------------------------------------------------------------------------------
       250            --          250     5.70%, 05/01/08(b)                                       270,120          --      270,120
------------------------------------------------------------------------------------------------------------------------------------
                                          Chester (Town of), Connecticut; Unlimited
                                          Tax Series 1989 GO
       190            --          190     7.00%, 10/01/05                                          192,854          --      192,854
------------------------------------------------------------------------------------------------------------------------------------
                                          Children's Trust Fund (Tobacco Settlement);
                                          Series 2000 RB
     1,000            --        1,000     6.00%, 07/01/26                                        1,040,000          --    1,040,000
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut (Middletown County Courthouse
                                          Facilities Project); Series 1991
                                          Lease-Rental Revenue COP
       400            --          400     6.25%, 12/15/10(c)(d)                                    418,044          --      418,044
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut (State of) (Housing Mortgage
                                          Finance Program); RB
       750            --          750       Series C-2, 6.25%, 11/15/18                            794,813          --      794,813
------------------------------------------------------------------------------------------------------------------------------------
        75            --           75       Series C-2, 6.70%, 11/15/22(a)                          77,073          --       77,073
------------------------------------------------------------------------------------------------------------------------------------
     1,775            --        1,775       Series C, 5.50%, 11/15/35(a)                         1,782,526          --    1,782,526
------------------------------------------------------------------------------------------------------------------------------------
     1,000            --        1,000       Series G, 6.00%, 11/15/27                            1,028,650          --    1,028,650
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut (State of); General Purpose Public
                                          Improvement Series 1992-A  GO
        --         5,500        5,500     6.50%, 03/15/02(c)(d)                                         --   5,791,335    5,791,335
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut (State of) (Bradley International
                                          Airport); Special Obligation Parking
                                          Series 2000 A RB
       250         1,000        1,250     6.60%, 07/01/24(a)                                       250,575   1,002,300    1,252,875
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut (State of) Development Authority
                                          Water Facility (Bridgeport Hydraulic Co.
                                          Project); Refunding Series 1990 RB
       800            --          800     7.25%, 06/01/20                                          814,464          --      814,464
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut (State of) Development Authority
                                          (Economic Development Projects); Refunding
                                          Series 1992 A RB
       500            --          500     6.00%, 11/15/08                                          510,165          --      510,165
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut (State of) Development Authority
                                          (Elim Park Baptist Home); Refunding
                                          Series 1998 A RB
       500            --          500     5.38%, 12/01/18                                          438,810          --      438,810
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut (State of) (Housing Mortgage Finance
                                          Program); Refunding RB
       100            --          100       Sub-Series A-1, 5.70%, 05/15/08                        105,826          --      105,826
------------------------------------------------------------------------------------------------------------------------------------
     1,000           800        1,800       Sub-Series 1996 A-3, 5.95%, 05/15/17                 1,048,570     838,856    1,887,426
------------------------------------------------------------------------------------------------------------------------------------
     1,270            --        1,270       Series C-1, 6.30%, 11/15/17                          1,350,467          --    1,350,467
------------------------------------------------------------------------------------------------------------------------------------
       555            --          555       Sub-Series C-2, 5.85%, 11/15/28(a)                     564,463          --      564,463
------------------------------------------------------------------------------------------------------------------------------------
     1,700            --        1,700       Sub-Series 1996 D-2, 6.20%, 11/15/27(a)(d)           1,746,818          --    1,746,818
------------------------------------------------------------------------------------------------------------------------------------
       500            --          500       Sub-Series E-1, 5.95%, 05/15/17                        524,020          --      524,020
------------------------------------------------------------------------------------------------------------------------------------
       675            --          675       Series E-1, 6.00%, 05/15/17                            699,253          --      699,253
------------------------------------------------------------------------------------------------------------------------------------

                                          Connecticut (State of) Special Tax Obligation
                                          (Transportation Infrastructure);
                                            Series 1991 A
     1,250            --        1,250        6.80%, 06/01/03(c)(d)                               1,338,263          --    1,338,263
------------------------------------------------------------------------------------------------------------------------------------
                                            Series 1991 B
       530            --          530        6.50%, 10/01/10                                       619,936          --      619,936
------------------------------------------------------------------------------------------------------------------------------------
                                            Series 1991 B RB
     1,000            --        1,000        6.25%, 10/01/09(c)(d)                               1,039,170          --    1,039,170
------------------------------------------------------------------------------------------------------------------------------------
                                            Second Lien VRD Series 1990 RB
                                            (LOC-Commerzbank A.G.)
     2,112            --        2,112        5.40%, 12/01/10(f)                                  2,112,000          --    2,112,000
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut (State of); Unlimited Tax
                                            Series 1991 GO
       200            --          200        6.75%, 03/01/01                                       204,490          --      204,490
------------------------------------------------------------------------------------------------------------------------------------
                                            Series 1992 GO
       300            --          300        6.50%, 03/15/02                                       315,891          --      315,891
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut Area Cooperative Educational
                                          Services (Staff Development/Administration
                                          Facilities); Unlimited Tax Series 1999 GO
     1,060            --        1,060     5.63%, 07/15/19(b)                                     1,088,980          --    1,088,980
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut Development Authority (Pfizer
                                          Inc. Project); Series 1992 PCR
       250            --          250     6.55%, 02/15/13                                          262,668          --      262,668
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut Development Authority (Corporate
                                          Independent Living Project); Health Care VRD
                                          Series 1990 RB (LOC-Chase Manhattan Bank)
       494            --          494     5.60%, 07/01/15(f)                                       494,000          --      494,000
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut Heath and Education Facilities
                                          Authority (Bridgeport Hospital);
                                          Series 1992 A RB
       500            --          500     6.63%, 07/01/18(b)                                       522,005          --      522,005
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut Heath and Education Facilities
                                          Authority (Danbury Hospital);
                                            Prefunded Series 1991 E RB
       640            --          640         6.50%, 07/01/14(c)(d)                                661,043          --      661,043
------------------------------------------------------------------------------------------------------------------------------------
       110            --          110         6.50%, 07/01/14(b)(c)(d)                             113,124          --      113,124
------------------------------------------------------------------------------------------------------------------------------------
                                            Series G RB
       250            --          250         5.63%, 07/01/25(b)                                   258,443          --      258,443
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut Health and Education Facilities
                                          Authority (Middlesex Hospital); Series 1992 G RB
     1,100            --        1,100     6.25%, 07/01/12(c)(d)                                  1,163,921          --    1,163,921
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut Health and Education Facilities
                                          Authority (New Britain Memorial Hospital);
                                          Series 1991 A RB
       500            --          500     7.75%, 07/01/22(c)(d)                                    539,265          --      539,265
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut Health and Education Facilities
                                          Authority (Stamford Hospital); Series 1996 F RB
     1,000            --        1,000     5.40%, 07/01/09(b)                                     1,071,920          --    1,071,920
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut Health and Education Facilities
                                          Authority (William W. Backus Hospital);
                                          Series 1997 D RB
     1,000            --        1,000     5.75%, 07/01/27(b)(d)                                  1,034,260          --    1,034,260
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut Health and Education Facilities
                                          Authority (Windham Community Memorial Hospital);
                                          Series 1996 C RB
       850            --          850     5.75%, 07/01/11                                          865,240          --      865,240
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut Housing Development Authority
                                          (Housing Mortgage Finance Program);
                                            Series 1991 C, Sub-Series C-3 RB
       245            --          245         6.55%, 11/15/13                                      255,932          --      255,932
------------------------------------------------------------------------------------------------------------------------------------
                                            Series 1998 D-2 RB
       250            --          250         5.45%, 11/15/24(a)                                   251,605          --      251,605
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut Housing Finance Authority (Group
                                          Home Mortgage); Special Obligation
                                          Series 2000 G, Sub-Series H-5
       500            --          500     5.85%, 06/15/30(b)                                       516,260          --      516,260
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut Housing Finance Authority (Housing
                                          Mortgage); Refunding Series 2000 RB,
                                          Sub-Series B-2
     1,000            --        1,000     5.85%, 05/15/31(a)(b)                                  1,018,440          --    1,018,440
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut Regional School District No. 5;
                                          Unlimited Tax Series 1992 GO
       335            --          335     6.00%, 03/01/12(c)(d)                                    351,167          --      351,167
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut State Clean Water Fund;
                                          Series 1991 RB
        25            --           25     7.00%, 01/01/11                                           25,500          --       25,500
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut State Higher Education Supplemental
                                          Loan Authority (Family Education Loan Program);
                                          Series 1990 A RB
       970            --          970     7.50%, 11/15/10(a)                                       973,007          --      973,007
------------------------------------------------------------------------------------------------------------------------------------
                                          Connecticut State Special Tax Obligation
                                          (Transportation Infrastructure Sales and
                                          Excise Tax); Series 1991 B RB
     1,500            --        1,500     6.50%, 10/01/12                       `                1,769,685                1,769,685
------------------------------------------------------------------------------------------------------------------------------------

                                          Guam (Government of) Power Authority
                                          (Electrical, Light & Power Improvements);
                                          Refunding Series 199 A RB
       500            --          500     5.25%, 10/01/34                                          474,305          --      474,305
------------------------------------------------------------------------------------------------------------------------------------
                                          Manchester (City of) Connecticut Eighth
                                          Utilities Fire District; Unlimited Tax
                                          Series 1991 GO
       180            --          180     6.75%, 08/15/06                                          205,477          --      205,477
------------------------------------------------------------------------------------------------------------------------------------
                                          Mansfield (City of), Connecticut;
                                          Unlimited Tax Series 1990 GO
       100            --          100     6.00%, 06/15/07                                          111,367          --      111,367
------------------------------------------------------------------------------------------------------------------------------------
       100            --          100     6.00%, 06/15/08                                          112,232          --      112,232
------------------------------------------------------------------------------------------------------------------------------------
       100            --          100     6.00%, 06/15/09                                          113,178          --      113,178
-------------------------------  --------------------------------------------------------------------------------------------------
                                          New Britain (City of), Connecticut; Unlimited
                                          Tax Refunding Series 1992 Various Purpose GO
       400            --          400     6.00%, 02/01/11(b)                                       456,844          --      456,844
------------------------------------------------------------------------------------------------------------------------------------
                                          North Canaan (City of), Connecticut;
                                          Unlimited Tax Series 1991 GO
       125            --          125     6.50%, 01/15/08                                          142,967          --      142,967
------------------------------------------------------------------------------------------------------------------------------------
       125            --          125     6.50%, 01/15/09                                          144,337          --      144,337
------------------------------------------------------------------------------------------------------------------------------------
       125            --          125     6.50%, 01/15/10                                          145,641          --      145,641
------------------------------------------------------------------------------------------------------------------------------------
       125            --          125     6.50%, 01/15/11                                          146,836          --      146,836
------------------------------------------------------------------------------------------------------------------------------------
                                          Puerto Rico Commonwealth (Public Improvement
                                          Project); Unlimited Tax Series 2000 RB
       500            --          500     6.00%, 07/01/29                                          524,125          --      524,125
------------------------------------------------------------------------------------------------------------------------------------
                                          Puerto Rico Commonwealth Highway and
                                          Transportation Authority; Series 2000 B RB
       100            --          100     6.00%, 07/01/31                                          108,284          --      108,284
------------------------------------------------------------------------------------------------------------------------------------
                                          Somers (City of), Connecticut; Unlimited Tax
                                          Series 1990 Various Purpose GO
       190            --          190     6.00%, 12/01/10                                          217,117          --      217,117
------------------------------------------------------------------------------------------------------------------------------------
                                          Territory of American Samoa; Unlimited Tax
                                          Refunding Series 2000 GO
     1,280            --        1,280     6.00%, 09/01/08(b)                                     1,367,296          --    1,367,296
------------------------------------------------------------------------------------------------------------------------------------
                                          University of Connecticut (Student Fee Program);
                                          Series 2000 A RB
     1,325            --        1,325     6.00%, 11/15/21                                        1,425,090          --    1,425,090
------------------------------------------------------------------------------------------------------------------------------------
                                          Virgin Islands Public Financial Authority
                                          (Gross Receipts Taxes); Series 1999 A RB
       500            --          500     6.13%, 10/0129(b)                                        508,365          --      508,365
------------------------------------------------------------------------------------------------------------------------------------
                                          Westbrook (City of), Connecticut; Unlimited Tax
                                          Series 1992 GO
       380            --          380     6.40%, 03/15/10(b)                                       445,558          --      445,558
====================================================================================================================================
                                                                                                39,441,518   7,632,491   47,074,009
====================================================================================================================================

                                          DELAWARE - 0.07%
                                          Delaware (State of) Economic Development
                                          Authority (Osteopathic Hospital Association);
                                          Series A RB
        --           250          250     6.75%, 01/01/13(c)                                            --     294,805      294,805
====================================================================================================================================

                                          DISTRICT OF COLUMBIA - 0.24%
                                          District of Columbia (Gonzaga College High
                                          School); Series 1999 RB
        --         1,000        1,000     5.38%, 07/01/19(b)                                            --   1,026,820    1,026,820
====================================================================================================================================

                                          FLORIDA - 1.89%
                                          Capital Trust Agency (Reliance Community
                                          Revitalization Project); Multi-Family Housing
                                          VRD Series 1999 B RB (Acquired 11/03/00;
                                          Cost $101,000)
        --           101          101     4.63%, 12/01/32(f)(g)                                         --     101,000      101,000
------------------------------------------------------------------------------------------------------------------------------------
                                          Crossings at Fleming Island (Community
                                          Development District Special Assessment);
                                          Refunding Series 2000 B RB
        --         1,000        1,000     5.80%, 05/01/16(b)                                            --   1,084,970    1,084,970
------------------------------------------------------------------------------------------------------------------------------------
                                          Escambia (County of) (Champion International
                                          Corp. Project); PCR
        --         1,125        1,125     6.90%, 08/01/22(a)                                            --   1,164,847    1,164,847
------------------------------------------------------------------------------------------------------------------------------------
                                          Escambia (County of) Health Facilities Authority
                                          (Health Care Facility Loan - Veterans Hospital
                                          Project); Hospital Series 2000 RB
        --         1,000        1,000     5.95%, 07/01/20(b)                                            --   1,088,340    1,088,340
------------------------------------------------------------------------------------------------------------------------------------
                                          Jacksonville (City of) Electric Authority; Water
                                          & Sewer Series 2000 A RB
        --         1,000        1,000     5.30%, 10/01/30                                               --     991,060      991,060
------------------------------------------------------------------------------------------------------------------------------------
                                          Miami (City of) Dade County Florida Aviation
                                          (Miami International Airport); Series 2000 B RB
        --         2,000        2,000     5.75%, 10/01/29(b)                                            --   2,102,480    2,102,480
------------------------------------------------------------------------------------------------------------------------------------
                                          Miami (City of) Parking Facilities;
                                          Series 1992 A RB
        --         1,120        1,120     6.70%, 10/01/01(c)(d)                                         --   1,165,976    1,165,976
------------------------------------------------------------------------------------------------------------------------------------

                                          Plantation (City of) Health Facilities Authority
                                          (Covenant Retirement Communities Inc.);
                                          Series 1992 RB
        --           250          250     7.75%, 12/01/02(c)(d)                                         --     273,368      273,368
====================================================================================================================================
                                                                                                        --   7,972,041    7,972,041
====================================================================================================================================

                                          GEORGIA - 0.39%
                                          Georgia (State of) Housing and Finance Authority
                                          (Home Ownership Opportunity Program);
                                          Series C RB
        --           585          585     6.50%, 12/01/11                                               --     611,372      611,372
------------------------------------------------------------------------------------------------------------------------------------
                                          Savannah (City of) Economic Development
                                          Authority (Hershey Foods Corp. Project);
                                          Refunding IDR
        --         1,000        1,000     6.60%, 06/01/12                                               --   1,043,590    1,043,590
====================================================================================================================================
                                                                                                        --   1,654,962    1,654,962
====================================================================================================================================

                                          ILLINOIS - 7.89%
                                          Berwyn (City of) (Macneal Memorial Hospital
                                          Association Project); Hospital Series 1991 RB
        --         3,250        3,250     7.00%, 06/01/01(c)(d)                                         --   3,352,017    3,352,017
------------------------------------------------------------------------------------------------------------------------------------
                                          Chicago (City of); Refunding Unlimited Tax
                                          Series 2000 C GO
        --         1,750        1,750     5.50%, 01/01/40(b)                                            --   1,767,867    1,767,867
------------------------------------------------------------------------------------------------------------------------------------
                                          Chicago (City of) (Cottage View Terrace
                                          Apartments); FHA/GNMA Collateralized
                                          Multi-Family Housing Series 2000 A RB
        --         1,580        1,580     6.13%, 02/20/42(a)                                            --   1,611,316    1,611,316
------------------------------------------------------------------------------------------------------------------------------------
                                          Cook (County of); Unlimited Tax Series 1992 B GO
        --         2,000        2,000     5.75%, 11/15/02(c)(d)                                         --   2,114,400    2,114,400
------------------------------------------------------------------------------------------------------------------------------------
                                          Freeport (City of) (Sewer System Improvements);
                                          Unlimited Tax Series 2000 GO
        --         1,000        1,000     6.00%, 12/01/29(b)                                            --   1,075,790    1,075,790
------------------------------------------------------------------------------------------------------------------------------------
                                          Illinois (State of); Sales Tax Series 1991 O RB
        --         1,500        1,500      6.50%, 06/15/01(c)(d)                                        --   1,546,500    1,546,500
------------------------------------------------------------------------------------------------------------------------------------
                                          Illinois (State of) Development Finance
                                          Authority (Adventist Health Systems Project);
                                          Hospital Series 1997 A RB
        --         2,500        2,500     6.00%, 11/15/11                                               --   2,826,950    2,826,950
------------------------------------------------------------------------------------------------------------------------------------
                                          Illinois (State of) Development Finance
                                          Authority (American College of Surgeons); VRD
                                          Series 1996 RB (LOC-Northern Trust Co.)
        --           668          668     6.00%, 11/15/11(f)                                            --     668,000      668,000
------------------------------------------------------------------------------------------------------------------------------------
                                          Illinois (State of) Development Finance
                                          Authority (CPC International Project);
                                          Refunding PCR
        --         2,000        2,000     6.75%, 05/01/16                                               --   2,071,840    2,071,840
------------------------------------------------------------------------------------------------------------------------------------
                                          Illinois (State of) Educational Facilities
                                          Authority (Midwestern State University);
                                          Series 1998 B RB
        --         1,000        1,000     5.50%, 05/15/18                                               --     894,700      894,700
------------------------------------------------------------------------------------------------------------------------------------
                                          Illinois (State of) Educational Facilities
                                          Authority (Northwestern University); Medium
                                          Term Series RB
        --         1,000        1,000     5.25%, 11/01/14(d)                                            --   1,059,300    1,059,300
------------------------------------------------------------------------------------------------------------------------------------
                                          Illinois (State of) Educational Facilities
                                          Authority (Robert Morris College);
                                          Series 2000 RB
        --         1,000        1,000     5.80%, 06/01/30(b)                                            --   1,034,590    1,034,590
------------------------------------------------------------------------------------------------------------------------------------

                                          Illinois (State of) Health Facilities Authority
                                          (Blessing Hospital); Series 1999 A RB
        --         1,000        1,000     6.00%, 11/15/19(b)                                            --   1,073,930    1,073,930
------------------------------------------------------------------------------------------------------------------------------------
                                          Illinois Health Facilities Authority
                                          (Evangelical Hospital Corp.); RB
        --         1,000        1,000     6.25%, Refunding Series 1992 A 04/15/22(c)(d)                 --   1,136,590    1,136,590
------------------------------------------------------------------------------------------------------------------------------------
        --         1,150        1,150     6.25%, Series 1992 C 04/15/22(c)(d)                           --   1,302,271    1,302,271
------------------------------------------------------------------------------------------------------------------------------------
                                          Illinois Health Facilities Authority (Franciscan
                                          Sisters Health Care);  Series 1992 RB
        --         2,000        2,000     6.40%, 09/01/04(c)                                            --   2,176,280    2,176,280
------------------------------------------------------------------------------------------------------------------------------------
                                          Illinois Health Facilities Authority (Memorial
                                          Hospital); Hospital Series 1992 RB
        --           200          200     7.25%, 05/01/02(c)(d)                                         --     212,706      212,706
------------------------------------------------------------------------------------------------------------------------------------
                                          Illinois State University (Auxiliary
                                          Facilities System);
        --         1,000        1,000     5.75%, Series 1993 RB 04/01/14(b)                             --   1,042,040    1,042,040
------------------------------------------------------------------------------------------------------------------------------------
        --         4,750        4,750     5.75%, Series 1991 RB  04/01/22                               --   4,815,788    4,815,788
------------------------------------------------------------------------------------------------------------------------------------
                                          Peoria and Pekin and Waukegan (Cities of);
                                          GNMA Collateralized Mortgage Series 1990 RB
        --            55           55     7.88%, 08/01/22(a)                                            --      56,371       56,371
------------------------------------------------------------------------------------------------------------------------------------
                                          Tazewell County Community High School District
                                          No. 303 (Pekin); Unlimited Tax Series 1996 GO
        --         1,435        1,435     5.63%, 01/01/14(b)                                            --   1,501,182    1,501,182
====================================================================================================================================
                                                                                                        --  33,340,428   33,340,428
====================================================================================================================================

                                          INDIANA - 2.17%
                                          Carmel Retirement Rental Housing (Beverly
                                          Enterprises Project); Refunding Series RB
        --            85           85     8.75%, 12/01/08(e)                                            --      89,530       89,530
------------------------------------------------------------------------------------------------------------------------------------
                                          East Allen (City of) Multi-School Building
                                          Corp.; First Mortgage Series 2000 RB
        --           735          735     5.75%, 01/15/15(b)                                            --     785,825      785,825
------------------------------------------------------------------------------------------------------------------------------------
                                          Indiana (State of) (Special Program);
                                          Series 2000 A RB
        --         1,000        1,000     5.90%, 02/01/14(b)                                            --   1,099,140    1,099,140
------------------------------------------------------------------------------------------------------------------------------------
                                          Indiana (State of) Housing Finance Authority;
                                          Series B-1 RB
        --           145          145     6.15%, 07/01/17                                               --     150,894      150,894
------------------------------------------------------------------------------------------------------------------------------------
                                          Indiana (State of) Transportation Finance
                                          Authority; Highway Series 2000 RB
        --         2,000        2,000     5.38%, 12/01/25                                               --   2,011,220    2,011,220
------------------------------------------------------------------------------------------------------------------------------------
                                          Indiana (State of) Transportation Finance
                                          Authority (Airport Lease Facility);
                                          Series 1992 A RB
        --           395          395     6.25%, 11/01/02(c)(d)                                         --     420,375      420,375
------------------------------------------------------------------------------------------------------------------------------------
        --           105          105     6.25%, 11/01/16                                               --     109,435      109,435
------------------------------------------------------------------------------------------------------------------------------------
                                          Indianapolis (City of) (Lake Nora and Fox
                                          Club Project); Series 1999 A Multi-Family RB
        --         1,795        1,795     5.90%, 10/01/19(b)                                            --   1,872,759    1,872,759
------------------------------------------------------------------------------------------------------------------------------------
                                          Indianapolis (City of) Thermal Energy System;
                                          Series 2001 A RB
        --         2,500        2,500     5.00%, 10/01/11(b)                                            --   2,619,850    2,619,850
====================================================================================================================================
                                                                                                        --   9,159,028    9,159,028
====================================================================================================================================

                                          KANSAS - 0.65%
                                          Hutchinson Health Care Facilities (Wesley
                                          Towers); Refunding & Improvement
                                          Series 1999 A RB
        --         1,500        1,500     6.25%, 11/15/19(e)                                            --   1,307,040    1,307,040
------------------------------------------------------------------------------------------------------------------------------------
                                          Newton (City of) (Newton Healthcare Corp.);
                                          Hospital Series A RB
        --           250          250     7.38%, 11/15/04(c)(d)                                         --     285,780      285,780
------------------------------------------------------------------------------------------------------------------------------------
                                          Overland Park (City of) Development Corp.;
                                          First Tier Series 2001 A RB
        --         1,135        1,135     7.38%, 01/01/32(e)                                            --   1,137,259    1,137,259
====================================================================================================================================
                                                                                                        --   2,730,079    2,730,079
====================================================================================================================================

                                          KENTUCKY - 1.76%
                                          Jefferson (County of) (Beverly Enterprises
                                          Project); Refunding Health Facilities Series RB
        --           595          595     5.88%, 05/01/08(e)                                            --     564,810      564,810
------------------------------------------------------------------------------------------------------------------------------------
                                          Kenton (County of) Airport Board (Delta Airlines
                                          Project); Special Facilities Series 1992 A RB
        --         3,635        3,635     7.13%, 02/01/21(a)                                            --   3,739,361    3,739,361
------------------------------------------------------------------------------------------------------------------------------------

                                          Mount Sterling (City of); Lease Funding
                                          Series 1993 A RB
        --         3,000        3,000     6.15%, 03/01/13                                                    3,155,160    3,155,160
====================================================================================================================================
                                                                                                        --   7,459,331    7,459,331
====================================================================================================================================

                                          LOUISIANA - 4.93%
                                          Lafayatte (City of) Public Improvement;
                                          Sales Tax Series 2000 A RB
        --         1,360        1,360     5.50%, 03/01/23(b)                                            --   1,399,875    1,399,875
------------------------------------------------------------------------------------------------------------------------------------
                                          Louisiana (State of) Local Government
                                          Environmental Facilities and Community
                                          Development Authority (Capital Projects
                                          and Equipment Acquisition);
        --         3,000        3,000     6.30%, Series 2000 A RB, 07/01/30(b)                          --   3,474,090    3,474,090
------------------------------------------------------------------------------------------------------------------------------------
        --         6,000        6,000     6.55%, Series 2000 RB, 09/01/25                               --   6,014,220    6,014,220
------------------------------------------------------------------------------------------------------------------------------------
                                          Louisiana Public Facilities Authority
                                          (Medical Center at New Orleans Project); RB
        --         2,775        2,775     6.13%, 10/15/07(b)                                            --   2,865,021    2,865,021
------------------------------------------------------------------------------------------------------------------------------------
                                          Louisiana Public Facilities Authority (Our
                                          Lady of the Lake Regional Hospital); Refunding
                                          Hospital Series 1993 C RB
        --         1,000        1,000     6.00%, 12/01/01(b)(c)(d)                                      --   1,040,720    1,040,720
------------------------------------------------------------------------------------------------------------------------------------
                                          Louisiana Public Facilities Authority (Tulane
                                          University of Louisiana); RB
        --         2,500        2,500     6.00%, 10/01/16(b)                                            --   2,712,350    2,712,350
------------------------------------------------------------------------------------------------------------------------------------
                                          Ouachita (Parish of) Hospital Service District
                                          No. 1 (Glenwood Regional Medical Center);
                                          Refunding Series 1996 RB
        --         1,000        1,000     5.70%, 05/15/16(b)                                            --   1,055,930    1,055,930
------------------------------------------------------------------------------------------------------------------------------------
                                          St. John Baptist (Parish of) Sales Tax District;
                                          Public Improvement Series 1987 RB
        --           500          500     7.60%, 01/01/08(c)                                            --     599,635      599,635
------------------------------------------------------------------------------------------------------------------------------------
        --           500          500     7.60%, 01/01/09(c)                                            --     610,315      610,315
------------------------------------------------------------------------------------------------------------------------------------
                                          West Feliciana (Parish of) (Gulf States
                                          Utilities); Series A PCR
        --         1,000        1,000     7.50%, 05/01/15                                                    1,048,010    1,048,010
====================================================================================================================================
                                                                                                        --  20,820,166   20,820,166
====================================================================================================================================

                                          MAINE - 0.56%
                                          Maine (State of) Education Loan Authority;
                                          Education Loan Series A-2 RB
        --           770          770     6.95%, 12/01/07(a)                                            --     797,943      797,943
------------------------------------------------------------------------------------------------------------------------------------
                                          Maine (State of) Housing Authority;
                                          Series 1999 E-1 RB
        --         1,500        1,500     5.85%, 11/15/20                                               --   1,558,245    1,558,245
====================================================================================================================================
                                                                                                        --   2,356,188    2,356,188
====================================================================================================================================

                                          MASSACHUSETTS - 3.19%
                                          Massachusetts (State of) (Consumer Loans);
                                          Unlimited Tax Series 1991 C GO
        --         2,450        2,450     7.00%, 08/01/01(c)(d)                                         --   2,541,802    2,541,802
------------------------------------------------------------------------------------------------------------------------------------
                                          Massachusetts (State of) Development Finance
                                          Agency (Briarwood Project); Series 2001 B RB
        --         1,000        1,000     7.88%, 12/01/15(e)                                            --   1,000,340    1,000,340
------------------------------------------------------------------------------------------------------------------------------------
                                          Massachusetts (State of) Health and Education
                                          Facilities Authority (Lowell General Hospital);
                                          Series 1991 A RB
        --         3,550        3,550     8.40%, 06/01/01(c)(d)                                         --   3,676,841    3,676,841
------------------------------------------------------------------------------------------------------------------------------------
                                          Massachusetts (State of) Health and Education
                                          Facilities Authority (Winchester Hospital);
                                          Series D RB
        --         1,000        1,000     5.80%, 07/01/09(b)                                            --   1,066,610    1,066,610
------------------------------------------------------------------------------------------------------------------------------------
                                          Massachusetts (State of) Housing Finance Agency;
                                          Single Family Housing Series 1994 RB
        --         1,845        1,845     6.60%, 12/01/26(a)                                            --   1,920,553    1,920,553
------------------------------------------------------------------------------------------------------------------------------------
                                          Massachusetts (State of) Industrial Finance
                                          Agency (Beverly Enterprises);
                                          Refunding Series RB
        --           125          125     8.00%, 05/01/02(e)                                            --     125,865      125,865
------------------------------------------------------------------------------------------------------------------------------------
                                          Massachusetts (State of) Municipal Wholesale
                                          Electric Cooperative Power Supply;
                                          System Series 1992 A RB
        --         3,000        3,000     6.75%, 07/01/08(b)                                            --   3,172,950    3,172,950
====================================================================================================================================
                                                                                                        --  13,504,961   13,504,961
====================================================================================================================================

                                          MICHIGAN - 3.79%
                                          Detroit (City of) School District; Unlimited
                                          Tax Series 1992 GO
        --         1,000        1,000     6.00%, 05/01/01(c)(d)                                         --   1,026,120    1,026,120
------------------------------------------------------------------------------------------------------------------------------------
        --         1,300        1,300     6.15%, 05/01/01(c)(d)                                         --   1,334,411    1,334,411
------------------------------------------------------------------------------------------------------------------------------------
                                          Flint (City of) Hospital Building Authority;
                                          Hospital Series B RB
        --         1,000        1,000     5.38%, 07/01/18(b)                                            --     935,720      935,720
------------------------------------------------------------------------------------------------------------------------------------
                                          Garden City Hospital Finance Authority
                                          (Garden City Hospital); Hospital Refunding
                                          Series A RB
        --         1,000        1,000     5.63%, 09/01/10                                               --     837,720      837,720
------------------------------------------------------------------------------------------------------------------------------------
                                          Lake Orion Community School District;
                                          Refunding Unlimited Tax Series 1994 GO
        --         2,500        2,500     7.00%, 05/01/05(c)(d)                                         --   2,830,550    2,830,550
------------------------------------------------------------------------------------------------------------------------------------
                                          Lincoln Park (City of) School District;
                                          Unlimited Tax Series 1996 GO
        --         1,210        1,210     6.00%, 05/01/06(c)(d)                                         --   1,339,155    1,339,155
------------------------------------------------------------------------------------------------------------------------------------
                                          Michigan (State of) Bullock Creek School
                                          District; Unlimited Tax Series 2000 GO
        --         1,000        1,000     5.50%, 05/01/22                                               --   1,026,870    1,026,870
------------------------------------------------------------------------------------------------------------------------------------
                                          Michigan (State of) Housing Development
                                          Authority; Refunding Rental Housing Series A RB
        --           945          945     6.60%, 04/01/12                                               --     987,459      987,459
------------------------------------------------------------------------------------------------------------------------------------
                                          Michigan (State of) Municipal Bond Authority
                                          (Drinking Water Revolving Fund); Series 2000 RB
        --         1,000        1,000     5.50%, 10/01/22                                               --   1,029,180    1,029,180
------------------------------------------------------------------------------------------------------------------------------------
                                          Ypsilanti (City of) School District; Refunding
                                          Unlimited Tax Series 1996 GO
        --         4,275        4,275     5.75%, 05/01/07(c)(d)                                         --   4,686,640    4,686,640
====================================================================================================================================
                                                                                                        --  16,033,825   16,033,825
====================================================================================================================================

                                          MINNESOTA - 0.26%
                                          Minneapolis (City of) (Parking Ramp Project);
                                          Unlimited Tax Series 2000 A GO
        --         1,000        1,000     5.90%, 12/01/20                                               --   1,077,960    1,077,960
====================================================================================================================================

                                          MISSISSIPPI - 1.75%
                                          Mississippi (State of) Development Board (Panola
                                          County Hospital); Special Obligation Series RB
        --         2,500        2,500     5.00%, 07/01/28                                               --   2,177,025    2,177,025
------------------------------------------------------------------------------------------------------------------------------------
                                          Mississippi Higher Education Assistance Corp.;
                                          Student Loan Sub-Series 1994 C RB
        --         5,000        5,000     7.50%, 09/01/09(a)                                            --   5,229,450    5,229,450
====================================================================================================================================
                                                                                                        --   7,406,475    7,406,475
====================================================================================================================================

                                          MISSOURI - 0.74%
                                          Kansas City Industrial Development Authority
                                          (General Motors Corp. Project); PCR
        --         1,435        1,435     6.05%, 04/01/06                                               --   1,445,834    1,445,834
------------------------------------------------------------------------------------------------------------------------------------
                                          Kansas City Municipal Assistance Corp. (Truman
                                          Medical Center Charitable Foundation); Leasehold
                                          Improvement Series 1991 A RB
        --           605          605     7.00%, 11/01/01(c)(d)                                         --     620,942      620,942
------------------------------------------------------------------------------------------------------------------------------------
                                          Missouri (State of) Environmental Improvement
                                          and Energy Resources Authority;
                                          Series 1995 C PCR
        --         1,000        1,000     5.85%, 01/01/10                                               --   1,069,930    1,069,930
====================================================================================================================================
                                                                                                        --   3,136,706    3,136,706
====================================================================================================================================

                                          NEVADA - 1.38%
                                          Boulder (City of) (Boulder City Hospital Inc.
                                          Project); Hospital Refunding Series RB
        --           500          500     5.85%, 01/01/22(e)                                            --     407,675      407,675
------------------------------------------------------------------------------------------------------------------------------------
                                          Humboldt (County of) (Sierra Pacific Project);
                                          Refunding Series 1987 PCR
        --         3,000        3,000     6.55%, 10/01/13(b)                                            --   3,142,860    3,142,860
------------------------------------------------------------------------------------------------------------------------------------
                                          Las Vegas (City of); Refunding 1992
                                          Limited Tax GO
        --         1,000        1,000     6.50%, 04/01/02(c)(d)                                         --   1,053,080    1,053,080
------------------------------------------------------------------------------------------------------------------------------------
                                          Reno Redevelopment Agency; Refunding Sub-Series
                                          A Tax Allocation Notes
        --         1,185        1,185     6.00%, 06/01/10                                               --   1,225,385    1,225,385
====================================================================================================================================
                                                                                                        --   5,829,000    5,829,000
====================================================================================================================================

                                          NEW JERSEY - 3.12%
                                          Hudson (County of) Correctional Facility;
                                          Refunding Series 1992 COP
        --         1,250        1,250     6.60%, 12/01/21(b)                                            --   1,294,037    1,294,037
------------------------------------------------------------------------------------------------------------------------------------
                                          New Jersey Economic Development Authority
                                          (Atlantic City Sewer Co.); Sewer Facility
                                          Series 1991 RB
        --         1,540        1,540     7.25%, 12/01/11(a)(e)                                         --   1,583,505    1,583,505
------------------------------------------------------------------------------------------------------------------------------------
                                          New Jersey Economic Development Authority
                                          (Continental Airlines Inc. Project);
                                          Specialty Facilities
        --         4,000        4,000     6.40%, Series 1999 RB, 09/15/23(a)                            --   3,802,880    3,802,880
------------------------------------------------------------------------------------------------------------------------------------
        --         2,250        2,250     6.25%, Series 1999 RB, 09/15/29(a)                            --   2,068,268    2,068,268
------------------------------------------------------------------------------------------------------------------------------------
        --         4,000        4,000     7.00%, Series 2000 RB, 11/15/30(a)                            --   4,032,520    4,032,520
------------------------------------------------------------------------------------------------------------------------------------
                                          New Jersey City Economic Development Authority
                                          (Franciscan Oaks Project);
                                          First Mortgage Series RB
        --           500          500     5.70%, 10/01/17(e)                                            --     417,200      417,200
====================================================================================================================================
                                                                                                        --  13,198,410   13,198,410
====================================================================================================================================

                                          NEW MEXICO - 1.18%
                                          Las Cruces South Central Solid Waste Authority;
                                          Environmental Services RB
        --           575          575     5.65%, 06/01/09                                               --     600,444      600,444
------------------------------------------------------------------------------------------------------------------------------------
                                          Los Alamos (County of); Utility Series A RB
        --         2,000        2,000     6.00%, 07/01/15(b)                                            --   2,116,280    2,116,280
------------------------------------------------------------------------------------------------------------------------------------
                                          Santa Fe (City of); Series 1994 A RB
        --         2,100        2,100     6.25%, 06/01/04(c)(d)                                         --   2,264,472    2,264,472
====================================================================================================================================
                                                                                                        --   4,981,196    4,981,196
====================================================================================================================================

                                          NEW YORK - 9.46%
                                          Metropolitan Transportation Authority;
                                          Dedicated Tax Fund Series 2000 A RB
        --         1,500        1,500     5.88%, 04/01/25(b)                                            --   1,591,965    1,591,965
------------------------------------------------------------------------------------------------------------------------------------
                                          New York (City of);  GO
                                            8.25%, Unlimited Tax Series 1991 F
        --         2,000        2,000           11/15/01(c)(d)                                          --   2,105,280    2,105,280
------------------------------------------------------------------------------------------------------------------------------------
                                            7.65%, Unlimited Tax Series 1992 F
        --         4,775        4,775           02/01/02(c)(d)                                          --   5,048,178    5,048,178
------------------------------------------------------------------------------------------------------------------------------------
                                            7.00%, Unlimited Tax Series H
        --           350          350           02/01/02(c)(d)                                          --     367,650      367,650
------------------------------------------------------------------------------------------------------------------------------------
                                            7.20%, Unlimited Tax Series H
        --           390          390           02/01/02(c)(d)                                          --     410,420      410,420
------------------------------------------------------------------------------------------------------------------------------------
        --           110          110           02/01/15                                                --     114,735      114,735
------------------------------------------------------------------------------------------------------------------------------------
                                            7.70%, Unlimited Tax Series D
        --         1,970        1,970           02/01/02(c)(d)                                          --   2,083,649    2,083,649
------------------------------------------------------------------------------------------------------------------------------------
        --            30           30           02/01/09                                                --      31,558       31,558
------------------------------------------------------------------------------------------------------------------------------------
                                            7.00%, Unlimited Tax Series C, Sub-Series C-1
        --         1,990        1,990           08/01/02(c)(d)                                          --   2,122,136    2,122,136
------------------------------------------------------------------------------------------------------------------------------------
                                            7.38%, Unlimited Tax Series B1
        --           500          500           08/15/04(c)(d)                                          --     566,055      566,055
------------------------------------------------------------------------------------------------------------------------------------
                                            6.25%, Unlimited Tax Series A
        --         3,035        3,035           08/01/17                                                --   3,261,957    3,261,957
------------------------------------------------------------------------------------------------------------------------------------
                                            7.00%, Unlimited Tax Series C, Sub-Series C-1
        --            10           10           08/01/17                                                --      10,531       10,531
------------------------------------------------------------------------------------------------------------------------------------
                                            7.00%, Unlimited Tax Series 1991 B
        --           830          830           02/01/18(b)                                             --     862,254      862,254
------------------------------------------------------------------------------------------------------------------------------------
                                            7.00%, Unlimited Tax Series 1991 B
        --           170          170           02/01/02(c)(d)                                          --     178,658      178,658
------------------------------------------------------------------------------------------------------------------------------------
                                          New York (City of) Industrial Development Agency
                                          (The Lighthouse Inc. Project);  Series 1992 IDR
                                          (LOC-Chase Manhattan Bank)
        --         1,500        1,500     6.50%, 07/01/02(c)(d)                                         --   1,592,280    1,592,280
------------------------------------------------------------------------------------------------------------------------------------
                                          New York (City of) Municipal Water Finance
                                          Authority; Water & Sewer Systems
        --         3,850        3,850     5.75%, Series 1997 B RB  06/15/29                             --   3,994,529    3,994,529
------------------------------------------------------------------------------------------------------------------------------------
        --         1,350        1,350     5.00%, Series 1987 A RB  06/15/17                             --   1,348,421    1,348,421
------------------------------------------------------------------------------------------------------------------------------------
        --         1,000        1,000     5.50%, Series 1996 A RB  06/15/24(b)                          --   1,020,340    1,020,340
------------------------------------------------------------------------------------------------------------------------------------
                                          New York (State of) Dorm Authority (City
                                          University System); Series 1990 C RB
        --           365          365     6.00%, 07/01/16                                               --     365,715      365,715
------------------------------------------------------------------------------------------------------------------------------------
                                          New York (State of) Dorm Authority (State
                                          University Educational Facilities); Series A RB
        --         1,000        1,000     6.50%, 05/15/06                                               --   1,120,340    1,120,340
------------------------------------------------------------------------------------------------------------------------------------
                                          New York (State of) Environmental Facilities
                                          Corp.;  Water Revenue  Series 1991 E  PCR
        --         2,300        2,300     6.88%, 06/15/01(c)(d)                                         --   2,375,394    2,375,394
------------------------------------------------------------------------------------------------------------------------------------
        --         1,100        1,100     6.88%, 06/15/10                                               --   1,133,737    1,133,737
------------------------------------------------------------------------------------------------------------------------------------
                                          New York (State of) Urban Development Corp.
                                          (Correctional Capital Facilities);
                                          Series 1991- 3 RB
        --         7,850        7,850     7.38%, 01/01/02(c)(d)                                         --   8,290,228    8,290,228
====================================================================================================================================

====================================================================================================================================
                                                                                                        --  39,996,010   39,996,010
====================================================================================================================================

                                          NORTH CAROLINA - 1.38%
                                          North Carolina Eastern  Municipal Power
                                          Agency; Series A RB
        --         1,500        1,500     6.13%, 01/01/10(b)                                            --   1,709,040    1,709,040
------------------------------------------------------------------------------------------------------------------------------------
                                          North Carolina Housing Finance Agency;
                                          Single Family-Series II RB
        --           570          570     6.20%, 03/01/16                                               --     600,244      600,244
------------------------------------------------------------------------------------------------------------------------------------
                                          North Carolina Municipal Power Agency
                                          (No.1 Catawba Electric Project);
        --         2,890        2,890     7.25%, Refunding RB 01/01/07                                  --   3,223,477    3,223,477
------------------------------------------------------------------------------------------------------------------------------------
                     260          260     6.50%, Series 1990 RB 01/01/10(b)(c)                          --     297,796      297,796
====================================================================================================================================
                                                                                                        --   5,830,557    5,830,557
====================================================================================================================================

                                          OHIO - 1.78%
                                          Cleveland (City of) Parking Facilities;
                                          Improvement Series RB
        --           500          500     8.00%, 09/15/02(c)(d)                                         --     543,715      543,715
------------------------------------------------------------------------------------------------------------------------------------
                                          Fairfield (City of) School District;
                                          Unlimited Tax Series 1995 GO
        --         1,000        1,000     6.10%, 12/01/15(b)                                            --   1,061,030    1,061,030
------------------------------------------------------------------------------------------------------------------------------------
                                          Findlay (City of); Limited Tax Series 1996 GO
        --         1,000        1,000     5.88%, 07/01/17                                               --   1,067,560    1,067,560
------------------------------------------------------------------------------------------------------------------------------------
                                          Lake Ohio School District; Unlimited
                                          Tax Series 2000 GO
        --         2,500        2,500     5.75%, 12/01/26(b)                                            --   2,628,075    2,628,075
------------------------------------------------------------------------------------------------------------------------------------
                                          Montgomery (County of) Ohio Hospital Authority
                                          (Grandview Hospital & Medical Center);
                                          Refunding Hospital Series RB
        --         1,000        1,000     5.50%, 12/01/09(c)(d)                                         --   1,092,640    1,092,640
------------------------------------------------------------------------------------------------------------------------------------
                                          Ohio Department of Transportation (Panhandle
                                          Rail Line Project); Series 1992 COP
        --         1,100        1,100     6.50%, 04/15/12(b)                                            --   1,151,612    1,151,612
====================================================================================================================================
                                                                                                        --   7,544,632    7,544,632
====================================================================================================================================

                                          OKLAHOMA - 1.95%
                                          Mustang Improvement Utility Authority;
                                          Series 1999 RB
        --         1,500        1,500     5.70%, 10/01/19(b)                                            --   1,583,280    1,583,280
------------------------------------------------------------------------------------------------------------------------------------
                                          Oklahoma Development Finance Authority (St.
                                          John Health System); Refunding Series 1999 RB
        --           675          675     5.75%, 02/15/18                                               --     706,914      706,914
------------------------------------------------------------------------------------------------------------------------------------
        --         1,750        1,750     5.75%, 02/15/25                                               --   1,822,450    1,822,450
------------------------------------------------------------------------------------------------------------------------------------
                                          Tulsa (City of) Industrial Authority (St. Johns
                                          Medical Center Project); Hospital Series 1994 RB
        --         2,000        2,000     6.25%, 02/15/06(c)(d)                                         --   2,212,680    2,212,680
------------------------------------------------------------------------------------------------------------------------------------
                                          Tulsa (City of) Industrial Authority (Tulsa
                                          Regional Medical Center); Hospital Series RB
        --           500          500     7.20%, 06/01/03(c)(d)                                         --     548,335      548,335
------------------------------------------------------------------------------------------------------------------------------------
                                          Tulsa Public Facilities Authority - Capital
                                          Improvements - Water System; Series 1988 B RB
        --         1,305        1,305     6.00%, 03/01/08                                               --   1,377,454    1,377,454
====================================================================================================================================
                                                                                                        --   8,251,113    8,251,113
====================================================================================================================================

                                          OREGON - 0.81%
                                          Cow Creek Band Umpqua Tribe of Indians;
                                          Series B RB
        --         1,000        1,000     5.10%, 07/01/12(b)                                            --   1,030,400    1,030,400
------------------------------------------------------------------------------------------------------------------------------------
                                          Portland (City of) Sewer System;
                                          Series 1994 A RB
        --         1,200        1,200     6.20%, 06/01/04(c)(d)                                         --   1,302,744    1,302,744
------------------------------------------------------------------------------------------------------------------------------------
        --         1,000        1,000     6.25%, 06/01/04(c)(d)                                         --   1,087,160    1,087,160
====================================================================================================================================
                                                                                                        --   3,420,304    3,420,304
====================================================================================================================================

                                          PENNSYLVANIA - 1.38%
                                          Allegheny (County of) Port Authority; Special
                                          Revenue Transportation Series 1999 RB
        --         1,000        1,000     6.13%, 03/01/29(b)                                            --   1,078,570    1,078,570
------------------------------------------------------------------------------------------------------------------------------------
                                          Montgomery (County of) Industrial Development
                                          Authority (Pennsburg Nursing & Rehabilitation
                                          Center); Series 1993 RB
        --           100          100     7.63%, 03/31/04(c)(d)                                         --     113,989      113,989
------------------------------------------------------------------------------------------------------------------------------------
                                          Pennsylvania (State of); Unlimited Tax
                                          Third Series GO
        --         1,250        1,250     6.75%, 11/15/13(b)                                            --   1,376,662    1,376,662
------------------------------------------------------------------------------------------------------------------------------------
                                          Pennsylvania Economic Development Finance
                                          Authority (Colver Project); Resource Recovery
                                          Series 1994 D RB
        --         2,900        2,900     7.05%, 12/01/10(a)                                            --   3,000,021    3,000,021
------------------------------------------------------------------------------------------------------------------------------------
                                          Scranton-Lackawanna Health & Welfare Authority
                                          (Moses Taylor Hospital Project);
                                          Series 1991 B RB
        --           250          250     8.50%, 07/01/01(c)(d)                                         --     260,058      260,058
====================================================================================================================================
                                                                                                        --   5,829,300    5,829,300
====================================================================================================================================

                                          PUERTO RICO - 0.32%
                                          Puerto Rico (Commonwealth of) Electric Power
                                          Authority; Series 1991 P RB
        --         1,325        1,325     7.00%, 07/01/01(c)(d)                                         --   1,372,038    1,372,038
====================================================================================================================================

                                          RHODE ISLAND - 0.57%
                                          Rhode Island Depositors Economic Protection
                                          Corp.; Special Obligation Series 1992 A RB
        --         1,250        1,250     6.95%, 08/01/02(c)(d)                                         --   1,336,150    1,336,150
------------------------------------------------------------------------------------------------------------------------------------
                                          Rhode Island Housing and Mortgage Finance Corp.;
                                          Homeownership Opportunity Series 15 B RB
        --         1,000        1,000     6.00%, 10/01/04                                               --   1,053,070    1,053,070
====================================================================================================================================
                                                                                                        --   2,389,220    2,389,220
====================================================================================================================================

                                          SOUTH CAROLINA - 0.50%
                                          Piedmont Municipal Power Agency;
                                          Refunding Electric Series A RB
        --         1,150        1,150     5.75%, 01/01/24                                               --   1,104,713    1,104,713
------------------------------------------------------------------------------------------------------------------------------------
                                          South Carolina (State of) Jobs Economic
                                          Development Authority (Palmetto Health
                                          Alliance); Hospital Facilities Improvement
                                          Series 2000 A RB
        --         1,000        1,000     7.13%, 12/15/15                                               --     994,900      994,900
====================================================================================================================================
                                                                                                        --   2,099,613    2,099,613
====================================================================================================================================

                                          SOUTH DAKOTA - 0.51%
                                          Aberdeen (City of) School District No. 6-1;
                                          Unlimited Tax Series 2000 GO
        --         2,000        2,000     5.45%, 01/01/26(b)                                            --   2,033,580    2,033,580
------------------------------------------------------------------------------------------------------------------------------------
                                          South Dakota Health and Educational Facility
                                          Authority (Huron Regional Medical Center);
                                          Series 1994 RB
        --           100          100     7.25%, 04/01/20                                               --     102,570      102,570
====================================================================================================================================
                                                                                                        --   2,136,150    2,136,150
====================================================================================================================================

                                          TENNESSEE - 0.86%
                                          Franklin Industrial Development Board
                                          (Landings Apartment Project); Multifamily
                                          Housing Series A RB
        --           975          975     5.75%, 04/01/10(b)                                            --   1,028,001    1,028,001
------------------------------------------------------------------------------------------------------------------------------------
                                          Robertson and Sumner (Counties of) White House
                                          Utilities District; Water and Sewer
                                          Series 2000 RB
        --         1,000        1,000     6.00%, 01/01/26                                               --   1,068,890    1,068,890
------------------------------------------------------------------------------------------------------------------------------------
                                          Shelby County Health, Educational & Housing
                                          Facilities Board (Kirby Pines); Health Care
                                          Facilities Series A RB
        --         1,000        1,000     6.25%, 11/15/16(e)                                            --     830,500      830,500
------------------------------------------------------------------------------------------------------------------------------------
                                          Tennessee Housing Development Agency;
                                          Homeownership Progressive Series Q RB
        --           675          675     6.80%, 07/01/17                                               --     698,342      698,342
====================================================================================================================================
                                                                                                        --   3,625,733    3,625,733
====================================================================================================================================

                                          TEXAS - 18.83%
                                          Allen Independent School District; Unlimited
                                          Tax Refunding Series 2000 GO
        --         1,600        1,600     5.95%, 02/15/25(b)                                            --   1,689,104    1,689,104
------------------------------------------------------------------------------------------------------------------------------------
                                          Arlington (City of) Independent School District;
                                          Unlimited Tax Series 1995 GO
        --           705          705     5.75%, 02/15/05(c)(d)                                         --     755,612      755,612
------------------------------------------------------------------------------------------------------------------------------------
        --           295          295     5.75%, Unrefunded Balance  02/15/21                           --     301,360      301,360
------------------------------------------------------------------------------------------------------------------------------------
                                          Austin (City of); Utility System Combined Fee
                                          Refunding Series 1991 RB
        --         1,380        1,380     6.50%, 05/15/01(c)(d)                                         --   1,419,330    1,419,330
------------------------------------------------------------------------------------------------------------------------------------

                                          Austin Community College District; Combined Fee
                                          Revenue Building and Refunding Series 1995 RB
        --         1,115        1,115     6.10%, 02/01/05(c)(d)                                         --   1,208,660    1,208,660
------------------------------------------------------------------------------------------------------------------------------------
                                          Austin Hotel Occupancy Tax; Refunding
                                          Sub. Lien 1999 Series RB
        --         1,000        1,000     5.80%, 11/15/29(b)                                            --   1,041,050    1,041,050
------------------------------------------------------------------------------------------------------------------------------------
                                          Bellville (City of) Independent School District;
                                          Unlimited Tax Series 1995 GO
        --           535          535     6.13%, 02/01/06(c)(d)                                         --     588,489      588,489
------------------------------------------------------------------------------------------------------------------------------------
        --           295          295     6.13%, Unrefunded Balance 02/01/20                            --     308,567      308,567
------------------------------------------------------------------------------------------------------------------------------------
                                          Bexar (County of) Housing Finance Corp.
                                          (Dymaxion & Marrach Park Apartments);
                                          Multifamily Housing Series 2000 A RB
        --         1,000        1,000     6.10%, 08/01/30(b)                                            --   1,031,670    1,031,670
------------------------------------------------------------------------------------------------------------------------------------
                                          Brazos (County of) Health Facilities
                                          Development Corp. (Franciscan Services Corp.);
                                          Series A RB
        --         2,000        2,000     5.38%, 01/01/22(b)                                            --   2,008,620    2,008,620
------------------------------------------------------------------------------------------------------------------------------------
                                          Brazos Higher Education Loan Authority Inc.;
                                          Refunding Series 1992 C-1 RB
        --           325          325     6.30%, 11/01/01(a)                                            --     331,175      331,175
------------------------------------------------------------------------------------------------------------------------------------
        --         1,135        1,135     6.45%, 11/01/02(a)                                            --   1,175,179    1,175,179
------------------------------------------------------------------------------------------------------------------------------------
                                          Carrollton (City of); Limited Tax Series 1996 GO
        --         1,000        1,000     5.75%, 08/15/06(c)(d)                                         --   1,088,590    1,088,590
------------------------------------------------------------------------------------------------------------------------------------
                                          Carrollton (City of) Farmers Branch Independent
                                          School District; Unlimited Tax Series 2000 GO
        --         2,330        2,330     5.00%, 02/15/18                                               --   2,314,133    2,314,133
------------------------------------------------------------------------------------------------------------------------------------
                                          Comal (County of) Independent School District;
                                          Unlimited Tax Refunding Series 1999 GO
        --         1,000        1,000     5.75%, 08/01/28(b)                                            --   1,033,890    1,033,890
------------------------------------------------------------------------------------------------------------------------------------
                                          Dallas (City of); Waterworks and Sewer System
                                          Refunding and Improvement Series RB
        --         1,000        1,000     5.35%, 04/01/14                                               --   1,029,370    1,029,370
------------------------------------------------------------------------------------------------------------------------------------
                                          Dallas (City of); Waterworks and Sewer System
                                          Series A RB
        --         2,030        2,030     6.00%, 10/01/01(c)(d)                                         --   2,094,960    2,094,960
------------------------------------------------------------------------------------------------------------------------------------
                                          De Soto (City of) Independent School District;
                                          Refunding Unlimited Tax Series GO
        --         1,000        1,000     5.13%, 08/15/17(b)                                            --   1,000,000    1,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                          Georgetown (City of); Utility System
                                          Series 1995 A RB
        --         1,500        1,500     6.20%, 08/15/05(c)(d)                                         --   1,644,510    1,644,510
------------------------------------------------------------------------------------------------------------------------------------
                                          Grapevine (City of); Limited Tax Series 2000 COP
        --         1,610        1,610     5.88%, 08/15/26(b)                                            --   1,693,285    1,693,285
------------------------------------------------------------------------------------------------------------------------------------
                                          Harris County; Toll Road Unlimited Tax GO and
                                          Sub. Lien Refunding Series 1991
        --         3,850        3,850     6.75%, 08/01/14                                               --   3,989,639    3,989,639
------------------------------------------------------------------------------------------------------------------------------------
                                          Harris County Health Facilities Development
                                          Corp. (Saint Luke's Episcopal Hospital Project);
                                          Series 1991 RB
        --         1,000        1,000     6.70%, 02/15/03(c)(d)                                         --   1,059,080    1,059,080
------------------------------------------------------------------------------------------------------------------------------------
                                          Harris County Health Facilities Development
                                          Corp. (Texas Childrens Hospital Project);
                                          Hospital Series 1999 A RB
        --         2,000        2,000     5.25%, 10/01/29                                               --   1,900,520    1,900,520
------------------------------------------------------------------------------------------------------------------------------------
                                          Harris County Mental Health and Mental
                                          Retardation Authority; Refunding Series 1992 RB
        --         4,500        4,500     6.25%, 09/15/10(b)                                            --   4,658,355    4,658,355
------------------------------------------------------------------------------------------------------------------------------------
                                          Houston (City of); Airport Sub. Lien
                                          Series 2000 B RB
        --         1,000        1,000     5.50%, 07/01/30(b)                                            --   1,017,570    1,017,570
------------------------------------------------------------------------------------------------------------------------------------
                                          Houston (City of); Limited Tax Series 1992 C GO
        --         1,470        1,470     6.25%, 03/01/02(c)(d)                                         --   1,514,806    1,514,806
------------------------------------------------------------------------------------------------------------------------------------
                                          Houston (City of); Water and Sewer System
                                          Series 1997 C RB
        --         2,495        2,495     5.38%, 12/01/27(b)                                            --   2,500,888    2,500,888
------------------------------------------------------------------------------------------------------------------------------------

                                          Hurst, Euless, Bedford, Texas Independent
                                          School District;
                                            6.50%, Refunding Unlimited Tax Series 1994 GO
        --           640          640           08/15/04(c)(d)                                          --     698,304      698,304
------------------------------------------------------------------------------------------------------------------------------------
                                            6.50%, Unrefunded Unlimited Tax Series 1994 GO
        --           360          360           08/15/24(b)                                             --     376,196      376,196
------------------------------------------------------------------------------------------------------------------------------------
                                          Katy (City of) Independent School District;
                                          Limited Tax Series 1999 GO
        --         1,500        1,500     6.13%, 02/15/32                                               --   1,592,115    1,592,115
------------------------------------------------------------------------------------------------------------------------------------
                                          Keller (City of) Independent School District;
                                          Series 1994 COP
        --         1,000        1,000     6.00%, 08/15/05(b)                                            --   1,087,680    1,087,680
------------------------------------------------------------------------------------------------------------------------------------
                                          Killeen (City of); Limited Tax Series 2000 GO
        --         1,000        1,000     5.38%, 08/01/30(b)                                            --     991,950      991,950
------------------------------------------------------------------------------------------------------------------------------------
                                          Little Elm (City of) Independent School
                                          District; Unlimited Tax Refunding Series
        --         2,500        2,500     6.00%, Series 1999 GO 08/15/35                                --   2,625,775    2,625,775
------------------------------------------------------------------------------------------------------------------------------------
        --         1,000        1,000     6.13%, Series 2000 GO 08/15/35                                --   1,064,150    1,064,150
------------------------------------------------------------------------------------------------------------------------------------
                                          Lockhart (City of) Tax and Utility Systems;
                                          Unlimited Tax Series 1996 GO
        --           605          605     5.85%, 08/01/11(b)                                            --     648,276      648,276
------------------------------------------------------------------------------------------------------------------------------------
        --         1,100        1,100     5.90%, Refunding 08/01/06(c)(d)                               --   1,207,756    1,207,756
------------------------------------------------------------------------------------------------------------------------------------
                                          Matagorda (County of) Navigation District No. 1
                                          (Reliant Energy Project); Refunding
                                          Series 1999 B IDR
        --         2,250        2,250     5.95%, 05/01/30(a)                                            --   2,119,433    2,119,433
------------------------------------------------------------------------------------------------------------------------------------
                                          North Central Texas Health Facilities
                                          Development Corp. (CC Young Memorial Project);
                                          Hospital Series RB
        --         1,000        1,000     5.38%, 02/15/25(b)                                            --     928,170      928,170
------------------------------------------------------------------------------------------------------------------------------------
                                          North Texas Higher Education Authority Inc.;
                                          Student Loan RB
        --         1,000        1,000     6.10%, Series 1993 C 04/01/08(a)                              --   1,036,190    1,036,190
------------------------------------------------------------------------------------------------------------------------------------
        --           500          500     6.30%, Series 1993 D 04/01/09(a)                              --     516,880      516,880
---------------------------------------------------------------------------------------------------------------
                                          Northside Independent School District; Unlimited
                                          Tax Series 1999 A GO
        --         1,000        1,000     5.50%, 08/15/24                                               --   1,014,250    1,014,250
------------------------------------------------------------------------------------------------------------------------------------
                                          Pflugerville (City of) Independent School
                                          District; Unlimited Tax Series 2000 GO
        --         1,615        1,615     5.50%, 08/15/23                                               --   1,643,731    1,643,731
------------------------------------------------------------------------------------------------------------------------------------
                                          Plano (City of); Limited Tax Series 2000 GO
        --           850          850     5.88%, 09/01/19                                               --     911,345      911,345
------------------------------------------------------------------------------------------------------------------------------------
                                          Plano (City of) Independent School District;
                                          Unlimited Tax Series 1991 B GO
        --         2,500        2,500     5.63%, 02/15/01(c)(d)                                         --   2,501,550    2,501,550
------------------------------------------------------------------------------------------------------------------------------------
                                          Richardson (City of); Hotel Occupancy Limited
                                          Tax Series 2000 A COP
        --         2,000        2,000     5.75%, 12/15/21(b)                                            --   2,085,740    2,085,740
------------------------------------------------------------------------------------------------------------------------------------
                                          Richardson (City of) Hospital Authority
                                          (Richardson Medical Center); Hospital Unrefunded
                                          Balance Series 1993 RB
        --           945          945     6.50%, 12/01/12                                               --     957,342      957,342
------------------------------------------------------------------------------------------------------------------------------------
        --         1,000        1,000     6.75%, 12/01/23                                               --     989,550      989,550
------------------------------------------------------------------------------------------------------------------------------------
                                          San Antonio (City of) Independent School
                                          District; Unlimited Tax Series 1999 GO
        --         3,500        3,500     5.50%, 08/15/24                                               --   3,549,875    3,549,875
------------------------------------------------------------------------------------------------------------------------------------
                                          Spring Branch Independent School District;
                                          Limited Tax Series 2000 GO
        --         1,700        1,700     5.75%, 02/01/24(b)                                            --   1,768,918    1,768,918
------------------------------------------------------------------------------------------------------------------------------------
                                          Texas (State of); Veteran's Land Unlimited
                                          Tax Series 1994 GO
        --         2,000        2,000     6.40%, 12/01/24(a)                                            --   2,093,320    2,093,320
------------------------------------------------------------------------------------------------------------------------------------
                                          Texas (State of) Department of Housing and
                                          Community Affairs (Asmara Project);
                                          Multifamily Housing Series 1996 A RB
        --           310          310     6.30%, 01/01/16                                               --     330,407      330,407
------------------------------------------------------------------------------------------------------------------------------------
                                          Texas (State of) Public Property Finance Corp.
                                          (Mental Health and Mental Retardation);
                                          Series 1996 RB
        --           735          735     6.20%, 09/01/16                                               --     746,481      746,481
------------------------------------------------------------------------------------------------------------------------------------
                                          Texas National Research Laboratory Community
                                          Financing Corp. (Superconducting Super
                                          Collider); Refunded Series 1991 RB
        --           600          600     7.10%, 12/01/01(c)(d)                                         --     629,988      629,988
------------------------------------------------------------------------------------------------------------------------------------
                                          Tyler Health Facilities Development Corp.
                                          (Mother Frances Hospital); Hospital Series A RB
        --         1,000        1,000     5.63%, 07/01/13                                               --     890,140      890,140
------------------------------------------------------------------------------------------------------------------------------------
                                          United Independent School District;
                                          Unlimited Tax Series 2000 GO
        --         1,000        1,000     5.13%, 08/15/26                                               --     974,280      974,280
------------------------------------------------------------------------------------------------------------------------------------
                                          University of Texas; Series 1999 B RB
        --         1,000        1,000     5.70%, 08/15/20                                               --   1,050,220    1,050,220
------------------------------------------------------------------------------------------------------------------------------------

                                          Victoria (County of) (Texas Hospital Citizens
                                          Medical Center); RB
        --         1,000        1,000     6.20%, 01/01/10(b)                                            --   1,072,420    1,072,420
------------------------------------------------------------------------------------------------------------------------------------
                                          Weatherford (City of) Independent School
                                          District; Unlimited Tax Series 1994 GO
        --           900          900     6.40%, 02/15/05(c)(d)                                         --     986,265      986,265
------------------------------------------------------------------------------------------------------------------------------------
        --           100          100     6.40%, 02/15/12(b)                                            --     107,269      107,269
====================================================================================================================================
                                                                                                        --  79,594,378   79,594,378
====================================================================================================================================

                                          UTAH - 1.55%
                                          Intermountain Power Agency (Utah Power Supply);
                                          Series 1986 B RB
        --         3,150        3,150     5.00%, 07/01/16                                               --   3,129,808    3,129,808
------------------------------------------------------------------------------------------------------------------------------------
                                          Salt Lake (County of) (Westminster College
                                          Project); RB
        --         1,000        1,000     5.75%, 10/01/27                                               --     963,000      963,000
------------------------------------------------------------------------------------------------------------------------------------
                                          Utah (State of) Housing Finance Agency;
                                          Federally Insured Term Sub. Single Family
                                          Mortgage RB
        --           200          200     6.30%, Sub-Series 1994 E-1, 07/01/06                          --     210,432      210,432
------------------------------------------------------------------------------------------------------------------------------------
        --            90           90     7.15%, Sub-Series 1994 G-1, 07/01/06                          --      95,153       95,153
------------------------------------------------------------------------------------------------------------------------------------
                                          Utah (State of) Housing Finance Agency;
                                          Single Family Mortgage  RB
        --           295          295     6.05%, Series 1994 C 07/01/06                                 --     308,788      308,788
------------------------------------------------------------------------------------------------------------------------------------
        --           780          780     6.45%, Series G-2 07/01/27(a)                                 --     808,907      808,907
------------------------------------------------------------------------------------------------------------------------------------
                                          Utah (State of) Housing Finance Agency; Single
                                          Family Mortgage Sub-Series 2000 B-1 RB
        --         1,000        1,000     6.00%, 07/01/10(a)                                            --   1,033,640    1,033,640
====================================================================================================================================
                                                                                                        --   6,549,728    6,549,728
====================================================================================================================================

                                          VERMONT - 0.25%
                                          Vermont (State of) Educational and Health
                                          Buildings Financing Agency (Fletcher Allen
                                          Health); Hospital Series 2000 A RB
        --         1,000        1,000     6.00%, 12/01/23(b)                                            --   1,069,760    1,069,760
====================================================================================================================================

                                          VIRGIN ISLANDS - 0.72%
                                          Virgin Islands Public Finance Authority;
                                          Matching Fund Loan Notes Series 1992 A RB
        --         1,000        1,000     7.25%, 10/01/02(c)(d)                                         --   1,082,870    1,082,870
------------------------------------------------------------------------------------------------------------------------------------
                                          Virgin Islands Territory (Hugo Insurance Claims
                                          Fund); Special Tax Bond Series 1991
        --         1,875        1,875     7.75%, 10/01/01(c)(d)                                         --   1,956,825    1,956,825
====================================================================================================================================
                                                                                                        --   3,039,695    3,039,695
====================================================================================================================================

                                          VIRGINIA - 0.06%
                                          Covington-Alleghany (County of) Industrial
                                          Development Authority (Beverly Enterprises);
                                          Refunding Series RB
        --            15           15     9.38%, 09/01/01(e)                                            --      15,122       15,122
------------------------------------------------------------------------------------------------------------------------------------
                                          Virginia (State of) Housing Development
                                          Authority; Commonwealth Mortgage Series A RB
        --           250          250     7.10%, 01/01/17                                               --     257,533      257,533
====================================================================================================================================
                                                                                                        --     272,655      272,655
====================================================================================================================================

                                          WASHINGTON - 1.62%
                                          Clark (County of) School District No. 117;
                                          Unlimited Tax Series 1995 GO
        --         1,000        1,000     6.00%, 12/01/05(c)(d)                                         --   1,090,980    1,090,980
------------------------------------------------------------------------------------------------------------------------------------
                                          King (County of); Unlimited Tax GO
        --           500          500     5.50%, 07/01/07(c)                                            --     542,285      542,285
------------------------------------------------------------------------------------------------------------------------------------
                                          King (County of) Washington Sewer Authority;
                                          Series 1999 RB
        --         1,000        1,000     5.50%, 01/01/22(b)                                            --   1,022,170    1,022,170
------------------------------------------------------------------------------------------------------------------------------------
                                          Pend Oreille (County of) Public Utility
                                          District No. 1; Electric Series B RB
        --         1,400        1,400     6.30%, 01/01/17                                               --   1,488,858    1,488,858
------------------------------------------------------------------------------------------------------------------------------------
                                          Washington State Public Power Supply System
                                          (Nuclear Project No. 1); Refunding Series A RB
        --         2,000        2,000     5.75%, 07/01/12(b)                                            --   2,142,140    2,142,140
------------------------------------------------------------------------------------------------------------------------------------
                                          West Richland (City of); Water & Sewer
                                          Refunding Series RB
        --           500          500     7.00%, 12/01/04(c)(d)                                         --     557,895      557,895
====================================================================================================================================
                                                                                                        --   6,844,328    6,844,328
====================================================================================================================================

                                          WISCONSIN - 1.01%
                                          Wisconsin Health and Educational Facilities
                                          Authority (Sinai Samaritan Medical Center);
                                          Series 1996 F RB
        --         1,500        1,500     5.75%, 08/15/16(b)                                            --   1,574,625    1,574,625
------------------------------------------------------------------------------------------------------------------------------------
                                          Wisconsin Health and Educational Facility
                                          Authority (Sisters of Sorrowful Mother);
                                          Series 1997 A RB
        --         2,500        2,500     5.90%, 08/15/24(b)                                            --   2,603,625    2,603,625
------------------------------------------------------------------------------------------------------------------------------------

                                          Wisconsin Housing and Economic Development
                                          Authority; Home Ownership Series 1994 E RB
        --            70           70     7.35%, 01/01/17                                               --      72,631       72,631
====================================================================================================================================
                                                                                                        --   4,250,881    4,250,881
====================================================================================================================================

                                          WYOMING - 0.56%
                                          Laramie (County of) (Memorial Hospital Project);
                                          Hospital Series RB
        --           250          250     6.70%, 05/01/12(b)                                            --     264,875      264,875
------------------------------------------------------------------------------------------------------------------------------------
                                          Natrona (County of) Wyoming Medical Center; RB
        --         1,000        1,000     6.00%, 09/15/11(b)                                            --   1,085,730    1,085,730
------------------------------------------------------------------------------------------------------------------------------------
                                          Sweetwater (County of) (Idaho Power Company
                                          Project); Refunding Series 1996 A PCR
        --         1,000        1,000     6.05%, 07/15/26                                               --   1,028,890    1,028,890
====================================================================================================================================
                                                                                                        --   2,379,495    2,379,495
====================================================================================================================================

                                          TOTAL INVESTMENTS (Cost $394,60,861) - 98.12%         39,441,518 375,319,788  414,761,306
====================================================================================================================================
                                          OTHER ASSETS LESS LIABILITIES - 1.88%                    286,464   7,654,411    7,940,875
====================================================================================================================================
                                          NET ASSETS - 100.00%                                  39,727,982 382,974,199  422,702,181
====================================================================================================================================

                   Investment Abbreviations:

                   COP            Certificates of Participation
                   FHA            Federal Housing Administration
                   GO             General Obligation Bonds
                   IDR            Industrial Development Revenue Bonds
                   LOC            Letter of Credit
                   PCR            Pollution Control Revenue Bonds
                   RB             Revenue Bonds
                   Sub.           Subordinate
                   VRD            Variable Rate Demand
                   GNMA           Government National Mortgage Association

                                  Notes to Schedule of Investments:

                                  (a) Security subject to the alternative
                                  minimum tax.

                                  (b) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.

                                  (c) Secured by an escrow fund of U.S. Treasury obligations.

                                  (d) Security has an irrevocable call or
                                  mandatory put by the issuer. Maturity date reflects such call or put.

                                  (e) Unrated security; determined by the
                                  investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

                                  (f) Demand security, payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 01/31/01.

                                  (g) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144a under the Securities Act of 1933, as amended. The market value of this security at 01/31/01 represented 0.03% of the Fund's net assets.

                   See Accompanying Notes to Pro Forma Financial Statements.

                             AIM MUNICIPAL BOND FUND
                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
              PRO FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
                       FOR THE YEAR ENDED JANUARY 31, 2001
                                   (UNAUDITED)

                                                                              AIM            AIM                       AIM MUNICIPAL
                                                                           TAX-EXEMPT     MUNICIPAL                      BOND FUND
                                                                           BOND FUND        BOND                         PRO FORMA
                                                                         OF CONNECTICUT     FUND         ADJUSTMENTS     COMBINING
ASSETS:
Investments, at market value                                              $ 39,441,518   $375,319,788   $         --   $414,761,306
(cost $37,305,655 - Tax-Exempt Bond Fund of Connecticut)
(cost $357,301,206 - Municipal Bond Fund)
(cost $394,606,861 - Pro Forma combining)
-----------------------------------------------------------------------------------------------------------------------------------
Receivables for:
   Investments sold                                                                 --      2,202,900             --      2,202,900
-----------------------------------------------------------------------------------------------------------------------------------
   Fund shares sold                                                             19,455      4,286,793             --      4,306,248
-----------------------------------------------------------------------------------------------------------------------------------
   Interest                                                                    467,951      6,576,102             --      7,044,053
-----------------------------------------------------------------------------------------------------------------------------------
Investment for deferred compensation plan                                       36,790         76,193             --        112,983
-----------------------------------------------------------------------------------------------------------------------------------
Other assets                                                                     1,199         23,511             --         24,710
===================================================================================================================================
          Total assets                                                      39,966,913    388,485,287             --    428,452,200
===================================================================================================================================

LIABILITIES:
Payables for:
   Investments purchased                                                            --      3,632,006             --      3,632,006
-----------------------------------------------------------------------------------------------------------------------------------
   Fund shares reacquired                                                        9,578        684,554             --        694,132
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends                                                                   153,384        704,280             --        857,664
-----------------------------------------------------------------------------------------------------------------------------------
   Deferred  compensation plan                                                  36,790         76,193             --        112,983
-----------------------------------------------------------------------------------------------------------------------------------
Accrued advisory fees                                                           11,773        146,512             --        158,285
-----------------------------------------------------------------------------------------------------------------------------------
Accrued administrative services fees                                             3,169          8,175             --         11,344
-----------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                                                       18,083        154,855             --        172,938
-----------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                                        487         24,736             --         25,223
-----------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' fees                                                             876            594             --          1,470
-----------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                                                       4,791         79,183             --         83,974
===================================================================================================================================
          Total liabilities                                                    238,931      5,511,088             --      5,750,019
===================================================================================================================================
Net assets applicable to shares outstanding                               $ 39,727,982   $382,974,199   $         --   $422,702,181
===================================================================================================================================

NET ASSETS:
Class A                                                                   $ 39,727,982   $297,391,958   $         --   $337,119,940
===================================================================================================================================
Class B                                                                   $         --   $ 74,408,437   $         --   $ 74,408,437
===================================================================================================================================
Class C                                                                   $         --   $ 11,173,804   $         --   $ 11,173,804
===================================================================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE (TAX-EXEMPT BOND FUND OF
CONNECTICUT):
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE (MUNICIPAL BOND FUND);
Class A                                                                      3,674,271     37,223,689      4,971,072     42,194,761
===================================================================================================================================
Class B                                                                             --      9,299,584             --      9,299,584
===================================================================================================================================
Class C                                                                             --      1,398,905             --      1,398,905
===================================================================================================================================

Class A:
   Net asset value per share                                              $      10.81   $       7.99   $         --   $       7.99
-----------------------------------------------------------------------------------------------------------------------------------
   Offering price per share:
      (Net asset value of $10.81 divided by 95.25% - Tax-Exempt Bond
      Fund of Connecticut)
      (Net asset value of $7.99 divided by 95.25% - Municipal Bond Fund)  $      11.35   $       8.39   $         --   $       8.39
===================================================================================================================================
Class B:
   Net asset value and offering price per share                           $         --   $       8.00   $         --   $       8.00
===================================================================================================================================
Class C:
   Net asset value and offering price per share                           $         --   $       7.99   $         --   $       7.99
===================================================================================================================================

SEE ACCOMPANYING NOTES TO PRO FORMA FINANCIAL STATEMENTS.

                     AIM MUNICIPAL BOND FUND
             AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
           PRO FORMA COMBINING STATEMENT OF OPERATIONS
               FOR THE YEAR ENDED JANUARY 31, 2001
                           (UNAUDITED)

                                                               AIM              AIM                            AIM MUNICIPAL
                                                           TAX-EXEMPT        MUNICIPAL                           BOND FUND
                                                           BOND FUND            BOND                             PRO FORMA
                                                         OF CONNECTICUT         FUND            ADJUSTMENTS      COMBINING

INVESTMENT INCOME:
Interest                                                    2,218,105        11,086,927                --        13,305,032
=============================================================================================================================

EXPENSES:
Advisory fees                                                  95,900           841,457           (18,940)          918,417
-----------------------------------------------------------------------------------------------------------------------------
Administrative services fees                                   25,205            47,114           (21,357)           50,962
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees                                                  1,284             8,439                --             9,723
-----------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class A                                   47,950           362,992                --           410,942
-----------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class B                                       --           352,945                --           352,945
-----------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class C                                       --            47,275                --            47,275
-----------------------------------------------------------------------------------------------------------------------------
Transfer agent fees - Class A                                   9,735            80,335                --            90,070
-----------------------------------------------------------------------------------------------------------------------------
Transfer agent fees - Class B                                      --            20,972                --            20,972
-----------------------------------------------------------------------------------------------------------------------------
Transfer agent fees - Class C                                      --             2,809                --             2,809
-----------------------------------------------------------------------------------------------------------------------------
Trustees' fees                                                  3,350             4,078                --             7,428
-----------------------------------------------------------------------------------------------------------------------------
Other                                                          29,170           161,200                --           190,370
=============================================================================================================================
            Total expenses                                    212,594         1,929,616           (40,297)        2,101,913
=============================================================================================================================
Less: Expenses paid indirectly                                   (260)           (3,957)                             (4,217)
=============================================================================================================================
            Net expenses                                      212,334         1,925,659           (40,297)        2,097,696
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                       2,005,771         9,161,268            40,297        11,207,336
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
   SECURITIES:
Net realized gain (loss) from investment securities          (510,797)         (377,903)               --          (888,700)
-----------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation of investment
   securities                                               2,253,347         7,790,367                --        10,043,714
-----------------------------------------------------------------------------------------------------------------------------
Net gain from investment securities                         1,742,550         7,412,464                --         9,155,014
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations     $  3,748,321      $ 16,573,732      $     40,297      $ 20,362,350
=============================================================================================================================

SEE ACCOMPANYING NOTES TO PRO FORMA FINANCIAL STATEMENTS.

AIM MUNICIPAL BOND FUND
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
JANUARY 31, 2001
(UNAUDITED)

Note 1 - Basis of Pro Forma Presentation

The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization between AIM Municipal Bond Fund and AIM Tax-Exempt Funds and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Agreement and Plan of Reorganization would be accomplished by an exchange of shares of AIM Municipal Bond Fund for the net assets of AIM Tax-Exempt Bond Fund of Connecticut and the distribution of AIM Municipal Bond Fund shares to AIM Tax-Exempt Bond Fund of Connecticut shareholders. If the Agreement and Plan of Reorganization were to have taken place at January 31, 2001, AIM Tax-Exempt Bond Fund of Connecticut Class A shareholders would have received 4,971,072 shares of AIM Municipal Bond Fund - Class A shares.


Note 2 - Pro Forma Adjustments

Pro forma adjustments have been made to reflect the contractual expenses of the combined entities.

PART C.           OTHER INFORMATION

Item 15.          Indemnification

                  Delaware law provides that subject to such standards or restrictions, if any, as are set forth in the governing instrument of a business trust, a business trust shall have the power to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. The Registrant's Agreement and Declaration of Trust provides that every person who is or has been a trustee or officer of the Registrant shall be indemnified by the Registrant to the fullest extent permitted by Delaware law, the Registrant's bylaws and other applicable law. The Registrant's bylaws provide that a trustee, when acting in such capacity, shall not be liable for any act or omission or any conduct whatsoever in his capacity as trustee, provided that nothing contained in the bylaws or the Delaware Business Trust Act shall protect any trustee against any liability to the Trust or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard involved in the conduct of his office.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the United States Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy and will be governed by the final adjudication of such issue.

                  The Registrant has obtained insurance coverage for its officers and trustees under a joint Mutual Fund and Investment Advisory Professional Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 16.                   Exhibits

1        (a)               (1) Amended and Restated Agreement and Declaration of
                           Trust of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on
                           November 18, 1998 and is hereby incorporated by reference.

                           (2) First Amendment, dated March 8, 2000, to the Amended and Restated Agreement and Declaration of Trust of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on March 10, 2000 and is hereby incorporated by reference.

                           (3) Amendment No. 2, dated May 10, 2000, to the Amended and Restated Agreement and Declaration of Trust of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on May 25, 2000 and is hereby incorporated by reference.

2        (a)               (1) Amended and Restated Bylaws of Registrant,
                           effective November 5, 1998, were filed electronically as an Exhibit to Post-Effective Amendment No. 10 on
                           November 18, 1998 and is hereby incorporated by reference.

                           (2) First Amendment to the Amended and Restated Bylaws of Registrant, effective June 9, 1999, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.

                           (3) Amendment No. 2 to the Amended and Restated Bylaws of Registrant, effective June 14, 2000, was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

3                          Voting Trust Agreements - None.

4 A copy of the Form of Agreement and Plan of Reorganization between the Registrant and AIM Tax-Exempt Funds is attached as Appendix I to the Combined Proxy Statement and Prospectus contained in this Registration Statement.

5 Articles II, VI, VII and VIII of the Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV and VI of the Amended and Restated Bylaws define the rights of holders of shares were filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and are hereby incorporated by reference.

6        (a)               Master Investment Advisory Agreement, dated June 1,
                           2000, between Registrant and A I M Advisors, Inc. was is filed herewith electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

7        (a)               Second Amended and Restated Master Distribution
                           Agreement, dated June 1, 2000, between Registrant (on behalf of Registrant's Class A Shares, Class C Shares and AIM Cash Reserve Shares) and A I M Distributors,
                           Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

         (b) Form of Third Amended and Restated Master Distribution Agreement, between Registrant (on behalf of Registrant's Class A Shares, Class C Shares, AIM Cash Reserve Shares and Institutional Class Shares) and A I M Distributors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

         (c) Master Distribution Agreement between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.

         (d) Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of the Institutional Shares of AIM Limited Maturity Treasury
                           Fund) and Fund Management Company was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on November 21, 1997 and is hereby incorporated by reference.

         (e) Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.

         (f) Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.

         (g) Form of Service Agreement for Certain Retirement Plans between Fund Management Company and Plan Providers was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995, and is hereby incorporated by reference.

8        (a)               AIM Funds Retirement Plan for Eligible
                           Directors/Trustees as restated March 7, 2000, was filed electronically as an Exhibit to Post-Effective
                           Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

         (b) Form of AIM Funds Director Deferred Compensation Agreement, as amended March 7, 2000, was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

9        (a)               (1) Second Amended and Restated Custody Agreement
                           between Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of
                           New York was filed as an Exhibit to Registrant's
                           Post-Effective Amendment No. 5 on November 30, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No.7 on November 21, 1996 and is hereby incorporated by reference.

                           (2) Amendment to Second Amended and Restated Custody Agreement between Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of New York was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on November 21, 1996 and is hereby incorporated by reference.

                           (3) Assignment and Acceptance of Assignment of Custody Agreement between Registrant (on behalf of its Limited Maturity Treasury Portfolio) and Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on November 21, 1996 and is hereby incorporated by reference.

                           (4) Letter Agreement, dated June 1, 2000, between Registrant (on behalf of its AIM Municipal Bond Fund) and The Bank of New York, was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

                           (5) Letter Agreement, dated August 30, 2000, between Registrant (on behalf of its AIM Money Market Fund) and The Bank of New York, was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

         (b) (1) Master Custodian Contract, dated May 1, 2000, between Registrant (on behalf of AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund and AIM Intermediate Government Fund) and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

                           (2) Amendment to Custodian Contract, dated May 1, 2000, between Registrant (on behalf of AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund and AIM Intermediate Government Fund) and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

         (c) (1) Subcustodian Agreement with Texas Commerce Bank, dated September 9, 1994, among Texas Commerce Bank National Association, State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on November 21, 1996 and is hereby incorporated by reference.

                           (2) Amendment No. 1, dated October 2, 1998, to the Subcustodian Agreement with Texas Commerce Bank, dated September 9, 1994, among Texas Commerce Bank National Association, State Street Bank and Trust Company, A I M Fund Services, Inc. and

                           Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on March 10, 2000 and is hereby incorporated by reference.

         (d) (1) Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.

                           (2) Amendment No. 1, dated September 28, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.

                           (3) Amendment No. 2, dated as of December 14, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.

                           (4) Amendment No. 3, dated as of December 22, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.

                           (5) Amendment No. 4, dated as of January 26, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.

                           (6) Amendment No. 5, dated as of March 1, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.

                           (7) Amendment No. 6, dated as of March 18, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.

                           (8) Amendment No. 7, dated November 15, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on March 10, 2000 and is hereby incorporated by reference.

10       (a)               Fourth Amended and Restated Master Distribution Plan,
                           dated July 1, 2000, for Registrant's Class A Shares,
                           Class C Shares and AIM Cash Reserve Shares was filed electronically as an Exhibit to Post-Effective
                           Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

         (b) (1) Master Distribution Plan for Registrant's Class B shares was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.

                           (2) Amendment No. 1 to Master Distribution Plan, dated July 1, 2000, for Registrant's Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

         (c) (1) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.

                           (2) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.

                           (3) Form of Agency Pricing Agreement (for the Retail Classes) to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.

                           (4) Forms of Service Agreements for Bank Trust Departments and for Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.

                           (5) Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.

                           (6) Form of Shareholder Service Agreement for Shares of the AIM Mutual Funds was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

         (d) Third Amended and Restated Multiple Class Plan, effective as of August 5, 1999, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.

11 Opinion of Counsel and Consent of Ballard Spahr Andrews & Ingersoll, LLP, as to the legality of the securities being registered is filed herewith electronically.

12 Opinion of Counsel of Ballard Spahr Andrews & Ingersoll, LLP, with respect to tax matters will be filed as part of a Post-Effective Amendment to this Registration Statement.

13       (a)               Master Administrative Services Agreement, dated June
                           1, 2000, between Registrant and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

         (b) (1) Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995 and is hereby incorporated by reference.

                           (2) Amendment No. 1 Remote Access and Related Services Agreement, dated October 4, 1995, between Registrant and First Data Investor Services Group (formerly The Shareholder Services Group, Inc). was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995 and is hereby incorporated by reference.

                           (3) Addendum No. 2 to Remote Access and Related Services Agreement, dated October 12, 1995, between Registrant and First Data Investor Services Group (formerly The

                           Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995 and is hereby incorporated by reference.

                           (4) Amendment No. 3 to Remote Access and Related Services Agreement, dated February 1, 1997 between Registrant and First Data Investor Services Group was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on November 21, 1997 and is hereby incorporated by reference.

                           (5) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed as an Exhibit to Post-Effective Amendment No. 9 on July 10, 1998 and is hereby incorporated by reference.

                           (6) Amendment No. 4 to Remote Access and Related Services Agreement, dated June 30, 1998 between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.

                           (7) Amendment No. 5 to Remote Access and Related Services Agreement, dated July 1, 1998 between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.

                           (8) Amendment No. 6 to Remote Access and Related Services Agreement, dated August 30, 1999 between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on March 10, 2000 and is hereby incorporated by reference.

                           (9) Amendment No. 7 to Remote Access and Related Services Agreement, dated February 29, 2000, between Registrant and PFPC (formerly known as First Data Investor Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

                           (10) Amendment No. 8 to the Remote Access and Related Services Agreement, dated June 26, 2000, between Registrant and PFPC, was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

                           (11) Amendment No. 9 - Restated and Amended Amendment No. 6 to the Remote Access and Related Services Agreement, dated June 26, 2000, between Registrant and PFPC was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

                           (12) Amendment No. 10 to the Remote Access and Related Services Agreement, dated July 28, 2000, between Registrant and PFPC was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

         (c) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between Registrant and First Data Investor Services Group, Inc. was filed as an Exhibit to Post-Effective Amendment No. 9 on July 10, 1998 and is hereby incorporated by reference.

         (d) (1) Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 9 on July 10, 1998 and is hereby incorporated by reference.

                           (2) Amendment No. 1 to the Amended and Restated Transfer Agency and Service Agreement, dated January 1, 1999, between Registrant and A I M Fund Services, Inc.

                           was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.

                           (3) Amendment No. 2 to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 1999, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

                           (4) Amendment No. 3 to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2000, between Registrant and A I M Fund Services, Inc. is filed herewith electronically.

         (e) Memorandum of Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on November 15, 2000 and is hereby incorporated by reference.

14       (a)               Consents of KPMG LLP are filed herewith
                           electronically.

         (b) Consent of Ernst & Young LLP is filed herewith electronically.

15                         Financial Statements omitted - None.

16                         Powers of Attorney - None.

17 Form of Proxy related to the Special Meeting of Shareholders of AIM Tax-Exempt Bond Fund of Connecticut is filed herewith electronically.


Item 17. Undertakings

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus in a post-effective amendment to this registration statement.

                                   SIGNATURES

         Pursuant to the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 22nd day of May, 2001.

                                       AIM INVESTMENT SECURITIES FUNDS
                                       Registrant

                                       By:  /s/ Robert H. Graham
                                            ------------------------------------
                                            Robert H. Graham
                                            President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                              TITLE                                          DATE

/s/ ROBERT H. GRAHAM                                   Chairman, Trustee & President               May 22, 2001
--------------------------------------------------
Robert H. Graham


/s/ BRUCE L. CROCKETT                                  Trustee                                     May 22, 2001
--------------------------------------------------
Bruce L. Crockett


/s/ OWEN DALY II                                       Trustee                                     May 22, 2001
--------------------------------------------------
Owen Daly II


/s/ ALBERT R. DOWDEN                                   Trustee                                     May 22, 2001
--------------------------------------------------
Albert R. Dowden


/s/ EDWARD K. DUNN, JR.                                Trustee                                     May 22, 2001
--------------------------------------------------
Edward K. Dunn, Jr.


/s/ JACK FIELDS                                        Trustee                                     May 22, 2001
--------------------------------------------------
Jack Fields


/s/ CARL FRISHLING                                     Trustee                                     May 22, 2001
--------------------------------------------------
Carl Frishling


/s/ PREMA MATHAI-DAVIS                                 Trustee                                     May 22, 2001
--------------------------------------------------
Prema Mathai-Davis


/s/ LEWIS F. PENNOCK                                   Trustee                                     May 22, 2001
--------------------------------------------------
Lewis F. Pennock


/s/ LOUIS SKLAR                                        Trustee                                     May 22, 2001
--------------------------------------------------
Louis Sklar


/s/ DANA R. SUTTON                                     Vice President & Treasurer                  May 22, 2001
--------------------------------------------------     (Principal Financial Officer)
Dana R. Sutton

                                  EXHIBIT INDEX


EXHIBIT
NUMBER            DESCRIPTION
-------           -----------
11                Opinion of Counsel and Consent of Ballard Spahr Andrews &
                  Ingersoll, LLP as to securities registered

14       (a)      Consents of KPMG LLP

         (b)      Consent of Ernst & Young LLP

17                Form of Proxy